UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Eric Wietsma

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/2011

Date of reporting period: 6/30/2011

Item 1.	Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.”

June 30, 2011

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2011. Domestic stock markets advanced for the first half of the year, despite losing significant ground in May and June when fresh concerns surfaced about the sustainability of the U.S. economic recovery and Greece’s fiscal woes once again took center stage. On the economic front, unemployment levels began to moderate in the first quarter, but climbed to a level of 9.1% in the second. The housing market continued to suffer from persistent weakness, and new home prices hit their lowest levels since mid-2000. Furthermore, numerous problems, including debt concerns in Europe, continued unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily in the first quarter, only to pull back somewhat in the second. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

During the first six months of 2011, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending – and whether or not to raise taxes. Key areas of debate included Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, and farm subsidies. In the investment markets, many pundits believed that the Federal Reserve’s (the “Fed”) November 2010 decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the equity markets in late 2010 and early 2011. However, as the second quarter came to a close, so did QE2.

On the international stage, ongoing unrest in Egypt and Libya contributed to continued volatility in oil prices. Commodity prices (including oil) declined somewhat starting in June, however, and drivers got some relief toward the end of the month when President Obama announced the release of millions of barrels of oil from the U.S. Strategic Petroleum Reserve, which helped drive gasoline prices lower. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy – and reverberating effects (although to a much lesser degree) on numerous economies throughout the world.

During the last week of June, Greece implemented a €78 billion (euro) package of austerity measures, which qualified the struggling country to receive the next portion of bailout funds from the European Union and avoid the euro area’s first member default. Investors breathed a sigh of relief, and equity markets surged.

Domestic stock indexes turned in positive returns for the six months ended June 30, 2011. The Dow Jones Industrial AverageSM, a measure of blue-chip domestic stock performance, advanced the most, with its 7.23% return. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 6.02%, while the technology-focused NASDAQ Composite® Index returned 4.55%. The Russell 2000® Index, which tracks the progress of small-cap stocks, gained 6.21% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 4.98% return. Fixed-income investments made a bit of progress during the period, but mainly trailed stocks, as the Barclays Capital U.S. Aggregate Bond Index advanced 2.72%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this key economic measure emerged during the six months, but problems remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Nevertheless, in June, it was reported that the U.S. unemployment rate had risen to 9.1% after the creation of only 54,000 jobs in May. The market had been expecting an easing of the unemployment rate to 8.9% and the creation of 160,000 jobs. Initial claims for unemployment benefits by U.S. workers remained above 400,000 throughout the month – a weekly figure below 400,000 is generally seen as an indicator that the economy is adding more jobs than it is losing.

Despite the challenges, there were some reasons for optimism as June came to a close. Indeed, the Fed kept its commitment to low interest rates for an extended period of time following its late June meeting, and Fed Chairman Ben Bernanke announced the end of QE2. Additionally, the release of first quarter 2011 gross domestic product (“GDP”) figures showed the economy still growing, although at a slower pace than during the fourth quarter of 2010.

Keeping it in perspective

Unsettling news on the economy, the end of QE2, and more problems from the euro zone present a challenging backdrop for stock prices. Yet, the S&P 500 Index closed the second quarter above 1,320, down less than 4% from its recent highs. The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.

Thank you for your continued confidence in MassMutual. Our goal is to help you weather the short-term uncertainties in the financial markets today – so you can help yourself achieve a more secure financial future.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries

What is the investment approach of MassMutual Select PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities and other debt instruments of domestic and foreign entities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MassMutual Select PIMCO Total Return Fund Quality Structure (% of Net Assets) on 6/30/11 (Unaudited)

U.S. Government, Aaa/AAA	26.6%
Aa/AA	17.3%
A/A	14.9%
Baa/BBB	13.0%
Ba/BB	4.9%
B and Below	4.4%
Equities	1.5%
Purchased Options	0.0%

Total Long-Term Investments	82.6%
Short-Term Investments and Other Assets and Liabilities	17.4%

Net Assets	100.0%

Securities Sold Short	(0.8)%

MassMutual Select PIMCO Total Return Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	46.1%
United Kingdom	10.6%
France	3.9%
Ireland	3.0%
Spain	2.5%
Australia	2.2%
Cayman Islands	2.1%
Netherlands	1.8%
Canada	1.8%
Mexico	1.7%
Luxembourg	1.5%
Italy	1.1%
Russia	0.9%
Switzerland	0.8%
Japan	0.5%
United Arab Emirates	0.4%
India	0.4%
Germany	0.4%
Brazil	0.4%
Bermuda	0.2%
Qatar	0.1%
Chile	0.1%
Republic of Korea	0.1%
Sweden	0.0%

Total Long-Term Investments	82.6%
Short-Term Investments and Other Assets and Liabilities	17.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Quality Structure (% of Net Assets) on 6/30/11 (Unaudited)

U.S. Government, Aaa/AAA	66.3%
Aa/AA	6.2%
A/A	13.4%
Baa/BBB	9.0%
Ba/BB	2.4%
B and Below	2.1%
Equities	0.2%
Purchased Options	0.0%
Warrants	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Strategic Balanced Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by investing in a mix of equity securities and fixed income securities pursuant to a multi-managed approach under which two subadvisers independently manage different portions of the Fund’s assets. J.P. Morgan Investment Management Inc. (J.P. Morgan) manages the equity component and Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited), manage the fixed income component. Western Asset Limited manages the non-U.S. dollar denominated investments of Western Asset’s portion of the Fund. The Fund’s target allocation is 65% to equity securities and 35% to fixed income securities; however, the allocation may fluctuate based on cash-flow activity and market conditions, among other factors. As of June 30, 2011, the Fund’s portfolio comprised 67% equity securities and 33% fixed income securities.

MassMutual Select Strategic Balanced Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equities	67.7%
Bonds & Notes	31.1%
Purchased Options	0.0%
Warrants	0.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Strategic Balanced Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	1.9%
Pool #9104 Government National Mortgage Association TBA 4.500% 7/01/39	1.7%
U.S. Treasury Note 3.625% 2/15/21	1.5%
Pool #1207 Government National Mortgage Association TBA 4.500% 3/01/40	1.5%
Pool #15801 Federal National Mortgage Association TBA 4.500% 3/01/39	1.5%
Time Warner, Inc.	1.4%
Schlumberger Ltd.	1.3%
Exxon Mobil Corp.	1.2%
Pool #AD1593 Federal National Mortgage Association 4.500% 2/01/40	1.1%
Chevron Corp.	1.1%

14.2%

MassMutual Select Strategic Balanced Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	72.4%
United Kingdom	6.1%
Japan	3.9%
France	2.5%
Germany	2.0%
Switzerland	2.0%
Netherlands Antilles	1.3%
Netherlands	1.1%
Ireland	0.7%
Italy	0.7%
Cayman Islands	0.7%
Bermuda	0.5%
Canada	0.5%
Panama	0.5%
Hong Kong	0.4%
Belgium	0.4%
Spain	0.3%
Israel	0.3%
Australia	0.3%
Sweden	0.3%
Finland	0.3%
Republic of Korea	0.2%
Channel Islands	0.2%
Norway	0.2%
Taiwan	0.2%
Denmark	0.2%
Indonesia	0.2%
Austria	0.1%
Mexico	0.1%
Singapore	0.1%
Russia	0.1%
Iceland	0.0%
China	0.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock). Effective April 1, 2011, the name of this Fund changed from MassMutual Select Global Allocation Fund to MassMutual Select BlackRock Global Allocation Fund. The Fund’s investment approach remains the same.

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Market Vectors – Gold Miners ETF	2.2%
U.S. Treasury Note 3.500% 5/15/20	1.7%
U.S. Treasury Note 2.625% 8/15/20	1.3%
Exxon Mobil Corp.	1.2%
Republic of Germany 4.250% 7/04/17	1.1%
United Kingdom Gilt 4.750% 3/07/20	1.1%
U.S. Treasury Note 2.250% 1/31/15	1.0%
Apple, Inc.	1.0%
U.S. Treasury Note 2.250% 3/31/16	1.0%
U.S. Treasury Note 2.500% 3/31/15	0.9%

12.5%

MassMutual Select BlackRock Global Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equities	64.5%
Bonds & Notes	26.8%
Mutual Funds	3.2%
Purchased Options	0.2%
Structured Options (Over The Counter Traded)	0.0%
Warrants	0.0%

Total Long-Term Investments	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%

Net Assets	100.0%

MassMutual Select BlackRock Global Allocation Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	48.0%
Japan	6.5%
United Kingdom	4.9%
Germany	4.2%
Brazil	3.9%
Canada	3.0%
Singapore	2.1%
Malaysia	1.7%
Australia	1.6%
Switzerland	1.6%
Hong Kong	1.6%
Republic of Korea	1.5%
France	1.4%
India	1.3%
Russia	1.2%
Mexico	1.0%
Taiwan	1.0%
Cayman Islands	0.9%
China	0.9%
Bermuda	0.7%
Turkey	0.7%
Netherlands	0.5%
Spain	0.4%
Luxembourg	0.4%
Netherlands Antilles	0.4%
Ireland	0.4%
Italy	0.4%
Thailand	0.3%
South Africa	0.2%
Chile	0.2%
Israel	0.2%
Norway	0.2%
Poland	0.2%
Kazakhstan	0.1%
Finland	0.1%
Indonesia	0.1%
Channel Islands	0.1%
Panama	0.1%
Argentina	0.1%
Belgium	0.1%
Ukraine	0.1%
Czech Republic	0.1%
Bahamas	0.1%
Egypt	0.1%
New Zealand	0.1%
Philippines	0.0%
Vietnam	0.0%
Trinidad And Tobago	0.0%
Portugal	0.0%
Austria	0.0%
Cyprus	0.0%

Total Long-Term Investments	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 46% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 54% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

General Electric Co.	3.2%
Chevron Corp.	3.0%
JP Morgan Chase & Co.	2.9%
AT&T, Inc.	2.7%
Pfizer, Inc.	2.2%
Wells Fargo & Co.	1.9%
Comcast Corp. Class A	1.8%
UnitedHealth Group, Inc.	1.6%
International Business Machines Corp.	1.5%
Exxon Mobil Corp.	1.4%

22.2%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	21.1%
Financial	19.3%
Communications	12.9%
Industrial	12.2%
Energy	11.7%
Consumer, Cyclical	7.4%
Technology	5.8%
Utilities	4.6%
Basic Materials	2.9%
Mutual Funds	0.5%
Diversified	0.1%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (generally, above $2 billion). The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Chevron Corp.	3.1%
Wells Fargo & Co.	3.1%
AT&T, Inc.	3.1%
JP Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.5%
Occidental Petroleum Corp.	2.2%
General Electric Co.	2.2%
ACE Ltd.	2.0%
Comcast Corp. Class A	2.0%
PNC Financial Services Group, Inc.	1.9%

25.1%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	23.3%
Consumer, Non-cyclical	19.6%
Energy	12.9%
Industrial	12.6%
Consumer, Cyclical	7.9%
Technology	6.8%
Communications	6.7%
Basic Materials	5.9%
Utilities	3.1%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Fundamental Value Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	87.6%
Switzerland	5.2%
Ireland	3.0%
United Kingdom	1.5%
Israel	1.2%
Finland	0.3%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Value Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies that the Fund’s subadviser believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential and cash flow, or in relation to securities of other companies in the same industry. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund’s subadviser is Pyramis Global Advisors, LLC (Pyramis).

MassMutual Select Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Chevron Corp.	4.4%
Pfizer, Inc.	3.7%
JP Morgan Chase & Co.	3.6%
Wells Fargo & Co.	3.3%
Berkshire Hathaway, Inc. Class B	3.0%
The Procter & Gamble Co.	2.9%
CenturyLink, Inc.	2.9%
Citigroup, Inc.	2.2%
The Walt Disney Co.	2.1%
CVS Caremark Corp.	1.9%

30.0%

MassMutual Select Value Equity Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	24.8%
Consumer, Non-cyclical	16.1%
Energy	13.9%
Communications	11.3%
Consumer, Cyclical	10.4%
Industrial	9.5%
Technology	6.5%
Utilities	5.0%
Basic Materials	2.2%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Large Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund’s subadviser is Davis Selected Advisers, L.P. (Davis).

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Costco Wholesale Corp.	5.0%
American Express Co.	5.0%
Wells Fargo & Co.	4.3%
CVS Caremark Corp.	4.2%
EOG Resources, Inc.	3.9%
Bank of New York Mellon Corp.	3.6%
Loews Corp.	3.3%
Occidental Petroleum Corp.	3.2%
Devon Energy Corp.	3.1%
Merck & Co., Inc.	3.1%

38.7%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	28.3%
Consumer, Non-cyclical	21.2%
Energy	15.3%
Consumer, Cyclical	13.3%
Industrial	5.3%
Communications	4.0%
Basic Materials	4.0%
Technology	4.0%
Diversified	1.3%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MassMutual Select Large Cap Value Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	76.2%
Switzerland	5.5%
Canada	4.9%
United Kingdom	2.9%
Hong Kong	2.3%
Netherlands	1.8%
China	1.0%
Brazil	0.9%
Mexico	0.6%
Netherlands Antilles	0.5%
Bermuda	0.1%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Indexed Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MassMutual Select Indexed Equity Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Exxon Mobil Corp.	3.3%
Apple, Inc.	2.5%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
General Electric Co.	1.6%
Microsoft Corp.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
The Procter & Gamble Co.	1.4%
Pfizer, Inc.	1.3%

18.1%

MassMutual Select Indexed Equity Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	20.8%
Financial	14.5%
Energy	12.5%
Technology	12.4%
Communications	11.1%
Industrial	11.1%
Consumer, Cyclical	8.2%
Basic Materials	3.6%
Utilities	3.2%
Diversified	0.1%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Core Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large, established companies. The Fund’s subadvisers are Victory Capital Management Inc. (Victory), which managed approximately 48% of the Fund’s portfolio; and The Boston Company Asset Management, LLC (The Boston Company), which was responsible for approximately 52% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Core Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Pfizer, Inc.	2.8%
Google, Inc. Class A	2.3%
Microsoft Corp.	2.1%
JP Morgan Chase & Co.	2.1%
MetLife, Inc.	2.0%
Oracle Corp.	2.0%
Schlumberger Ltd.	1.9%
Apple, Inc.	1.9%
Halliburton Co.	1.8%
International Business Machines Corp.	1.7%

20.6%

MassMutual Select Core Opportunities Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	23.8%
Technology	13.8%
Energy	12.9%
Financial	12.4%
Communications	10.3%
Industrial	9.9%
Consumer, Cyclical	8.6%
Basic Materials	4.3%
Utilities	2.5%
Mutual Funds	0.2%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	7.0%
Amazon.com, Inc.	4.6%
Google, Inc. Class A	4.2%
Danaher Corp.	3.5%
Schlumberger Ltd.	2.6%
Qualcomm, Inc.	2.5%
Franklin Resources, Inc.	2.5%
Praxair, Inc.	2.3%
Baidu, Inc. Sponsored ADR (Cayman Islands)	2.3%
MasterCard, Inc. Class A	2.0%

33.5%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Communications	23.9%
Industrial	15.8%
Consumer, Cyclical	14.3%
Technology	12.3%
Consumer, Non-cyclical	11.5%
Financial	9.3%
Energy	8.6%
Basic Materials	4.1%
Mutual Funds	0.0%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital and future income by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, Inc. (Rainier).

MassMutual Select Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	4.5%
CSX Corp.	2.6%
Oracle Corp.	2.2%
Chevron Corp.	2.2%
Baker Hughes, Inc.	2.0%
Precision Castparts Corp.	1.9%
Schlumberger Ltd.	1.8%
EMC Corp.	1.8%
Amazon.com, Inc.	1.7%
Rockwell Automation, Inc.	1.7%

22.4%

MassMutual Select Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	18.3%
Technology	15.0%
Industrial	14.2%
Consumer, Cyclical	12.1%
Energy	11.8%
Communications	10.4%
Financial	9.0%
Basic Materials	4.9%
Utilities	0.8%

Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 52% of the Fund’s portfolio; and Delaware Management Company (DMC), which was responsible for approximately 48% of the Fund’s portfolio, as of June 30, 2011. Effective April 1, 2011, the name of this Fund changed from MassMutual Select Aggressive Growth Fund to MassMutual Select Growth Opportunities Fund. The Fund’s investment approach remains the same.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	6.0%
Qualcomm, Inc.	5.8%
Visa, Inc. Class A	5.7%
Allergan, Inc.	4.2%
Salesforce.com, Inc.	3.9%
Amazon.com, Inc.	3.8%
Google, Inc. Class A	3.8%
IntercontinentalExchange, Inc.	3.2%
Priceline.com, Inc.	3.2%
Nike, Inc. Class B	3.0%

42.6%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Communications	26.4%
Consumer, Non-cyclical	25.3%
Technology	15.2%
Consumer, Cyclical	10.8%
Energy	8.8%
Financial	7.1%
Basic Materials	2.4%
Industrial	2.2%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select NASDAQ-100® Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the NASDAQ-100 Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MassMutual Select NASDAQ-100 Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	12.1%
Microsoft Corp.	8.5%
Oracle Corp.	6.5%
Google, Inc. Class A	5.0%
Intel Corp.	4.6%
Qualcomm, Inc.	3.7%
Amazon.com, Inc.	3.6%
Cisco Systems, Inc.	3.3%
Amgen, Inc.	2.1%
Comcast Corp. Class A	2.1%

51.5%

MassMutual Select NASDAQ-100 Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Technology	45.8%
Communications	29.7%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	7.3%
Industrial	2.3%
Energy	0.4%
Basic Materials	0.3%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Focused Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. The Fund’s subadviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Intel Corp.	6.8%
Visa, Inc. Class A	6.0%
Franklin Resources, Inc.	5.6%
The Boeing Co.	5.4%
Wells Fargo & Co.	5.3%
Calpine Corp.	5.2%
Carnival Corp.	5.2%
Illinois Tool Works, Inc.	5.1%
Range Resources Corp.	5.0%
Penn National Gaming, Inc.	4.9%

54.5%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Energy	20.8%
Consumer, Cyclical	17.1%
Technology	16.1%
Financial	12.7%
Industrial	11.4%
Consumer, Non-cyclical	10.6%
Utilities	5.2%

Total Long-Term Investments	93.9%
Short-Term Investments and Other Assets and Liabilities	6.1%

Net Assets	100.0%

MassMutual Select Focused Value Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	81.3%
Panama	5.2%
Canada	4.7%
Switzerland	2.7%

Total Long-Term Investments	93.9%
Short-Term Investments and Other Assets and Liabilities	6.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The Fund’s subadvisers are NFJ Investment Group LLC (NFJ), which managed approximately 31% of the Fund’s portfolio; and Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 69% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Lear Corp.	2.3%
American Water Works Co., Inc.	1.8%
NiSource, Inc.	1.8%
Macy’s, Inc.	1.7%
Xerox Corp.	1.6%
Discover Financial Services	1.6%
Fifth Third Bancorp	1.4%
SLM Corp.	1.4%
Marsh & McLennan Cos., Inc.	1.4%
KeyCorp	1.4%

16.4%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	24.3%
Consumer, Non-cyclical	16.3%
Consumer, Cyclical	12.5%
Industrial	10.3%
Utilities	10.3%
Energy	7.9%
Basic Materials	6.0%
Technology	5.9%
Communications	4.8%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 56% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 44% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)
MAXIMUS, Inc.	2.4%
Carlisle Cos., Inc.	1.9%
Vishay Intertechnology, Inc.	1.7%
Belden, Inc.	1.4%
Prosperity Bancshares, Inc.	1.4%
The Men’s Wearhouse, Inc.	1.4%
Mentor Graphics Corp.	1.4%
Fiserv, Inc.	1.4%
Plexus Corp.	1.4%
Terex Corp.	1.4%

15.8%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)
Industrial	28.7%
Consumer, Cyclical	19.3%
Financial	17.1%
Consumer, Non-cyclical	15.1%
Technology	6.6%
Utilities	3.4%
Energy	2.8%
Basic Materials	2.4%
Communications	1.3%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 39% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 50% of the Fund’s portfolio; and EARNEST Partners, LLC (Earnest Partners), which oversaw approximately 11% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Aaron’s, Inc.	1.3%
ProAssurance Corp.	1.3%
El Paso Electric Co.	1.0%
Nordson Corp.	1.0%
Landstar System, Inc.	0.9%
SVB Financial Group	0.9%
Genesee & Wyoming, Inc. Class A	0.9%
Owens & Minor, Inc.	0.8%
Kirby Corp.	0.8%
First Potomac Realty Trust	0.8%

9.7%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	24.4%
Industrial	21.6%
Consumer, Non-cyclical	11.7%
Consumer, Cyclical	10.9%
Energy	7.9%
Basic Materials	6.8%
Utilities	5.6%
Technology	4.0%
Communications	3.5%
Mutual Funds	0.4%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital growth by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in either the S&P MidCap 400 Index or the Russell Midcap® Growth Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 52% of the Fund’s portfolio; and Turner Investment Partners, Inc. (Turner), which was responsible for approximately 48% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Mid Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Green Mountain Coffee Roasters, Inc.	2.9%
F5 Networks, Inc.	1.5%
Tempur-Pedic International, Inc.	1.3%
Coach, Inc.	1.2%
Cypress Semiconductor Corp.	1.2%
Abercrombie & Fitch Co. Class A	1.1%
Western Union Co.	1.1%
Owens Corning, Inc.	1.1%
TIBCO Software, Inc.	1.1%
Acme Packet, Inc.	1.1%

13.6%

MassMutual Select Mid Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	25.7%
Consumer, Cyclical	16.3%
Technology	15.5%
Industrial	14.3%
Communications	11.7%
Energy	8.5%
Basic Materials	3.7%
Financial	3.2%
Diversified	0.4%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Equity II Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 79% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 21% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

AMETEK, Inc.	1.9%
IHS, Inc. Class A	1.4%
Nuance Communications, Inc.	1.2%
Dollar General Corp.	1.1%
Rovi Corp.	1.1%
Roper Industries, Inc.	1.1%
McDermott International, Inc.	1.1%
Gardner Denver, Inc.	1.1%
O’Reilly Automotive, Inc.	1.1%
Fastenal Co.	1.0%

12.1%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	23.2%
Technology	16.6%
Industrial	15.8%
Consumer, Cyclical	13.4%
Energy	8.5%
Communications	7.9%
Financial	7.4%
Basic Materials	2.9%
Utilities	1.0%
Mutual Funds	0.7%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MassMutual Select Mid Cap Growth Equity II Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	86.7%
Canada	5.7%
Ireland	1.4%
Panama	1.1%
Netherlands	0.6%
British Virgin Islands	0.5%
Bermuda	0.5%
United Kingdom	0.3%
Singapore	0.2%
Israel	0.2%
Switzerland	0.1%
Puerto Rico	0.1%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 49% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 51% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Tempur-Pedic International, Inc.	2.5%
Wabtec Corp.	2.2%
Portfolio Recovery Associates, Inc.	2.2%
NuVasive, Inc.	2.2%
Volcano Corp.	2.1%
Under Armour, Inc. Class A	2.1%
MICROS Systems, Inc.	2.0%
General Cable Corp.	1.9%
Dresser-Rand Group, Inc.	1.8%
Zoll Medical Corp.	1.8%

20.8%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	22.1%
Consumer, Cyclical	18.2%
Industrial	17.2%
Technology	14.3%
Communications	10.5%
Financial	6.9%
Energy	6.5%
Basic Materials	1.2%
Mutual Funds	0.7%
Utilities	0.5%
Diversified	0.2%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Company Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are The Boston Company Asset Management, LLC (The Boston Company), which managed approximately 35% of the Fund’s portfolio; and Eagle Asset Management, Inc. (Eagle), which was responsible for approximately 65% of the Fund’s portfolio, as of June 30, 2011.

MassMutual Select Small Company Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Genesco, Inc.	2.5%
Lufkin Industries, Inc.	2.4%
Vitamin Shoppe, Inc.	2.1%
Cash America International, Inc.	1.6%
WABCO Holdings, Inc.	1.6%
iShares Russell 2000 Growth Index Fund	1.5%
GrafTech International Ltd.	1.4%
Quality Systems, Inc.	1.4%
Sapient Corp.	1.3%
Oasis Petroleum, Inc.	1.3%

17.1%

MassMutual Select Small Company Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	22.9%
Consumer, Cyclical	20.9%
Industrial	16.1%
Technology	15.6%
Communications	7.4%
Energy	6.3%
Basic Materials	5.5%
Financial	3.2%
Mutual Funds	2.3%

Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Diversified International Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries and typically does not invest in U.S. companies. Effective June 6, 2011, J.P. Morgan Investment Management Inc. (J.P. Morgan) replaced AllianceBernstein L.P. (AllianceBernstein) as subadviser to the Fund.

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Royal Dutch Shell PLC Class A	4.1%
Vodafone Group PLC	3.0%
Sanofi	2.7%
GlaxoSmithKline PLC	2.5%
BASF SE	2.3%
ING Groep NV	2.1%
Volkswagen AG, 1.510%	2.1%
Bayer AG	2.0%
BP PLC	2.0%
BNP Paribas	1.9%

24.7%

MassMutual Select Diversified International Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United Kingdom	24.5%
Japan	19.3%
Germany	14.4%
France	11.1%
Netherlands	4.1%
Switzerland	3.8%
Italy	3.5%
Spain	2.5%
Belgium	2.4%
Sweden	1.9%
Finland	1.2%
Republic of Korea	1.2%
Norway	1.0%
Singapore	1.0%
Canada	1.0%
Australia	0.9%
Austria	0.9%
Taiwan	0.8%
Cayman Islands	0.7%
South Africa	0.7%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (J.P. Morgan), which managed approximately 21% of the Fund’s portfolio; Massachusetts Financial Services Company (MFS), which was responsible for approximately 50% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 29% of the Fund’s portfolio, as of June 30, 2011. Effective June 6, 2011, J.P. Morgan Investment Management Inc. (J.P. Morgan) replaced AllianceBernstein L.P. (AllianceBernstein) as co-subadviser to the Fund.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Nestle SA	2.3%
Linde AG	2.0%
UBS AG	1.8%
Diageo PLC	1.7%
Schneider Electric SA	1.7%
Canon, Inc.	1.7%
Royal Dutch Shell PLC Class A	1.7%
ING Groep NV	1.6%
Roche Holding AG	1.6%
Heineken NV	1.6%

17.7%

MassMutual Select Overseas Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United Kingdom	18.0%
Japan	17.3%
Switzerland	13.7%
France	11.0%
Germany	10.5%
Netherlands	6.9%
Australia	2.9%
Spain	2.3%
Sweden	1.8%
Canada	1.8%
Italy	1.6%
Republic of Korea	1.5%
Taiwan	1.3%
India	1.3%
Hong Kong	1.1%
Bermuda	1.0%
South Africa	0.7%
Singapore	0.6%
Belgium	0.5%
Austria	0.5%
Mexico	0.4%
Czech Republic	0.4%
Luxembourg	0.3%
United States	0.3%
Brazil	0.3%
Finland	0.3%
Norway	0.2%
Cayman Islands	0.1%
Ireland	0.1%
Israel	0.1%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.5%

PREFERRED STOCK — 1.5%
Electric — 1.5%
PPL Corp. 9.500%	400,000	$22,360,000

TOTAL PREFERRED STOCK (Cost $21,450,000)		22,360,000

TOTAL EQUITIES (Cost $21,450,000)		22,360,000

	Principal Amount
BONDS & NOTES — 81.1%

CORPORATE DEBT — 47.7%
Agriculture — 0.8%
Reynolds American, Inc. 7.625% 6/01/16	$10,000,000	11,994,200

Auto Manufacturers — 0.2%
Volkswagen International Finance NV FRN (a) 0.696% 10/01/12	3,100,000	3,108,128

Banks — 15.1%
Abbey National Treasury Services PLC FRN 1.854% 4/25/14	2,100,000	2,087,467
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,553,797
Australia & New Zealand Banking Group Ltd. FRN 1.118% 5/08/13	2,100,000	2,104,704
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,419,654
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,403,500
Banco Santander Brazil SA FRN (a) 2.347% 3/18/14	1,200,000	1,206,108
Banco Santander Chile FRN (a) 1.875% 1/19/16	1,000,000	955,000
Bank of America Corp. FRN 0.750% 9/11/12	2,200,000	2,196,594
Bank of India (b) 6.250% 2/16/21	3,700,000	3,793,480
Bank of Nova Scotia 1.650% 10/29/15	900,000	884,578
Barclays Bank PLC 2.375% 1/13/14	1,000,000	1,011,876
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	14,679,639

	Principal Amount	Value
BBVA Bancomer SA (a) 4.500% 3/10/16	$500,000	$508,750
BBVA Bancomer SA (a) 6.500% 3/10/21	4,900,000	4,998,000
BBVA US Senior SA FRN 2.386% 5/16/14	6,000,000	5,962,926
BNP Paribas 5.000% 1/15/21	1,800,000	1,809,733
BNP Paribas SA FRN 1.190% 1/10/14	3,700,000	3,672,672
Credit Suisse New York 2.200% 1/14/14	800,000	810,428
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	48,292,972
Export-Import Bank of Korea 4.000% 1/29/21	400,000	368,210
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,134,581
GMAC, Inc. 6.875% 9/15/11	2,500,000	2,518,750
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,343,750
Groupe BPCE (a) 2.375% 10/04/13	400,000	406,499
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	804,318
ICICI Bank Ltd (a) 4.750% 11/25/16	6,400,000	6,385,555
ICICI Bank Ltd. 5.500% 3/25/15	2,200,000	2,310,295
ING Bank NV FRN (a) 1.297% 3/15/13	7,000,000	7,012,586
ING Bank NV (a) 2.500% 1/14/16	500,000	491,224
Intesa Sanpaolo SpA FRN (a) 2.658% 2/24/14	1,800,000	1,795,594
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,001,882
Korea Development Bank 8.000% 1/23/14	1,000,000	1,138,207
LBG Capital No.2 PLC GBP (c) 9.125% 7/15/20	3,000,000	4,769,112
National Australia Bank Ltd. FRN (a) 1.010% 4/11/14	7,800,000	7,791,553
Nordea Bank AB (a) 2.125% 1/14/14	400,000	402,796
Regions Financial Corp. 6.375% 5/15/12	10,000,000	10,216,680
Resona Bank Ltd. VRN (a) 5.850% 9/29/49	6,200,000	6,187,371
The Royal Bank of Scotland PLC EUR (c) 3.625% 5/17/13	800,000	1,154,546

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Royal Bank of Scotland PLC 4.375% 3/16/16	$5,200,000	$5,245,412
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,407,650
The Royal Bank of Scotland PLC EUR (c) 5.500% 3/23/20	7,200,000	10,177,816
Santander UK PLC FRN EUR (c) 1.530% 10/10/17	4,900,000	6,557,270
Sumitomo Mitsui Banking Corp. (a) 1.950% 1/14/14	1,000,000	1,007,627
UBS AG FRN 1.273% 1/28/14	2,100,000	2,109,051
Wachovia Corp. 5.625% 10/15/16	11,700,000	12,701,321

		231,791,534

Building Materials — 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	3,210,000

Chemicals — 0.5%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	2,012,600
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,559,000

		7,571,600

Coal — 0.3%
Arch Western Finance LLC 6.750% 7/01/13	3,800,000	3,804,750

Computers — 0.4%
Hewlett-Packard Co. FRN 0.534% 5/24/13	6,000,000	6,013,602

Diversified Financial — 12.2%
Ally Financial, Inc. FRN 3.647% 6/20/14	21,600,000	21,117,693
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,700,000
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,417,150
CIT Group, Inc. 7.000% 5/01/15	2,600,000	2,603,250
Citigroup, Inc. FRN 1.111% 2/15/13	1,300,000	1,294,926
Citigroup, Inc. FRN 1.733% 1/13/14	2,200,000	2,214,170
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,261,109
Credit Agricole Home Loan FRN (a) 1.024% 7/21/14	5,400,000	5,401,685
FCE Bank PLC EUR (c) 7.125% 1/16/12	10,000,000	14,740,771
FIA Card Services NA (a) 7.125% 11/15/12	10,700,000	11,421,608

	Principal Amount	Value
General Electric Capital Services, Inc. 7.500% 8/21/35	$11,700,000	$13,855,526
The Goldman Sachs Group, Inc. 6.750% 10/01/37	11,700,000	11,699,801
HSBC Holdings PLC 5.100% 4/05/21	12,700,000	13,014,757
International Lease Finance Corp. 5.400% 2/15/12	5,000,000	5,062,500
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	745,500
Macquarie Bank Ltd. (a) 2.600% 1/20/12	11,730,000	11,875,405
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,400,000	2,414,563
Merrill Lynch & Co., Inc. 5.450% 2/05/13	900,000	954,713
Morgan Stanley FRN 2.761% 5/14/13	1,300,000	1,334,736
SLM Corp. 6.250% 1/25/16	100,000	103,750
SLM Corp. 8.000% 3/25/20	8,200,000	8,805,193
SLM Corp. 8.450% 6/15/18	10,000,000	10,976,130
Sydney Airport Finance (a) 5.125% 2/22/21	300,000	301,498
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	5,525,000
TNK-BP Finance SA (b) 7.250% 2/02/20	4,500,000	4,972,500
TNK-BP Finance SA (b) 7.500% 3/13/13	5,000,000	5,412,500
UBS AG/Stamford CT FRN 1.359% 2/23/12	9,600,000	9,660,595

		186,887,029

Electric — 1.0%
Comision Federal de Electricidad (Acquired 5/26/11, Cost $8,730,656) (a) (d) 4.875% 5/26/21	8,800,000	8,787,680
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,201,000

		14,988,680

Foods — 0.0%
Kraft Foods, Inc. 5.625% 11/01/11	459,000	466,347

Holding Company – Diversified — 0.2%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	1,045,000
Noble Group Ltd. (b) 6.625% 8/05/20	1,400,000	1,431,500

		2,476,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 4.9%
American International Group, Inc. 4.950% 3/20/12	$19,900,000	$20,258,200
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,047,125
American International Group, Inc. 6.250% 5/01/36	5,000,000	5,082,520
American International Group, Inc. 6.400% 12/15/20	8,400,000	9,041,634
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	28,365,159

		75,794,638

Iron & Steel — 1.0%
CSN Islands XI Corp. (a) 6.875% 9/21/19	2,000,000	2,182,500
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	10,000,000	11,100,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,792,000

		15,074,500

Oil & Gas — 2.8%
BP Capital Markets PLC 3.125% 3/10/12	10,000,000	10,173,430
Gazprom OAO Via Morgan Stanley Bank AG (b) 9.625% 3/01/13	2,500,000	2,795,000
Gazprom Via Gaz Capital SA (b) 9.250% 4/23/19	5,000,000	6,243,750
Novatek Finance Ltd. (a) 5.326% 2/03/16	400,000	412,000
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,785,102
Petroleos Mexicanos 5.500% 1/21/21	2,800,000	2,935,800
Petroleos Mexicanos (Acquired 6/2/11, Cost $4,964,100) (a) (d) 6.500% 6/02/41	5,000,000	5,073,235
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,968,840
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,166,512
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	4,500,000	4,410,000

		42,963,669

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	92,589	104,139

Savings & Loans — 4.2%
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 7.700% 8/07/13	15,000,000	16,651,170

	Principal Amount	Value
Fibria Overseas Finance Ltd. (a) 7.500% 5/04/20	$2,000,000	$2,177,600
LBG Capital No.1 PLC GBP (c) 7.588% 5/12/20	5,415,000	7,973,818
LBG Capital No.1 PLC GBP (c) 7.867% 12/17/19	4,887,000	7,235,532
LBG Capital No.1 PLC GBP (c) 7.869% 8/25/20	2,906,000	4,244,322
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	400,000	422,000
RZD Capital Ltd. 5.739% 4/03/17	3,100,000	3,293,750
SSIF Nevada LP FRN (a) 0.981% 4/14/14	12,500,000	12,500,075
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	408,000
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	10,132,700

		65,038,967

Telecommunications — 2.8%
AT&T, Inc. 5.500% 2/01/18	10,500,000	11,710,933
BellSouth Corp. (a) 4.463% 4/26/21	18,300,000	18,837,562
Deutsche Telekom International Finance BV GBP (c) 6.500% 4/08/22	3,300,000	5,845,304
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,550,000
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	195,000
Qwest Corp. FRN 3.497% 6/15/13	1,300,000	1,329,250

		43,468,049

Transportation — 1.1%
Asciano Finance (a) 5.000% 4/07/18	9,000,000	9,238,365
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,218,750

		16,457,115

TOTAL CORPORATE DEBT (Cost $706,879,600)		731,213,447

BANK LOANS — 0.2%
Auto Manufacturers — 0.1%
Ford Motor Co. Term Loan B2 FRN 2.950% 12/15/13	2,454,618	2,451,427

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 0.1%
Petroleum Export Term Loan B FRN 3.319% 12/20/12	$1,112,400	$1,102,166

		3,553,593

TOTAL BANK LOANS (Cost $3,556,168)		3,553,593

MUNICIPAL OBLIGATIONS — 3.5%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	6,862,968
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	11,496,660
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	4,542,520
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	7,907,139
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	3,417,270
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	10,150,400
New York State Dormitory Authority 5.051% 9/15/27	600,000	598,104
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,011,450
State of California BAB 5.700% 11/01/21	3,500,000	3,683,190
Texas State Transportation Commission BAB 5.178% 4/01/30	400,000	409,680

		54,079,381

TOTAL MUNICIPAL OBLIGATIONS (Cost $51,088,096)		54,079,381

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%
Commercial MBS — 6.5%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.805% 2/24/51	6,500,000	7,002,180
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	30,449,500
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.413% 2/15/41	2,800,000	3,017,216

	Principal Amount	Value
European Loan Conduit, Series 25A, Class A FRN (a) 1.570% 5/15/19	$5,870,719	$7,718,530
European Loan Conduit, Series 25X, Class A FRN EUR (b) (c) 1.570% 5/15/19	138,135	181,613
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,752,407
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.992% 8/15/45	25,000,000	27,108,958
Real Estate Capital PLC, Series 4, Class A1 FRN GBP (b) (c) 1.069% 10/20/14	8,550,000	12,985,123
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 1.099% 10/23/16	5,691,944	7,430,950

		99,646,477

Credit Card ABS — 1.5%
Chester Asset Receivables Dealings, Series 2008-A1, Class A FRN EUR (b) (c) 2.220% 1/15/14	5,200,000	7,540,778
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.287% 5/16/16	15,200,000	15,371,689

		22,912,467

Other ABS — 0.4%
Dryden Leveraged Loan CDO 2002-II, Series 2003-5A, Class A FRN (a) 0.787% 12/22/15	1,381,255	1,366,590
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.509% 5/21/21	3,800,000	3,570,507
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (c) 1.934% 6/04/24	968,307	1,246,219

		6,183,316

WL Collateral CMO — 4.5%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B FRN EUR (a) (c) 2.620% 5/16/47	876,958	1,271,697
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (c) 2.624% 11/19/47	13,500,000	19,568,886

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (c) 2.820% 5/16/47	$1,900,000	$2,753,242
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 6.019% 9/25/36	478,239	439,796
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.446% 12/20/54	2,623,872	2,488,269
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN 1.399% 12/20/54	6,242,995	8,585,003
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (c) 1.399% 12/20/54	3,187,704	4,383,563
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.794% 9/25/35	6,250,061	5,729,628
Holmes Master Issuer PLC, Series 2011-1A, Class A3 EUR (a) (c) 2.677% 10/15/54	1,000,000	1,451,138
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.434% 7/25/36	12,343,224	10,605,309
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 5.199% 8/25/35	4,275,000	3,865,793
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.756% 10/25/35	2,711,353	2,430,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	6,332,340	6,212,192

		69,784,931

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $190,319,984)		198,527,191

SOVEREIGN DEBT OBLIGATIONS — 5.2%
Bundesrepublik Deutschland EUR (c) 3.250% 7/04/21	2,200,000	3,250,467
Canada Government Bond CAD (c) 1.500% 12/01/12	1,300,000	1,349,320
Canada Government Bond CAD (c) 1.750% 3/01/13	1,500,000	1,561,636
Canada Government Bond CAD (c) 2.000% 8/01/13	1,900,000	1,986,189

	Principal Amount	Value
Canada Government Bond CAD (c) 2.250% 8/01/14	$1,000,000	$1,047,872
Canada Government Bond CAD (c) 2.500% 9/01/13	3,000,000	3,167,536
Canada Government Bond CAD (c) 3.000% 12/01/15	400,000	428,099
Canada Housing Trust No. 1 CAD (a) (c) 2.750% 12/15/15	300,000	315,052
Canada Housing Trust No. 1 CAD (a) (c) 3.350% 12/15/20	4,100,000	4,229,787
Canada Housing Trust No. 1 CAD (a) (c) 3.950% 12/15/11	400,000	419,970
Canada Housing Trust No. 1 CAD (a) (c) 4.000% 6/15/12	2,100,000	2,232,147
Canada Housing Trust No. 1 CAD (a) (c) 4.550% 12/15/12	3,000,000	3,245,860
Canada Housing Trust No. 1 CAD (a) (c) 4.800% 6/15/12	1,500,000	1,606,040
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	294,770
Italy Buoni Poliennali Del Tesoro EUR (c) 2.100% 9/15/16	308,781	443,480
Italy Buoni Poliennali Del Tesoro EUR (c) 2.100% 9/15/21	10,312,335	13,982,391
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	413,239
Mexican Bonos MXN (c) 6.000% 6/18/15	9,900,000	844,923
Province of Ontario Canada 1.375% 1/27/14	1,900,000	1,911,223
Province of Ontario Canada CAD (c) 4.200% 3/08/18	100,000	109,900
Province of Ontario Canada CAD (c) 4.300% 3/08/17	700,000	778,539
Province of Ontario Canada CAD (c) 4.400% 6/02/19	1,300,000	1,430,142
Province of Ontario Canada CAD (c) 4.600% 6/02/39	700,000	754,493
Province of Ontario Canada CAD (c) 5.500% 6/02/18	300,000	353,008
Province of Quebec Canada CAD (c) 4.500% 12/01/16	100,000	112,163
Russian Foreign Bond (b) 3.625% 4/29/15	200,000	205,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spain Government Bond EUR (c) 4.650% 7/30/25	$25,200,000	$32,754,182

		79,227,928

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $78,407,447)		79,227,928

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.7%
Pass-Through Securities — 6.7%
Federal Home Loan Mortgage Corp. TBA
Pool #5159 4.500% 4/01/39 (e)	2,000,000	2,059,609
Federal National Mortgage Association Pool #AE0828 3.500% 2/01/41	5,918,547	5,670,708
Pool #889304 4.000% 4/01/23	40,914	42,892
Pool #995703 4.000% 5/01/24	144,922	151,568
Pool #AD3975 4.000% 6/01/25	228,884	238,880
Pool #AD9130 4.000% 8/01/25	225,344	235,044
Pool #AI2022 4.000% 4/01/26	540,159	563,242
Pool #AE0949 4.000% 2/01/41	5,980,336	5,989,914
Pool #983629 4.500% 5/01/23	36,773	39,111
Pool #931412 4.500% 6/01/24	815,252	865,313
Pool #AD1654 4.500% 3/01/40	1,364,243	1,419,986
Pool #AE3151 4.500% 9/01/40	302,329	313,218
Pool #AE8864 4.500% 11/01/40	995,414	1,031,265
Pool #725205 5.000% 3/01/34	956,779	1,021,586
Pool #735288 5.000% 3/01/35	4,230,156	4,513,378
Pool #256714 5.500% 5/01/27	289,610	315,042
Pool #257325 5.500% 8/01/28	792,881	861,019
Pool #256597 5.500% 2/01/37	89,275	96,745
Pool #888129 5.500% 2/01/37	481,582	521,877

	Principal Amount	Value
Pool #912872 5.500% 2/01/37	$37,690	$40,843
Pool #256673 5.500% 4/01/37	459,420	497,861
Pool #914803 5.500% 4/01/37	26,535	28,755
Pool #918069 5.500% 5/01/37	74,436	80,594
Pool #937466 5.500% 6/01/37	158,866	172,010
Pool #967740 5.500% 7/01/37	254,373	275,418
Pool #984277 5.500% 6/01/38	742,469	803,897
Pool #995258 5.500% 1/01/39	93,315	101,035
Pool #995502 5.500% 2/01/39	11,432	12,389
Pool #995845 5.500% 4/01/39	193,671	209,694
Pool #AD4567 5.500% 4/01/40	38,279	41,398
Federal National Mortgage Association TBA
Pool #11606 4.500% 3/01/21 (e)	3,800,000	4,028,594
Pool #15801 4.500% 3/01/39 (e)	48,700,000	50,385,478
Pool #28654 5.000% 8/01/36 (e)	7,000,000	7,436,407
Pool #45746 5.500% 4/01/35 (e)	4,100,000	4,434,727
Pool #52960 6.000% 9/01/35 (e)	7,000,000	7,692,343

		102,191,840

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $102,178,782)		102,191,840

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds & Notes — 4.9%
U.S. Treasury Inflation Index (f) 2.000% 1/15/26	3,738,603	4,095,873
U.S. Treasury Inflation Index (g) 2.375% 1/15/25	1,431,480	1,649,012
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	2,118,519	2,417,753

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (f) 0.750% 6/15/14	$67,100,000	$67,023,989

		75,186,627

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,016,328)		75,186,627

TOTAL BONDS & NOTES (Cost $1,207,446,405)		1,243,980,007

	Units

PURCHASED OPTIONS — 0.0%
Options on Interest Rate Swaps — 0.0%
Interest Rate Swaption USD 1 Year Call, Strike 1.25	21,100,000	108,579
Interest Rate Swaption USD 1 Year Call, Strike 1.25	55,600,000	286,112

		394,691

TOTAL PURCHASED OPTIONS (Cost $291,071)		394,691

TOTAL LONG-TERM INVESTMENTS (Cost $1,229,187,476)		1,266,734,698

	Principal Amount

SHORT-TERM INVESTMENTS — 22.1%
Certificate of Deposit — 0.1%
Bank of Nova Scotia 0.518% 8/09/12	$1,100,000	1,099,756

Commercial Paper — 1.4%
Kells Funding LLC (a) 0.260% 12/02/11	22,400,000	22,375,086

Discount Notes — 3.7%
Federal Home Loan Bank 0.050% 7/13/11	38,100,000	38,099,365
Federal National Mortgage Association 0.060% 7/21/11	18,900,000	18,899,370

		56,998,735

Repurchase Agreements — 16.6%
Bank of America Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (h)	31,100,000	31,100,000
Barclays Capital Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (i)	2,500,000	2,500,000

	Principal Amount	Value
Barclays Capital Repurchase Agreement, dated 6/30/11, 0.050%, due 7/05/11 (j)	$36,300,000	$36,300,000
Barclays Capital Repurchase Agreement, dated 6/30/11, 0.080%, due 7/08/11 (k)	33,000,000	33,000,000
Barclays Capital Repurchase Agreement, dated 6/30/11, 0.100%, due 7/14/11 (l)	28,000,000	28,000,000
Greenwich Repurchase Agreement, dated 6/30/11, 0.030%, due 7/01/11 (m)	80,000,000	80,000,000
JP Morgan Chase Bank Repurchase Agreement, dated 6/30/11, 0.040%, due 7/01/11 (n)	7,500,000	7,500,000
Morgan Stanley Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (o)	28,400,000	28,400,000
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (p)	8,116,832	8,116,832

		254,916,832

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (g) 0.010% 8/25/11	410,000	409,994
U.S. Treasury Bill (g) 0.050% 9/15/11	1,418,000	1,417,892
U.S. Treasury Bill (g) 0.070% 9/15/11	814,000	813,926
U.S. Treasury Bill (g) 0.175% 8/18/11	1,322,000	1,321,914
U.S. Treasury Bill (g) 0.298% 7/28/11	220,000	219,973

		4,183,699

TOTAL SHORT-TERM INVESTMENTS (Cost $339,574,108)		339,574,108

TOTAL INVESTMENTS — 104.7% (Cost $1,568,761,584) (q)		1,606,308,806

Other Assets/(Liabilities) — (4.7)%		(72,301,631)

NET ASSETS — 100.0%		$1,534,007,175

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SECURITIES SOLD SHORT — (0.8)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (0.8)%
Pass-Through Securities — (0.8)%
Federal National Mortgage Association TBA
Pool #1127 3.500% 7/01/40 (e)	$(6,000,000)	$(5,738,906)
Pool #6447 4.000% 11/01/39 (e)	(6,000,000)	(6,000,000)

		(11,738,906)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT (Cost $(11,766,563))		(11,738,906)

TOTAL SECURITIES SOLD SHORT — (0.8)% (Cost $(11,766,563))		(11,738,906)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $423,253,380 or 27.59% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $88,342,486 or 5.76% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $13,860,915 or 0.90% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	A portion of this security is held as collateral for open swap agreements and written options (Note 2).
(h)	Maturity value of $31,100,009. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 09/15/12, and an aggregate market value, including accrued interest, of $31,856,521.
(i)	Maturity value of $2,500,001. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/15/15, and an aggregate market value, including accrued interest, of $2,563,242.
(j)	Maturity value of $36,300,353. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 1/01/25 , and an aggregate market value, including accrued interest, of $37,503,908.
(k)	Maturity value of $33,001,540. Collateralized by U.S. Government Agency obligations with a rate ranging from 6.000%, maturity date ranging from 6/20/40, and an aggregate market value, including accrued interest, of $34,056,809.
(l)	Maturity value of $28,001,633. Collateralized by U.S. Government Agency obligations with a rate of 0.135%, maturity date of 5/06/13, and an aggregate market value, including accrued interest, of $28,559,948.
(m)	Maturity value of $80,000,067. Collateralized by U.S. Government Agency obligations with a rate ranging from 2.750%, maturity date ranging from 11/30/16, and an aggregate market value, including accrued interest, of $81,991,776.
(n)	Maturity value of $7,500,008. Collateralized by U.S. Government Agency obligations with a rate of 2.270%, maturity date of 12/24/13, and an aggregate market value, including accrued interest, of $7,663,948.
(o)	Maturity value of $28,400,008. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date ranging from 06/28/12 – 06/30/16, and an aggregate market value, including accrued interest, of $29,155,576.
(p)	Maturity value of $8,116,834. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $8,279,288.
(q)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

COMMON STOCK — 0.0%
Pipelines — 0.0%
SemGroup Corp. Class A (a)	245	$6,289

TOTAL COMMON STOCK (Cost $7,576)		6,289

PREFERRED STOCK — 0.2%
Diversified Financial — 0.2%
Citigroup Capital XII 8.500%	9,125	235,608
Citigroup Capital XIII 7.875%	1,800	50,004

		285,612

U.S. Government Agencies — 0.0%
Federal Home Loan Mortgage Corp. 8.375% (a)	850	2,507
Federal National Mortgage Association 0.000% (a)	1,300	4,680
Federal National Mortgage Association 8.250% (a)	5,125	11,019

		18,206

TOTAL PREFERRED STOCK (Cost $494,676)		303,818

TOTAL EQUITIES (Cost $502,252)		310,107

	Principal Amount
BONDS & NOTES — 99.4%

CORPORATE DEBT — 28.7%
Aerospace & Defense — 0.2%
The Boeing Co. 4.875% 2/15/20	$100,000	108,223
The Boeing Co. 6.000% 3/15/19	130,000	150,905
Raytheon Co. 3.125% 10/15/20	120,000	112,655

		371,783

Agriculture — 0.5%
Altria Group, Inc. 4.750% 5/05/21	390,000	389,733
Altria Group, Inc. 9.250% 8/06/19	180,000	234,710
Reynolds American, Inc. 6.750% 6/15/17	175,000	202,051
Reynolds American, Inc. 7.250% 6/01/12	60,000	63,378

		889,872

	Principal Amount	Value
Airlines — 0.2%
Continental Airlines, Inc. (b) 6.750% 9/15/15	$20,000	$20,100
Delta Air Lines, Inc. Series 2007-1 Class A (b) 6.821% 2/10/24	274,714	282,956
United Air Lines, Inc. 9.750% 1/15/17	129,199	146,641

		449,697

Banks — 5.2%
BAC Capital Trust XIV VRN 5.630% 9/29/49	30,000	22,313
Bank of America Corp. 4.500% 4/01/15	20,000	20,910
Bank of America Corp. 4.875% 9/15/12	10,000	10,422
Bank of America Corp. 5.000% 5/13/21	460,000	454,410
Bank of America Corp. 5.625% 7/01/20	190,000	196,177
Bank of America Corp. 7.625% 6/01/19	170,000	196,927
Bank of Tokyo-Mitsubishi UFJ Ltd. (b) 3.850% 1/22/15	110,000	115,897
Barclays Bank PLC (b) 6.050% 12/04/17	130,000	137,643
BBVA US Senior SAU 3.250% 5/16/14	400,000	395,572
Commonwealth Bank of Australia (b) 3.750% 10/15/14	200,000	210,128
Commonwealth Bank of Australia (b) 5.000% 10/15/19	110,000	114,467
Credit Agricole SA VRN (b) 8.375% 10/29/49	620,000	647,900
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (b) (c) (d) 6.693% 6/15/16	420,000	4
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (b) (c) (d) 6.330% 7/28/11	290,000	80,475
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (b) (c) (d) 1.000% 9/14/16	100,000	1
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (b) (c) (d) 6.375% 9/25/12	390,000	108,225
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	148,000	144,300
ICICI Bank Ltd. VRN (e) 6.375% 4/30/22	180,000	175,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intesa Sanpaolo SPA (b) 3.625% 8/12/15	$140,000	$136,391
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (b) (c) (d) 6.100% 8/25/11	670,000	46,900
Lloyds TSB Bank PLC (b) 5.800% 1/13/20	90,000	90,130
Lloyds TSB Bank PLC 6.375% 1/21/21	260,000	270,674
Nordea Bank AB (b) 3.700% 11/13/14	280,000	292,943
Nordea Bank AB (b) 4.875% 5/13/21	390,000	374,545
Rabobank Nederland 11.000% 6/29/49	210,000	267,960
Royal Bank of Scotland Group PLC 3.950% 9/21/15	20,000	20,094
Royal Bank of Scotland Group PLC 5.000% 11/12/13	70,000	70,686
Royal Bank of Scotland Group PLC 5.000% 10/01/14	220,000	217,147
Royal Bank of Scotland Group PLC 5.050% 1/08/15	80,000	79,551
Royal Bank of Scotland Group PLC 6.400% 10/21/19	380,000	390,322
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	155,500
Royal Bank of Scotland Group PLC VRN 7.648% 8/29/49	40,000	36,000
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	190,000	201,875
Santander US Debt SA Unipersonal (b) 2.485% 1/18/13	200,000	198,038
Santander US Debt SA Unipersonal (b) 3.724% 1/20/15	400,000	387,186
State Street Corp. 4.956% 3/15/18	310,000	328,745
Sumitomo Mitsui Banking Corp. (b) 3.100% 1/14/16	200,000	202,642
Sumitomo Mitsui Banking Corp. (b) 3.150% 7/22/15	260,000	265,987
UBS AG 3.875% 1/15/15	310,000	323,581
Wachovia Capital Trust III VRN 5.570% 3/29/49	340,000	311,100
Wachovia Corp. 5.250% 8/01/14	790,000	846,773
Wachovia Corp. 5.625% 10/15/16	330,000	358,242
Wells Fargo & Co. 3.676% 6/15/16	170,000	174,648

	Principal Amount	Value
Wells Fargo & Co. 5.300% 8/26/11	$180,000	$181,218
Wells Fargo Capital 5.950% 12/15/36	310,000	303,265

		9,563,414

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	107,418
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	286,415
Diageo Capital PLC 4.828% 7/15/20	300,000	314,994

		708,827

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	52,863

Coal — 0.2%
Arch Coal, Inc. (b) 7.000% 6/15/19	250,000	249,375
Consol Energy, Inc. (b) 6.375% 3/01/21	160,000	159,200

		408,575

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	128,925
Service Corp. International 7.625% 10/01/18	10,000	10,975

		139,900

Diversified Financial — 7.9%
American Express Co. VRN 6.800% 9/01/66	230,000	236,325
Boeing Capital Corp. 4.700% 10/27/19	150,000	160,771
Citigroup, Inc. 3.953% 6/15/16	240,000	245,690
Citigroup, Inc. 5.375% 8/09/20	750,000	782,672
Citigroup, Inc. 5.500% 10/15/14	80,000	86,999
Citigroup, Inc. 6.010% 1/15/15	290,000	319,127
Citigroup, Inc. 6.375% 8/12/14	30,000	33,172
Citigroup, Inc. 6.875% 3/05/38	660,000	734,479
Countrywide Financial Corp. 6.250% 5/15/16	360,000	379,377
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	170,000	162,435

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	$410,000	$411,469
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	331,264
Federal National Mortgage Association 0.010% 10/09/19	2,500,000	1,750,075
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,014,055
FIA Card Services NA (b) 7.125% 11/15/12	450,000	480,348
Financing Corp. Fico Strip 0.010% 6/06/13	240,000	236,485
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,014,750
General Electric Capital Corp. 6.875% 1/10/39	190,000	215,083
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	61,752
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,556
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	85,835
The Goldman Sachs Group, Inc. 5.300% 2/14/12	20,000	20,516
The Goldman Sachs Group, Inc. 5.375% 3/15/20	310,000	320,120
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	158,532
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	258,237
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	473,840
HSBC Finance Corp. (b) 6.676% 1/15/21	410,000	420,665
International Lease Finance Corp. (b) 6.750% 9/01/16	720,000	766,800
JPMorgan Chase & Co. 5.125% 9/15/14	820,000	886,131
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	648,027
Kaupthing Bank (Acquired 10/06/06, Cost $99,469) (b) (c) (d) 5.750% 10/04/11	100,000	24,750
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (b) (c) (d) 7.625% 2/28/15	1,800,000	445,500
Kaupthing Bank HF (Acquired 5/19/06, Cost $149,208) (b) (c) (d) 7.125% 5/19/16	375,000	4
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	310,000	31

	Principal Amount	Value
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	$440,000	$220
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	660
MBNA Capital A Series A 8.278% 12/01/26	110,000	112,475
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	121,706
Morgan Stanley Series F 5.550% 4/27/17	200,000	212,009
Morgan Stanley Series F 5.625% 1/09/12	460,000	471,225
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	182,931
SLM Corp. 5.000% 4/15/15	20,000	20,100
SLM Corp. 5.050% 11/14/14	120,000	119,991
SLM Corp. 5.625% 8/01/33	90,000	75,579

		14,492,768

Electric — 1.6%
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	207,657
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	21,868
Dominion Resources, Inc. 5.700% 9/17/12	510,000	539,110
Duke Energy Corp. 5.625% 11/30/12	595,000	633,632
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	495,000	527,898
Exelon Corp. 5.625% 6/15/35	290,000	275,594
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,150
FirstEnergy Corp. Series C 7.375% 11/15/31	480,000	546,544
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	133,524
Pacific Gas & Electric Co. 6.050% 3/01/34	90,000	95,166
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	25,670

		3,014,813

Environmental Controls — 0.2%
Waste Management, Inc. 6.375% 11/15/12	300,000	321,226

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.4%
Kraft Foods, Inc. 5.375% 2/10/20	$530,000	$579,395
The Kroger Co. 6.400% 8/15/17	30,000	35,143
Safeway, Inc. 3.950% 8/15/20	90,000	87,525

		702,063

Health Care – Services — 0.4%
Roche Holdings, Inc. (b) 6.000% 3/01/19	220,000	253,475
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	118,707
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	70,646
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	124,727
WellPoint, Inc. 5.875% 6/15/17	20,000	22,866
WellPoint, Inc. 7.000% 2/15/19	150,000	179,162

		769,583

Household Products — 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (b) 6.875% 2/15/21	350,000	341,250

Insurance — 0.8%
American International Group, Inc. (b) 3.750% 11/30/13	100,000	102,317
American International Group, Inc. 6.250% 3/15/37	570,000	518,700
American International Group, Inc. 6.400% 12/15/20	70,000	75,347
ING Capital Funding Trust III VRN 3.846% 12/29/49	10,000	9,444
MetLife Capital Trust IV (b) 7.875% 12/15/37	200,000	208,941
MetLife, Inc. 6.400% 12/15/36	260,000	253,500
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	260,000	295,851

		1,464,100

Iron & Steel — 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	142,800
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	42,300

		185,100

	Principal Amount	Value
Lodging — 0.1%
Inn of the Mountain Gods Resort & Casino (b) 8.750% 11/30/20	$14,000	$13,720
MGM Mirage 7.625% 1/15/17	50,000	48,125
MGM Resorts International 10.375% 5/15/14	10,000	11,350
MGM Resorts International 11.125% 11/15/17	20,000	22,850
Station Casinos, Inc. (c) 7.750% 12/31/49	200,000	20

		96,065

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc. 3.900% 5/27/21	150,000	150,020

Manufacturing — 0.1%
Tyco International Group SA 6.000% 11/15/13	230,000	254,257

Media — 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	266,288
Comcast Corp. 6.500% 1/15/15	1,195,000	1,367,178
Echostar DBS Corp. 7.000% 10/01/13	95,000	102,006
News America, Inc. 6.200% 12/15/34	20,000	20,425
News America, Inc. 6.650% 11/15/37	30,000	32,151
Reed Elsevier Capital, Inc. 8.625% 1/15/19	250,000	317,811
Time Warner Cable, Inc. 5.875% 11/15/40	190,000	187,523
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	274,227
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	196,905
Time Warner Cable, Inc. 8.250% 4/01/19	260,000	324,272
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	25,562
Time Warner, Inc. 4.750% 3/29/21	220,000	223,796
Time Warner, Inc. 6.250% 3/29/41	20,000	20,776
TL Acquisitions, Inc. (b) 10.500% 1/15/15	20,000	18,100
United Business Media Ltd. (b) 5.750% 11/03/20	130,000	129,165

		3,506,185

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 1.4%
Barrick Gold Corp. 6.950% 4/01/19	$140,000	$166,435
Barrick NA Finance LLC (b) 4.400% 5/30/21	160,000	159,258
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	490,614
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	270,000	294,975
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	19,711
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	100,195
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	350,000	334,952
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	80,000	79,465
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	220,000	256,940
Teck Resources Ltd. 9.750% 5/15/14	8,000	9,684
Teck Resources Ltd. 10.250% 5/15/16	9,000	10,755
Vale Overseas Ltd. 6.875% 11/21/36	361,000	391,969
Vedanta Resources PLC (b) 8.750% 1/15/14	190,000	203,775

		2,518,728

Oil & Gas — 2.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	40,000	45,853
Apache Corp. 5.100% 9/01/40	360,000	345,787
BP Capital Markets PLC 3.125% 10/01/15	480,000	492,814
Concho Resources, Inc. /Midland TX 6.500% 1/15/22	98,000	98,245
Conoco, Inc. 6.950% 4/15/29	155,000	188,259
ConocoPhillips 6.500% 2/01/39	120,000	140,177
Hess Corp. 7.300% 8/15/31	155,000	185,299
Hess Corp. 7.875% 10/01/29	90,000	113,005
Hess Corp. 8.125% 2/15/19	180,000	227,753
Kerr-McGee Corp. 6.950% 7/01/24	290,000	330,458
Kerr-McGee Corp. 7.875% 9/15/31	360,000	432,669

	Principal Amount	Value
Noble Energy, Inc. 8.250% 3/01/19	$300,000	$383,590
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	656,657
Petrobras International Finance Co. 5.375% 1/27/21	340,000	349,115
Petrobras International Finance Co. 5.750% 1/20/20	142,000	151,479
Petrobras International Finance Co. 6.125% 10/06/16	166,000	184,811
QEP Resources, Inc. 6.875% 3/01/21	180,000	189,900
Shell International Finance BV 4.375% 3/25/20	330,000	346,757
Total Capital SA 4.450% 6/24/20	40,000	41,749

		4,904,377

Oil & Gas Services — 0.2%
Cie Generale de Geophysique - Veritas (b) 6.500% 6/01/21	230,000	221,950
Key Energy Services, Inc. 6.750% 3/01/21	140,000	140,000

		361,950

Pharmaceuticals — 0.3%
Giant Funding Corp. (b) 8.250% 2/01/18	50,000	52,125
Pfizer, Inc. 6.200% 3/15/19	370,000	432,808
Wyeth 5.950% 4/01/37	20,000	21,463

		506,396

Pipelines — 0.8%
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	365,375
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	108,436
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	21,075
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	225,544
Regency Energy Partners LP / Regency Energy Finance Corp. 6.500% 7/15/21	128,000	129,600
Southern Natural Gas Co. 8.000% 3/01/32	5,000	6,265
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	60,284
Williams Cos., Inc. 7.750% 6/15/31	126,000	147,067
Williams Cos., Inc. Series A 7.500% 1/15/31	388,000	443,736

		1,507,382

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.4%
CVS Caremark Corp. 6.600% 3/15/19	$100,000	$116,070
CVS Caremark Corp. (b) 9.350% 1/10/23	240,000	261,434
CVS Pass-Through Trust (b) 5.298% 1/11/27	13,321	13,081
CVS Pass-Through Trust 5.880% 1/10/28	137,422	141,373
CVS Pass-Through Trust 6.036% 12/10/28	115,260	122,326
CVS Pass-Through Trust 6.943% 1/10/30	92,589	104,139
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	55,404

		813,827

Savings & Loans — 0.4%
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	20,800
The Goldman Sachs Capital II VRN 5.793% 6/01/43	390,000	312,000
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	10,000	8,500
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	385,000	385,610

		726,910

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	35,308

Telecommunications — 1.8%
America Movil SAB de CV 5.000% 3/30/20	100,000	104,320
America Movil SAB de CV 5.625% 11/15/17	160,000	179,544
AT&T, Inc. 5.500% 2/01/18	410,000	457,284
AT&T, Inc. 6.550% 2/15/39	90,000	98,715
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	64,928
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	356,245
Intelsat Jackson Holdings SA (b) 7.250% 10/15/20	180,000	179,100
Intelsat Jackson Holdings SA 8.500% 11/01/19	65,000	68,900
Intelsat Jackson Holdings SA 9.500% 6/15/16	30,000	31,462

	Principal Amount	Value
Qwest Corp. 6.875% 9/15/33	$100,000	$96,375
Qwest Corp. 7.500% 10/01/14	55,000	61,669
Rogers Communications, Inc. 6.800% 8/15/18	120,000	141,596
SBC Communications, Inc. 5.100% 9/15/14	230,000	252,757
Telefonica Emisiones SAU 5.134% 4/27/20	130,000	128,865
Verizon Communications, Inc. 4.600% 4/01/21	360,000	371,446
Verizon Communications, Inc. 6.000% 4/01/41	320,000	334,158
Verizon Communications, Inc. 6.100% 4/15/18	240,000	275,027
Verizon Global Funding Corp. 7.375% 9/01/12	190,000	204,337

		3,406,728

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	116,620

TOTAL CORPORATE DEBT (Cost $55,562,514)		52,780,587

MUNICIPAL OBLIGATIONS — 1.1%
Birmingham Commercial Development Authority 5.500% 4/01/41	20,000	20,244
City of Chicago IL 5.500% 1/01/31	50,000	51,149
City of Chicago IL 5.625% 1/01/35	20,000	20,450
County of Clark NV 5.250% 7/01/39	30,000	29,610
Los Angeles Department of Airports 5.000% 5/15/35	40,000	39,832
Los Angeles Department of Airports 5.250% 5/15/39	30,000	30,676
Los Angeles Department of Water & Power 6.574% 7/01/45	120,000	134,518
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	124,626
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	75,421
New York Liberty Development Corp. 5.250% 10/01/35	100,000	99,044
San Mateo County Community College District 5.000% 9/01/38	60,000	60,239

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 7.300% 10/01/39	$230,000	$255,010
State of Illinois 5.665% 3/01/18	180,000	186,717
State of Illinois 5.877% 3/01/19	180,000	185,016
Student Loan Funding Corp. 0.228% 9/01/47	500,000	500,000
Tennessee Valley Authority 5.250% 9/15/39	210,000	222,266

		2,034,818

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,920,453)		2,034,818

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —14.4%
Agency Collateral CMO — 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.230% 1/25/20	634,173	41,689
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.413% 4/25/20	1,377,163	102,741
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K702, Class X1 VRN 1.569% 2/25/18	3,270,000	263,518
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.685% 8/25/20	785,960	71,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.842% 6/25/20	1,680,134	173,464
Federal National Mortgage Association Interest Strip, Series 407, Class C10 5.000% 1/25/38	195,001	41,341
NCUA Guaranteed Notes, Series 2010-C1, Class A2 2.900% 10/29/20	20,000	19,975

		714,446

	Principal Amount	Value
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (b) 3.150% 3/20/17	$60,000	$61,441
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	180,000	195,308
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	300,000	332,817

		589,566

Commercial MBS — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.367% 9/10/47	650,000	705,826
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 VRN 5.924% 5/10/45	190,000	209,948
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.078% 7/10/38	310,000	342,285
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	146,771	149,186
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	72,064	74,686
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	1,500,000	1,596,406
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	30,000	31,957
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.164% 8/12/49	10,000	10,808
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	900,000	959,694

		4,080,796

Home Equity ABS — 2.1%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.486% 12/25/45	395,550	366,844
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 1.986% 10/25/32	1,084,809	880,046
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.586% 12/25/42	155,102	132,819

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.417% 12/15/35	$140,459	$76,881
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	1,095	1,083
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.406% 7/25/30	343,987	295,961
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.426% 12/25/36	1,463,593	761,461
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.576% 11/25/35	2,400,000	1,053,429
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.486% 11/25/35	165,948	118,540
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	117,190	110,199

		3,797,263

Manufactured Housing ABS — 2.1%
Greenpoint Manufactured Housing, Series 2000-6, Class A3 FRN 2.195% 11/22/31	150,000	127,175
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 3.109% 3/18/29	200,000	167,920
Greenpoint Manufactured Housing, Series 2000-7, Class A2 FRN 3.686% 11/17/31	275,000	229,194
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.689% 3/13/32	200,000	168,698
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.690% 2/20/32	150,000	125,233
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.695% 2/20/30	75,000	61,918
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.696% 6/19/29	75,000	61,988
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	3,017,737

		3,959,863

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 0.686% 10/25/34	287,635	247,887

	Principal Amount	Value
Student Loans ABS — 1.3%
Brazos Higher Education Authority, Series 2011-1, Class A3 FRN 1.307% 11/25/33	$400,000	$375,619
Illinois Student Assistance Commission, Series 2010-1, Class A3 FRN 1.174% 7/25/45	700,000	677,751
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.534% 10/25/32	185,248	173,805
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (b) 0.537% 12/15/25	300,000	285,017
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.774% 1/25/21	600,000	568,628
SLM Student Loan Trust, Series 2003-4, Class A5E FRN (b) 0.997% 3/15/33	287,237	282,898

		2,363,718

WL Collateral CMO — 5.9%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.121% 11/25/34	583,670	521,761
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.516% 10/25/35	217,578	125,240
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.526% 11/20/35	408,812	246,160
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (b) 0.586% 9/25/35	365,648	322,011
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.225% 6/26/35	970,000	929,244
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN 0.536% 9/25/35	343,462	280,020
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 2.914% 10/25/35	397,238	309,319
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 2.822% 2/25/36	193,839	129,191
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.576% 12/25/34	35,787	20,137
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.438% 9/25/33	1,037,470	887,739
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 VRN 2.694% 11/25/35	1,397,289	841,943

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 2.952% 1/25/36	$348,739	$275,366
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (b) 0.536% 5/25/35	341,077	282,660
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 2.672% 3/25/36	284,602	157,313
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	461,496	444,552
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	184,351	179,886
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	1,484,798	1,354,328
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.428% 3/25/46	1,134,869	632,674
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.446% 11/25/45	298,959	235,740
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.456% 7/25/45	60,853	48,983
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.476% 10/25/45	230,678	184,343
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.158% 10/25/46	1,562,673	937,456
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 5.561% 11/25/36	1,940,000	1,428,438

		10,774,504

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,299,985)		26,528,043

SOVEREIGN DEBT OBLIGATIONS — 1.5%
Malaysia Government Bond MYR 3.835% 8/12/15	1,410,000	474,691
Malaysia Government Bond MYR 4.262% 9/15/16	395,000	135,255

	Principal Amount	Value
Mexican Bonos MXN 8.000% 6/11/20	$9,760,000	$892,223
Province of Ontario Canada 2.700% 6/16/15	660,000	684,817
Province of Ontario Canada 4.400% 4/14/20	310,000	328,786
United Mexican States 6.750% 9/27/34	155,000	180,188

		2,695,960

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,654,707)		2,695,960

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 34.3%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 3738, Class BP 4.000% 12/15/38	400,000	399,972
Series 3871, Class BP 5.500% 6/15/41	400,000	433,765
Federal National Mortgage Association
Series 2011-59, Class NZ 5.500% 7/25/41	500,000	526,704
Series 2011-63, Class SW 6.482% 7/25/41	700,000	110,901
Government National Mortgage Association
Series 2010-H28, Class FE 0.610% 12/20/60	380,440	379,111
Series 2011-H08, Class FG 0.690% 3/20/61	298,521	297,155
Series 2011-H09, Class AF 0.710% 3/20/61	198,521	197,956
Series 2010-14, Class SC 4.609% 8/20/35	499,964	70,448
Series 2011-81, Class SW 5.205% 6/20/41	400,000	62,008
Series 2010-120, Class SG 5.214% 9/20/40	190,633	28,088
Series 2010-117, Class PS 5.814% 10/20/39	916,740	151,697
Series 2011-32, Class S 5.815% 3/16/41	97,618	16,774
Series 2010-113, Class SM 5.864% 9/20/40	240,306	41,940
Series 2010-151, Class SA 5.864% 11/20/40	729,985	125,443
Series 2009-87, Class TS 5.914% 7/20/35	276,023	40,171
Series 2010-146, Class GS 5.914% 6/20/39	290,798	49,947
Series 2011-40, Class SA 5.945% 2/16/36	1,076,851	163,321

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-81, Class SD 6.114% 12/20/34	$255,280	$30,691
Series 2009-35, Class SP 6.215% 5/16/37	552,107	70,921
Series 2010-31, Class GS 6.314% 3/20/39	180,012	30,374
Series 2010-160, Class SW 6.364% 10/20/38	292,414	53,601
Series 2010-39, Class SP 6.364% 11/20/38	100,000	17,209
Series 2010-3, Class MS 6.364% 11/20/38	633,246	107,450
Series 2010-91, Class SI 6.384% 7/20/40	360,050	66,360
Class 2010-68, Class SD 6.394% 6/20/40	3,914	670
Series 2010-85, Class HS 6.464% 1/20/40	430,297	80,337
Class 2009-61, Class SA 6.514% 8/20/39	499,052	84,386
Series 2011-70, Class BS 6.515% 12/16/36	298,600	56,194
Series 2009-68, Class SL 6.565% 4/16/39	119,953	16,247
Series 2005-13, Class SD 6.614% 2/20/35	186,928	31,911

		3,741,752

Pass-Through Securities — 32.3%
Federal Home Loan Mortgage Corp.
Pool #1N1640 4.979% 1/01/37	250,751	259,455
Pool #1N1637 5.206% 1/01/37	556,167	585,745
Pool #1N2654 5.625% 11/23/35 (f)	170,000	179,446
Pool #1J1368 5.632% 10/01/36	165,635	176,608
Federal Home Loan Mortgage Corp. TBA Pool #2961 4.000% 11/01/39 (g)	100,000	99,906
Federal National Mortgage Association
Pool #993117 4.500% 1/01/39	136,753	141,764
Pool #AA0856 4.500% 1/01/39	301,927	313,084
Pool #AA2450 4.500% 2/01/39	110,750	114,808
Pool #AA3495 4.500% 2/01/39	426,915	442,558
Pool #935520 4.500% 8/01/39	355,282	368,189

	Principal Amount	Value
Pool #AD5481 4.500% 5/01/40	$5,091,562	$5,274,937
Pool #AD6914 4.500% 6/01/40	524,107	542,983
Pool #AD8685 4.500% 8/01/40	770,791	798,552
Pool #974965 5.000% 4/01/38	3,088,864	3,284,572
Pool #AE2266 5.000% 3/01/40	691,202	734,780
Pool #709406 5.500% 7/01/33	3,261,057	3,547,164
Pool #937948 5.500% 6/01/37	54,294	58,888
Pool #995072 5.500% 8/01/38	294,996	320,693
Pool #AL0484 5.500% 5/01/40	4,700,000	5,088,852
Pool #950385 5.778% 8/01/37	54,255	56,762
Pool #481473 6.000% 2/01/29	422	466
Pool #867557 6.000% 2/01/36	13,565	14,979
Pool #AE0469 6.000% 12/01/39	2,708,429	2,977,157
Federal National Mortgage Association TBA
Pool #2409 3.500% 9/01/25 (g)	200,000	203,625
Pool #6990 4.000% 4/01/24 (g)	300,000	312,398
Pool #15801 4.500% 3/01/39 (g)	4,500,000	4,655,742
Pool #28654 5.000% 8/01/36 (g)	1,700,000	1,805,984
Pool #45746 5.500% 4/01/35 (g)	1,700,000	1,838,789
Pool #52960 6.000% 9/01/35 (g)	700,000	769,234
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	11,894	13,263
Pool #595077 6.000% 10/15/32	1,917	2,138
Pool #596620 6.000% 10/15/32	1,833	2,045
Pool #598000 6.000% 12/15/32	83	93
Pool #604706 6.000% 10/15/33	268,960	301,088

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #636251 6.000% 3/15/35	$28,258	$31,563
Pool #782034 6.000% 1/15/36	297,097	331,843
Pool #658029 6.000% 7/15/36	247,086	275,675
Government National Mortgage Association TBA
Pool #3736 4.000% 5/01/40 (g)	200,000	203,781
Pool #2897 5.500% 7/01/36 (g)	200,000	219,859
Pool #9104 4.500% 7/01/39 (g)	9,800,000	10,342,828
Pool #1207 4.500% 3/01/40 (g)	8,700,000	9,153,352
Pool #1486 5.000% 4/01/39 (g)	2,400,000	2,603,250
Residual Funding Principal Strip 0.010% 10/15/19	1,280,000	993,671

		59,442,569

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $62,603,084)		63,184,321

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bonds & Notes — 19.4%
U.S. Treasury Bond 4.375% 11/15/39	540,000	540,304
U.S. Treasury Bond 4.375% 5/15/40	480,000	479,764
U.S. Treasury Bond 4.375% 5/15/41	825,000	823,904
U.S. Treasury Bond 4.750% 2/15/41	3,040,000	3,231,147
U.S. Treasury Inflation Index 2.125% 2/15/40	592,994	647,567
U.S. Treasury Inflation Index 2.375% 1/15/27 (f)	958,909	1,094,351
U.S. Treasury Inflation Index 3.875% 4/15/29	2,106,427	2,890,611
U.S. Treasury Note 0.500% 5/31/13	20,000	20,021
U.S. Treasury Note 0.500% 11/15/13	30,000	29,931
U.S. Treasury Note 1.375% 2/15/13	70,000	71,120
U.S. Treasury Note 1.500% 6/30/16	170,000	167,935
U.S. Treasury Note 1.750% 5/31/16	8,180,000	8,193,101

	Principal Amount	Value
U.S. Treasury Note 2.375% 5/31/18	$7,250,000	$7,211,484
U.S. Treasury Note 2.625% 4/30/18	700,000	708,832
U.S. Treasury Note 2.625% 11/15/20	110,000	105,942
U.S. Treasury Note 3.125% 5/15/21	2,200,000	2,193,984
U.S. Treasury Note 3.625% 2/15/21	3,280,000	3,420,466
United States Treasury Strip Principal 0.010% 11/15/24	830,000	486,798
United States Treasury Strip Principal 0.010% 2/15/25	2,660,000	1,537,799
United States Treasury Strip Principal 0.010% 11/15/27	3,920,000	1,940,790

		35,795,851

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,198,855)		35,795,851

TOTAL BONDS & NOTES (Cost $186,239,598)		183,019,580

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Put, Expires 7/15/11, Strike 98.875	45	563
Eurodollar Put, Expires 7/15/11, Strike 99.125	45	4,781
Eurodollar Put, Expires 8/12/11, Strike 97.500	23	1,869
Eurodollar Put, Expires 8/12/11, Strike 98.000	23	7,475
U.S. Treasury Note 10 Year Call, Expires 8/26/11, Strike 129.000	22	1,031
U.S. Treasury Note 10 Year Put, Expires 8/26/11, Strike 115.000	22	2,750
U.S. Treasury Note 30 Year Put, Expires 8/26/11, Strike 104.000	22	344
U.S. Treasury Note 30 Year Put, Expires 8/26/11, Strike 110.000	45	2,812

		21,625

TOTAL PURCHASED OPTIONS (Cost $21,322)		21,625

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	258	$1,742

TOTAL WARRANTS (Cost $0)		1,742

TOTAL LONG-TERM INVESTMENTS (Cost $186,763,172)		183,353,054

	Principal Amount
SHORT-TERM INVESTMENTS — 17.0%
Discount Notes — 16.0%
Federal Home Loan Mortgage Corp. 0.010% 9/12/11	$4,000,000	3,999,027
Federal Home Loan Mortgage Corp. (f) 0.010% 1/10/12	553,000	552,660
Federal National Mortgage Association 0.010% 8/22/11	900,000	899,864
Federal National Mortgage Association (f) 0.010% 1/10/12	39,000	38,979
U.S. Treasury Bill 0.010% 10/27/11	9,000,000	8,997,079
U.S. Treasury Bill 0.010% 11/10/11	15,000,000	14,996,287

		29,483,896

Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (h)	1,770,952	1,770,952

TOTAL SHORT-TERM INVESTMENTS (Cost $31,254,848)		31,254,848

TOTAL INVESTMENTS — 116.6% (Cost $218,018,020) (i)		214,607,902

Other Assets/(Liabilities) — (16.6)%		(30,589,807)

NET ASSETS — 100.0%		$184,018,095

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
STEP	Step Up Bond
TBA	To Be Announced

VRN Variable Rate Note

WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $14,143,989 or 7.69% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2011, these securities amounted to a value of $706,790 or 0.38% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $705,859 or 0.38% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $175,500 or 0.10% of net assets.
(f)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $1,770,953. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 12/15/17 - 11/15/40, and an aggregate market value, including accrued interest, of $1,810,097.
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 67.7%

COMMON STOCK — 67.2%
Aerospace & Defense — 0.8%
United Technologies Corp.	5,748	$508,756

Agriculture — 0.7%
British American Tobacco PLC	6,639	291,010
Japan Tobacco, Inc.	41	158,228

		449,238

Apparel — 0.2%
Adidas AG	1,632	129,450

Auto Manufacturers — 1.8%
Daimler AG	2,165	162,940
General Motors Co. (a)	14,139	429,260
Nissan Motor Co. Ltd.	17,000	178,454
Paccar, Inc.	7,345	375,256

		1,145,910

Automotive & Parts — 1.0%
Bridgestone Corp.	3,800	87,455
Johnson Controls, Inc.	12,889	536,956

		624,411

Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	10,624	124,521
Bank of America Corp.	31,635	346,720
BNP Paribas	3,232	249,270
DnB NOR ASA	9,514	132,617
Erste Group Bank AG	1,556	81,502
Fifth Third Bancorp	5,036	64,209
Huntington Bancshares, Inc.	1,949	12,785
KBC Groep NV	2,655	104,291
Lloyds Banking Group PLC (a)	184,710	145,138
Standard Chartered PLC	7,662	201,339
State Street Corp.	2,360	106,412
Sumitomo Mitsui Financial Group, Inc.	4,518	139,046
SVB Financial Group (a)	306	18,271
U.S. Bancorp	5,097	130,025
UniCredit SpA	35,795	75,711
Wells Fargo & Co.	23,978	672,823
Zions Bancorp	606	14,550

		2,619,230

Beverages — 1.9%
Carlsberg A/S Class B	878	95,538
The Coca-Cola Co.	8,308	559,045
Dr. Pepper Snapple Group, Inc.	200	8,386
PepsiCo, Inc.	4,935	347,572
Pernod-Ricard SA	1,668	164,419

		1,174,960

	Number of Shares	Value
Biotechnology — 1.1%
Biogen Idec, Inc. (a)	3,263	$348,880
Celgene Corp. (a)	4,078	245,985
Dendreon Corp. (a)	2,084	82,193
Intercell AG (a)	2,070	8,515

		685,573

Building Materials — 0.4%
JS Group Corp.	3,800	97,921
Nippon Sheet Glass Co. Ltd.	53,000	164,547

		262,468

Chemicals — 1.7%
Air Products & Chemicals, Inc.	1,781	170,228
The Dow Chemical Co.	4,155	149,580
E.I. du Pont de Nemours & Co.	6,884	372,080
Georgia Gulf Corp. (a)	2,451	59,167
Huabao International Holdings Ltd.	56,000	51,058
Lanxess AG	997	81,737
Solvay SA Class A	1,061	163,941

		1,047,791

Commercial Services — 0.7%
Experian PLC	10,212	130,058
Genpact Ltd. (a)	995	17,154
ITT Educational Services, Inc. (a)	800	62,592
MasterCard, Inc. Class A	455	137,110
McKesson Corp.	678	56,715
Visa, Inc. Class A	483	40,697

		444,326

Computers — 3.4%
Accenture PLC Class A	2,050	123,861
Apple, Inc. (a)	3,648	1,224,524
Cognizant Technology Solutions Corp. Class A (a)	2,072	151,961
EMC Corp. (a)	1,548	42,647
Fujitsu LTD	20,000	114,308
Hewlett-Packard Co.	4,192	152,589
International Business Machines Corp.	1,800	308,790

		2,118,680

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	2,593	226,654
L’Oreal	1,213	157,550
The Procter & Gamble Co.	9,094	578,105

		962,309

Distribution & Wholesale — 0.5%
Marubeni Corp.	15,000	99,693
Mitsui & Co. Ltd.	10,900	188,495

		288,188

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 3.0%
American Express Co.	2,519	$130,232
Citigroup, Inc.	11,618	483,774
CME Group, Inc.	334	97,391
Credit Suisse Group (a)	5,233	203,398
Deutsche Boerse AG	1,309	99,345
The Goldman Sachs Group, Inc.	2,626	349,494
IntercontinentalExchange, Inc. (a)	510	63,602
Invesco Ltd.	3,313	77,524
Morgan Stanley	10,120	232,861
ORIX Corp.	970	94,362
TD Ameritrade Holding Corp.	2,042	39,839

		1,871,822

Electric — 1.3%
CenterPoint Energy, Inc.	3,040	58,824
Constellation Energy Group, Inc.	1,277	48,475
Enel SpA	27,417	179,082
FirstEnergy Corp.	1,990	87,858
NextEra Energy, Inc.	4,662	267,879
Northeast Utilities	3,092	108,746
NV Energy, Inc.	3,704	56,856

		807,720

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	2,905	163,406
Mitsubishi Electric Corp.	15,000	174,205
Schneider Electric SA	1,378	230,225

		567,836

Electronics — 0.5%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan) (b)	15,981	109,150
Premier Farnell PLC	18,341	73,301
TE Connectivity Ltd.	3,932	144,540

		326,991

Engineering & Construction — 0.7%
ABB Ltd. (a)	7,781	201,772
Bouygues SA	1,656	72,804
Fluor Corp.	2,810	181,695

		456,271

Food Services — 0.3%
Sodexo	2,228	174,568

Foods — 1.1%
Campbell Soup Co.	3,959	136,784
General Mills, Inc.	3,852	143,371
Sysco Corp.	4,284	133,575
Unilever NV	8,579	281,049

		694,779

Forest Products & Paper — 0.3%
Stora Enso Oyj Class R	6,366	66,792
UPM-Kymmene OYJ	5,566	101,783

		168,575

	Number of Shares	Value
Gas — 1.0%
AGL Resources, Inc.	730	$29,718
Centrica PLC	36,275	188,233
Perusahaan Gas Negara PT	202,000	95,023
Sempra Energy	2,337	123,581
Snam Rete Gas SpA	28,286	167,454

		604,009

Health Care – Products — 1.8%
Becton, Dickinson & Co.	1,866	160,793
Covidien PLC	5,290	281,587
Hengan International Group Co. Ltd.	9,000	81,208
Johnson & Johnson	6,681	444,420
St. Jude Medical, Inc.	3,540	168,787

		1,136,795

Health Care – Services — 0.7%
DaVita, Inc. (a)	545	47,203
Humana, Inc.	1,334	107,440
Thermo Fisher Scientific, Inc. (a)	715	46,039
UnitedHealth Group, Inc.	3,190	164,540
WellPoint, Inc.	1,065	83,890

		449,112

Home Builders — 0.2%
Lennar Corp. Class A	2,952	53,579
NVR, Inc. (a)	129	93,587

		147,166

Insurance — 2.6%
ACE Ltd.	2,318	152,571
Aflac, Inc.	2,497	116,560
Allianz SE	1,014	141,673
Axis Capital Holdings Ltd.	899	27,833
Berkshire Hathaway, Inc. Class B (a)	1,434	110,977
The Dai-ichi Life Insurance Co. Ltd.	63	88,211
Everest Re Group Ltd.	321	26,242
ING Groep NV (a)	15,883	195,921
MetLife, Inc.	6,346	278,399
Prudential Financial, Inc.	4,099	260,655
Prudential PLC	10,849	125,377
RenaissanceRe Holdings Ltd.	1,129	78,974
XL Group PLC	2,598	57,104

		1,660,497

Internet — 0.9%
Amazon.com, Inc. (a)	1,913	391,189
Google, Inc. Class A (a)	350	177,233

		568,422

Investment Companies — 0.2%
Man Group PLC	28,323	107,620

Iron & Steel — 0.1%
JFE Holdings, Inc.	2,200	60,537

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.5%
Carnival Corp.	7,847	$295,283

Lodging — 0.4%
Genting Singapore PLC (a)	37,000	58,386
Intercontinental Hotels Group PLC	8,609	176,177
Starwood Hotels & Resorts Worldwide, Inc.	763	42,758

		277,321

Machinery – Construction & Mining — 0.5%
Rio Tinto PLC	4,583	330,935

Machinery – Diversified — 0.2%
Mitsubishi Heavy Industries Ltd.	30,000	141,357

Manufacturing — 1.8%
3M Co.	2,900	275,065
Cookson Group PLC	7,962	85,943
FUJIFILM Holdings Corp.	5,600	174,550
General Electric Co.	8,629	162,743
Honeywell International, Inc.	5,065	301,823
Tyco International Ltd.	2,706	133,758

		1,133,882

Media — 2.4%
CBS Corp. Class B	2,250	64,103
Comcast Corp. Class A	8,063	204,316
Gannett Co., Inc.	5,082	72,774
Pearson PLC	5,953	112,765
Time Warner, Inc.	24,064	875,208
The Walt Disney Co.	4,486	175,133

		1,504,299

Mining — 1.0%
Alcoa, Inc.	8,645	137,110
First Quantum Minerals Ltd.	1,133	165,195
Freeport-McMoRan Copper & Gold, Inc.	3,707	196,100
Glencore International PLC (a)	7,800	61,466
Kinross Gold Corp.	5,868	92,664

		652,535

Oil & Gas — 6.5%
Apache Corp.	1,655	204,211
BG Group PLC	11,283	256,074
BP PLC	13,930	102,636
Cairn Energy PLC (a)	10,104	67,270
Chevron Corp.	6,698	688,822
ConocoPhillips	2,618	196,847
Devon Energy Corp.	1,977	155,807
EOG Resources, Inc.	3,679	384,640
Exxon Mobil Corp.	9,263	753,823
JX Holdings, Inc.	21,300	143,836
Noble Energy, Inc.	252	22,587
Occidental Petroleum Corp.	4,986	518,743
Royal Dutch Shell PLC Class A	12,731	451,946

	Number of Shares	Value
Southwestern Energy Co. (a)	1,498	$64,234
Tullow Oil PLC	4,096	81,522

		4,092,998

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	892	64,723
Cameron International Corp. (a)	1,264	63,567
Halliburton Co.	1,235	62,985
National Oilwell Varco, Inc.	394	30,815
Schlumberger Ltd.	9,406	812,678

		1,034,768

Pharmaceuticals — 4.8%
Abbott Laboratories	9,368	492,944
Bayer AG	3,108	249,871
Cardinal Health, Inc.	5,688	258,349
GlaxoSmithKline PLC	11,338	242,754
Merck & Co., Inc.	17,663	623,327
Novartis AG	3,625	222,059
Pfizer, Inc.	16,593	341,816
Sanofi	3,294	264,752
Shire Ltd.	4,401	137,389
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,108	198,088

		3,031,349

Pipelines — 0.1%
SemGroup Corp. Class A (a)	77	1,977
The Williams Cos., Inc.	3,001	90,780

		92,757

Real Estate — 0.6%
China Overseas Land & Investment Ltd.	54,000	116,978
China Resources Land Ltd.	46,000	83,055
Hang Lung Properties Ltd.	18,000	74,789
Sun Hung Kai Properties Ltd.	6,000	87,332

		362,154

Real Estate Investment Trusts (REITS) — 0.0%
ProLogis, Inc.	400	14,336
Regency Centers Corp.	343	15,082

		29,418

Retail — 1.8%
AutoZone, Inc. (a)	174	51,304
Cie Financiere Richemont SA	2,349	153,819
CVS Caremark Corp.	3,508	131,831
Darden Restaurants, Inc.	580	28,861
The Home Depot, Inc.	4,833	175,051
Kohl’s Corp.	1,294	64,713
Lowe’s Cos., Inc.	3,532	82,331
PPR	876	156,007
Target Corp.	2,221	104,187
Yum! Brands, Inc. (a)	3,860	213,226

		1,161,330

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.0%
Analog Devices, Inc.	1,879	$73,544
ASML Holding NV	1,432	52,759
Broadcom Corp. Class A (a)	6,241	209,947
Freescale Semiconductor Holdings I Ltd. (a)	3,290	60,503
Infineon Technologies AG	13,160	147,670
KLA-Tencor Corp.	1,423	57,603
Lam Research Corp. (a)	6,438	285,075
Novellus Systems, Inc. (a)	600	21,684
Samsung Electronics Co., Ltd.	196	152,339
Xilinx, Inc.	5,935	216,449

		1,277,573

Software — 1.9%
Adobe Systems, Inc. (a)	2,113	66,454
Citrix Systems, Inc. (a)	414	33,120
Microsoft Corp.	25,433	661,258
Oracle Corp.	10,680	351,479
VeriFone Systems, Inc. (a)	1,558	69,097

		1,181,408

Telecommunications — 4.4%
American Tower Corp. Class A (a)	824	43,120
AT&T, Inc.	10,306	323,711
Cisco Systems, Inc.	22,273	347,682
Juniper Networks, Inc. (a)	6,738	212,247
KDDI Corp.	18	129,512
Koninklijke KPN NV	9,976	145,012
Motorola Mobility Holdings, Inc. (a)	1,481	32,641
Nippon Telegraph & Telephone Corp.	2,600	126,426
Qualcomm, Inc.	5,129	291,276
Sprint Nextel Corp. (a)	44,447	239,569
Telefonaktiebolaget LM Ericsson Class B	12,372	177,941
Verizon Communications, Inc.	11,339	422,151
Vodafone Group PLC	114,181	303,451
ZTE Corp. Class H	2,400	8,704

		2,803,443

Transportation — 1.1%
East Japan Railway	2,200	126,421
Norfolk Southern Corp.	6,716	503,230
Union Pacific Corp.	681	71,096

		700,747

Water — 0.2%
Suez Environnement Co.	4,983	99,315

TOTAL COMMON STOCK (Cost $37,257,726)		42,466,882

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Auto Manufacturers — 0.4%
Volkswagen AG 1.510%	1,196	$246,585

Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	900	23,238
Citigroup Capital XIII 7.875%	700	19,446

		42,684

U.S. Government Agencies — 0.0%
Federal National Mortgage Association 0.000% (a)	400	1,440
Federal National Mortgage Association 8.250% (a)	1,200	2,580

		4,020

TOTAL PREFERRED STOCK (Cost $201,567)		293,289

TOTAL EQUITIES (Cost $37,459,293)		42,760,171

	Principal Amount
BONDS & NOTES — 31.1%

CORPORATE DEBT — 9.4%
Aerospace & Defense — 0.1%
The Boeing Co. 4.875% 2/15/20	$40,000	43,289
Raytheon Co. 3.125% 10/15/20	10,000	9,388

		52,677

Agriculture — 0.2%
Altria Group, Inc. 4.750% 5/05/21	30,000	29,979
Altria Group, Inc. 9.250% 8/06/19	30,000	39,118
Reynolds American, Inc. 7.625% 6/01/16	30,000	35,983

		105,080

Airlines — 0.3%
Continental Airlines 2007- 1 Class A 5.983% 10/19/23	47,351	48,710
Delta Air Lines, Inc. Series 2007-1 Class A (c) 6.821% 2/10/24	39,245	40,422
Northwest Airlines, Inc. 7.575% 9/01/20	59,178	63,836
United Air Lines, Inc. 9.750% 1/15/17	9,229	10,474

		163,442

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 1.2%
Bank of America Corp. 4.500% 4/01/15	$120,000	$125,460
Bank of America Corp. 5.000% 5/13/21	30,000	29,635
Bank of America Corp. 7.625% 6/01/19	60,000	69,504
Export-Import Bank of Korea (c) 5.250% 2/10/14	5,000	5,370
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (c) (d) (e) 6.693% 6/15/16	140,000	1
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (c) (d) (e) 6.330% 7/28/11	160,000	44,400
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (c) (d) (e) 6.375% 9/25/12	100,000	27,750
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (c) (d) (e) 6.100% 8/25/11	280,000	19,600
Lloyds TSB Bank PLC 6.375% 1/21/21	40,000	41,642
Royal Bank of Scotland Group PLC 3.950% 9/21/15	110,000	110,517
Santander US Debt SA Unipersonal (c) 3.781% 10/07/15	100,000	96,426
State Street Corp. 4.956% 3/15/18	50,000	53,023
UBS AG/Stamford CT 4.875% 8/04/20	40,000	40,458
Wachovia Capital Trust III VRN 5.570% 3/29/49	50,000	45,750
Wachovia Corp. 5.750% 2/01/18	50,000	55,289
Wells Fargo & Co. 3.676% 6/15/16	20,000	20,547

		785,372

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	50,000	55,080
Diageo Capital PLC 4.828% 7/15/20	40,000	41,999
PepsiCo, Inc. 7.900% 11/01/18	4,000	5,155

		102,234

Coal — 0.1%
Arch Coal, Inc. (c) 7.000% 6/15/19	20,000	19,950
Consol Energy, Inc. (c) 6.375% 3/01/21	20,000	19,900

		39,850

	Principal Amount	Value
Diversified Financial — 2.7%
American Express Co. 8.125% 5/20/19	$60,000	$76,067
Citigroup, Inc. 3.953% 6/15/16	30,000	30,711
Citigroup, Inc. 5.375% 8/09/20	50,000	52,178
Citigroup, Inc. 6.010% 1/15/15	70,000	77,031
Citigroup, Inc. 8.125% 7/15/39	60,000	75,082
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	90,322
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	50,000	50,192
Federal National Mortgage Association 0.000% 10/09/19	420,000	294,013
Federal National Mortgage Association 4.625% 5/01/13	160,000	170,788
General Electric Capital Corp. 2.250% 11/09/15	110,000	108,129
General Electric Capital Corp. 4.375% 9/16/20	10,000	9,885
General Electric Capital Corp. 4.625% 1/07/21	70,000	70,412
General Electric Capital Corp. 6.875% 1/10/39	40,000	45,281
The Goldman Sachs Group, Inc. 5.375% 3/15/20	70,000	72,285
The Goldman Sachs Group, Inc. 6.000% 6/15/20	90,000	96,839
The Goldman Sachs Group, Inc. 6.250% 2/01/41	50,000	50,409
International Lease Finance Corp. (c) 6.500% 9/01/14	20,000	21,200
International Lease Finance Corp. (c) 6.750% 9/01/16	10,000	10,650
JPMorgan Chase & Co. 3.400% 6/24/15	80,000	82,132
JPMorgan Chase & Co. 4.250% 10/15/20	20,000	19,567
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (c) (d) (e) 7.625% 2/28/15	440,000	108,900
Kaupthing Bank HF (Acquired 5/19/06, Cost $99,472) (c) (d) (e) 7.125% 5/19/16	100,000	1
Lehman Brothers Holdings Capital Trust VII VRN (e) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (e) 6.500% 7/19/17	30,000	15

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman Brothers Holdings, Inc. Series I (e) 6.750% 12/28/17	$290,000	$145
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	101,628

		1,713,875

Electric — 0.3%
Dominion Resources, Inc. 5.200% 8/15/19	60,000	65,340
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	21,000	22,396
FirstEnergy Corp. Series C 7.375% 11/15/31	70,000	79,704
Pacific Gas & Electric Co. 5.800% 3/01/37	30,000	30,813

		198,253

Foods — 0.1%
Kraft Foods, Inc. 5.375% 2/10/20	60,000	65,592

Health Care – Services — 0.2%
HCA, Inc. 7.500% 11/15/95	50,000	40,500
HCA, Inc. 7.690% 6/15/25	10,000	9,350
Roche Holdings, Inc. (c) 6.000% 3/01/19	20,000	23,043
UnitedHealth Group, Inc. 3.875% 10/15/20	20,000	19,567
UnitedHealth Group, Inc. 5.700% 10/15/40	10,000	9,892
UnitedHealth Group, Inc. 5.800% 3/15/36	20,000	20,185
WellPoint, Inc. 7.000% 2/15/19	30,000	35,833

		158,370

Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (c) 6.875% 2/15/21	100,000	97,500

Insurance — 0.2%
MetLife, Inc. 4.750% 2/08/21	20,000	20,388
MetLife, Inc. 5.875% 2/06/41	40,000	40,199
Teachers Insurance & Annuity Association of America (c) 6.850% 12/16/39	40,000	45,516

		106,103

	Principal Amount	Value
Lodging — 0.1%
Inn of the Mountain Gods Resort & Casino (c) 8.750% 11/30/20	$6,000	$5,880
MGM Mirage 6.625% 7/15/15	5,000	4,688
MGM Resorts International 10.375% 5/15/14	5,000	5,675
MGM Resorts International 11.125% 11/15/17	15,000	17,137
Station Casinos, Inc. (e) 7.750% 12/31/49	55,000	6

		33,386

Machinery – Construction & Mining — 0.0%
Caterpillar, Inc. 3.900% 5/27/21	20,000	20,003

Media — 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500% 4/30/21	30,000	29,587
Comcast Corp. 5.150% 3/01/20	100,000	107,669
Comcast Corp. 6.950% 8/15/37	10,000	11,289
Reed Elsevier Capital, Inc. 8.625% 1/15/19	30,000	38,137
Time Warner Cable, Inc. 4.125% 2/15/21	10,000	9,666
Time Warner Cable, Inc. 6.750% 6/15/39	20,000	21,878
Time Warner Cable, Inc. 8.250% 4/01/19	80,000	99,776
Time Warner, Inc. 4.700% 1/15/21	10,000	10,132
United Business Media Ltd. (c) 5.750% 11/03/20	20,000	19,872

		348,006

Mining — 0.6%
Barrick Gold Corp. 6.950% 4/01/19	30,000	35,665
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	50,000	59,831
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	40,000	43,700
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	10,000	11,679
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	90,000	119,254
Teck Resources Ltd. 9.750% 5/15/14	2,000	2,421

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd. 10.250% 5/15/16	$3,000	$3,585
Vale Overseas Ltd. 6.875% 11/21/36	70,000	76,005

		352,140

Oil & Gas — 1.0%
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	11,551
Anadarko Petroleum Corp. 6.375% 9/15/17	20,000	22,927
Apache Corp. 5.100% 9/01/40	40,000	38,421
BP Capital Markets PLC 3.125% 10/01/15	60,000	61,602
Chesapeake Energy Corp. 6.625% 8/15/20	30,000	31,575
Concho Resources, Inc. 6.500% 1/15/22	11,000	11,027
ConocoPhillips 6.500% 2/01/39	20,000	23,363
Devon Energy Corp. 7.950% 4/15/32	30,000	38,946
Hess Corp. 6.000% 1/15/40	30,000	31,049
Hess Corp. 8.125% 2/15/19	10,000	12,653
Kerr-McGee Corp. 6.950% 7/01/24	40,000	45,580
Kerr-McGee Corp. 7.875% 9/15/31	10,000	12,018
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	116,997
Petrobras International Finance Co. 5.375% 1/27/21	20,000	20,536
Petrobras International Finance Co. 5.750% 1/20/20	22,000	23,469
Petrobras International Finance Co. 6.125% 10/06/16	26,000	28,946
QEP Resources, Inc. 6.875% 3/01/21	20,000	21,100
Shell International Finance BV 6.375% 12/15/38	40,000	46,380
Total Capital SA 4.450% 6/24/20	10,000	10,437

		608,577

Oil & Gas Services — 0.1%
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	10,000	10,300
Key Energy Services, Inc. 6.750% 3/01/21	30,000	30,000

		40,300

	Principal Amount	Value
Pharmaceuticals — 0.1%
Giant Funding Corp. (c) 8.250% 2/01/18	$10,000	$10,425
Pfizer, Inc. 6.200% 3/15/19	40,000	46,790

		57,215

Pipelines — 0.3%
Enterprise Products Operating LLC 6.500% 1/31/19	50,000	57,274
Kinder Morgan Energy Partners LP 6.850% 2/15/20	40,000	46,249
Regency Energy Partners LP / Regency Energy Finance Corp. 6.500% 7/15/21	11,000	11,138
Southern Natural Gas Co. 8.000% 3/01/32	30,000	37,591
Williams Cos., Inc. 7.875% 9/01/21	40,000	49,578
Williams Partners LP 5.250% 3/15/20	10,000	10,528

		212,358

Retail — 0.3%
CVS Caremark Corp. 6.600% 3/15/19	50,000	58,035
CVS Caremark Corp. (c) 9.350% 1/10/23	90,000	98,038
CVS Pass-Through Trust 5.880% 1/10/28	28,343	29,158

		185,231

Savings & Loans — 0.3%
El Paso Performance-Linked Trust (c) 7.750% 7/15/11	40,000	40,024
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	190,000	161,500

		201,524

Telecommunications — 0.4%
America Movil SAB de CV 5.625% 11/15/17	30,000	33,664
AT&T, Inc. 5.800% 2/15/19	80,000	90,268
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	40,000	51,943
Qwest Corp. 6.875% 9/15/33	10,000	9,637
Verizon Communications, Inc. 4.600% 4/01/21	40,000	41,272
Verizon Communications, Inc. 6.000% 4/01/41	40,000	41,770

		268,554

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.0%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	$16,000	$19,040

TOTAL CORPORATE DEBT (Cost $7,303,834)		5,934,682

MUNICIPAL OBLIGATIONS — 0.2%
City of Chicago IL 5.500% 1/01/31	10,000	10,230
Los Angeles Department of Airports 5.250% 5/15/39	20,000	20,451
New York Liberty Development Corp. 5.250% 10/01/35	10,000	9,904
San Mateo County Community College District 5.000% 9/01/38	10,000	10,040
State of Illinois 5.665% 3/01/18	20,000	20,746
State of Illinois 5.877% 3/01/19	20,000	20,557
Tennessee Valley Authority 5.250% 9/15/39	40,000	42,337

		134,265

TOTAL MUNICIPAL OBLIGATIONS (Cost $126,695)		134,265

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Agency Collateral CMO — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.413% 4/25/20	198,153	14,783
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.685% 8/25/20	99,489	9,078
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.842% 6/25/20	198,832	20,528

		44,389

Commercial MBS — 0.6%
Extended Stay America Trust, Series 2010-ESHA, Class A (c) 2.951% 11/05/27	98,919	98,101
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.078% 7/10/38	25,000	27,604

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2011-GC3, Class X (c) 1.342% 3/10/44	$399,293	$23,685
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4 VRN 5.992% 8/10/45	60,000	63,831
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.372% 9/15/39	60,000	65,428
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4 VRN 5.661% 3/15/39	30,000	32,748
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (c) (d) 0.983% 5/28/40	1,306,681	14,696
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	60,000	63,914
Morgan Stanley Capital I, Series 2006-IQ11, Class A4 VRN 5.897% 10/15/42	25,000	27,717
Mutual Fund Fee Trust, Series 2000-3 (c) (e) (f) 9.070% 7/01/08	655,398	7

		417,731

Home Equity ABS — 0.8%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1 FRN 1.086% 10/25/47	50,937	34,712
MASTR Asset Backed Securities Trust, Series 2005-AB1, Class A5A STEP 5.712% 11/25/35	660,000	261,415
Morgan Stanley Capital Inc., Series 2003-NC9, Class M FRN 1.311% 9/25/33	279,228	215,503

		511,630

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 2000-7, Class A2 FRN 3.686% 11/17/31	75,000	62,508
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.689% 3/13/32	25,000	21,087
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.690% 2/20/32	25,000	20,872

		104,467

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 0.0%
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.826% 8/25/32	$2,756	$2,423

WL Collateral CMO — 1.8%
Banc of America Funding Corp., Series 2004-B, Class 6A1 FRN 3.221% 12/20/34	114,656	65,053
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 2A1 (c) 7.000% 6/25/35	119,233	123,707
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1 VRN (c) 5.371% 5/25/36	222,545	194,884
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A1 (c) 6.000% 8/25/34	37,303	35,203
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 2.077% 5/25/29	69,423	61,756
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	73,740	71,955
Structured Asset Securities Corp., Series 2005-RF1, Class A FRN (c) 0.536% 3/25/35	413,316	350,322
Structured Asset Securities Corp., Series 2005-RF3, Class 1A FRN (c) 0.536% 6/25/35	119,767	96,205
WaMu Mortgage Pass Through Certificates, Series 2004-AR12, Class A2A FRN 0.578% 10/25/44	47,995	37,371
WaMu Mortgage Pass Through Certificates, Series 2004-AR11, Class A VRN 2.701% 10/25/34	68,998	61,225
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 2.578% 1/25/35	44,826	42,172

		1,139,853

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,589,668)		2,220,493

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Mexico Government International Bond 6.050% 1/11/40	10,000	10,640
Russia Government International Bond STEP (b) (c) 7.500% 3/31/30	34,600	40,785

	Principal Amount	Value
United Mexican States 6.750% 9/27/34	$17,000	$19,762

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $64,014)		71,187

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.0%
Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp., Series 3738, Class BP 4.000% 12/15/38	100,000	99,993
Federal National Mortgage Association, Series 2011-59, Class NZ 5.500% 7/25/41	100,000	105,341
Government National Mortgage Association Series 2010-H20, Class AF 0.540% 10/20/60	138,046	136,320
Series 2010-H26, Class LF 0.560% 8/20/58	98,074	97,073
Series 2011-H11, Class FB 0.710% 4/20/61	197,098	196,979
Series 2010-113, Class SM 5.864% 9/20/40	91,716	16,007
Series 2010-151, Class SA 5.864% 11/20/40	161,153	27,693
Series 2011-4, Class PS 5.994% 9/20/40	96,355	15,984
Series 2010-39, Class SP 6.364% 11/20/38	100,000	17,208
Series 2010-3, Class MS 6.364% 11/20/38	139,185	23,617
Series 2010-91, Class SI 6.384% 7/20/40	89,121	16,426
Series 2010-85, Class HS 6.464% 1/20/40	94,779	17,695
Series 2005-26, Class SC 6.564% 10/20/33	882,752	101,384

		871,720

Pass-Through Securities — 10.4%
Federal Home Loan Mortgage Corp. (g) Pool #1N2654 5.625% 11/23/35	140,000	147,779
Federal Home Loan Mortgage Corp. TBA Pool #292 3.500% 9/01/40 (h)	100,000	95,492
Federal National Mortgage Association Pool #Al0520 5.500% 7/01/41	100,000	108,148
Pool #974701 4.500% 4/01/38	187,584	194,691

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD1593 4.500% 2/01/40	$674,664	$698,962
Pool #AL0484 5.500% 5/01/40	500,000	541,367
Pool #944103 5.561% 7/01/37	136,490	145,363
Pool #595775 6.000% 8/01/31	6,432	7,117
Pool #896048 6.000% 6/01/36	192,285	212,025
Pool #831669 6.000% 7/01/36	142,136	156,616
Pool #AE0469 6.000% 12/01/39	309,535	340,246
Pool #902990 6.500% 11/01/36	14,216	16,089
Federal National Mortgage Association Principal Strip 0.000%2/01/19	30,000	21,794
Federal National Mortgage Association TBA
Pool #2409 3.500% 9/01/25 (h)	100,000	101,813
Pool #15801 4.500% 3/01/39 (h)	900,000	931,148
Government National Mortgage Association Pool #4978 4.500% 3/20/41	99,381	104,948
Pool #783050 5.000% 7/20/40	92,249	100,173
Pool #4772 5.000% 8/20/40	92,976	100,962
Pool #575499 6.000% 1/15/32	44,680	49,822
Pool #579631 6.000% 2/15/32	23,411	26,105
Pool #582351 6.500% 10/15/32	30,817	35,024
Government National Mortgage Association TBA Pool #9104 4.500% 7/01/39 (h)	1,000,000	1,055,391
Pool #1207 4.500% 3/01/40 (h)	900,000	946,898
Pool #1486 5.000% 4/01/39 (h)	400,000	433,875
Residual Funding Principal Strip 0.010% 10/15/19	180,000	139,735

		6,711,583

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,508,677)		7,583,303

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds & Notes — 5.9%
U.S. Treasury Bond 4.375% 11/15/39	$490,000	$490,276
U.S. Treasury Bond 4.375% 5/15/40	70,000	69,966
U.S. Treasury Bond 4.375% 5/15/41	100,000	99,867
U.S. Treasury Bond 4.750% 2/15/41	400,000	425,151
U.S. Treasury Inflation Index 2.125% 2/15/40	72,824	79,526
U.S. Treasury Inflation Index 2.375% 1/15/27	11,150	12,725
U.S. Treasury Inflation Index (g) 2.500% 1/15/29	356,085	414,417
U.S. Treasury Inflation Index 3.875% 4/15/29	13,678	18,770
U.S. Treasury Note 1.500% 6/30/16	20,000	19,757
U.S. Treasury Note 1.750% 5/31/16	610,000	610,977
U.S. Treasury Note 2.375% 5/31/18	210,000	208,884
U.S. Treasury Note 2.625% 4/30/18	80,000	81,009
U.S. Treasury Note 3.125% 5/15/21	220,000	219,398
U.S. Treasury Note 3.625% 2/15/21	920,000	959,399

		3,710,122

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,658,968)		3,710,122

TOTAL BONDS & NOTES (Cost $21,251,856)		19,654,052

	Number of Shares
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Put, Expires 07/15/11, Strike 98.875	5	62
Eurodollar Put, Expires 07/15/11, Strike 99.125	5	531
Eurodollar Put, Expires 08/12/11, Strike 97.500	3	244
Eurodollar Put, Expires 08/12/11, Strike 98.000	3	975

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
U.S. Treasury Note 10 Year Call, Expires 08/26/11, Strike 129.000	2	$94
U.S. Treasury Note 10 Year Put, Expires 08/26/11, Strike 115.000	2	250
U.S. Treasury Note 30 Year Put, Expires 08/26/11, Strike 104.000	3	47
U.S. Treasury Note 30 Year Put, Expires 08/26/11, Strike 110.000	6	375

		2,578

TOTAL PURCHASED OPTIONS (Cost $2,566)		2,578

WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	81	547

TOTAL WARRANTS (Cost $0)		547

TOTAL LONG-TERM INVESTMENTS (Cost $58,713,715)		62,417,348

	Principal Amount
SHORT-TERM INVESTMENTS — 8.1%
Discount Notes — 0.1%
Federal Home Loan Mortgage Corp. 0.010% 12/01/11	$90,000	89,912

Repurchase Agreement — 8.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (i)	5,048,227	5,048,227

TOTAL SHORT-TERM INVESTMENTS (Cost $5,138,139)		5,138,139

TOTAL INVESTMENTS — 106.9% (Cost $63,851,854) (j)		67,555,487

Other Assets/(Liabilities) — (6.9)%		(4,353,416)

NET ASSETS — 100.0%		$63,202,071

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $149,935 or 0.24% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $1,965,918 or 3.11% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $215,348 or 0.34% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2011, these securities amounted to a value of $200,838 or 0.32% of net assets.
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Maturity value of $5,048,229. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 – 8/15/39, and an aggregate market value, including accrued interest, of $5,159,663.
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.5%

COMMON STOCK — 63.0%
Aerospace & Defense — 0.9%
The Boeing Co.	16,374	$1,210,531
General Dynamics Corp.	6,100	454,572
L-3 Communications Holdings, Inc.	800	69,960
Lockheed Martin Corp.	11,600	939,252
Northrop Grumman Corp.	8,490	588,781
Raytheon Co.	7,930	395,311
Spirit AeroSystems Holdings, Inc. Class A (a)	27,951	614,922
United Technologies Corp.	13,333	1,180,104

		5,453,433

Agriculture — 0.7%
Altria Group, Inc.	22,770	601,356
British American Tobacco Malaysia	13,600	210,290
British American Tobacco PLC	8,223	360,442
Chaoda Modern Agriculture Holdings Ltd.	982,839	424,216
Cresud SA Sponsored ADR (Argentina)	6,000	97,440
IOI Corp.	62,200	109,214
KT&G Corp.	8,005	497,845
Lorillard, Inc.	2,632	286,546
Philip Morris International, Inc.	16,145	1,078,001
SLC Agricola SA	40,600	481,014

		4,146,364

Airlines — 0.0%
Southwest Airlines Co.	3,600	41,112

Apparel — 0.0%
China Dongxiang Group Co.	298,448	95,224

Auto Manufacturers — 1.4%
Bayerische Motoren Werke AG	3,140	312,890
Daihatsu Motor Co. Ltd.	19,950	339,984
Daimler AG	11,470	863,242
Dongfeng Motor Group Co. Ltd. Class H	101,500	194,002
Ford Motor Co. (a)	59,700	823,263
Fuji Heavy Industries Ltd.	102,030	792,770
General Motors Co. (a)	32,300	980,628
Guangzhou Automobile Group Co. Ltd.	244,283	299,149
Honda Motor Co. Ltd.	24,560	946,630
Hyundai Motor Co.	2,100	468,952
Paccar, Inc.	3,500	178,815
Suzuki Motor Corp.	55,237	1,244,784
Toyota Motor Corp.	14,310	602,491
Yulon Motor Co. Ltd.	157,000	386,153

		8,433,753

	Number of Shares	Value
Automotive & Parts — 0.6%
Aisin Seiki Co. Ltd.	10,140	$392,644
Autoliv, Inc.	800	62,760
BorgWarner, Inc. (a)	4,500	363,555
Bridgestone Corp.	16,500	379,741
Cheng Shin Rubber Industry Co. Ltd.	84,750	244,086
Denso Corp.	13,370	496,410
Futaba Industrial Co. Ltd.	21,910	159,974
Magna International, Inc. Class A	1,300	70,252
Mando Corp.	600	124,990
Sumitomo Electric Industries Ltd.	22,500	328,345
Toyota Industries Corp.	26,221	863,761
TRW Automotive Holdings Corp. (a)	1,300	76,739

		3,563,257

Banks — 3.0%
Banco do Brasil SA	5,200	93,294
Banco Macro SA Class B Sponsored ADR (Argentina)	2,200	83,028
Banco Santander Brasil SA	19,500	228,655
Banco Santander SA	64,767	747,311
Bank of America Corp.	157,478	1,725,959
The Bank of Kyoto Ltd.	19,090	175,837
Bank of New York Mellon Corp.	42,469	1,088,056
BNP Paribas	5,940	458,125
Capital One Financial Corp.	3,500	180,845
DBS Group Holdings Ltd.	24,000	287,271
Deutsche Bank AG	7,020	414,801
DnB NOR ASA	26,970	375,939
HSBC Holdings PLC	30,000	298,356
HSBC Holdings PLC	126,376	1,253,717
Intesa Sanpaolo	121,486	323,078
Lloyds Banking Group PLC (a)	490,900	385,731
Mitsubishi UFJ Financial Group, Inc.	107,110	521,441
Oversea-Chinese Banking Corp. Ltd.	100,900	769,966
Sberbank of Russian Federation	449,100	1,656,676
Siam Commercial Bank PCL	134,116	485,053
Siam Commercial Bank PCL	100	361
Standard Chartered PLC	13,750	361,317
State Bank of India	11,380	610,541
State Street Corp.	12,818	577,964
Sumitomo Mitsui Financial Group, Inc.	12,130	373,312
SunTrust Banks, Inc.	6,300	162,540
Turkiye Garanti Bankasi AS	94,636	429,305
U.S. Bancorp	47,287	1,206,291
United Overseas Bank Ltd.	13,300	213,684
Wells Fargo & Co.	63,831	1,791,098

		17,279,552

Beverages — 0.6%
China Huiyuan Juice Group Ltd.	57,400	29,416
The Coca-Cola Co.	6,891	463,695

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Enterprises, Inc.	2,600	$75,868
Constellation Brands, Inc. Class A (a)	8,199	170,703
Diageo PLC Sponsored ADR (United Kingdom)	16,604	1,359,370
Dr. Pepper Snapple Group, Inc.	4,700	197,071
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,300	219,417
Fraser and Neave Ltd.	110,900	523,555
Kirin Holdings Co. Ltd.	40,700	569,035
Mikuni Coca-Cola Bottling Co. Ltd.	800	6,994
Molson Coors Brewing Co. Class B	1,400	62,636

		3,677,760

Biotechnology — 0.4%
Amgen, Inc. (a)	11,218	654,570
Biogen Idec, Inc. (a)	1,000	106,920
Celgene Corp. (a)	5,300	319,696
CSL Ltd.	18,121	642,299
Life Technologies Corp. (a)	11,305	588,652

		2,312,137

Building Materials — 0.1%
Rinnai Corp.	4,700	339,972
Yuanda China Holdings Ltd. (a)	1,442,000	270,547

		610,519

Chemicals — 2.0%
Albemarle Corp.	1,200	83,040
Asahi Kasei Corp.	35,900	242,411
BASF SE	12,940	1,266,312
Bayer AG Sponsored ADR (Germany)	400	32,224
China BlueChemical Ltd.	342,500	284,109
The Dow Chemical Co.	26,161	941,796
Eastman Chemical Co.	800	81,656
EI du Pont de Nemours & Co.	18,056	975,927
FMC Corp.	19,119	1,644,616
Formosa Chemicals & Fibre Corp.	58,000	216,745
Hitachi Chemical Co. Ltd.	16,900	336,306
JSR Corp.	8,500	164,917
Lanxess AG	3,260	267,263
The Lubrizol Corp.	700	93,989
LyondellBasell Industries NV Class A	1,800	69,336
Nan Ya Plastics Corp.	69,000	184,996
Potash Corporation of Saskatchewan, Inc.	6,200	353,338
PPG Industries, Inc.	800	72,632
Praxair, Inc.	3,195	346,306
PTT Chemical PCL	151,492	727,127
Samsung Fine Chemicals Co. Ltd.	4,200	270,644
Shin-Etsu Chemical Co. Ltd.	22,788	1,222,331
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,000	323,600

	Number of Shares	Value
Sumitomo Chemical Co. Ltd.	243,770	$1,217,522
Ube Industries Ltd.	131,400	395,772
Uralkali GDR (Russia) (a) (b)	1,000	45,000

		11,859,915

Coal — 0.7%
Alliance Resource Partners LP	4,360	337,682
Bumi Resources Tbk PT	1,611,600	556,185
China Shenhua Energy Co. Ltd.	73,138	352,124
CONSOL Energy, Inc.	47,120	2,284,378
Kuzbassrazrezugol (a)	552,700	200,906
Mongolian Mining Corp. (a)	149,400	184,399

		3,915,674

Commercial Services — 0.4%
Jiangsu Expressway Co. Ltd.	96,300	88,498
MasterCard, Inc. Class A	1,100	331,474
McKesson Corp.	8,822	737,960
PLUS Expressways	334,481	500,713
Qualicorp SA (a)	38,600	368,526
Visa, Inc. Class A	5,600	471,856
Western Union Co.	3,300	66,099
Xiamen International Port Co. Ltd.	458,800	82,091

		2,647,217

Computers — 2.8%
Accenture PLC Class A	1,349	81,507
Apple, Inc. (a)	17,587	5,903,428
Asustek Computer (a)	13,700	136,433
Atos Origin SA	2,900	163,869
Cognizant Technology Solutions Corp. Class A (a)	2,700	198,018
Compal Electronics, Inc.	34,282	42,121
Computer Sciences Corp.	2,330	88,447
Dell, Inc. (a)	46,432	774,021
EMC Corp. (a)	30,100	829,255
Hewlett-Packard Co.	44,468	1,618,635
HTC Corp.	36,100	1,233,192
International Business Machines Corp.	25,648	4,399,914
Lexmark International, Inc. Class A (a)	4,275	125,087
SanDisk Corp. (a)	11,315	469,573
TDK Corp.	6,280	345,840
Teradata Corp. (a)	2,078	125,096
Western Digital Corp. (a)	3,379	122,928

		16,657,364

Cosmetics & Personal Care — 0.5%
Beiersdorf AG	1,170	75,924
Colgate-Palmolive Co.	11,023	963,520
The Procter & Gamble Co.	31,114	1,977,917

		3,017,361

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.7%
Adani Enterprises Ltd.	40,700	$652,167
Marubeni Corp.	53,000	352,248
Mitsubishi Corp.	64,520	1,616,545
Mitsui & Co. Ltd.	75,452	1,304,799

		3,925,759

Diversified Financial — 1.3%
Ameriprise Financial, Inc.	1,200	69,216
Citigroup, Inc.	46,827	1,949,876
The Goldman Sachs Group, Inc.	9,307	1,238,669
Guinness Peat Group (a) (c)	451,870	296,657
Housing Development Finance Corp. Ltd.	64,370	1,015,258
JPMorgan Chase & Co.	47,162	1,930,812
Morgan Stanley	29,089	669,338
UBS AG (a)	26,100	475,936

		7,945,762

Electric — 2.3%
Adani Power Ltd. (a)	183,000	450,738
The AES Corp. (a)	28,973	369,116
American Electric Power Co., Inc.	7,394	278,606
CEZ AS	8,300	427,061
China Resources Power Holdings Co. Ltd.	86,000	168,300
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	12,020	248,093
CMS Energy Corp.	17,906	352,569
Consolidated Edison, Inc.	6,700	356,708
Dominion Resources, Inc.	6,400	308,928
E-CL SA	117,500	330,363
Edison International	1,700	65,875
Enel SpA	90,500	591,127
Entergy Corp.	6,167	421,083
Exelon Corp.	11,006	471,497
Federal Hydrogeneration (a)	5,397	258
Fortum OYJ	25,720	744,873
Huaneng Power International, Inc.	200,100	105,730
International Power PLC	127,400	657,812
ITC Holdings Corp.	3,400	244,018
National Grid PLC	109,300	1,075,589
NextEra Energy, Inc.	17,921	1,029,741
NRG Energy, Inc. (a)	6,100	149,938
Pampa Energia SA Sponsored ADR (Argentina)	7,200	110,448
PG&E Corp.	8,019	337,039
PPL Corp.	22,965	639,116
RusHydro	2,052,400	96,463
RusHydro	1,425	6,847
RusHydro Sponsored ADR (Russia)	223,700	1,074,878
Scottish & Southern Energy PLC	32,500	726,931

	Number of Shares	Value
The Southern Co.	25,775	$1,040,794
Tenaga Nasional	10,375	23,284
Wisconsin Energy Corp.	5,630	176,501
YTL Power International Bhd	853,705	622,254

		13,702,578

Electrical Components & Equipment — 0.4%
Bharat Heavy Electricals Ltd.	20,990	963,219
Delta Electronics, Inc.	156,000	575,475
Dongfang Electric Corp. Ltd.	75,100	278,641
Hitachi Ltd.	47,700	281,968

		2,099,303

Electronics — 1.0%
Agilent Technologies, Inc. (a)	15,100	771,761
Arrow Electronics, Inc. (a)	1,700	70,550
Fanuc Ltd.	2,450	408,541
Garmin Ltd.	2,200	72,666
Hana Microelectronics PCL	127,299	96,536
Hon Hai Precision Industry Co. Ltd.	71,280	245,874
Hoya Corp.	28,920	641,013
Koninklijke Philips Electronics NV	26,882	689,907
Koninklijke Philips Electronics NV Sponsored ADR (Netherlands)	2,076	53,312
LG Display Co. Ltd.	5,600	155,816
Mettler-Toledo, Inc. (a)	2,083	351,339
Murata Manufacturing Co. Ltd.	8,170	545,766
NGK Insulators Ltd.	19,700	367,289
Nippon Electric Glass Co. Ltd.	21,990	281,699
PerkinElmer, Inc.	9,100	244,881
TE Connectivity Ltd.	4,300	158,068
Waters Corp. (a)	6,443	616,853

		5,771,871

Engineering & Construction — 0.5%
Fluor Corp.	1,200	77,592
JGC Corp.	29,530	808,723
KBR, Inc.	16,185	610,013
Kinden Corp.	22,440	191,877
Larsen & Toubro Ltd.	8,200	337,145
McDermott International, Inc. (a)	30,303	600,302
Okumura Corp.	78,230	286,041
Toda Corp.	74,200	268,959

		3,180,652

Entertainment — 0.1%
International Game Technology	21,432	376,775
Toho Co. Ltd.	12,850	213,801

		590,576

Foods — 1.2%
BIM Birlesik Magazalar AS	10,500	341,362
ConAgra Foods, Inc.	6,800	175,508

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosan Ltd. Class A	39,200	$481,768
General Mills, Inc.	21,000	781,620
H.J. Heinz Co.	4,882	260,113
Kraft Foods, Inc. Class A	35,794	1,261,023
The Kroger Co.	3,100	76,880
Nestle SA	29,257	1,818,301
Safeway, Inc.	1,496	34,961
Sara Lee Corp.	52,747	1,001,665
Unilever NV	11,950	391,483
Unilever NV NY Shares	4,500	147,825
Unilever PLC	7,900	254,939
Unilever PLC Sponsored ADR (United Kingdom)	5,000	161,950

		7,189,398

Forest Products & Paper — 0.1%
International Paper Co.	6,526	194,605
MeadWestvaco Corp.	2,400	79,944
Sino-Forest Corp. (a)	26,440	87,727

		362,276

Gas — 0.6%
Beijing Enterprises Holdings Ltd.	223,822	1,170,876
China Resources Gas Group Ltd.	162,000	227,089
Gaz De France	35,900	1,313,828
Sempra Energy	3,700	195,656
Tokyo Gas Co. Ltd.	136,988	619,686

		3,527,135

Health Care – Products — 1.3%
Baxter International, Inc.	1,200	71,628
Becton, Dickinson & Co.	900	77,553
Cie Generale d’Optique Essilor International SA	14,217	1,153,140
Covidien PLC	7,349	391,187
Hologic, Inc. (a)	33,497	675,635
Johnson & Johnson	54,240	3,608,045
Kinetic Concepts, Inc. (a)	1,200	69,156
Medtronic, Inc.	29,500	1,136,635
Mindray Medical International Ltd. ADR (Cayman Islands)	2,900	81,345
Terumo Corp.	5,640	304,776

		7,569,100

Health Care – Services — 1.4%
Aetna, Inc.	28,238	1,245,013
CIGNA Corp.	11,005	565,987
Coventry Health Care, Inc. (a)	2,000	72,940
DaVita, Inc. (a)	7,000	606,270
HCA Holdings, Inc. (a)	9,000	297,000
HealthSouth Corp. (a)	13,834	363,143
Humana, Inc.	10,122	815,226
Life Healthcare Group Holdings Ltd.	100,600	261,609

	Number of Shares	Value
Raffles Medical Group Ltd.	97,400	$185,558
Thermo Fisher Scientific, Inc. (a)	11,445	736,944
UnitedHealth Group, Inc.	17,900	923,282
Vanguard Health Systems, Inc. (a)	14,600	250,682
WellPoint, Inc.	20,555	1,619,117

		7,942,771

Holding Company – Diversified — 0.7%
Hutchison Whampoa Ltd.	49,600	537,763
Keppel Corp. Ltd.	94,512	855,170
Leucadia National Corp.	2,000	68,200
LG Corp.	4,600	347,951
LVMH Moet Hennessy Louis Vuitton SA	4,580	824,298
Noble Group Ltd.	84,954	136,773
Tianjin Development Holdings (a)	951,403	593,818
Wharf Holdings Ltd.	73,610	514,196

		3,878,169

Home Builders — 0.3%
Daiwa House Industry Co. Ltd.	21,880	275,477
MRV Engenharia e Participacoes SA	59,000	489,950
Pulte Group, Inc. (a)	59,500	455,770
Sekisui House Ltd.	62,490	581,113

		1,802,310

Household Products — 0.2%
Hypermarcas SA	123,400	1,162,323

Insurance — 2.5%
ACE Ltd.	21,836	1,437,246
Aflac, Inc.	2,500	116,700
AIA Group Ltd. (a)	69,800	243,381
Allianz SE	2,810	392,605
Allstate Corp.	5,923	180,829
Amlin PLC	17,900	116,672
Arch Capital Group Ltd. (a)	10,701	341,576
Assicurazioni Generali SpA	11,620	245,048
Axis Capital Holdings Ltd.	1,878	58,143
China Life Insurance Co. Ltd.	80,000	275,711
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,599	290,252
The Chubb Corp.	9,800	613,578
CNA Financial Corp.	1,600	46,480
Endurance Specialty Holdings Ltd.	9,596	396,603
Fidelity National Financial, Inc. Class A	43,302	681,573
ING Groep NV (a)	18,910	233,261
Lincoln National Corp.	2,400	68,376
MetLife, Inc.	5,088	223,211
Millea Holdings, Inc.	55,275	1,552,907
Mitsui Sumitomo Insurance Group Holdings, Inc.	36,866	864,724

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Muenchener Rueckversicherungs AG	1,530	$233,578
NKSJ Holdings, Inc.	99,690	657,740
PartnerRe Ltd.	2,057	141,624
Ping An Insurance Group Co. of China Ltd.	23,581	246,067
Platinum Underwriters Holdings Ltd.	4,371	145,292
Powszechny Zaklad Ubezpieczen SA	800	109,317
Principal Financial Group, Inc.	5,444	165,606
The Progressive Corp.	12,769	273,001
Prudential PLC	8,800	101,698
Reinsurance Group of America, Inc. Class A	1,200	73,032
RenaissanceRe Holdings Ltd.	4,394	307,360
Sony Financial Holdings, Inc.	13,600	245,913
Swiss Re Ltd. (a)	1,000	56,152
Torchmark Corp.	1,100	70,554
The Travelers Cos., Inc.	21,285	1,242,618
Unum Group	1,531	39,010
Validus Holdings Ltd.	6,584	203,775
Xl Group PLC	62,742	1,379,069
Zurich Financial Services AG (a)	1,719	434,471

		14,504,753

Internet — 0.7%
Check Point Software Technologies Ltd. (a)	1,600	90,960
eBay, Inc. (a)	13,247	427,481
Expedia, Inc.	1,796	52,066
Google, Inc. Class A (a)	4,890	2,476,198
Symantec Corp. (a)	34,218	674,779
VeriSign, Inc.	2,100	70,266
Yahoo! Japan Corp.	500	172,128

		3,963,878

Investment Companies — 0.1%
Cheung Kong Infrastructure Holdings Ltd.	52,900	274,844
RHJ International (a)	52,900	381,332
RHJ International Deposit Shares (d)	11,800	85,027

		741,203

Iron & Steel — 0.2%
Magnitogorsk Iron & Steel Works Sponsored GDR (Russia) (b)	23,900	271,985
Magnitogorsk Iron & Steel Works GDR (Russia) (b)	17,900	203,702
POSCO	800	347,487
POSCO ADR (Republic of Korea)	3,600	391,032
Shougang Concord International Enterprises Co. Ltd.	441,800	43,318

		1,257,524

Lodging — 0.0%
Wyndham Worldwide Corp.	1,600	53,840

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	1,000	$45,410
Komatsu Ltd.	12,900	401,361
Tadano Ltd.	4,900	29,682

		476,453

Machinery – Diversified — 0.2%
CNH Global NV (a)	1,800	69,570
Eaton Corp.	1,300	66,885
Kubota Corp.	97,020	863,854
Shanghai Electric Group Co. Ltd.	389,900	206,679

		1,206,988

Manufacturing — 1.1%
3M Co.	9,265	878,785
Cheil Industries, Inc.	3,300	396,183
General Electric Co.	192,073	3,622,497
Pall Corp.	3,600	202,428
Parker Hannifin Corp.	800	71,792
Siemens AG	8,770	1,204,164
Tyco International Ltd.	4,200	207,606

		6,583,455

Media — 1.2%
Charter Communications, Inc. Class A (a)	100	5,426
Comcast Corp. Class A	69,406	1,758,748
DISH Network Corp. Class A (a)	7,515	230,485
Kabel Deutschland Holding AG (a)	9,440	580,416
Liberty Global, Inc. Class A (a)	1,800	81,072
The McGraw-Hill Cos., Inc.	1,900	79,629
News Corp. Class A	26,700	472,590
Rogers Communications, Inc. Class B	11,700	462,384
Singapore Press Holdings Ltd.	59,090	187,814
Time Warner Cable, Inc.	3,504	273,452
Time Warner, Inc.	7,028	255,608
Viacom, Inc. Class B	17,396	887,196
Vivendi	28,160	783,089
The Walt Disney Co.	17,500	683,200
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	33,600	155,909

		6,897,018

Metal Fabricate & Hardware — 0.2%
Catcher Technology Co. Ltd.	29,000	184,055
Precision Castparts Corp.	4,485	738,455
Tenaris SA Sponsored ADR (Luxembourg)	1,465	66,995

		989,505

Mining — 4.0%
Alamos Gold, Inc.	33,450	553,887
Alcoa, Inc.	56,300	892,918
Anglo American PLC	16,200	802,835

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Anglo Platinum Ltd.	1,004	$93,378
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	2,600	109,434
Antofagasta PLC	40,100	897,253
Barrick Gold Corp.	42,750	1,936,147
BHP Billiton Ltd.	57,418	2,713,764
Eldorado Gold Corp.	72,287	1,066,560
Freeport-McMoRan Copper & Gold, Inc.	15,886	840,369
Glencore International PLC (a)	40,100	316,000
Goldcorp, Inc.	43,015	2,076,334
Harmony Gold Mining Co. Ltd. Sponsored ADR (South Africa)	49,700	657,034
Hecla Mining Co. (a)	23,600	181,484
IAMGOLD Corp.	40,892	767,134
IAMGOLD Corp.	23,633	444,505
Impala Platinum Holdings Ltd.	3,600	97,182
Katanga Mining Ltd. (a)	67,840	117,469
Kinross Gold Corp.	23,053	364,237
Kinross Gold Corp.	82,944	1,309,801
MMC Norilsk Nickel Sponsored ADR (Russia) (a)	14,400	377,288
Newcrest Mining Ltd.	43,130	1,750,671
Newmont Mining Corp.	24,090	1,300,137
Petropavlovsk PLC	6,600	77,333
Polyus Gold Co. Sponsored ADR (Russia)	29,300	919,997
Randgold Resources Ltd. ADR (Channel Islands)	7,200	605,160
Rio Tinto Ltd.	16,422	1,468,231
Silver Wheaton Corp.	26,200	864,600
Teck Resources Ltd. Class B	1,240	62,918

		23,664,060

Office Equipment/Supplies — 0.3%
Canon, Inc.	20,655	984,972
Xerox Corp.	63,667	662,773

		1,647,745

Oil & Gas — 7.9%
Anadarko Petroleum Corp.	12,440	954,894
Apache Corp.	10,800	1,332,612
BG Group PLC	83,000	1,883,731
BP PLC	104,698	771,414
BP PLC Sponsored ADR (United Kingdom)	21,500	952,235
Canadian Natural Resources Ltd.	18,400	770,224
Cenovus Energy, Inc.	3,800	143,419
Cenovus Energy, Inc.	500	18,830
Chevron Corp.	39,163	4,027,523
Cimarex Energy Co.	800	71,936
ConocoPhillips	29,931	2,250,512
Daylight Energy Ltd.	56,420	546,972
Devon Energy Corp.	14,301	1,127,062

	Number of Shares	Value
Eni SpA	30,420	$721,151
ENSCO PLC Sponsored ADR (United Kingdom)	1,330	70,889
EOG Resources, Inc.	6,100	637,755
Exxon Mobil Corp.	86,434	7,033,999
Gazprom OAO Sponsored ADR (Russia) (a)	49,400	723,540
Helmerich & Payne, Inc.	1,200	79,344
Hess Corp.	10,622	794,101
Inpex Corp.	167	1,232,916
KazMunaiGas Exploration Production GDR (Kazakhstan) (b)	40,300	802,045
Marathon Oil Corp.	20,181	1,063,135
Murphy Oil Corp.	900	59,094
Noble Corp.	1,500	59,115
Occidental Petroleum Corp.	24,338	2,532,126
OGX Petroleo e Gas Participacoes SA (a)	24,600	229,977
Petroleo Brasileiro SA Sponsored ADR (Brazil)	134,027	4,111,948
PTT PCL	38,749	423,819
PTT Public Co. Ltd.	100	1,090
QEP Resources, Inc.	18,800	786,404
Quicksilver Resources, Inc. (a)	61,900	913,644
Reliance Industries Ltd.	32,020	643,067
Repsol YPF SA	14,800	513,838
Rosneft Oil Co. GDR (Russia) (b)	81,200	683,704
Royal Dutch Shell PLC ADR (United Kingdom)	8,624	613,425
Sasol Ltd.	1,800	94,873
SM Energy Co.	14,084	1,034,892
Statoil ASA	19,570	495,525
Suncor Energy, Inc.	10,905	427,403
Talisman Energy, Inc.	12,100	248,537
Total SA	18,061	1,044,577
Total SA Sponsored ADR (France)	18,400	1,064,256
Tupras Turkiye Petrol Rafine	13,000	318,977
Valero Energy Corp.	23,235	594,119
Vallares PLC (a)	35,100	566,155
Whiting Petroleum Corp. (a)	4,900	278,859
Woodside Petroleum Ltd.	6,500	286,727

		46,036,390

Oil & Gas Services — 1.2%
Complete Production Services, Inc. (a)	12,025	401,154
Global Industries Ltd. (a)	54,843	300,540
Halliburton Co.	26,200	1,336,200
National Oilwell Varco, Inc.	20,300	1,587,663
Oceaneering International, Inc.	1,600	64,800
Schlumberger Ltd.	27,005	2,333,232
Technip SA	1,670	178,888
Transocean Ltd.	7,800	503,568
Weatherford International Ltd. (a)	21,645	405,844

		7,111,889

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.1%
Ball Corp.	2,000	$76,920
Crown Holdings, Inc. (a)	7,500	291,150

		368,070

Pharmaceuticals — 3.8%
Abbott Laboratories	23,550	1,239,201
Allergan, Inc.	3,100	258,075
AmerisourceBergen Corp.	13,402	554,843
Astellas Pharma, Inc.	7,270	281,111
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,200	60,084
Bayer AG	8,780	705,877
Bristol-Myers Squibb Co.	126,824	3,672,823
Cardinal Health, Inc.	1,677	76,169
Cephalon, Inc. (a)	4,900	391,510
Eli Lilly & Co.	11,100	416,583
Forest Laboratories, Inc. (a)	3,355	131,986
Gilead Sciences, Inc. (a)	16,182	670,097
GlaxoSmithKline PLC Sponsored ADR (United Kingdom)	1,900	81,510
Kyowa Hakko Kirin Co. Ltd.	31,610	301,517
Mead Johnson Nutrition Co. Class A	16,032	1,082,962
Medco Health Solutions, Inc. (a)	16,635	940,210
Merck & Co., Inc.	59,396	2,096,085
Mitsubishi Tanabe Pharma Corp.	15,100	253,351
Mylan, Inc. (a)	30,130	743,307
Novartis AG	14,070	861,892
Perrigo Co.	6,300	553,581
Pfizer, Inc.	150,368	3,097,581
Roche Holding AG	4,220	706,002
Sanofi	11,220	901,797
Sanofi ADR (France)	1,700	68,289
Shionogi & Co. Ltd.	17,160	281,115
Sinopharm Group Co.	188,400	634,439
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	22,285	1,074,583
Valeant Pharmaceuticals International, Inc.	6,100	316,956

		22,453,536

Pipelines — 0.4%
El Paso Corp.	112,746	2,277,469
The Williams Cos., Inc.	2,000	60,500

		2,337,969

Real Estate — 0.7%
AFI Development PLC, Class B (a)	23,000	22,095
Capitaland Ltd.	92,200	219,270
Cheung Kong Holdings	28,300	416,187
Cyrela Brazil Realty SA	50,300	479,262
Global Logistic Properties Ltd. (a)	123,900	208,119
IRSA Inversiones y Representaciones SA Sponsored ADR (Argentina)	6,900	94,944

	Number of Shares	Value
LSR Group GDR (Russia) (d)	78,100	$539,515
Mitsui Fudosan Co. Ltd.	12,900	222,402
NTT Urban Development Corp.	100	85,976
The St. Joe Co. (a)	81,600	1,700,544

		3,988,314

Real Estate Investment Trusts (REITS) — 0.3%
Japan Real Estate Investment Corp.	9	88,409
Japan Retail Fund Investment Corp.	20	30,873
The Link REIT	290,633	994,133
Nippon Building Fund, Inc.	12	117,122
Simon Property Group, Inc.	3,200	371,936

		1,602,473

Retail — 1.0%
American Eagle Outfitters, Inc.	44,800	571,200
Coach, Inc.	1,300	83,109
CVS Caremark Corp.	24,612	924,919
Limited Brands, Inc.	2,442	93,895
Macy’s, Inc.	2,000	58,480
McDonald’s Corp.	7,654	645,385
Polo Ralph Lauren Corp.	600	79,566
Ross Stores, Inc.	700	56,084
Seven & I Holdings Co. Ltd.	13,914	374,313
Shanghai Pharmaceuticals Holding Co. Ltd. (a)	138,400	372,602
Urban Outfitters, Inc. (a)	1,800	50,670
Wal-Mart Stores, Inc.	33,752	1,793,581
Yamada Denki Co. Ltd.	3,700	301,837
Zhongsheng Group Holdings Ltd.	173,500	379,645

		5,785,286

Semiconductors — 1.2%
Advanced Micro Devices, Inc. (a)	5,300	37,047
Altera Corp.	1,900	88,065
Analog Devices, Inc.	1,800	70,452
ASML Holding NV	7,300	268,950
Broadcom Corp. Class A (a)	8,932	300,473
Freescale Semiconductor Holdings I Ltd. (a)	37,400	687,786
Infineon Technologies AG	31,580	354,364
Intel Corp.	63,928	1,416,645
KLA-Tencor Corp.	1,500	60,720
Lam Research Corp. (a)	1,300	57,564
Marvell Technology Group Ltd. (a)	18,200	268,723
MediaTek, Inc.	19,027	207,431
Micron Technology, Inc. (a)	5,100	38,148
Rohm Co. Ltd.	5,860	335,758
Samsung Electronics Co. Ltd.	1,500	1,165,859
Taiwan Semiconductor Manufacturing Co. Ltd.	328,000	830,193
Texas Instruments, Inc.	28,734	943,337

		7,131,515

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. (a)	1,415	$48,817
SembCorp Marine Ltd.	57,230	247,958

		296,775

Software — 1.7%
Activision Blizzard, Inc.	72,000	840,960
Adobe Systems, Inc. (a)	5,800	182,410
Autodesk, Inc. (a)	1,700	65,620
BMC Software, Inc. (a)	1,700	92,990
CA, Inc.	45,049	1,028,919
Electronic Arts, Inc. (a)	24,713	583,227
Fidelity National Information Services, Inc.	1,396	42,983
Intuit, Inc. (a)	1,500	77,790
Microsoft Corp. (e)	189,971	4,939,246
Oracle Corp.	59,741	1,966,076

		9,820,221

Telecommunications — 6.3%
Amdocs Ltd. (a)	2,357	71,629
America Movil SAB de C.V. Sponsored ADR (Mexico)	13,900	748,932
American Tower Corp. Class A (a)	11,329	592,847
AT&T, Inc. (e)	114,134	3,584,949
Axiata Group	668,412	1,109,721
BCE, Inc.	1,500	58,935
BT Group PLC	224,400	727,875
CenturyTel, Inc.	25,119	1,015,561
China Mobile Ltd.	145,700	1,357,622
China Telecom Corp. Ltd. Class H	370,300	241,035
China Unicom Ltd.	144,400	292,777
Chunghwa Telecom Co. Ltd.	115,708	398,108
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	22,704	784,423
Cisco Systems, Inc.	127,062	1,983,438
Comverse Technology, Inc. (a)	30,567	236,894
Corning, Inc.	74,808	1,357,765
Deutsche Telekom AG Sponsored ADR (Germany)	3,000	46,890
Far EasTone Telecommunications Co. Ltd.	190,000	303,239
France Telecom SA	18,487	393,280
Harris Corp.	1,200	54,072
KDDI Corp.	152	1,093,656
Koninklijke KPN NV	28,954	420,877
KT Corp.	2,000	76,259
KT Corp. Sponsored ADR (Republic of Korea)	27,660	537,710
MetroPCS Communications, Inc. (a)	13,400	230,614
Millicom International Cellular SA	1,600	166,935
MobileOne Ltd.	126,200	260,031
Motorola Mobility Holdings, Inc. (a)	17,300	381,292
Motorola Solutions, Inc. (a)	7,757	357,132

	Number of Shares	Value
NII Holdings, Inc. (a)	1,300	$55,094
Nippon Telegraph & Telephone Corp.	15,770	766,823
NTT DoCoMo, Inc.	1,126	2,008,720
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,200	226,968
Polycom, Inc. (a)	12,925	831,078
Qualcomm, Inc.	47,345	2,688,723
Rogers Communications, Inc. Class B	1,700	67,316
Singapore Telecommunications Ltd.	268,528	691,550
SK Telecom Co. Ltd.	3,230	487,858
Swisscom AG	1,020	467,455
Telecom Argentina SA Sponsored ADR (Argentina)	2,200	57,332
Telecom Egypt	127,924	324,772
Telecom Italia SpA	155,180	215,930
Telecomunicacoes de Sao Paulo SA Sponsored ADR (Brazil)	51,460	1,528,362
Telefonica SA	46,160	1,128,794
Telefonica SA Sponsored ADR (Spain)	7,700	188,573
Telekom Austria AG	10,240	130,616
Telekom Malaysia	468,124	612,755
Telekomunikasi Indonesia Tbk PT	193,300	166,012
Telenor ASA	11,570	189,478
Telstra Corp. Ltd.	91,016	282,625
TELUS Corp.	4,300	236,746
Turk Telekomunikasyon AS	70,120	370,626
Turkcell Iletisim Hizmetleri AS (a)	31,754	171,320
Verizon Communications, Inc.	51,309	1,910,234
VimpelCom Ltd. Sponsored ADR (Bermuda)	32,500	414,700
Vodafone Group PLC	351,900	935,221
Vodafone Group PLC Sponsored ADR (United Kingdom)	23,800	635,936

		36,676,115

Textiles — 0.1%
Kuraray Co. Ltd.	27,910	409,656

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	17,827	490,064
Nintendo Co. Ltd.	930	175,139

		665,203

Transportation — 1.2%
All America Latina Logistica SA	26,000	218,742
Asciano Group	67,000	118,595
Canadian Pacific Railway Ltd.	7,702	479,989
Canadian Pacific Railway Ltd.	8,062	502,971
China South Locomotive and Rolling Stock Corp.	111,900	105,185
Container Corp. of India Ltd.	3,660	84,986
East Japan Railway	21,513	1,236,225
Guangshen Railway Co. Ltd.	450,400	189,378

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsui O.S.K. Lines Ltd.	38,050	$204,761
Novorossiysk Commercial Sea Port GDR (Russia) (b)	40,079	359,909
Ryder System, Inc.	1,300	73,905
Tianjin Port Development Holdings Ltd.	1,458,800	278,687
Union Pacific Corp.	23,102	2,411,849
Viterra, Inc.	12,900	140,175
West Japan Railway Co.	11,000	430,633

		6,835,990

Water — 0.1%
American Water Works Co., Inc.	11,477	337,998

TOTAL COMMON STOCK (Cost $328,643,177)		367,904,447

CONVERTIBLE PREFERRED STOCK — 0.2%
Agriculture — 0.0%
Bunge Ltd. 4.875%	1,100	110,385

Insurance — 0.0%
XL Group PLC 10.750%	3,400	101,184

Oil & Gas — 0.1%
SandRidge Energy, Inc. 7.000% (d)	2,500	409,687

Savings & Loans — 0.1%
Omnicare Capital Trust II 4.000%	4,900	235,690

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $605,236)		856,946

PREFERRED STOCK — 1.3%
Auto Manufacturers — 0.4%
General Motors Co. 4.750%	17,600	857,824
Volkswagen AG 1.580%	6,818	1,405,702

		2,263,526

Banks — 0.2%
HSBC Holdings PLC 8.000%	15,000	407,850
Itau Unibanco Holding SA 3.000%	22,600	527,838
UBS AG 9.375%	15,650	418,950

		1,354,638

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	10,733	298,163

Electric — 0.1%
PPL Corp. 8.750%	7,300	400,843

Foods — 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.070%	24,944	1,153,180

Iron & Steel — 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A 4.940%	11,600	101,829

	Number of Shares	Value
Mining — 0.1%
Vale SA Class A 3.220%	38,000	$1,086,932

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500%	7,500	388,875

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	768,000

TOTAL PREFERRED STOCK (Cost $6,717,699)		7,815,986

TOTAL EQUITIES (Cost $335,966,112)		376,577,379

	Principal Amount
BONDS & NOTES — 26.8%

CORPORATE DEBT — 9.3%
Agriculture — 0.1%
Wilmar International Ltd., Convertible 0.000% 12/18/12	$400,000	509,400

Auto Manufacturers — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. (d) 8.000% 6/15/19	536,000	526,620
Chrysler Group LLC/CG Co-Issuer, Inc. (d) 8.250% 6/15/21	536,000	525,280
Hyundai Motor Manufacturing Czech (d) 4.500% 4/15/15	153,000	159,642

		1,211,542

Banks — 1.1%
BBVA Bancomer SA/Texas (d) 6.500% 3/10/21	536,000	546,720
Export-Import Bank of Korea 4.125% 9/09/15	1,000,000	1,041,130
Hana Bank (d) 4.500% 10/30/15	137,000	143,182
Korea Development Bank 4.375% 8/10/15	519,000	544,754
Kreditanstalt fuer Wiederaufbau, Convertible EUR (f) 3.250% 6/27/13	900,000	1,364,518
Lloyds TSB Bank PLC STEP GBP (f) 13.000% 1/29/49	565,000	1,156,167
The Mie Bank Ltd., Convertible JPY (f) 1.000% 10/31/11	5,000,000	61,991
Swedish Export Credit TRY (f) 10.500% 9/29/15	410,600	258,175
UBS AG/Stamford CT 4.875% 8/04/20	1,339,000	1,354,327

		6,470,964

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.3%
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	$579,000	$523,995
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	671,000	795,973
Gilead Sciences, Inc., Convertible (d) 1.625% 5/01/16	153,000	177,289

		1,497,257

Building Materials — 0.1%
Building Materials Corp. of America (d) 6.875% 8/15/18	114,000	116,280
Texas Industries, Inc. 9.250% 8/15/20	303,000	293,153

		409,433

Chemicals — 0.0%
CF Industries, Inc. 7.125% 5/01/20	167,000	194,346
Phibro Animal Health Corp. (d) 9.250% 7/01/18	54,000	56,970

		251,316

Coal — 0.2%
Bumi Investment Pte Ltd. (d) 10.750% 10/06/17	251,000	285,186
Consol Energy, Inc. 8.000% 4/01/17	775,000	844,750

		1,129,936

Commercial Services — 0.0%
Hertz Corp. (d) 7.500% 10/15/18	85,000	87,550

Computers — 0.2%
SanDisk Corp., Convertible 1.000% 5/15/13	1,126,000	1,087,998
SunGard Data Systems, Inc. 7.375% 11/15/18	222,000	222,000

		1,309,998

Cosmetics & Personal Care — 0.0%
Alberto-Culver Co. 5.150% 6/01/20	90,000	97,973

Diversified Financial — 0.6%
Ally Financial, Inc. 4.500% 2/11/14	947,000	947,000
Credit Suisse Group Guernsey I Ltd. (b) 7.875% 2/24/41	310,000	318,525
Credit Suisse/Nassau IDR (f) 10.250% 7/17/22	2,514,870,000	338,718
Ford Motor Credit Co. LLC 5.750% 2/01/21	312,000	311,616
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	123,313

	Principal Amount	Value
Ford Motor Credit Co. LLC 7.000% 4/15/15	$100,000	$108,016
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	224,897
HSBC Finance Corp. (d) 6.676% 1/15/21	110,000	112,861
Hyundai Capital Services, Inc. (d) 4.375% 7/27/16	200,000	205,085
Morgan Stanley 3.800% 4/29/16	181,000	178,898
TNK-BP Finance SA (d) 6.625% 3/20/17	486,000	526,629
TNK-BP Finance SA (d) 7.500% 7/18/16	200,000	227,500

		3,623,058

Electric — 0.2%
Calpine Corp. (d) 7.500% 2/15/21	80,000	81,600
Calpine Corp. (d) 7.875% 7/31/20	184,000	192,280
Empresa Distribuidora Y Comercializadora Norte (d) 9.750% 10/25/22	80,000	80,600
Korea Electric Power Corp. (b) 5.125% 4/23/34	508,000	536,238
Korea Electric Power Corp. STEP 7.950% 4/01/96	409,000	291,027
NRG Energy, Inc. 8.250% 9/01/20	109,000	111,180

		1,292,925

Electrical Components & Equipment — 0.3%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	325,000	438,750
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	577,680
Suzlon Energy Ltd., Convertible (Acquired 12/02/09, Cost $427,800) (g) 0.000% 7/25/14	465,000	409,200

		1,425,630

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.200% 5/01/15	167,000	173,599

Foods — 0.3%
Kraft Foods, Inc. 4.125% 2/09/16	398,000	425,580
Olam International Ltd., Convertible 6.000% 10/15/16	800,000	1,026,000

		1,451,580

Forest Products & Paper — 0.2%
Sino Forest Corp., Convertible (b) 5.000% 8/01/13	47,000	22,090

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sino-Forest Corp., Convertible (Acquired 12/02/19, Cost $782,690), Convertible (d) (g) 5.000% 8/01/13	$664,000	$312,080
TFS Corp. Ltd. (d) 11.000% 7/15/18	600,000	592,326

		926,496

Health Care – Products — 0.4%
DJO Finance LLC / DJO Finance Corp. (d) 9.750% 10/15/17	48,000	48,720
Fresenius Finance Jersey Ltd. EUR (f) 5.625% 8/14/11	500,000	1,049,908
Hologic, Inc. Convertible STEP 2.000% 12/15/37	1,023,000	1,168,777
Kinetic Concepts, Inc., Convertible (d) 3.250% 4/15/15	110,000	140,388
SonoSite, Inc., Convertible 3.750% 7/15/14	114,000	130,815

		2,538,608

Health Care – Services — 0.1%
DaVita, Inc. 6.375% 11/01/18	169,000	171,113
DaVita, Inc. 6.625% 11/01/20	150,000	152,625

		323,738

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (d) 4.625% 9/11/15	365,000	387,876
Hutchison Whampoa International Ltd. (b) 4.625% 9/11/15	565,000	602,211
Hutchison Whampoa International Ltd. (b) 6.250% 1/24/14	165,000	182,191
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (d) (g) 5.500% 11/13/14	618,000	636,540

		1,808,818

Investment Companies — 0.0%
Hongkong Land CB Ltd., Convertible (b) 2.750% 12/21/12	100,000	184,500

Iron & Steel — 0.1%
Evraz Group SA (b) 8.250% 11/10/15	100,000	111,438
Evraz Group SA (d) 9.500% 4/24/18	200,000	230,500
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	360,000

		701,938

Media — 0.0%
Ono Finance II PLC (d) 10.875% 7/15/19	153,000	162,945

	Principal Amount	Value
Mining — 0.0%
Anglo American PLC, Convertible (b) 4.000% 5/07/14	$100,000	$183,225

Multi-National — 0.1%
European Investment Bank EUR (f) 3.625% 10/15/11	187,000	272,884
European Investment Bank EUR (f) 4.375% 4/15/13	333,000	503,196

		776,080

Oil & Gas — 1.2%
BP Capital Markets PLC 3.125% 10/01/15	209,000	214,579
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	674,000	709,385
China Petroleum & Chemical Corp., Convertible HKD (f) 0.000% 4/24/14	5,300,000	781,545
Daylight Energy Ltd., Convertible CAD (f) 6.250% 12/31/14	232,000	250,775
Essar Energy PLC, Convertible 4.250% 2/01/16	500,000	460,400
Linn Energy LLC/Linn Energy Finance Corp. (d) 7.750% 2/01/21	339,000	352,560
McMoRan Exploration Co., Convertible (d) 5.250% 10/06/11	83,000	97,318
McMoRan Exploration Co., Convertible 5.250% 10/06/11	146,000	171,185
OGX Petroleo e Gas Participacoes SA (d) 8.500% 6/01/18	850,000	874,225
Pemex Project Funding Master Trust 6.625% 6/15/35	376,000	396,313
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	900,000	850,500
Petroleos Mexicanos 6.000% 3/05/20	621,000	681,548
Petroleum Co. of Trinidad & Tobago Ltd. (d) 9.750% 8/14/19	130,000	156,975
Reliance Holdings USA, Inc. (d) 4.500% 10/19/20	323,000	301,785
SM Energy Co., Convertible 3.500% 4/01/27	292,000	411,720

		6,710,813

Oil & Gas Services — 0.0%
Acergy SA, Convertible 2.250% 10/11/13	100,000	122,050

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	61,215

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.3%
Hypermarcas SA (d) 6.500% 4/20/21	$213,000	$212,734
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	229,000	450,271
Mylan, Inc., Convertible 1.250% 3/15/12	419,000	466,138
Omnicare, Inc., Convertible 3.750% 12/15/25	554,000	738,897
Valeant Pharmaceuticals International (d) 6.750% 10/01/17	113,000	110,740

		1,978,780

Real Estate — 1.0%
CapitaLand Ltd., Convertible SGD (f) 2.100% 11/15/16	750,000	604,443
CapitaLand Ltd., Convertible SGD (f) 2.950% 6/20/22	1,750,000	1,355,278
CapitaLand Ltd., Convertible SGD (f) 3.125% 3/05/18	1,750,000	1,500,719
Keppel Land Ltd., Convertible SGD (f) 2.500% 6/23/13	200,000	163,051
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (b) (d) (g) 7.500% 12/20/15	500,000	522,000
Yanlord Land Group Ltd. (d) 9.500% 5/04/17	377,000	384,540
Yanlord Land Group Ltd., Convertible SGD (f) 5.850% 7/13/14	750,000	617,978
Ying Li International Real Estate Ltd., Convertible SGD (f) 4.000% 3/03/15	750,000	537,328

		5,685,337

Savings & Loans — 0.9%
Aldar Funding Ltd., Convertible 5.767% 11/10/11	223,000	224,044
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,495,050
IOI Capital Bhd, Convertible 0.000% 12/18/11	449,000	587,965
Odebrecht Drilling Norbe VIII/IX Ltd. (d) 6.350% 6/30/21	440,000	464,200
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	297,750
Zeus Cayman, Convertible JPY (f) 0.000% 8/19/13	106,000,000	1,329,691

		5,398,700

Semiconductors — 0.5%
Advanced Micro Devices, Inc. 8.125% 12/15/17	142,000	148,390
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	1,123,000	1,138,441
Intel Corp., Convertible 2.950% 12/15/35	435,000	449,681

	Principal Amount	Value
Intel Corp., Convertible (d) 3.250% 8/01/39	$889,000	$1,084,580
Lam Research Corp., Convertible (d) 1.250% 5/15/18	86,000	85,355

		2,906,447

Telecommunications — 0.4%
EH Holding Corp. (d) 6.500% 6/15/19	56,000	56,980
EH Holding Corp. (d) 7.625% 6/15/21	103,000	105,060
Intelsat Jackson Holdings SA (d) 7.500% 4/01/21	442,000	439,237
Reliance Communications Ltd., Convertible 0.000% 3/01/12	800,000	936,000
SBA Communications Corp., Convertible 1.875% 5/01/13	281,000	308,749
SBA Communications Corp., Convertible 4.000% 10/01/14	233,000	326,783

		2,172,809

Transportation — 0.2%
Inversiones Alsacia SA (d) 8.000% 8/18/18	566,000	532,674
Nagoya Railroad Co. Ltd., Convertible JPY (f) 0.000% 3/30/12	2,000,000	24,731
Viterra, Inc. (d) 5.950% 8/01/20	382,000	388,455

		945,860

TOTAL CORPORATE DEBT (Cost $51,442,131)		54,530,520

BANK LOANS — 0.5%
Diversified Financial — 0.0%
Capsugel Unsecured Bridge Term Loan FRN 1.000% 4/05/12	310,000	-

Mining — 0.1%
PT Multi Daerah Bersaing Term Loan FRN 7.308% 4/13/12	366,106	367,204

Oil & Gas — 0.3%
Globalspace Energy Corp. Term Loan FRN 1.000% 12/01/15	462,000	462,000
Obsidian Natural Gas Trust Term Loan FRN (Acquired 3/14/11, Cost $1,412,369) (g) 7.000% 11/02/15	1,308,990	1,322,079

		1,784,079

Telecommunications — 0.1%
Vodafone Americas Finance 2, Inc. Term Loan FRN 1.000% 8/11/15	440,000	453,200

TOTAL BANK LOANS (Cost $2,560,189)		2,604,483

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Commercial MBS — 0.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (d) 1.937% 11/15/15	$1,396,449	$1,295,542

Other ABS — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB 12/15/17	100,000	56,000

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,239,800)		1,351,542

SOVEREIGN DEBT OBLIGATIONS — 9.1%
Australia Government Bond AUD (f) 5.500% 12/15/13	1,600,000	1,746,694
Bank Negara Malaysia Monetary Notes MYR (f) 0.010% 9/15/11	5,438,000	1,791,078
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 5/15/15	1,187,000	1,524,626
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	4,815,000	2,545,926
Bundesrepublik Deutschland EUR (f) 3.500% 7/04/19	3,354,000	5,105,533
Canadian Government Bond CAD (f) 3.500% 6/01/20	792,000	851,923
Canadian Government Bond CAD (f) 4.000% 6/01/16	645,000	720,592
Deutsche Bundesrepublik Inflation Linked EUR (f) 1.500% 4/15/16	386,627	583,094
Federal Republic of Germany (d) 1.500% 9/21/12	1,581,000	1,604,484
Federal Republic of Germany (b) 1.500% 9/21/12	50,000	50,743
Hong Kong Government Bond HKD (f) 1.670% 3/24/14	1,800,000	238,548
Hong Kong Government Bond HKD (f) 2.030% 3/18/13	11,800,000	1,561,143
Hong Kong Government Bond HKD (f) 4.130% 2/22/13	3,700,000	505,724
Korea Development Bank 4.000% 9/09/16	596,000	609,489
Malaysia Government Bond MYR (f) 2.509% 8/27/12	7,145,000	2,355,474
Malaysia Government Bond MYR (f) 3.461% 7/31/13	4,116,000	1,371,467
Malaysia Government Bond MYR (f) 3.833% 9/28/11	908,000	301,815

	Principal Amount	Value
Mexico Cetes MXN (f) 0.010% 9/08/11	$9,129,900	$773,191
Mexico Cetes MXN (f) 0.010% 9/22/11	13,360,060	1,129,212
Mexico Cetes MXN (f) 4.459% 8/11/11	9,348,440	794,377
Mexico Cetes MXN (f) 9.785% 8/11/11	9,378,280	796,919
Mexico Cetes MXN (f) 9.791% 8/11/11	4,674,220	397,199
Netherlands Government Bond EUR (f) 3.750% 7/15/14	312,000	475,702
New Zealand Government Bond NZD (f) 6.492% 2/15/16	226,000	301,851
Poland Government Bond PLN (f) 3.000% 8/24/16	2,310,896	871,599
Republic of Brazil BRL (f) 10.000% 1/01/17	8,742,000	5,078,359
Republic of Germany EUR (f) 4.250% 7/04/17	4,216,000	6,702,593
Socialist Republic of Vietnam (b) 6.750% 1/29/20	100,000	104,000
Turkey Government Bond TRY (f) 4.000% 4/01/20	578,000	390,497
Turkey Government Bond TRY (f) 10.000% 1/09/13	277,000	173,232
Turkey Government Bond TRY (f) 10.500% 1/15/20	2,218,000	1,452,701
Ukraine Government Bond (d) 6.875% 9/23/15	113,000	116,673
Ukraine Government Bond (d) 7.750% 9/23/20	301,000	312,288
United Kingdom Gilt GBP (f) 4.000% 9/07/16	1,765,000	3,080,065
United Kingdom Gilt GBP (f) 4.750% 3/07/20	3,691,170	6,596,715
Vietnam Government International Bond (b) 6.750% 1/29/20	100,000	104,000

		53,119,526

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $51,985,320)		53,119,526

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds & Notes — 7.7%
U.S. Treasury Inflation Index 2.375% 1/15/27	1,011,537	1,154,414
U.S. Treasury Note 2.250% 1/31/15	5,766,000	6,000,469
U.S. Treasury Note 2.250% 3/31/16	5,705,300	5,867,322

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.375% 2/28/15	$4,325,000	$4,518,611
U.S. Treasury Note 2.500% 3/31/15	4,993,000	5,238,554
U.S. Treasury Note 2.625% 12/31/14	4,417,700	4,657,222
U.S. Treasury Note 2.625% 8/15/20	7,804,000	7,554,942
U.S. Treasury Note (h) 3.500% 5/15/20	9,462,600	9,879,916

		44,871,450

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,265,931)		44,871,450

TOTAL BONDS & NOTES (Cost $151,493,371)		156,477,521

	Number of Shares
MUTUAL FUNDS — 3.2%
Diversified Financial — 3.2%
BlackRock Liquidity Funds TempFund Portfolio	240,527	240,527
Consumer Staples Select Sector SPDR Fund	16,801	524,695
Dragon Capital - Vietnam Enterprise Investments Ltd. (a)	36,880	79,292
Energy Select Sector SPDR Fund	42,951	3,236,358
Health Care Select Sector SPDR Fund	17,420	618,758
iShares Dow Jones US Telecommunications Sector Index Fund	9,117	227,013
Market Vectors - Gold Miners ETF	230,905	12,605,104
Technology Select Sector SPDR Fund	27,700	711,890
Utilities Select Sector SPDR Fund	2,000	66,960
Vanguard Telecommunication Services ETF	300	21,378
Vinaland Ltd. (a)	190,740	148,286

		18,480,261

TOTAL MUTUAL FUNDS (Cost $16,455,680)		18,480,261

	Units
PURCHASED OPTIONS — 0.2%
Diversified Financial — 0.2%
JP Morgan Chase & Co., Call, Expires 8/20/11, Strike 43.00	14,100	8,601

	Units	Value
Market Vectors ETF TR Flex, Put, Expires 8/18/11, Strike 52.00	20,000	$26,211
Market Vectors Gold Miners, Put, Expires 7/16/11, Strike 48.00	12,000	600
Market Vectors Gold Miners, Put, Expires 9/17/11, Strike 50.00	21,000	25,620
Market Vectors Gold Miners, Put, Expires 9/17/11, Strike 56.00	23,000	81,650
Market Vectors Gold Miners, Put, Expires 1/21/12, Strike 50.00	37,000	112,850
Market Vectors Gold Miners, Put, Expires 12/17/11, Strike 50.00	20,000	50,800
MXEUG Index, Call, Expires 6/15/12, Strike 102.9	6,006	40,949
MXEUG Index, Call, Expires 6/15/12, Strike 104.71	12,845	71,290
S&P 500 Index, Put, Expires 7/16/11, Strike 1,260.00	20,500	51,250
S&P 500 Index, Put, Expires 8/20/11, Strike 1,260.00	13,000	169,650
S&P 500 Index, Put, Expires 8/20/11, Strike 1,275.00	4,300	66,650
S&P 500 Index, Put, Expires 9/17/11, Strike 1,250.00	16,500	297,000
Taiwan TWSE Index, Call, Expires 3/20/13, Strike 8,818.93	1,830	42,758
Taiwan TWSE Index, Call, Expires 6/19/13, Strike 8,807.55	1,845	40,709
Taiwan TWSE Index, Call, Expires 9/18/13, Strike 8,646.24	1,564	29,384
Taiwan TWSE Index, Call, Expires 9/18/13, Strike 8,807.55	922	18,400
Taiwan TWSE Index, Call, Expires 9/19/12, Strike 9,041.74	1,837	21,934
Taiwan TWSE Index, Call, Expires 9/19/12, Strike 9,047.46	2,692	38,310
Taiwan TWSE Index, Call, Expires 12/18/13, Strike 8,646.11	3,125	62,645
USD Call Euro Put, Call, Expires 9/30/11, Strike 1.34	5,673,000	37,555
Wells Fargo & Co., Call, Expires 10/22/11 Strike 28.00	22,000	38,280

		1,333,096

Foods — 0.0%
General Mills, Inc., Call, Expires 07/16/11, Strike 38.00	7,200	720

TOTAL PURCHASED OPTIONS (Cost $2,747,041)		1,333,816

STRUCTURED OPTIONS (OVER THE COUNTER TRADED) — 0.0%
Diversified Financial — 0.0%
Brazil Bovespa, Expires 10/13/11, Broker Goldman Sachs (i)	22	42,060
DJ Euro Stoxx 50, Expires 4/04/12, Broker Credit Suisse International (j)	640	(26,069)

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Units	Value
DJ Euro Stoxx 50, Expires 6/15/12, Broker JP Morgan Chase Bank NA (k)	292	$(29,732)
DJ Euro Stoxx 50, Expires 7/07/11, Broker Credit Suisse International (l)	390	1,032
DJ Euro Stoxx 50, Expires 12/16/11, Broker UBS AG (m)	293	149
iShares Russell 2000 Index, Expires 10/12/11, Broker Goldman Sachs (n)	13,390	4,419
S&P 500 Index, Expires 3/16/12, Broker JP Morgan Chase Bank NA (o)	1,461	16,292
S&P 500 Index, Expires 10/10/11, Broker Citibank NA (p)	442	4,827
Taiwan Taiex Index , Expires 12/21/11, Broker Citibank NA (q)	2,765	(25,969)
Taiwan Taiex Index, Expires 12/19/11, Broker Citibank NA (r)	1,731	3,171
Taiwan Taiex Index, Expires 12/19/12, Broker Citibank NA (s)	1,945	(3,955)

		(13,775)

TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $(11,481))		(13,775)

WARRANTS — 0.0%
Auto Manufacturers — 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	234,595

Banks — 0.0%
Bank of America Corp., Expires 1/16/19, Strike 13.30 (a)	22,509	124,700
Insurance — 0.0%
Citigroup, Inc., Expires 10/18/28, Strike 0.19 (a)	17,173	1,975

Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	8,747

TOTAL WARRANTS (Cost $449,638)		370,017

TOTAL LONG-TERM INVESTMENTS (Cost $507,100,361)		553,225,219

	Principal Amount

SHORT-TERM INVESTMENTS — 5.3%
U.S. Treasury Bills — 5.3%
U.S. Treasury Bill 0.010% 8/25/11	$1,000,000	999,949

	Principal Amount	Value
U.S. Treasury Bill 0.010% 9/01/11	$13,760,000	$13,758,614
U.S. Treasury Bill 0.010% 9/08/11	10,625,000	10,624,267
U.S. Treasury Bill 0.010% 9/15/11	820,000	819,942
U.S. Treasury Bill 0.010% 9/22/11	3,500,000	3,499,637
U.S. Treasury Bill 0.010% 9/29/11	1,160,000	1,159,955

		30,862,364

TOTAL SHORT-TERM INVESTMENTS (Cost $30,862,364)		30,862,364

TOTAL INVESTMENTS — 100.0% (Cost $537,962,725) (t)		584,087,583

Other Assets/(Liabilities) — 0.0%		36,326

NET ASSETS — 100.0%		$584,123,909

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $6,138,006 or 1.05% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $17,095,283 or 2.93% of net assets.
(e)	These securities are held as collateral for written options. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $3,201,899 or 0.55% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Goldman Sachs Bovespa Structured Option is issued in units. Each unit represents a structure based on the Bovespa Index. Each unit contains (a) one written put option on the index at a strike price of 53,246, (b) one written call option on the index with a strike of 75,043 and (c) one put option on the index at a strike price of 63,229. The Fund holds 22 units of the structure. On June 30, 2011, the Bovespa Index was 62,127. At this time, the value of the structured option was $42,060 based on a price of $1,911.80 per unit. The option expires on October 13, 2011.
(j)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,958.17. Each unit contains (a) one written put on the index at a strike price of 2,662.353, (b) one written call on the index at a strike price of 3,401.89 and (c) one call on the index at a strike price of 2,958.17. The Fund holds 640 units of the structure. On June 30, 2011, the EuroStoxx 50 Index was 2,848.53. At this time, the value of the structured option was $(26,069) based on a price of $(40.73) per unit. The option expires on April 4, 2012.
(k)	JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 3,011.25. Each unit contains (a) one written put on the index at a strike price of 2,747.77 and (b) one call on the index at a strike price of 3,011.25. The Fund holds 292 units of the structure. On June 30, 2011, the EuroStoxx 50 Index was 2,848.53. At this time, the value of the structured option was $(29,732) based on a price of $(101.82) per unit. The option expires on June 15, 2012.
(l)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,803.75. Each unit contains (a) one written put on the index at a strike price of 2,523.37 and (b) one call option on the index with a strike of 2,943.93. The Fund holds 390 units of the structure. On June 30, 2011, the EuroStoxx 50 Index was 2,848.53. At this time, the value of the structured option was $1,032 based on a price of $2.65 per unit. The option expires on July 7, 2011
(m)	UBS DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,901.28. Each unit contains (a) one written put on the index at a strike price of 2,437.08 and (b) one call option on the index with a strike of
3,069.55. The Fund holds 293 units of the structure. On June 30, 2011, the EuroStoxx 50 Index was 2,848.53. At this time, the value of the structured option was $149 based on a price of $0.51 per unit. The option expires on December 16, 2011.
(n)	Goldman Sachs iShares Russell 2000 Index Fund Structured Option is issued in units. Each unit represents a structure based on the iShares Russell 2000 Index Fund. Each unit contains (a) one written put option on the index at a strike price of 65.72, (b) one written call option on the index with a strike of 87.28 and (c) one put option on the index at a strike price of 78.04. The Fund holds 13,390 units of the structure. On June 30, 2011, the iShares Russell 2000 Index Fund price was 82.80. At this time, the value of the structured option was $4,419 based on a price of $0.33 per unit. The option expires on October 12, 2011.
(o)	JP Morgan S&P 500 Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index, with an initial reference strike of 1,300.35. Each unit contains (a) one written put on the index at a strike price of 1,131.30 and (b) one call option on the index with a strike of 1,379.67. The Fund holds 1,461 units of the structure. On June 30, 2011, the S&P 500 Index was 1,320.64. At this time, the value of the structured option was $16,292 based on a price of $ 11.15 per unit. The option expires on March 16, 2012.
(p)	Citigroup S&P 500 Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index. Each unit contains (a) one written put on the index at a strike price of 1,130.08, (b) one written call option on the index with a strike of 1,403.95 and (c) one put on the index at a strike price of 1,263.03. The Fund holds 442 units of the structure. On June 30, 2011, the S&P 500 Index was 1,320.64. At this time, the value of the structured option was $4,827 based on a price of $ 10.92 per unit. The option expires on October 10, 2011.
(q)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400 and (b) 1.35 call options on the index with a strike of 9,000. The Fund holds 2,765 units of the structure. On June 30, 2011, the Taiex Index was 8,652.59. At this time, the value of the structured option was $(25,969) based on a price of $(9.39) per unit. The option expires on December 21, 2011.
(r)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 243.40 and (b) 1.35 call options on the index with a strike of 290.80. The Fund holds 1,731 units of the structure. On June 30, 2011, the Taiex Index was 8,652.59. At this time, the value of the structured option was $3,171 based on a price of $1.83 per unit. The option expires on December 19, 2012.
(s)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 7,345.41 and (b) 1.45 call options on the index with a strike of 8,775.88. The Fund holds 1,945 units of the structure. On June 30, 2011, the Taiex Index was 8,652.59. At this time, the value of the structured option was $(3,955) based on a price of $(2.03) per unit. The option expires on December 19, 2012.
(t)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Advertising — 0.7%
Omnicom Group, Inc.	44,229	$2,130,069

Aerospace & Defense — 2.6%
General Dynamics Corp.	10,800	804,816
L-3 Communications Holdings, Inc.	2,300	201,135
Lockheed Martin Corp.	7,700	623,469
Northrop Grumman Corp.	48,073	3,333,862
Raytheon Co.	7,900	393,815
Spirit AeroSystems Holdings, Inc. Class A (a)	3,900	85,800
United Technologies Corp.	27,800	2,460,578

		7,903,475

Agriculture — 1.6%
Altria Group, Inc.	47,100	1,243,911
Lorillard, Inc.	4,500	489,915
Philip Morris International, Inc.	37,700	2,517,229
Reynolds American, Inc.	16,600	615,030

		4,866,085

Apparel — 0.1%
VF Corp.	3,400	369,104

Auto Manufacturers — 0.5%
General Motors Co. (a)	50,910	1,545,628

Automotive & Parts — 0.8%
The Goodyear Tire & Rubber Co. (a)	52,694	883,678
Johnson Controls, Inc.	39,959	1,664,692

		2,548,370

Banks — 7.2%
Bank of America Corp.	189,017	2,071,626
Bank of New York Mellon Corp.	61,542	1,576,706
BB&T Corp.	16,500	442,860
BOK Financial Corp.	1,700	93,109
Capital One Financial Corp.	11,000	568,370
Commerce Bancshares, Inc.	2,100	90,300
Fifth Third Bancorp	147,851	1,885,100
PNC Financial Services Group, Inc.	55,323	3,297,804
State Street Corp.	66,295	2,989,242
U.S. Bancorp	116,051	2,960,461
Wells Fargo & Co.	205,468	5,765,432

		21,741,010

Beverages — 1.9%
Coca-Cola Enterprises, Inc.	80,946	2,362,004
Constellation Brands, Inc. Class A (a)	6,000	124,920
Dr. Pepper Snapple Group, Inc.	4,900	205,457
PepsiCo, Inc.	40,899	2,880,517

		5,572,898

	Number of Shares	Value
Biotechnology — 1.0%
Amgen, Inc. (a)	49,093	$2,864,576

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,800	104,580

Chemicals — 1.3%
Air Products & Chemicals, Inc.	19,210	1,836,092
Albemarle Corp.	2,000	138,400
Ashland, Inc.	1,700	109,854
E.I. du Pont de Nemours & Co.	17,000	918,850
Eastman Chemical Co.	1,700	173,519
FMC Corp.	2,600	223,652
PPG Industries, Inc.	3,500	317,765
RPM International, Inc.	5,200	119,704
The Valspar Corp.	2,700	97,362

		3,935,198

Coal — 0.4%
CONSOL Energy, Inc.	24,139	1,170,259

Commercial Services — 0.6%
Alliance Data Systems Corp. (a)	1,300	122,291
DeVry, Inc.	1,500	88,695
Donnelley (R.R.) & Sons Co.	4,600	90,206
H&R Block, Inc.	6,800	109,072
McKesson Corp.	12,000	1,003,800
Quanta Services, Inc. (a)	4,500	90,900
Western Union Co.	13,900	278,417

		1,783,381

Computers — 1.8%
Dell, Inc. (a)	41,000	683,470
International Business Machines Corp.	26,900	4,614,695
Seagate Technology PLC	5,500	88,880

		5,387,045

Distribution & Wholesale — 0.1%
Genuine Parts Co.	1,900	103,360
Ingram Micro, Inc. Class A (a)	5,600	101,584

		204,944

Diversified Financial — 7.3%
American Express Co.	25,300	1,308,010
Ameriprise Financial, Inc.	45,580	2,629,055
BlackRock, Inc.	1,800	345,258
CIT Group, Inc. (a)	4,800	212,448
Citigroup, Inc.	67,999	2,831,478
Discover Financial Services	101,816	2,723,578
Franklin Resources, Inc.	4,900	643,321
JP Morgan Chase & Co.	214,133	8,766,605
Legg Mason, Inc.	61,458	2,013,364
The NASDAQ OMX Group, Inc. (a)	4,500	113,850
Raymond James Financial, Inc.	5,100	163,965

		21,750,932

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric — 4.3%
The AES Corp. (a)	17,200	$219,128
Alliant Energy Corp.	2,800	113,848
Ameren Corp.	5,100	147,084
American Electric Power Co., Inc.	10,100	380,568
Calpine Corp. (a)	138,362	2,231,779
Consolidated Edison, Inc.	6,700	356,708
Dominion Resources, Inc.	13,200	637,164
DTE Energy Co.	6,000	300,120
Duke Energy Corp.	33,500	630,805
Edison International	54,846	2,125,282
Integrys Energy Group, Inc.	2,000	103,680
MDU Resources Group, Inc.	4,200	94,500
NextEra Energy, Inc.	8,100	465,426
NRG Energy, Inc. (a)	5,300	130,274
NV Energy, Inc.	9,600	147,360
OGE Energy Corp.	2,900	145,928
Pepco Holdings, Inc.	4,800	94,224
PPL Corp.	86,785	2,415,227
Public Service Enterprise Group, Inc.	52,771	1,722,445
SCANA Corp.	2,700	106,299
TECO Energy, Inc.	5,800	109,562
Westar Energy, Inc.	3,200	86,112
Wisconsin Energy Corp.	5,200	163,020

		12,926,543

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. (a)	1,600	115,776
Hubbell, Inc. Class B	1,300	84,435
Molex, Inc.	3,600	92,772

		292,983

Electronics — 0.1%
Arrow Electronics, Inc. (a)	4,800	199,200
Avnet, Inc. (a)	6,100	194,468

		393,668

Engineering & Construction — 1.1%
ABB Ltd. Sponsored ADR (Switzerland) (a)	70,236	1,822,624
Foster Wheeler AG (a)	40,047	1,216,628
KBR, Inc.	3,500	131,915
URS Corp. (a)	1,700	76,058

		3,247,225

Environmental Controls — 0.0%
Nalco Holding Co.	3,000	83,430

Foods — 2.3%
ConAgra Foods, Inc.	9,100	234,871
Corn Products International, Inc.	2,500	138,200
General Mills, Inc.	15,100	562,022
Hormel Foods Corp.	7,300	217,613
The J.M. Smucker Co.	3,200	244,608
Kellogg Co.	45,519	2,518,111

	Number of Shares	Value
The Kroger Co.	14,200	$352,160
Safeway, Inc.	7,700	179,949
Sara Lee Corp.	89,172	1,693,376
Smithfield Foods, Inc. (a)	3,700	80,919
Sysco Corp.	13,000	405,340
Tyson Foods, Inc. Class A	8,500	165,070

		6,792,239

Forest Products & Paper — 1.1%
AbitibiBowater, Inc. (a)	34,782	706,075
Domtar Corp.	1,200	113,664
International Paper Co.	9,800	292,236
MeadWestvaco Corp.	6,800	226,508
Weyerhaeuser Co.	86,627	1,893,666

		3,232,149

Gas — 0.2%
Atmos Energy Corp.	2,700	89,775
Energen Corp.	2,800	158,200
NiSource, Inc.	6,200	125,550
Sempra Energy	5,000	264,400
UGI Corp.	2,400	76,536

		714,461

Hand & Machine Tools — 0.6%
Kennametal, Inc.	1,600	67,536
Stanley Black & Decker, Inc.	22,596	1,628,042

		1,695,578

Health Care – Products — 4.0%
Alere, Inc. (a)	33,206	1,216,004
Baxter International, Inc.	12,600	752,094
Becton, Dickinson & Co.	5,400	465,318
Boston Scientific Corp. (a)	34,300	237,013
Covidien PLC	58,602	3,119,384
Johnson & Johnson	34,300	2,281,636
Kinetic Concepts, Inc. (a)	2,100	121,023
Medtronic, Inc.	71,071	2,738,366
St. Jude Medical, Inc.	7,300	348,064
Zimmer Holdings, Inc. (a)	9,200	581,440

		11,860,342

Health Care – Services — 3.3%
Aetna, Inc.	12,100	533,489
AMERIGROUP Corp. (a)	1,100	77,517
CIGNA Corp.	8,100	416,583
Coventry Health Care, Inc. (a)	4,100	149,527
HCA Holdings, Inc. (a)	49,995	1,649,835
Health Net, Inc. (a)	2,700	86,643
Humana, Inc.	5,000	402,700
Laboratory Corporation of America Holdings (a)	3,300	319,407
Lincare Holdings, Inc.	1,400	40,978
MEDNAX, Inc. (a)	600	43,314
Quest Diagnostics, Inc.	3,800	224,580

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	91,501	$4,719,622
WellPoint, Inc.	17,300	1,362,721

		10,026,916

Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,900	201,190

Home Builders — 0.1%
D.R. Horton, Inc.	7,400	85,248
Lennar Corp. Class A	3,700	67,155
Toll Brothers, Inc. (a)	4,300	89,182

		241,585

Household Products — 0.1%
Avery Dennison Corp.	2,300	88,849
The Scotts Miracle-Gro Co. Class A	1,400	71,834
Tupperware Brands Corp.	1,700	114,665

		275,348

Housewares — 0.5%
Newell Rubbermaid, Inc.	86,083	1,358,390

Insurance — 4.8%
ACE Ltd.	8,100	533,142
Alleghany Corp. (a)	200	66,622
American Financial Group, Inc.	6,200	221,278
Arch Capital Group Ltd. (a)	10,200	325,584
The Chubb Corp.	18,000	1,126,980
Everest Re Group Ltd.	1,400	114,450
The Hartford Financial Services Group, Inc.	10,600	279,522
HCC Insurance Holdings, Inc.	3,900	122,850
Loews Corp.	25,900	1,090,131
Markel Corp. (a)	500	198,405
MetLife, Inc.	56,434	2,475,760
Principal Financial Group, Inc.	7,600	231,192
The Progressive Corp.	38,100	814,578
Reinsurance Group of America, Inc. Class A	2,300	139,978
RenaissanceRe Holdings Ltd.	3,300	230,835
Torchmark Corp.	4,600	295,044
The Travelers Cos., Inc.	49,558	2,893,196
Unum Group	104,022	2,650,480
Validus Holdings Ltd.	2,400	74,280
W.R. Berkley Corp.	5,000	162,200
XL Group PLC	10,700	235,186

		14,281,693

Internet — 1.2%
AOL, Inc. (a)	59,359	1,178,869
eBay, Inc. (a)	66,840	2,156,927
IAC/InterActiveCorp (a)	5,700	217,569

		3,553,365

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.	2,100	104,265

	Number of Shares	Value
Steel Dynamics, Inc.	4,700	$76,375

		180,640

Leisure Time — 0.4%
Carnival Corp.	29,900	1,125,137
Royal Caribbean Cruises Ltd. (a)	5,800	218,312

		1,343,449

Lodging — 0.2%
Hyatt Hotels Corp. Class A (a)	3,800	155,116
Wyndham Worldwide Corp.	13,900	467,735

		622,851

Machinery – Construction & Mining — 0.0%
Terex Corp. (a)	2,200	62,590

Machinery – Diversified — 0.5%
AGCO Corp. (a)	2,500	123,400
Cummins, Inc.	4,400	455,356
Deere & Co.	9,300	766,785
Flowserve Corp.	1,700	186,813

		1,532,354

Manufacturing — 5.9%
3M Co.	15,800	1,498,630
General Electric Co.	515,652	9,725,197
Harsco Corp.	36,065	1,175,719
Honeywell International, Inc.	38,394	2,287,899
Illinois Tool Works, Inc.	6,000	338,940
ITT Corp.	5,000	294,650
Parker Hannifin Corp.	3,600	323,064
Siemens AG Sponsored ADR (Germany)	11,865	1,631,793
Tyco International Ltd.	10,400	514,072

		17,789,964

Media — 5.5%
CBS Corp. Class B	115,267	3,283,957
Comcast Corp. Class A	213,119	5,400,435
DIRECTV Class A (a)	30,244	1,537,000
DISH Network Corp. Class A (a)	9,400	288,298
Gannett Co., Inc.	5,200	74,464
News Corp. Class A	60,800	1,076,160
Time Warner, Inc.	40,800	1,483,896
Viacom, Inc. Class B	64,359	3,282,309
The Washington Post Co. Class B	200	83,790

		16,510,309

Metal Fabricate & Hardware — 0.0%
The Timken Co.	2,000	100,800

Mining — 0.4%
Vulcan Materials Co.	34,402	1,325,509

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	4,300	98,857

Oil & Gas — 9.0%
Chesapeake Energy Corp.	14,400	427,536

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	87,569	$9,005,596
ConocoPhillips	44,000	3,308,360
Devon Energy Corp.	9,400	740,814
Exxon Mobil Corp.	53,165	4,326,568
Hess Corp.	47,740	3,569,042
Marathon Oil Corp.	15,700	827,076
Murphy Oil Corp.	3,900	256,074
Nabors Industries Ltd. (a)	6,300	155,232
Newfield Exploration Co. (a)	2,900	197,258
Occidental Petroleum Corp.	16,300	1,695,852
Patterson-UTI Energy, Inc.	3,200	101,152
Plains Exploration & Production Co. (a)	3,000	114,360
SM Energy Co.	24,033	1,765,945
Sunoco, Inc.	2,400	100,104
Valero Energy Corp.	12,600	322,182

		26,913,151

Oil & Gas Services — 1.3%
Schlumberger Ltd.	40,979	3,540,586
Tidewater, Inc.	1,100	59,191
Weatherford International Ltd. (a)	16,600	311,250

		3,911,027

Packaging & Containers — 0.3%
Ball Corp.	8,100	311,526
Bemis Co., Inc.	2,300	77,694
Crown Holdings, Inc. (a)	4,100	159,162
Sealed Air Corp.	6,400	152,256
Sonoco Products Co.	2,600	92,404

		793,042

Pharmaceuticals — 6.4%
Abbott Laboratories	25,300	1,331,286
Bristol-Myers Squibb Co.	118,943	3,444,589
Eli Lilly & Co.	23,000	863,190
Endo Pharmaceuticals Holdings, Inc. (a)	4,700	188,799
Forest Laboratories, Inc. (a)	12,800	503,552
Gilead Sciences, Inc. (a)	17,300	716,393
Merck & Co., Inc.	79,043	2,789,428
Omnicare, Inc.	2,500	79,725
Pfizer, Inc.	316,514	6,520,188
Sanofi ADR (France)	67,432	2,708,744
Warner Chilcott PLC Class A	5,400	130,302

		19,276,196

Pipelines — 1.1%
El Paso Corp.	157,830	3,188,166

Retail — 4.5%
Advance Auto Parts, Inc.	1,700	99,433
AutoZone, Inc. (a)	1,000	294,850
Big Lots, Inc. (a)	1,600	53,040
CVS Caremark Corp.	92,661	3,482,200

	Number of Shares	Value
Darden Restaurants, Inc.	3,900	$194,064
Foot Locker, Inc.	3,300	78,408
GameStop Corp. Class A (a)	3,300	88,011
The Gap, Inc.	74,549	1,349,337
Guess?, Inc.	2,100	88,326
J.C. Penney Co., Inc.	5,000	172,700
Kohl’s Corp.	6,800	340,068
Lowe’s Cos., Inc.	68,328	1,592,726
Macy’s, Inc.	22,700	663,748
Nordstrom, Inc.	4,900	230,006
Ross Stores, Inc.	3,300	264,396
Sears Holdings Corp. (a)	1,300	92,872
Signet Jewelers Ltd. (a)	2,000	93,620
The TJX Cos., Inc.	11,900	625,107
Wal-Mart Stores, Inc.	70,800	3,762,312

		13,565,224

Semiconductors — 2.2%
Analog Devices, Inc.	6,700	262,238
Applied Materials, Inc.	173,223	2,253,631
Intel Corp.	118,600	2,628,176
KLA-Tencor Corp.	3,800	153,824
Lam Research Corp. (a)	2,800	123,984
Texas Instruments, Inc.	26,500	869,995
Xilinx, Inc.	5,900	215,173

		6,507,021

Software — 1.8%
CA, Inc.	21,800	497,912
Dun & Bradstreet Corp.	1,100	83,094
Fidelity National Information Services, Inc.	6,700	206,293
Fiserv, Inc. (a)	3,400	212,942
Microsoft Corp.	62,821	1,633,346
Oracle Corp.	85,523	2,814,562

		5,448,149

Telecommunications — 5.5%
Alcatel-Lucent Sponsored ADR (France) (a)	219,212	1,264,853
AT&T, Inc.	253,490	7,962,121
CenturyLink, Inc.	56,547	2,286,195
Cisco Systems, Inc.	97,724	1,525,472
Corning, Inc.	44,500	807,675
Harris Corp.	3,500	157,710
Telephone & Data Systems, Inc.	1,000	31,080
Vodafone Group PLC Sponsored ADR (United Kingdom)	91,340	2,440,605

		16,475,711

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,700	161,973

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	8,100	222,669

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.9%
Norfolk Southern Corp.	35,364	$2,649,824

Water — 0.0%
American Water Works Co., Inc.	4,000	117,800

TOTAL COMMON STOCK (Cost $256,309,064)		293,851,935

TOTAL EQUITIES (Cost $256,309,064)		293,851,935

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
iShares Russell 1000 Value Index Fund	22,100	1,508,988

TOTAL MUTUAL FUNDS (Cost $1,536,638)		1,508,988

TOTAL LONG-TERM INVESTMENTS (Cost $257,845,702)		295,360,923

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$4,278,200	4,278,200

TOTAL SHORT-TERM INVESTMENTS (Cost $4,278,200)		4,278,200

TOTAL INVESTMENTS — 99.9% (Cost $262,123,902) (c)		299,639,123

Other Assets/(Liabilities) — 0.1%		364,221

NET ASSETS — 100.0%		$300,003,344

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,278,201. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $4,365,644.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Aerospace & Defense — 1.0%
The Boeing Co.	164,500	$12,161,485

Agriculture — 1.2%
Philip Morris International, Inc.	215,900	14,415,643

Auto Manufacturers — 1.5%
General Motors Co. (a)	180,700	5,486,052
Paccar, Inc.	224,900	11,490,141

		16,976,193

Automotive & Parts — 0.6%
The Goodyear Tire & Rubber Co. (a)	390,500	6,548,685

Banks — 8.2%
Bank of America Corp.	1,854,000	20,319,840
PNC Financial Services Group, Inc.	381,000	22,711,410
U.S. Bancorp	645,400	16,464,154
Wells Fargo & Co.	1,287,400	36,124,444

		95,619,848

Beverages — 2.1%
Molson Coors Brewing Co. Class B	250,400	11,202,896
PepsiCo, Inc.	187,900	13,233,797

		24,436,693

Biotechnology — 1.1%
Amgen, Inc. (a)	210,400	12,276,840

Chemicals — 4.3%
CF Industries Holdings, Inc.	66,000	9,350,220
The Dow Chemical Co.	438,900	15,800,400
E.I. du Pont de Nemours & Co.	222,300	12,015,315
The Mosaic Co.	196,400	13,302,172

		50,468,107

Computers — 0.9%
Hewlett-Packard Co.	272,700	9,926,280

Diversified Financial — 7.4%
Ameriprise Financial, Inc.	155,900	8,992,312
BlackRock, Inc.	89,200	17,109,452
Credit Suisse Group Sponsored ADR (Switzerland)	267,100	10,422,242
The Goldman Sachs Group, Inc.	113,800	15,145,642
JP Morgan Chase & Co.	859,036	35,168,934

		86,838,582

Electric — 3.1%
Edison International	245,600	9,517,000
Entergy Corp.	149,100	10,180,548
NextEra Energy, Inc.	96,000	5,516,160
Northeast Utilities	297,000	10,445,490

		35,659,198

	Number of Shares	Value
Environmental Controls — 0.7%
Republic Services, Inc.	268,500	$8,283,225

Foods — 2.5%
General Mills, Inc.	238,300	8,869,526
Kraft Foods, Inc. Class A	407,500	14,356,225
Sysco Corp.	203,500	6,345,130

		29,570,881

Hand & Machine Tools — 1.8%
Stanley Black & Decker, Inc.	290,300	20,916,115

Health Care – Products — 4.0%
Baxter International, Inc.	196,600	11,735,054
Covidien PLC	279,600	14,883,108
Johnson & Johnson	181,800	12,093,336
Zimmer Holdings, Inc. (a)	120,200	7,596,640

		46,308,138

Health Care – Services — 2.7%
HCA Holdings, Inc. (a)	431,160	14,228,280
UnitedHealth Group, Inc.	337,700	17,418,566

		31,646,846

Insurance — 7.7%
ACE Ltd.	362,000	23,826,840
The Chubb Corp.	226,700	14,193,687
Marsh & McLennan Cos., Inc.	600,300	18,723,357
Principal Financial Group, Inc.	339,448	10,326,008
Swiss Re Ltd. (a)	158,674	8,909,901
Unum Group	554,400	14,126,112

		90,105,905

Iron & Steel — 1.6%
Nucor Corp.	140,600	5,795,532
Steel Dynamics, Inc.	777,900	12,640,875

		18,436,407

Machinery – Construction & Mining — 1.7%
Ingersoll-Rand PLC	435,700	19,785,137

Manufacturing — 6.7%
3M Co.	115,600	10,964,660
General Electric Co.	1,344,000	25,347,840
Illinois Tool Works, Inc.	251,700	14,218,533
Textron, Inc.	427,600	10,095,636
Tyco International Ltd.	365,900	18,086,437

		78,713,106

Media — 2.5%
CBS Corp. Class B	212,900	6,065,521
Comcast Corp. Class A	911,150	23,088,541

		29,154,062

Oil & Gas — 11.6%
Apache Corp.	100,000	12,339,000
Chevron Corp.	353,600	36,364,224

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	73,800	$7,715,790
Exxon Mobil Corp.	199,600	16,243,448
Marathon Oil Corp.	303,800	16,004,184
Occidental Petroleum Corp.	251,800	26,197,272
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	157,300	11,286,275
Southwestern Energy Co. (a)	211,400	9,064,832

		135,215,025

Oil & Gas Services — 1.3%
Baker Hughes, Inc.	217,000	15,745,520

Packaging & Containers — 0.6%
Rexam PLC Sponsored ADR (United Kingdom)	211,000	6,646,500

Pharmaceuticals — 6.0%
Abbott Laboratories	187,700	9,876,774
Merck & Co., Inc.	476,600	16,819,214
Pfizer, Inc.	1,424,000	29,334,400
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	287,000	13,839,140

		69,869,528

Retail — 4.8%
CVS Caremark Corp.	364,100	13,682,878
The Home Depot, Inc.	383,200	13,879,504
Kohl’s Corp.	254,900	12,747,549
Nordstrom, Inc.	213,100	10,002,914
Staples, Inc.	374,800	5,921,840

		56,234,685

Semiconductors — 4.7%
Analog Devices, Inc.	323,800	12,673,532
Intel Corp.	755,100	16,733,016
Maxim Integrated Products, Inc.	335,600	8,577,936
Xilinx, Inc.	450,000	16,411,500

		54,395,984

Software — 1.3%
Microsoft Corp.	583,400	15,168,400

Telecommunications — 4.2%
AT&T, Inc.	1,135,656	35,670,955
Cisco Systems, Inc.	590,600	9,219,266
Nokia Corp. Sponsored ADR (Finland)	626,000	4,018,920

		48,909,141

	Number of Shares	Value
Toys, Games & Hobbies — 1.0%
Mattel, Inc.	436,000	$11,985,640

TOTAL COMMON STOCK (Cost $963,084,416)		1,152,417,799

TOTAL EQUITIES (Cost $963,084,416)		1,152,417,799

TOTAL LONG-TERM INVESTMENTS (Cost $963,084,416)		1,152,417,799

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$19,353,329	19,353,329

TOTAL SHORT-TERM INVESTMENTS (Cost $19,353,329)		19,353,329

TOTAL INVESTMENTS — 100.4% (Cost $982,437,745) (c)		1,171,771,128

Other Assets/(Liabilities) — (0.4)%		(4,906,525)

NET ASSETS — 100.0%		$1,166,864,603

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,353,334. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $19,742,911.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	11,610	$145,125

Aerospace & Defense — 2.1%
The Boeing Co.	4,420	326,770
United Technologies Corp.	3,670	324,832

		651,602

Auto Manufacturers — 1.7%
Ford Motor Co. (a)	18,300	252,357
Navistar International Corp. (a)	5,100	287,946

		540,303

Automotive & Parts — 0.7%
Tenneco, Inc. (a)	4,850	213,740

Banks — 5.4%
Bank of America Corp.	15,930	174,593
Comerica, Inc.	6,600	228,162
Regions Financial Corp.	38,200	236,840
Wells Fargo & Co.	36,370	1,020,542

		1,660,137

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	4,370	183,234

Biotechnology — 1.6%
Biogen Idec, Inc. (a)	4,500	481,140

Chemicals — 1.5%
Ashland, Inc.	7,040	454,925

Coal — 0.7%
Alpha Natural Resources, Inc. (a)	4,780	217,203

Commercial Services — 1.6%
McKesson Corp.	3,540	296,121
Visa, Inc. Class A	2,520	212,335

		508,456

Computers — 4.9%
Apple, Inc. (a)	920	308,816
Dell, Inc. (a)	9,970	166,200
Hewlett-Packard Co.	15,050	547,820
SanDisk Corp. (a)	6,100	253,150
Western Digital Corp. (a)	6,070	220,827

		1,496,813

Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	14,130	898,244

Distribution & Wholesale — 0.7%
WESCO International, Inc. (a)	3,890	210,410

	Number of Shares	Value
Diversified Financial — 12.9%
Citigroup, Inc.	16,352	$680,897
CME Group, Inc.	990	288,674
The Goldman Sachs Group, Inc.	3,830	509,735
Interactive Brokers Group, Inc. Class A	11,480	179,662
Invesco Ltd.	13,800	322,920
JP Morgan Chase & Co.	27,360	1,120,118
MF Global (Holdings) Ltd. (a)	31,380	242,881
Morgan Stanley	15,070	346,761
TD Ameritrade Holding Corp.	14,480	282,505

		3,974,153

Electric — 5.0%
American Electric Power Co., Inc.	10,520	396,393
GenOn Energy, Inc. (a)	43,830	169,184
NRG Energy, Inc. (a)	10,070	247,521
PG&E Corp.	7,200	302,616
PPL Corp.	14,870	413,832

		1,529,546

Electronics — 0.4%
Garmin Ltd.	4,020	132,781

Engineering & Construction — 1.0%
EMCOR Group, Inc. (a)	2,830	82,947
Foster Wheeler AG (a)	7,930	240,914

		323,861

Entertainment — 0.7%
DreamWorks Animation SKG, Inc. Class A (a)	11,090	222,909

Health Care – Services — 2.3%
Thermo Fisher Scientific, Inc. (a)	6,300	405,657
WellPoint, Inc.	3,880	305,628

		711,285

Insurance — 5.5%
Berkshire Hathaway, Inc. Class B (a)	11,920	922,489
Genworth Financial, Inc. Class A (a)	13,770	141,555
Lincoln National Corp.	6,470	184,330
Prudential Financial, Inc.	6,930	440,679

		1,689,053

Internet — 1.2%
Google, Inc. Class A (a)	720	364,594

Lodging — 1.0%
Wyndham Worldwide Corp.	9,350	314,627

Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	1,300	123,812

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 2.5%
Cummins, Inc.	3,970	$410,855
Flowserve Corp.	3,220	353,846

		764,701

Manufacturing — 0.8%
General Electric Co.	13,550	255,553

Media — 2.1%
The Walt Disney Co.	16,500	644,160

Metal Fabricate & Hardware — 0.9%
Precision Castparts Corp.	1,700	279,905

Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	4,020	212,658

Oil & Gas — 12.5%
Chevron Corp.	13,260	1,363,658
Denbury Resources, Inc. (a)	13,110	262,200
Ensco PLC Sponsored ADR (United Kingdom)	3,200	170,560
Hess Corp.	5,110	382,024
Marathon Oil Corp.	10,950	576,846
Occidental Petroleum Corp.	5,100	530,604
Rowan Companies, Inc. (a)	4,180	162,226
Valero Energy Corp.	16,390	419,092

		3,867,210

Oil & Gas Services — 0.7%
Oil States International, Inc. (a)	2,650	211,762

Pharmaceuticals — 8.4%
Express Scripts, Inc. (a)	4,730	255,325
Hospira, Inc. (a)	3,930	222,674
Mead Johnson Nutrition Co.	2,700	182,385
Merck & Co., Inc.	8,310	293,260
Pfizer, Inc.	55,140	1,135,884
Roche Holding AG Sponsored ADR (Switzerland)	11,800	495,128

		2,584,656

Real Estate Investment Trusts (REITS) — 1.2%
Boston Properties, Inc.	2,140	227,182
Douglas Emmett, Inc.	6,810	135,451

		362,633

Retail — 4.8%
Best Buy Co., Inc.	10,250	321,953
CVS Caremark Corp.	15,600	586,248
Target Corp.	5,740	269,263
The TJX Cos., Inc.	5,630	295,744

		1,473,208

Semiconductors — 0.6%
Broadcom Corp. Class A (a)	5,630	189,393

	Number of Shares	Value
Software — 1.0%
Microsoft Corp.	12,250	$318,500

Telecommunications — 7.5%
American Tower Corp. Class A (a)	5,800	303,514
AT&T, Inc.	9,540	299,651
CenturyLink, Inc.	21,861	883,840
NII Holdings, Inc. (a)	12,380	524,665
Qualcomm, Inc.	5,490	311,777

		2,323,447

Toys, Games & Hobbies — 0.7%
Hasbro, Inc.	5,200	228,436

TOTAL COMMON STOCK (Cost $27,869,410)		30,764,175

TOTAL EQUITIES (Cost $27,869,410)		30,764,175

TOTAL LONG-TERM INVESTMENTS (Cost $27,869,410)		30,764,175

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$106,286	106,286

TOTAL SHORT-TERM INVESTMENTS (Cost $106,286)		106,286

TOTAL INVESTMENTS — 100.1% (Cost $27,975,696) (c)		30,870,461

Other Assets/(Liabilities) — (0.1)%		(21,171)

NET ASSETS — 100.0%		$30,849,290

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $106,286. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $113,141.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	62,160	$5,033,095

Agriculture — 1.2%
Philip Morris International, Inc.	112,600	7,518,302

Banks — 10.0%
Bank of New York Mellon Corp.	923,100	23,649,822
GAM Holding Ltd. (a)	42,960	704,915
Julius Baer Group Ltd. (a)	312,300	12,890,640
Wells Fargo & Co.	1,000,776	28,081,774

		65,327,151

Beverages — 4.2%
The Coca-Cola Co.	131,200	8,828,448
Diageo PLC Sponsored ADR (United Kingdom)	117,100	9,586,977
Heineken Holding NV Class A	175,564	8,984,163

		27,399,588

Building Materials — 0.8%
Martin Marietta Materials, Inc.	69,000	5,517,930

Chemicals — 2.3%
Air Products & Chemicals, Inc.	36,810	3,518,300
Monsanto Co.	101,650	7,373,691
Potash Corp. of Saskatchewan, Inc.	42,360	2,414,096
Praxair, Inc.	14,800	1,604,172

		14,910,259

Coal — 0.8%
China Coal Energy Co. Class H	3,672,200	4,978,154

Commercial Services — 2.7%
Iron Mountain, Inc.	456,016	15,545,585
PortX Operacoes Portuarias SA (a)	92,600	203,516
Visa, Inc. Class A	25,210	2,124,195

		17,873,296

Computers — 0.7%
Hewlett-Packard Co.	125,300	4,560,920

Cosmetics & Personal Care — 0.4%
Natura Cosmeticos SA	48,000	1,199,500
The Procter & Gamble Co.	25,730	1,635,656

		2,835,156

Diversified Financial — 6.7%
American Express Co.	634,764	32,817,299
Ameriprise Financial, Inc.	122,660	7,075,029
The Charles Schwab Corp.	22,100	363,545
The Goldman Sachs Group, Inc.	24,270	3,230,094
JP Morgan Chase & Co.	16,588	679,113

		44,165,080

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc. (a)	65,860	$3,366,105

Foods — 1.4%
Kraft Foods, Inc. Class A	158,200	5,573,386
Nestle SA	13,320	827,828
Unilever NV NY Shares	83,900	2,756,115

		9,157,329

Forest Products & Paper — 0.2%
Sino-Forest Corp. (a)	422,320	1,401,238
Sino-Forest Corp. (a) (b) (c)	12,800	42,470

		1,443,708

Health Care – Products — 4.5%
Baxter International, Inc.	78,000	4,655,820
Becton, Dickinson & Co.	82,800	7,134,876
Johnson & Johnson	266,100	17,700,972

		29,491,668

Holding Company – Diversified — 1.3%
China Merchants Holdings International Co. Ltd.	2,200,764	8,558,504

Housewares — 0.3%
Hunter Douglas NV	36,548	1,789,305

Insurance — 9.8%
ACE Ltd.	54,240	3,570,077
Aon Corp.	17,420	893,646
Berkshire Hathaway, Inc. Class A (a)	77	8,940,085
Everest Re Group Ltd.	9,660	789,705
Fairfax Financial Holdings Ltd.	7,380	2,960,413
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	3,440	1,376,785
Loews Corp.	510,600	21,491,154
Markel Corp. (a)	1,910	757,907
The Progressive Corp.	785,800	16,800,404
Transatlantic Holdings, Inc.	137,734	6,750,343

		64,330,519

Internet — 2.8%
Expedia, Inc.	97,380	2,823,046
Google, Inc. Class A (a)	25,700	13,013,966
Liberty Media Corp. - Interactive Class A (a)	154,300	2,587,611

		18,424,623

Leisure Time — 1.2%
Harley-Davidson, Inc.	189,700	7,772,009

Machinery – Construction & Mining — 1.4%
BHP Billiton PLC	116,900	4,581,951
Rio Tinto PLC	64,187	4,634,901

		9,216,852

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.9%
Grupo Televisa SA Sponsored ADR (Mexico)	68,550	$1,686,330
Liberty Media Corp. - Starz Series A (a)	12,350	929,214
The Walt Disney Co.	82,090	3,204,794

		5,820,338

Oil & Gas — 13.6%
Canadian Natural Resources Ltd.	439,200	18,384,912
Devon Energy Corp.	255,400	20,128,074
EOG Resources, Inc.	245,650	25,682,707
Occidental Petroleum Corp.	199,200	20,724,768
OGX Petroleo e Gas Participacoes SA (a)	430,000	4,019,928

		88,940,389

Oil & Gas Services — 0.9%
Schlumberger Ltd.	17,200	1,486,080
Transocean Ltd.	71,515	4,617,008

		6,103,088

Packaging & Containers — 1.9%
Sealed Air Corp.	523,772	12,460,536

Pharmaceuticals — 6.9%
Express Scripts, Inc. (a)	209,200	11,292,616
Merck & Co., Inc.	566,912	20,006,324
Pfizer, Inc.	328,230	6,761,538
Roche Holding AG	41,700	6,976,370

		45,036,848

Real Estate — 1.7%
Brookfield Asset Management, Inc. Class A	153,400	5,088,278
Hang Lung Properties Ltd.	980,000	6,258,761

		11,347,039

Retail — 11.8%
Bed Bath & Beyond, Inc. (a)	223,600	13,051,532
CarMax, Inc. (a)	121,700	4,024,619
Costco Wholesale Corp.	404,100	32,829,084
CVS Caremark Corp.	738,061	27,736,332

		77,641,567

Semiconductors — 2.0%
Intel Corp.	69,180	1,533,029
Texas Instruments, Inc.	344,300	11,303,369

		12,836,398

Software — 1.3%
Activision Blizzard, Inc.	315,600	3,686,208
Dun & Bradstreet Corp.	1,050	79,317
Microsoft Corp.	191,600	4,981,600

		8,747,125

	Number of Shares	Value
Telecommunications — 0.3%
America Movil SAB de CV Series L ADR (Mexico)	41,600	$2,241,408

Transportation — 1.3%
China Shipping Development Co. Ltd. Class H	1,719,000	1,582,872
Kuehne & Nagel International AG	44,350	6,731,290
LLX Logistica SA (a)	92,600	284,804

		8,598,966

TOTAL COMMON STOCK (Cost $457,332,889)		633,443,255

TOTAL EQUITIES (Cost $457,332,889)		633,443,255

	Principal Amount

BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Forest Products & Paper — 0.1%
Sino-Forest Corp., Convertible (Acquired 07/23/08, Cost $1,565,682) (b) (d) 5.000% 8/01/13	$1,604,000	753,880

TOTAL CORPORATE DEBT (Cost $1,565,682)		753,880

TOTAL BONDS & NOTES (Cost $1,565,682)		753,880

TOTAL LONG-TERM INVESTMENTS (Cost $458,898,571)		634,197,135

SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (e)	20,909,704	20,909,704

TOTAL SHORT-TERM INVESTMENTS (Cost $20,909,704)		20,909,704

TOTAL INVESTMENTS — 99.9% (Cost $479,808,275) (f)		655,106,839

Other Assets/(Liabilities) — 0.1%		664,122

NET ASSETS — 100.0%		$655,770,961

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $796,350 or 0.12% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $753,880 or 0.11% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $20,909,710. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $21,330,437.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	88,170	$1,102,125
Omnicom Group, Inc.	48,341	2,328,103

		3,430,228

Aerospace & Defense — 2.1%
The Boeing Co.	128,042	9,466,145
General Dynamics Corp.	64,798	4,828,747
Goodrich Corp.	21,071	2,012,281
L-3 Communications Holdings, Inc.	18,220	1,593,339
Lockheed Martin Corp.	49,151	3,979,756
Northrop Grumman Corp.	50,608	3,509,665
Raytheon Co.	61,605	3,071,009
Rockwell Collins, Inc.	26,452	1,631,824
United Technologies Corp.	157,648	13,953,424

		44,046,190

Agriculture — 1.8%
Altria Group, Inc.	362,606	9,576,424
Archer-Daniels-Midland Co.	117,407	3,539,821
Lorillard, Inc.	24,449	2,661,763
Philip Morris International, Inc.	307,160	20,509,073
Reynolds American, Inc.	59,598	2,208,106

		38,495,187

Airlines — 0.1%
Southwest Airlines Co.	133,318	1,522,492

Apparel — 0.4%
Nike, Inc. Class B	65,241	5,870,385
VF Corp.	15,644	1,698,313

		7,568,698

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	660,683	9,110,819
Paccar, Inc.	63,792	3,259,133

		12,369,952

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	40,793	684,098
Johnson Controls, Inc.	117,251	4,884,677

		5,568,775

Banks — 4.2%
Bank of America Corp.	1,754,601	19,230,427
Bank of New York Mellon Corp.	214,518	5,495,951
BB&T Corp.	119,923	3,218,733
Capital One Financial Corp.	79,712	4,118,719
Comerica, Inc.	31,977	1,105,445
Fifth Third Bancorp	156,204	1,991,601
First Horizon National Corp.	49,320	470,513
Huntington Bancshares, Inc.	146,977	964,169
KeyCorp	159,582	1,329,318

	Number of Shares	Value
M&T Bank Corp.	21,711	$1,909,482
Marshall & Ilsley Corp.	89,611	714,200
Northern Trust Corp.	40,393	1,856,462
PNC Financial Services Group, Inc.	91,103	5,430,650
Regions Financial Corp.	216,244	1,340,713
State Street Corp.	87,461	3,943,617
SunTrust Banks, Inc.	93,626	2,415,551
U.S. Bancorp	331,376	8,453,402
Wells Fargo & Co.	914,858	25,670,915
Zions Bancorp	33,508	804,527

		90,464,395

Beverages — 2.4%
Brown-Forman Corp. Class B	18,072	1,349,798
The Coca-Cola Co.	394,780	26,564,746
Coca-Cola Enterprises, Inc.	54,933	1,602,945
Constellation Brands, Inc. Class A (a)	32,641	679,586
Dr. Pepper Snapple Group, Inc.	38,364	1,608,602
Molson Coors Brewing Co. Class B	27,516	1,231,066
PepsiCo, Inc.	273,098	19,234,292

		52,271,035

Biotechnology — 1.0%
Amgen, Inc. (a)	161,113	9,400,944
Biogen Idec, Inc. (a)	41,557	4,443,274
Celgene Corp. (a)	80,875	4,878,380
Life Technologies Corp. (a)	31,602	1,645,516

		20,368,114

Building Materials — 0.0%
Masco Corp.	60,857	732,110

Chemicals — 2.1%
Air Products & Chemicals, Inc.	36,856	3,522,697
Airgas, Inc.	12,218	855,749
CF Industries Holdings, Inc.	12,521	1,773,850
The Dow Chemical Co.	202,017	7,272,612
E.I. du Pont de Nemours & Co.	159,427	8,617,029
Eastman Chemical Co.	12,159	1,241,069
Ecolab, Inc.	41,179	2,321,672
FMC Corp.	12,224	1,051,509
International Flavors & Fragrances, Inc.	13,318	855,548
Monsanto Co.	92,758	6,728,665
PPG Industries, Inc.	27,303	2,478,839
Praxair, Inc.	52,695	5,711,611
The Sherwin-Williams Co.	15,362	1,288,411
Sigma-Aldrich Corp.	21,909	1,607,683

		45,326,944

Coal — 0.3%
Alpha Natural Resources, Inc. (a)	39,047	1,774,296
CONSOL Energy, Inc.	39,107	1,895,907
Peabody Energy Corp.	46,287	2,726,767

		6,396,970

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	20,527	$896,619
Automatic Data Processing, Inc.	85,509	4,504,614
DeVry, Inc.	10,305	609,335
Donnelley (R.R.) & Sons Co.	33,811	663,034
Equifax, Inc.	21,165	734,849
H&R Block, Inc.	55,463	889,627
Iron Mountain, Inc.	34,916	1,190,286
MasterCard, Inc. Class A	16,418	4,947,400
McKesson Corp.	43,833	3,666,630
Monster Worldwide, Inc. (a)	21,336	312,786
Moody’s Corp.	33,543	1,286,374
Paychex, Inc.	56,858	1,746,678
Quanta Services, Inc. (a)	39,411	796,102
Robert Half International, Inc.	25,374	685,859
SAIC, Inc. (a)	50,652	851,967
Total System Services, Inc.	25,992	482,931
Visa, Inc. Class A	82,884	6,983,806
Western Union Co.	109,196	2,187,196

		33,436,093

Computers — 6.1%
Apple, Inc. (a)	159,790	53,636,709
Cognizant Technology Solutions Corp. Class A (a)	52,884	3,878,512
Computer Sciences Corp.	27,628	1,048,759
Dell, Inc. (a)	283,779	4,730,596
EMC Corp. (a)	357,235	9,841,824
Hewlett-Packard Co.	358,293	13,041,865
International Business Machines Corp.	208,914	35,839,197
Lexmark International, Inc. Class A (a)	12,961	379,239
NetApp, Inc. (a)	63,692	3,361,664
SanDisk Corp. (a)	40,180	1,667,470
Teradata Corp. (a)	29,887	1,799,197
Western Digital Corp. (a)	39,270	1,428,643

		130,653,675

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	75,715	2,120,020
Colgate-Palmolive Co.	84,797	7,412,106
The Estee Lauder Cos., Inc. Class A	19,495	2,050,679
The Procter & Gamble Co.	481,935	30,636,608

		42,219,413

Distribution & Wholesale — 0.2%
Fastenal Co.	50,506	1,817,711
Genuine Parts Co.	26,629	1,448,618
W.W. Grainger, Inc.	9,844	1,512,530

		4,778,859

Diversified Financial — 5.0%
American Express Co.	180,626	9,338,364
Ameriprise Financial, Inc.	42,527	2,452,957

	Number of Shares	Value
BlackRock, Inc.	16,469	$3,158,919
The Charles Schwab Corp.	170,774	2,809,232
Citigroup, Inc.	505,211	21,036,986
CME Group, Inc.	11,521	3,359,408
Discover Financial Services	95,621	2,557,862
E*TRADE Financial Corp. (a)	44,129	608,980
Federated Investors, Inc. Class B	14,852	354,072
Franklin Resources, Inc.	24,692	3,241,813
The Goldman Sachs Group, Inc.	89,726	11,941,633
IntercontinentalExchange, Inc. (a)	13,004	1,621,729
Invesco Ltd.	81,660	1,910,844
Janus Capital Group, Inc.	31,664	298,908
JP Morgan Chase & Co.	686,375	28,100,193
Legg Mason, Inc.	26,737	875,904
Morgan Stanley	266,725	6,137,342
The NASDAQ OMX Group, Inc. (a)	25,428	643,329
NYSE Euronext	45,019	1,542,801
SLM Corp.	89,685	1,507,605
T. Rowe Price Group, Inc.	44,282	2,671,976

		106,170,857

Electric — 3.1%
The AES Corp. (a)	110,450	1,407,133
Ameren Corp.	41,211	1,188,525
American Electric Power Co., Inc.	83,969	3,163,952
CenterPoint Energy, Inc.	71,698	1,387,356
CMS Energy Corp.	43,692	860,295
Consolidated Edison, Inc.	50,980	2,714,175
Constellation Energy Group, Inc.	35,849	1,360,828
Dominion Resources, Inc.	99,483	4,802,044
DTE Energy Co.	29,304	1,465,786
Duke Energy Corp.	227,856	4,290,529
Edison International	57,278	2,219,523
Entergy Corp.	30,016	2,049,493
Exelon Corp.	113,701	4,870,951
FirstEnergy Corp.	72,525	3,201,979
Integrys Energy Group, Inc.	12,932	670,395
NextEra Energy, Inc.	73,531	4,225,091
Northeast Utilities	30,287	1,065,194
NRG Energy, Inc. (a)	40,251	989,370
Pepco Holdings, Inc.	41,451	813,683
PG&E Corp.	68,751	2,889,605
Pinnacle West Capital Corp.	19,307	860,706
PPL Corp.	100,945	2,809,299
Progress Energy, Inc.	50,348	2,417,208
Public Service Enterprise Group, Inc.	87,756	2,864,356
SCANA Corp.	20,895	822,636
The Southern Co.	146,529	5,916,841
TECO Energy, Inc.	37,269	704,011
Wisconsin Energy Corp.	39,812	1,248,106
Xcel Energy, Inc.	82,881	2,014,008

		65,293,078

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	130,212	$7,324,425
Molex, Inc.	23,184	597,452

		7,921,877

Electronics — 0.4%
Agilent Technologies, Inc. (a)	60,621	3,098,339
Amphenol Corp. Class A	30,704	1,657,709
FLIR Systems, Inc.	28,779	970,140
Jabil Circuit, Inc.	31,415	634,583
PerkinElmer, Inc.	20,079	540,326
Waters Corp. (a)	15,357	1,470,279

		8,371,376

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	9,258	1,224,556

Engineering & Construction — 0.1%
Fluor Corp.	30,114	1,947,171
Jacobs Engineering Group, Inc. (a)	22,818	986,879

		2,934,050

Entertainment — 0.0%
International Game Technology	49,360	867,749

Environmental Controls — 0.3%
Republic Services, Inc.	51,149	1,577,947
Stericycle, Inc. (a)	14,369	1,280,565
Waste Management, Inc.	82,660	3,080,738

		5,939,250

Foods — 1.9%
Campbell Soup Co.	31,248	1,079,618
ConAgra Foods, Inc.	70,448	1,818,263
Dean Foods Co. (a)	30,209	370,664
General Mills, Inc.	109,206	4,064,647
H.J. Heinz Co.	54,967	2,928,642
The Hershey Co.	27,368	1,555,871
Hormel Foods Corp.	24,032	716,394
The J.M. Smucker Co.	19,894	1,520,697
Kellogg Co.	43,566	2,410,071
Kraft Foods, Inc. Class A	304,639	10,732,432
The Kroger Co.	103,737	2,572,678
McCormick & Co., Inc.	22,621	1,121,323
Safeway, Inc.	61,138	1,428,795
Sara Lee Corp.	99,199	1,883,789
SUPERVALU, Inc.	36,009	338,845
Sysco Corp.	102,104	3,183,603
Tyson Foods, Inc. Class A	53,279	1,034,678
Whole Foods Market, Inc.	25,306	1,605,666

		40,366,676

Forest Products & Paper — 0.3%
International Paper Co.	76,722	2,287,850
MeadWestvaco Corp.	30,419	1,013,257
Plum Creek Timber Co., Inc.	27,433	1,112,134
Weyerhaeuser Co.	93,416	2,042,073

		6,455,314

	Number of Shares	Value
Gas — 0.2%
Nicor, Inc.	7,862	$430,366
NiSource, Inc.	46,359	938,770
Sempra Energy	41,667	2,203,351

		3,572,487

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,043	627,487
Stanley Black & Decker, Inc.	29,479	2,123,962

		2,751,449

Health Care – Products — 3.3%
Baxter International, Inc.	99,189	5,920,591
Becton, Dickinson & Co.	38,032	3,277,217
Boston Scientific Corp. (a)	268,412	1,854,727
C.R. Bard, Inc.	14,474	1,590,114
CareFusion Corp. (a)	37,999	1,032,433
Covidien PLC	85,360	4,543,713
Edwards Lifesciences Corp. (a)	19,784	1,724,769
Intuitive Surgical, Inc. (a)	6,780	2,522,906
Johnson & Johnson	473,248	31,480,457
Medtronic, Inc.	184,994	7,127,819
St. Jude Medical, Inc.	57,428	2,738,167
Stryker Corp.	58,128	3,411,532
Varian Medical Systems, Inc. (a)	20,923	1,465,028
Zimmer Holdings, Inc. (a)	32,584	2,059,309

		70,748,782

Health Care – Services — 1.5%
Aetna, Inc.	65,522	2,888,865
CIGNA Corp.	47,202	2,427,599
Coventry Health Care, Inc. (a)	24,743	902,377
DaVita, Inc. (a)	16,414	1,421,617
Humana, Inc.	29,895	2,407,743
Laboratory Corporation of America Holdings (a)	17,425	1,686,566
Quest Diagnostics, Inc.	26,899	1,589,731
Tenet Healthcare Corp. (a)	79,274	494,670
Thermo Fisher Scientific, Inc. (a)	65,758	4,234,158
UnitedHealth Group, Inc.	187,018	9,646,388
WellPoint, Inc.	63,186	4,977,161

		32,676,875

Holding Company – Diversified — 0.1%
Leucadia National Corp.	34,787	1,186,237

Home Builders — 0.1%
D.R. Horton, Inc.	45,970	529,574
Lennar Corp. Class A	27,503	499,180
Pulte Group, Inc. (a)	53,055	406,401

		1,435,155

Home Furnishing — 0.1%
Harman International Industries, Inc.	11,461	522,278
Whirlpool Corp.	13,782	1,120,752

		1,643,030

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.4%
Avery Dennison Corp.	18,538	$716,123
The Clorox Co.	23,419	1,579,377
Fortune Brands, Inc.	27,018	1,722,938
Kimberly-Clark Corp.	66,977	4,457,989

		8,476,427

Housewares — 0.0%
Newell Rubbermaid, Inc.	52,440	827,503

Insurance — 3.7%
ACE Ltd.	57,994	3,817,165
Aflac, Inc.	81,981	3,826,873
The Allstate Corp.	90,395	2,759,759
American International Group, Inc. (a)	75,108	2,202,167
Aon Corp.	58,031	2,976,990
Assurant, Inc.	17,112	620,652
Berkshire Hathaway, Inc. Class B (a)	299,502	23,178,460
The Chubb Corp.	50,299	3,149,220
Cincinnati Financial Corp.	27,466	801,458
Genworth Financial, Inc. Class A (a)	80,890	831,549
The Hartford Financial Services Group, Inc.	75,871	2,000,718
Lincoln National Corp.	54,541	1,553,873
Loews Corp.	52,549	2,211,788
Marsh & McLennan Cos., Inc.	93,105	2,903,945
MetLife, Inc.	182,414	8,002,502
Principal Financial Group, Inc.	56,783	1,727,339
The Progressive Corp.	114,161	2,440,762
Prudential Financial, Inc.	84,240	5,356,822
Torchmark Corp.	12,400	795,336
The Travelers Cos., Inc.	72,229	4,216,729
Unum Group	55,519	1,414,624
XL Group PLC	52,851	1,161,665

		77,950,396

Internet — 2.7%
Akamai Technologies, Inc. (a)	31,325	985,798
Amazon.com, Inc. (a)	61,490	12,574,090
eBay, Inc. (a)	196,783	6,350,187
Expedia, Inc.	35,309	1,023,608
F5 Networks, Inc. (a)	13,781	1,519,355
Google, Inc. Class A (a)	43,431	21,992,590
Netflix, Inc. (a)	7,391	1,941,542
Priceline.com, Inc. (a)	8,651	4,428,706
Symantec Corp. (a)	128,723	2,538,418
VeriSign, Inc.	29,311	980,746
Yahoo!, Inc. (a)	226,728	3,409,989

		57,745,029

Iron & Steel — 0.3%
AK Steel Holding Corp.	17,897	282,057
Allegheny Technologies, Inc.	18,923	1,201,043
Cliffs Natural Resources, Inc.	24,887	2,300,803

	Number of Shares	Value
Nucor Corp.	54,977	$2,266,152
United States Steel Corp.	24,809	1,142,206

		7,192,261

Leisure Time — 0.2%
Carnival Corp.	73,562	2,768,138
Harley-Davidson, Inc.	41,908	1,716,971

		4,485,109

Lodging — 0.3%
Marriott International, Inc. Class A	48,353	1,716,048
Starwood Hotels & Resorts Worldwide, Inc.	33,516	1,878,237
Wyndham Worldwide Corp.	29,437	990,555
Wynn Resorts Ltd.	13,556	1,945,828

		6,530,668

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	111,490	11,869,226
Ingersoll-Rand PLC	57,432	2,607,987
Joy Global, Inc.	17,576	1,673,938

		16,151,151

Machinery – Diversified — 0.8%
Cummins, Inc.	33,655	3,482,956
Deere & Co.	73,154	6,031,547
Eaton Corp.	59,944	3,084,119
Flowserve Corp.	9,295	1,021,428
Rockwell Automation, Inc.	24,868	2,157,548
Roper Industries, Inc.	16,428	1,368,452

		17,146,050

Manufacturing — 3.6%
3M Co.	122,325	11,602,526
Danaher Corp.	93,908	4,976,185
Dover Corp.	32,685	2,216,043
General Electric Co.	1,830,911	34,530,982
Honeywell International, Inc.	135,178	8,055,257
Illinois Tool Works, Inc.	85,771	4,845,204
ITT Corp.	32,485	1,914,341
Leggett & Platt, Inc.	24,917	607,476
Pall Corp.	19,720	1,108,856
Parker Hannifin Corp.	28,307	2,540,270
Textron, Inc.	49,561	1,170,135
Tyco International Ltd.	81,956	4,051,085

		77,618,360

Media — 3.1%
Cablevision Systems Corp. Class A	40,906	1,481,206
CBS Corp. Class B	114,033	3,248,800
Comcast Corp. Class A	479,599	12,153,039
DIRECTV Class A (a)	132,009	6,708,698
Discovery Communications, Inc. Series A (a)	49,292	2,019,000
Gannett Co., Inc.	39,373	563,821
The McGraw-Hill Cos., Inc.	52,525	2,201,323

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	397,227	$7,030,918
Scripps Networks Interactive Class A	15,189	742,438
Time Warner Cable, Inc.	58,547	4,569,008
Time Warner, Inc.	184,489	6,709,865
Viacom, Inc. Class B	101,945	5,199,195
The Walt Disney Co.	325,807	12,719,505
The Washington Post Co. Class B	783	328,038

		65,674,854

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	24,823	4,087,107

Mining — 0.8%
Alcoa, Inc.	184,799	2,930,912
Freeport-McMoRan Copper & Gold, Inc.	163,087	8,627,302
Newmont Mining Corp.	85,534	4,616,270
Titanium Metals Corp.	13,316	243,949
Vulcan Materials Co.	22,048	849,510

		17,267,943

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	34,507	793,316
Xerox Corp.	246,277	2,563,743

		3,357,059

Oil & Gas — 9.6%
Anadarko Petroleum Corp.	86,414	6,633,139
Apache Corp.	66,269	8,176,932
Cabot Oil & Gas Corp.	17,276	1,145,572
Chesapeake Energy Corp.	113,368	3,365,896
Chevron Corp.	347,053	35,690,930
ConocoPhillips	244,096	18,353,578
Denbury Resources, Inc. (a)	70,651	1,413,020
Devon Energy Corp.	73,899	5,823,980
Diamond Offshore Drilling, Inc.	11,619	818,094
EOG Resources, Inc.	46,151	4,825,087
EQT Corp.	26,821	1,408,639
Exxon Mobil Corp.	851,219	69,272,202
Helmerich & Payne, Inc.	19,047	1,259,388
Hess Corp.	53,007	3,962,803
Marathon Oil Corp.	122,773	6,467,682
Murphy Oil Corp.	33,474	2,197,903
Nabors Industries Ltd. (a)	51,297	1,263,958
Newfield Exploration Co. (a)	22,816	1,551,944
Noble Corp.	43,560	1,716,700
Noble Energy, Inc.	29,865	2,676,800
Occidental Petroleum Corp.	140,850	14,654,034
Pioneer Natural Resources Co.	20,479	1,834,304
QEP Resources, Inc.	31,666	1,324,589
Range Resources Corp.	26,917	1,493,893
Rowan Companies, Inc. (a)	21,395	830,340
Southwestern Energy Co. (a)	59,240	2,540,211
Sunoco, Inc.	21,864	911,947
Tesoro Corp. (a)	23,136	530,046

	Number of Shares	Value
Valero Energy Corp.	99,190	$2,536,288

		204,679,899

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	75,016	5,443,161
Cameron International Corp. (a)	42,491	2,136,872
FMC Technologies, Inc. (a)	42,719	1,913,384
Halliburton Co.	157,743	8,044,893
National Oilwell Varco, Inc.	72,680	5,684,303
Schlumberger Ltd.	234,536	20,263,910

		43,486,523

Packaging & Containers — 0.1%
Ball Corp.	28,379	1,091,456
Bemis Co., Inc.	18,226	615,674
Owens-IIlinois, Inc. (a)	27,885	719,712
Sealed Air Corp.	26,365	627,224

		3,054,066

Pharmaceuticals — 5.2%
Abbott Laboratories	268,763	14,142,309
Allergan, Inc.	52,078	4,335,494
AmerisourceBergen Corp.	48,338	2,001,193
Bristol-Myers Squibb Co.	293,260	8,492,810
Cardinal Health, Inc.	60,441	2,745,230
Cephalon, Inc. (a)	12,793	1,022,161
DENTSPLY International, Inc.	25,163	958,207
Eli Lilly & Co.	175,079	6,570,715
Express Scripts, Inc. (a)	91,387	4,933,070
Forest Laboratories, Inc. (a)	50,577	1,989,699
Gilead Sciences, Inc. (a)	136,310	5,644,597
Hospira, Inc. (a)	29,167	1,652,602
Mead Johnson Nutrition Co.	35,807	2,418,763
Medco Health Solutions, Inc. (a)	69,861	3,948,544
Merck & Co., Inc.	533,900	18,841,331
Mylan, Inc. (a)	74,606	1,840,530
Patterson Cos., Inc.	15,761	518,379
Pfizer, Inc.	1,365,157	28,122,234
Watson Pharmaceuticals, Inc. (a)	21,433	1,473,090

		111,650,958

Pipelines — 0.5%
El Paso Corp.	131,889	2,664,158
ONEOK, Inc.	18,998	1,406,042
Spectra Energy Corp.	110,508	3,029,024
The Williams Cos., Inc.	101,658	3,075,154

		10,174,378

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	50,806	1,275,739

Real Estate Investment Trusts (REITS) — 1.5%
Apartment Investment & Management Co. Class A	19,713	503,273
AvalonBay Communities, Inc.	15,006	1,926,770

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Properties, Inc.	25,649	$2,722,898
Equity Residential	51,407	3,084,420
HCP, Inc.	69,089	2,534,876
Health Care REIT, Inc.	30,921	1,621,188
Host Hotels & Resorts, Inc.	118,644	2,011,016
Kimco Realty Corp.	68,239	1,271,975
ProLogis, Inc.	78,506	2,813,655
Public Storage	24,637	2,808,864
Simon Property Group, Inc.	50,340	5,851,018
Ventas, Inc.	27,807	1,465,707
Vornado Realty Trust	28,856	2,688,802

		31,304,462

Retail — 5.8%
Abercrombie & Fitch Co. Class A	14,650	980,378
AutoNation, Inc. (a)	11,083	405,749
AutoZone, Inc. (a)	4,520	1,332,722
Bed Bath & Beyond, Inc. (a)	42,579	2,485,336
Best Buy Co., Inc.	55,555	1,744,983
Big Lots, Inc. (a)	13,736	455,348
CarMax, Inc. (a)	37,582	1,242,837
Chipotle Mexican Grill, Inc. (a)	5,348	1,648,200
Coach, Inc.	50,416	3,223,095
Costco Wholesale Corp.	75,503	6,133,864
CVS Caremark Corp.	233,225	8,764,595
Darden Restaurants, Inc.	24,136	1,201,007
Family Dollar Stores, Inc.	21,501	1,130,093
GameStop Corp. Class A (a)	23,754	633,519
The Gap, Inc.	68,878	1,246,692
The Home Depot, Inc.	275,461	9,977,197
J.C. Penney Co., Inc.	37,224	1,285,717
Kohl’s Corp.	47,762	2,388,578
Limited Brands, Inc.	42,340	1,627,973
Lowe’s Cos., Inc.	225,736	5,261,906
Macy’s, Inc.	72,437	2,118,058
McDonald’s Corp.	179,790	15,159,893
Nordstrom, Inc.	28,697	1,347,037
O’Reilly Automotive, Inc. (a)	24,620	1,612,856
Polo Ralph Lauren Corp.	10,999	1,458,577
Ross Stores, Inc.	20,668	1,655,920
Sears Holdings Corp. (a)	7,970	569,377
Staples, Inc.	123,570	1,952,406
Starbucks Corp.	129,276	5,105,109
Target Corp.	118,926	5,578,819
Tiffany & Co.	22,144	1,738,747
The TJX Cos., Inc.	66,958	3,517,304
Urban Outfitters, Inc. (a)	21,610	608,321
Wal-Mart Stores, Inc.	330,240	17,548,954
Walgreen Co.	158,188	6,716,662
Yum! Brands, Inc. (a)	79,737	4,404,672

		124,262,501

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	90,752	743,259

	Number of Shares	Value
People’s United Financial, Inc.	61,903	$831,976

		1,575,235

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	93,498	653,551
Altera Corp.	55,351	2,565,519
Analog Devices, Inc.	52,556	2,057,042
Applied Materials, Inc.	226,613	2,948,235
Broadcom Corp. Class A (a)	81,995	2,758,312
Intel Corp.	916,105	20,300,887
KLA-Tencor Corp.	30,219	1,223,265
Linear Technology Corp.	40,385	1,333,513
LSI Corp. (a)	110,067	783,677
MEMC Electronic Materials, Inc. (a)	37,281	318,007
Microchip Technology, Inc.	33,852	1,283,329
Micron Technology, Inc. (a)	152,107	1,137,760
National Semiconductor Corp.	42,532	1,046,712
Novellus Systems, Inc. (a)	16,197	585,359
NVIDIA Corp. (a)	101,774	1,621,769
Teradyne, Inc. (a)	30,417	450,172
Texas Instruments, Inc.	199,453	6,548,042
Xilinx, Inc.	46,296	1,688,415

		49,303,566

Software — 3.7%
Adobe Systems, Inc. (a)	85,572	2,691,239
Autodesk, Inc. (a)	40,835	1,576,231
BMC Software, Inc. (a)	30,144	1,648,877
CA, Inc.	65,759	1,501,935
Cerner Corp. (a)	25,382	1,551,094
Citrix Systems, Inc. (a)	32,552	2,604,160
Compuware Corp. (a)	40,285	393,182
Dun & Bradstreet Corp.	8,020	605,831
Electronic Arts, Inc. (a)	59,343	1,400,495
Fidelity National Information Services, Inc.	46,701	1,437,924
Fiserv, Inc. (a)	25,318	1,585,666
Intuit, Inc. (a)	47,014	2,438,146
Microsoft Corp.	1,281,395	33,316,270
Oracle Corp.	674,249	22,189,535
Red Hat, Inc. (a)	33,615	1,542,928
Salesforce.com, Inc. (a)	21,192	3,157,184

		79,640,697

Telecommunications — 5.1%
American Tower Corp. Class A (a)	67,696	3,542,532
AT&T, Inc.	1,023,258	32,140,534
CenturyLink, Inc.	104,078	4,207,874
Cisco Systems, Inc.	953,161	14,878,843
Corning, Inc.	270,656	4,912,406
Frontier Communications Corp.	168,476	1,359,601
Harris Corp.	21,747	979,920
JDS Uniphase Corp. (a)	37,430	623,584
Juniper Networks, Inc. (a)	92,599	2,916,869

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	48,506	$834,788
Motorola Mobility Holdings, Inc. (a)	50,612	1,115,488
Motorola Solutions, Inc. (a)	57,842	2,663,046
Qualcomm, Inc.	288,680	16,394,137
Sprint Nextel Corp. (a)	509,810	2,747,876
Tellabs, Inc.	66,098	304,712
Verizon Communications, Inc.	488,404	18,183,281
Windstream Corp.	91,542	1,186,384

		108,991,875

Textiles — 0.0%
Cintas Corp.	21,924	724,150

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	23,277	1,022,559
Mattel, Inc.	58,917	1,619,628

		2,642,187

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	27,777	2,189,939
CSX Corp.	192,816	5,055,636
Expeditors International of Washington, Inc.	37,285	1,908,619
FedEx Corp.	54,311	5,151,398
Norfolk Southern Corp.	60,942	4,566,384
Ryder System, Inc.	8,537	485,328
Union Pacific Corp.	85,125	8,887,050
United Parcel Service, Inc. Class B	171,093	12,477,813

		40,722,167

TOTAL COMMON STOCK (Cost $1,762,121,373)		2,077,206,248

TOTAL EQUITIES (Cost $1,762,121,373)		2,077,206,248

TOTAL LONG-TERM INVESTMENTS (Cost $1,762,121,373)		2,077,206,248

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$52,446,711	52,446,711

	Principal Amount	Value
U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.051% 11/17/11 (c)	$4,715,000	$4,714,081

TOTAL SHORT-TERM INVESTMENTS (Cost $57,160,792)		57,160,792

TOTAL INVESTMENTS — 100.2% (Cost $1,819,282,165) (d)		2,134,367,040

Other Assets/(Liabilities) — (0.2)%		(5,188,256)

NET ASSETS —- 100.0%		$2,129,178,784

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $52,446,726. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $53,498,503.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Advertising — 0.9%
Omnicom Group, Inc.	11,980	$576,957

Aerospace & Defense — 1.7%
The Boeing Co.	14,100	1,042,413

Airlines — 0.4%
Southwest Airlines Co.	22,800	260,376

Auto Manufacturers — 1.6%
Ford Motor Co. (a)	43,600	601,244
Paccar, Inc.	6,900	352,521

		953,765

Automotive & Parts — 1.0%
Johnson Controls, Inc.	14,000	583,240

Banks — 3.2%
Bank of America Corp.	49,660	544,274
Capital One Financial Corp.	11,750	607,122
Wells Fargo & Co.	27,920	783,435

		1,934,831

Beverages — 4.6%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	12,800	742,528
Coca-Cola Enterprises, Inc.	12,030	351,035
Dr. Pepper Snapple Group, Inc.	17,700	742,161
PepsiCo, Inc.	14,230	1,002,219

		2,837,943

Biotechnology — 1.3%
Dendreon Corp. (a)	3,540	139,618
Human Genome Sciences, Inc. (a)	11,750	288,345
Vertex Pharmaceuticals, Inc. (a)	6,800	353,532

		781,495

Building Materials — 0.3%
Owens Corning, Inc. (a)	4,420	165,087

Chemicals — 2.7%
CF Industries Holdings, Inc.	1,070	151,587
E.I. du Pont de Nemours & Co.	6,970	376,728
Ecolab, Inc.	4,600	259,348
Monsanto Co.	11,798	855,827

		1,643,490

Commercial Services — 2.1%
Automatic Data Processing, Inc.	5,960	313,973
Iron Mountain, Inc.	4,900	167,041
McKesson Corp.	6,120	511,938
Paychex, Inc.	8,458	259,830
Western Union Co.	2,074	41,542

		1,294,324

	Number of Shares	Value
Computers — 5.1%
Apple, Inc. (a)	3,420	$1,147,991
EMC Corp. (a)	11,800	325,090
International Business Machines Corp.	6,160	1,056,748
NetApp, Inc. (a)	6,170	325,653
Teradata Corp. (a)	4,218	253,924

		3,109,406

Diversified Financial — 5.5%
American Express Co.	7,350	379,995
The Charles Schwab Corp.	40,691	669,367
Citigroup, Inc.	15,286	636,509
JP Morgan Chase & Co.	30,730	1,258,086
Morgan Stanley	19,000	437,190

		3,381,147

Electric — 2.5%
NextEra Energy, Inc.	17,690	1,016,467
PPL Corp.	19,360	538,789

		1,555,256

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. (a)	2,140	154,850

Electronics — 0.3%
Thomas & Betts Corp. (a)	3,380	182,013

Engineering & Construction — 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	19,800	513,810

Environmental Controls — 0.3%
Waste Management, Inc.	5,400	201,258

Foods — 3.6%
ConAgra Foods, Inc.	9,200	237,452
Kraft Foods, Inc. Class A	18,570	654,221
Nestle SA Sponsored ADR (Switzerland)	7,865	490,619
Unilever PLC Sponsored ADR (United Kingdom)	25,020	810,398

		2,192,690

Forest Products & Paper — 0.8%
International Paper Co.	17,100	509,922

Health Care – Products — 4.2%
Baxter International, Inc.	8,410	501,993
Boston Scientific Corp. (a)	41,300	285,383
Covidien PLC	5,920	315,122
Medtronic, Inc.	19,300	743,629
St. Jude Medical, Inc.	6,280	299,430
Zimmer Holdings, Inc. (a)	6,150	388,680

		2,534,237

Health Care – Services — 1.5%
CIGNA Corp.	8,830	454,127

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HCA Holdings, Inc. (a)	14,570	$480,810

		934,937

Home Builders — 0.3%
Toll Brothers, Inc. (a)	9,498	196,989

Household Products — 0.4%
Kimberly-Clark Corp.	3,570	237,619

Housewares — 0.9%
Newell Rubbermaid, Inc.	33,480	528,314

Insurance — 3.7%
Aflac, Inc.	4,050	189,054
The Chubb Corp.	2,500	156,525
The Hartford Financial Services Group, Inc.	11,930	314,594
Lincoln National Corp.	14,050	400,285
MetLife, Inc.	27,944	1,225,903

		2,286,361

Internet — 2.9%
Amazon.com, Inc. (a)	1,030	210,624
eBay, Inc. (a)	5,100	164,577
Google, Inc. Class A (a)	2,760	1,397,609

		1,772,810

Iron & Steel — 0.8%
Nucor Corp.	11,937	492,043

Leisure Time — 0.4%
Carnival Corp.	6,560	246,853

Machinery – Construction & Mining — 2.1%
Caterpillar, Inc.	3,140	334,285
Ingersoll-Rand PLC	20,620	936,354

		1,270,639

Machinery – Diversified — 0.5%
Cummins, Inc.	2,850	294,946

Manufacturing — 2.1%
Dover Corp.	5,040	341,712
General Electric Co.	39,930	753,080
Tyco International Ltd.	4,190	207,111

		1,301,903

Media — 1.6%
CBS Corp. Class B	9,440	268,946
DIRECTV Class A (a)	8,750	444,675
News Corp. Class A	13,140	232,578

		946,199

Oil & Gas — 8.5%
Anadarko Petroleum Corp.	12,778	980,839
Apache Corp.	6,470	798,333
Chevron Corp.	8,560	880,311
Ensco PLC Sponsored ADR (United Kingdom)	8,460	450,918
Exxon Mobil Corp.	10,300	838,214

	Number of Shares	Value
Hess Corp.	5,500	$411,180
Occidental Petroleum Corp.	6,030	627,361
Valero Energy Corp.	9,030	230,897

		5,218,053

Oil & Gas Services — 4.4%
Halliburton Co.	21,317	1,087,167
National Oilwell Varco, Inc.	5,380	420,770
Schlumberger Ltd.	13,412	1,158,797

		2,666,734

Pharmaceuticals — 6.0%
Gilead Sciences, Inc. (a)	5,710	236,451
Medco Health Solutions, Inc. (a)	5,100	288,252
Merck & Co., Inc.	21,200	748,148
Pfizer, Inc.	82,330	1,695,998
Sanofi ADR (France)	8,960	359,923
Warner Chilcott PLC Class A	13,860	334,442

		3,663,214

Retail — 3.5%
Lowe’s Cos., Inc.	24,800	578,088
Target Corp.	16,691	782,975
Walgreen Co.	17,770	754,514

		2,115,577

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	34,700	242,553
Freescale Semiconductor Holdings I Ltd. (a)	6,200	114,018
Intel Corp.	39,900	884,184
Microchip Technology, Inc.	6,170	233,905

		1,474,660

Software — 6.2%
Autodesk, Inc. (a)	9,100	351,260
BMC Software, Inc. (a)	8,900	486,830
Electronic Arts, Inc. (a)	8,340	196,824
Informatica Corp. (a)	5,100	297,993
Microsoft Corp.	48,727	1,266,902
Oracle Corp.	36,889	1,214,017

		3,813,826

Telecommunications — 4.9%
Alcatel-Lucent Sponsored ADR (France) (a)	26,250	151,462
American Tower Corp. Class A (a)	7,300	382,009
AT&T, Inc.	26,260	824,827
Cisco Systems, Inc.	49,400	771,134
Qualcomm, Inc.	15,130	859,233

		2,988,665

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	14,420	396,406

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.5%
Norfolk Southern Corp.	4,180	$313,207
United Parcel Service, Inc. Class B	8,300	605,319

		918,526

TOTAL COMMON STOCK (Cost $54,522,169)		60,173,784

TOTAL EQUITIES (Cost $54,522,169)		60,173,784

MUTUAL FUNDS — 0.2%
Diversified Financial — 0.2%
S&P 500 SPDR ETF Trust	870	114,814

TOTAL MUTUAL FUNDS (Cost $116,718)		114,814

TOTAL LONG-TERM INVESTMENTS (Cost $54,638,887)		60,288,598

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$831,266	831,266

TOTAL SHORT-TERM INVESTMENTS (Cost $831,266)		831,266

TOTAL INVESTMENTS — 100.1% (Cost $55,470,153) (c)		61,119,864

Other Assets/(Liabilities) — (0.1)%		(52,801)

NET ASSETS — 100.0%		$61,067,063

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $831,266. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 5/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $852,321.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 0.4%
Omnicom Group, Inc.	50,500	$2,432,080

Aerospace & Defense — 1.6%
The Boeing Co.	15,500	1,145,915
United Technologies Corp.	91,200	8,072,112

		9,218,027

Apparel — 1.0%
Nike, Inc. Class B	61,600	5,542,768
Auto Manufacturers — 0.0%

General Motors Co. (a)	4,600	139,656

Automotive & Parts — 0.8%
Johnson Controls, Inc.	106,900	4,453,454

Banks — 0.9%
Northern Trust Corp.	14,400	661,824
PNC Financial Services Group, Inc.	1,800	107,298
State Street Corp.	31,700	1,429,353
U.S. Bancorp	70,800	1,806,108
Wells Fargo & Co.	41,400	1,161,684

		5,166,267

Beverages — 0.1%
The Coca-Cola Co.	4,800	322,992
InBev NV	1,500	86,978
PepsiCo, Inc.	2,500	176,075

		586,045

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	9,400	442,082
Amgen, Inc. (a)	7,400	431,790
Biogen Idec, Inc. (a)	18,000	1,924,560
Celgene Corp. (a)	98,300	5,929,456
Vertex Pharmaceuticals, Inc. (a)	17,200	894,228

		9,622,116

Chemicals — 4.0%
Air Products & Chemicals, Inc.	48,600	4,645,188
Monsanto Co.	17,500	1,269,450
The Mosaic Co.	900	60,957
Potash Corp. of Saskatchewan, Inc.	60,900	3,470,691
Praxair, Inc.	121,400	13,158,546
The Sherwin-Williams Co.	1,400	117,418

		22,722,250

Coal — 0.8%
Peabody Energy Corp.	81,000	4,771,710

Commercial Services — 5.1%
Automatic Data Processing, Inc.	4,500	237,060
MasterCard, Inc. Class A	37,400	11,270,116
McKesson Corp.	117,100	9,795,415

	Number of Shares	Value
Visa, Inc. Class A	79,900	$6,732,374
Western Union Co.	58,700	1,175,761

		29,210,726

Computers — 9.9%
Accenture PLC Class A	111,700	6,748,914
Apple, Inc. (a)	118,600	39,810,462
EMC Corp. (a)	222,200	6,121,610
Hewlett-Packard Co.	4,000	145,600
International Business Machines Corp.	16,000	2,744,800
NetApp, Inc. (a)	8,200	432,796

		56,004,182

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.	1,200	76,284

Distribution & Wholesale — 2.2%
Fastenal Co.	186,200	6,701,338
Fossil, Inc. (a)	17,400	2,048,328
W.W. Grainger, Inc.	22,300	3,426,395

		12,176,061

Diversified Financial — 7.3%
American Express Co.	128,800	6,658,960
Ameriprise Financial, Inc.	42,200	2,434,096
The Charles Schwab Corp.	58,000	954,100
CME Group, Inc.	600	174,954
Credit Suisse Group (a)	2,400	93,284
Franklin Resources, Inc.	106,300	13,956,127
The Goldman Sachs Group, Inc.	10,600	1,410,754
IntercontinentalExchange, Inc. (a)	38,600	4,813,806
Invesco Ltd.	190,500	4,457,700
JP Morgan Chase & Co.	113,000	4,626,220
NYSE Euronext	26,100	894,447
TD Ameritrade Holding Corp.	36,700	716,017

		41,190,465

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	71,600	4,027,500

Engineering & Construction — 0.1%
McDermott International, Inc. (a)	33,300	659,673

Foods — 0.2%
Whole Foods Market, Inc.	20,500	1,300,725

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	25,500	1,837,275

Health Care – Products — 1.2%
Baxter International, Inc.	6,000	358,140
Edwards Lifesciences Corp. (a)	14,200	1,237,956
Intuitive Surgical, Inc. (a)	100	37,211
Stryker Corp.	84,600	4,965,174

		6,598,481

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 0.7%
Thermo Fisher Scientific, Inc. (a)	39,000	$2,511,210
UnitedHealth Group, Inc.	27,200	1,402,976

		3,914,186

Insurance — 0.7%
Marsh & McLennan Cos., Inc.	17,900	558,301
Prudential Financial, Inc.	48,900	3,109,551

		3,667,852

Internet — 15.8%
Amazon.com, Inc. (a)	127,400	26,052,026
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	92,700	12,990,051
eBay, Inc. (a)	161,000	5,195,470
Facebook, Inc. (a) (b)	89,629	2,540,561
Google, Inc. Class A (a)	46,600	23,597,308
Liberty Media Corp. - Interactive Class A (a)	190,000	3,186,300
Netflix, Inc. (a)	1,100	288,959
Priceline.com, Inc. (a)	17,600	9,009,968
Tencent Holdings Ltd.	240,600	6,604,894

		89,465,537

Leisure Time — 1.1%
Carnival Corp.	169,900	6,393,337

Lodging — 2.9%
Las Vegas Sands Corp. (a)	97,800	4,128,138
Marriott International, Inc. Class A	186,590	6,622,079
Starwood Hotels & Resorts Worldwide, Inc.	78,600	4,404,744
Wynn Resorts Ltd.	9,500	1,363,630

		16,518,591

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	14,800	1,575,608
Joy Global, Inc.	21,100	2,009,564

		3,585,172

Machinery – Diversified — 0.9%
Cummins, Inc.	4,800	496,752
Deere & Co.	27,500	2,267,375
Eaton Corp.	22,200	1,142,190
Roper Industries, Inc.	15,700	1,307,810

		5,214,127

Manufacturing — 6.0%
3M Co.	86,400	8,195,040
Danaher Corp.	377,800	20,019,622
Honeywell International, Inc.	88,500	5,273,715
Illinois Tool Works, Inc.	8,200	463,218

		33,951,595

	Number of Shares	Value
Media — 1.6%
Discovery Communications, Inc. Series C (a)	91,300	$3,337,015
Time Warner, Inc.	10,233	372,174
The Walt Disney Co.	130,200	5,083,008

		8,792,197

Metal Fabricate & Hardware — 1.5%
Precision Castparts Corp.	51,700	8,512,405

Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	15,000	793,500

Oil & Gas — 2.9%
Cimarex Energy Co.	14,600	1,312,832
Concho Resources, Inc. (a)	22,700	2,084,995
EOG Resources, Inc.	49,700	5,196,135
EQT Corp.	24,100	1,265,732
Exxon Mobil Corp.	1,100	89,518
Occidental Petroleum Corp.	34,900	3,630,996
Range Resources Corp.	40,100	2,225,550
Suncor Energy, Inc.	21,900	856,290

		16,662,048

Oil & Gas Services — 4.8%
Baker Hughes, Inc.	26,400	1,915,584
Cameron International Corp. (a)	45,700	2,298,253
FMC Technologies, Inc. (a)	66,400	2,974,056
Halliburton Co.	103,500	5,278,500
Schlumberger Ltd.	174,000	15,033,600

		27,499,993

Pharmaceuticals — 2.9%
Allergan, Inc.	53,900	4,487,175
Cardinal Health, Inc.	83,200	3,778,944
Express Scripts, Inc. (a)	139,200	7,514,016
Shire PLC Sponsored ADR (United Kingdom)	6,800	640,628

		16,420,763

Real Estate — 0.5%
CB Richard Ellis Group, Inc. Class A (a)	115,900	2,910,249

Retail — 6.4%
Bed Bath & Beyond, Inc. (a)	78,300	4,570,371
CarMax, Inc. (a)	1,600	52,912
Chipotle Mexican Grill, Inc. (a)	8,300	2,557,977
Coach, Inc.	55,100	3,522,543
Costco Wholesale Corp.	100	8,124
Dollar Tree, Inc. (a)	6,100	406,382
Kohl’s Corp.	1,100	55,011
McDonald’s Corp.	64,900	5,472,368
O’Reilly Automotive, Inc. (a)	72,900	4,775,679
Polo Ralph Lauren Corp.	25,600	3,394,816

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starbucks Corp.	247,400	$9,769,826
Tiffany & Co.	20,000	1,570,400
Walgreen Co.	100	4,246

		36,160,655

Semiconductors — 1.9%
Altera Corp.	35,500	1,645,425
Broadcom Corp. Class A (a)	133,200	4,480,848
Marvell Technology Group Ltd. (a)	3,200	47,248
Xilinx, Inc.	118,200	4,310,754

		10,484,275

Software — 0.6%
Autodesk, Inc. (a)	13,900	536,540
Cerner Corp. (a)	200	12,222
Fiserv, Inc. (a)	9,100	569,933
Intuit, Inc. (a)	22,100	1,146,106
Microsoft Corp.	8,500	221,000
Salesforce.com, Inc. (a)	6,700	998,166

		3,483,967

Telecommunications — 6.1%
American Tower Corp. Class A (a)	194,900	10,199,117
Corning, Inc.	267,600	4,856,940
Juniper Networks, Inc. (a)	178,000	5,607,000
Qualcomm, Inc.	247,300	14,044,167

		34,707,224

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,200	52,716
Mattel, Inc.	100	2,749

		55,465

Transportation — 3.5%
Expeditors International of Washington, Inc.	60,900	3,117,471
FedEx Corp.	89,300	8,470,105
Norfolk Southern Corp.	3,200	239,776
Union Pacific Corp.	78,500	8,195,400

		20,022,752

TOTAL COMMON STOCK (Cost $436,324,737)		566,951,635

TOTAL EQUITIES (Cost $436,324,737)		566,951,635

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,601	$1,601

TOTAL MUTUAL FUNDS (Cost $1,601)		1,601

TOTAL LONG-TERM INVESTMENTS (Cost $436,326,338)		566,953,236

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (c)	$4,568,842	4,568,842

TOTAL SHORT-TERM INVESTMENTS (Cost $4,568,842)		4,568,842

TOTAL INVESTMENTS — 100.6% (Cost $440,895,180) (d)		571,522,078

Other Assets/(Liabilities) — (0.6)%		(3,561,429)

NET ASSETS — 100.0%		$567,960,649

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $4,568,843. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $4,661,910.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Aerospace & Defense — 1.1%
Goodrich Corp.	7,910	$755,405

Apparel — 1.3%
Nike, Inc. Class B	9,670	870,107

Auto Manufacturers — 2.1%
Ford Motor Co. (a)	53,060	731,697
Paccar, Inc.	13,520	690,737

		1,422,434

Automotive & Parts — 0.8%
TRW Automotive Holdings Corp. (a)	4,680	276,260
WABCO Holdings, Inc. (a)	3,330	229,970

		506,230

Beverages — 3.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	7,860	455,958
The Coca-Cola Co.	16,480	1,108,939
Coca-Cola Enterprises, Inc.	13,970	407,645
Hansen Natural Corp. (a)	8,020	649,219

		2,621,761

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	2,720	127,922
Biogen Idec, Inc. (a)	4,800	513,216
Celgene Corp. (a)	3,550	214,136

		855,274

Chemicals — 3.9%
Albemarle Corp.	6,480	448,416
E.I. du Pont de Nemours & Co.	16,480	890,744
FMC Corp.	3,070	264,081
International Flavors & Fragrances, Inc.	4,360	280,086
Potash Corp. of Saskatchewan, Inc.	11,830	674,192

		2,557,519

Commercial Services — 3.8%
Manpower, Inc.	5,660	303,659
MasterCard, Inc. Class A	3,680	1,108,931
McKesson Corp.	5,310	444,182
Visa, Inc. Class A	8,220	692,617

		2,549,389

Computers — 7.3%
Accenture PLC Class A	1,880	113,590
Apple, Inc. (a)	8,880	2,980,749
Cognizant Technology Solutions Corp. Class A (a)	4,540	332,964
EMC Corp. (a)	43,090	1,187,129
NetApp, Inc. (a)	4,940	260,733

		4,875,165

	Number of Shares	Value
Cosmetics & Personal Care — 0.2%
The Estee Lauder Cos., Inc. Class A	1,000	$105,190

Diversified Financial — 6.9%
American Express Co.	20,630	1,066,571
Ameriprise Financial, Inc.	13,110	756,185
The Charles Schwab Corp.	14,410	237,044
Franklin Resources, Inc.	6,380	837,630
IntercontinentalExchange, Inc. (a)	5,960	743,272
JP Morgan Chase & Co.	22,850	935,479

		4,576,181

Electric — 0.8%
The AES Corp. (a)	43,290	551,515

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	6,190	277,931

Electronics — 2.1%
Agilent Technologies, Inc. (a)	21,760	1,112,154
Trimble Navigation Ltd. (a)	6,280	248,939

		1,361,093

Health Care – Products — 0.9%
Intuitive Surgical, Inc. (a)	1,660	617,703

Health Care – Services — 2.1%
CIGNA Corp.	10,980	564,701
HCA Holdings, Inc. (a)	7,440	245,520
WellPoint, Inc.	7,710	607,317

		1,417,538

Insurance — 0.6%
MetLife, Inc.	9,200	403,604

Internet — 4.6%
Amazon.com, Inc. (a)	5,680	1,161,503
Check Point Software Technologies Ltd. (a)	12,640	718,584
F5 Networks, Inc. (a)	2,060	227,115
Google, Inc. Class A (a)	1,160	587,401
Priceline.com, Inc. (a)	650	332,754

		3,027,357

Iron & Steel — 0.8%
Allegheny Technologies, Inc.	8,090	513,472

Lodging — 1.8%
Las Vegas Sands Corp. (a)	5,970	251,994
Marriott International, Inc. Class A	25,570	907,479

		1,159,473

Machinery – Construction & Mining — 0.6%
Joy Global, Inc.	4,020	382,865

Machinery – Diversified — 4.2%
Cummins, Inc.	5,880	608,521
Deere & Co.	10,510	866,549

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eaton Corp.	3,790	$194,996
Rockwell Automation, Inc.	12,920	1,120,939

		2,791,005

Media — 1.9%
CBS Corp. Class B	13,300	378,917
The Walt Disney Co.	22,080	862,003

		1,240,920

Metal Fabricate & Hardware — 1.9%
Precision Castparts Corp.	7,520	1,238,168

Mining — 0.3%
Yamana Gold, Inc.	16,270	189,220

Oil & Gas — 6.5%
Chevron Corp.	14,340	1,474,726
Concho Resources, Inc. (a)	5,210	478,538
Ensco PLC Sponsored ADR (United Kingdom)	9,920	528,736
Noble Energy, Inc.	5,060	453,528
Pioneer Natural Resources Co.	9,800	877,786
SM Energy Co.	7,260	533,465

		4,346,779

Oil & Gas Services — 5.2%
Baker Hughes, Inc.	18,150	1,316,964
Halliburton Co.	18,990	968,490
Schlumberger Ltd.	13,840	1,195,776

		3,481,230

Pharmaceuticals — 6.0%
Allergan, Inc.	11,890	989,843
AmerisourceBergen Corp.	7,970	329,958
Express Scripts, Inc. (a)	13,460	726,571
Merck & Co., Inc.	7,660	270,321
Perrigo Co.	7,420	651,995
Shire PLC Sponsored ADR (United Kingdom)	6,150	579,392
SXC Health Solutions Corp. (a)	3,380	199,150
Valeant Pharmaceuticals International, Inc.	4,990	259,280

		4,006,510

Real Estate — 0.9%
CB Richard Ellis Group, Inc. Class A (a)	19,230	482,865
Jones Lang LaSalle, Inc.	1,420	133,906

		616,771

Real Estate Investment Trusts (REITS) — 0.6%
Host Hotels & Resorts, Inc.	21,230	359,849

Retail — 6.1%
Abercrombie & Fitch Co. Class A	7,800	521,976
Costco Wholesale Corp.	7,370	598,739
Dick’s Sporting Goods, Inc. (a)	6,400	246,080
Kohl’s Corp.	3,640	182,036

	Number of Shares	Value
Limited Brands, Inc.	14,300	$549,835
McDonald’s Corp.	3,330	280,786
Polo Ralph Lauren Corp.	5,090	674,985
Tiffany & Co.	7,700	604,604
Walgreen Co.	9,520	404,219

		4,063,260

Semiconductors — 1.7%
Avago Technologies Ltd.	10,690	406,220
Broadcom Corp. Class A (a)	17,710	595,765
Rovi Corp. (a)	2,620	150,283

		1,152,268

Software — 4.9%
Autodesk, Inc. (a)	17,860	689,396
Citrix Systems, Inc. (a)	3,860	308,800
Intuit, Inc. (a)	11,220	581,869
Oracle Corp.	45,150	1,485,887
Salesforce.com, Inc. (a)	1,380	205,592

		3,271,544

Telecommunications — 5.1%
American Tower Corp. Class A (a)	18,650	975,954
Corning, Inc.	28,490	517,094
Juniper Networks, Inc. (a)	17,640	555,660
Polycom, Inc. (a)	4,490	288,707
Qualcomm, Inc.	18,690	1,061,405

		3,398,820

Transportation — 3.9%
CSX Corp.	65,470	1,716,624
Expeditors International of Washington, Inc.	17,580	899,920

		2,616,544

TOTAL COMMON STOCK (Cost $54,158,702)		64,180,094

TOTAL EQUITIES (Cost $54,158,702)		64,180,094

TOTAL LONG-TERM INVESTMENTS (Cost $54,158,702)		64,180,094

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$2,534,162	$2,534,162

TOTAL SHORT-TERM INVESTMENTS (Cost $2,534,162)		2,534,162

TOTAL INVESTMENTS — 100.3% (Cost $56,692,864) (c)		66,714,256

Other Assets/(Liabilities) — (0.3)%		(170,789)

NET ASSETS — 100.0%		$66,543,467

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,534,163. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,585,736.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Apparel — 3.0%
Nike, Inc. Class B	118,200	$10,635,636

Banks — 1.1%
Bank of New York Mellon Corp.	156,000	3,996,720

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc. (a)	100,300	4,717,109
Illumina, Inc. (a)	108,000	8,116,200

		12,833,309

Chemicals — 2.4%
Praxair, Inc.	32,300	3,500,997
Syngenta AG Sponsored ADR (Switzerland)	75,300	5,087,268

		8,588,265

Commercial Services — 9.7%
Apollo Group, Inc. Class A (a)	133,100	5,813,808
MasterCard, Inc. Class A	27,800	8,377,252
Visa, Inc. Class A	244,500	20,601,570

		34,792,630

Computers — 7.3%
Apple, Inc. (a)	64,400	21,617,148
Teradata Corp. (a)	79,200	4,767,840

		26,384,988

Distribution & Wholesale — 1.3%
W.W. Grainger, Inc.	30,200	4,640,230

Diversified Financial — 6.0%
The Charles Schwab Corp.	295,100	4,854,395
CME Group, Inc.	17,900	5,219,461
IntercontinentalExchange, Inc. (a)	92,260	11,505,745

		21,579,601

Health Care – Products — 3.2%
Intuitive Surgical, Inc. (a)	20,900	7,777,099
Varian Medical Systems, Inc. (a)	55,800	3,907,116

		11,684,215

Internet — 17.5%
Amazon.com, Inc. (a)	66,900	13,680,381
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	100,200	4,316,616
F5 Networks, Inc. (a)	56,300	6,207,075
Google, Inc. Class A (a)	27,000	13,672,260

	Number of Shares	Value
Netflix, Inc. (a)	23,600	$6,199,484
OpenTable, Inc. (a)	27,400	2,277,488
Priceline.com, Inc. (a)	22,400	11,467,232
VeriSign, Inc.	150,000	5,019,000

		62,839,536

Lodging — 1.2%
Las Vegas Sands Corp. (a)	104,300	4,402,503

Oil & Gas — 3.2%
EOG Resources, Inc.	75,800	7,924,890
Southwestern Energy Co. (a)	79,700	3,417,536

		11,342,426

Oil & Gas Services — 5.7%
FMC Technologies, Inc. (a)	114,200	5,115,018
National Oilwell Varco, Inc.	98,600	7,711,506
Schlumberger Ltd.	88,300	7,629,120

		20,455,644

Pharmaceuticals — 8.8%
Allergan, Inc.	180,600	15,034,950
Medco Health Solutions, Inc. (a)	137,700	7,782,804
Novo Nordisk A/S Sponsored ADR (Denmark)	41,600	5,211,648
Perrigo Co.	41,400	3,637,818

		31,667,220

Retail — 5.3%
Lowe’s Cos., Inc.	181,900	4,240,089
Staples, Inc.	216,900	3,427,020
Starbucks Corp.	144,300	5,698,407
Walgreen Co.	137,600	5,842,496

		19,208,012

Semiconductors — 0.9%
ASML Holding NV	91,300	3,374,448

Software — 6.9%
Adobe Systems, Inc. (a)	161,000	5,063,450
Intuit, Inc. (a)	111,800	5,797,948
Salesforce.com, Inc. (a)	94,300	14,048,814

		24,910,212

Telecommunications — 8.9%
Crown Castle International Corp. (a)	176,700	7,207,593
Polycom, Inc. (a)	59,500	3,825,850
Qualcomm, Inc.	366,700	20,824,893

		31,858,336

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	43,500	$3,429,540
Expeditors International of Washington, Inc.	90,400	4,627,576

		8,057,116

TOTAL COMMON STOCK (Cost $250,961,986)		353,251,047

TOTAL EQUITIES (Cost $250,961,986)		353,251,047

TOTAL LONG-TERM INVESTMENTS (Cost $250,961,986)		353,251,047

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$6,379,322	6,379,322

TOTAL SHORT-TERM INVESTMENTS (Cost $6,379,322)		6,379,322

TOTAL INVESTMENTS — 100.0% (Cost $257,341,308) (c)		359,630,369

Other Assets/(Liabilities) — 0.0%		9,087

NET ASSETS — 100.0%		$359,639,456

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,379,324. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $6,509,577.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Auto Manufacturers — 0.7%
Paccar, Inc.	7,021	$358,703

Beverages — 0.5%
Green Mountain Coffee Roasters, Inc. (a)	2,931	261,621

Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc. (a)	3,526	165,828
Amgen, Inc. (a)	17,797	1,038,455
Biogen Idec, Inc. (a)	4,638	495,895
Celgene Corp. (a)	8,859	534,375
Illumina, Inc. (a)	2,357	177,129
Life Technologies Corp. (a)	3,444	179,329
Vertex Pharmaceuticals, Inc. (a)	3,959	205,828

		2,796,839

Chemicals — 0.4%
Sigma-Aldrich Corp.	2,343	171,929

Commercial Services — 1.7%
Apollo Group, Inc. Class A (a)	2,721	118,853
Automatic Data Processing, Inc.	9,570	504,148
Paychex, Inc.	6,927	212,797

		835,798

Computers — 16.2%
Apple, Inc. (a)	17,725	5,949,750
Cognizant Technology Solutions Corp. Class A (a)	5,825	427,206
Dell, Inc. (a)	36,182	603,154
NetApp, Inc. (a)	7,053	372,257
Research In Motion Ltd. (a)	10,051	289,971
SanDisk Corp. (a)	4,578	189,987
Seagate Technology PLC	8,259	133,466

		7,965,791

Distribution & Wholesale — 0.4%
Fastenal Co.	5,686	204,639

Electronics — 0.7%
Flextronics International Ltd. (a)	14,379	92,313
FLIR Systems, Inc.	3,067	103,388
Garmin Ltd.	3,958	130,733

		326,434

Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	1,645	217,584

Environmental Controls — 0.3%
Stericycle, Inc. (a)	1,635	145,711

Foods — 0.4%
Whole Foods Market, Inc.	3,368	213,700

	Number of Shares	Value
Health Care – Products — 1.0%
Henry Schein, Inc. (a)	1,784	$127,716
Intuitive Surgical, Inc. (a)	752	279,827
QIAGEN NV (a)	4,501	85,609

		493,152

Internet — 16.8%
Akamai Technologies, Inc. (a)	3,611	113,638
Amazon.com, Inc. (a)	8,665	1,771,906
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	5,193	727,695
Check Point Software Technologies Ltd. (a)	3,986	226,604
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	2,834	122,089
eBay, Inc. (a)	24,868	802,490
Expedia, Inc.	4,737	137,326
F5 Networks, Inc. (a)	1,552	171,108
Google, Inc. Class A (a)	4,849	2,455,437
Liberty Media Corp. - Interactive Class A (a)	11,033	185,023
Netflix, Inc. (a)	1,004	263,741
Priceline.com, Inc. (a)	952	487,357
Symantec Corp. (a)	14,495	285,841
VeriSign, Inc.	3,227	107,975
Yahoo!, Inc. (a)	24,913	374,692

		8,232,922

Lodging — 0.7%
Wynn Resorts Ltd.	2,383	342,056

Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	1,997	190,194

Media — 4.8%
Comcast Corp. Class A	39,967	1,012,764
DIRECTV Class A (a)	14,725	748,325
News Corp. Class A	34,989	619,305

		2,380,394

Pharmaceuticals — 4.8%
Cephalon, Inc. (a)	1,469	117,373
DENTSPLY International, Inc.	2,715	103,387
Express Scripts, Inc. (a)	10,161	548,491
Gilead Sciences, Inc. (a)	15,070	624,049
Mylan, Inc. (a)	8,376	206,636
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	13,477	649,861
Warner Chilcott PLC Class A	4,847	116,958

		2,366,755

Retail — 5.1%
Bed Bath & Beyond, Inc. (a)	4,776	278,775
Costco Wholesale Corp.	8,359	679,085
Dollar Tree, Inc. (a)	2,344	156,157

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	2,638	$172,816
Ross Stores, Inc.	2,256	180,751
Sears Holdings Corp. (a)	2,055	146,809
Staples, Inc.	13,666	215,923
Starbucks Corp.	14,374	567,629
Urban Outfitters, Inc. (a)	3,091	87,012

		2,484,957

Semiconductors — 9.2%
Altera Corp.	6,147	284,914
Applied Materials, Inc.	25,227	328,203
Broadcom Corp. Class A (a)	9,257	311,406
Intel Corp.	101,609	2,251,655
KLA-Tencor Corp.	3,239	131,115
Lam Research Corp. (a)	2,364	104,678
Linear Technology Corp.	4,361	144,000
Marvell Technology Group Ltd. (a)	11,733	173,238
Maxim Integrated Products, Inc.	5,674	145,027
Microchip Technology, Inc.	3,670	139,130
Micron Technology, Inc. (a)	19,269	144,132
NVIDIA Corp. (a)	11,521	183,587
Xilinx, Inc.	5,096	185,851

		4,526,936

Software — 19.9%
Activision Blizzard, Inc.	21,924	256,072
Adobe Systems, Inc. (a)	9,679	304,404
Autodesk, Inc. (a)	4,388	169,377
BMC Software, Inc. (a)	3,403	186,144
CA, Inc.	9,657	220,566
Cerner Corp. (a)	3,226	197,141
Citrix Systems, Inc. (a)	3,590	287,200
Electronic Arts, Inc. (a)	6,416	151,418
Fiserv, Inc. (a)	2,755	172,546
Infosys Ltd. Sponsored ADR (India)	1,934	126,155
Intuit, Inc. (a)	5,800	300,788
Microsoft Corp.	161,618	4,202,068
Oracle Corp.	96,999	3,192,237

		9,766,116

Telecommunications — 8.6%
Cisco Systems, Inc.	105,421	1,645,622
NII Holdings, Inc. (a)	3,249	137,693
Qualcomm, Inc.	32,008	1,817,734
Virgin Media, Inc.	6,076	181,855
Vodafone Group PLC Sponsored ADR (United Kingdom)	16,631	444,380

		4,227,284

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	6,704	184,293

	Number of Shares	Value
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	3,174	$250,238
Expeditors International of Washington, Inc.	4,054	207,524

		457,762

TOTAL COMMON STOCK (Cost $41,238,148)		49,151,570

TOTAL EQUITIES (Cost $41,238,148)		49,151,570

TOTAL LONG-TERM INVESTMENTS (Cost $41,238,148)		49,151,570

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Discount Notes — 0.2%
U.S. Treasury Bill (b) 0.051% 11/17/11	$60,000	59,988
U.S. Treasury Bill (b) 0.065% 11/17/11	30,000	29,992
U.S. Treasury Bill (b) 0.095% 11/17/11	15,000	14,995

		104,975

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (c)	108,067	108,067

TOTAL SHORT-TERM INVESTMENTS (Cost $213,042)		213,042

TOTAL INVESTMENTS — 100.4% (Cost $41,451,190) (d)		49,364,612

Other Assets/(Liabilities) — (0.4)%		(195,079)

NET ASSETS — 100.0%		$49,169,533

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $108,067. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $111,176.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.9%

COMMON STOCK — 93.9%
Aerospace & Defense — 5.4%
The Boeing Co.	480,000	$35,486,400

Banks — 5.3%
Wells Fargo & Co.	1,229,300	34,494,158

Commercial Services — 10.6%
Robert Half International, Inc.	1,100,000	29,733,000
Visa, Inc. Class A	466,000	39,265,160

		68,998,160

Computers — 4.4%
Diebold, Inc.	920,000	28,529,200

Diversified Financial — 7.4%
Discover Financial Services	424,500	11,355,375
Franklin Resources, Inc.	280,000	36,761,200

		48,116,575

Electric — 5.2%
Calpine Corp. (a)	2,100,000	33,873,000

Entertainment — 4.9%
Penn National Gaming, Inc. (a)	800,000	32,272,000

Leisure Time — 5.2%
Carnival Corp.	900,000	33,867,000

Lodging — 3.1%
Starwood Hotels & Resorts Worldwide, Inc.	360,000	20,174,400

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	56,000	5,961,760

Manufacturing — 5.1%
Illinois Tool Works, Inc.	586,500	33,131,385

Oil & Gas — 13.4%
Apache Corp.	200,000	24,678,000
Range Resources Corp.	581,700	32,284,350
Ultra Petroleum Corp. (a)	667,600	30,576,080

		87,538,430

Oil & Gas Services — 7.5%
National Oilwell Varco, Inc.	400,000	31,284,000
Transocean Ltd.	270,000	17,431,200

		48,715,200

Retail — 3.8%
Cabela’s, Inc. (a)	453,113	12,302,018
Tiffany & Co.	163,600	12,845,872

		25,147,890

	Number of Shares	Value
Semiconductors — 11.7%
Applied Materials, Inc.	2,450,000	$31,874,500
Intel Corp.	2,000,000	44,320,000

		76,194,500

TOTAL COMMON STOCK (Cost $484,794,638)		612,500,058

TOTAL EQUITIES (Cost $484,794,638)		612,500,058

TOTAL LONG-TERM INVESTMENTS (Cost $484,794,638)		612,500,058

	Principal Amount
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement — 5.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$35,902,301	35,902,301

TOTAL SHORT-TERM INVESTMENTS (Cost $35,902,301)		35,902,301

TOTAL INVESTMENTS — 99.4% (Cost $520,696,939) (c)		648,402,359

Other Assets/(Liabilities) — 0.6%		3,638,692

NET ASSETS — 100.0%		$652,041,051

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $35,902,311. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $36,623,493.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Aerospace & Defense — 1.5%
L-3 Communications Holdings, Inc.	14,100	$1,233,045
Triumph Group, Inc.	11,455	1,140,689

		2,373,734

Agriculture — 1.2%
Reynolds American, Inc.	51,775	1,918,264

Apparel — 0.4%
VF Corp.	5,600	607,936

Automotive & Parts — 2.3%
Lear Corp.	68,600	3,668,728

Banks — 4.8%
Cullen/Frost Bankers, Inc.	19,900	1,131,315
Fifth Third Bancorp	175,725	2,240,494
Huntington Bancshares, Inc.	287,775	1,887,804
KeyCorp	262,525	2,186,833

		7,446,446

Beverages — 0.3%
Constellation Brands, Inc. Class A (a)	23,875	497,078

Building Materials — 0.7%
Owens Corning, Inc. (a)	29,150	1,088,753

Chemicals — 1.6%
Agrium, Inc.	10,125	888,570
Huntsman Corp.	85,040	1,603,004

		2,491,574

Coal — 1.0%
Walter Energy, Inc.	13,700	1,586,460

Commercial Services — 2.1%
Hertz Global Holdings, Inc. (a)	65,050	1,032,994
McKesson Corp.	14,700	1,229,655
Weight Watchers International, Inc.	12,625	952,809

		3,215,458

Computers — 0.7%
Western Digital Corp. (a)	29,550	1,075,029

Distribution & Wholesale — 0.3%
United Stationers, Inc.	14,875	527,021

Diversified Financial — 5.9%
Discover Financial Services	91,200	2,439,600
Federated Investors, Inc. Class B	45,800	1,091,872
Invesco Ltd.	71,475	1,672,515
NYSE Euronext	16,300	558,601
Raymond James Financial, Inc.	40,300	1,295,645
SLM Corp.	132,650	2,229,846

		9,288,079

	Number of Shares	Value
Electric — 4.2%
CMS Energy Corp.	109,725	$2,160,485
Edison International	29,200	1,131,500
FirstEnergy Corp.	48,425	2,137,964
SCANA Corp.	28,300	1,114,171

		6,544,120

Electronics — 0.8%
Jabil Circuit, Inc.	58,400	1,179,680

Engineering & Construction — 1.3%
KBR, Inc.	53,070	2,000,208

Foods — 4.6%
ConAgra Foods, Inc.	46,300	1,195,003
Corn Products International, Inc.	24,000	1,326,720
The Kroger Co.	24,700	612,560
Smithfield Foods, Inc. (a)	61,350	1,341,724
Sysco Corp.	33,525	1,045,310
The Hain Celestial Group, Inc. (a)	48,850	1,629,636

		7,150,953

Forest Products & Paper — 1.7%
International Paper Co.	41,000	1,222,620
MeadWestvaco Corp.	43,275	1,441,490

		2,664,110

Gas — 4.3%
AGL Resources, Inc.	29,300	1,192,803
Atmos Energy Corp.	34,600	1,150,450
Energen Corp.	27,075	1,529,737
NiSource, Inc.	137,700	2,788,425

		6,661,415

Health Care – Products — 2.0%
C.R. Bard, Inc.	11,900	1,307,334
Zimmer Holdings, Inc. (a)	28,775	1,818,580

		3,125,914

Health Care – Services — 4.2%
CIGNA Corp.	32,150	1,653,475
Health Management Associates, Inc. Class A (a)	186,875	2,014,512
Health Net, Inc. (a)	55,425	1,778,588
Quest Diagnostics, Inc.	19,600	1,158,360

		6,604,935

Household Products — 0.7%
Avery Dennison Corp.	30,100	1,162,763

Insurance — 6.8%
The Hartford Financial Services Group, Inc.	62,600	1,650,762
Lincoln National Corp.	59,450	1,693,731
Marsh & McLennan Cos., Inc.	70,775	2,207,472

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mercury General Corp.	26,900	$1,062,281
Reinsurance Group of America, Inc. Class A	18,700	1,138,082
Unum Group	44,600	1,136,408
XL Group PLC	80,950	1,779,281

		10,668,017

Internet — 1.8%
Symantec Corp. (a)	101,775	2,007,003
ValueClick, Inc. (a)	50,325	835,395

		2,842,398

Iron & Steel — 0.7%
Reliance Steel & Aluminum Co.	22,600	1,122,090

Leisure Time — 0.8%
Harley-Davidson, Inc.	30,725	1,258,803

Lodging — 0.7%
Wyndham Worldwide Corp.	34,125	1,148,306

Machinery – Diversified — 1.0%
Eaton Corp.	29,550	1,520,348

Manufacturing — 1.1%
Pentair, Inc.	40,800	1,646,688

Media — 0.5%
CBS Corp. Class B	30,025	855,412

Metal Fabricate & Hardware — 1.1%
The Timken Co.	32,625	1,644,300

Mining — 1.9%
Alcoa, Inc.	119,500	1,895,270
Yamana Gold, Inc.	97,200	1,130,436

		3,025,706

Office Equipment/Supplies — 1.6%
Xerox Corp.	236,400	2,460,924

Oil & Gas — 5.3%
Chesapeake Energy Corp.	37,100	1,101,499
Denbury Resources, Inc. (a)	104,400	2,088,000
Murphy Oil Corp.	17,000	1,116,220
Nexen, Inc.	53,900	1,212,750
SM Energy Co.	7,925	582,329
Western Refining, Inc. (a)	117,025	2,114,642

		8,215,440

Oil & Gas Services — 2.4%
Oil States International, Inc. (a)	18,575	1,484,328
Superior Energy Services, Inc. (a)	30,375	1,128,128
Tidewater, Inc.	22,000	1,183,820

		3,796,276

Packaging & Containers — 0.8%
Sonoco Products Co.	33,500	1,190,590

	Number of Shares	Value
Pharmaceuticals — 1.2%
Cardinal Health, Inc.	40,975	$1,861,085

Real Estate Investment Trusts (REITS) — 5.5%
Annaly Capital Management, Inc.	31,500	568,260
BioMed Realty Trust, Inc.	28,400	546,416
CBL & Associates Properties, Inc.	107,800	1,954,414
Duke Realty Corp.	84,000	1,176,840
DuPont Fabros Technology, Inc.	33,025	832,230
Home Properties, Inc.	21,900	1,333,272
Hospitality Properties Trust	47,700	1,156,725
Vornado Realty Trust	11,575	1,078,558

		8,646,715

Retail — 7.1%
The Gap, Inc.	58,200	1,053,420
Kohl’s Corp.	22,800	1,140,228
Limited Brands, Inc.	17,300	665,185
Macy’s, Inc.	91,450	2,673,998
Nu Skin Enterprises, Inc. Class A	17,200	645,860
Phillips-Van Heusen Corp.	22,910	1,499,917
Pier 1 Imports, Inc. (a)	96,675	1,118,530
Signet Jewelers Ltd. (a)	37,575	1,758,886
Williams-Sonoma, Inc.	14,725	537,315

		11,093,339

Savings & Loans — 1.1%
First Niagara Financial Group, Inc.	135,750	1,791,900

Semiconductors — 2.1%
Atmel Corp. (a)	139,250	1,959,248
KLA-Tencor Corp.	14,000	566,720
Xilinx, Inc.	19,400	707,518

		3,233,486

Software — 1.6%
CA, Inc.	48,100	1,098,604
Progress Software Corp. (a)	58,187	1,404,052

		2,502,656

Telecommunications — 2.5%
Alcatel-Lucent Sponsored ADR (France) (a)	237,575	1,370,808
CenturyLink, Inc.	28,501	1,152,295
MetroPCS Communications, Inc. (a)	76,075	1,309,251

		3,832,354

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	43,800	1,204,062

Transportation — 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	8,600	511,786
Ryder System, Inc.	31,125	1,769,456

		2,281,242

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 1.8%
American Water Works Co., Inc.	97,200	$2,862,540

TOTAL COMMON STOCK (Cost $138,509,008)		153,583,335

TOTAL EQUITIES (Cost $138,509,008)		153,583,335

TOTAL LONG-TERM INVESTMENTS (Cost $138,509,008)		153,583,335

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$3,157,017	3,157,017

TOTAL SHORT-TERM INVESTMENTS (Cost $3,157,017)		3,157,017

TOTAL INVESTMENTS — 100.3% (Cost $141,666,025) (c)		156,740,352

Other Assets/(Liabilities) — (0.3)%		(471,813)

NET ASSETS — 100.0%		$156,268,539

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,157,018. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 5/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $3,224,113.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Apparel — 1.2%
Ascena Retail Group, Inc. (a)	27,100	$922,755
Skechers U.S.A., Inc. Class A (a)	27,500	398,200

		1,320,955

Auto Manufacturers — 0.8%
Oshkosh Corp. (a)	29,100	842,154

Automotive & Parts — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	119,000	1,354,220

Banks — 6.8%
Center Financial Corp. (a)	10,600	67,310
First Midwest Bancorp, Inc.	70,000	860,300
Hancock Holding Co.	14,800	458,504
International Bancshares Corp.	45,300	757,869
MB Financial, Inc.	28,900	556,036
Nara Bancorp, Inc. (a)	5,200	42,276
Northwest Bancshares, Inc.	76,700	964,886
Prosperity Bancshares, Inc.	35,800	1,568,756
Synovus Financial Corp.	491,200	1,021,696
Webster Financial Corp.	44,800	941,696
Westamerica Bancorp.	5,900	290,575

		7,529,904

Biotechnology — 0.9%
Charles River Laboratories International, Inc. (a)	25,000	1,016,250

Building Materials — 2.4%
Comfort Systems USA, Inc.	56,500	599,465
Gibraltar Industries, Inc. (a)	43,906	497,016
Simpson Manufacturing Co., Inc.	37,900	1,132,073
Trex Co., Inc. (a)	18,300	447,984

		2,676,538

Chemicals — 1.8%
Kraton Performance Polymers, Inc. (a)	12,200	477,874
PolyOne Corp.	96,700	1,495,949

		1,973,823

Commercial Services — 9.2%
Aaron’s, Inc.	26,950	761,607
Arbitron, Inc.	33,100	1,368,023
Insperity, Inc.	22,200	657,342
Korn/Ferry International (a)	60,600	1,332,594
MAXIMUS, Inc.	32,700	2,705,271
RSC Holdings, Inc. (a)	117,600	1,406,496
Towers Watson & Co. Class A	9,500	624,245
Valassis Communications, Inc. (a)	42,100	1,275,630

		10,131,208

	Number of Shares	Value
Computers — 3.0%
Diebold, Inc.	26,900	$834,169
Electronics for Imaging, Inc. (a)	9,723	167,430
Mentor Graphics Corp. (a)	120,200	1,539,762
Mercury Computer Systems, Inc. (a)	40,800	762,144

		3,303,505

Distribution & Wholesale — 1.2%
United Stationers, Inc.	38,000	1,346,340

Diversified Financial — 1.0%
Federated Investors, Inc. Class B	18,700	445,808
Janus Capital Group, Inc.	70,200	662,688

		1,108,496

Electric — 1.3%
Unisource Energy Corp.	23,400	873,522
Westar Energy, Inc.	21,300	573,183

		1,446,705

Electrical Components & Equipment — 2.5%
Belden, Inc.	45,900	1,600,074
Littelfuse, Inc.	20,300	1,192,016

		2,792,090

Electronics — 6.3%
Coherent, Inc. (a)	7,800	431,106
Faro Technologies, Inc. (a)	16,900	740,220
Gentex Corp.	45,900	1,387,557
Park Electrochemical Corp.	33,000	922,350
Plexus Corp. (a)	43,400	1,510,754
Vishay Intertechnology, Inc. (a)	121,700	1,830,368
Vishay Precision Group, Inc. (a)	6,850	115,628

		6,937,983

Engineering & Construction — 0.8%
Insituform Technologies, Inc. Class A (a)	44,300	928,971

Entertainment — 0.4%
Bally Technologies, Inc. (a)	12,000	488,160

Foods — 0.8%
Ralcorp Holdings, Inc. (a)	10,700	926,406

Forest Products & Paper — 0.6%
Deltic Timber Corp.	13,000	697,970

Gas — 2.1%
Atmos Energy Corp.	17,500	581,875
New Jersey Resources Corp.	10,300	459,483
UGI Corp.	25,900	825,951
WGL Holdings, Inc.	11,700	450,333

		2,317,642

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	18,800	1,255,276

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.3%
Haemonetics Corp. (a)	5,000	$321,850

Health Care – Services — 3.3%
AmSurg Corp. (a)	34,100	891,033
HEALTHSOUTH Corp. (a)	56,100	1,472,625
ICON PLC Sponsored ADR (Ireland) (a)	54,800	1,291,088

		3,654,746

Home Furnishing — 1.3%
Whirlpool Corp.	17,000	1,382,440

Household Products — 0.5%
Acco Brands Corp. (a)	77,200	606,020

Insurance — 6.9%
Alleghany Corp. (a)	1,458	485,674
Assured Guaranty Ltd.	31,400	512,134
Delphi Financial Group, Inc. Class A	41,200	1,203,452
Platinum Underwriters Holdings Ltd.	20,700	688,068
Primerica, Inc.	28,800	632,736
ProAssurance Corp. (a)	15,000	1,050,000
Reinsurance Group of America, Inc. Class A	20,500	1,247,630
Torchmark Corp.	18,800	1,205,832
White Mountains Insurance Group Ltd.	1,400	588,224

		7,613,750

Internet — 0.8%
Websense, Inc. (a)	32,800	851,816

Investment Companies — 0.8%
Ares Capital Corp.	55,300	888,671

Leisure Time — 1.0%
Brunswick Corp.	51,700	1,054,680

Lodging — 0.5%
Choice Hotels International, Inc.	16,700	557,112

Machinery – Construction & Mining — 1.4%
Terex Corp. (a)	53,100	1,510,695

Machinery – Diversified — 3.7%
Albany International Corp. Class A	41,200	1,087,268
Cognex Corp.	42,500	1,505,775
Flowserve Corp.	6,600	725,274
Zebra Technologies Corp. Class A (a)	18,000	759,060

		4,077,377

Manufacturing — 4.4%
Acuity Brands, Inc.	9,100	507,598
AptarGroup, Inc.	15,100	790,334
Carlisle Cos., Inc.	42,000	2,067,660
ESCO Technologies, Inc.	21,500	791,200
Matthews International Corp. Class A	18,200	730,730

		4,887,522

	Number of Shares	Value
Media — 0.6%
John Wiley & Sons, Inc. Class A	12,100	$629,321

Metal Fabricate & Hardware — 1.0%
Mueller Industries, Inc.	29,200	1,106,972

Office Furnishings — 1.1%
Herman Miller, Inc.	46,400	1,263,008

Oil & Gas — 2.1%
GeoResources, Inc. (a)	25,000	562,250
Penn Virginia Corp.	36,800	486,128
Plains Exploration & Production Co. (a)	19,000	724,280
Whiting Petroleum Corp. (a)	10,000	569,100

		2,341,758

Oil & Gas Services — 0.7%
SEACOR Holdings, Inc.	7,600	759,696

Packaging & Containers — 0.4%
Greif, Inc. Class A	7,100	461,713

Real Estate Investment Trusts (REITS) — 1.0%
DiamondRock Hospitality Co.	35,334	379,134
Mack-Cali Realty Corp.	10,800	355,752
Ventas, Inc.	7,500	395,325

		1,130,211

Retail — 7.5%
Cabela’s, Inc. (a)	55,200	1,498,680
Casey’s General Stores, Inc.	17,700	778,800
The Cato Corp. Class A	46,000	1,324,800
CEC Entertainment, Inc.	17,821	714,800
Fred’s, Inc. Class A	40,300	581,529
The Men’s Wearhouse, Inc.	45,900	1,546,830
Sonic Corp. (a)	62,100	660,123
Stage Stores, Inc.	68,600	1,152,480

		8,258,042

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	40,960	540,672

Semiconductors — 2.3%
Brooks Automation, Inc. (a)	123,100	1,336,866
Maxim Integrated Products, Inc.	46,400	1,185,984

		2,522,850

Software — 1.4%
Fiserv, Inc. (a)	24,300	1,521,909

Storage & Warehousing — 1.2%
Mobile Mini, Inc. (a)	63,200	1,339,208

Textiles — 0.5%
G&K Services, Inc. Class A	16,800	568,848

Toys, Games & Hobbies — 1.4%
Mattel, Inc.	54,800	1,506,452

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 3.9%
Bristow Group, Inc.	12,100	$617,342
Forward Air Corp.	42,000	1,419,180
Genesee & Wyoming, Inc. Class A (a)	19,000	1,114,160
Kirby Corp. (a)	19,500	1,105,065

		4,255,747

Trucking & Leasing — 0.8%
GATX Corp.	24,800	920,576

TOTAL COMMON STOCK (Cost $87,043,677)		106,928,258

TOTAL EQUITIES (Cost $87,043,677)		106,928,258

TOTAL LONG-TERM INVESTMENTS (Cost $87,043,677)		106,928,258

	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$3,731,288	3,731,288

TOTAL SHORT-TERM INVESTMENTS (Cost $3,731,288)		3,731,288

TOTAL INVESTMENTS — 100.1% (Cost $90,774,965) (c)		110,659,546

Other Assets/(Liabilities) — (0.1)%		(120,575)

NET ASSETS — 100.0%		$110,538,971

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,731,289. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 5/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $3,810,510.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 95.9%
Aerospace & Defense — 2.0%
AAR Corp.	32,000	$866,880
Curtiss-Wright Corp.	31,500	1,019,655
Ducommun, Inc.	46,600	958,562
Esterline Technologies Corp. (a)	14,450	1,103,980
Kaman Corp.	44,900	1,592,603
Kratos Defense & Security Solutions, Inc. (a)	211,800	2,575,488
Moog, Inc. Class A (a)	24,048	1,046,569
Teledyne Technologies, Inc. (a)	17,000	856,120
Triumph Group, Inc.	14,700	1,463,826

		11,483,683

Agriculture — 0.2%
Alliance One International, Inc. (a)	414,350	1,338,351

Airlines — 0.8%
Alaska Air Group, Inc. (a)	54,500	3,731,070
JetBlue Airways Corp. (a)	138,845	846,954

		4,578,024

Apparel — 0.5%
K-Swiss, Inc. Class A (a)	109,700	1,166,111
The Timberland Co. Class A (a)	32,475	1,395,451

		2,561,562

Automotive & Parts — 0.8%
Cooper Tire & Rubber Co.	116,525	2,306,030
Spartan Motors, Inc.	116,225	627,615
Tenneco, Inc. (a)	35,775	1,576,604

		4,510,249

Banks — 6.7%
City Holding Co.	35,235	1,163,812
Columbia Banking System, Inc.	46,500	800,730
East West Bancorp, Inc.	179,975	3,637,295
F.N.B. Corp.	165,900	1,717,065
FirstMerit Corp.	94,987	1,568,235
Glacier Bancorp, Inc.	125,000	1,685,000
Home Bancshares, Inc.	82,900	1,959,756
IBERIABANK Corp.	19,990	1,152,224
Independent Bank Corp.	55,885	1,466,981
National Penn Bancshares, Inc.	193,575	1,535,050
Northwest Bancshares, Inc.	89,000	1,119,620
Old National Bancorp	145,100	1,567,080
Prosperity Bancshares, Inc.	29,435	1,289,842
Sandy Spring Bancorp, Inc.	27,700	498,323
Signature Bank (a)	34,000	1,944,800
Susquehanna Bancshares, Inc.	164,525	1,316,200
SVB Financial Group (a)	84,000	5,015,640
Trustmark Corp.	96,263	2,253,517
Umpqua Holdings Corp.	200,075	2,314,868

	Number of Shares	Value
United Bankshares, Inc.	29,500	$722,160
Webster Financial Corp.	52,525	1,104,075
Wintrust Financial Corp.	69,000	2,220,420

		38,052,693

Biotechnology — 0.2%
Exelixis, Inc. (a)	153,600	1,376,256

Building Materials — 1.1%
Comfort Systems USA, Inc.	87,300	926,253
Drew Industries, Inc.	86,500	2,138,280
Gibraltar Industries, Inc. (a)	104,000	1,177,280
Interline Brands, Inc. (a)	55,230	1,014,575
Universal Forest Products, Inc.	47,500	1,138,100

		6,394,488

Chemicals — 2.2%
American Vanguard Corp.	87,100	1,129,687
Arch Chemicals, Inc.	61,300	2,111,172
Georgia Gulf Corp. (a)	43,950	1,060,953
Innospec, Inc. (a)	100,000	3,361,000
Minerals Technologies, Inc.	39,350	2,608,512
OM Group, Inc. (a)	26,980	1,096,467
The Valspar Corp.	35,400	1,276,524

		12,644,315

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	67,900	1,446,270

Commercial Services — 5.4%
Aaron’s, Inc.	268,800	7,596,288
Deluxe Corp.	59,650	1,473,952
Electro Rent Corp.	125,400	2,146,848
Exponent, Inc. (a)	19,925	866,937
FTI Consulting, Inc. (a)	37,000	1,403,780
Global Payments, Inc.	30,700	1,565,700
Healthspring, Inc. (a)	29,075	1,340,648
Kforce, Inc. (a)	84,425	1,104,279
Landauer, Inc.	22,700	1,398,093
McGrath Rentcorp	112,500	3,159,000
Navigant Consulting, Inc. (a)	117,200	1,229,428
On Assignment, Inc. (a)	162,000	1,592,460
Pharmaceutical Product Development, Inc.	44,200	1,186,328
PHH Corp. (a)	64,925	1,332,261
Rent-A-Center, Inc.	55,850	1,706,776
Service Corp. International	96,700	1,129,456
Startek, Inc. (a)	87,036	300,274

		30,532,508

Computers — 0.3%
MTS Systems Corp.	24,400	1,020,652
Xyratex Ltd. (a)	63,000	646,380

		1,667,032

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	186,100	$4,246,802
Owens & Minor, Inc.	135,500	4,673,395
Pool Corp.	72,000	2,146,320

		11,066,517

Diversified Financial — 2.6%
E*TRADE Financial Corp. (a)	77,530	1,069,914
Eaton Vance Corp.	36,827	1,113,280
GFI Group, Inc.	342,500	1,572,075
Jefferies Group, Inc.	44,400	905,760
JMP Group, Inc.	62,300	437,969
Knight Capital Group, Inc. Class A (a)	154,850	1,706,447
Lazard Ltd. Class A	24,850	921,935
Piper Jaffray Cos., Inc. (a)	42,150	1,214,342
Raymond James Financial, Inc.	47,103	1,514,361
Stifel Financial Corp. (a)	111,825	4,010,045

		14,466,128

Electric — 3.8%
Avista Corp.	76,050	1,953,725
Black Hills Corp.	36,700	1,104,303
Cleco Corp.	76,550	2,667,767
El Paso Electric Co.	174,850	5,647,655
The Empire District Electric Co.	22,800	439,128
IDACORP, Inc.	40,975	1,618,513
MGE Energy, Inc.	20,200	818,706
NorthWestern Corp.	46,200	1,529,682
Pike Electric Corp. (a)	113,375	1,002,235
Portland General Electric Co.	110,975	2,805,448
TECO Energy, Inc.	110,850	2,093,956

		21,681,118

Electrical Components & Equipment — 1.4%
Advanced Energy Industries, Inc. (a)	103,400	1,529,286
Belden, Inc.	64,400	2,244,984
EnerSys (a)	7,900	271,918
GrafTech International Ltd. (a)	50,010	1,013,703
Littelfuse, Inc.	46,300	2,718,736

		7,778,627

Electronics — 2.4%
Analogic Corp.	22,900	1,204,311
Checkpoint Systems, Inc. (a)	43,498	777,744
CTS Corp.	57,115	552,302
Cymer, Inc. (a)	42,300	2,094,273
Electro Scientific Industries, Inc. (a)	50,500	974,650
Itron, Inc. (a)	16,600	799,456
Methode Electronics, Inc.	48,800	566,568
Multi-Fineline Electronix, Inc. (a)	31,525	681,255
Newport Corp. (a)	78,000	1,417,260
Pulse Electronics Corp.	147,870	653,585
Thomas & Betts Corp. (a)	22,050	1,187,393

	Number of Shares	Value
Woodward, Inc.	75,300	$2,624,958

		13,533,755

Engineering & Construction — 0.6%
Insituform Technologies, Inc. Class A (a)	100,200	2,101,194
Sterling Construction Co., Inc. (a)	28,600	393,822
URS Corp. (a)	24,200	1,082,708

		3,577,724

Entertainment — 0.3%
Ascent Media Corp. Series A (a)	31,100	1,647,367

Environmental Controls — 1.0%
Calgon Carbon Corp. (a)	87,425	1,486,225
Mine Safety Appliances Co.	39,900	1,489,866
Waste Connections, Inc.	85,750	2,720,847

		5,696,938

Foods — 0.7%
Nash Finch Co.	45,300	1,622,193
Spartan Stores, Inc.	36,040	703,861
TreeHouse Foods, Inc. (a)	32,055	1,750,524

		4,076,578

Forest Products & Paper — 1.5%
Clearwater Paper Corp. (a)	29,400	2,007,432
Deltic Timber Corp.	38,000	2,040,220
KapStone Paper and Packaging Corp. (a)	54,700	906,379
Potlatch Corp.	74,000	2,609,980
Wausau Paper Corp.	121,000	815,540

		8,379,551

Gas — 1.7%
AGL Resources, Inc.	31,970	1,301,499
South Jersey Industries, Inc.	24,597	1,335,863
Southern Union Co.	37,250	1,495,587
Southwest Gas Corp.	51,200	1,976,832
UGI Corp.	48,375	1,542,679
Vectren Corp.	37,000	1,030,820
WGL Holdings, Inc.	31,084	1,196,423

		9,879,703

Hand & Machine Tools — 0.4%
Franklin Electric Co., Inc.	24,200	1,136,190
Snap-on, Inc.	19,400	1,212,112

		2,348,302

Health Care – Products — 1.3%
Alere, Inc. (a)	25,075	918,247
AngioDynamics, Inc. (a)	66,000	939,180
Cantel Medical Corp.	19,900	535,509
Merit Medical Systems, Inc. (a)	36,031	647,477
PSS World Medical, Inc. (a)	22,700	635,827
Quidel Corp. (a)	67,700	1,025,655

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	54,100	$2,367,416

		7,069,311

Health Care – Services — 2.6%
Amedisys, Inc. (a)	23,900	636,457
AMERIGROUP Corp. (a)	46,825	3,299,758
Covance, Inc. (a)	29,575	1,755,868
Coventry Health Care, Inc. (a)	36,675	1,337,537
Healthways, Inc. (a)	36,430	553,007
ICON PLC Sponsored ADR (Ireland) (a)	50,650	1,193,314
Magellan Health Services, Inc. (a)	23,535	1,288,306
MEDNAX, Inc. (a)	19,999	1,443,728
National Healthcare Corp.	39,900	1,977,843
Triple-S Management Corp. Class B (a)	62,000	1,347,260

		14,833,078

Home Builders — 0.7%
M/I Homes, Inc. (a)	47,400	581,124
Meritage Home Corp. (a)	107,600	2,427,456
Winnebago Industries, Inc. (a)	111,200	1,074,192

		4,082,772

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	34,600	736,634
La-Z-Boy, Inc. (a)	100,425	991,195
Stanley Furniture Co., Inc. (a)	66,800	279,892

		2,007,721

Household Products — 0.6%
CSS Industries, Inc.	51,900	1,086,267
Helen of Troy Ltd. (a)	32,100	1,108,413
The Scotts Miracle-Gro Co. Class A	23,200	1,190,392

		3,385,072

Insurance — 5.4%
Alterra Capital Holdings Ltd.	164,050	3,658,315
Argo Group International Holdings Ltd.	80,378	2,388,834
CNO Financial Group, Inc. (a)	169,425	1,340,152
Delphi Financial Group, Inc. Class A	75,477	2,204,683
Employers Holdings, Inc.	95,450	1,600,696
Fortegra Financial Corp. (a)	26,200	205,408
Maiden Holdings Ltd.	145,950	1,328,145
Markel Corp. (a)	4,100	1,626,921
MGIC Investment Corp. (a)	83,175	494,891
National Interstate Corp.	76,700	1,756,430
Platinum Underwriters Holdings Ltd.	45,715	1,519,567
ProAssurance Corp. (a)	103,425	7,239,750
Protective Life Corp.	46,600	1,077,858
Radian Group, Inc.	320,000	1,353,600
Reinsurance Group of America, Inc. Class A	25,500	1,551,930
State Auto Financial Corp. Class A	25,500	444,465

	Number of Shares	Value
United Fire & Casualty Co.	23,800	$413,406

		30,205,051

Internet — 0.9%
Digital River, Inc. (a)	30,800	990,528
j2 Global Communications, Inc. (a)	43,480	1,227,440
Safeguard Scientifics, Inc. (a)	45,400	857,152
Websense, Inc. (a)	75,700	1,965,929

		5,041,049

Investment Companies — 0.5%
American Capital Ltd. (a)	118,250	1,174,223
Apollo Investment Corp.	71,825	733,333
Ares Capital Corp.	46,500	747,255

		2,654,811

Iron & Steel — 0.7%
Carpenter Technology Corp.	56,000	3,230,080
Schnitzer Steel Industries, Inc. Class A	11,700	673,920

		3,904,000

Leisure Time — 0.3%
Brunswick Corp.	35,300	720,120
LIFE TIME FITNESS, Inc. (a)	31,200	1,245,192

		1,965,312

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	168,200	1,808,150

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	30,400	1,124,192

Machinery – Diversified — 2.6%
Cascade Corp.	30,700	1,460,399
Cognex Corp.	25,100	889,293
IDEX Corp.	67,725	3,105,191
Nordson Corp.	102,800	5,638,580
Robbins & Myers, Inc.	68,400	3,614,940

		14,708,403

Manufacturing — 4.0%
Ameron International Corp.	27,900	1,832,472
AptarGroup, Inc.	78,900	4,129,626
Barnes Group, Inc.	69,300	1,719,333
Ceradyne, Inc. (a)	53,935	2,102,926
EnPro Industries, Inc. (a)	33,225	1,597,126
FreightCar America, Inc. (a)	45,225	1,146,001
Harsco Corp.	27,000	880,200
Hexcel Corp. (a)	64,400	1,409,716
Koppers Holdings, Inc.	30,375	1,152,124
Matthews International Corp. Class A	72,900	2,926,935
Myers Industries, Inc.	257,020	2,642,165
Tredegar Corp.	60,400	1,108,340

		22,646,964

Media — 0.5%
The Dolan Co. (a)	66,000	559,020

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Saga Communications, Inc. Class A (a)	27,800	$1,028,600
World Wrestling Entertainment, Inc. Class A	135,975	1,295,842

		2,883,462

Metal Fabricate & Hardware — 1.0%
Ampco-Pittsburgh Corp.	34,185	801,638
Circor International, Inc.	41,200	1,764,596
Sims Group Ltd. Sponsored ADR (Australia)	64,400	1,222,956
The Timken Co.	35,700	1,799,280

		5,588,470

Mining — 2.4%
AMCOL International Corp.	58,200	2,220,912
Franco-Nevada Corp.	52,900	1,974,597
Globe Specialty Metals, Inc.	77,700	1,742,034
Hecla Mining Co. (a)	81,600	627,504
Materion Corp. (a)	35,325	1,305,965
Molycorp, Inc. (a)	24,274	1,482,171
North American Palladium Ltd. (a)	136,000	557,600
Royal Gold, Inc.	36,000	2,108,520
Thompson Creek Metals Co., Inc. (a)	152,000	1,516,960

		13,536,263

Oil & Gas — 4.2%
Atwood Oceanics, Inc. (a)	31,100	1,372,443
Berry Petroleum Co. Class A	33,875	1,799,779
Cabot Oil & Gas Corp.	43,100	2,857,961
Energy XXI (Bermuda) Ltd. (a)	66,800	2,219,096
Forest Oil Corp. (a)	49,500	1,322,145
Frontier Oil Corp.	23,425	756,862
Hercules Offshore, Inc. (a)	101,200	557,612
Northern Oil and Gas, Inc. (a)	100,000	2,215,000
Oasis Petroleum, Inc. (a)	100,000	2,968,000
Penn Virginia Corp.	128,400	1,696,164
Rosetta Resources, Inc. (a)	23,775	1,225,363
SandRidge Energy, Inc. (a)	162,175	1,728,785
Stone Energy Corp. (a)	56,600	1,720,074
Swift Energy Co. (a)	31,600	1,177,732

		23,617,016

Oil & Gas Services — 3.2%
CARBO Ceramics, Inc.	23,100	3,764,145
Core Laboratories NV	19,000	2,119,260
Dresser-Rand Group, Inc. (a)	18,600	999,750
Gulf Island Fabrication, Inc.	28,075	906,261
Key Energy Services, Inc. (a)	125,725	2,263,050
Lufkin Industries, Inc.	24,232	2,085,164
Oil States International, Inc. (a)	23,775	1,899,860
Tesco Corp. (a)	89,075	1,728,946
TETRA Technologies, Inc. (a)	139,600	1,777,108

	Number of Shares	Value
Union Drilling, Inc. (a)	50,000	$514,500

		18,058,044

Pharmaceuticals — 0.7%
Alkermes, Inc. (a)	69,450	1,291,770
Medicis Pharmaceutical Corp. Class A	32,375	1,235,754
Par Pharmaceutical Cos., Inc. (a)	23,435	772,886
ViroPharma, Inc. (a)	47,330	875,605

		4,176,015

Pipelines — 0.3%
ONEOK, Inc.	21,400	1,583,814

Real Estate Investment Trusts (REITS) — 7.4%
Acadia Realty Trust	87,200	1,772,776
American Campus Communities, Inc.	51,595	1,832,654
American Capital Agency Corp.	39,550	1,151,301
CBL & Associates Properties, Inc.	220,800	4,003,104
Cedar Shopping Centers, Inc.	101,600	523,240
DuPont Fabros Technology, Inc.	47,150	1,188,180
First Potomac Realty Trust	291,300	4,459,803
Hersha Hospitality Trust	172,300	959,711
Kilroy Realty Corp.	77,700	3,068,373
LaSalle Hotel Properties	91,800	2,418,012
Lexington Realty Trust	164,450	1,501,428
LTC Properties, Inc.	70,345	1,956,998
Medical Properties Trust, Inc.	99,300	1,141,950
MFA Financial, Inc.	263,525	2,118,741
National Retail Properties, Inc.	67,605	1,656,999
Pebblebrook Hotel Trust	93,900	1,895,841
Saul Centers, Inc.	14,100	555,117
Starwood Property Trust, Inc.	79,175	1,623,879
Summit Hotel Properties, Inc.	212,850	2,415,847
Sun Communities, Inc.	52,820	1,970,714
Sunstone Hotel Investors, Inc. (a)	98,950	917,267
Washington Real Estate Investment Trust	75,100	2,442,252

		41,574,187

Retail — 4.5%
Asbury Automotive Group, Inc. (a)	86,590	1,604,513
Bebe Stores, Inc.	119,900	732,589
Build-A-Bear Workshop, Inc. (a)	83,460	543,325
Cash America International, Inc.	47,911	2,772,610
Dillard’s, Inc. Class A	22,400	1,167,936
The Finish Line, Inc. Class A	77,675	1,662,245
Fred’s, Inc. Class A	85,100	1,227,993
Haverty Furniture Cos., Inc.	101,300	1,165,963
Hot Topic, Inc.	218,800	1,627,872
Insight Enterprises, Inc. (a)	87,085	1,542,275
MarineMax, Inc. (a)	87,100	762,996
The Men’s Wearhouse, Inc.	70,100	2,362,370
The Pantry, Inc. (a)	102,300	1,922,217

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips-Van Heusen Corp.	26,100	$1,708,767
PriceSmart, Inc.	2,700	138,321
RadioShack Corp.	70,675	940,684
School Specialty, Inc. (a)	39,510	568,549
Stein Mart, Inc.	160,400	1,546,256
The Wet Seal, Inc. Class A (a)	281,735	1,259,355

		25,256,836

Savings & Loans — 1.4%
Astoria Financial Corp.	66,450	849,896
Brookline Bancorp, Inc.	126,250	1,170,337
Dime Community Bancshares, Inc.	70,935	1,031,395
First Niagara Financial Group, Inc.	104,760	1,382,832
Flushing Financial Corp.	133,910	1,740,830
Washington Federal, Inc.	91,445	1,502,441

		7,677,731

Semiconductors — 1.8%
ATMI, Inc. (a)	48,800	996,984
Brooks Automation, Inc. (a)	98,800	1,072,968
Cabot Microelectronics Corp. (a)	47,295	2,197,799
Fairchild Semiconductor International, Inc. (a)	79,050	1,320,925
International Rectifier Corp. (a)	24,200	676,874
Intersil Corp. Class A	60,950	783,208
Teradyne, Inc. (a)	123,900	1,833,720
Tessera Technologies, Inc. (a)	75,950	1,301,783

		10,184,261

Software — 1.7%
Accelrys, Inc. (a)	67,884	482,655
Blackboard, Inc. (a)	18,600	807,054
CSG Systems International, Inc. (a)	37,495	692,908
Progress Software Corp. (a)	126,050	3,041,586
SYNNEX Corp. (a)	61,700	1,955,890
Take-Two Interactive Software, Inc. (a)	84,000	1,283,520
Verint Systems, Inc. (a)	31,575	1,169,538

		9,433,151

Telecommunications — 2.1%
Anixter International, Inc.	17,575	1,148,350
Arris Group, Inc. (a)	88,100	1,022,841
Black Box Corp.	42,680	1,334,604
Finisar Corp. (a)	66,749	1,203,484
Ixia (a)	135,500	1,734,400
Oclaro, Inc. (a)	82,015	551,141
Premiere Global Services, Inc. (a)	146,000	1,165,080
SBA Communications Corp. Class A (a)	23,900	912,741
Sonus Networks, Inc. (a)	332,900	1,078,596
Symmetricom, Inc. (a)	86,430	503,887
ViaSat, Inc. (a)	28,825	1,247,258

		11,902,382

	Number of Shares	Value
Textiles — 0.5%
Culp, Inc. (a)	57,200	$537,108
G&K Services, Inc. Class A	60,300	2,041,758

		2,578,866

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a)	53,315	981,529

Transportation — 4.6%
Air Transport Services Group, Inc. (a)	168,325	1,153,026
Bristow Group, Inc.	20,400	1,040,808
Eagle Bulk Shipping, Inc. (a)	207,975	515,778
Genesee & Wyoming, Inc. Class A (a)	82,700	4,849,528
Hub Group, Inc. Class A (a)	47,965	1,806,362
Kirby Corp. (a)	80,800	4,578,936
Knight Transportation, Inc.	66,200	1,124,738
Landstar System, Inc.	113,300	5,266,184
Overseas Shipholding Group, Inc.	19,700	530,718
RailAmerica, Inc. (a)	75,125	1,126,875
Seaspan Corp.	105,725	1,544,642
UTI Worldwide, Inc.	110,500	2,175,745

		25,713,340

TOTAL COMMON STOCK (Cost $455,249,281)		540,898,992

CONVERTIBLE PREFERRED STOCK — 0.5%
Banks — 0.3%
East West Bancorp, Inc., Series A 8.000%	1,183	1,638,455

Insurance — 0.2%
Assured Guaranty Ltd. 8.500%	19,700	1,306,799

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,169,531)		2,945,254

TOTAL EQUITIES (Cost $457,418,812)		543,844,246

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
iShares Russell 2000 Value Index Fund	19,000	1,394,790
T. Rowe Price Reserve Investment Fund	576,332	576,332

		1,971,122

TOTAL MUTUAL FUNDS (Cost $1,800,311)		1,971,122

TOTAL LONG-TERM INVESTMENTS (Cost $459,219,123)		545,815,368

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$19,917,046	$19,917,046

TOTAL SHORT-TERM INVESTMENTS (Cost $19,917,046)		19,917,046

TOTAL INVESTMENTS — 100.3% (Cost $479,136,169) (c)		565,732,414

Other Assets/(Liabilities) — (0.3)%		(1,714,636)

NET ASSETS — 100.0%		$564,017,778

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,917,052. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $20,325,092.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	16,700	$208,750

Aerospace & Defense — 0.6%
Goodrich Corp.	2,660	254,030

Apparel — 0.8%
Under Armour, Inc. Class A (a)	4,520	349,441

Auto Manufacturers — 0.4%
Navistar International Corp. (a)	3,300	186,318

Automotive & Parts — 0.7%
BorgWarner, Inc. (a)	2,040	164,812
TRW Automotive Holdings Corp. (a)	2,540	149,936

		314,748

Banks — 0.5%
M&T Bank Corp.	2,560	225,152

Beverages — 3.2%
Green Mountain Coffee Roasters, Inc. (a)	13,550	1,209,473
Hansen Natural Corp. (a)	1,670	135,186

		1,344,659

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	5,030	236,561
Illumina, Inc. (a)	2,330	175,099
Regeneron Pharmaceuticals, Inc. (a)	1,200	68,052

		479,712

Building Materials — 1.1%
Owens Corning, Inc. (a)	12,420	463,887

Chemicals — 2.4%
Albemarle Corp.	2,830	195,836
CF Industries Holdings, Inc.	2,610	369,759
Methanex Corp.	6,100	191,418
The Mosaic Co.	1,130	76,535
PPG Industries, Inc.	1,890	171,593

		1,005,141

Coal — 2.4%
Alpha Natural Resources, Inc. (a)	7,960	361,702
Bumi PLC (a)	7,564	140,783
CONSOL Energy, Inc.	3,620	175,498
Peabody Energy Corp.	2,570	151,399
Walter Energy, Inc.	1,640	189,912

		1,019,294

Commercial Services — 8.0%
Anhanguera Educacional Participacoes SA	8,300	176,674

	Number of Shares	Value
Corrections Corporation of America (a)	5,320	$115,178
Estacio Participacoes SA	15,100	193,509
Gartner, Inc. (a)	5,900	237,711
Genpact Ltd. (a)	9,000	155,160
The Geo Group, Inc. (a)	4,800	110,544
Great American Group, Inc. (a)	42,600	12,780
Localiza Rent a Car SA	12,000	214,526
Manpower, Inc.	4,590	246,253
Moody’s Corp.	2,930	112,366
PAREXEL International Corp. (a)	8,100	190,836
Pharmaceutical Product Development, Inc.	7,700	206,668
SuccessFactors, Inc. (a)	7,160	210,504
United Rentals, Inc. (a)	10,370	263,398
Weight Watchers International, Inc.	4,100	309,427
Western Union Co.	23,520	471,106
Xueda Education Group Sponsored ADR (Cayman Islands) (a)	14,600	116,800

		3,343,440

Computers — 3.0%
Cadence Design Systems, Inc. (a)	34,900	368,544
Fortinet, Inc. (a)	5,010	136,723
Riverbed Technology, Inc. (a)	3,970	157,172
SanDisk Corp. (a)	4,840	200,860
Teradata Corp. (a)	6,480	390,096

		1,253,395

Distribution & Wholesale — 0.8%
Fossil, Inc. (a)	1,170	137,733
LKQ Corp. (a)	1,000	26,090
WESCO International, Inc. (a)	2,890	156,320

		320,143

Diversified Financial — 1.3%
Affiliated Managers Group, Inc. (a)	1,780	180,581
Discover Financial Services	7,200	192,600
IntercontinentalExchange, Inc. (a)	1,330	165,864

		539,045

Electrical Components & Equipment — 0.6%
Universal Display Corp. (a)	6,930	243,174

Electronics — 2.5%
Agilent Technologies, Inc. (a)	5,350	273,438
Cymer, Inc. (a)	3,600	178,236
Gentex Corp.	5,400	163,242
Jabil Circuit, Inc.	11,020	222,604
Waters Corp. (a)	2,100	201,054

		1,038,574

Engineering & Construction — 1.7%
Aecom Technology Corp. (a)	9,900	270,666
Fluor Corp.	1,700	109,922

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foster Wheeler AG (a)	6,100	$185,318
McDermott International, Inc. (a)	7,820	154,914

		720,820

Entertainment — 0.3%
Penn National Gaming, Inc. (a)	2,910	117,389

Foods — 1.8%
The Fresh Market, Inc. (a)	2,900	112,172
Smithfield Foods, Inc. (a)	10,000	218,700
Whole Foods Market, Inc.	6,550	415,598

		746,470

Forest Products & Paper — 0.4%
Temple-Inland, Inc.	6,130	182,306

Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	2,280	164,274

Health Care – Products — 3.7%
The Cooper Cos., Inc.	1,170	92,711
Edwards Lifesciences Corp. (a)	4,800	418,464
Gen-Probe, Inc. (a)	6,060	419,049
HeartWare International, Inc. (a)	2,800	207,424
Hologic, Inc. (a)	12,100	244,057
Intuitive Surgical, Inc. (a)	430	160,007

		1,541,712

Health Care – Services — 1.5%
AMERIGROUP Corp. (a)	3,000	211,410
Laboratory Corporation of America Holdings (a)	1,810	175,190
Universal Health Services, Inc. Class B	4,530	233,431

		620,031

Holding Company – Diversified — 0.4%
Justice Holdings Ltd. (a)	9,767	153,626

Home Builders — 0.3%
Thor Industries, Inc.	4,400	126,896

Home Furnishing — 1.3%
Tempur-Pedic International, Inc. (a)	8,200	556,124

Household Products — 0.5%
Jarden Corp.	6,320	218,103

Insurance — 0.7%
Aon Corp.	5,430	278,559

Internet — 6.6%
Ariba, Inc. (a)	5,700	196,479
BroadSoft, Inc. (a)	3,800	144,894
F5 Networks, Inc. (a)	5,720	630,630
MercadoLibre, Inc.	1,360	107,902
Netflix, Inc. (a)	1,100	288,959
OpenTable, Inc. (a)	2,250	187,020
Priceline.com, Inc. (a)	780	399,305
Shutterfly, Inc. (a)	3,300	189,486

	Number of Shares	Value
SINA Corp. (a)	1,345	$140,015
TIBCO Software, Inc. (a)	15,910	461,708

		2,746,398

Iron & Steel — 0.7%
Cliffs Natural Resources, Inc.	3,130	289,369

Leisure Time — 1.0%
Brunswick Corp.	12,800	261,120
Harley-Davidson, Inc.	3,740	153,228

		414,348

Lodging — 2.8%
Marriott International, Inc. Class A	6,100	216,489
MGM Resorts International (a)	29,190	385,600
Starwood Hotels & Resorts Worldwide, Inc.	5,740	321,669
Wynn Resorts Ltd.	1,800	258,372

		1,182,130

Machinery – Construction & Mining — 0.9%
Joy Global, Inc.	3,840	365,722

Machinery – Diversified — 1.5%
AGCO Corp. (a)	3,450	170,292
FLSmidth & Co. A/S	3,072	261,245
Rockwell Automation, Inc.	2,320	201,283

		632,820

Manufacturing — 1.1%
Parker Hannifin Corp.	2,370	212,684
Textron, Inc.	9,900	233,739

		446,423

Mining — 0.6%
Molycorp, Inc. (a)	4,370	266,832

Oil & Gas — 5.3%
Cabot Oil & Gas Corp.	3,420	226,780
Cimarex Energy Co.	2,530	227,498
Cobalt International Energy, Inc. (a)	3,300	44,979
Concho Resources, Inc. (a)	2,740	251,669
Ensco PLC Sponsored ADR (United Kingdom)	2,900	154,570
Karoon Gas Australia Ltd. (a)	11,233	63,321
Pioneer Natural Resources Co.	2,150	192,575
QEP Resources, Inc.	6,020	251,817
Southwestern Energy Co. (a)	4,200	180,096
Ultra Petroleum Corp. (a)	3,600	164,880
Vallares PLC (a)	16,305	262,996
Whiting Petroleum Corp. (a)	3,120	177,559

		2,198,740

Oil & Gas Services — 1.3%
Cameron International Corp. (a)	6,760	339,960
Tidewater, Inc.	3,500	188,335

		528,295

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.5%
Ball Corp.	5,600	$215,376

Pharmaceuticals — 6.0%
AmerisourceBergen Corp.	6,210	257,094
Amylin Pharmaceuticals, Inc. (a)	2,600	34,736
Auxilium Pharmaceuticals, Inc. (a)	4,200	82,320
Cardinal Health, Inc.	3,700	168,054
Catalyst Health Solutions, Inc. (a)	4,000	223,280
Mead Johnson Nutrition Co.	2,490	168,200
Medicis Pharmaceutical Corp. Class A	3,130	119,472
Onyx Pharmaceuticals, Inc. (a)	4,020	141,906
Perrigo Co.	2,130	187,163
Salix Pharmaceuticals Ltd. (a)	2,800	111,524
SXC Health Solutions Corp. (a)	3,910	230,377
United Therapeutics Corp. (a)	2,340	128,934
Valeant Pharmaceuticals International, Inc.	6,230	323,711
Watson Pharmaceuticals, Inc. (a)	4,610	316,845

		2,493,616

Real Estate — 0.7%
CB Richard Ellis Group, Inc. Class A (a)	11,150	279,977

Retail — 7.8%
Abercrombie & Fitch Co. Class A	7,040	471,117
The Cheesecake Factory, Inc. (a)	5,070	159,046
Coach, Inc.	8,150	521,029
Columbia Sportswear Co.	2,700	171,180
Dick’s Sporting Goods, Inc. (a)	2,600	99,970
Domino’s Pizza UK & IRL PLC	45,718	296,226
Express, Inc.	10,200	222,360
Hanesbrands, Inc. (a)	8,300	236,965
Lululemon Athletica, Inc. (a)	2,590	289,614
Nordstrom, Inc.	6,520	306,049
Ross Stores, Inc.	2,700	216,324
SA SA International Holdings Ltd.	46,000	29,585
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,050	261,549

		3,281,014

Semiconductors — 7.6%
Aeroflex Holding Corp. (a)	7,160	129,954
Altera Corp.	3,640	168,714
ASML Holding NV	7,070	261,307
Broadcom Corp. Class A (a)	10,180	342,455
Cavium, Inc. (a)	4,700	204,873
Cree, Inc. (a)	4,700	157,873
Cypress Semiconductor Corp. (a)	24,180	511,165
Freescale Semiconductor Holdings I Ltd. (a)	6,110	112,363
Lam Research Corp. (a)	3,070	135,940
Netlogic Microsystems, Inc. (a)	7,170	289,812
NVIDIA Corp. (a)	9,900	157,757

	Number of Shares	Value
NXP Semiconductor NV (a)	11,140	$297,772
OmniVision Technologies, Inc. (a)	4,440	154,556
Skyworks Solutions, Inc. (a)	10,900	250,482

		3,175,023

Software — 4.4%
Allscripts Healthcare Solutions, Inc. (a)	13,200	256,344
Citrix Systems, Inc. (a)	2,600	208,000
Concur Technologies, Inc. (a)	5,000	250,350
Informatica Corp. (a)	3,000	175,290
QLIK Technologies, Inc. (a)	4,000	136,240
Salesforce.com, Inc. (a)	2,690	400,756
SEI Investments Co.	8,900	200,339
VeriFone Systems, Inc. (a)	4,720	209,332

		1,836,651

Telecommunications — 5.3%
AAC Acoustic Technologies Holdings, Inc.	40,000	94,314
Acme Packet, Inc. (a)	6,510	456,546
ADTRAN, Inc.	4,600	178,066
Aruba Networks, Inc. (a)	14,580	430,839
Ciena Corp. (a)	2,830	52,015
DigitalGlobe, Inc. (a)	11,300	287,133
Juniper Networks, Inc. (a)	5,000	157,500
MetroPCS Communications, Inc. (a)	3,400	58,514
NII Holdings, Inc. (a)	3,610	152,992
Polycom, Inc. (a)	5,400	347,220

		2,215,139

Transportation — 2.3%
Con-way, Inc.	4,200	163,002
Expeditors International of Washington, Inc.	3,460	177,117
J.B. Hunt Transport Services, Inc.	3,700	174,233
Ryder System, Inc.	2,210	125,639
Swift Transportation Co. (a)	9,900	134,145
United Continental Holdings, Inc. (a)	8,324	188,372

		962,508

TOTAL COMMON STOCK (Cost $35,328,920)		41,545,594

TOTAL EQUITIES (Cost $35,328,920)		41,545,594

TOTAL LONG-TERM INVESTMENTS (Cost $35,328,920)		41,545,594

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$188,902	$188,902

TOTAL SHORT-TERM INVESTMENTS (Cost $188,902)		188,902

TOTAL INVESTMENTS — 99.8% (Cost $35,517,822) (c)		41,734,496

Other Assets/(Liabilities) — 0.2%		86,498

NET ASSETS — 100.0%		$41,820,994

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $188,902. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $195,747.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.3%
Advertising — 0.6%
Lamar Advertising Co. Class A (a)	362,000	$9,907,940

Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	192,600	7,860,006
Goodrich Corp.	90,000	8,595,000
Rockwell Collins, Inc.	167,000	10,302,230

		26,757,236

Airlines — 0.3%
Alaska Air Group, Inc. (a)	76,300	5,223,498

Apparel — 0.2%
The Warnaco Group, Inc. (a)	47,600	2,487,100

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	61,500	3,472,290

Automotive & Parts — 0.9%
Tenneco, Inc. (a)	67,800	2,987,946
WABCO Holdings, Inc. (a)	165,000	11,394,900

		14,382,846

Banks — 0.8%
Fifth Third Bancorp	264,000	3,366,000
Popular, Inc. (a)	364,000	1,004,640
SunTrust Banks, Inc.	119,000	3,070,200
TCF Financial Corp.	449,000	6,196,200

		13,637,040

Beverages — 0.7%
Hansen Natural Corp. (a)	148,500	12,021,075

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	165,000	7,759,950
Human Genome Sciences, Inc. (a)	320,000	7,852,800
Illumina, Inc. (a)	126,800	9,529,020
Regeneron Pharmaceuticals, Inc. (a)	168,000	9,527,280
Vertex Pharmaceuticals, Inc. (a)	112,000	5,822,880

		40,491,930

Chemicals — 0.7%
FMC Corp.	35,500	3,053,710
Rockwood Holdings, Inc. (a)	165,000	9,122,850

		12,176,560

Coal — 1.0%
CONSOL Energy, Inc.	261,000	12,653,280
Peabody Energy Corp.	81,000	4,771,710

		17,424,990

Commercial Services — 6.5%
Alliance Data Systems Corp. (a)	73,800	6,942,366
Gartner, Inc. (a)	393,100	15,837,999
Global Payments, Inc.	340,000	17,340,000
Hertz Global Holdings, Inc. (a)	727,000	11,544,760

	Number of Shares	Value
Manpower, Inc.	208,000	$11,159,200
Moody’s Corp.	136,900	5,250,115
Quanta Services, Inc. (a)	730,000	14,746,000
Robert Half International, Inc.	231,000	6,243,930
Verisk Analytics, Inc. Class A (a)	199,000	6,889,380
Western Union Co.	705,000	14,121,150

		110,074,900

Computers — 2.5%
IHS, Inc. Class A (a)	279,100	23,282,522
MICROS Systems, Inc. (a)	204,200	10,150,782
NetApp, Inc. (a)	66,800	3,525,704
Teradata Corp. (a)	75,900	4,569,180

		41,528,188

Distribution & Wholesale — 1.6%
Fastenal Co.	484,000	17,419,160
LKQ Corp. (a)	251,600	6,564,244
WESCO International, Inc. (a)	51,100	2,763,999

		26,747,403

Diversified Financial — 3.1%
Air Lease Corp. (a)	274,000	6,655,460
Apollo Global Management LLC Class A	3,600	61,920
CBOE Holdings, Inc.	218,000	5,362,800
Eaton Vance Corp.	224,000	6,771,520
Interactive Brokers Group, Inc. Class A	128,000	2,003,200
IntercontinentalExchange, Inc. (a)	74,000	9,228,540
Raymond James Financial, Inc.	173,400	5,574,810
T. Rowe Price Group, Inc.	50,000	3,017,000
TD Ameritrade Holding Corp.	661,900	12,913,669

		51,588,919

Electric — 1.0%
Calpine Corp. (a)	1,014,000	16,355,820

Electrical Components & Equipment — 2.7%
A123 Systems, Inc. (a)	158,000	840,560
AMETEK, Inc.	709,600	31,861,040
The Babcock & Wilcox Co. (a)	463,000	12,829,730

		45,531,330

Electronics — 3.4%
Agilent Technologies, Inc. (a)	112,600	5,754,986
Amphenol Corp. Class A	70,000	3,779,300
Dolby Laboratories, Inc. Class A (a)	256,000	10,869,760
FLIR Systems, Inc.	331,000	11,158,010
Jabil Circuit, Inc.	155,200	3,135,040
Trimble Navigation Ltd. (a)	331,000	13,120,840
Waters Corp. (a)	99,000	9,478,260

		57,296,196

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	36,000	$4,761,720
GT Solar International, Inc. (a)	151,200	2,449,440

		7,211,160

Engineering & Construction — 1.5%
Chicago Bridge & Iron Co. NV	95,800	3,726,620
Foster Wheeler AG (a)	66,090	2,007,814
McDermott International, Inc. (a)	943,300	18,686,773

		24,421,207

Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	86,000	2,367,580

Environmental Controls — 0.2%
Waste Connections, Inc.	110,700	3,512,511

Foods — 0.6%
Whole Foods Market, Inc.	160,000	10,152,000

Health Care – Products — 5.0%
Bruker Corp. (a)	438,000	8,917,680
C.R. Bard, Inc.	130,000	14,281,800
CareFusion Corp. (a)	430,000	11,683,100
The Cooper Cos., Inc.	95,000	7,527,800
Edwards Lifesciences Corp. (a)	116,300	10,139,034
Henry Schein, Inc. (a)	210,000	15,033,900
IDEXX Laboratories, Inc. (a)	132,000	10,237,920
QIAGEN NV (a)	369,000	7,018,380

		84,839,614

Health Care – Services — 2.5%
Community Health Systems, Inc. (a)	265,000	6,805,200
Covance, Inc. (a)	260,000	15,436,200
DaVita, Inc. (a)	56,900	4,928,109
Laboratory Corporation of America Holdings (a)	80,000	7,743,200
MEDNAX, Inc. (a)	110,000	7,940,900

		42,853,609

Home Furnishing — 0.2%
Harman International Industries, Inc.	53,900	2,456,223

Insurance — 2.5%
Aon Corp.	224,000	11,491,200
HCC Insurance Holdings, Inc.	230,000	7,245,000
Principal Financial Group, Inc.	298,000	9,065,160
W.R. Berkley Corp.	231,000	7,493,640
Willis Group Holdings PLC	160,000	6,577,600

		41,872,600

Internet — 2.4%
Ariba, Inc. (a)	232,100	8,000,487
Check Point Software Technologies Ltd. (a)	61,600	3,501,960
Equinix, Inc. (a)	58,000	5,859,160
Liberty Media Corp. - Interactive Class A (a)	577,000	9,676,290

	Number of Shares	Value
LinkedIn Corp. (a)	17,000	$1,531,530
Rackspace Hosting, Inc. (a)	115,000	4,915,100
TIBCO Software, Inc. (a)	165,000	4,788,300
WebMD Health Corp. (a)	64,000	2,917,120

		41,189,947

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	52,500	3,332,175

Leisure Time — 0.2%
Harley-Davidson, Inc.	92,300	3,781,531

Lodging — 1.4%
Choice Hotels International, Inc.	155,000	5,170,800
Marriott International, Inc. Class A	397,000	14,089,530
Starwood Hotels & Resorts Worldwide, Inc.	77,000	4,315,080

		23,575,410

Machinery – Construction & Mining — 0.3%
Ingersoll-Rand PLC	113,000	5,131,330

Machinery – Diversified — 3.0%
Gardner Denver, Inc.	220,000	18,491,000
IDEX Corp.	292,000	13,388,200
Roper Industries, Inc.	226,000	18,825,800

		50,705,000

Manufacturing — 2.0%
Acuity Brands, Inc.	89,000	4,964,420
Cooper Industries PLC	91,700	5,471,739
Crane Co.	96,000	4,743,360
Pall Corp.	84,700	4,762,681
Textron, Inc.	595,000	14,047,950

		33,990,150

Media — 2.5%
Discovery Communications, Inc. Series A (a)	329,500	13,496,320
Discovery Communications, Inc. Series C (a)	226,000	8,260,300
FactSet Research Systems, Inc.	96,000	9,822,720
Liberty Media Corp. - Starz Series A (a)	96,500	7,260,660
Scripps Networks Interactive Class A	82,200	4,017,936

		42,857,936

Mining — 2.0%
Agnico-Eagle Mines Ltd.	198,000	12,499,740
Franco-Nevada Corp.	256,000	9,555,705
HudBay Minerals, Inc.	319,000	4,775,430
Osisko Mining Corp. (a)	399,500	6,209,244

		33,040,119

Oil & Gas — 5.8%
Cabot Oil & Gas Corp.	53,900	3,574,109
Carrizo Oil & Gas, Inc. (a)	47,800	1,995,650
Concho Resources, Inc. (a)	92,000	8,450,200

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Continental Resources, Inc. (a)	184,400	$11,969,404
EQT Corp.	264,000	13,865,280
InterOil Corp. (a)	69,700	4,078,147
QEP Resources, Inc.	265,000	11,084,950
Quicksilver Resources, Inc. (a)	463,000	6,833,880
Range Resources Corp.	298,000	16,539,000
SM Energy Co.	128,000	9,405,440
Ultra Petroleum Corp. (a)	224,000	10,259,200

		98,055,260

Oil & Gas Services — 1.3%
FMC Technologies, Inc. (a)	193,000	8,644,470
Superior Energy Services, Inc. (a)	92,000	3,416,880
Trican Well Service Ltd.	320,400	7,527,880
Trican Well Service Ltd. (b)	70,600	1,658,765

		21,247,995

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	92,400	3,586,968

Pharmaceuticals — 5.5%
AmerisourceBergen Corp.	92,000	3,808,800
BioMarin Pharmaceutical, Inc. (a)	116,000	3,156,360
Catalyst Health Solutions, Inc. (a)	56,500	3,153,830
Cephalon, Inc. (a)	152,000	12,144,800
DENTSPLY International, Inc.	331,000	12,604,480
Elan Corp. PLC Sponsored ADR (Ireland) (a)	496,000	5,639,520
Hospira, Inc. (a)	64,200	3,637,572
Perrigo Co.	38,500	3,382,995
Shire PLC Sponsored ADR (United Kingdom)	55,500	5,228,655
SXC Health Solutions Corp. (a)	116,000	6,834,720
Theravance, Inc. (a)	198,000	4,397,580
United Therapeutics Corp. (a)	30,300	1,669,530
Valeant Pharmaceuticals International, Inc.	333,900	17,349,444
Watson Pharmaceuticals, Inc. (a)	144,200	9,910,866

		92,919,152

Real Estate — 0.8%
CB Richard Ellis Group, Inc. Class A (a)	239,700	6,018,867
Jones Lang LaSalle, Inc.	76,000	7,166,800

		13,185,667

Retail — 8.4%
Bed Bath & Beyond, Inc. (a)	207,600	12,117,612
CarMax, Inc. (a)	458,000	15,146,060
Chico’s FAS, Inc.	237,500	3,617,125
Chipotle Mexican Grill, Inc. (a)	32,000	9,862,080
Coach, Inc.	20,000	1,278,600
Dick’s Sporting Goods, Inc. (a)	55,100	2,118,595
Dollar General Corp. (a)	562,000	19,046,180
Dollar Tree, Inc. (a)	72,300	4,816,626

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	151,000	$10,012,810
O’Reilly Automotive, Inc. (a)	278,700	18,257,637
Panera Bread Co. Class A (a)	51,000	6,408,660
Shoppers Drug Mart Corp. (b)	38,000	1,564,208
Shoppers Drug Mart Corp.	333,000	13,707,398
Starbucks Corp.	266,700	10,531,983
Tiffany & Co.	38,500	3,023,020
Tim Hortons, Inc.	146,000	7,126,260
Tractor Supply Co.	38,500	2,574,880

		141,209,734

Savings & Loans — 0.2%
BankUnited, Inc.	146,000	3,874,840

Semiconductors — 8.1%
Altera Corp.	165,000	7,647,750
Analog Devices, Inc.	69,300	2,712,402
Atmel Corp. (a)	529,000	7,443,030
Avago Technologies Ltd.	93,240	3,543,120
Cree, Inc. (a)	161,000	5,407,990
Fairchild Semiconductor International, Inc. (a)	171,100	2,859,081
Intersil Corp. Class A	529,000	6,797,650
Marvell Technology Group Ltd. (a)	529,000	7,810,685
MEMC Electronic Materials, Inc. (a)	545,000	4,648,850
Microchip Technology, Inc.	199,000	7,544,090
National Semiconductor Corp.	577,000	14,199,970
NVIDIA Corp. (a)	595,000	9,481,325
ON Semiconductor Corp. (a)	236,000	2,470,920
PMC-Sierra, Inc. (a)	276,000	2,089,320
Rovi Corp. (a)	331,600	19,020,576
Silicon Laboratories, Inc. (a)	193,100	7,967,306
Skyworks Solutions, Inc. (a)	122,800	2,821,944
TriQuint Semiconductor, Inc. (a)	328,500	3,347,415
Varian Semiconductor Equipment Associates, Inc. (a)	73,000	4,485,120
Xilinx, Inc.	384,000	14,004,480

		136,303,024

Software — 5.4%
Allscripts Healthcare Solutions, Inc. (a)	263,000	5,107,460
Autodesk, Inc. (a)	53,900	2,080,540
Cerner Corp. (a)	31,800	1,943,298
Citrix Systems, Inc. (a)	30,500	2,440,000
Concur Technologies, Inc. (a)	162,000	8,111,340
Fiserv, Inc. (a)	230,000	14,404,900
Intuit, Inc. (a)	71,100	3,687,246
MSCI, Inc. Class A (a)	372,000	14,016,960
Nuance Communications, Inc. (a)	939,000	20,160,330
Red Hat, Inc. (a)	292,000	13,402,800
VeriFone Systems, Inc. (a)	115,900	5,140,165

		90,495,039

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 2.6%
ADTRAN, Inc.	101,300	$3,921,323
Crown Castle International Corp. (a)	92,400	3,768,996
JDS Uniphase Corp. (a)	970,000	16,160,200
Juniper Networks, Inc. (a)	165,000	5,197,500
Motorola Mobility Holdings, Inc. (a)	496,000	10,931,840
NII Holdings, Inc. (a)	105,300	4,462,614

		44,442,473

Transportation — 0.8%
Hub Group, Inc. Class A (a)	123,300	4,643,478
UTI Worldwide, Inc.	459,600	9,049,524

		13,693,002

TOTAL COMMON STOCK (Cost $1,189,789,939)		1,623,408,517

PREFERRED STOCK — 0.3%
Internet — 0.3%
Coupons.com (a) (c)	251,868	2,767,198
Hungry Machine, Inc. Series E (a) (c)	586,650	3,315,159

		6,082,357

TOTAL PREFERRED STOCK (Cost $6,082,357)		6,082,357

TOTAL EQUITIES (Cost $1,195,872,296)		1,629,490,874

	Principal Amount

BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electrical Components & Equipment — 0.1%
A123 Systems, Inc., Convertible 3.750% 4/15/16	$1,085,000	977,856

TOTAL CORPORATE DEBT (Cost $1,085,000)		977,856

TOTAL BONDS & NOTES (Cost $1,085,000)		977,856

	Number of Shares	Value

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
T. Rowe Price Government Reserve Investment Fund	11,815,949	$11,815,948

TOTAL MUTUAL FUNDS (Cost $11,815,948)		11,815,948

TOTAL LONG-TERM INVESTMENTS (Cost $1,208,773,244)		1,642,284,678

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (d)	$51,987,411	51,987,411

TOTAL SHORT-TERM INVESTMENTS (Cost $51,987,411)		51,987,411

TOTAL INVESTMENTS — 100.5% (Cost $1,260,760,655) (e)		1,694,272,089

Other Assets/(Liabilities) — (0.5)%		(8,608,620)

NET ASSETS — 100.0%		$1,685,663,469

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $3,222,973 or 0.19% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Maturity value of $51,987,425. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $53,033,414.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Advertising — 0.2%
APAC Customer Services, Inc. (a)	408,460	$2,177,092

Aerospace & Defense — 0.8%
Aerovironment, Inc. (a)	45,600	1,611,960
Moog, Inc. Class A (a)	35,220	1,532,774
Orbital Sciences Corp. (a)	115,840	1,951,904
Teledyne Technologies, Inc. (a)	51,450	2,591,022

		7,687,660

Airlines — 0.6%
Copa Holdings SA Class A	50,620	3,378,379
JetBlue Airways Corp. (a)	364,700	2,224,670

		5,603,049

Apparel — 3.4%
Steven Madden Ltd. (a)	59,725	2,240,285
Under Armour, Inc. Class A (a)	244,981	18,939,481
The Warnaco Group, Inc. (a)	195,000	10,188,750

		31,368,516

Automotive & Parts — 0.6%
Commercial Vehicle Group, Inc. (a)	78,200	1,109,658
Meritor, Inc. (a)	274,130	4,397,045

		5,506,703

Banks — 1.3%
Boston Private Financial Holdings, Inc.	329,990	2,171,334
CVB Financial Corp.	243,750	2,254,687
International Bancshares Corp.	117,270	1,961,927
MB Financial, Inc.	92,294	1,775,737
PacWest Bancorp	98,000	2,015,860
Signature Bank (a)	29,120	1,665,664

		11,845,209

Beverages — 1.8%
Boston Beer Co., Inc. Class A (a)	91,554	8,203,239
Cott Corp. (a)	208,000	1,749,280
Green Mountain Coffee Roasters, Inc. (a)	69,140	6,171,436

		16,123,955

Biotechnology — 1.5%
Exelixis, Inc. (a)	196,840	1,763,686
Immunogen, Inc. (a)	64,900	791,131
Incyte Corp. (a)	183,010	3,466,209
Regeneron Pharmaceuticals, Inc. (a)	25,350	1,437,599
Seattle Genetics, Inc. (a)	212,010	4,350,445
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	84,000	1,475,040

		13,284,110

	Number of Shares	Value
Building Materials — 0.6%
Eagle Materials, Inc.	50,600	$1,410,222
Lennox International, Inc.	55,890	2,407,182
Trex Co., Inc. (a)	67,259	1,646,501

		5,463,905

Chemicals — 1.0%
Ferro Corp. (a)	154,350	2,074,464
Methanex Corp.	169,485	5,318,439
Olin Corp.	84,780	1,921,115

		9,314,018

Coal — 0.2%
James River Coal Co. (a)	107,220	2,232,320

Commercial Services — 4.9%
The Advisory Board Co. (a)	65,930	3,816,028
AerCap Holdings NV (a)	147,940	1,924,699
Convergys Corp. (a)	186,020	2,537,313
Corrections Corporation of America (a)	127,635	2,763,298
CoStar Group, Inc. (a)	74,430	4,412,211
Estacio Participacoes SA	152,140	1,949,701
Forrester Research, Inc.	66,700	2,198,432
The Geo Group, Inc. (a)	107,970	2,486,549
Green Dot Corp. Class A (a)	15,280	519,214
Healthspring, Inc. (a)	37,720	1,739,269
Huron Consulting Group, Inc. (a)	92,960	2,808,322
Localiza Rent a Car SA	104,970	1,876,566
PAREXEL International Corp. (a)	88,670	2,089,065
Pharmaceutical Product Development, Inc.	101,690	2,729,360
RSC Holdings, Inc. (a)	49,580	592,977
TrueBlue, Inc. (a)	183,105	2,651,360
United Rentals, Inc. (a)	150,640	3,826,256
Weight Watchers International, Inc.	47,130	3,556,901

		44,477,521

Computers — 6.7%
Cadence Design Systems, Inc. (a)	380,200	4,014,912
Fortinet, Inc. (a)	51,600	1,408,164
LivePerson, Inc. (a)	114,170	1,614,364
LogMeIn, Inc. (a)	275,455	10,624,299
Magma Design Automation, Inc. (a)	133,425	1,066,066
MICROS Systems, Inc. (a)	368,921	18,339,063
Quantum Corp. (a)	545,200	1,799,160
RealD, Inc. (a)	182,940	4,278,967
Stratasys, Inc. (a)	319,594	10,770,318
SYKES Enterprises, Inc. (a)	218,787	4,710,484
Syntel, Inc.	36,770	2,173,842

		60,799,639

Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc. (a)	149,230	3,405,429

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LKQ Corp. (a)	314,722	$8,211,097

		11,616,526

Diversified Financial — 4.4%
Evercore Partners, Inc. Class A	45,840	1,527,389
Financial Engines, Inc. (a)	77,600	2,011,392
Greenhill & Co., Inc.	267,577	14,400,994
National Financial Partners Corp. (a)	141,200	1,629,448
Netspend Holdings, Inc. (a)	40,400	404,000
Portfolio Recovery Associates, Inc. (a)	235,436	19,962,618

		39,935,841

Electric — 0.5%
IDACORP, Inc.	58,240	2,300,480
ITC Holdings Corp.	29,240	2,098,555

		4,399,035

Electrical Components & Equipment — 3.6%
A123 Systems, Inc. (a)	243,500	1,295,420
General Cable Corp. (a)	401,910	17,113,328
GrafTech International Ltd. (a)	588,400	11,926,868
SunPower Corp. Class B (a)	93,787	1,559,678
Universal Display Corp. (a)	27,910	979,362

		32,874,656

Electronics — 2.1%
Celestica, Inc. (a)	253,920	2,224,339
Cymer, Inc. (a)	38,658	1,913,958
Faro Technologies, Inc. (a)	94,627	4,144,663
Jabil Circuit, Inc.	328,720	6,640,144
PerkinElmer, Inc.	94,420	2,540,842
Stoneridge, Inc. (a)	128,210	1,889,815

		19,353,761

Engineering & Construction — 0.2%
Aecom Technology Corp. (a)	57,100	1,561,114

Entertainment — 1.3%
Bally Technologies, Inc. (a)	58,370	2,374,492
Churchill Downs, Inc.	53,640	2,418,091
Cinemark Holdings, Inc.	209,540	4,339,573
DreamWorks Animation SKG, Inc. Class A (a)	112,640	2,264,064

		11,396,220

Environmental Controls — 0.9%
Waste Connections, Inc.	263,400	8,357,682

Foods — 0.3%
Diamond Foods, Inc.	6,515	497,355
The Fresh Market, Inc. (a)	68,680	2,656,543

		3,153,898

Health Care – Products — 10.6%
Cyberonics, Inc. (a)	355,200	9,927,840
Dexcom, Inc. (a)	710,200	10,290,798

	Number of Shares	Value
Gen-Probe, Inc. (a)	41,150	$2,845,522
HeartWare International, Inc. (a)	24,190	1,791,995
Insulet Corp. (a)	140,090	3,105,795
Masimo Corp.	314,987	9,348,814
NuVasive, Inc. (a)	596,378	19,608,909
Orthofix International NV (a)	17,900	760,213
Stereotaxis, Inc. (a)	351,674	1,234,376
Tornier BV (a)	45,100	1,215,445
Volcano Corp. (a)	606,115	19,571,453
Zoll Medical Corp. (a)	290,172	16,441,146

		96,142,306

Health Care – Services — 1.2%
Health Management Associates, Inc. Class A (a)	245,350	2,644,873
Kindred Healthcare, Inc. (a)	118,580	2,545,912
Vanguard Health Systems, Inc. (a)	39,700	681,649
WellCare Health Plans, Inc. (a)	97,580	5,016,588

		10,889,022

Holding Company – Diversified — 0.2%
Justice Holdings Ltd. (a)	104,180	1,638,659

Home Builders — 0.7%
KB Home	123,700	1,209,786
Meritage Home Corp. (a)	81,540	1,839,543
Thor Industries, Inc.	129,330	3,729,877

		6,779,206

Home Furnishing — 2.9%
Tempur-Pedic International, Inc. (a)	333,030	22,586,094
TiVo, Inc. (a)	399,030	4,106,019

		26,692,113

Insurance — 0.3%
eHealth, Inc. (a)	136,000	1,816,960
Platinum Underwriters Holdings Ltd.	18,900	628,236

		2,445,196

Internet — 5.2%
Ancestry.com, Inc. (a)	60,510	2,504,509
Ariba, Inc. (a)	4,800	165,456
BroadSoft, Inc. (a)	64,410	2,455,953
Constant Contact, Inc. (a)	366,865	9,311,034
DealerTrack Holdings, Inc. (a)	543,756	12,479,200
Dice Holdings, Inc. (a)	500,450	6,766,084
IAC/InterActiveCorp (a)	82,610	3,153,224
Liquidity Services, Inc. (a)	18,400	434,424
QuinStreet, Inc. (a)	43,730	567,615
S1 Corp. (a)	223,400	1,671,032
Sapient Corp. (a)	209,990	3,156,150
Shutterfly, Inc. (a)	45,290	2,600,552
ValueClick, Inc. (a)	130,160	2,160,656

		47,425,889

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.3%
Brunswick Corp.	115,830	$2,362,932

Machinery – Diversified — 3.5%
Gardner Denver, Inc.	80,100	6,732,405
The Manitowoc Co., Inc.	260,300	4,383,452
Sauer-Danfoss, Inc. (a)	10,951	551,821
Wabtec Corp.	310,277	20,391,404

		32,059,082

Manufacturing — 1.5%
Acuity Brands, Inc.	219,500	12,243,710
FreightCar America, Inc. (a)	63,334	1,604,884

		13,848,594

Media — 1.5%
Demand Media, Inc. (a)	119,207	1,615,255
FactSet Research Systems, Inc.	119,444	12,221,510

		13,836,765

Mining — 0.2%
Detour Gold Corp. (a)	55,920	1,620,575

Office Furnishings — 0.5%
Interface, Inc. Class A	143,980	2,788,892
Knoll, Inc.	102,040	2,047,943

		4,836,835

Oil & Gas — 1.0%
Comstock Resources, Inc. (a)	107,390	3,091,758
Petroleum Development Corp. (a)	13,237	395,919
Rosetta Resources, Inc. (a)	104,580	5,390,053

		8,877,730

Oil & Gas Services — 5.6%
Core Laboratories NV	78,183	8,720,532
Dresser-Rand Group, Inc. (a)	308,200	16,565,750
Dril-Quip, Inc. (a)	210,489	14,277,469
Global Industries Ltd. (a)	329,640	1,806,427
Helix Energy Solutions Group, Inc. (a)	125,470	2,077,783
Hornbeck Offshore Services, Inc. (a)	39,860	1,096,150
ION Geophysical Corp. (a)	405,750	3,838,395
Tidewater, Inc.	45,900	2,469,879

		50,852,385

Packaging & Containers — 0.6%
Graphic Packaging Holding Co. (a)	440,350	2,395,504
Silgan Holdings, Inc.	70,410	2,884,698

		5,280,202

Pharmaceuticals — 1.9%
Alkermes, Inc. (a)	46,100	857,460
Amylin Pharmaceuticals, Inc. (a)	76,800	1,026,048
Ardea Biosciences, Inc. (a)	38,680	984,793
Cadence Pharmaceuticals, Inc. (a)	151,547	1,394,232
Catalyst Health Solutions, Inc. (a)	51,280	2,862,450

	Number of Shares	Value
Ironwood Pharmaceuticals, Inc. (a)	100,000	$1,572,000
Onyx Pharmaceuticals, Inc. (a)	38,780	1,368,934
Salix Pharmaceuticals Ltd. (a)	80,540	3,207,908
SXC Health Solutions Corp. (a)	50,200	2,957,784
Targacept, Inc. (a)	49,600	1,045,072

		17,276,681

Real Estate Investment Trusts (REITS) — 1.0%
American Assets Trust, Inc.	64,929	1,457,656
Associated Estates Realty Corp.	69,280	1,125,800
MFA Financial, Inc.	231,200	1,858,848
Redwood Trust, Inc.	162,810	2,461,687
Sabra Health Care REIT, Inc.	113,750	1,900,763

		8,804,754

Retail — 6.0%
AFC Enterprises, Inc (a)	69,462	1,142,650
The Cheesecake Factory, Inc. (a)	97,589	3,061,367
Columbia Sportswear Co.	191,955	12,169,947
Denny’s Corp. (a)	480,600	1,864,728
Domino’s Pizza UK & IRL PLC	324,285	2,101,181
Express, Inc.	151,920	3,311,856
GNC Holdings, Inc. (a)	60,610	1,321,904
Hanesbrands, Inc. (a)	112,688	3,217,242
Liz Claiborne, Inc. (a)	409,500	2,190,825
Lumber Liquidators Holdings, Inc. (a)	228,470	5,803,138
Nu Skin Enterprises, Inc. Class A	76,860	2,886,093
Rue21, Inc. (a)	7,800	253,500
Ulta Salon Cosmetics & Fragrance, Inc. (a)	42,625	2,752,722
Vera Bradley, Inc. (a)	123,600	4,721,520
Zumiez, Inc. (a)	310,246	7,746,843

		54,545,516

Semiconductors — 3.4%
Applied Micro Circuits Corp. (a)	209,970	1,860,334
Cavium, Inc. (a)	51,070	2,226,141
Fairchild Semiconductor International, Inc. (a)	122,250	2,042,798
Microsemi Corp. (a)	107,390	2,201,495
Mindspeed Technologies, Inc. (a)	138,600	1,108,800
Nanometrics, Inc. (a)	125,590	2,384,954
Netlogic Microsystems, Inc. (a)	111,980	4,526,232
ON Semiconductor Corp. (a)	262,990	2,753,505
QLogic Corp. (a)	116,860	1,860,411
Semtech Corp. (a)	212,140	5,799,908
Skyworks Solutions, Inc. (a)	125,280	2,878,934
TriQuint Semiconductor, Inc. (a)	140,730	1,434,039

		31,077,551

Software — 4.2%
Allscripts Healthcare Solutions, Inc. (a)	105,090	2,040,848
CommVault Systems, Inc. (a)	220,452	9,799,091

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Concur Technologies, Inc. (a)	128,025	$6,410,212
Emdeon, Inc. Class A (a)	153,460	2,013,395
Parametric Technology Corp. (a)	53,470	1,226,067
QLIK Technologies, Inc. (a)	39,900	1,358,994
RealPage, Inc. (a)	67,370	1,783,284
RightNow Technologies, Inc. (a)	66,540	2,155,896
SolarWinds, Inc. (a)	72,910	1,905,867
Synchronoss Technologies, Inc. (a)	239,000	7,583,470
Velti PLC (a)	140,061	2,368,432

		38,645,556

Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	231,224	4,899,637

Telecommunications — 3.5%
Acme Packet, Inc. (a)	36,940	2,590,602
ADTRAN, Inc.	39,050	1,511,625
Aruba Networks, Inc. (a)	309,920	9,158,136
DigitalGlobe, Inc. (a)	106,208	2,698,745
Finisar Corp. (a)	255,600	4,608,468
Ixia (a)	35,730	457,344
Leap Wireless International, Inc. (a)	84,620	1,373,383
PAETEC Holding Corp. (a)	252,000	1,207,080
Polycom, Inc. (a)	35,810	2,302,583
tw telecom, Inc. (a)	149,320	3,065,540
Vonage Holdings Corp. (a)	753,910	3,324,743

		32,298,249

Transportation — 3.1%
Con-way, Inc.	121,580	4,718,520
Genesee & Wyoming, Inc. Class A (a)	28,370	1,663,617
GulfMark Offshore, Inc. Class A (a)	123,850	5,472,931
J.B. Hunt Transport Services, Inc.	168,805	7,949,027
Old Dominion Freight Line, Inc. (a)	76,525	2,854,382
Swift Transporation Co. (a)	186,870	2,532,089
Vitran Corp., Inc. (a)	69,100	877,570
Werner Enterprises, Inc.	82,770	2,073,389

		28,141,525

TOTAL COMMON STOCK (Cost $748,669,815)		889,809,390

TOTAL EQUITIES (Cost $748,669,815)		889,809,390

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
iShares Russell 2000 Index Fund	76,161	6,306,131

TOTAL MUTUAL FUNDS (Cost $6,236,439)		6,306,131

TOTAL LONG-TERM INVESTMENTS (Cost $754,906,254)		896,115,521

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$19,264,711	$19,264,711

TOTAL SHORT-TERM INVESTMENTS (Cost $19,264,711)		19,264,711

TOTAL INVESTMENTS — 100.4% (Cost $774,170,965) (c)		915,380,232

Other Assets/(Liabilities) — (0.4)%		(3,927,981)

NET ASSETS — 100.0%		$911,452,251

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,264,717. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 5/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $19,655,798.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Aerospace & Defense — 1.3%
Teledyne Technologies, Inc. (a)	4,763	$239,865
Triumph Group, Inc.	6,751	672,264

		912,129

Airlines — 0.6%
JetBlue Airways Corp. (a)	69,415	423,431

Apparel — 1.0%
Oxford Industries, Inc.	5,060	170,826
Steven Madden Ltd. (a)	13,705	514,074

		684,900

Automotive & Parts — 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	20,379	231,913
Meritor, Inc. (a)	33,805	542,232
WABCO Holdings, Inc. (a)	15,936	1,100,540

		1,874,685

Banks — 0.6%
Prosperity Bancshares, Inc.	4,270	187,111
UMB Financial Corp.	5,585	233,900

		421,011

Beverages — 0.2%
Primo Water Corp. (a)	10,070	144,907

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	5,100	239,853
Amarin Corp. PLC Sponsored ADR (United Kingdom) (a)	10,430	150,922
Exact Sciences Corp. (a)	11,800	101,480
NPS Pharmaceuticals, Inc. (a)	13,190	124,646
Regeneron Pharmaceuticals, Inc. (a)	5,920	335,723
Seattle Genetics, Inc. (a)	17,215	353,252

		1,305,876

Building Materials — 1.1%
Interline Brands, Inc. (a)	6,070	111,506
Texas Industries, Inc.	15,877	660,959

		772,465

Chemicals — 2.6%
Arch Chemicals, Inc.	6,860	236,259
Huntsman Corp.	34,681	653,737
Intrepid Potash, Inc. (a)	20,398	662,935
Quaker Chemical Corp.	7,035	302,575

		1,855,506

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	9,594	204,352

Commercial Services — 5.0%
Aaron’s, Inc.	9,610	271,579

	Number of Shares	Value
Chemed Corp.	3,650	$239,148
The Corporate Executive Board Co.	8,637	377,005
Exponent, Inc. (a)	4,700	204,497
The Geo Group, Inc. (a)	31,195	718,421
MAXIMUS, Inc.	3,440	284,591
Monster Worldwide, Inc. (a)	3,150	46,179
PAREXEL International Corp. (a)	10,705	252,210
Sotheby’s	11,975	520,912
SuccessFactors, Inc. (a)	14,377	422,684
VistaPrint NV (a)	3,930	188,050

		3,525,276

Computers — 3.6%
CACI International, Inc. Class A (a)	3,020	190,502
Fortinet, Inc. (a)	31,876	869,896
Netscout Systems, Inc. (a)	9,750	203,677
Radiant Systems, Inc. (a)	30,570	638,913
Riverbed Technology, Inc. (a)	12,180	482,206
Syntel, Inc.	2,090	123,561

		2,508,755

Cosmetics & Personal Care — 0.3%
Inter Parfums, Inc.	7,650	176,180

Diversified Financial — 1.9%
Duff & Phelps Corp. Class A	15,417	197,800
Encore Capital Group, Inc. (a)	5,370	164,967
MarketAxess Holdings, Inc.	13,100	328,286
optionsXpress Holdings, Inc.	10,765	179,560
Portfolio Recovery Associates, Inc. (a)	4,100	347,639
World Acceptance Corp. (a)	1,890	123,927

		1,342,179

Electrical Components & Equipment — 2.3%
Advanced Energy Industries, Inc. (a)	9,920	146,717
EnerSys (a)	8,790	302,552
GrafTech International Ltd. (a)	48,835	989,885
Universal Display Corp. (a)	5,753	201,873

		1,641,027

Electronics — 4.1%
Analogic Corp.	5,900	310,281
Coherent, Inc. (a)	12,676	700,603
FEI Co. (a)	3,350	127,937
Gentex Corp.	19,571	591,631
Kemet Corp. (a)	13,260	189,485
Oyo Geospace Corp. (a)	7,145	714,500
PerkinElmer, Inc.	8,540	229,811

		2,864,248

Energy – Alternate Sources — 0.2%
Solazyme, Inc. (a)	5,580	128,173

Engineering & Construction — 0.3%
EMCOR Group, Inc. (a)	8,270	242,394

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 3.0%
Bally Technologies, Inc. (a)	15,814	$643,314
Lions Gate Entertainment Corp. (a)	32,410	214,554
Pinnacle Entertainment, Inc. (a)	46,580	694,042
Shuffle Master, Inc. (a)	63,163	590,890

		2,142,800

Environmental Controls — 1.2%
Darling International, Inc. (a)	10,350	183,195
Waste Connections, Inc.	21,052	667,980

		851,175

Foods — 1.1%
The Fresh Market, Inc. (a)	13,141	508,294
Ruddick Corp.	3,590	156,309
United Natural Foods, Inc. (a)	2,660	113,502

		778,105

Forest Products & Paper — 0.4%
Potlatch Corp.	8,490	299,442

Hand & Machine Tools — 0.8%
Regal-Beloit Corp.	8,453	564,407

Health Care – Products — 5.6%
ArthroCare Corp. (a)	17,070	571,333
Bruker Corp. (a)	29,607	602,799
Cepheid, Inc. (a)	23,112	800,600
The Cooper Cos., Inc.	5,330	422,349
Delcath Systems, Inc. (a)	19,380	100,001
Masimo Corp.	8,080	239,814
NuVasive, Inc. (a)	7,670	252,190
Thoratec Corp. (a)	22,592	741,469
Volcano Corp. (a)	7,094	229,065

		3,959,620

Health Care – Services — 2.1%
Air Methods Corp. (a)	1,720	128,553
Centene Corp. (a)	20,965	744,886
ICON PLC Sponsored ADR (Ireland) (a)	16,277	383,486
Thermo Fisher Scientific, Inc. (a)	3,200	206,048

		1,462,973

Home Furnishing — 1.9%
DTS, Inc. (a)	20,147	816,961
Universal Electronics, Inc. (a)	20,558	519,295

		1,336,256

Household Products — 0.2%
Jarden Corp.	4,580	158,056

Internet — 3.8%
Constant Contact, Inc. (a)	9,830	249,485
Pandora Media, Inc. (a)	11,145	210,752
Sapient Corp. (a)	61,665	926,825
TIBCO Software, Inc. (a)	29,225	848,110
Vocus, Inc. (a)	6,600	202,026

	Number of Shares	Value
Websense, Inc. (a)	10,160	$263,855

		2,701,053

Lodging — 0.5%
Orient-Express Hotels Ltd. (a)	30,980	333,035

Machinery – Diversified — 0.8%
Columbus McKinnon Corp. (a)	5,900	105,964
Intermec, Inc. (a)	10,640	117,466
The Middleby Corp. (a)	1,930	181,497
Robbins & Myers, Inc.	2,460	130,011

		534,938

Manufacturing — 0.8%
Crane Co.	5,160	254,956
EnPro Industries, Inc. (a)	2,590	124,501
Hexcel Corp. (a)	8,880	194,383

		573,840

Media — 0.7%
Acacia Research - Acacia Technologies (a)	13,422	492,453

Metal Fabricate & Hardware — 0.7%
Mueller Industries, Inc.	3,210	121,691
Northwest Pipe Co. (a)	13,611	354,703

		476,394

Mining — 2.4%
AMCOL International Corp.	3,380	128,981
Kaiser Aluminum Corp.	5,040	275,285
RTI International Metals, Inc. (a)	21,507	825,223
Titanium Metals Corp.	25,618	469,322

		1,698,811

Office Furnishings — 0.4%
Interface, Inc. Class A	13,100	253,747

Oil & Gas — 3.0%
Bill Barrett Corp. (a)	8,020	371,727
Brigham Exploration Co. (a)	3,780	113,135
Carrizo Oil & Gas, Inc. (a)	4,140	172,845
Gulfport Energy Corp. (a)	10,610	315,011
Oasis Petroleum, Inc. (a)	30,154	894,971
Pioneer Drilling Co. (a)	8,610	131,216
Resolute Energy Corp. (a)	7,000	113,120

		2,112,025

Oil & Gas Services — 2.8%
Lufkin Industries, Inc.	19,683	1,693,722
Oil States International, Inc. (a)	3,310	264,502

		1,958,224

Pharmaceuticals — 7.1%
Achillion Pharmaceuticals, Inc. (a)	16,350	121,644
BioMarin Pharmaceutical, Inc. (a)	17,007	462,761
Catalyst Health Solutions, Inc. (a)	15,694	876,039
Cubist Pharmaceuticals, Inc. (a)	7,760	279,282

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Herbalife Ltd.	7,010	$404,057
MAP Pharmaceuticals, Inc. (a)	8,620	137,661
Medicis Pharmaceutical Corp. Class A	6,660	254,212
Pharmasset, Inc. (a)	2,150	241,230
Questcor Pharmaceuticals, Inc. (a)	5,210	125,561
Salix Pharmaceuticals Ltd. (a)	18,530	738,050
Sirona Dental Systems, Inc. (a)	12,764	677,769
SXC Health Solutions Corp. (a)	5,500	324,060
Theravance, Inc. (a)	6,430	142,810
ViroPharma, Inc. (a)	9,480	175,380

		4,960,516

Real Estate Investment Trusts (REITS) — 0.5%
Redwood Trust, Inc.	24,223	366,252

Retail — 10.9%
BJ’s Restaurants, Inc. (a)	15,319	802,103
Buffalo Wild Wings, Inc. (a)	9,865	654,148
Casey’s General Stores, Inc.	4,500	198,000
Cash America International, Inc.	19,901	1,151,671
The Cheesecake Factory, Inc. (a)	6,120	191,984
Chico’s FAS, Inc.	15,897	242,111
EZCORP, Inc. Class A (a)	3,780	134,474
First Cash Financial Services, Inc. (a)	3,000	125,970
Genesco, Inc. (a)	33,810	1,761,501
Papa John’s International, Inc. (a)	5,350	177,941
Select Comfort Corp. (a)	14,750	265,205
Stage Stores, Inc.	9,910	166,488
Tractor Supply Co.	2,080	139,110
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,040	196,323
Vitamin Shoppe, Inc. (a)	32,027	1,465,556

		7,672,585

Savings & Loans — 0.2%
Dime Community Bancshares, Inc.	10,660	154,996

Semiconductors — 3.7%
Mellanox Technologies Ltd. (a)	6,710	200,025
Netlogic Microsystems, Inc. (a)	19,555	790,413
OmniVision Technologies, Inc. (a)	7,730	269,081
Photronics, Inc. (a)	29,690	251,474
Teradyne, Inc. (a)	27,225	402,930
TriQuint Semiconductor, Inc. (a)	2,440	24,864
Ultratech, Inc. (a)	5,680	172,559
Veeco Instruments, Inc. (a)	9,880	478,291

		2,589,637

Software — 8.3%
Allscripts Healthcare Solutions, Inc. (a)	32,993	640,724
American Reprographics Co. (a)	12,480	88,234
ANSYS, Inc. (a)	11,530	630,345
Bottomline Technologies, Inc. (a)	9,350	231,038

	Number of Shares	Value
Compuware Corp. (a)	53,678	$523,897
Fair Isaac Corp.	10,040	303,208
Informatica Corp. (a)	13,785	805,458
MedAssets, Inc. (a)	22,102	295,283
Medidata Solutions, Inc. (a)	1,493	35,638
Progress Software Corp. (a)	16,925	408,400
QLIK Technologies, Inc. (a)	15,304	521,254
Quality Systems, Inc.	11,199	977,673
SolarWinds, Inc. (a)	5,480	143,247
Taleo Corp. Class A (a)	7,100	262,913

		5,867,312

Telecommunications — 2.9%
EMS Technologies, Inc. (a)	13,568	447,337
Harmonic, Inc. (a)	42,100	304,383
Ixia (a)	12,500	160,000
NETGEAR, Inc. (a)	7,960	348,011
NICE Systems Ltd. Sponsored ADR (Israel) (a)	15,636	568,525
ShoreTel, Inc. (a)	19,830	202,266

		2,030,522

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	10,566	628,783
Forward Air Corp.	5,590	188,886
Landstar System, Inc.	9,350	434,588
Old Dominion Freight Line, Inc. (a)	6,530	243,569

		1,495,826

TOTAL COMMON STOCK (Cost $52,015,339)		68,852,494

TOTAL EQUITIES (Cost $52,015,339)		68,852,494

MUTUAL FUNDS — 2.3%
Diversified Financial — 2.3%
iShares Russell 2000 Growth Index Fund	11,350	1,076,547
iShares Russell 2000 Index Fund	6,490	537,372

		1,613,919

TOTAL MUTUAL FUNDS (Cost $1,558,356)		1,613,919

TOTAL LONG-TERM INVESTMENTS (Cost $53,573,695)		70,466,413

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$1,976,512	$1,976,512

TOTAL SHORT-TERM INVESTMENTS (Cost $1,976,512)		1,976,512

TOTAL INVESTMENTS — 103.0% (Cost $55,550,207) (c)		72,442,925

Other Assets/(Liabilities) — (3.0)%		(2,141,442)

NET ASSETS — 100.0%		$70,301,483

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,976,512. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 -11/15/40, and an aggregate market value, including accrued interest, of $2,018,932.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 94.8%
Agriculture — 2.7%
British American Tobacco PLC	51,174	$2,243,127
Japan Tobacco, Inc.	472	1,821,556

		4,064,683

Auto Manufacturers — 4.2%
Daimler AG	29,910	2,251,053
Nissan Motor Co. Ltd.	184,100	1,932,547
Toyota Motor Corp.	55,000	2,315,654

		6,499,254

Automotive & Parts — 0.9%
Bridgestone Corp.	57,700	1,327,942

Banks — 14.1%
Banco Bilbao Vizcaya Argentaria SA	187,388	2,196,317
Barclays PLC	384,961	1,584,579
BNP Paribas	38,258	2,950,666
Commerzbank AG (a)	507,432	2,182,012
DnB NOR ASA	110,212	1,536,262
Erste Group Bank AG	25,976	1,360,609
HSBC Holdings PLC	96,110	953,462
KBC Groep NV	41,995	1,649,608
Lloyds Banking Group PLC (a)	1,348,382	1,059,509
Nordea Bank AB	106,278	1,142,025
Standard Chartered PLC	43,084	1,132,146
Sumitomo Mitsui Financial Group, Inc.	92,600	2,849,853
UniCredit SpA	461,868	976,911

		21,573,959

Building Materials — 1.1%
Holcim Ltd. (a)	22,696	1,712,855

Chemicals — 4.1%
BASF SE	36,300	3,552,329
Lanxess AG	9,048	741,777
Solvay SA Class A	12,816	1,980,276

		6,274,382

Commercial Services — 1.1%
Experian PLC	77,293	984,393
Hamburger Hafen und Logistik AG	16,389	711,773

		1,696,166

Computers — 1.0%
Fujitsu LTD	259,000	1,480,286

Distribution & Wholesale — 3.4%
Marubeni Corp.	171,000	1,136,498
Mitsui & Co. Ltd.	103,100	1,782,918
Sumitomo Corp.	171,100	2,332,104

		5,251,520

	Number of Shares	Value
Diversified Financial — 2.8%
African Bank Investments Ltd.	206,626	$1,052,896
Credit Suisse Group (a)	51,764	2,011,978
Deutsche Boerse AG	15,126	1,147,963

		4,212,837

Electric — 2.3%
Enel SpA	340,682	2,225,264
International Power PLC	242,730	1,253,302

		3,478,566

Electrical Components & Equipment — 3.1%
Mitsubishi Electric Corp.	183,000	2,125,300
Schneider Electric SA	15,397	2,572,407

		4,697,707

Electronics — 0.8%
Hon Hai Precision Industry Co. Ltd.	346,000	1,193,495

Engineering & Construction — 0.6%
Bouygues SA	22,364	983,213

Food Services — 1.0%
Sodexo	19,804	1,551,683

Foods — 1.0%
Unilever NV	47,391	1,552,531

Forest Products & Paper — 1.2%
UPM-Kymmene OYJ	104,388	1,908,891

Gas — 4.1%
Centrica PLC	364,788	1,892,909
Gaz De France	59,235	2,167,815
Snam Rete Gas SpA	369,847	2,189,501

		6,250,225

Insurance — 6.4%
Allianz SE	19,626	2,742,090
ING Groep NV (a)	264,411	3,261,588
Prudential PLC	202,516	2,340,384
QBE Insurance Group Ltd.	75,259	1,397,186

		9,741,248

Investment Companies — 0.6%
Man Group PLC	231,155	878,325

Lodging — 0.9%
Intercontinental Hotels Group PLC	69,388	1,419,978

Machinery – Diversified — 0.7%
Amada Co. Ltd.	129,000	992,378

Manufacturing — 1.5%
FUJIFILM Holdings Corp.	47,200	1,471,209
Siemens AG	6,375	875,319

		2,346,528

Mining — 1.6%
First Quantum Minerals Ltd.	10,164	1,481,945

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Glencore International PLC (a)	70,062	$552,110
Petropavlovsk PLC	34,864	408,506

		2,442,561

Oil & Gas — 9.7%
BP PLC	409,581	3,017,791
Cairn Energy PLC (a)	188,119	1,252,451
JX Holdings, Inc.	300,000	2,025,855
Repsol YPF SA	46,411	1,611,334
Royal Dutch Shell PLC Class A	177,870	6,337,912
Tullow Oil PLC	33,858	673,871

		14,919,214

Pharmaceuticals — 8.5%
Bayer AG	37,566	3,020,158
GlaxoSmithKline PLC	175,552	3,758,685
Novartis AG	34,788	2,131,025
Sanofi	51,008	4,099,718

		13,009,586

Real Estate — 0.7%
China Resources Land Ltd.	590,000	1,065,269

Retail — 1.0%
PPR	8,716	1,552,229

Semiconductors — 1.2%
Samsung Electronics Co., Ltd.	2,408	1,871,592

Telecommunications — 10.9%
BT Group PLC	392,631	1,273,557
Deutsche Telekom AG	99,013	1,553,028
KDDI Corp.	402	2,892,431
Koninklijke KPN NV	98,601	1,433,271
Nippon Telegraph & Telephone Corp.	34,500	1,677,578
Singapore Telecommunications Ltd.	587,000	1,509,709
Telefonaktiebolaget LM Ericsson Class B	122,265	1,758,481
Vodafone Group PLC	1,737,818	4,618,480

		16,716,535

Transportation — 0.9%
East Japan Railway	23,100	1,327,420

Water — 0.7%
Suez Environnement Co.	55,281	1,101,791

TOTAL COMMON STOCK (Cost $144,464,539)		145,094,849

PREFERRED STOCK — 2.1%
Auto Manufacturers — 2.1%
Volkswagen AG, 1.510%	15,549	3,205,817

TOTAL PREFERRED STOCK (Cost $2,810,332)		3,205,817

		Value

TOTAL EQUITIES (Cost $147,274,871)		$148,300,666

TOTAL LONG-TERM INVESTMENTS (Cost $147,274,871)		148,300,666

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$3,869,204	3,869,204

TOTAL SHORT-TERM INVESTMENTS (Cost $3,869,204)		3,869,204

TOTAL INVESTMENTS — 99.4% (Cost $151,144,075) (c)		152,169,870

Other Assets/(Liabilities) — 0.6%		931,534

NET ASSETS — 100.0%		$153,101,404

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,869,205. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $3,948,452.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.4%
Advertising — 0.7%
Publicis Groupe	80,100	$4,471,435

Aerospace & Defense — 0.1%
BAE Systems PLC	157,600	805,660

Agriculture — 0.9%
British American Tobacco PLC	42,235	1,851,302
Japan Tobacco, Inc.	999	3,855,370

		5,706,672

Apparel — 0.4%
Burberry Group PLC	101,687	2,364,223

Auto Manufacturers — 3.3%
Daimler AG	51,385	3,867,281
Honda Motor Co. Ltd.	192,900	7,435,058
Nissan Motor Co. Ltd.	146,100	1,533,651
Toyota Motor Corp.	170,200	7,165,897

		20,001,887

Automotive & Parts — 0.8%
Bridgestone Corp.	45,700	1,051,767
Denso Corp.	98,200	3,646,035

		4,697,802

Banks — 12.3%
Banco Bilbao Vizcaya Argentaria SA	154,653	1,812,641
Banco Santander SA	651,281	7,514,776
Bank of Ireland (a)	4,154,150	692,131
Barclays PLC	731,235	3,009,915
BNP Paribas	99,675	7,687,481
Commerzbank AG (a)	418,751	1,800,674
DnB NOR ASA	90,959	1,267,892
Erste Group Bank AG	55,852	2,925,497
HSBC Holdings PLC	934,631	9,272,034
ICICI Bank Ltd. Sponsored ADR (India)	98,270	4,844,711
Intesa Sanpaolo	1,914,814	5,092,235
Julius Baer Group Ltd. (a)	135,389	5,588,379
KBC Groep NV	34,659	1,361,442
Komercni Banka AS	10,030	2,444,780
Lloyds Banking Group PLC (a)	1,112,829	874,420
Nordea Bank AB	87,712	942,522
Standard Chartered PLC	243,138	6,389,091
Sumitomo Mitsui Financial Group, Inc.	182,700	5,622,766
UniCredit SpA	381,183	806,252
Westpac Banking Corp.	181,350	4,350,254

		74,299,893

Beverages — 4.9%
Diageo PLC	508,564	10,391,045

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	13,900	$924,211
Foster’s Group Ltd.	252,200	1,396,159
Heineken Holding NV Class A	44,800	2,292,557
Heineken NV	156,284	9,400,009
Pernod-Ricard SA	46,503	4,583,907
Treasury Wine Estates Ltd. (a)	84,066	306,561

		29,294,449

Building Materials — 0.9%
Geberit AG Registered (a)	5,600	1,326,870
Holcim Ltd. (a)	57,431	4,334,286

		5,661,156

Chemicals — 7.3%
Air Liquide	42,127	6,038,555
Akzo Nobel NV	126,235	7,963,246
BASF SE	29,958	2,931,699
Givaudan SA Registered (a)	6,679	7,066,324
Lanxess AG	7,177	588,387
Linde AG	69,081	12,111,725
Shin-Etsu Chemical Co. Ltd.	107,700	5,776,946
Solvay SA Class A	10,577	1,634,315

		44,111,197

Commercial Services — 3.8%
Adecco SA (a)	75,000	4,808,519
Brambles Ltd.	166,600	1,294,302
Experian PLC	157,411	2,004,764
G4S PLC	775,100	3,480,847
Hamburger Hafen und Logistik AG	13,001	564,633
Hays PLC	864,018	1,428,380
Meitec Corp.	67,900	1,485,130
Randstad Holding NV	85,527	3,952,722
Secom Co. Ltd.	79,800	3,832,348

		22,851,645

Computers — 0.2%
Fujitsu LTD	205,000	1,171,655

Cosmetics & Personal Care — 0.8%
Beiersdorf AG	78,209	5,075,148

Distribution & Wholesale — 1.4%
Li & Fung Ltd.	1,257,600	2,529,317
Marubeni Corp.	136,000	903,881
Mitsui & Co. Ltd.	81,800	1,414,575
Sumitomo Corp.	135,700	1,849,600
Wolseley PLC	47,100	1,536,155

		8,233,528

Diversified Financial — 5.7%
African Bank Investments Ltd.	163,914	835,250
BM&F Bovespa SA	248,200	1,642,845
Credit Suisse Group (a)	192,821	7,494,623

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daiwa Securities Group, Inc.	1,430,120	$6,300,387
Deutsche Boerse AG	62,558	4,747,738
Nomura Holdings, Inc.	348,400	1,723,750
Schroders PLC	14,700	364,995
UBS AG (a)	598,577	10,915,115

		34,024,703

Electric — 0.7%
Enel SpA	281,167	1,836,525
International Power PLC	200,326	1,034,355
Red Electrica Corp. SA	20,391	1,232,172

		4,103,052

Electrical Components & Equipment — 2.7%
Legrand SA	96,999	4,085,150
Mitsubishi Electric Corp.	145,000	1,683,981
Schneider Electric SA	61,271	10,236,665

		16,005,796

Electronics — 2.7%
Fanuc Ltd.	21,200	3,535,135
Hon Hai Precision Industry Co. Ltd.	975,000	3,363,173
Hoya Corp.	176,500	3,912,127
Koninklijke Philips Electronics NV	78,900	2,024,911
Omron Corp.	116,600	3,240,900
Orbotech Ltd. (a)	33,200	423,300

		16,499,546

Engineering & Construction — 0.1%
Bouygues SA	18,457	811,445

Food Services — 1.1%
Compass Group PLC	418,550	4,037,449
Sodexo	33,245	2,604,811

		6,642,260

Foods — 5.0%
Danone SA	97,027	7,239,609
Koninlijke Ahold NV	163,600	2,198,380
Nestle SA	226,210	14,058,782
Tesco PLC	779,003	5,031,178
Unilever NV	39,108	1,281,180

		29,809,129

Forest Products & Paper — 0.4%
Svenska Cellulosa AB Class B	79,005	1,112,455
UPM-Kymmene OYJ	86,152	1,575,418

		2,687,873

Gas — 0.9%
Centrica PLC	301,062	1,562,230
Gaz De France	48,887	1,789,111
Snam Rete Gas SpA	305,237	1,807,009

		5,158,350

Health Care – Products — 0.6%
Sonova Holding AG (a)	16,654	1,558,898

	Number of Shares	Value
Synthes, Inc.	11,155	$1,964,297

		3,523,195

Holding Company – Diversified — 1.5%
Keppel Corp Ltd.	108,500	981,737
LVMH Moet Hennessy Louis Vuitton SA	43,373	7,806,169

		8,787,906

Household Products — 1.3%
Reckitt Benckiser Group PLC	140,366	7,750,069

Insurance — 4.4%
AIA Group Ltd. (a)	637,200	2,221,814
Allianz SE	50,097	6,999,414
ING Groep NV (a)	768,616	9,481,107
Prudential PLC	167,137	1,931,525
QBE Insurance Group Ltd.	195,811	3,635,237
Swiss Re Ltd. (a)	38,404	2,156,471

		26,425,568

Investment Companies — 0.1%
Man Group PLC	190,774	724,889

Iron & Steel — 0.3%
ArcelorMittal	59,100	2,056,517

Lodging — 0.2%
Intercontinental Hotels Group PLC	57,267	1,171,930

Machinery – Construction & Mining — 0.6%
Rio Tinto PLC	49,600	3,581,583

Machinery – Diversified — 0.3%
Amada Co. Ltd.	102,000	784,671
MAN SE	9,717	1,294,676

		2,079,347

Manufacturing — 1.5%
FUJIFILM Holdings Corp.	37,400	1,165,746
Olympus Corp.	114,800	3,869,277
Siemens AG	5,057	694,351
Smiths Group PLC	161,776	3,118,463

		8,847,837

Media — 2.5%
Grupo Televisa SA Sponsored ADR (Mexico)	64,500	1,586,700
Reed Elsevier PLC	365,100	3,320,364
Societe Television Francaise 1	131,600	2,395,803
Thomson Reuters Corp.	37,500	1,407,927
Wolters Kluwer NV	76,131	1,687,017
WPP PLC	347,847	4,354,850

		14,752,661

Metal Fabricate & Hardware — 0.9%
Assa Abloy AB Series B	176,700	4,749,166
Vallourec SA	4,650	566,239

		5,315,405

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.7%
First Quantum Minerals Ltd.	8,387	$1,222,852
Glencore International PLC (a)	55,579	437,980
Orica Ltd.	75,300	2,183,781
Petropavlovsk PLC	27,657	324,061

		4,168,674

Office Equipment/Supplies — 1.7%
Canon, Inc.	214,250	10,216,904

Oil & Gas — 4.5%
BG Group PLC	118,583	2,691,306
BP PLC	338,030	2,490,604
Cairn Energy PLC (a)	155,255	1,033,651
CNOOC Ltd.	745,000	1,754,075
Inpex Corp.	774	5,714,233
JX Holdings, Inc.	238,000	1,607,178
Repsol YPF SA	38,303	1,329,834
Royal Dutch Shell PLC Class A	279,450	9,957,438
Tullow Oil PLC	27,943	556,145

		27,134,464

Packaging & Containers — 0.8%
Amcor Ltd.	586,000	4,534,735

Pharmaceuticals — 5.8%
Bayer AG	96,438	7,753,235
GlaxoSmithKline PLC	247,785	5,305,242
Merck KGaA	34,276	3,724,742
Novartis AG	83,711	5,127,924
Roche Holding AG	56,356	9,428,304
Sanofi	42,097	3,383,505

		34,722,952

Real Estate — 0.1%
China Resources Land Ltd.	468,000	844,993

Retail — 2.7%
Cie Financiere Richemont SA	64,636	4,232,552
Esprit Holdings Ltd.	494,100	1,539,148
Hennes & Mauritz AB Class B	83,130	2,864,988
Lawson, Inc.	76,200	4,002,035
PPR	7,193	1,280,998
Signet Jewelers Ltd. (a)	45,300	2,120,493

		16,040,214

Semiconductors — 3.1%
Rohm Co. Ltd.	85,100	4,875,946
Samsung Electronics Co., Ltd.	11,927	9,270,132
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	372,817	4,701,222

		18,847,300

Software — 2.1%
Amadeus IT Holding SA (a)	107,718	2,240,804
Dassault Systemes SA	2,662	226,649

	Number of Shares	Value
Infosys Ltd. Sponsored ADR (India)	48,930	$3,191,704
SAP AG	112,984	6,833,511

		12,492,668

Telecommunications — 3.4%
BT Group PLC	324,041	1,051,075
China Unicom Ltd.	1,202,000	2,437,104
Deutsche Telekom AG	81,715	1,281,707
KDDI Corp.	319	2,295,238
Koninklijke KPN NV	81,376	1,182,887
MTN Group Ltd.	150,210	3,200,551
Nippon Telegraph & Telephone Corp.	27,400	1,332,337
Singapore Telecommunications Ltd.	498,500	1,283,805
Singapore Telecommunications Ltd.	488,000	1,255,090
Telefonaktiebolaget LM Ericsson Class B	100,897	1,451,156
Vodafone Group PLC	1,434,233	3,811,663

		20,582,613

Transportation — 2.0%
Canadian National Railway Co.	100,980	8,068,302
East Japan Railway	18,300	1,051,593
Kuehne & Nagel International AG	19,900	3,020,353

		12,140,248

Water — 0.2%
Suez Environnement Co.	45,624	909,320

TOTAL COMMON STOCK (Cost $526,045,697)		592,140,496

PREFERRED STOCK — 0.4%
Auto Manufacturers — 0.4%
Volkswagen AG, 1.510%	12,833	2,645,845

TOTAL PREFERRED STOCK (Cost $2,330,920)		2,645,845

TOTAL EQUITIES (Cost $528,376,617)		594,786,341

TOTAL LONG-TERM INVESTMENTS (Cost $528,376,617)		594,786,341

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$10,720,565	10,720,565

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $10,720,565)	$10,720,565

TOTAL INVESTMENTS — 100.6% (Cost $539,097,182) (c)	605,506,906

Other Assets/(Liabilities) — (0.6)%	(3,662,331)

NET ASSETS — 100.0%	$601,844,575

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,720,568. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $10,942,160.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$1,266,734,698	$183,353,054
Short-term investments, at value (Note 2) (b)	84,657,276	29,483,896
Repurchase agreements, at value (Note 2) (c)	254,916,832	1,770,952

Total investments	1,606,308,806	214,607,902

Cash	138,750	-
Foreign currency, at value (d)	1,141,047	153,609
Receivables from:
Investments sold	-	15,451
Cash collateral on deposit at broker	-	30,003
Investments sold on a when-issued basis (Note 2)	13,845,703	10,488
Open forward foreign currency contracts (Note 2)	7,348,273	51,381
Investment adviser (Note 3)	-	-
Fund shares sold	426,013	431,335
Collateral held for open futures contracts (Note 2)	68,000	-
Collateral held for open swap agreements (Note 2)	-	400,000
Variation margin on open futures contracts (Note 2)	534,534	211,547
Foreign taxes withheld	-	-
Interest and dividends	12,863,775	1,201,174
Open swap agreements, at value (Note 2)	3,021,303	42,118

Total assets	1,645,696,204	217,155,008

Liabilities:
Payables for:
Investments purchased	-	-
Investments purchased on a when-issued basis (Note 2)	78,272,434	32,309,113
Closed swap agreements, at value	-	-
Written options outstanding, at value (Note 2) (e)	2,741,826	12,747
Payable for securities sold short, at value (Note 2) (f)	11,738,906	-
Reverse repurchase agreements (Note 2)	2,586,000	-
Open forward foreign currency contracts (Note 2)	2,614,187	18,944
Fund shares repurchased	2,338,195	130,149
Variation margin on open futures contracts (Note 2)	-	-
Open swap agreements, at value (Note 2)	5,126,297	436,829
Trustees’ fees and expenses (Note 3)	73,303	44,853
Collateral held for open swap agreements (Note 2)	4,520,000	-
Collateral held for when-issued securities (Note 2)	325,000	-
Affiliates (Note 3):
Investment management fees	434,026	84,715
Administration fees	264,593	24,630
Service fees	461,919	33,223
Distribution fees	10,716	517
Due to custodian	-	-
Accrued expense and other liabilities	181,627	41,193

Total liabilities	111,689,029	33,136,913

Net assets	$1,534,007,175	$184,018,095

Net assets consist of:
Paid-in capital	$1,485,374,784	$193,307,086
Undistributed (accumulated) net investment income (loss)	20,180,510	2,188,188
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,197,138)	(7,494,635)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	42,649,019	(3,982,544)

Net assets	$1,534,007,175	$184,018,095

(a) Cost of investments:	$1,229,187,476	$186,763,172
(b) Cost of short-term investments:	$84,657,276	$29,483,896
(c) Cost of repurchase agreements:	$254,916,832	$1,770,952
(d) Cost of foreign currency:	$1,113,296	$153,356
(e) Premiums on written options:	$4,185,829	$11,334
(f) Proceeds from securities sold short:	$(11,766,563)	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund	MassMutual Select BlackRock Global Allocation Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund

$62,417,348	$553,225,219	$295,360,923	$1,152,417,799	$30,764,175
89,912	30,862,364	-	-	-
5,048,227	-	4,278,200	19,353,329	106,286

67,555,487	584,087,583	299,639,123	1,171,771,128	30,870,461

-	-	-	-	-
88,835	178,284	-	-	-

337,738	1,172,928	7,536,673	-	-
45,325	-	-	-	-
6,699	-	-	-	-
68,258	321,934	-	-	-
-	38,862	-	-	-
25,091	101,729	17,597	219,255	5,828
16,000	-	-	-	-
-	-	-	-	-
-	-	-	-	-
18,891	92,313	27,812	72,464	-
190,810	2,896,052	532,645	1,720,935	35,518
22,817	44,327	-	-	-

68,375,951	588,934,012	307,753,850	1,173,783,782	30,911,807

222,360	2,171,569	7,154,717	-	-
3,684,999	-	-	-	-
1,584	-	-	-	-
1,591	1,419,850	-	-	-
-	-	-	-	-
-	-	-	-	-
36,136	351,642	-	-	-
1,057,911	122,218	315,778	5,644,506	-
20,233	117,924	-	-	-
19,413	39,714	-	-	-
26,728	31,558	76,767	210,505	12,629
-	-	-	-	-
-	-	-	-	-

31,225	378,691	120,451	470,724	17,800
14,152	25,632	27,929	324,486	4,268
5,087	1,328	19,902	199,008	7,605
305	-	166	1,318	66
-	6,594	-	-	-
52,156	143,383	34,796	68,632	20,149

5,173,880	4,810,103	7,750,506	6,919,179	62,517

$63,202,071	$584,123,909	$300,003,344	$1,166,864,603	$30,849,290

$62,406,265	$525,192,564	$395,229,472	$1,016,716,705	$48,842,978
957,534	4,201,518	3,369,292	19,851,225	317,086
(3,879,997)	8,993,454	(136,110,641)	(59,036,710)	(21,205,539)
3,718,269	45,736,373	37,515,221	189,333,383	2,894,765

$63,202,071	$584,123,909	$300,003,344	$1,166,864,603	$30,849,290

$58,713,715	$507,100,361	$257,845,702	$963,084,416	$27,869,410
$89,912	$30,862,364	$-	$-	$-
$5,048,227	$-	$4,278,200	$19,353,329	$106,286
$88,442	$175,109	$-	$-	$-
$1,413	$1,675,272	$-	$-	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Class A shares:
Net assets	$722,574,046	$51,701,342

Shares outstanding (a)	69,636,142	5,267,338

Net asset value and redemption price per share	$10.38	$9.82

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.90	$10.31

Class L shares:
Net assets	$15,939,650	$24,278,733

Shares outstanding (a)	1,537,464	2,466,233

Net asset value, offering price and redemption price per share	$10.37	$9.84

Class Y shares:
Net assets	$482,513,361	$30,471,654

Shares outstanding (a)	46,459,046	3,084,371

Net asset value, offering price and redemption price per share	$10.39	$9.88

Class S shares:
Net assets	$22,197,469	$76,740,115

Shares outstanding (a)	2,138,263	7,770,970

Net asset value, offering price and redemption price per share	$10.38	$9.88

Class N shares:
Net assets	$18,230,929	$826,251

Shares outstanding (a)	1,759,717	84,420

Net asset value, offering price and redemption price per share	$10.36	$9.79

Class Z shares:
Net assets	$272,551,720	$-

Shares outstanding (a)	26,218,045	-

Net asset value, offering price and redemption price per share	$10.40	$-

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund	MassMutual Select BlackRock Global Allocation Fund		MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund

$7,604,929	$1,553,105		$30,360,404	$313,260,053	$12,077,994

710,715	140,128		3,194,501	29,064,420	1,565,301

$10.70	$11.08		$9.50	$10.78	$7.72

$11.35	$11.76		$10.08	$11.44	$8.19

$32,716,636	$112		$10,951,606	$107,383,662	$474,345

3,055,812	10		1,148,250	9,862,752	61,223

$10.71	$11.12	*	$9.54	$10.89	$7.75

$18,188,362	$1,369,266		$33,394,048	$157,860,396	$3,029,254

1,698,933	123,067		3,499,313	14,468,827	387,951

$10.71	$11.13		$9.54	$10.91	$7.81

$4,188,362	$581,201,426		$225,030,952	$489,890,525	$15,162,738

392,722	52,166,727		23,567,966	44,801,441	1,946,517

$10.66	$11.14		$9.55	$10.93	$7.79

$503,782	$-		$266,334	$2,089,544	$104,959

47,398	-		27,934	196,091	13,645

$10.63	$-		$9.53	$10.66	$7.69

$-	$-		$-	$96,380,423	$-

-	-		-	8,810,338	-

$-	$-		$-	$10.94	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund
Assets:
Investments, at value (Note 2) (a)	$634,197,135	$2,077,206,248
Short-term investments, at value (Note 2) (b)	-	4,714,081
Repurchase agreements, at value (Note 2) (c)	20,909,704	52,446,711

Total investments	655,106,839	2,134,367,040

Cash	-	-
Foreign currency, at value (d)	78,831	-
Receivables from:
Investments sold	3,115,334	278,759
Investment adviser (Note 3)	-	88,941
Fund shares sold	4,668	314,071
Variation margin on open futures contracts (Note 2)	-	409,406
Foreign taxes withheld	231,509	-
Interest and dividends	1,104,310	2,641,160

Total assets	659,641,491	2,138,099,377

Liabilities:
Payables for:
Investments purchased	1,552,300	-
Fund shares repurchased	1,514,111	7,548,358
Trustees’ fees and expenses (Note 3)	203,246	399,987
Affiliates (Note 3):
Investment management fees	348,032	169,455
Administration fees	92,278	465,972
Service fees	90,332	206,985
Distribution fees	483	2,031
Accrued expense and other liabilities	69,748	127,805

Total liabilities	3,870,530	8,920,593

Net assets	$655,770,961	$2,129,178,784

Net assets consist of:
Paid-in capital	$520,218,745	$1,877,987,650
Undistributed (accumulated) net investment income (loss)	462,397	23,791,492
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,249,178)	(88,936,959)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	175,338,997	316,336,601

Net assets	$655,770,961	$2,129,178,784

(a) Cost of investments:	$458,898,571	$1,762,121,373
(b) Cost of short-term investments:	$-	$4,714,081
(c) Cost of repurchase agreements:	$20,909,704	$52,446,711
(d) Cost of foreign currency:	$78,778	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund	MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Growth Opportunities Fund	MassMutual Select NASDAQ-100 Fund

$60,288,598	$566,953,236	$64,180,094	$353,251,047	$49,151,570
-	-	-	-	104,975
831,266	4,568,842	2,534,162	6,379,322	108,067

61,119,864	571,522,078	66,714,256	359,630,369	49,364,612

-	-	19	-	-
-	-	-	-	-

413,827	1,889,324	1,161,923	-	-
75	48,360	-	-	-
6,333	135,811	5,693	736,202	4,678
-	-	-	-	2,006
13,328	18,294	-	27,576	-
67,843	372,059	54,957	93,797	22,192

61,621,270	573,985,926	67,936,848	360,487,944	49,393,488

355,776	3,089,401	1,012,215	-	-
103,003	2,242,997	297,273	438,065	149,283
8,757	159,725	11,110	80,340	11,201

35,857	293,671	35,501	208,144	5,949
10,441	139,907	11,296	48,941	20,276
15,785	44,274	1,346	34,896	12,498
86	221	-	14	222
24,502	55,081	24,640	38,088	24,526

554,207	6,025,277	1,393,381	848,488	223,955

$61,067,063	$567,960,649	$66,543,467	$359,639,456	$49,169,533

$65,522,942	$560,285,840	$50,376,473	$288,348,994	$53,059,026
641,095	(400,753)	(22,041)	(367,813)	(15,381)
(10,746,685)	(122,555,999)	6,167,643	(30,630,786)	(11,794,798)
5,649,711	130,631,561	10,021,392	102,289,061	7,920,686

$61,067,063	$567,960,649	$66,543,467	$359,639,456	$49,169,533

$54,638,887	$436,326,338	$54,158,702	$250,961,986	$41,238,148
$-	$-	$-	$-	$104,975
$831,266	$4,568,842	$2,534,162	$6,379,322	$108,067
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund
Class A shares:
Net assets	$136,607,521	$347,589,315

Shares outstanding (a)	12,677,381	28,555,116

Net asset value and redemption price per share	$10.78	$12.17

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.44	$12.91

Class L shares:
Net assets	$64,120,371	$223,484,705

Shares outstanding (a)	5,925,099	18,245,411

Net asset value, offering price and redemption price per share	$10.82	$12.25

Class Y shares:
Net assets	$81,715,667	$312,491,463

Shares outstanding (a)	7,530,371	25,497,126

Net asset value, offering price and redemption price per share	$10.85	$12.26

Class S shares:
Net assets	$372,569,901	$481,312,157

Shares outstanding (a)	34,292,332	38,852,701

Net asset value, offering price and redemption price per share	$10.86	$12.39

Class N shares:
Net assets	$757,501	$3,307,434

Shares outstanding (a)	71,067	274,480

Net asset value, offering price and redemption price per share	$10.66	$12.05

Class Z shares:
Net assets	$-	$760,993,710

Shares outstanding (a)	-	61,439,864

Net asset value, offering price and redemption price per share	$-	$12.39

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund	MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund		MassMutual Select Growth Opportunities Fund	MassMutual Select NASDAQ-100 Fund

$24,262,196	$70,543,772	$2,095,859		$56,691,511	$18,931,208

2,532,992	6,401,746	222,909		7,885,694	3,318,394

$9.58	$11.02	$9.40		$7.19	$5.70

$10.16	$11.69	$9.97		$7.63	$6.05

$1,573,172	$224,038,717	$66,902		$23,954,429	$6,707,119

163,728	19,920,450	6,924		3,233,926	1,145,537

$9.61	$11.25	$9.66		$7.41	$5.86

$5,359,877	$54,831,898	$149		$29,437,871	$1,803,096

554,336	4,851,672	15		3,911,349	303,518

$9.67	$11.30	$9.67	*	$7.53	$5.94

$29,731,425	$218,186,115	$64,380,557		$249,533,674	$21,387,173

3,061,393	19,228,169	6,667,760		32,770,329	3,557,362

$9.71	$11.35	$9.66		$7.61	$6.01

$140,393	$360,147	$-		$21,971	$340,937

14,629	33,564	-		3,162	61,648

$9.60	$10.73	$-		$6.95	$5.53

$-	$-	$-		$-	$-

-	-	-		-	-

$-	$-	$-		$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund
Assets:
Investments, at value (Note 2) (a)	$612,500,058	$153,583,335
Repurchase agreements, at value (Note 2) (b)	35,902,301	3,157,017

Total investments	648,402,359	156,740,352

Cash	-	-
Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	6,106,846	1,753,206
Fund shares sold	272,885	180,278
Foreign taxes withheld	-	-
Interest and dividends	339,484	216,596

Total assets	655,121,574	158,890,432

Liabilities:
Payables for:
Investments purchased	467,343	2,059,982
Fund shares repurchased	1,852,707	407,370
Trustees’ fees and expenses (Note 3)	139,030	23,426
Affiliates (Note 3):
Investment management fees	308,816	86,524
Administration fees	152,780	13,783
Service fees	111,576	3,769
Distribution fees	1,118	42
Due to custodian	-	-
Accrued expense and other liabilities	47,153	26,997

Total liabilities	3,080,523	2,621,893

Net assets	$652,041,051	$156,268,539

Net assets consist of:
Paid-in capital	$517,825,208	$189,736,757
Undistributed (accumulated) net investment income (loss)	3,676,831	694,868
Distributions in excess of net investment income	-	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,833,592	(49,237,441)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	127,705,420	15,074,355

Net assets	$652,041,051	$156,268,539

(a) Cost of investments:	$484,794,638	$138,509,008
(b) Cost of repurchase agreements:	$35,902,301	$3,157,017
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund

$106,928,258	$545,815,368	$41,545,594	$1,642,284,678	$896,115,521
3,731,288	19,917,046	188,902	51,987,411	19,264,711

110,659,546	565,732,414	41,734,496	1,694,272,089	915,380,232

-	1,175	-	5,539	10,724
-	-	646	7,537	-

208,948	7,049,682	2,045,364	11,733,721	5,409,642
23,903	73,737	2,245	687,613	1,068,281
-	-	1,211	-	-
71,832	539,266	8,481	453,179	95,215

110,964,229	573,396,274	43,792,443	1,707,159,678	921,964,094

60,557	5,522,420	215,340	10,671,678	7,422,948
242,318	3,142,262	411,864	8,893,059	2,103,863
18,811	107,708	24,743	259,507	126,721

65,316	344,678	29,726	880,971	553,633
9,198	138,019	6,993	429,846	168,054
5,021	78,104	5,647	258,218	62,290
14	463	129	1,634	326
-	-	1,244,097	-	-
24,023	44,842	32,910	101,296	74,008

425,258	9,378,496	1,971,449	21,496,209	10,511,843

$110,538,971	$564,017,778	$41,820,994	$1,685,663,469	$911,452,251

$138,402,712	$471,291,479	$70,362,522	$1,195,042,951	$684,510,838
72,674	-	(225,865)	(7,657,975)	(3,029,486)
-	(355,354)	-	-	-
(47,820,996)	6,485,408	(34,532,470)	64,765,479	88,761,632
19,884,581	86,596,245	6,216,807	433,513,014	141,209,267

$110,538,971	$564,017,778	$41,820,994	$1,685,663,469	$911,452,251

$87,043,677	$459,219,123	$35,328,920	$1,208,773,244	$754,906,254
$3,731,288	$19,917,046	$188,902	$51,987,411	$19,264,711
$-	$-	$644	$7,537	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund
Class A shares:
Net assets	$174,232,419	$5,856,893

Shares outstanding (a)	9,776,961	543,203

Net asset value and redemption price per share	$17.82	$10.78

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$18.91	$11.44

Class L shares:
Net assets	$66,440,185	$4,201,945

Shares outstanding (a)	3,652,150	389,293

Net asset value, offering price and redemption price per share	$18.19	$10.79

Class Y shares:
Net assets	$76,880,453	$1,533,346

Shares outstanding (a)	4,182,224	141,449

Net asset value, offering price and redemption price per share	$18.38	$10.84

Class S shares:
Net assets	$294,114,351	$144,609,055

Shares outstanding (a)	15,858,139	13,370,303

Net asset value, offering price and redemption price per share	$18.55	$10.82

Class N shares:
Net assets	$1,763,763	$67,300

Shares outstanding (a)	101,428	6,259

Net asset value, offering price and redemption price per share	$17.39	$10.75

Class Z shares:
Net assets	$38,609,880	$-

Shares outstanding (a)	2,080,262	-

Net asset value, offering price and redemption price per share	$18.56	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund

$7,790,856	$121,736,954	$3,878,699	$403,848,187	$97,844,710

785,196	8,628,354	342,330	25,202,466	5,537,030

$9.92	$14.11	$11.33	$16.02	$17.67

$10.53	$14.97	$12.02	$17.00	$18.75

$1,504,956	$42,764,319	$361,592	$442,301,303	$57,072,870

151,569	2,986,721	31,083	26,837,909	3,133,922

$9.93	$14.32	$11.63	$16.48	$18.21

$3,815,773	$67,545,381	$753,278	$223,287,811	$96,262,326

383,419	4,679,312	63,591	13,314,069	5,192,263

$9.95	$14.43	$11.85	$16.77	$18.54

$97,410,211	$297,739,018	$36,628,740	$530,360,092	$622,726,774

9,783,861	20,549,443	3,074,278	31,340,892	33,066,593

$9.96	$14.49	$11.91	$16.92	$18.83

$17,175	$732,681	$198,685	$2,608,447	$513,670

1,730	53,454	18,009	167,538	29,964

$9.93	$13.71	$11.03	$15.57	$17.14

$-	$33,499,425	$-	$83,257,629	$37,031,901

-	2,312,775	-	4,915,527	1,964,568

$-	$14.48	$-	$16.94	$18.85

MassMutual Select Funds - Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

MassMutual Select Small Company Growth Fund
Assets:
Investments, at value (Note 2) (a)	$70,466,413
Repurchase agreements, at value (Note 2) (b)	1,976,512

Total investments	72,442,925

Cash	-
Foreign currency, at value (c)	-
Receivables from:
Investments sold	797,012
Open forward foreign currency contracts (Note 2)	-
Investment adviser (Note 3)	-
Fund shares sold	36,373
Interest and dividends	15,577
Foreign taxes withheld	-

Total assets	73,291,887

Liabilities:
Payables for:
Investments purchased	1,562,772
Open forward foreign currency contracts (Note 2)	-
Fund shares repurchased	1,315,282
Trustees’ fees and expenses (Note 3)	19,069
Affiliates (Note 3):
Investment management fees	46,906
Administration fees	13,053
Service fees	8,396
Distribution fees	181
Accrued expense and other liabilities	24,745

Total liabilities	2,990,404

Net assets	$70,301,483

Net assets consist of:
Paid-in capital	$71,447,697
Undistributed (accumulated) net investment income (loss)	(331,594)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(17,707,338)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	16,892,718

Net assets	$70,301,483

(a) Cost of investments:	$53,573,695
(b) Cost of repurchase agreements:	$1,976,512
(c) Cost of foreign currency:	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund

$148,300,666	$594,786,341
3,869,204	10,720,565

152,169,870	605,506,906

-	87,847
571,565	773,747

1,096,555	3,246,426
2,269,377	1,870,000
15,386	-
433	103,871
378,701	1,332,320
167,305	2,870,316

156,669,192	615,791,433

1,047,763	7,324,235
1,940,960	4,834,906
360,282	947,698
28,111	146,592

110,165	331,147
11,947	164,184
856	38,085
44	167
67,660	159,844

3,567,788	13,946,858

$153,101,404	$601,844,575

$223,172,167	$652,489,652
1,390,982	15,736,281
(72,833,551)	(130,414,582)
1,371,806	64,033,224

$153,101,404	$601,844,575

$147,274,871	$528,376,617
$3,869,204	$10,720,565
$570,367	$772,209

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

MassMutual Select Small Company Growth Fund
Class A shares:
Net assets	$11,660,779

Shares outstanding (a)	1,095,818

Net asset value and redemption price per share	$10.64

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$11.29

Class L shares:
Net assets	$5,798,257

Shares outstanding (a)	530,973

Net asset value, offering price and redemption price per share	$10.92

Class Y shares:
Net assets	$3,160,922

Shares outstanding (a)	285,115

Net asset value, offering price and redemption price per share	$11.09

Class S shares:
Net assets	$49,367,353

Shares outstanding (a)	4,433,414

Net asset value, offering price and redemption price per share	$11.14

Class N shares:
Net assets	$314,172

Shares outstanding (a)	30,361

Net asset value, offering price and redemption price per share	$10.35

Class Z shares:
Net assets	$-

Shares outstanding (a)	-

Net asset value, offering price and redemption price per share	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund

$1,250,696	$60,726,360

175,235	8,031,534

$7.14	$7.56

$7.58	$8.02

$2,159,107	$64,895,136

301,872	8,507,924

$7.15	$7.63

$7,582,317	$86,996,611

1,058,173	11,351,644

$7.17	$7.66

$142,038,339	$169,399,055

19,775,478	21,996,558

$7.18	$7.70

$70,945	$272,568

10,000	36,499

$7.09	$7.47

$-	$219,554,845

-	28,482,551

$-	$7.71

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$950,000	$13,400
Interest	23,241,323	3,437,580

Total investment income	24,191,323	3,450,980

Expenses (Note 3):
Investment management fees	2,420,997	492,980
Custody fees	102,863	29,921
Audit fees	43,876	20,663
Legal fees	32,522	1,094
Proxy fees	474	474
Shareholder reporting fees	26,713	4,667
Trustees’ fees	56,216	7,322
Short sale dividend and loan expense	-	-

	2,683,661	557,121
Administration fees:
Class A	788,930	65,747
Class L	60,236	56,430
Class Y	700,432	14,833
Class S	30,663	12,747
Class N	15,857	1,306
Class Z	10,011	-
Distribution fees:
Class N	18,019	1,089
Service fees:
Class A	896,511	65,747
Class N	18,019	1,089

Total expenses	5,222,339	776,109
Expenses waived (Note 3):
Class A fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class S fees waived by adviser	-	-
Class A management fees waived	-	-
Class L management fees waived	-	-
Class Y management fees waived	-	-
Class S management fees waived	-	-
Class N management fees waived	-	-
Class Z management fees waived	-	-

Net expenses	5,222,339	776,109

Net investment income (loss)	18,968,984	2,674,871

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(594,769)	55,842
Futures contracts	358,845	(610,905)
Written options	933,208	69,968
Swap agreements	1,162,939	65,316
Foreign currency transactions	(2,361,566)	(342,975)

Net realized gain (loss)	(501,343)	(762,754)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	18,163,400	3,367,837
Futures contracts	5,595,672	(312,945)
Written options	2,712,987	(7,216)
Securities sold short	27,657	-
Swap agreements	(7,372,165)	(130,567)
Translation of assets and liabilities in foreign currencies	2,325,932	65,972

Net change in unrealized appreciation (depreciation)	21,453,483	2,983,081

Net realized gain (loss) and change in unrealized appreciation (depreciation)	20,952,140	2,220,327

Net increase (decrease) in net assets resulting from operations	$39,921,124	$4,895,198

(a) Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund	MassMutual Select BlackRock Global Allocation Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund

$555,047	$4,842,286	$3,421,351	$13,396,449	$271,915
366,989	3,037,564	200	892	13

922,036	7,879,850	3,421,551	13,397,341	271,928

195,011	2,303,440	750,670	3,727,337	112,742
55,827	109,266	18,047	42,684	4,235
21,287	45,841	15,691	15,770	15,816
410	46,849	1,742	6,446	192
474	474	474	474	474
2,493	12,458	7,068	23,421	1,839
2,723	23,713	12,369	45,256	1,356
-	2,158	-	-	-

278,225	2,544,199	806,061	3,861,388	136,654

12,549	3,341	50,092	699,031	16,623
56,676	15,198	50,619	342,029	2,549
15,919	1,077	27,147	226,063	1,921
2,663	140,516	56,982	689,716	6,024
910	-	486	5,303	172
-	-	-	2,575	-

603	-	330	2,642	131

9,594	2,784	40,619	386,673	14,922
603	-	330	2,642	131

377,742	2,707,115	1,032,666	6,218,062	179,127

-	(810)	-	-	-
-	(3,595)	-	-	-
-	(523)	-	-	-
-	(205,585)	-	-	-
-	-	-	(215,074)	-
-	-	-	(104,117)	-
-	-	-	(104,268)	-
-	-	-	(365,425)	-
-	-	-	(1,467)	-
-	-	-	(6,642)	-

377,742	2,496,602	1,032,666	5,421,069	179,127

544,294	5,383,248	2,388,885	7,976,272	92,801

2,926,946	4,707,832	5,452,494	18,407,723	3,411,756
5,315	1,143,624	-	-	-
8,564	141,843	-	-	-
7,353	208,770	-	-	-
115,569	3,143,535	-	49,697	-

3,063,747	9,345,604	5,452,494	18,457,420	3,411,756

(1,107,279)	4,604,146	12,462,558	19,512,896	(2,044,596)
(86,161)	(643,514)	-	-	-
(848)	582,669	-	-	-
-	-	-	-	-
1,917	(48,144)	-	-	-
(85,270)	(828,724)	-	-	-

(1,277,641)	3,666,433	12,462,558	19,512,896	(2,044,596)

1,786,106	13,012,037	17,915,052	37,970,316	1,367,160

$2,330,400	$18,395,285	$20,303,937	$45,946,588	$1,459,961

$25,905	$295,548	$41,212	$68,958	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund
Investment income (Note 2):
Dividends (a)	$6,550,271	$20,240,196
Interest	40,950	32,940

Total investment income	6,591,221	20,273,136

Expenses (Note 3):
Investment management fees	2,224,548	1,037,281
Custody fees	52,033	75,654
Audit fees	15,963	16,711
Legal fees	4,058	11,600
Proxy fees	474	474
Shareholder reporting fees	14,888	40,065
Trustees’ fees	28,704	82,498

	2,340,668	1,264,283
Administration fees:
Class A	239,272	774,886
Class L	124,276	518,537
Class Y	71,685	512,560
Class S	159,251	726,835
Class N	1,424	8,396
Class Z	-	314,709
Distribution fees:
Class N	951	3,963
Service fees:
Class A	184,396	403,839
Class N	951	3,963

Total expenses	3,122,874	4,531,971
Expenses waived (Note 3):
Class A fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class S fees waived by adviser	-	-
Class N fees waived by adviser	-	-
Class A administrative fees waived	-	(323,071)
Class L administrative fees waived	-	(216,192)
Class N administrative fees waived	-	(3,170)

Net expenses	3,122,874	3,989,538

Net investment income (loss)	3,468,347	16,283,598

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	30,740,194	2,903,109
Futures contracts	-	709,205
Foreign currency transactions	7,714	-

Net realized gain (loss)	30,747,908	3,612,314

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(17,507,934)	94,711,494
Futures contracts	-	688,920
Translation of assets and liabilities in foreign currencies	21,264	-

Net change in unrealized appreciation (depreciation)	(17,486,670)	95,400,414

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,261,238	99,012,728

Net increase (decrease) in net assets resulting from operations	$16,729,585	$115,296,326

(a) Net of withholding tax of:	$155,400	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund	MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Growth Opportunities Fund	MassMutual Select NASDAQ-100 Fund

$617,758	$2,275,711	$324,633	$1,442,684	$205,245
22	258	56	163	138

617,780	2,275,969	324,689	1,442,847	205,383

238,108	1,781,805	224,191	1,294,409	39,056
15,040	34,382	12,254	16,998	5,613
16,289	15,929	15,546	15,884	16,285
401	3,201	408	2,067	292
474	474	474	474	474
2,542	11,898	2,568	8,021	2,220
2,858	22,509	2,886	14,441	2,072

275,712	1,870,198	258,327	1,352,294	66,012

37,930	142,100	3,942	95,877	62,368
28,442	518,725	33,031	92,028	21,983
3,979	66,437	-	23,667	4,669
4,585	141,303	39,118	104,377	42,562
240	810	-	50	1,185
-	-	-	-	-

172	442	-	32	439

31,608	86,965	2,793	69,597	24,971
172	442	-	32	439

382,840	2,827,422	337,211	1,737,954	224,628

-	(52,443)	-	-	-
-	(140,611)	-	-	-
-	(34,713)	-	-	-
-	(71,998)	-	-	-
-	(231)	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-

382,840	2,527,426	337,211	1,737,954	224,628

234,940	(251,457)	(12,522)	(295,107)	(19,245)

3,471,294	30,253,343	5,733,070	10,160,846	7,140,179
-	-	-	-	76,730
-	1,496	-	-	-

3,471,294	30,254,839	5,733,070	10,160,846	7,216,909

(1,477,647)	3,538,335	(2,908,719)	16,427,787	(4,796,967)
-	-	-	-	6,152
-	1,830	-	-	-

(1,477,647)	3,540,165	(2,908,719)	16,427,787	(4,790,815)

1,993,647	33,795,004	2,824,351	26,588,633	2,426,094

$2,228,587	$33,543,547	$2,811,829	$26,293,526	$2,406,849

$11,738	$1,860	$3,152	$20,963	$458

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund
Investment income (Note 2):
Dividends (a)	$4,540,094	$1,361,172
Interest	2,250	166

Total investment income	4,542,344	1,361,338

Expenses (Note 3):
Investment management fees	2,317,055	513,685
Custody fees	27,335	2,159
Audit fees	15,954	15,840
Legal fees	3,930	816
Proxy fees	474	474
Shareholder reporting fees	14,650	3,932
Trustees’ fees	27,335	5,806

	2,406,733	542,712
Administration fees:
Class A	385,921	8,921
Class L	195,341	61,127
Class Y	111,814	955
Class S	295,655	24,682
Class N	4,504	115
Class Z	993	-
Distribution fees:
Class N	2,325	82
Service fees:
Class A	222,100	7,435
Class N	2,325	82

Total expenses	3,627,711	646,111
Expenses waived (Note 3):
Class A management fees waived	(88,852)	-
Class L management fees waived	(44,802)	-
Class Y management fees waived	(39,325)	-
Class S management fees waived	(160,169)	-
Class N management fees waived	(929)	-
Class Z management fees waived	(1,729)	-

Net expenses	3,291,905	646,111

Net investment income (loss)	1,250,439	715,227

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	36,119,828	12,201,717
Foreign currency transactions	-	30

Net realized gain (loss)	36,119,828	12,201,747

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(5,700,316)	(2,890,066)
Translation of assets and liabilities in foreign currencies	-	(10)

Net change in unrealized appreciation (depreciation)	(5,700,316)	(2,890,076)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	30,419,512	9,311,671

Net increase (decrease) in net assets resulting from operations	$31,669,951	$10,026,898

(a) Net of withholding tax of:	$-	$1,599

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund

$585,881	$3,521,902	$164,889	$3,707,982	$1,746,719
963	12,085	79	20,683	770

586,844	3,533,987	164,968	3,728,665	1,747,489

397,784	2,364,376	231,520	6,246,467	3,580,822
949	25,689	32,649	76,585	67,445
16,404	15,652	15,824	16,159	15,991
596	3,257	388	9,521	4,927
474	474	474	474	474
3,185	12,350	2,501	33,881	18,035
4,244	22,774	2,735	66,425	34,846

423,636	2,444,572	286,091	6,449,512	3,722,540

12,099	268,405	15,448	858,308	219,065
30,033	111,306	28,260	983,350	147,719
3,212	98,679	1,637	303,583	143,800
18,421	389,353	15,505	520,554	516,463
37	1,890	362	6,133	1,276
-	631	-	2,817	814

26	966	253	3,232	629

10,082	152,746	12,559	505,601	119,708
26	966	253	3,232	629

497,572	3,469,514	360,368	9,636,322	4,872,643

-	(48,882)	-	(202,232)	(23,937)
-	(20,196)	-	(231,411)	(16,089)
-	(27,283)	-	(110,655)	(23,385)
-	(124,843)	-	(282,058)	(154,101)
-	(309)	-	(1,293)	(126)
-	(1,016)	-	(5,214)	(706)

497,572	3,246,985	360,368	8,803,459	4,654,299

89,272	287,002	(195,400)	(5,074,794)	(2,906,810)

3,772,623	19,461,186	14,490,425	104,730,207	75,216,810
-	(86)	(16,830)	(4,263)	(81,541)

3,772,623	19,461,100	14,473,595	104,725,944	75,135,269

1,504,857	8,842,977	(8,798,427)	13,812,356	666,472
-	-	896	1,236	11,631

1,504,857	8,842,977	(8,797,531)	13,813,592	678,103

5,277,480	28,304,077	5,676,064	118,539,536	75,813,372

$5,366,752	$28,591,079	$5,480,664	$113,464,742	$72,906,562

$-	$3,709	$4,318	$61,118	$14,920

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

MassMutual Select Small Company Growth Fund
Investment income (Note 2):
Dividends (a)	$98,894
Interest	44

Total investment income	98,938

Expenses (Note 3):
Investment management fees	276,883
Custody fees	16,554
Audit fees	15,544
Legal fees	365
Proxy fees	474
Shareholder reporting fees	2,417
Trustees’ fees	2,594

314,831
Administration fees:
Class A	22,818
Class L	29,057
Class Y	2,877
Class S	25,666
Class N	549
Class Z	-
Distribution fees:
Class N	344
Service fees:
Class A	16,341
Class N	344

Total expenses	412,827
Expenses waived (Note 3):
Class A fees waived by adviser	-
Class L fees waived by adviser	-
Class Y fees waived by adviser	-
Class S fees waived by adviser	-
Class N fees waived by adviser	-
Class A management fees waived	-
Class L management fees waived	-
Class Y management fees waived	-
Class S management fees waived	-
Class N management fees waived	-
Class Z management fees waived	-

Net expenses	412,827

Net investment income (loss)	(313,889)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,666,111
Futures contracts	-
Foreign currency transactions	-

Net realized gain (loss)	6,666,111

Net change in unrealized appreciation (depreciation) on:
Investment transactions	574,450
Futures contracts	-
Translation of assets and liabilities in foreign currencies	-

Net change in unrealized appreciation (depreciation)	574,450

Net realized gain (loss) and change in unrealized appreciation (depreciation)	7,240,561

Net increase (decrease) in net assets resulting from operations	$6,926,672

(a) Net of withholding tax of:	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund

$3,100,269	$10,773,447
201	407

3,100,470	10,773,854

675,155	2,918,262
95,717	270,295
17,383	17,249
836	3,399
474	474
4,014	12,976
5,995	23,934

799,574	3,246,589

1,965	132,665
49,438	327,095
5,676	171,799
27,032	453,505
124	632
-	7,080

89	321

1,638	75,237
89	321

885,625	4,415,244

(1,283)	-
(32,364)	-
(4,763)	-
(67,953)	-
(70)	-
-	(89,240)
-	(217,655)
-	(130,158)
-	(391,941)
-	(382)
-	(36,375)

779,192	3,549,493

2,321,278	7,224,361

6,845,152	23,679,651
96,995	36,408
126,914	(2,124,289)

7,069,061	21,591,770

(6,934,401)	(576,703)
24,991	(7,560)
(349,862)	(478,335)

(7,259,272)	(1,062,598)

(190,211)	20,529,172

$2,131,067	$27,753,533

$360,922	$1,170,026

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select PIMCO Total Return Fund
	Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$18,968,984	$15,405,904
Net realized gain (loss) on investment transactions	(501,343)	(2,134,826)
Net change in unrealized appreciation (depreciation) on investments	21,453,483	21,195,536

Net increase (decrease) in net assets resulting from operations	39,921,124	34,466,614

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(8,009,037)
Class L	-	(337,579)
Class Y	-	(6,314,703)
Class S	-	(361,588)
Class N	-	(96,585)
Class Z	-	(48,662)

Total distributions from net investment income	-	(15,168,154)

From net realized gains:
Class A	-	(5,802,744)
Class L	-	(220,819)
Class Y	-	(4,237,514)
Class S	-	(225,626)
Class N	-	(75,867)
Class Z	-	(29,202)

Total distributions from net realized gains	-	(10,591,772)

Net fund share transactions (Note 5):
Class A	(6,060,061)	702,444,383
Class L	(12,900,969)	28,706,078
Class Y	(48,044,826)	511,700,007
Class S	(8,252,454)	29,889,731
Class N	8,022,492	9,840,998
Class Z	266,287,991	3,745,993

Increase (decrease) in net assets from fund share transactions	199,052,173	1,286,327,190

Total increase (decrease) in net assets	238,973,297	1,295,033,878
Net assets
Beginning of period	1,295,033,878	-

End of period	$1,534,007,175	$1,295,033,878

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$20,180,510	$1,211,526

Distributions in excess of net investment income included in net assets at end of period	$-	$-

*	Fund commenced operations on July 6, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Strategic Balanced Fund		MassMutual Select BlackRock Global Allocation Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$2,674,871	$7,982,588	$544,294	$1,427,234	$5,383,248	$7,566,739
(762,754)	3,768,119	3,063,747	7,965,259	9,345,604	(3,527,465)
2,983,081	8,597,403	(1,277,641)	(1,368,360)	3,666,433	46,145,587

4,895,198	20,348,110	2,330,400	8,024,133	18,395,285	50,184,861

-	(2,603,914)	-	(113,111)	-	(10,566)
-	(2,117,201)	-	(586,440)	-	(74,272)
-	(1,550,402)	-	(377,596)	-	(13,865)
-	(2,541,242)	-	(81,256)	-	(5,155,251)
-	(43,794)	-	(5,377)	-	-
-	-	-	-	-	-

-	(8,856,553)	-	(1,163,780)	-	(5,253,954)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

(3,726,508)	(11,327,824)	(387,189)	(1,971,430)	(947,980)	2,223,938
(18,845,163)	3,989,276	(3,759,845)	(5,414,537)	(10,919,316)	278,774
1,020,102	(32,826,007)	(821,841)	(9,282,310)	(201,043)	1,333,553
27,229,659	(3,634,476)	(144,037)	(526,100)	6,249,325	50,380,360
(158,008)	109,366	14,550	(94,468)	-	-
-	-	-	-	-	-

5,520,082	(43,689,665)	(5,098,362)	(17,288,845)	(5,819,014)	54,216,625

10,415,280	(32,198,108)	(2,767,962)	(10,428,492)	12,576,271	99,147,532

173,602,815	205,800,923	65,970,033	76,398,525	571,547,638	472,400,106

$184,018,095	$173,602,815	$63,202,071	$65,970,033	$584,123,909	$571,547,638

$2,188,188	$-	$957,534	$413,240	$4,201,518	$-

$-	$(483,683)	$-	$-	$-	$(1,181,730)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Diversified Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,388,885	$5,210,330
Net realized gain (loss) on investment transactions	5,452,494	12,504,222
Net change in unrealized appreciation (depreciation) on investments	12,462,558	17,771,906

Net increase (decrease) in net assets resulting from operations	20,303,937	35,486,458

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(462,360)
Class L	-	(650,600)
Class Y	-	(586,947)
Class S	-	(3,557,591)
Class N	-	(2,031)

Total distributions from net investment income	-	(5,259,529)

Net fund share transactions (Note 5):
Class A	(4,692,611)	(16,131,883)
Class L	(31,104,302)	(6,110,281)
Class Y	(2,066,879)	(1,940,051)
Class S	24,369,157	(33,046,044)
Class N	(5,535)	(320,906)
Class Z	-	-

Increase (decrease) in net assets from fund share transactions	(13,500,170)	(57,549,165)

Total increase (decrease) in net assets	6,803,767	(27,322,236)
Net assets
Beginning of period	293,199,577	320,521,813

End of period	$300,003,344	$293,199,577

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,369,292	$980,407

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund		MassMutual Select Value Equity Fund		MassMutual Select Large Cap Value Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$7,976,272	$11,956,117	$92,801	$238,034	$3,468,347	$5,080,841
18,457,420	51,382,855	3,411,756	3,220,707	30,747,908	35,746,690
19,512,896	71,136,836	(2,044,596)	701,616	(17,486,670)	39,786,230

45,946,588	134,475,808	1,459,961	4,160,357	16,729,585	80,613,761

-	(2,815,435)	-	(153,424)	-	(1,299,284)
-	(1,808,580)	-	(28,041)	-	(912,333)
-	(1,845,693)	-	(42,377)	-	(1,001,918)
-	(6,318,016)	-	(260,835)	-	(4,689,207)
-	(10,701)	-	(1,063)	-	(3,982)

-	(12,798,425)	-	(485,740)	-	(7,906,724)

8,231,511	20,790,026	(9,067)	(709,262)	(22,143,147)	(33,392,444)
(60,131,556)	(26,267,783)	(1,557,139)	72,649	(16,222,066)	(41,235,451)
18,175,974	(11,619,789)	221,138	(276,405)	(2,050,485)	(8,626,454)
(30,781,308)	(1,094,491)	(2,017,261)	(2,788,826)	(14,303,454)	(26,808,035)
(42,754)	(575,037)	(1,958)	(2,621)	7,136	(271,843)
93,545,146	100,100	-	-	-	-

28,997,013	(18,666,974)	(3,364,287)	(3,704,465)	(54,712,016)	(110,334,227)

74,943,601	103,010,409	(1,904,326)	(29,848)	(37,982,431)	(37,627,190)

1,091,921,002	988,910,593	32,753,616	32,783,464	693,753,392	731,380,582

$1,166,864,603	$1,091,921,002	$30,849,290	$32,753,616	$655,770,961	$693,753,392

$19,851,225	$11,874,953	$317,086	$224,285	$462,397	$-

$-	$-	$-	$-	$-	$(3,005,950)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Indexed Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$16,283,598	$29,258,523
Net realized gain (loss) on investment transactions	3,612,314	103,481
Net change in unrealized appreciation (depreciation) on investments	95,400,414	220,609,025

Net increase (decrease) in net assets resulting from operations	115,296,326	249,971,029

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(3,766,005)
Class L	-	(2,965,321)
Class Y	-	(4,361,501)
Class S	-	(6,798,157)
Class N	-	(29,012)
Class Z	-	(11,372,634)

Total distributions from net investment income	-	(29,292,630)

Net fund share transactions (Note 5):
Class A	27,383,772	28,149,995
Class L	8,471,377	24,507,864
Class Y	(3,588,897)	(44,723,205)
Class S	(16,145,616)	(7,886,501)
Class N	159,261	(560,301)
Class Z	25,878,099	88,041,768

Increase (decrease) in net assets from fund share transactions	42,157,996	87,529,620

Total increase (decrease) in net assets	157,454,322	308,208,019
Net assets
Beginning of period	1,971,724,462	1,663,516,443

End of period	$2,129,178,784	$1,971,724,462

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$23,791,492	$7,507,894

Distributions in excess of net investment income included in net assets at end of period	$-	$-

†	Amount is less than $0.50.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund		MassMutual Select Blue Chip Growth Fund		MassMutual Select Large Cap Growth Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$234,940	$412,217	$(251,457)	$(495,637)	$(12,522)	$207,075
3,471,294	3,424,745	30,254,839	36,775,254	5,733,070	8,760,814
(1,477,647)	2,529,046	3,540,165	38,057,605	(2,908,719)	1,561,676

2,228,587	6,366,008	33,543,547	74,337,222	2,811,829	10,529,565

-	(32,209)	-	-	-	(1,530)
-	(95,654)	-	-	-	(57,357)
-	(17,570)	-	(38,237)	-	(0)†
-	(95,062)	-	(119,015)	-	(210,278)
-	-	-	-	-	(1)
-	-	-	-	-	-

-	(240,495)	-	(157,252)	-	(269,166)

(1,677,180)	706,096	(36,999)	(11,986,284)	(454,266)	(1,777,439)
(19,837,951)	15,038,670	(47,803,612)	(61,115,730)	(19,669,046)	2,621,470
(4,336)	(1,882,555)	9,518,682	(3,037,856)	-	(12,320,632)
10,683,814	14,627,631	42,348,591	(29,982,051)	14,527,004	(13,651,904)
3,799	8,667	(5,067)	(484,011)	(1,335)	1
-	-	-	-	-	-

(10,831,854)	28,498,509	4,021,595	(106,605,932)	(5,597,643)	(25,128,504)

(8,603,267)	34,624,022	37,565,142	(32,425,962)	(2,785,814)	(14,868,105)

69,670,330	35,046,308	530,395,507	562,821,469	69,329,281	84,197,386

$61,067,063	$69,670,330	$567,960,649	$530,395,507	$66,543,467	$69,329,281

$641,095	$406,155	$(400,753)	$(149,296)	$(22,041)	$-

$-	$-	$-	$-	$-	$(9,519)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Growth Opportunities Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(295,107)	$(625,569)
Net realized gain (loss) on investment transactions	10,160,846	14,126,238
Net change in unrealized appreciation (depreciation) on investments	16,427,787	38,731,532

Net increase (decrease) in net assets resulting from operations	26,293,526	52,232,201

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-

Total distributions from net investment income	-	-

Net fund share transactions (Note 5):
Class A	(935,116)	(16,272,430)
Class L	(33,008,470)	(16,886,180)
Class Y	5,387,038	(3,600,429)
Class S	20,605,887	16,272,210
Class N	(7,895)	(67,077)
Class Z	-	-

Increase (decrease) in net assets from fund share transactions	(7,958,556)	(20,553,906)

Total increase (decrease) in net assets	18,334,970	31,678,295
Net assets
Beginning of period	341,304,486	309,626,191

End of period	$359,639,456	$341,304,486

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(367,813)	$(72,706)

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund		MassMutual Select Focused Value Fund		MassMutual Select Mid-Cap Value Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$(19,245)	$5,782	$1,250,439	$2,535,032	$715,227	$1,553,879
7,216,909	2,759,023	36,119,828	60,824,925	12,201,747	16,736,608
(4,790,815)	5,252,865	(5,700,316)	47,595,902	(2,890,076)	8,184,000

2,406,849	8,017,670	31,669,951	110,955,859	10,026,898	26,474,487

-	-	-	(533,664)	-	(40,096)
-	-	-	(447,614)	-	(420,368)
-	-	-	(408,713)	-	(12,268)
-	-	-	(1,826,976)	-	(1,121,561)
-	-	-	-	-	(362)

-	-	-	(3,216,967)	-	(1,594,655)

(1,679,859)	(2,009,898)	(4,963,794)	(20,413,988)	(288,376)	(1,594,656)
(268,861)	(1,104,878)	(28,008,727)	(26,139,153)	(38,937,201)	(2,815,411)
76,580	(1,369,324)	2,447,924	(5,380,544)	382,847	444,550
(837,112)	(2,424,765)	(27,968,777)	(2,613,634)	44,077,402	4,877,630
(12,855)	(35,828)	(208,323)	(1,143,746)	(629)	7,280
-	-	36,543,078	100,100	-	-

(2,722,107)	(6,944,693)	(22,158,619)	(55,590,965)	5,234,043	919,393

(315,258)	1,072,977	9,511,332	52,147,927	15,260,941	25,799,225

49,484,791	48,411,814	642,529,719	590,381,792	141,007,598	115,208,373

$49,169,533	$49,484,791	$652,041,051	$642,529,719	$156,268,539	$141,007,598

$(15,381)	$3,864	$3,676,831	$2,426,392	$694,868	$-

$-	$-	$-	$-	$-	$(20,359)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Value Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$89,272	$500,788
Net realized gain (loss) on investment transactions	3,772,623	6,686,949
Net change in unrealized appreciation (depreciation) on investments	1,504,857	14,640,844

Net increase (decrease) in net assets resulting from operations	5,366,752	21,828,581

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(12,182)
Class L	-	(79,629)
Class Y	-	(22,330)
Class S	-	(427,443)
Class N	-	(2)
Class Z	-	-

Total distributions from net investment income	-	(541,586)

Net fund share transactions (Note 5):
Class A	(444,219)	(1,838,365)
Class L	(20,222,608)	(8,938,608)
Class Y	(1,148,603)	(806,206)
Class S	24,936,430	(7,019,207)
Class N	(3,585)	785
Class Z	-	-

Increase (decrease) in net assets from fund share transactions	3,117,415	(18,601,601)

Total increase (decrease) in net assets	8,484,167	2,685,394
Net assets
Beginning of period	102,054,804	99,369,410

End of period	$110,538,971	$102,054,804

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$72,674	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(16,598)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund		MassMutual Select Mid Cap Growth Equity Fund		MassMutual Select Mid Cap Growth Equity II Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$287,002	$1,786,488	$(195,400)	$(261,908)	$(5,074,794)	$(6,278,382)
19,461,100	24,420,431	14,473,595	14,230,684	104,725,944	107,321,094
8,842,977	75,654,097	(8,797,531)	507,144	13,813,592	231,194,153

28,591,079	101,861,016	5,480,664	14,475,920	113,464,742	332,236,865

-	(407,093)	-	-	-	-
-	(283,149)	-	-	-	-
-	(427,264)	-	-	-	-
-	(2,189,361)	-	-	-	-
-	(377)	-	-	-	-
-	(883)	-	-	-	-

-	(3,308,127)	-	-	-	-

(3,399,421)	5,534,381	(7,878,930)	(4,531,074)	(4,788,821)	(7,177,495)
(11,846,537)	(10,467,053)	(20,329,803)	(1,704,817)	(38,576,032)	(10,418,766)
(3,514,624)	(24,114,814)	(1,476,197)	(27,473)	627,660	1,155,788
(24,598,414)	21,495,362	(261,851)	(17,997,421)	(44,274,074)	63,360,626
(123,807)	(991,356)	(9,803)	(95,248)	(4,047)	(193,827)
31,849,157	100,101	-	-	80,826,234	100,100

(11,633,646)	(8,443,379)	(29,956,584)	(24,356,033)	(6,189,080)	46,826,426

16,957,433	90,109,510	(24,475,920)	(9,880,113)	107,275,662	379,063,291

547,060,345	456,950,835	66,296,914	76,177,027	1,578,387,807	1,199,324,516

$564,017,778	$547,060,345	$41,820,994	$66,296,914	$1,685,663,469	$1,578,387,807

$-	$-	$(225,865)	$(30,465)	$(7,657,975)	$(2,583,181)

$(355,354)	$(642,356)	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,906,810)	$(3,569,627)
Net realized gain (loss) on investment transactions	75,135,269	76,727,056
Net change in unrealized appreciation (depreciation) on investments	678,103	72,499,099

Net increase (decrease) in net assets resulting from operations	72,906,562	145,656,528

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class A	-	(818,370)
Class L	-	(529,753)
Class Y	-	(698,464)
Class S	-	(4,770,852)
Class N	-	(4,165)
Class Z	-	(893)

Total distributions from net realized gains	-	(6,822,497)

Net fund share transactions (Note 5):
Class A	(1,508,869)	222,564
Class L	(9,117,374)	(9,609,360)
Class Y	5,748,145	(20,277,882)
Class S	(3,849,280)	217,526,492
Class N	7,417	(131,731)
Class Z	34,972,945	100,101

Increase (decrease) in net assets from fund share transactions	26,252,984	187,830,184

Total increase (decrease) in net assets	99,159,546	326,664,215
Net assets
Beginning of period	812,292,705	485,628,490

End of period	$911,452,251	$812,292,705

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(3,029,486)	$(122,676)

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund		MassMutual Select Diversified International Fund		MassMutual Select Overseas Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$(313,889)	$(424,405)	$2,321,278	$1,992,817	$7,224,361	$5,872,435
6,666,111	8,130,953	7,069,061	1,246,091	21,591,770	12,170,839
574,450	8,202,776	(7,259,272)	4,498,203	(1,062,598)	39,340,394

6,926,672	15,909,324	2,131,067	7,737,111	27,753,533	57,383,668

-	-	-	(34,777)	-	(635,208)
-	-	-	(974,079)	-	(1,970,244)
-	-	-	(227,471)	-	(1,300,895)
-	-	-	(3,194,917)	-	(3,676,942)
-	-	-	(1,801)	-	-

-	-	-	(4,433,045)	-	(7,583,289)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

(2,819,361)	(3,575,503)	(59,096)	(442,174)	(1,601,329)	(9,526,008)
(12,464,956)	2,657,883	(30,052,383)	(249,076)	(88,409,716)	(15,346,826)
187,240	(2,476,635)	6,860	294,028	(570,819)	(23,218,194)
14,593,805	1,616,328	36,272,115	7,259,667	(117,892,268)	(3,780,126)
36,941	34,320	(78)	(1,130)	23,427	(755,384)
-	-	-	-	213,896,243	100,100

(466,331)	(1,743,607)	6,167,418	6,861,315	5,445,538	(52,526,438)

6,460,341	14,165,717	8,298,485	10,165,381	33,199,071	(2,726,059)

63,841,142	49,675,425	144,802,919	134,637,538	568,645,504	571,371,563

$70,301,483	$63,841,142	$153,101,404	$144,802,919	$601,844,575	$568,645,504

$(331,594)	$(17,705)	$1,390,982	$-	$15,736,281	$8,511,920

$-	$-	$-	$(930,296)	$-	$-

MassMutual Select PIMCO Total Return Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +		Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.09		$10.00		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.12		0.14		0.13
Net realized and unrealized gain (loss) on investments	0.16		0.16		0.16		0.15

Total income (loss) from investment operations	0.29		0.28		0.30		0.28

Less distributions to shareholders:
From net investment income	-		(0.11)		-		(0.13)
From net realized gains	-		(0.08)		-		(0.08)

Total distributions	-		(0.19)		-		(0.21)

Net asset value, end of period	$10.38		$10.09		$10.37		$10.07

Total Return ^	2.87%	**^^	2.89%	**^^	2.98%	**	2.81%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$722,574		$708,198		$15,940		$27,909
Ratio of expenses to average daily net assets	0.86%	*	0.87%	*	0.76%	*	0.77%	*
Net investment income (loss) to average daily net assets	2.64%	*	2.34%	*	2.71%	*	2.57%	*
Portfolio turnover rate	147%	**	299%	**	147%	**	299%	**

	Class Y				Class S
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +		Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.09		$10.00		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.13		0.15		0.14
Net realized and unrealized gain (loss) on investments	0.16		0.16		0.16		0.14

Total income (loss) from investment operations	0.30		0.29		0.31		0.28

Less distributions to shareholders:
From net investment income	-		(0.12)		-		(0.13)
From net realized gains	-		(0.08)		-		(0.08)

Total distributions	-		(0.20)		-		(0.21)

Net asset value, end of period	$10.39		$10.09		$10.38		$10.07

Total Return ^	2.97%	**	2.98%	**	3.08%	**	2.88%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$482,513		$516,171		$22,197		$29,273
Ratio of expenses to average daily net assets	0.68%	*	0.69%	*	0.56%	*	0.57%	*
Net investment income (loss) to average daily net assets	2.81%	*	2.51%	*	2.88%	*	2.77%	*
Portfolio turnover rate	147%	**	299%	**	147%	**	299%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
+	For the period July 6, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N				Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +		Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.08		$10.00		$10.09		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.11		0.16		0.16
Net realized and unrealized gain (loss) on investments	0.16		0.15		0.15		0.15

Total income (loss) from investment operations	0.28		0.26		0.31		0.31

Less distributions to shareholders:
From net investment income	-		(0.10)		-		(0.14)
From net realized gains	-		(0.08)		-		(0.08)

Total distributions	-		(0.18)		-		(0.22)

Net asset value, end of period	$10.36		$10.08		$10.40		$10.09

Total Return ^	2.78%	**^^	2.70%	**^^	3.07%	**	3.13%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$18,231		$9,825		$272,552		$3,658
Ratio of expenses to average daily net assets	1.11%	*	1.12%	*	0.41%	*	0.42%	*
Net investment income (loss) to average daily net assets	2.41%	*	2.12%	*	3.16%	*	3.15%	*
Portfolio turnover rate	147%	**	299%	**	147%	**	299%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
+	For the period July 6, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.56		$9.14	$8.37	$10.00	$9.99	$9.97

Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.36	0.45	0.51	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.13		0.54	1.09	(1.39)	(0.08)	(0.03)

Total income (loss) from investment operations	0.26		0.90	1.54	(0.88)	0.38	0.40

Less distributions to shareholders:
From net investment income	-		(0.48)	(0.77)	(0.49)	(0.37)	(0.38)
From net realized gains	-		-	-	(0.26)	-	-

Total distributions	-		(0.48)	(0.77)	(0.75)	(0.37)	(0.38)

Net asset value, end of period	$9.82		$9.56	$9.14	$8.37	$10.00	$9.99

Total Return ^,^^	2.61%	**	10.00%	18.39%	(8.60% )	3.95%	3.99%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$51,701		$54,043	$62,233	$67,723	$82,172	$39,420
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.11%	1.11%	1.10%	1.09%	1.11%
After expense waiver	N/A		N/A	N/A	1.07% #	1.00% #	0.96% #
Net investment income (loss) to average daily net assets	2.73%	*	3.68%	5.02%	5.25%	4.59%	4.28%
Portfolio turnover rate	368%	**	267%	66%	74%	248%	162%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.58		$9.16	$8.39	$10.03	$10.01	$9.98

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.38	0.47	0.55	0.49	0.46
Net realized and unrealized gain (loss) on investments	0.12		0.55	1.10	(1.41)	(0.08)	(0.03)

Total income (loss) from investment operations	0.26		0.93	1.57	(0.86)	0.41	0.43

Less distributions to shareholders:
From net investment income	-		(0.51)	(0.80)	(0.52)	(0.39)	(0.40)
From net realized gains	-		-	-	(0.26)	-	-

Total distributions	-		(0.51)	(0.80)	(0.78)	(0.39)	(0.40)

Net asset value, end of period	$9.84		$9.58	$9.16	$8.39	$10.03	$10.01

Total Return ^	2.61%	**	10.34%	18.70%	(8.42% )	4.23%	4.31%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$24,279		$41,764	$36,382	$20,994	$29,782	$17,942
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	*	0.86%	0.86%	0.85%	0.84%	0.86%
After expense waiver	N/A		N/A	N/A	0.82% #	0.75% #	0.71% #
Net investment income (loss) to average daily net assets	2.94%	*	3.88%	5.06%	5.68%	4.83%	4.53%
Portfolio turnover rate	368%	**	267%	66%	74%	248%	162%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.61		$9.18	$8.40	$10.04	$10.02	$9.98

Income (loss) from investment operations:
Net investment income (loss) ***	0.15		0.40	0.49	0.56	0.49	0.46
Net realized and unrealized gain (loss) on investments	0.12		0.54	1.10	(1.41)	(0.08)	(0.03)

Total income (loss) from investment operations	0.27		0.94	1.59	(0.85)	0.41	0.43

Less distributions to shareholders:
From net investment income	-		(0.51)	(0.81)	(0.53)	(0.39)	(0.39)
From net realized gains	-		-	-	(0.26)	-	-

Total distributions	-		(0.51)	(0.81)	(0.79)	(0.39)	(0.39)

Net asset value, end of period	$9.88		$9.61	$9.18	$8.40	$10.04	$10.02

Total Return ^	2.70%	**	10.46%	18.90%	(8.30% )	4.26%	4.38%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,472		$28,610	$56,838	$63,385	$150,260	$109,603
Ratio of expenses to average daily net assets	0.72%	*	0.71%	0.71%	0.70%	0.69%	0.70%
Net investment income (loss) to average daily net assets	3.13%	*	4.12%	5.41%	5.73%	4.87%	4.53%
Portfolio turnover rate	368%	**	267%	66%	74%	248%	162%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.60		$9.18	$8.40	$10.04	$10.02	$9.99

Income (loss) from investment operations:
Net investment income (loss) ***	0.16		0.40	0.50	0.56	0.50	0.46
Net realized and unrealized gain (loss) on investments	0.12		0.55	1.09	(1.40)	(0.08)	(0.03)

Total income (loss) from investment operations	0.28		0.95	1.59	(0.84)	0.42	0.43

Less distributions to shareholders:
From net investment income	-		(0.53)	(0.81)	(0.54)	(0.40)	(0.40)
From net realized gains	-		-	-	(0.26)	-	-

Total distributions	-		(0.53)	(0.81)	(0.80)	(0.40)	(0.40)

Net asset value, end of period	$9.88		$9.60	$9.18	$8.40	$10.04	$10.02

Total Return ^	2.81%	**	10.51%	18.95%	(8.19% )	4.32%	4.31%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,740		$48,222	$49,528	$53,079	$104,158	$71,375
Ratio of expenses to average daily net assets	0.67%	*	0.66%	0.66%	0.65%	0.64%	0.65%
Net investment income (loss) to average daily net assets	3.21%	*	4.10%	5.54%	5.78%	4.93%	4.56%
Portfolio turnover rate	368%	**	267%	66%	74%	248%	162%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.55		$9.14	$8.37	$9.96	$9.96	$9.96

Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.32	0.42	0.46	0.43	0.40
Net realized and unrealized gain (loss) on investments	0.12		0.55	1.09	(1.37)	(0.08)	(0.03)

Total income (loss) from investment operations	0.24		0.87	1.51	(0.91)	0.35	0.37

Less distributions to shareholders:
From net investment income	-		(0.46)	(0.74)	(0.42)	(0.35)	(0.37)
From net realized gains	-		-	-	(0.26)	-	-

Total distributions	-		(0.46)	(0.74)	(0.68)	(0.35)	(0.37)

Net asset value, end of period	$9.79		$9.55	$9.14	$8.37	$9.96	$9.96

Total Return ^,^^	2.41%	**	9.70%	17.95%	(8.86% )	3.62%	3.73%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$826		$963	$820	$758	$3,560	$2,040
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%	*	1.41%	1.41%	1.40%	1.39%	1.41%
After expense waiver	N/A		N/A	N/A	1.35% #	1.30% #	1.26% #
Net investment income (loss) to average daily net assets	2.42%	*	3.33%	4.70%	4.72%	4.28%	3.99%
Portfolio turnover rate	368%	**	267%	66%	74%	248%	162%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.35		$9.41	$7.46	$10.86		$11.42	$10.56

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.17	0.20	0.27		0.26	0.24
Net realized and unrealized gain (loss) on investments	0.28		0.91	1.95	(3.15)		(0.01)	0.97

Total income (loss) from investment operations	0.35		1.08	2.15	(2.88)		0.25	1.21

Less distributions to shareholders:
From net investment income	-		(0.14)	(0.20)	(0.48)		(0.25)	(0.24)
From net realized gains	-		-	-	(0.04)		(0.56)	(0.11)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.14)	(0.20)	(0.52)		(0.81)	(0.35)

Net asset value, end of period	$10.70		$10.35	$9.41	$7.46		$10.86	$11.42

Total Return ^,^^	3.38%	**	11.78%	28.52%	(26.48%	)	2.20%	11.54%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,605		$7,732	$8,924	$13,400		$27,308	$32,130
Ratio of expenses to average daily net assets:
Before expense waiver	1.43%	*	1.41%	1.36%	1.28%		1.24%	1.23%
After expense waiver	N/A		N/A	N/A	N/A		1.24% ##	1.21% #
Net investment income (loss) to average daily net assets	1.40%	*	1.75%	2.50%	2.70%		2.25%	2.16%
Portfolio turnover rate	139%	**	281%	89%	111%		113%	85%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.34		$9.40	$7.47	$10.88		$11.45	$10.58

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.19	0.22	0.31		0.29	0.26
Net realized and unrealized gain (loss) on investments	0.28		0.92	1.94	(3.17)		(0.02)	0.98

Total income (loss) from investment operations	0.37		1.11	2.16	(2.86)		0.27	1.24

Less distributions to shareholders:
From net investment income	-		(0.17)	(0.23)	(0.51)		(0.28)	(0.26)
From net realized gains	-		-	-	(0.04)		(0.56)	(0.11)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.17)	(0.23)	(0.55)		(0.84)	(0.37)

Net asset value, end of period	$10.71		$10.34	$9.40	$7.47		$10.88	$11.45

Total Return ^	3.58%	**	11.97%	28.77%	(26.17%	)	2.42%	11.73%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$32,717		$35,220	$37,320	$41,913		$78,846	$94,872
Ratio of expenses to average daily net assets:
Before expense waiver	1.18%	*	1.16%	1.11%	1.03%		0.99%	0.98%
After expense waiver	N/A		N/A	N/A	N/A		0.99% ##	0.96% #
Net investment income (loss) to average daily net assets	1.65%	*	1.99%	2.71%	3.19%		2.50%	2.39%
Portfolio turnover rate	139%	**	281%	89%	111%		113%	85%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.33		$9.39	$7.46	$10.86		$11.45	$10.58

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.21	0.24	0.33		0.31	0.28
Net realized and unrealized gain (loss) on investments	0.28		0.91	1.93	(3.17)		(0.02)	0.98

Total income (loss) from investment operations	0.38		1.12	2.17	(2.84)		0.29	1.26

Less distributions to shareholders:
From net investment income	-		(0.18)	(0.24)	(0.52)		(0.32)	(0.28)
From net realized gains	-		-	-	(0.04)		(0.56)	(0.11)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.18)	(0.24)	(0.56)		(0.88)	(0.39)

Net asset value, end of period	$10.71		$10.33	$9.39	$7.46		$10.86	$11.45

Total Return ^	3.68%	**	12.09%	29.15%	(26.19%	)	2.68%	11.90%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$18,188		$18,362	$25,323	$28,906		$78,883	$95,028
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	*	1.01%	0.96%	0.88%		0.84%	0.83%
After expense waiver	N/A		N/A	N/A	N/A		0.84% ##	0.81% #
Net investment income (loss) to average daily net assets	1.81%	*	2.15%	2.90%	3.29%		2.64%	2.54%
Portfolio turnover rate	139%	**	281%	89%	111%		113%	85%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.29		$9.35	$7.44	$10.85		$11.45	$10.58

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.20	0.24	0.33		0.32	0.29
Net realized and unrealized gain (loss) on investments	0.27		0.93	1.92	(3.16)		(0.02)	0.98

Total income (loss) from investment operations	0.37		1.13	2.16	(2.83)		0.30	1.27

Less distributions to shareholders:
From net investment income	-		(0.19)	(0.25)	(0.53)		(0.34)	(0.29)
From net realized gains	-		-	-	(0.04)		(0.56)	(0.11)
Tax return of capital	-		-	-	(0.01)		-	-

Total distributions	-		(0.19)	(0.25)	(0.58)		(0.90)	(0.40)

Net asset value, end of period	$10.66		$10.29	$9.35	$7.44		$10.85	$11.45

Total Return ^	3.60%	**	12.13%	29.20%	(26.12%	)	2.69%	11.97%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,188		$4,182	$4,309	$11,176		$29,026	$23,044
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	0.96%	0.91%	0.83%		0.79%	0.78%
After expense waiver	N/A		N/A	N/A	N/A		0.79% ##	0.76% #
Net investment income (loss) to average daily net assets	1.86%	*	2.06%	2.84%	3.35%		2.74%	2.60%
Portfolio turnover rate	139%	**	281%	89%	111%		113%	85%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.29		$9.36	$7.45	$10.82		$11.41	$10.56

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.14	0.18	0.23		0.23	0.20
Net realized and unrealized gain (loss) on investments	0.28		0.91	1.92	(3.11)		(0.02)	0.97

Total income (loss) from investment operations	0.34		1.05	2.10	(2.88)		0.21	1.17

Less distributions to shareholders:
From net investment income	-		(0.12)	(0.19)	(0.45)		(0.24)	(0.21)
From net realized gains	-		-	-	(0.04)		(0.56)	(0.11)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.12)	(0.19)	(0.49)		(0.80)	(0.32)

Net asset value, end of period	$10.63		$10.29	$9.36	$7.45		$10.82	$11.41

Total Return ^,^^	3.30%	**	11.33%	28.15%	(26.67%	)	1.87%	11.21%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$504		$474	$522	$424		$894	$572
Ratio of expenses to average daily net assets:
Before expense waiver	1.73%	*	1.71%	1.66%	1.58%		1.54%	1.53%
After expense waiver	N/A		N/A	N/A	N/A		1.54% ##	1.51% #
Net investment income (loss) to average daily net assets	1.11%	*	1.44%	2.15%	2.37%		1.99%	1.83%
Portfolio turnover rate	139%	**	281%	89%	111%		113%	85%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Period Ended 12/31/09 +
Net asset value, beginning of period	$10.77		$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.11		0.00	†
Net realized and unrealized gain (loss) on investments	0.24		0.84		(0.10)

Total income (loss) from investment operations	0.31		0.95		(0.10)

Less distributions to shareholders:
From net investment income	-		(0.08)		-

Total distributions	-		(0.08)		-

Net asset value, end of period	$11.08		$10.77		$9.90

Total Return ^,^^	2.97%	**	9.46%		(1.00%	) **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,553		$2,432		$99
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.43%	*	1.45%		1.83%	*
After expense waiver ‡‡	1.36%	*#	1.36%	#	1.36%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	††	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.43%	*	1.45%		N/A
After expense waiver ##	1.36%	*#	1.36%	#	N/A
Net investment income (loss) to average daily net assets	1.31%	*	1.10%		0.08%	*
Portfolio turnover rate	18%	**	46%		21%	**!

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Period Ended 12/31/09 +
Net asset value, beginning of period	$10.79		$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.13		0.01
Net realized and unrealized gain (loss) on investments	0.25		0.83		(0.11)

Total income (loss) from investment operations	0.33		0.96		(0.10)

Less distributions to shareholders:
From net investment income	-		(0.07)		-
Tax return of capital	-		-		(0.00	) †

Total distributions	-		(0.07)		(0.00	) †

Net asset value, end of period	$11.12		$10.79		$9.90

Total Return ^	3.15%	**	9.66%		(0.98%	) **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$0	†††	$10,852		$9,702
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.17%	*	1.20%		1.58%	*
After expense waiver ‡‡	1.10%	*#	1.11%	#	1.11%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	††	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.17%	*	1.20%		N/A
After expense waiver ##	1.10%	*#	1.11%	#	N/A
Net investment income (loss) to average daily net assets	1.49%	*	1.29%		0.64%	*
Portfolio turnover rate	18%	**	46%		21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
†††	Amount is less than $500.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Statement of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Period Ended 12/31/09 +
Net asset value, beginning of period	$10.78		$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.16		0.00	†
Net realized and unrealized gain (loss) on investments	0.26		0.82		(0.10)

Total income (loss) from investment operations	0.35		0.98		(0.10)

Less distributions to shareholders:
From net investment income	-		(0.10)		-
Tax return of capital	-		-		(0.00	) †

Total distributions	-		(0.10)		(0.00	) †

Net asset value, end of period	$11.13		$10.78		$9.90

Total Return ^	3.25%	**	9.93%		(0.97%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,369		$1,524		$99
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.03%	*	1.05%		1.43%	*
After expense waiver ‡‡	0.96%	*#	0.96%	#	0.96%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	††	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.03%	*	1.05%		N/A
After expense waiver ##	0.96%	*#	0.96%	#	N/A
Net investment income (loss) to average daily net assets	1.73%	*	1.52%		0.49%	*
Portfolio turnover rate	18%	**	46%		21%	**!

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Period Ended 12/31/09 +
Net asset value, beginning of period	$10.79		$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.16		0.01
Net realized and unrealized gain (loss) on investments	0.25		0.83		(0.11)

Total income (loss) from investment operations	0.35		0.99		(0.10)

Less distributions to shareholders:
From net investment income	-		(0.10)		-
Tax return of capital	-		-		(0.00	) †

Total distributions	-		(0.10)		(0.00	) †

Net asset value, end of period	$11.14		$10.79		$9.90

Total Return ^	3.24%	**	10.03%		(0.96%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$581,201		$556,739		$462,500
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.93%	*	0.95%		1.33%	*
After expense waiver ‡‡	0.86%	*#	0.86%	#	0.86%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	††	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	0.93%	*	0.95%		N/A
After expense waiver ##	0.86%	*#	0.86%	#	N/A
Net investment income (loss) to average daily net assets	1.88%	*	1.54%		0.84%	*
Portfolio turnover rate	18%	**	46%		21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Statement of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$8.90		$8.06	$6.83	$12.02		$13.08	$11.26

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.11	0.12	0.21		0.22	0.20
Net realized and unrealized gain (loss) on investments	0.55		0.85	1.22	(5.15)		(0.59)	2.20

Total income (loss) from investment operations	0.60		0.96	1.34	(4.94)		(0.37)	2.40

Less distributions to shareholders:
From net investment income	-		(0.12)	(0.11)	(0.23)		(0.21)	(0.17)
From net realized gains	-		-	-	(0.02)		(0.48)	(0.41)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.12)	(0.11)	(0.25)		(0.69)	(0.58)

Net asset value, end of period	$9.50		$8.90	$8.06	$6.83		$12.02	$13.08

Total Return ^,^^	6.74%	**	11.96%	19.57%	(41.03%	)	(2.90% )	21.41%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,360		$32,870	$45,592	$52,940		$108,293	$82,361
Ratio of expenses to average daily net assets	1.10%	*	1.10%	1.10%	1.09%		1.08%	1.08%
Net investment income (loss) to average daily net assets	1.17%	*	1.34%	1.73%	2.12%		1.64%	1.58%
Portfolio turnover rate	20%	**	130%	68%	17%		17%	15%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$8.92		$8.08	$6.85	$12.07		$13.13	$11.28

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.13	0.14	0.24		0.26	0.23
Net realized and unrealized gain (loss) on investments	0.55		0.86	1.22	(5.17)		(0.61)	2.22

Total income (loss) from investment operations	0.62		0.99	1.36	(4.93)		(0.35)	2.45

Less distributions to shareholders:
From net investment income	-		(0.15)	(0.13)	(0.27)		(0.23)	(0.19)
From net realized gains	-		-	-	(0.02)		(0.48)	(0.41)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.15)	(0.13)	(0.29)		(0.71)	(0.60)

Net asset value, end of period	$9.54		$8.92	$8.08	$6.85		$12.07	$13.13

Total Return ^	6.95%	**	12.35%	19.85%	(40.83%	)	(2.67% )	21.82%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,952		$40,298	$42,209	$44,160		$86,154	$57,853
Ratio of expenses to average daily net assets	0.81%	*	0.81%	0.81%	0.80%		0.79%	0.79%
Net investment income (loss) to average daily net assets	1.47%	*	1.63%	2.06%	2.41%		1.93%	1.84%
Portfolio turnover rate	20%	**	130%	68%	17%		17%	15%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$8.92		$8.08	$6.85	$12.07		$13.12	$11.27

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.15	0.15	0.25		0.27	0.24
Net realized and unrealized gain (loss) on investments	0.55		0.85	1.21	(5.17)		(0.59)	2.22

Total income (loss) from investment operations	0.62		1.00	1.36	(4.92)		(0.32)	2.46

Less distributions to shareholders:
From net investment income	-		(0.16)	(0.13)	(0.28)		(0.25)	(0.20)
From net realized gains	-		-	-	(0.02)		(0.48)	(0.41)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.16)	(0.13)	(0.30)		(0.73)	(0.61)

Net asset value, end of period	$9.54		$8.92	$8.08	$6.85		$12.07	$13.12

Total Return ^	6.95%	**	12.45%	19.92%	(40.74%	)	(2.51% )	21.92%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,394		$33,138	$31,928	$54,181		$132,425	$142,836
Ratio of expenses to average daily net assets	0.70%	*	0.70%	0.70%	0.69%		0.68%	0.68%
Net investment income (loss) to average daily net assets	1.58%	*	1.78%	2.26%	2.49%		2.01%	1.95%
Portfolio turnover rate	20%	**	130%	68%	17%		17%	15%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$8.92		$8.08	$6.85	$12.09		$13.14	$11.28

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.15	0.15	0.26		0.28	0.25
Net realized and unrealized gain (loss) on investments	0.55		0.86	1.23	(5.19)		(0.59)	2.23

Total income (loss) from investment operations	0.63		1.01	1.38	(4.93)		(0.31)	2.48

Less distributions to shareholders:
From net investment income	-		(0.17)	(0.15)	(0.29)		(0.26)	(0.21)
From net realized gains	-		-	-	(0.02)		(0.48)	(0.41)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.17)	(0.15)	(0.31)		(0.74)	(0.62)

Net asset value, end of period	$9.55		$8.92	$8.08	$6.85		$12.09	$13.14

Total Return ^	7.06%	**	12.56%	20.10%	(40.73%	)	(2.39% )	22.08%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$225,031		$186,639	$200,237	$153,801		$316,945	$246,598
Ratio of expenses to average daily net assets	0.60%	*	0.60%	0.60%	0.59%		0.58%	0.58%
Net investment income (loss) to average daily net assets	1.69%	*	1.86%	2.20%	2.61%		2.12%	2.02%
Portfolio turnover rate	20%	**	130%	68%	17%		17%	15%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$8.94		$8.08	$6.85	$12.02		$13.09	$11.28

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.08	0.10	0.18		0.18	0.16
Net realized and unrealized gain (loss) on investments	0.55		0.85	1.21	(5.14)		(0.60)	2.21

Total income (loss) from investment operations	0.59		0.93	1.31	(4.96)		(0.42)	2.37

Less distributions to shareholders:
From net investment income	-		(0.07)	(0.08)	(0.19)		(0.17)	(0.15)
From net realized gains	-		-	-	(0.02)		(0.48)	(0.41)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.07)	(0.08)	(0.21)		(0.65)	(0.56)

Net asset value, end of period	$9.53		$8.94	$8.08	$6.85		$12.02	$13.09

Total Return ^,^^	6.71%	**	11.63%	19.07%	(41.28%	)	(3.15% )	21.11%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$266		$255	$556	$620		$2,486	$1,547
Ratio of expenses to average daily net assets	1.41%	*	1.41%	1.41%	1.40%		1.39%	1.39%
Net investment income (loss) to average daily net assets	0.88%	*	0.93%	1.41%	1.78%		1.33%	1.30%
Portfolio turnover rate	20%	**	130%	68%	17%		17%	15%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.36		$9.24	$7.48		$11.76	$12.28	$11.14

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.09	0.10		0.14	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.36		1.13	1.66		(4.14)	0.84	2.16

Total income (loss) from investment operations	0.42		1.22	1.76		(4.00)	0.96	2.27

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.00	) †	(0.15)	(0.11)	(0.11)
From net realized gains	-		-	-		(0.13)	(1.37)	(1.02)

Total distributions	-		(0.10)	(0.00	) †	(0.28)	(1.48)	(1.13)

Net asset value, end of period	$10.78		$10.36	$9.24		$7.48	$11.76	$12.28

Total Return ^,^^	4.05%	**	13.46%	23.53%		(34.22% )	7.93%	20.54%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$313,260		$293,195	$241,206		$176,524	$283,159	$310,438
Ratio of expenses to average daily net assets:
Before expense waiver	1.38%	*	1.25%	1.24%		1.24%	1.23%	1.23%
After expense waiver	1.24%	*#	1.24% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.10%	*	0.91%	1.24%		1.44%	0.94%	0.92%
Portfolio turnover rate	9%	**	30%	47%		53%	37%	43%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.45		$9.31	$7.52		$11.82	$12.33	$11.17

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.11	0.12		0.17	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.37		1.14	1.67		(4.17)	0.85	2.18

Total income (loss) from investment operations	0.44		1.25	1.79		(4.00)	1.00	2.32

Less distributions to shareholders:
From net investment income	-		(0.11)	(0.00	) †	(0.17)	(0.14)	(0.14)
From net realized gains	-		-	-		(0.13)	(1.37)	(1.02)

Total distributions	-		(0.11)	(0.00	) †	(0.30)	(1.51)	(1.16)

Net asset value, end of period	$10.89		$10.45	$9.31		$7.52	$11.82	$12.33

Total Return ^	4.21%	**	13.71%	23.81%		(34.04% )	8.22%	20.90%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$107,384		$162,055	$168,790		$141,302	$264,796	$298,276
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.00%	0.99%		0.99%	0.98%	0.98%
After expense waiver	0.99%	*#	0.99% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.32%	*	1.15%	1.50%		1.68%	1.18%	1.18%
Portfolio turnover rate	9%	**	30%	47%		53%	37%	43%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.46		$9.33	$7.52		$11.84	$12.34	$11.19

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.12	0.13		0.18	0.17	0.16
Net realized and unrealized gain (loss) on investments	0.37		1.14	1.68		(4.18)	0.86	2.17

Total income (loss) from investment operations	0.45		1.26	1.81		(4.00)	1.03	2.33

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.00	) †	(0.19)	(0.16)	(0.16)
From net realized gains	-		-	-		(0.13)	(1.37)	(1.02)

Total distributions	-		(0.13)	(0.00	) †	(0.32)	(1.53)	(1.18)

Net asset value, end of period	$10.91		$10.46	$9.33		$7.52	$11.84	$12.34

Total Return ^	4.30%	**	13.81%	24.07%		(33.97% )	8.37%	21.05%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$157,860		$133,797	$129,536		$92,098	$135,962	$134,485
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	0.85%	0.84%		0.84%	0.83%	0.83%
After expense waiver	0.84%	*#	0.84% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.51%	*	1.30%	1.63%		1.85%	1.33%	1.32%
Portfolio turnover rate	9%	**	30%	47%		53%	37%	43%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.49		$9.35	$7.53		$11.85	$12.36	$11.20

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.13	0.13		0.19	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.36		1.14	1.69		(4.18)	0.85	2.17

Total income (loss) from investment operations	0.44		1.27	1.82		(3.99)	1.03	2.34

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.00	) †	(0.20)	(0.17)	(0.16)
From net realized gains	-		-	-		(0.13)	(1.37)	(1.02)

Total distributions	-		(0.13)	(0.00	) †	(0.33)	(1.54)	(1.18)

Net asset value, end of period	$10.93		$10.49	$9.35		$7.53	$11.85	$12.36

Total Return ^	4.19%	**	13.91%	24.17%		(33.98% )	8.50%	21.06%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$489,891		$500,716	$446,975		$357,433	$560,524	$540,185
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	*	0.81%	0.80%		0.80%	0.79%	0.79%
After expense waiver	0.80%	*#	0.80% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.53%	*	1.35%	1.68%		1.88%	1.38%	1.37%
Portfolio turnover rate	9%	**	30%	47%		53%	37%	43%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.25		$9.13		$7.41		$11.66	$12.20	$11.07

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.06		0.07		0.11	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.37		1.11		1.65		(4.10)	0.85	2.14

Total income (loss) from investment operations	0.41		1.17		1.72		(3.99)	0.93	2.21

Less distributions to shareholders:
From net investment income	-		(0.05)		(0.00	) †	(0.13)	(0.10)	(0.06)
From net realized gains	-		-		-		(0.13)	(1.37)	(1.02)

Total distributions	-		(0.05)		(0.00	) †	(0.26)	(1.47)	(1.08)

Net asset value, end of period	$10.66		$10.25		$9.13		$7.41	$11.66	$12.20

Total Return ^,^^	4.00%	**	12.97%		23.21%		(34.42% )	7.68%	20.09%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,090		$2,051		$2,403		$2,063	$2,807	$1,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	*	1.55%		1.54%		1.54%	1.53%	1.53%
After expense waiver	1.54%	*#	1.54%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.80%	*	0.60%		0.95%		1.15%	0.65%	0.62%
Portfolio turnover rate	9%	**	30%		47%		53%	37%	43%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.48		$9.82

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.03
Net realized and unrealized gain (loss) on investments	0.32		0.63

Total income (loss) from investment operations	0.46		0.66

Net asset value, end of period	$10.94		10.48

Total Return ^	4.39%	**	6.72%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$96,380		$107
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	*	0.75%	*
After expense waiver	0.60%	*#	0.65%	*#
Net investment income (loss) to average daily net assets	2.62%	*	1.98%	*
Portfolio turnover rate	9%	**	30%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.38		$6.58	$5.39	$9.08		$10.07	$10.49

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.03	0.06	0.10		0.08	0.07
Net realized and unrealized gain (loss) on investments	0.33		0.86	1.13	(3.59)		0.26	1.25

Total income (loss) from investment operations	0.34		0.89	1.19	(3.49)		0.34	1.32

Less distributions to shareholders:
From net investment income	-		(0.09)	-	(0.10)		(0.08)	(0.06)
From net realized gains	-		-	-	(0.10)		(1.25)	(1.68)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.09)	-	(0.20)		(1.33)	(1.74)

Net asset value, end of period	$7.72		$7.38	$6.58	$5.39		$9.08	$10.07

Total Return ^,^^	4.61%	**	13.87%	22.08%	(38.67%	)	3.45%	12.83%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,078		$11,553	$10,965	$9,563		$19,179	$28,143
Ratio of expenses to average daily net assets	1.38%	*	1.39%	1.41%	1.34%		1.31%	1.31%
Net investment income (loss) to average daily net assets	0.31%	*	0.50%	1.04%	1.30%		0.76%	0.65%
Portfolio turnover rate	57%	**	76%	142%	194%		145%	177%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.40		$6.60	$5.39	$9.08		$10.08	$10.51

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.05	0.07	0.11		0.11	0.10
Net realized and unrealized gain (loss) on investments	0.33		0.85	1.14	(3.58)		0.25	1.25

Total income (loss) from investment operations	0.35		0.90	1.21	(3.47)		0.36	1.35

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.12)		(0.11)	(0.10)
From net realized gains	-		-	-	(0.10)		(1.25)	(1.68)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.10)	-	(0.22)		(1.36)	(1.78)

Net asset value, end of period	$7.75		$7.40	$6.60	$5.39		$9.08	$10.08

Total Return ^	4.73%	**	14.01%	22.45%	(38.48%	)	3.70%	13.06%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$474		$1,991	$1,689	$7,309		$12,234	$12,075
Ratio of expenses to average daily net assets	1.13%	*	1.14%	1.15%	1.09%		1.06%	1.06%
Net investment income (loss) to average daily net assets	0.52%	*	0.75%	1.31%	1.53%		1.04%	0.93%
Portfolio turnover rate	57%	**	76%	142%	194%		145%	177%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.45		$6.64	$5.42	$9.15		$10.14	$10.55

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.08	0.13		0.12	0.12
Net realized and unrealized gain (loss) on Investments	0.33		0.87	1.14	(3.62)		0.26	1.26

Total income (loss) from investment operations	0.36		0.93	1.22	(3.49)		0.38	1.38

Less distributions to shareholders:
From net investment income	-		(0.12)	-	(0.14)		(0.12)	(0.11)
From net realized gains	-		-	-	(0.10)		(1.25)	(1.68)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.12)	-	(0.24)		(1.37)	(1.79)

Net asset value, end of period	$7.81		$7.45	$6.64	$5.42		$9.15	$10.14

Total Return ^	4.83%	**	14.34%	22.51%	(38.45%	)	3.87%	13.33%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,029		$2,673	$2,664	$2,000		$2,913	$5,136
Ratio of expenses to average daily net assets	0.98%	*	0.99%	1.01%	0.94%		0.90%	0.91%
Net investment income (loss) to average daily net assets	0.73%	*	0.89%	1.46%	1.73%		1.14%	1.06%
Portfolio turnover rate	57%	**	76%	142%	194%		145%	177%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.43		$6.62	$5.41	$9.12		$10.12	$10.54

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.08	0.13		0.13	0.12
Net realized and unrealized gain (loss) on investments	0.33		0.87	1.13	(3.60)		0.25	1.26

Total income (loss) from investment operations	0.36		0.93	1.21	(3.47)		0.38	1.38

Less distributions to shareholders:
From net investment income	-		(0.12)	-	(0.14)		(0.13)	(0.12)
From net realized gains	-		-	-	(0.10)		(1.25)	(1.68)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.12)	-	(0.24)		(1.38)	(1.80)

Net asset value, end of period	$7.79		$7.43	$6.62	$5.41		$9.12	$10.12

Total Return ^	4.85%	**	14.38%	22.37%	(38.33%	)	3.80%	13.40%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$15,163		$16,434	$17,371	$26,225		$48,593	$52,627
Ratio of expenses to average daily net assets	0.93%	*	0.94%	0.95%	0.89%		0.86%	0.86%
Net investment income (loss) to average daily net assets	0.76%	*	0.94%	1.54%	1.76%		1.23%	1.11%
Portfolio turnover rate	57%	**	76%	142%	194%		145%	177%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.36		$6.57	$5.40	$9.09		$10.09	$10.51

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01	0.04	0.07		0.05	0.04
Net realized and unrealized gain (loss) on investments	0.33		0.86	1.13	(3.58)		0.25	1.26

Total income (loss) from investment operations	0.33		0.87	1.17	(3.51)		0.30	1.30

Less distributions to shareholders:
From net investment income	-		(0.08)	-	(0.08)		(0.05)	(0.04)
From net realized gains	-		-	-	(0.10)		(1.25)	(1.68)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.08)	-	(0.18)		(1.30)	(1.72)

Net asset value, end of period	$7.69		$7.36	$6.57	$5.40		$9.09	$10.09

Total Return ^,^^	4.48%	**	13.43%	21.67%	(38.86%	)	3.10%	12.59%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$105		$102	$94	$77		$130	$142
Ratio of expenses to average daily net assets	1.68%	*	1.69%	1.71%	1.64%		1.61%	1.61%
Net investment income (loss) to average daily net assets	0.01%	*	0.20%	0.75%	1.02%		0.48%	0.36%
Portfolio turnover rate	57%	**	76%	142%	194%		145%	177%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.54		$9.45	$7.25	$12.53		$12.84	$11.28

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.04	0.04	0.06		0.08	0.04
Net realized and unrealized gain (loss) on investments	0.20		1.14	2.19	(5.04)		0.43	1.56

Total income (loss) from investment operations	0.24		1.18	2.23	(4.98)		0.51	1.60

Less distributions to shareholders:
From net investment income	-		(0.09)	(0.03)	(0.07)		(0.09)	(0.04)
From net realized gains	-		-	-	(0.23)		(0.73)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.09)	(0.03)	(0.30)		(0.82)	(0.04)

Net asset value, end of period	$10.78		$10.54	$9.45	$7.25		$12.53	$12.84

Total Return ^,^^	2.28%	**	12.48%	30.82%	(39.96%	)	4.04%	14.21%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$136,608		$155,189	$172,363	$193,387		$382,049	$401,790
Ratio of expenses to average daily net assets	1.26%	*	1.26%	1.27%	1.26%		1.25%	1.25%
Net investment income (loss) to average daily net assets	0.66%	*	0.42%	0.46%	0.53%		0.63%	0.37%
Portfolio turnover rate	5%	**	10%	12%	17%		8%	18%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.57		$9.47	$7.27	$12.59		$12.88	$11.32

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.06	0.05	0.08		0.12	0.07
Net realized and unrealized gain (loss) on investments	0.20		1.15	2.21	(5.08)		0.44	1.56

Total income (loss) from investment operations	0.25		1.21	2.26	(5.00)		0.56	1.63

Less distributions to shareholders:
From net investment income	-		(0.11)	(0.06)	(0.09)		(0.12)	(0.07)
From net realized gains	-		-	-	(0.23)		(0.73)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.11)	(0.06)	(0.32)		(0.85)	(0.07)

Net asset value, end of period	$10.82		$10.57	$9.47	$7.27		$12.59	$12.88

Total Return ^	2.37%	**	12.81%	31.12%	(39.85%	)	4.39%	14.42%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,120		$78,893	$110,367	$119,982		$230,678	$397,105
Ratio of expenses to average daily net assets	1.01%	*	1.01%	1.02%	1.01%		1.00%	1.00%
Net investment income (loss) to average daily net assets	0.91%	*	0.65%	0.70%	0.78%		0.89%	0.63%
Portfolio turnover rate	5%	**	10%	12%	17%		8%	18%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.60		$9.50	$7.29	$12.62	$12.91	$11.34

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.08	0.06	0.10	0.14	0.09
Net realized and unrealized gain (loss) on investments	0.19		1.15	2.23	(5.09)	0.44	1.57

Total income (loss) from investment operations	0.25		1.23	2.29	(4.99)	0.58	1.66

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.08)	(0.10)	(0.14)	(0.09)
From net realized gains	-		-	-	(0.23)	(0.73)	-
Tax return of capital	-		-	-	(0.01)	-	-

Total distributions	-		(0.13)	(0.08)	(0.34)	(0.87)	(0.09)

Net asset value, end of period	$10.85		$10.60	$9.50	$7.29	$12.62	$12.91

Total Return ^	2.36%	**	12.98%	31.39%	(39.72% )	4.53%	14.65%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$81,716		$81,805	$82,157	$61,599	$136,253	$218,268
Ratio of expenses to average daily net assets	0.86%	*	0.86%	0.87%	0.86%	0.85%	0.85%
Net investment income (loss) to average daily net assets	1.07%	*	0.82%	0.82%	0.93%	1.05%	0.78%
Portfolio turnover rate	5%	**	10%	12%	17%	8%	18%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.60		$9.50	$7.29	$12.64	$12.93	$11.36

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.09	0.07	0.11	0.15	0.10
Net realized and unrealized gain (loss) on investments	0.20		1.15	2.22	(5.11)	0.45	1.57

Total income (loss) from investment operations	0.26		1.24	2.29	(5.00)	0.60	1.67

Less distributions to shareholders:
From net investment income	-		(0.14)	(0.08)	(0.11)	(0.16)	(0.10)
From net realized gains	-		-	-	(0.23)	(0.73)	-
Tax return of capital	-		-	-	(0.01)	-	-

Total distributions	-		(0.14)	(0.08)	(0.35)	(0.89)	(0.10)

Net asset value, end of period	$10.86		$10.60	$9.50	$7.29	$12.64	$12.93

Total Return ^	2.45%	**	13.08%	31.48%	(39.73% )	4.68%	14.71%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$372,570		$377,131	$365,567	$334,045	$655,609	$615,354
Ratio of expenses to average daily net assets	0.77%	*	0.77%	0.78%	0.77%	0.76%	0.76%
Net investment income (loss) to average daily net assets	1.16%	*	0.91%	0.92%	1.02%	1.11%	0.86%
Portfolio turnover rate	5%	**	10%	12%	17%	8%	18%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.44		$9.36	$7.20	$12.47		$12.71	$11.17

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.01	0.01	0.03		0.06	0.01
Net realized and unrealized gain (loss) on investments	0.20		1.13	2.18	(5.02)		0.43	1.54

Total income (loss) from investment operations	0.22		1.14	2.19	(4.99)		0.49	1.55

Less distributions to shareholders:
From net investment income	-		(0.06)	(0.03)	(0.05)		-	(0.01)
From net realized gains	-		-	-	(0.23)		(0.73)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.06)	(0.03)	(0.28)		(0.73)	(0.01)

Net asset value, end of period	$10.66		$10.44	$9.36	$7.20		$12.47	$12.71

Total Return ^,^^	2.11%	**	12.20%	30.36%	(40.18%	)	3.90%	13.87%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$758		$735	$926	$573		$569	$2,596
Ratio of expenses to average daily net assets	1.56%	*	1.56%	1.57%	1.56%		1.55%	1.55%
Net investment income (loss) to average daily net assets	0.38%	*	0.12%	0.10%	0.25%		0.46%	0.08%
Portfolio turnover rate	5%	**	10%	12%	17%		8%	18%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.52		$10.22	$8.21	$13.49	$13.03	$11.47

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.15	0.14	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.57		1.30	1.98	(5.24)	0.45	1.55

Total income (loss) from investment operations	0.65		1.45	2.12	(5.05)	0.63	1.71

Less distributions to shareholders:
From net investment income	-		(0.15)	(0.11)	(0.19)	(0.17)	(0.15)
From net realized gains	-		-	-	(0.04)	-	-
Tax return of capital	-		-	-	-	-	(0.00	) †

Total distributions	-		(0.15)	(0.11)	(0.23)	(0.17)	(0.15)

Net asset value, end of period	$12.17		$11.52	$10.22	$8.21	$13.49	$13.03

Total Return ^,^^	5.64%	**	14.29%	25.83%	(37.44% )	4.82%	14.95%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$347,589		$302,470	$241,090	$183,342	$311,185	$297,468
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.86%	0.86%	0.86%	0.85%	0.85%
After expense waiver	0.65%	*#	0.66% #	0.66% #	0.66% #	0.65% #	0.67%	#
Net investment income (loss) to average daily net assets	1.30%	*	1.39%	1.65%	1.66%	1.34%	1.30%
Portfolio turnover rate	1%	**	5%	10%	5%	7%	4%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.58		$10.26	$8.23	$13.54	$13.07	$11.50

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.17	0.17	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.58		1.33	1.98	(5.27)	0.45	1.57

Total income (loss) from investment operations	0.67		1.50	2.15	(5.05)	0.67	1.76

Less distributions to shareholders:
From net investment income	-		(0.18)	(0.12)	(0.22)	(0.20)	(0.19)
From net realized gains	-		-	-	(0.04)	-	-
Tax return of capital	-		-	-	-	-	(0.00	) †

Total distributions	-		(0.18)	(0.12)	(0.26)	(0.20)	(0.19)

Net asset value, end of period	$12.25		$11.58	$10.26	$8.23	$13.54	$13.07

Total Return ^	5.79%	**	14.69%	26.09%	(37.33% )	5.14%	15.28%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$223,485		$203,160	$156,894	$200,048	$351,221	$337,639
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.61%	0.61%	0.61%	0.60%	0.60%
After expense waiver	0.40%	*#	0.41% #	0.41% #	0.41% #	0.40% #	0.42%	#
Net investment income (loss) to average daily net assets	1.55%	*	1.65%	1.92%	1.91%	1.59%	1.56%
Portfolio turnover rate	1%	**	5%	10%	5%	7%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.59		$10.27	$8.25	$13.56	$13.12	$11.54

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.17	0.16	0.21	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.58		1.31	1.99	(5.26)	0.45	1.57

Total income (loss) from investment operations	0.67		1.48	2.15	(5.05)	0.66	1.76

Less distributions to shareholders:
From net investment income	-		(0.16)	(0.13)	(0.22)	(0.22)	(0.18)
From net realized gains	-		-	-	(0.04)	-	-
Tax return of capital	-		-	-	-	-	(0.00	) †

Total distributions	-		(0.16)	(0.13)	(0.26)	(0.22)	(0.18)

Net asset value, end of period	$12.26		$11.59	$10.27	$8.25	$13.56	$13.12

Total Return ^	5.78%	**	14.56%	26.03%	(37.31% )	5.01%	15.27%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$312,491		$298,754	$307,391	$251,184	$431,199	$494,849
Ratio of expenses to average daily net assets	0.45%	*	0.46%	0.46%	0.46%	0.45%	0.45%
Net investment income (loss) to average daily net assets	1.50%	*	1.58%	1.85%	1.86%	1.53%	1.53%
Portfolio turnover rate	1%	**	5%	10%	5%	7%	4%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.71		$10.38	$8.33	$13.69	$13.25	$11.65

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.17	0.17	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.59		1.33	2.01	(5.32)	0.44	1.60

Total income (loss) from investment operations	0.68		1.50	2.18	(5.10)	0.66	1.79

Less distributions to shareholders:
From net investment income	-		(0.17)	(0.13)	(0.22)	(0.22)	(0.19)
From net realized gains	-		-	-	(0.04)	-	(0.00	) †

Total distributions	-		(0.17)	(0.13)	(0.26)	(0.22)	(0.19)

Net asset value, end of period	$12.39		$11.71	$10.38	$8.33	$13.69	$13.25

Total Return ^	5.81%	**	14.57%	26.16%	(37.31% )	5.00%	15.35%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$481,312		$470,762	$425,981	$367,765	$710,278	$751,170
Ratio of expenses to average daily net assets	0.42%	*	0.43%	0.43%	0.43%	0.42%	0.42%
Net investment income (loss) to average daily net assets	1.53%	*	1.62%	1.88%	1.88%	1.56%	1.56%
Portfolio turnover rate	1%	**	5%	10%	5%	7%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.42		$10.13	$8.14	$13.35	$12.90	$11.35

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.11	0.12	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.57		1.29	1.95	(5.17)	0.44	1.54

Total income (loss) from investment operations	0.63		1.40	2.07	(5.02)	0.58	1.66

Less distributions to shareholders:
From net investment income	-		(0.11)	(0.08)	(0.15)	(0.13)	(0.11)
From net realized gains	-		-	-	(0.04)	-	-

Total distributions	-		(0.11)	(0.08)	(0.19)	(0.13)	(0.11)

Net asset value, end of period	$12.05		$11.42	$10.13	$8.14	$13.35	$12.90

Total Return ^,^^	5.52%	**	13.94%	25.46%	(37.64% )	4.53%	14.67%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,307		$2,982	$3,172	$2,540	$5,193	$5,079
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.16%	1.16%	1.16%	1.15%	1.15%
After expense waiver	0.95%	*#	0.96% #	0.96% #	0.96% #	0.95% #	0.97%	#
Net investment income (loss) to average daily net assets	1.00%	*	1.09%	1.35%	1.33%	1.03%	1.00%
Portfolio turnover rate	1%	**	5%	10%	5%	7%	4%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.70		$10.36	$8.32	$13.69	$13.25	$11.65

Income (loss) from investment operations:
Net investment income (loss) ***	0.11		0.20	0.19	0.24	0.25	0.22
Net realized and unrealized gain (loss) on investments	0.58		1.33	2.00	(5.32)	0.45	1.59

Total income (loss) from investment operations	0.69		1.53	2.19	(5.08)	0.70	1.81

Less distributions to shareholders:
From net investment income	-		(0.19)	(0.15)	(0.25)	(0.26)	(0.21)
From net realized gains	-		-	-	(0.04)	-	(0.00	) †

Total distributions	-		(0.19)	(0.15)	(0.29)	(0.26)	(0.21)

Net asset value, end of period	$12.39		$11.70	$10.36	$8.32	$13.69	$13.25

Total Return ^	5.90%	**	14.93%	26.31%	(37.17% )	5.27%	15.59%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$760,994		$693,596	$528,989	$404,065	$543,206	$373,069
Ratio of expenses to average daily net assets	0.21%	*	0.21%	0.22%	0.21%	0.20%	0.20%
Net investment income (loss) to average daily net assets	1.75%	*	1.84%	2.10%	2.13%	1.79%	1.78%
Portfolio turnover rate	1%	**	5%	10%	5%	7%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.28		$8.23	$6.48		$10.85	$10.72	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04	0.04		0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.28		1.02	1.71		(4.20)	0.95	0.74

Total income (loss) from investment operations	0.30		1.06	1.75		(4.14)	1.01	0.75

Less distributions to shareholders:
From net investment income	-		(0.01)	-		(0.06)	(0.06)	(0.01)
From net realized gains	-		-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-	-		(0.01)	-	-

Total distributions	-		(0.01)	-		(0.23)	(0.88)	(0.03)

Net asset value, end of period	$9.58		$9.28	$8.23		$6.48	$10.85	$10.72

Total Return ^,^^	3.23%	**	12.92%	27.01%		(38.61% )	9.52%	7.55%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$24,262		$25,116	$21,391		$18,000	$26,462	$9,179
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.37%	1.41%		1.38%	1.37%	1.67%	*
After expense waiver	N/A		N/A	1.39%	#	1.35% #	1.35% #	1.35%	*#
Net investment income (loss) to average daily net assets	0.46%	*	0.47%	0.59%		0.63%	0.52%	0.13%	*
Portfolio turnover rate	37%	**	103%	88%		141%	100%	79%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.30		$8.25	$6.49		$10.87	$10.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.06		0.08	0.09	0.03
Net realized and unrealized gain (loss) on investments	0.28		1.03	1.70		(4.21)	0.95	0.74

Total income (loss) from investment operations	0.31		1.09	1.76		(4.13)	1.04	0.77

Less distributions to shareholders:
From net investment income	-		(0.04)	-		(0.08)	(0.08)	(0.02)
From net realized gains	-		-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-	-		(0.01)	-	-

Total distributions	-		(0.04)	-		(0.25)	(0.90)	(0.04)

Net asset value, end of period	$9.61		$9.30	$8.25		$6.49	$10.87	$10.73

Total Return ^	3.33%	**	13.28%	27.12%		(38.43% )	9.75%	7.76%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,573		$21,363	$5,055		$6,482	$9,123	$8,000
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.12%	1.16%		1.13%	1.12%	1.42%	*
After expense waiver	N/A		N/A	1.14%	#	1.10% #	1.10% #	1.10%	*#
Net investment income (loss) to average daily net assets	0.72%	*	0.77%	0.89%		0.89%	0.78%	0.43%	*
Portfolio turnover rate	37%	**	103%	88%		141%	100%	79%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.35		$8.27	$6.49		$10.88	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.07	0.07		0.10	0.10	(0.01)
Net realized and unrealized gain (loss) on investments	0.28		1.04	1.71		(4.22)	0.95	0.79

Total income (loss) from investment operations	0.32		1.11	1.78		(4.12)	1.05	0.78

Less distributions to shareholders:
From net investment income	-		(0.03)	-		(0.10)	(0.09)	(0.02)
From net realized gains	-		-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-	-		(0.01)	-	-

Total distributions	-		(0.03)	-		(0.27)	(0.91)	(0.04)

Net asset value, end of period	$9.67		$9.35	$8.27		$6.49	$10.88	$10.74

Total Return ^	3.42%	**	13.53%	27.43%		(38.36% )	9.89%	7.86%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,360		$5,186	$6,431		$4,998	$7,490	$4,436
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.97%	1.01%		0.98%	0.97%	1.27%	*
After expense waiver	N/A		N/A	0.99%	#	0.95% #	0.95% #	0.95%	*#
Net investment income (loss) to average daily net assets	0.86%	*	0.87%	0.99%		1.03%	0.92%	(0.08%	) *
Portfolio turnover rate	37%	**	103%	88%		141%	100%	79%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.38		$8.31	$6.52		$10.89	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.09	0.08		0.10	0.11	0.04
Net realized and unrealized gain (loss) on investments	0.29		1.02	1.71		(4.21)	0.96	0.75

Total income (loss) from investment operations	0.33		1.11	1.79		(4.11)	1.07	0.79

Less distributions to shareholders:
From net investment income	-		(0.04)	-		(0.09)	(0.10)	(0.03)
From net realized gains	-		-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-	-		(0.01)	-	-

Total distributions	-		(0.04)	-		(0.26)	(0.92)	(0.05)

Net asset value, end of period	$9.71		$9.38	$8.31		$6.52	$10.89	$10.74

Total Return ^	3.52%	**	13.52%	27.45%		(38.24% )	10.05%	7.90%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$29,731		$17,873	$2,061		$1,333	$11,069	$10,349
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.87%	0.91%		0.88%	0.87%	1.17%	*
After expense waiver	N/A		N/A	0.90%	#	N/A	N/A	0.90%	*#
Net investment income (loss) to average daily net assets	0.93%	*	1.01%	1.06%		1.03%	1.01%	0.53%	*
Portfolio turnover rate	37%	**	103%	88%		141%	100%	79%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.31		$8.27	$6.53		$10.85		$10.71	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.01	0.02		0.04		0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.28		1.03	1.72		(4.20)		0.94	0.75

Total income (loss) from investment operations	0.29		1.04	1.74		(4.16)		0.97	0.73

Less distributions to shareholders:
From net investment income	-		-	-		(0.00	) †	(0.01)	-
From net realized gains	-		-	-		(0.16)		(0.82)	(0.02)
Tax return of capital	-		-	-		(0.00	) †	-	-

Total distributions	-		-	-		(0.16)		(0.83)	(0.02)

Net asset value, end of period	$9.60		$9.31	$8.27		$6.53		$10.85	$10.71

Total Return ^,^^	3.11%	**	12.58%	26.65%		(38.81%	)	9.16%	7.33%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$140		$133	$109		$79		$109	$107
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%	*	1.67%	1.71%		1.68%		1.67%	1.97%	*
After expense waiver	N/A		N/A	1.69%	#	1.65%	#	1.65% #	1.65%	*#
Net investment income (loss) to average daily net assets	0.16%	*	0.17%	0.29%		0.45%		0.23%	(0.22%	) *
Portfolio turnover rate	37%	**	103%	88%		141%		100%	79%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.36		$8.93		$6.26		$10.94		$9.75		$9.01

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.02)		(0.02)		(0.00	) †	(0.01)
Net realized and unrealized gain (loss) on investments	0.68		1.46		2.69		(4.66)		1.19		0.75

Total income (loss) from investment operations	0.66		1.43		2.67		(4.68)		1.19		0.74

Less distributions to shareholders:
From net investment income	-		-		(0.00	) †	(0.00	) †	(0.00	) †	-

Total distributions	-		-		(0.00	) †	(0.00	) †	(0.00	) †	-

Net asset value, end of period	$11.02		$10.36		$8.93		$6.26		$10.94		$9.75

Total Return ^,^^	6.37%	**	16.01%		42.68%		(42.77%	)	12.23%		8.21%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$70,544		$66,401		$69,307		$49,345		$99,385		$39,055
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*	1.34%		1.35%		1.34%		1.40%		1.39%
After expense waiver	1.19%	*#	1.19%	#	1.19%	#	1.19%	#	1.30%	#	1.31%	#
Net investment income (loss) to average daily net assets	(0.36%	) *	(0.36%	)	(0.24%	)	(0.18%	)	(0.04%	)	(0.12%	)
Portfolio turnover rate	24%	**	53%		62%		53%		43%		98%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.57		$9.08		$6.36		$11.08		$9.87		$9.10

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.01)		(0.00	) †	0.00	†	0.02		0.01
Net realized and unrealized gain (loss) on investments	0.69		1.50		2.72		(4.72)		1.21		0.77

Total income (loss) from investment operations	0.68		1.49		2.72		(4.72)		1.23		0.78

Less distributions to shareholders:
From net investment income	-		-		(0.00	) †	(0.00	) †	(0.02)		(0.01)

Total distributions	-		-		(0.00	) †	(0.00	) †	(0.02)		(0.01)

Net asset value, end of period	$11.25		$10.57		$9.08		$6.36		$11.08		$9.87

Total Return ^	6.53%	**	16.30%		42.79%		(42.59%	)	12.46%		8.52%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$224,039		$257,545		$281,168		$222,053		$455,542		$280,094
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.09%		1.10%		1.09%		1.15%		1.14%
After expense waiver	0.98%	*#	0.98%	#	0.98%	#	0.98%	#	1.06%	#	1.06%	#
Net investment income (loss) to average daily net assets	(0.16%	) *	(0.15%	)	(0.03%	)	0.03%		0.20%		0.13%
Portfolio turnover rate	24%	**	53%		62%		53%		43%		98%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.61		$9.12	$6.37		$11.10	$9.87	$9.11

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00 †	0.01		0.02	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.69		1.50	2.74		(4.74)	1.21	0.76

Total income (loss) from investment operations	0.69		1.50	2.75		(4.72)	1.25	0.79

Less distributions to shareholders:
From net investment income	-		(0.01)	(0.00	) †	(0.01)	(0.02)	(0.03)

Total distributions	-		(0.01)	(0.00	) †	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$11.30		$10.61	$9.12		$6.37	$11.10	$9.87

Total Return ^	6.50%	**	16.45%	43.20%		(42.53% )	12.62%	8.64%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$54,832		$42,443	$39,094		$25,876	$53,150	$44,656
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	0.97%	0.98%		0.97%	1.03%	1.00%
After expense waiver	0.82%	*#	0.82% #	0.82%	#	0.82% #	0.93% #	0.93% #
Net investment income (loss) to average daily net assets	0.02%	*	0.01%	0.12%		0.19%	0.36%	0.29%
Portfolio turnover rate	24%	**	53%	62%		53%	43%	98%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.65		$9.14	$6.39		$11.13	$9.91	$9.14

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01	0.01		0.02	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.70		1.51	2.74		(4.74)	1.22	0.77

Total income (loss) from investment operations	0.70		1.52	2.75		(4.72)	1.27	0.80

Less distributions to shareholders:
From net investment income	-		(0.01)	(0.00	) †	(0.02)	(0.05)	(0.03)

Total distributions	-		(0.01)	(0.00	) †	(0.02)	(0.05)	(0.03)

Net asset value, end of period	$11.35		$10.65	$9.14		$6.39	$11.13	$9.91

Total Return ^	6.57%	**	16.64%	43.06%		(42.45% )	12.77%	8.74%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$218,186		$163,662	$172,449		$138,538	$225,943	$66,864
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.84%	0.85%		0.84%	0.90%	0.89%
After expense waiver	0.76%	*#	0.76% #	0.76%	#	0.76% #	0.81% #	0.82% #
Net investment income (loss) to average daily net assets	0.08%	*	0.08%	0.20%		0.26%	0.44%	0.37%
Portfolio turnover rate	24%	**	53%	62%		53%	43%	98%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.11		$8.74		$6.15		$10.77		$9.63		$8.92

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.06)		(0.04)		(0.05)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investments	0.66		1.43		2.63		(4.57)		1.18		0.75

Total income (loss) from investment operations	0.62		1.37		2.59		(4.62)		1.14		0.71

Less distributions to shareholders:
From net investment income	-		-		(0.00	) †	(0.00	) †	-		-

Total distributions	-		-		(0.00	) †	(0.00	) †	-		-

Net asset value, end of period	$10.73		$10.11		$8.74		$6.15		$10.77		$9.63

Total Return ^,^^	6.13%	**	15.68%		42.14%		(42.89%	)	11.84%		7.96%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$360		$344		$803		$597		$3,112		$3,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%	*	1.64%		1.65%		1.64%		1.70%		1.69%
After expense waiver	1.51%	*#	1.51%	#	1.51%	#	1.51%	#	1.61%	#	1.61%	#
Net investment income (loss) to average daily net assets	(0.69%	) *	(0.69%	)	(0.55%	)	(0.51%	)	(0.35%	)	(0.41%	)
Portfolio turnover rate	24%	**	53%		62%		53%		43%		98%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.03		$7.78		$6.07		$10.34		$9.88	$10.29

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.01)		(0.00	) †	(0.02)		(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.39		1.26		1.71		(4.25)		1.32	0.05

Total income (loss) from investment operations	0.37		1.25		1.71		(4.27)		1.27	0.00

Less distributions to shareholders:
From net investment income	-		(0.00	) †	-		-		-	-
From net realized gains	-		-		-		-		(0.80)	(0.41)
Tax return of capital	-		-		-		-		(0.01)	-

Total distributions	-		(0.00	) †	-		-		(0.81)	(0.41)

Net asset value, end of period	$9.40		$9.03		$7.78		$6.07		$10.34	$9.88

Total Return ^,^^	4.10%	**	16.14%		28.17%		(41.30%	)	12.95%	(0.02% )

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,096		$2,446		$3,835		$3,626		$7,159	$8,278
Ratio of expenses to average daily net assets	1.35%	*	1.35%		1.38%		1.40%		1.36%	1.39%
Net investment income (loss) to average daily net assets	(0.43%	) *	(0.08%	)	(0.02%	)	(0.29%	)	(0.48% )	(0.55% )
Portfolio turnover rate	47%	**	83%		130%		93%		93%	98%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.27		$7.98		$6.24		$10.62		$10.14	$10.53

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.01		0.01		(0.00	) †	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.40		1.31		1.75		(4.38)		1.35	0.05

Total income (loss) from investment operations	0.39		1.32		1.76		(4.38)		1.32	0.02

Less distributions to shareholders:
From net investment income	-		(0.03)		(0.02)		-		-	-
From net realized gains	-		-		-		-		(0.83)	(0.41)
Tax return of capital	-		-		-		-		(0.01)	-

Total distributions	-		(0.03)		(0.02)		-		(0.84)	(0.41)

Net asset value, end of period	$9.66		$9.27		$7.98		$6.24		$10.62	$10.14

Total Return ^	4.21%	**	16.51%		28.18%		(41.24%	)	13.16%	0.17%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67		$20,012		$14,855		$160		$1,572	$1,630
Ratio of expenses to average daily net assets	1.09%	*	1.10%		1.13%		1.15%		1.11%	1.15%
Net investment income (loss) to average daily net assets	(0.14%	) *	0.17%		0.17%		(0.04%	)	(0.24% )	(0.30% )
Portfolio turnover rate	47%	**	83%		130%		93%		93%	98%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$9.27		$7.92		$6.17	$10.52	$10.05		$10.42

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.03		0.02	0.01	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.40		1.32		1.74	(4.33)	1.34		0.06

Total income (loss) from investment operations	0.40		1.35		1.76	(4.32)	1.33		0.04

Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.01)	(0.01)	-		-
From net realized gains	-		-		-	-	(0.85)		(0.41)
Tax return of capital	-		-		-	(0.02)	(0.01)		-

Total distributions	-		(0.00	) †	(0.01)	(0.03)	(0.86)		(0.41)

Net asset value, end of period	$9.67		$9.27		$7.92	$6.17	$10.52		$10.05

Total Return ^	4.31%	*	17.11%		28.57%	(41.08% )	13.36%		0.37%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$0	†††	$0	†††	$11,942	$8,585	$13,237		$10,043
Ratio of expenses to average daily net assets	0.92%	*	0.93%		0.98%	1.00%	0.96%		0.98%
Net investment income (loss) to average daily net assets	0.06%	*	0.37%		0.38%	0.13%	(0.08%	)	(0.19% )
Portfolio turnover rate	47%	**	83%		130%	93%	93%		98%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$9.25		$7.97		$6.21	$10.57	$10.09		$10.46

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.03		0.03	0.01	(0.00	) †	(0.02)
Net realized and unrealized gain (loss) on investments	0.41		1.29		1.75	(4.34)	1.34		0.06

Total income (loss) from investment operations	0.41		1.32		1.78	(4.33)	1.34		0.04

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.02)	(0.01)	-		-
From net realized gains	-		-		-	-	(0.85)		(0.41)
Tax return of capital	-		-		-	(0.02)	(0.01)		-

Total distributions	-		(0.04)		(0.02)	(0.03)	(0.86)		(0.41)

Net asset value, end of period	$9.66		$9.25		$7.97	$6.21	$10.57		$10.09

Total Return ^	4.43%	*	16.60%		28.63%	(41.00% )	13.45%		0.36%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,381		$46,870		$53,565	$10,390	$23,465		$20,909
Ratio of expenses to average daily net assets	0.92%	*	0.91%		0.94%	0.96%	0.92%		0.94%
Net investment income (loss) to average daily net assets	0.02%	*	0.36%		0.43%	0.15%	(0.04%	)	(0.15% )
Portfolio turnover rate	47%	**	83%		130%	93%	93%		98%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Amount is less than $500.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$6.68		$5.58		$3.58		$7.12	$6.06		$6.47

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.03)		(0.05)	(0.05)		(0.06)
Net realized and unrealized gain (loss) on investments	0.53		1.13		2.03		(3.29)	1.11		(0.35)

Total income (loss) from investment operations	0.51		1.10		2.00		(3.34)	1.06		(0.41)

Less distributions to shareholders:
From net realized gains	-		-		(0.00	) †	(0.20)	-		-

Total distributions	-		-		(0.00	) †	(0.20)	-		-

Net asset value, end of period	$7.19		$6.68		$5.58		$3.58	$7.12		$6.06

Total Return ^,^^	7.63%	**	19.50%		56.17%		(46.67% )	17.49%		(6.34%	)

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$56,692		$53,610		$60,935		$45,137	$127,729		$114,139
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.37%		1.37%		1.36%	1.36%		1.35%
After expense waiver	N/A		N/A		N/A		N/A	N/A		1.33%	#
Net investment income (loss) to average daily net assets	(0.54%	) *	(0.60%	)	(0.65%	)	(0.86% )	(0.83%	)	(1.01%	)
Portfolio turnover rate	9%	**	40%		33%		32%	34%		49%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$6.87		$5.73		$3.66		$7.26	$6.17		$6.56

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.02)		(0.02)		(0.03)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments	0.55		1.16		2.09		(3.37)	1.13		(0.34)

Total income (loss) from investment operations	0.54		1.14		2.07		(3.40)	1.09		(0.39)

Less distributions to shareholders:
From net realized gains	-		-		(0.00	) †	(0.20)	-		-

Total distributions	-		-		(0.00	) †	(0.20)	-		-

Net asset value, end of period	$7.41		$6.87		$5.73		$3.66	$7.26		$6.17

Total Return ^	7.86%	**	19.90%		56.58%		(46.60% )	17.67%		(5.95%	)

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$23,954		$54,658		$61,774		$61,240	$135,033		$192,839
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.12%		1.12%		1.11%	1.11%		1.10%
After expense waiver	N/A		N/A		N/A		N/A	N/A		1.08%	#
Net investment income (loss) to average daily net assets	(0.28%	) *	(0.35%	)	(0.41%	)	(0.60% )	(0.60%	)	(0.76%	)
Portfolio turnover rate	9%	**	40%		33%		32%	34%		49%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$6.98		$5.81		$3.71		$7.34	$6.22		$6.61

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.01)		(0.01)		(0.03)	(0.03)		(0.04)
Net realized and unrealized gain (loss) on investments	0.56		1.18		2.11		(3.40)	1.15		(0.35)

Total income (loss) from investment operations	0.55		1.17		2.10		(3.43)	1.12		(0.39)

Less distributions to shareholders:
From net realized gains	-		-		(0.00	) †	(0.20)	-		-

Total distributions	-		-		(0.00	) †	(0.20)	-		-

Net asset value, end of period	$7.53		$6.98		$5.81		$3.71	$7.34		$6.22

Total Return ^	7.88%	**	20.14%		56.63%		(46.49% )	18.01%		(5.90%	)

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$29,438		$22,037		$21,830		$16,755	$48,600		$53,940
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.97%		0.97%		0.96%	0.96%		0.95%
After expense waiver	N/A		N/A		N/A		N/A	N/A		0.93%	#
Net investment income (loss) to average daily net assets	(0.15%	) *	(0.19%	)	(0.27%	)	(0.46% )	(0.44%	)	(0.61%	)
Portfolio turnover rate	9%	**	40%		33%		32%	34%		49%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$7.06		$5.87		$3.74		$7.40	$6.26		$6.65

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.00	) †	(0.01)		(0.02)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	0.55		1.19		2.14		(3.44)	1.16		(0.36)

Total income (loss) from investment operations	0.55		1.19		2.13		(3.46)	1.14		(0.39)

Less distributions to shareholders:
From net realized gains	-		-		(0.00	) †	(0.20)	-		-

Total distributions	-		-		(0.00	) †	(0.20)	-		-

Net asset value, end of period	$7.61		$7.06		$5.87		$3.74	$7.40		$6.26

Total Return ^	7.79%	**	20.27%		56.97%		(46.53% )	18.21%		(5.86%	)

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$249,534		$210,972		$164,994		$112,415	$284,106		$239,162
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.87%		0.87%		0.86%	0.86%		0.85%
After expense waiver	N/A		N/A		N/A		N/A	N/A		0.83%	#
Net investment income (loss) to average daily net assets	(0.05%	) *	(0.06%	)	(0.15%	)	(0.36% )	(0.32%	)	(0.51%	)
Portfolio turnover rate	9%	**	40%		33%		32%	34%		49%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$6.47		$5.43		$3.49		$6.98	$5.96		$6.37

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.05)		(0.04)		(0.07)	(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	0.51		1.09		1.98		(3.22)	1.09		(0.33)

Total income (loss) from investment operations	0.48		1.04		1.94		(3.29)	1.02		(0.41)

Less distributions to shareholders:
From net realized gains	-		-		(0.00	) †	(0.20)	-		-

Total distributions	-		-		(0.00	) †	(0.20)	-		-

Net asset value, end of period	$6.95		$6.47		$5.43		$3.49	$6.98		$5.96

Total Return ^,^^	7.42%	**	19.37%		55.32%		(46.88% )	17.11%		(6.44%	)

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$22		$28		$93		$84	$944		$1,203
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%	*	1.67%		1.67%		1.66%	1.66%		1.65%
After expense waiver	N/A		N/A		N/A		N/A	N/A		1.63%	#
Net investment income (loss) to average daily net assets	(0.90%	) *	(0.95%	)	(0.96%	)	(1.22% )	(1.13%	)	(1.31%	)
Portfolio turnover rate	9%	**	40%		33%		32%	34%		49%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$5.44		$4.54		$2.97		$5.16	$4.37		$4.12

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.01)		(0.02)		(0.02)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	0.27		0.91		1.59		(2.17)	0.82		0.27

Total income (loss) from investment operations	0.26		0.90		1.57		(2.19)	0.79		0.25

Net asset value, end of period	$5.70		$5.44		$4.54		$2.97	$5.16		$4.37

Total Return ^,^^	4.78%	**	19.82%		52.86%		(42.44% )	17.81%		6.31%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$18,931		$19,690		$18,508		$12,506	$22,454		$21,627
Ratio of expenses to average daily net assets	1.13%	*	1.15%		1.20%		1.17%	1.16%		1.15%
Net investment income (loss) to average daily net assets	(0.34%	) *	(0.24%	)	(0.45%	)	(0.57% )	(0.57%	)	(0.50%	)
Portfolio turnover rate	31%	**	8%		22%		10%	29%		7%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$5.58		$4.65		$3.03		$5.25	$4.44		$4.17

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.00	†	(0.01)		(0.01)	(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments	0.28		0.93		1.63		(2.21)	0.83		0.28

Total income (loss) from investment operations	0.28		0.93		1.62		(2.22)	0.81		0.27

Net asset value, end of period	$5.86		$5.58		$4.65		$3.03	$5.25		$4.44

Total Return ^	4.84%	**	20.00%		53.47%		(42.29% )	18.24%		6.47%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,707		$6,658		$6,620		$4,363	$10,335		$9,960
Ratio of expenses to average daily net assets	0.88%	*	0.90%		0.95%		0.92%	0.91%		0.90%
Net investment income (loss) to average daily net assets	(0.09%	) *	0.01%		(0.19%	)	(0.32% )	(0.32%	)	(0.26%	)
Portfolio turnover rate	31%	**	8%		22%		10%	29%		7%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$5.66		$4.70	$3.07		$5.30		$4.47		$4.19

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01	(0.00	) †	(0.01)		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	0.28		0.95	1.63		(2.22)		0.84		0.29

Total income (loss) from investment operations	0.28		0.96	1.63		(2.23)		0.83		0.28

Net asset value, end of period	$5.94		$5.66	$4.70		$3.07		$5.30		$4.47

Total Return ^	4.95%	**	20.43%	53.09%		(42.08%	)	18.57%		6.68%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,803		$1,633	$2,737		$1,922		$3,160		$1,495
Ratio of expenses to average daily net assets	0.73%	*	0.75%	0.80%		0.77%		0.77%		0.75%
Net investment income (loss) to average daily net assets	0.06%	*	0.13%	(0.04%	)	(0.17%	)	(0.18%	)	(0.12%	)
Portfolio turnover rate	31%	**	8%	22%		10%		29%		7%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$5.72		$4.75	$3.09		$5.35		$4.51		$4.22

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01	0.00	†	(0.00	) †	(0.00	) †	(0.00	) †
Net realized and unrealized gain (loss) on investments	0.29		0.96	1.66		(2.26)		0.84		0.29

Total income (loss) from investment operations	0.29		0.97	1.66		(2.26)		0.84		0.29

Net asset value, end of period	$6.01		$5.72	$4.75		$3.09		$5.35		$4.51

Total Return ^	5.07%	**	20.42%	53.72%		(42.24%	)	18.63%		6.87%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,387		$21,169	$20,229		$10,781		$21,630		$16,179
Ratio of expenses to average daily net assets	0.63%	*	0.65%	0.70%		0.67%		0.66%		0.65%
Net investment income (loss) to average daily net assets	0.16%	*	0.25%	0.06%		(0.08%	)	(0.07%	)	(0.00%	) ††
Portfolio turnover rate	31%	**	8%	22%		10%		29%		7%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$5.28		$4.43		$2.91		$5.07	$4.31		$4.07

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.03)		(0.04)	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.27		0.88		1.55		(2.12)	0.80		0.27

Total income (loss) from investment operations	0.25		0.85		1.52		(2.16)	0.76		0.24

Net asset value, end of period	$5.53		$5.28		$4.43		$2.91	$5.07		$4.31

Total Return ^,^^	4.73%	**	19.19%		52.23%		(42.60% )	17.63%		5.90%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$341		$336		$317		$120	$494		$445
Ratio of expenses to average daily net assets	1.43%	*	1.45%		1.50%		1.47%	1.46%		1.45%
Net investment income (loss) to average daily net assets	(0.65%	) *	(0.55%	)	(0.74%	)	(0.85% )	(0.87%	)	(0.79%	)
Portfolio turnover rate	31%	**	8%		22%		10%	29%		7%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$16.99		$14.06	$8.66	$16.09		$18.08	$16.70

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.02	0.04	0.10		0.05	0.25
Net realized and unrealized gain (loss) on investments	0.83		2.96	5.36	(6.86)		0.25	3.02

Total income (loss) from investment operations	0.83		2.98	5.40	(6.76)		0.30	3.27

Less distributions to shareholders:
From net investment income	-		(0.05)	-	(0.12)		(0.03)	(0.26)
From net realized gains	-		-	-	(0.55)		(2.26)	(1.63)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.05)	-	(0.67)		(2.29)	(1.89)

Net asset value, end of period	$17.82		$16.99	$14.06	$8.66		$16.09	$18.08

Total Return ^,^^	4.89%	**	21.29%	62.36%	(43.10%	)	1.52%	19.65%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$174,232		$170,895	$161,884	$107,233		$224,393	$275,925
Ratio of expenses to average daily net assets:
Before expense waiver	1.40%	*	1.32%	1.31%	1.31%		1.30%	1.29%
After expense waiver	1.30%	*#	1.30% #	N/A	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	0.05%	*	0.12%	0.38%	0.80%		0.29%	1.39%
Portfolio turnover rate	16%	**	32%	43%	43%		44%	36%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$17.32		$14.33	$8.80	$16.36		$18.34	$16.91

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05	0.07	0.14		0.08	0.30
Net realized and unrealized gain (loss) on investments	0.84		3.01	5.46	(7.00)		0.27	3.06

Total income (loss) from investment operations	0.87		3.06	5.53	(6.86)		0.35	3.36

Less distributions to shareholders:
From net investment income	-		(0.07)	-	(0.15)		(0.07)	(0.30)
From net realized gains	-		-	-	(0.55)		(2.26)	(1.63)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.07)	-	(0.70)		(2.33)	(1.93)

Net asset value, end of period	$18.19		$17.32	$14.33	$8.80		$16.36	$18.34

Total Return ^	5.02%	**	21.54%	62.84%	(42.98%	)	1.79%	19.94%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$66,440		$91,044	$98,934	$69,539		$159,281	$203,635
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.07%	1.06%	1.06%		1.05%	1.04%
After expense waiver	1.05%	*#	1.05% #	N/A	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	0.30%	*	0.36%	0.62%	1.05%		0.39%	1.66%
Portfolio turnover rate	16%	**	32%	43%	43%		44%	36%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$17.49		$14.47	$8.87	$16.49		$18.47	$17.02

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.08	0.09	0.16		0.09	0.32
Net realized and unrealized gain (loss) on investments	0.85		3.04	5.51	(7.06)		0.29	3.09

Total income (loss) from investment operations	0.89		3.12	5.60	(6.90)		0.38	3.41

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.17)		(0.10)	(0.33)
From net realized gains	-		-	-	(0.55)		(2.26)	(1.63)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.10)	-	(0.72)		(2.36)	(1.96)

Net asset value, end of period	$18.38		$17.49	$14.47	$8.87		$16.49	$18.47

Total Return ^	5.09%	**	21.73%	63.13%	(42.89%	)	1.92%	20.12%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,880		$70,955	$64,121	$56,399		$131,434	$144,555
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.92%	0.91%	0.91%		0.90%	0.89%
After expense waiver	0.90%	*#	0.90% #	N/A	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	0.46%	*	0.52%	0.78%	1.17%		0.49%	1.79%
Portfolio turnover rate	16%	**	32%	43%	43%		44%	36%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$17.63		$14.59	$8.94	$16.62		$18.59	$17.11

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.10	0.10	0.17		0.13	0.34
Net realized and unrealized gain (loss) on investments	0.87		3.05	5.55	(7.11)		0.28	3.12

Total income (loss) from investment operations	0.92		3.15	5.65	(6.94)		0.41	3.46

Less distributions to shareholders:
From net investment income	-		(0.11)	-	(0.19)		(0.12)	(0.35)
From net realized gains	-		-	-	(0.55)		(2.26)	(1.63)
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.11)	-	(0.74)		(2.38)	(1.98)

Net asset value, end of period	$18.55		$17.63	$14.59	$8.94		$16.62	$18.59

Total Return ^	5.22%	**	21.81%	63.20%	(42.82%	)	2.07%	20.28%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$294,114		$307,649	$262,825	$142,372		$349,391	$348,859
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%	*	0.82%	0.81%	0.81%		0.80%	0.79%
After expense waiver	0.80%	*#	0.80% #	N/A	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	0.55%	*	0.62%	0.89%	1.27%		0.67%	1.89%
Portfolio turnover rate	16%	**	32%	43%	43%		44%	36%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$16.60		$13.73		$8.48	$15.77		$17.79	$16.48

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		0.01	0.07		(0.02)	0.18
Net realized and unrealized gain (loss) on investments	0.81		2.90		5.24	(6.72)		0.26	2.99

Total income (loss) from investment operations	0.79		2.87		5.25	(6.65)		0.24	3.17

Less distributions to shareholders:
From net investment income	-		-		-	(0.09)		-	(0.23)
From net realized gains	-		-		-	(0.55)		(2.26)	(1.63)
Tax return of capital	-		-		-	(0.00	) †	-	-

Total distributions	-		-		-	(0.64)		(2.26)	(1.86)

Net asset value, end of period	$17.39		$16.60		$13.73	$8.48		$15.77	$17.79

Total Return ^,^^	4.76%	**	20.90%		61.91%	(43.29%	)	1.21%	19.35%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,764		$1,882		$2,617	$1,522		$2,723	$2,567
Ratio of expenses to average daily net assets:
Before expense waiver	1.70%	*	1.62%		1.61%	1.60%		1.60%	1.60%
After expense waiver	1.60%	*#	1.60%	#	N/A	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	(0.26%	) *	(0.19%	)	0.07%	0.54%		(0.08% )	1.03%
Portfolio turnover rate	16%	**	32%		43%	43%		44%	36%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$17.64		$16.92

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.02
Net realized and unrealized gain (loss) on investments	0.86		0.70

Total income (loss) from investment operations	0.92		0.72

Net asset value, end of period	$18.56		$17.64

Total Return ^	5.22%	**	4.26%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$38,610		$104
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.79%	*
After expense waiver	0.69%	*#	0.69%	*#
Net investment income (loss) to average daily net assets	0.72%	*	0.77%	*
Portfolio turnover rate	16%	**	32%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	Period from November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$10.08		$8.27	$6.43	$9.72		$11.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.07	0.05	0.05		0.09	0.02
Net realized and unrealized gain (loss) on investments	0.67		1.81	1.84	(3.25)		(1.10)	1.41

Total income (loss) from investment operations	0.70		1.88	1.89	(3.20)		(1.01)	1.43

Less distributions to shareholders:
From net investment income	-		(0.07)	(0.05)	(0.08)		(0.04)	(0.02)
From net realized gains	-		-	-	(0.00	) †	(0.63)	(0.01)
Tax return of capital	-		-	-	(0.01)		-	-

Total distributions	-		(0.07)	(0.05)	(0.09)		(0.67)	(0.03)

Net asset value, end of period	$10.78		$10.08	$8.27	$6.43		$9.72	$11.40

Total Return ^,^^	6.94%	**	22.77%	29.40%	(32.94%	)	(8.97% )	14.27%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,857		$5,748	$6,145	$4,444		$9,490	$497
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%	*	1.32%	1.33%	1.30%		1.30%	2.02%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	1.38%	*#
Net investment income (loss) to average daily net assets	0.56%	*	0.82%	0.74%	0.56%		0.82%	0.45%	*
Portfolio turnover rate	50%	**	143%	66%	34%		49%	7%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$10.10		$8.29	$6.44	$9.75		$11.42	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.10	0.07	0.07		0.11	0.05
Net realized and unrealized gain (loss) on investments	0.65		1.81	1.84	(3.27)		(1.10)	1.39

Total income (loss) from investment operations	0.69		1.91	1.91	(3.20)		(0.99)	1.44

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.06)	(0.09)		(0.05)	(0.01)
From net realized gains	-		-	-	(0.00	) †	(0.63)	(0.01)
Tax return of capital	-		-	-	(0.02)		-	-

Total distributions	-		(0.10)	(0.06)	(0.11)		(0.68)	(0.02)

Net asset value, end of period	$10.79		$10.10	$8.29	$6.44		$9.75	$11.42

Total Return ^	6.83%	**	23.10%	29.70%	(32.77%	)	(8.74% )	14.47%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,202		$42,178	$37,197	$32,488		$74,131	$1,628
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	*	1.07%	1.08%	1.05%		1.05%	1.77%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	1.13%	*#
Net investment income (loss) to average daily net assets	0.75%	*	1.09%	0.96%	0.81%		0.95%	1.31%	*
Portfolio turnover rate	50%	**	143%	66%	34%		49%	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period August 29, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$10.12		$8.30	$6.43	$9.75		$11.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.12	0.07	0.09		0.17	0.03
Net realized and unrealized gain (loss) on investments	0.67		1.82	1.85	(3.28)		(1.15)	1.40

Total income (loss) from investment operations	0.72		1.94	1.92	(3.19)		(0.98)	1.43

Less distributions to shareholders:
From net investment income	-		(0.12)	(0.05)	(0.11)		(0.07)	-
From net realized gains	-		-	-	(0.00	) †	(0.63)	-
Tax return of capital	-		-	-	(0.02)		-	-

Total distributions	-		(0.12)	(0.05)	(0.13)		(0.70)	-

Net asset value, end of period	$10.84		$10.12	$8.30	$6.43		$9.75	$11.43

Total Return ^	7.11%	**	23.42%	29.94%	(32.67%	)	(8.66% )	14.42%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,533		$1,061	$470	$2,174		$1,163	$0	†††
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%	*	0.92%	0.93%	0.90%		0.90%	1.62%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	0.98%	*#
Net investment income (loss) to average daily net assets	1.00%	*	1.31%	1.12%	1.14%		1.45%	0.68%	*
Portfolio turnover rate	50%	**	143%	66%	34%		49%	7%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$10.09		$8.28	$6.43	$9.75		$11.42	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.12	0.08	0.09		0.14	0.06
Net realized and unrealized gain (loss) on investments	0.67		1.82	1.85	(3.27)		(1.10)	1.39

Total income (loss) from investment operations	0.73		1.94	1.93	(3.18)		(0.96)	1.45

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.08)	(0.12)		(0.08)	(0.02)
From net realized gains	-		-	-	(0.00	) †	(0.63)	(0.01)
Tax return of capital	-		-	-	(0.02)		-	-

Total distributions	-		(0.13)	(0.08)	(0.14)		(0.71)	(0.03)

Net asset value, end of period	$10.82		$10.09	$8.28	$6.43		$9.75	$11.42

Total Return ^	7.23%	**	23.43%	30.02%	(32.61%	)	(8.53% )	14.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$144,609		$91,957	$71,351	$60,858		$123,216	$60,708
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*	0.82%	0.83%	0.80%		0.80%	1.52%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	0.88%	*#
Net investment income (loss) to average daily net assets	1.09%	*	1.36%	1.22%	1.07%		1.19%	1.51%	*
Portfolio turnover rate	50%	**	143%	66%	34%		49%	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Amount is less than $500.
+	For the period August 29, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06 +
Net asset value, beginning of period	$10.07		$8.27	$6.44	$9.75		$11.41		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.05	0.03	0.03		(0.00	) †	(0.00	) †
Net realized and unrealized gain (loss) on investments	0.67		1.81	1.83	(3.26)		(1.03)		1.41

Total income (loss) from investment operations	0.68		1.86	1.86	(3.23)		(1.03)		1.41

Less distributions to shareholders:
From net investment income	-		(0.06)	(0.03)	(0.07)		-		-
From net realized gains	-		-	-	(0.00	) †	(0.63)		-
Tax return of capital	-		-	-	(0.01)		-		-

Total distributions	-		(0.06)	(0.03)	(0.08)		(0.63)		-

Net asset value, end of period	$10.75		$10.07	$8.27	$6.44		$9.75		$11.41

Total Return ^,^^	6.75%	**	22.49%	29.06%	(33.23%	)	(9.13%	)	14.22%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67		$64	$46	$31		$38		$0	†††
Ratio of expenses to average daily net assets:
Before expense waiver	1.59%	*	1.62%	1.63%	1.60%		1.60%		2.32%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A		1.68%	*#
Net investment income (loss) to average daily net assets	0.26%	*	0.58%	0.43%	0.32%		(0.00%	) ††	(0.02%	) *
Portfolio turnover rate	50%	**	143%	66%	34%		49%		7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
†††	Amount is less than $500.
+	For the period August 29, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.44		$7.40	$6.14	$9.34		$10.90	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.01	0.03	0.09		0.18	0.10
Net realized and unrealized gain (loss) on investments	0.49		2.04	1.27	(3.21)		(1.53)	0.84

Total income (loss) from investment operations	0.48		2.05	1.30	(3.12)		(1.35)	0.94

Less distributions to shareholders:
From net investment income	-		(0.01)	(0.04)	(0.08)		(0.13)	(0.04)
From net realized gains	-		-	-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.01)	(0.04)	(0.08)		(0.21)	(0.04)

Net asset value, end of period	$9.92		$9.44	$7.40	$6.14		$9.34	$10.90

Total Return ^,^^	5.08%	**	27.77%	21.11%	(33.30%	)	(12.35% )	9.32%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,791		$7,837	$7,833	$7,950		$15,737	$3,653
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%	*	1.37%	1.39%	1.37%		1.35%	1.72%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	1.40%	*#
Net investment income (loss) to average daily net assets	(0.24%	) *	0.14%	0.56%	1.07%		1.74%	1.23%	*
Portfolio turnover rate	15%	**	39%	175%	110%		68%	63%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.45		$7.40	$6.14	$9.36		$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.03	0.05	0.11		0.20	0.13
Net realized and unrealized gain (loss) on investments	0.48		2.06	1.26	(3.22)		(1.53)	0.83

Total income (loss) from investment operations	0.48		2.09	1.31	(3.11)		(1.33)	0.96

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.05)	(0.11)		(0.14)	(0.05)
From net realized gains	-		-	-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.04)	(0.05)	(0.11)		(0.22)	(0.05)

Net asset value, end of period	$9.93		$9.45	$7.40	$6.14		$9.36	$10.91

Total Return ^	5.08%	**	28.19%	21.39%	(33.12%	)	(12.22% )	9.61%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,505		$21,552	$24,629	$24,811		$42,168	$1,041
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.12%	1.14%	1.12%		1.10%	1.47%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	1.15%	*#
Net investment income (loss) to average daily net assets	0.04%	*	0.36%	0.81%	1.36%		1.91%	1.69%	*
Portfolio turnover rate	15%	**	39%	175%	110%		68%	63%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.45		$7.40	$6.14	$9.36		$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.04	0.06	0.12		0.24	0.10
Net realized and unrealized gain (loss) on investments	0.49		2.06	1.26	(3.22)		(1.56)	0.86

Total income (loss) from investment operations	0.50		2.10	1.32	(3.10)		(1.32)	0.96

Less distributions to shareholders:
From net investment income	-		(0.05)	(0.06)	(0.12)		(0.15)	(0.05)
From net realized gains	-		-	-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.05)	(0.06)	(0.12)		(0.23)	(0.05)

Net asset value, end of period	$9.95		$9.45	$7.40	$6.14		$9.36	$10.91

Total Return ^	5.29%	**	28.35%	21.54%	(33.01%	)	(12.06% )	9.61%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,816		$4,734	$4,496	$4,679		$9,343	$2,402
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	*	0.97%	0.99%	0.97%		0.95%	1.32%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	1.00%	*#
Net investment income (loss) to average daily net assets	0.14%	*	0.49%	0.96%	1.47%		2.27%	1.34%	*
Portfolio turnover rate	15%	**	39%	175%	110%		68%	63%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.45		$7.41	$6.14	$9.37		$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.06	0.06	0.13		0.24	0.11
Net realized and unrealized gain (loss) on investments	0.50		2.04	1.28	(3.23)		(1.54)	0.85

Total income (loss) from investment operations	0.51		2.10	1.34	(3.10)		(1.30)	0.96

Less distributions to shareholders:
From net investment income	-		(0.06)	(0.07)	(0.13)		(0.16)	(0.05)
From net realized gains	-		-	-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	-	(0.00	) †	-	-

Total distributions	-		(0.06)	(0.07)	(0.13)		(0.24)	(0.05)

Net asset value, end of period	$9.96		$9.45	$7.41	$6.14		$9.37	$10.91

Total Return ^	5.40%	**	28.36%	21.83%	(32.97%	)	(12.02% )	9.74%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$97,410		$67,913	$62,397	$55,899		$90,057	$29,939
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.87%	0.89%	0.87%		0.85%	1.22%	*
After expense waiver	N/A		N/A	N/A	N/A		N/A	0.95%	*#
Net investment income (loss) to average daily net assets	0.25%	*	0.73%	1.06%	1.58%		2.21%	1.40%	*
Portfolio turnover rate	15%	**	39%	175%	110%		68%	63%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.46		$7.43		$6.16	$9.34		$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.01)		0.02	0.06		0.16	0.04
Net realized and unrealized gain (loss) on investments	0.50		2.04		1.25	(3.18)		(1.54)	0.87

Total income (loss) from investment operations	0.47		2.03		1.27	(3.12)		(1.38)	0.91

Less distributions to shareholders:
From net investment income	-		(0.00	) †	-	(0.06)		(0.11)	-
From net realized gains	-		-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-		-	(0.00	) †	-	-

Total distributions	-		(0.00	) †	-	(0.06)		(0.19)	-

Net asset value, end of period	$9.93		$9.46		$7.43	$6.16		$9.34	$10.91

Total Return ^,^^	4.97%	**	27.34%		20.81%	(33.49%	)	(12.64% )	9.10%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$17		$20		$15	$197		$284	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.65%	*	1.67%		1.69%	1.67%		1.65%	2.02%	*
After expense waiver	N/A		N/A		N/A	N/A		N/A	1.70%	*#
Net investment income (loss) to average daily net assets	(0.53%	) *	(0.09%	)	0.28%	0.76%		1.52%	0.50%	*
Portfolio turnover rate	15%	**	39%		175%	110%		68%	63%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$13.41		$10.97	$8.67	$12.59	$15.32	$14.28

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.00 †	0.02	0.02	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.72		2.49	2.31	(3.53)	(0.36)	2.07

Total income (loss) from investment operations	0.70		2.49	2.33	(3.51)	(0.34)	2.04

Less distributions to shareholders:
From net investment income	-		(0.05)	(0.03)	-	-	-
From net realized gains	-		-	-	(0.41)	(2.39)	(1.00)

Total distributions	-		(0.05)	(0.03)	(0.41)	(2.39)	(1.00)

Net asset value, end of period	$14.11		$13.41	$10.97	$8.67	$12.59	$15.32

Total Return ^,^^	5.22%	**	22.68%	26.90%	(27.94% )	(2.09% )	14.46%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$121,737		$119,084	$92,728	$84,721	$132,697	$174,732
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%	*	1.50%	1.50%	1.49%	1.49%	1.49%
After expense waiver	1.49%	*#	1.49% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.22%	) *	0.04%	0.19%	0.14%	0.11%	(0.18% )
Portfolio turnover rate	16%	**	43%	30%	37%	39%	50%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$13.60		$11.11	$8.78	$12.70	$15.43	$14.34

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.03	0.04	0.04	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.72		2.53	2.34	(3.55)	(0.36)	2.08

Total income (loss) from investment operations	0.72		2.56	2.38	(3.51)	(0.31)	2.09

Less distributions to shareholders:
From net investment income	-		(0.07)	(0.05)	-	(0.03)	-
From net realized gains	-		-	-	(0.41)	(2.39)	(1.00)

Total distributions	-		(0.07)	(0.05)	(0.41)	(2.42)	(1.00)

Net asset value, end of period	$14.32		$13.60	$11.11	$8.78	$12.70	$15.43

Total Return ^	5.29%	**	23.08%	27.17%	(27.70% )	(1.89% )	14.75%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$42,764		$52,437	$52,856	$46,039	$103,887	$163,441
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%	*	1.25%	1.25%	1.24%	1.24%	1.24%
After expense waiver	1.24%	*#	1.24% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.02%	*	0.27%	0.45%	0.36%	0.32%	0.07%
Portfolio turnover rate	16%	**	43%	30%	37%	39%	50%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$13.70		$11.19	$8.83	$12.80	$15.53	$14.41

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.05	0.06	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	0.72		2.55	2.37	(3.60)	(0.36)	2.09

Total income (loss) from investment operations	0.73		2.60	2.43	(3.54)	(0.29)	2.13

Less distributions to shareholders:
From net investment income	-		(0.09)	(0.07)	(0.02)	(0.05)	(0.01)
From net realized gains	-		-	-	(0.41)	(2.39)	(1.00)

Total distributions	-		(0.09)	(0.07)	(0.43)	(2.44)	(1.01)

Net asset value, end of period	$14.43		$13.70	$11.19	$8.83	$12.80	$15.53

Total Return ^	5.33%	**	23.23%	27.52%	(27.72% )	(1.72% )	14.93%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67,545		$67,430	$77,398	$73,216	$100,730	$174,630
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.10%	1.10%	1.09%	1.09%	1.09%
After expense waiver	1.09%	*#	1.09% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.18%	*	0.42%	0.60%	0.55%	0.47%	0.22%
Portfolio turnover rate	16%	**	43%	30%	37%	39%	50%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$13.74		$11.23	$8.87	$12.84	$15.58	$14.46

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.06	0.06	0.07	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.73		2.55	2.37	(3.61)	(0.38)	2.09

Total income (loss) from investment operations	0.75		2.61	2.43	(3.54)	(0.29)	2.13

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.07)	(0.02)	(0.06)	(0.01)
From net realized gains	-		-	-	(0.41)	(2.39)	(1.00)

Total distributions	-		(0.10)	(0.07)	(0.43)	(2.45)	(1.01)

Net asset value, end of period	$14.49		$13.74	$11.23	$8.87	$12.84	$15.58

Total Return ^	5.46%	**	23.25%	27.45%	(27.65% )	(1.68% )	14.97%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$297,739		$307,184	$232,379	$186,899	$241,742	$288,826
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.06%	1.06%	1.05%	1.05%	1.05%
After expense waiver	1.05%	*#	1.05% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.22%	*	0.48%	0.63%	0.59%	0.58%	0.26%
Portfolio turnover rate	16%	**	43%	30%	37%	39%	50%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$13.05		$10.67		$8.44	$12.31	$15.08	$14.11

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.04)		(0.01)	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.70		2.43		2.25	(3.44)	(0.36)	2.04

Total income (loss) from investment operations	0.66		2.39		2.24	(3.46)	(0.38)	1.97

Less distributions to shareholders:
From net investment income	-		(0.01)		(0.01)	-	-	-
From net realized gains	-		-		-	(0.41)	(2.39)	(1.00)

Total distributions	-		(0.01)		(0.01)	(0.41)	(2.39)	(1.00)

Net asset value, end of period	$13.71		$13.05		$10.67	$8.44	$12.31	$15.08

Total Return ^,^^	5.06%	**	22.38%		26.49%	(28.18% )	(2.40% )	14.14%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$733		$817		$1,590	$1,101	$1,633	$1,398
Ratio of expenses to average daily net assets:
Before expense waiver	1.87%	*	1.80%		1.80%	1.79%	1.79%	1.79%
After expense waiver	1.79%	*#	1.79%	#	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.53%	) *	(0.34%	)	(0.10% )	(0.16% )	(0.13% )	(0.48% )
Portfolio turnover rate	16%	**	43%		30%	37%	39%	50%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$13.72		$12.74

Income (loss) from investment operations:
Net investment income (loss) ***	0.11		0.02
Net realized and unrealized gain (loss) on investments	0.65		1.07

Total income (loss) from investment operations	0.76		1.09

Less distributions to shareholders:
From net investment income	-		(0.11)

Total distributions	-		(0.11)

Net asset value, end of period	$14.48		$13.72

Total Return ^	5.54%	**	8.59%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,499		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.95%	*
After expense waiver	0.86%	*#	0.87%	*#
Net investment income (loss) to average daily net assets	1.62%	*	1.03%	*
Portfolio turnover rate	16%	**	43%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.35		$8.33		$6.00		$11.35	$10.35		$9.82

Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.06)		(0.04)		(0.06)	(0.08)		0.02
Net realized and unrealized gain (loss) on investments	1.03		2.08		2.37		(5.29)	1.08		0.53

Total income (loss) from investment operations	0.98		2.02		2.33		(5.35)	1.00		0.55

Less distributions to shareholders:
From net investment income	-		-		-		-	-		(0.02)

Total distributions	-		-		-		-	-		(0.02)

Net asset value, end of period	$11.33		$10.35		$8.33		$6.00	$11.35		$10.35

Total Return ^,^^	9.47%	**	24.25%		38.83%		(47.14% )	9.66%		5.47%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,879		$10,899		$13,208		$10,726	$27,120		$30,406
Ratio of expenses to average daily net assets	1.42%	*	1.38%		1.37%		1.35%	1.30%		1.31%
Net investment income (loss) to average daily net assets	(0.94%	) *	(0.72%	)	(0.65%	)	(0.69% )	(0.72%	)	0.18%
Portfolio turnover rate	56%	**	109%		143%		151%	193%		130%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.64		$8.54		$6.14		$11.58	$10.53		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.04)		(0.03)		(0.04)	(0.05)		0.05
Net realized and unrealized gain (loss) on investments	1.03		2.14		2.43		(5.40)	1.10		0.52

Total income (loss) from investment operations	0.99		2.10		2.40		(5.44)	1.05		0.57

Less distributions to shareholders:
From net investment income	-		-		-		-	-		(0.04)

Total distributions	-		-		-		-	-		(0.04)

Net asset value, end of period	$11.63		$10.64		$8.54		$6.14	$11.58		$10.53

Total Return ^	9.40%	**	24.59%		39.09%		(46.98% )	9.97%		5.74%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$362		$19,805		$17,502		$16,919	$38,904		$33,742
Ratio of expenses to average daily net assets	1.17%	*	1.13%		1.12%		1.10%	1.05%		1.06%
Net investment income (loss) to average daily net assets	(0.67%	) *	(0.45%	)	(0.40%	)	(0.44% )	(0.48%	)	0.43%
Portfolio turnover rate	56%	**	109%		143%		151%	193%		130%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.80		$8.66		$6.21		$11.70	$10.62		$10.08

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.03)		(0.02)		(0.03)	(0.03)		0.06
Net realized and unrealized gain (loss) on investments	1.08		2.17		2.47		(5.46)	1.11		0.54

Total income (loss) from investment operations	1.05		2.14		2.45		(5.49)	1.08		0.60

Less distributions to shareholders:
From net investment income	-		-		-		-	-		(0.06)

Total distributions	-		-		-		-	-		(0.06)

Net asset value, end of period	$11.85		$10.80		$8.66		$6.21	$11.70		$10.62

Total Return ^	9.72%	**	24.71%		39.45%		(46.92% )	10.17%		5.90%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$753		$2,078		$1,705		$3,326	$5,944		$19,475
Ratio of expenses to average daily net assets	1.02%	*	0.98%		0.98%		0.95%	0.90%		0.91%
Net investment income (loss) to average daily net assets	(0.53%	) *	(0.29%	)	(0.25%	)	(0.28% )	(0.30%	)	0.55%
Portfolio turnover rate	56%	**	109%		143%		151%	193%		130%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.86		$8.70		$6.24		$11.74	$10.65		$10.12

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.02)		(0.01)		(0.02)	(0.03)		0.06
Net realized and unrealized gain (loss) on investments	1.08		2.18		2.47		(5.48)	1.12		0.54

Total income (loss) from investment operations	1.05		2.16		2.46		(5.50)	1.09		0.60

Less distributions to shareholders:
From net investment income	-		-		-		-	-		(0.07)

Total distributions	-		-		-		-	-		(0.07)

Net asset value, end of period	$11.91		$10.86		$8.70		$6.24	$11.74		$10.65

Total Return ^	9.67%	**	24.83%		39.42%		(46.85% )	10.23%		5.97%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$36,629		$33,324		$43,513		$41,539	$86,268		$68,251
Ratio of expenses to average daily net assets	0.95%	*	0.91%		0.90%		0.88%	0.83%		0.84%
Net investment income (loss) to average daily net assets	(0.45%	) *	(0.26%	)	(0.18%	)	(0.23% )	(0.26%	)	0.59%
Portfolio turnover rate	56%	**	109%		143%		151%	193%		130%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$10.09		$8.15		$5.89		$11.17	$10.21		$9.71

Income (loss) from investment operations:
Net investment income (loss) ***	(0.07)		(0.09)		(0.06)		(0.09)	(0.11)		(0.00	) †
Net realized and unrealized gain (loss) on investments	1.01		2.03		2.32		(5.19)	1.07		0.50

Total income (loss) from investment operations	0.94		1.94		2.26		(5.28)	0.96		0.50

Net asset value, end of period	$11.03		$10.09		$8.15		$5.89	$11.17		$10.21

Total Return ^,^^	9.32%	**	23.80%		38.37%		(47.27% )	9.40%		5.15%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$199		$191		$250		$185	$336		$246
Ratio of expenses to average daily net assets	1.72%	*	1.68%		1.67%		1.65%	1.60%		1.61%
Net investment income (loss) to average daily net assets	(1.22%	) *	(1.01%	)	(0.95%	)	(0.98% )	(1.02%	)	(0.01%	)
Portfolio turnover rate	56%	**	109%		143%		151%	193%		130%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$14.96		$11.74		$8.14		$14.75	$14.05	$14.13

Income (loss) from investment operations:
Net investment income (loss) ***	(0.07)		(0.10)		(0.07)		(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	1.13		3.32		3.67		(5.92)	2.26	1.01

Total income (loss) from investment operations	1.06		3.22		3.60		(6.00)	2.19	0.97

Less distributions to shareholders:
From net realized gains	-		-		-		(0.61)	(1.49)	(1.05)

Total distributions	-		-		-		(0.61)	(1.49)	(1.05)

Net asset value, end of period	$16.02		$14.96		$11.74		$8.14	$14.75	$14.05

Total Return ^,^^	7.09%	**	27.43%		44.23%		(41.26% )	15.74%	6.97%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$403,848		$381,775		$308,326		$211,358	$397,924	$318,260
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%	*	1.37%		1.36%		1.35%	1.34%	1.35%
After expense waiver	1.35%	*#	1.35%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.90%	) *	(0.77%	)	(0.75%	)	(0.67% )	(0.47% )	(0.29% )
Portfolio turnover rate	21%	**	52%		55%		33%	41%	42%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$15.37		$12.03		$8.32		$15.02	$14.28	$14.34

Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.07)		(0.05)		(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.16		3.41		3.76		(6.04)	2.29	1.04

Total income (loss) from investment operations	1.11		3.34		3.71		(6.09)	2.26	1.03

Less distributions to shareholders:
From net realized gains	-		-		-		(0.61)	(1.52)	(1.09)

Total distributions	-		-		-		(0.61)	(1.52)	(1.09)

Net asset value, end of period	$16.48		$15.37		$12.03		$8.32	$15.02	$14.28

Total Return ^	7.22%	**	27.76%		44.59%		(41.12% )	15.99%	7.28%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$442,301		$450,117		$362,500		$258,165	$546,924	$531,194
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	*	1.12%		1.11%		1.10%	1.09%	1.10%
After expense waiver	1.10%	*#	1.10%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.65%	) *	(0.51%	)	(0.50%	)	(0.43% )	(0.21% )	(0.05% )
Portfolio turnover rate	21%	**	52%		55%		33%	41%	42%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$15.63		$12.22		$8.43		$15.19	$14.43		$14.48

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.05)		(0.03)		(0.04)	(0.01)		0.01
Net realized and unrealized gain (loss) on investments	1.18		3.46		3.82		(6.11)	2.32		1.06

Total income (loss) from investment operations	1.14		3.41		3.79		(6.15)	2.31		1.07

Less distributions to shareholders:
From net realized gains	-		-		-		(0.61)	(1.55)		(1.12)

Total distributions	-		-		-		(0.61)	(1.55)		(1.12)

Net asset value, end of period	$16.77		$15.63		$12.22		$8.43	$15.19		$14.43

Total Return ^	7.29%	**	27.91%		44.96%		(41.05% )	16.15%		7.45%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$223,288		$207,536		$161,421		$105,886	$229,983		$178,542
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%	*	0.97%		0.96%		0.95%	0.94%		0.95%
After expense waiver	0.95%	*#	0.95%	#	N/A		N/A	N/A		N/A
Net investment income (loss) to average daily net assets	(0.50%	) *	(0.36%	)	(0.34%	)	(0.28% )	(0.07%	)	0.10%
Portfolio turnover rate	21%	**	52%		55%		33%	41%		42%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$15.76		$12.31		$8.49		$15.28	$14.50		$14.54

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.04)		(0.03)		(0.02)	(0.00	) †	0.03
Net realized and unrealized gain (loss) on investments	1.19		3.49		3.85		(6.16)	2.34		1.05

Total income (loss) from investment operations	1.16		3.45		3.82		(6.18)	2.34		1.08

Less distributions to shareholders:
From net investment income	-		-		(0.00	) †	-	-		-
From net realized gains	-		-		-		(0.61)	(1.56)		(1.12)

Total distributions	-		-		(0.00	) †	(0.61)	(1.56)		(1.12)

Net asset value, end of period	$16.92		$15.76		$12.31		$8.49	$15.28		$14.50

Total Return ^	7.36%	**	28.03%		45.00%		(41.00% )	16.32%		7.55%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$530,360		$536,407		$364,961		$221,677	$398,427		$229,547
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.88%		0.87%		0.86%	0.86%		0.86%
After expense waiver	0.86%	*#	0.86%	#	N/A		N/A	N/A		N/A
Net investment income (loss) to average daily net assets	(0.41%	) *	(0.26%	)	(0.26%	)	(0.18% )	(0.03%	)	0.21%
Portfolio turnover rate	21%	**	52%		55%		33%	41%		42%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$14.56		$11.46		$7.97		$14.50	$13.84	$13.95

Income (loss) from investment operations:
Net investment income (loss) ***	(0.09)		(0.13)		(0.10)		(0.12)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	1.10		3.23		3.59		(5.80)	2.22	1.01

Total income (loss) from investment operations	1.01		3.10		3.49		(5.92)	2.10	0.92

Less distributions to shareholders:
From net realized gains	-		-		-		(0.61)	(1.44)	(1.03)

Total distributions	-		-		-		(0.61)	(1.44)	(1.03)

Net asset value, end of period	$15.57		$14.56		$11.46		$7.97	$14.50	$13.84

Total Return ^,^^	6.94%	**	27.05%		43.79%		(41.42% )	15.36%	6.68%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,608		$2,446		$2,117		$1,207	$3,923	$2,674
Ratio of expenses to average daily net assets:
Before expense waiver	1.75%	*	1.67%		1.66%		1.65%	1.65%	1.65%
After expense waiver	1.65%	*#	1.65%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(1.20%	) *	(1.07%	)	(1.05%	)	(0.97% )	(0.79% )	(0.63% )
Portfolio turnover rate	21%	**	52%		55%		33%	41%	42%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$15.76		$14.67

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.00	) †
Net realized and unrealized gain (loss) on investments	1.19		1.09

Total income (loss) from investment operations	1.18		1.09

Net asset value, end of period	$16.94		$15.76

Total Return ^	7.49%	**	7.43%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$83,258		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.85%	*
After expense waiver	0.73%	*#	0.75%	*#
Net investment income (loss) to average daily net assets	(0.11%	) *	(0.02%	) *
Portfolio turnover rate	21%	**	52%	~

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$16.23		$13.38	$9.65		$16.09	$15.98		$15.72

Income (loss) from investment operations:
Net investment income (loss) ***	(0.10)		(0.15)	(0.11)		(0.06)	(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	1.54		3.14	3.84		(6.38)	1.63		1.53

Total income (loss) from investment operations	1.44		2.99	3.73		(6.44)	1.49		1.40

Less distributions to shareholders:
From net realized gains	-		(0.14)	-		-	(1.38)		(1.14)
Tax return of capital	-		-	-		-	(0.00	) †	-

Total distributions	-		(0.14)	-		-	(1.38)		(1.14)

Net asset value, end of period	$17.67		$16.23	$13.38		$9.65	$16.09		$15.98

Total Return ^,^^	8.87%	**	22.39%	38.65%		(40.02% )	9.58%		8.91%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$97,845		$91,525	$75,428		$60,323	$112,757		$114,136
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	*	1.52%	1.53%		1.52%	1.51%		1.51%
After expense waiver	1.51%	*#	1.52% ##	N/A		N/A	N/A		N/A
Net investment income (loss) to average daily net assets	(1.11%	) *	(1.02% )	(1.05%	)	(0.42% )	(0.81%	)	(0.80% )
Portfolio turnover rate	45%	**	99%	91%		92%	70%		84%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$16.71		$13.73	$9.88		$16.43	$16.29		$15.97

Income (loss) from investment operations:
Net investment income (loss) ***	(0.08)		(0.11)	(0.09)		(0.02)	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	1.58		3.23	3.94		(6.53)	1.67		1.55

Total income (loss) from investment operations	1.50		3.12	3.85		(6.55)	1.57		1.46

Less distributions to shareholders:
From net realized gains	-		(0.14)	-		-	(1.43)		(1.14)
Tax return of capital	-		-	-		-	(0.00	) †	-

Total distributions	-		(0.14)	-		-	(1.43)		(1.14)

Net asset value, end of period	$18.21		$16.71	$13.73		$9.88	$16.43		$16.29

Total Return ^	8.98%	**	22.77%	38.97%		(39.90% )	9.90%		9.15%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$57,073		$61,655	$59,458		$60,124	$111,010		$92,914
Ratio of expenses to average daily net assets:
Before expense waiver	1.31%	*	1.27%	1.28%		1.27%	1.26%		1.26%
After expense waiver	1.26%	*#	1.27% ##	N/A		N/A	N/A		N/A
Net investment income (loss) to average daily net assets	(0.86%	) *	(0.78% )	(0.80%	)	(0.16% )	(0.55%	)	(0.55% )
Portfolio turnover rate	45%	**	99%	91%		92%	70%		84%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$17.00		$13.94	$10.02		$16.64		$16.48		$16.11

Income (loss) from investment operations:
Net investment income (loss) ***	(0.06)		(0.09)	(0.07)		(0.00	) †	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	1.60		3.29	3.99		(6.62)		1.68		1.58

Total income (loss) from investment operations	1.54		3.20	3.92		(6.62)		1.61		1.51

Less distributions to shareholders:
From net realized gains	-		(0.14)	-		-		(1.45)		(1.14)
Tax return of capital	-		-	-		-		(0.00	) †	-

Total distributions	-		(0.14)	-		-		(1.45)		(1.14)

Net asset value, end of period	$18.54		$17.00	$13.94		$10.02		$16.64		$16.48

Total Return ^	9.06%	**	23.00%	39.12%		(39.78%	)	9.99%		9.32%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$96,262		$82,815	$86,922		$69,313		$121,462		$133,777
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.12%	1.13%		1.12%		1.11%		1.11%
After expense waiver	1.11%	*#	1.12% ##	N/A		N/A		N/A		N/A
Net investment income (loss) to average daily net assets	(0.71%	) *	(0.64% )	(0.65%	)	(0.03%	)	(0.41%	)	(0.41% )
Portfolio turnover rate	45%	**	99%	91%		92%		70%		84%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$17.25		$14.13	$10.14		$16.82		$16.64		$16.24

Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.07)	(0.06)		0.01		(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	1.63		3.33	4.05		(6.69)		1.71		1.58

Total income (loss) from investment operations	1.58		3.26	3.99		(6.68)		1.66		1.54

Less distributions to shareholders:
From net realized gains	-		(0.14)	-		-		(1.48)		(1.14)
Tax return of capital	-		-	-		-		(0.00	) †	-

Total distributions	-		(0.14)	-		-		(1.48)		(1.14)

Net asset value, end of period	$18.83		$17.25	$14.13		$10.14		$16.82		$16.64

Total Return ^	9.16%	**	23.11%	39.35%		(39.71%	)	10.14%		9.49%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$622,727		$575,724	$263,305		$178,508		$341,265		$284,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	*	0.98%	0.99%		0.98%		0.97%		0.97%
After expense waiver	0.97%	*#	0.98% ##	N/A		N/A		N/A		N/A
Net investment income (loss) to average daily net assets	(0.57%	) *	(0.45% )	(0.51%	)	0.10%		(0.26%	)	(0.26% )
Portfolio turnover rate	45%	**	99%	91%		92%		70%		84%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$15.77		$13.04		$9.43		$15.78	$15.70		$15.51

Income (loss) from investment operations:
Net investment income (loss) ***	(0.12)		(0.18)		(0.15)		(0.11)	(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments	1.49		3.05		3.76		(6.24)	1.61		1.51

Total income (loss) from investment operations	1.37		2.87		3.61		(6.35)	1.42		1.33

Less distributions to shareholders:
From net realized gains	-		(0.14)		-		-	(1.34)		(1.14)
Tax return of capital	-		-		-		-	(0.00	) †	-

Total distributions	-		(0.14)		-		-	(1.34)		(1.14)

Net asset value, end of period	$17.14		$15.77		$13.04		$9.43	$15.78		$15.70

Total Return ^,^^	8.69%	**	22.05%		38.28%		(40.24% )	9.28%		8.51%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$514		$466		$515		$317	$1,105		$990
Ratio of expenses to average daily net assets:
Before expense waiver	1.86%	*	1.82%		1.83%		1.82%	1.81%		1.81%
After expense waiver	1.81%	*#	1.82%	##	N/A		N/A	N/A		N/A
Net investment income (loss) to average daily net assets	(1.41%	) *	(1.33%	)	(1.36%	)	(0.82% )	(1.11%	)	(1.11% )
Portfolio turnover rate	45%	**	99%		91%		92%	70%		84%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$17.26		$16.06

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.00	†
Net realized and unrealized gain (loss) on investments	1.63		1.34

Total income (loss) from investment operations	1.59		1.34

Less distributions to shareholders:
From net realized gains	-		(0.14)

Total distributions	-		(0.14)

Net asset value, end of period	$18.85		$17.26

Total Return ^	9.21%	**	8.38%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,032		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	0.94%	*
After expense waiver	0.87%	*#	0.89%	*#
Net investment income (loss) to average daily net assets	(0.45%	) *	0.11%	*
Portfolio turnover rate	45%	**	99%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.58		$7.21		$5.51		$9.78	$10.40	$9.69

Income (loss) from investment operations:
Net investment income (loss) ***	(0.06)		(0.08)		(0.04)		(0.07)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	1.12		2.45		1.74		(4.14)	0.52	1.54

Total income (loss) from investment operations	1.06		2.37		1.70		(4.21)	0.41	1.42

Less distributions to shareholders:
From net realized gains	-		-		-		(0.06)	(1.03)	(0.71)

Total distributions	-		-		-		(0.06)	(1.03)	(0.71)

Net asset value, end of period	$10.64		$9.58		$7.21		$5.51	$9.78	$10.40

Total Return ^,^^	11.06%	**	32.87%		30.85%		(43.26% )	4.09%	14.95%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,661		$13,123		$13,340		$13,367	$49,662	$69,380
Ratio of expenses to average daily net assets	1.57%	*	1.57%		1.61%		1.56%	1.53%	1.55%
Net investment income (loss) to average daily net assets	(1.26%	) *	(1.08%	)	(0.69%	)	(0.91% )	(1.04% )	(1.15% )
Portfolio turnover rate	49%	**	98%		120%		129%	82%	102%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.83		$7.38		$5.63		$9.96	$10.57	$9.81

Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.06)		(0.03)		(0.05)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	1.14		2.51		1.78		(4.22)	0.54	1.56

Total income (loss) from investment operations	1.09		2.45		1.75		(4.27)	0.45	1.47

Less distributions to shareholders:
From net realized gains	-		-		-		(0.06)	(1.06)	(0.71)

Total distributions	-		-		-		(0.06)	(1.06)	(0.71)

Net asset value, end of period	$10.92		$9.83		$7.38		$5.63	$9.96	$10.57

Total Return ^	11.09%	**	33.20%		31.08%		(43.08% )	4.39%	15.28%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,798		$17,323		$10,178		$8,625	$36,372	$31,256
Ratio of expenses to average daily net assets	1.32%	*	1.32%		1.36%		1.31%	1.28%	1.30%
Net investment income (loss) to average daily net assets	(1.02%	) *	(0.78%	)	(0.43%	)	(0.64% )	(0.78% )	(0.89% )
Portfolio turnover rate	49%	**	98%		120%		129%	82%	102%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.96		$7.46		$5.68		$10.05	$10.65	$9.87

Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.06)		(0.04)		(0.04)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	1.18		2.56		1.82		(4.27)	0.54	1.57

Total income (loss) from investment operations	1.13		2.50		1.78		(4.31)	0.47	1.49

Less distributions to shareholders:
From net realized gains	-		-		-		(0.06)	(1.07)	(0.71)

Total distributions	-		-		-		(0.06)	(1.07)	(0.71)

Net asset value, end of period	$11.09		$9.96		$7.46		$5.68	$10.05	$10.65

Total Return ^	11.35%	**	33.51%		31.34%		(43.10% )	4.55%	15.39%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,161		$2,659		$4,130		$10,027	$9,779	$20,226
Ratio of expenses to average daily net assets	1.17%	*	1.17%		1.21%		1.16%	1.13%	1.15%
Net investment income (loss) to average daily net assets	(0.86%	) *	(0.73%	)	(0.58%	)	(0.53% )	(0.65% )	(0.73% )
Portfolio turnover rate	49%	**	98%		120%		129%	82%	102%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.01		$7.49		$5.70		$10.07	$10.69	$9.90

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.05)		(0.02)		(0.04)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.17		2.57		1.81		(4.27)	0.54	1.57

Total income (loss) from investment operations	1.13		2.52		1.79		(4.31)	0.47	1.50

Less distributions to shareholders:
From net realized gains	-		-		-		(0.06)	(1.09)	(0.71)

Total distributions	-		-		-		(0.06)	(1.09)	(0.71)

Net asset value, end of period	$11.14		$10.01		$7.49		$5.70	$10.07	$10.69

Total Return ^	11.29%	**	33.64%		31.40%		(43.07% )	4.60%	15.44%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$49,367		$30,487		$21,869		$21,210	$49,168	$39,194
Ratio of expenses to average daily net assets	1.13%	*	1.13%		1.17%		1.12%	1.09%	1.11%
Net investment income (loss) to average daily net assets	(0.82%	) *	(0.60%	)	(0.25%	)	(0.48% )	(0.60% )	(0.70% )
Portfolio turnover rate	49%	**	98%		120%		129%	82%	102%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.33		$7.04		$5.40		$9.61	$10.20	$9.54

Income (loss) from investment operations:
Net investment income (loss) ***	(0.08)		(0.10)		(0.06)		(0.09)	(0.14)	(0.15)
Net realized and unrealized gain (loss) on investments	1.10		2.39		1.70		(4.06)	0.51	1.52

Total income (loss) from investment operations	1.02		2.29		1.64		(4.15)	0.37	1.37

Less distributions to shareholders:
From net realized gains	-		-		-		(0.06)	(0.96)	(0.71)

Total distributions	-		-		-		(0.06)	(0.96)	(0.71)

Net asset value, end of period	$10.35		$9.33		$7.04		$5.40	$9.61	$10.20

Total Return ^,^^	10.93%	**	32.53%		30.37%		(43.46% )	3.85%	14.66%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$314		$249		$159		$154	$391	$786
Ratio of expenses to average daily net assets	1.87%	*	1.87%		1.91%		1.86%	1.83%	1.85%
Net investment income (loss) to average daily net assets	(1.56%	) *	(1.33%	)	(0.98%	)	(1.21% )	(1.34% )	(1.44% )
Portfolio turnover rate	49%	**	98%		120%		129%	82%	102%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.05		$6.91	$4.95		$10.48		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.08	0.11		0.24		0.14	0.00	†
Net realized and unrealized gain (loss) on investments	(0.01)		0.25	1.85		(5.77)		0.70	0.07

Total income (loss) from investment operations	0.09		0.33	1.96		(5.53)		0.84	0.07

Less distributions to shareholders:
From net investment income	-		(0.19)	-		-		(0.21)	(0.01)
From net realized gains	-		-	-		-		(0.21)	-

Total distributions	-		(0.19)	-		-		(0.42)	(0.01)

Net asset value, end of period	$7.14		$7.05	$6.91		$4.95		$10.48	$10.06

Total Return ^,^^	1.28%	**	4.90%	39.60%		(52.77%	)	8.38%	0.68%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,251		$1,296	$1,721		$40,897		$394	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	*	1.61%	1.60%		1.56%		1.59%	8.81%	*
After expense waiver	1.42%	*#	1.42% #	1.42%	#	1.42%	#	1.42% #	1.42%	*#
Net investment income (loss) to average daily net assets	2.71%	*	1.17%	2.10%		3.00%		1.30%	0.97%	*
Portfolio turnover rate	103%	**	65%	61%		34%		18%	0%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.06		$6.93	$4.97		$10.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.11		0.09	0.11		0.23		0.20	0.01
Net realized and unrealized gain (loss) on investments	(0.02)		0.26	1.90		(5.76)		0.66	0.06

Total income (loss) from investment operations	0.09		0.35	2.01		(5.53)		0.86	0.07

Less distributions to shareholders:
From net investment income	-		(0.22)	(0.05)		-		(0.21)	(0.01)
From net realized gains	-		-	-		-		(0.21)	-

Total distributions	-		(0.22)	(0.05)		-		(0.42)	(0.01)

Net asset value, end of period	$7.15		$7.06	$6.93		$4.97		$10.50	$10.06

Total Return ^	1.27%	**	5.06%	40.55%		(52.67%	)	8.66%	0.70%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,159		$33,000	$32,559		$23,604		$48,459	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.36%	1.35%		1.31%		1.34%	8.56%	*
After expense waiver	1.17%	*#	1.17% #	1.17%	#	1.17%	#	1.17% #	1.17%	*#
Net investment income (loss) to average daily net assets	3.01%	*	1.38%	1.98%		2.76%		1.88%	1.23%	*
Portfolio turnover rate	103%	**	65%	61%		34%		18%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 14, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.06		$6.93	$4.97	$10.49		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.11		0.10	0.11	0.12		0.15	0.01
Net realized and unrealized gain (loss) on investments	0.00	†	0.25	1.91	(5.64)		0.72	0.06

Total income (loss) from investment operations	0.11		0.35	2.02	(5.52)		0.87	0.07

Less distributions to shareholders:
From net investment income	-		(0.22)	(0.06)	-		(0.23)	(0.01)
From net realized gains	-		-	-	-		(0.21)	-

Total distributions	-		(0.22)	(0.06)	-		(0.44)	(0.01)

Net asset value, end of period	$7.17		$7.06	$6.93	$4.97		$10.49	$10.06

Total Return ^	1.42%	**	5.15%	40.65%	(52.62%	)	8.73%	0.70%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,582		$7,467	$7,034	$5,478		$846	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%	*	1.21%	1.20%	1.16%		1.19%	8.41%	*
After expense waiver	1.09%	*#	1.09% #	1.09% #	1.09%	#	1.09% #	1.09%	*#
Net investment income (loss) to average daily net assets	3.03%	*	1.46%	1.93%	1.83%		1.37%	1.32%	*
Portfolio turnover rate	103%	**	65%	61%	34%		18%	0%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.08		$6.94	$4.98	$10.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.11		0.10	0.11	0.25		0.21	0.01
Net realized and unrealized gain (loss) on investments	(0.01)		0.27	1.92	(5.77)		0.67	0.06

Total income (loss) from investment operations	0.10		0.37	2.03	(5.52)		0.88	0.07

Less distributions to shareholders:
From net investment income	-		(0.23)	(0.07)	-		(0.23)	(0.01)
From net realized gains	-		-	-	-		(0.21)	-

Total distributions	-		(0.23)	(0.07)	-		(0.44)	(0.01)

Net asset value, end of period	$7.18		$7.08	$6.94	$4.98		$10.50	$10.06

Total Return ^	1.41%	**	5.39%	40.70%	(52.57%	)	8.86%	0.70%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$142,038		$102,970	$93,253	$60,987		$114,090	$11,404
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.11%	1.10%	1.06%		1.09%	8.30%	*
After expense waiver	0.99%	*#	0.99% #	0.99% #	0.99%	#	0.99% #	0.99%	*#
Net investment income (loss) to average daily net assets	3.13%	*	1.57%	2.00%	3.02%		1.94%	1.40%	*
Portfolio turnover rate	103%	**	65%	61%	34%		18%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 14, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.01		$6.89	$4.94	$10.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.06	0.07	0.18		0.14	0.00	†
Net realized and unrealized gain (loss) on investments	(0.01)		0.24	1.90	(5.74)		0.66	0.07

Total income (loss) from investment operations	0.08		0.30	1.97	(5.56)		0.80	0.07

Less distributions to shareholders:
From net investment income	-		(0.18)	(0.02)	-		(0.15)	(0.01)
From net realized gains	-		-	-	-		(0.21)	-

Total distributions	-		(0.18)	(0.02)	-		(0.36)	(0.01)

Net asset value, end of period	$7.09		$7.01	$6.89	$4.94		$10.50	$10.06

Total Return ^,^^	1.14%	**	4.41%	39.98%	(52.95%	)	8.03%	0.67%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$71		$70	$70	$50		$105	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.92%	*	1.91%	1.90%	1.86%		1.89%	9.11%	*
After expense waiver	1.72%	*#	1.72% #	1.72% #	1.72%	#	1.72% #	1.72%	*#
Net investment income (loss) to average daily net assets	2.40%	*	0.86%	1.28%	2.23%		1.28%	0.67%	*
Portfolio turnover rate	103%	**	65%	61%	34%		18%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 14, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.23		$6.61	$4.68		$11.33	$12.80	$10.95

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.05	0.05		0.15	0.17	0.21
Net realized and unrealized gain (loss) on investments	0.25		0.65	1.88		(4.52)	0.31	2.78

Total income (loss) from investment operations	0.33		0.70	1.93		(4.37)	0.48	2.99

Less distributions to shareholders:
From net investment income	-		(0.08)	-		(0.53)	(0.05)	(0.19)
From net realized gains	-		-	-		(0.34)	(1.90)	(0.95)
Tax return of capital	-		-	-		(1.41)	-	-

Total distributions	-		(0.08)	-		(2.28)	(1.95)	(1.14)

Net asset value, end of period	$7.56		$7.23	$6.61		$4.68	$11.33	$12.80

Total Return ^,^^	4.56%	**	10.75%	41.24%		(39.25% )	3.71%	27.38%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$60,726		$59,596	$63,979		$48,153	$261,364	$299,546
Ratio of expenses to average daily net assets:
Before expense waiver	1.80%	*	1.63%	1.62%		1.60%	1.60%	1.61%
After expense waiver	1.51%	*#	1.51% #	1.52%	#	1.50% #	1.50% #	1.53% #
Net investment income (loss) to average daily net assets	2.17%	*	0.81%	1.03%		1.57%	1.27%	1.66%
Portfolio turnover rate	35%	**	40%	61%		63%	44%	36%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.28		$6.66	$4.70		$11.42	$12.88	$11.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.07	0.07		0.21	0.20	0.24
Net realized and unrealized gain (loss) on investments	0.26		0.64	1.89		(4.61)	0.33	2.80

Total income (loss) from investment operations	0.35		0.71	1.96		(4.40)	0.53	3.04

Less distributions to shareholders:
From net investment income	-		(0.09)	-		(0.55)	(0.09)	(0.21)
From net realized gains	-		-	-		(0.34)	(1.90)	(0.95)
Tax return of capital	-		-	-		(1.43)	-	-

Total distributions	-		(0.09)	-		(2.32)	(1.99)	(1.16)

Net asset value, end of period	$7.63		$7.28	$6.66		$4.70	$11.42	$12.88

Total Return ^	4.81%	**	10.95%	41.70%		(39.21% )	4.05%	27.66%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,895		$149,245	$151,443		$149,950	$328,071	$283,387
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%	*	1.38%	1.37%		1.35%	1.35%	1.36%
After expense waiver	1.26%	*#	1.26% #	1.27%	#	1.25% #	1.25% #	1.28% #
Net investment income (loss) to average daily net assets	2.43%	*	1.04%	1.41%		2.22%	1.47%	1.90%
Portfolio turnover rate	35%	**	40%	61%		63%	44%	36%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.31		$6.69	$4.72	$11.45	$12.91	$11.03

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.07	0.07	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.26		0.65	1.90	(4.63)	0.30	2.81

Total income (loss) from investment operations	0.35		0.72	1.97	(4.41)	0.54	3.05

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.54)	(0.10)	(0.22)
From net realized gains	-		-	-	(0.34)	(1.90)	(0.95)
Tax return of capital	-		-	-	(1.44)	-	-

Total distributions	-		(0.10)	-	(2.32)	(2.00)	(1.17)

Net asset value, end of period	$7.66		$7.31	$6.69	$4.72	$11.45	$12.91

Total Return ^	4.79%	**	10.97%	41.74%	(39.15% )	4.14%	27.67%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$86,997		$83,409	$97,912	$68,982	$163,726	$248,042
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	*	1.24%	1.22%	1.20%	1.20%	1.21%
After expense waiver	1.21%	*#	1.21% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.50%	*	1.10%	1.28%	2.33%	1.76%	1.95%
Portfolio turnover rate	35%	**	40%	61%	63%	44%	36%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.34		$6.72	$4.74	$11.48	$12.94	$11.05

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.08	0.08	0.22	0.20	0.26
Net realized and unrealized gain (loss) on investments	0.26		0.64	1.90	(4.63)	0.35	2.81

Total income (loss) from investment operations	0.36		0.72	1.98	(4.41)	0.55	3.07

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.55)	(0.11)	(0.23)
From net realized gains	-		-	-	(0.34)	(1.90)	(0.95)
Tax return of capital	-		-	-	(1.44)	-	-

Total distributions	-		(0.10)	-	(2.33)	(2.01)	(1.18)

Net asset value, end of period	$7.70		$7.34	$6.72	$4.74	$11.48	$12.94

Total Return ^	4.90%	**	10.97%	41.77%	(39.09% )	4.21%	27.77%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$169,399		$276,053	$257,075	$206,904	$505,917	$458,067
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%	*	1.19%	1.17%	1.15%	1.15%	1.16%
After expense waiver	1.16%	*#	1.16% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.56%	*	1.15%	1.40%	2.33%	1.50%	2.05%
Portfolio turnover rate	35%	**	40%	61%	63%	44%	36%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$7.15		$6.48		$4.60		$11.19	$12.67	$10.86

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.02		0.04		0.15	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.25		0.65		1.84		(4.49)	0.33	2.74

Total income (loss) from investment operations	0.32		0.67		1.88		(4.34)	0.45	2.91

Less distributions to shareholders:
From net investment income	-		-		-		(0.52)	(0.03)	(0.15)
From net realized gains	-		-		-		(0.34)	(1.90)	(0.95)
Tax return of capital	-		-		-		(1.39)	-	-

Total distributions	-		-		-		(2.25)	(1.93)	(1.10)

Net asset value, end of period	$7.47		$7.15		$6.48		$4.60	$11.19	$12.67

Total Return ^,^^	4.48%	**	10.34%		40.87%		(39.45% )	3.47%	26.91%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$273		$238		$963		$892	$3,122	$2,462
Ratio of expenses to average daily net assets:
Before expense waiver	2.10%	*	1.92%		1.92%		1.90%	1.90%	1.91%
After expense waiver	1.81%	*#	1.81%	#	1.82%	#	1.80% #	1.80% #	1.83% #
Net investment income (loss) to average daily net assets	1.93%	*	0.37%		0.79%		1.58%	0.91%	1.40%
Portfolio turnover rate	35%	**	40%		61%		63%	44%	36%

	Class Z
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$7.34		$7.13

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		(0.00	) †
Net realized and unrealized gain (loss) on investments	0.28		0.21

Total income (loss) from investment operations	0.37		0.21

Net asset value, end of period	$7.71		$7.34

Total Return ^	5.04%	**	2.95%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$219,555		$103
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.20%	*
After expense waiver	0.89%	*#	0.95%	*#
Net investment income (loss) to average daily net assets	2.52%	*	(0.04%	)
Portfolio turnover rate	35%	**	40%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The following are twenty four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”), MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select BlackRock Global Allocation Fund (formerly known as MassMutual Select Global Allocation Fund) (“BlackRock Global Allocation Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”), MassMutual Select Growth Opportunities Fund (formerly known as MassMutual Select Aggressive Growth Fund) (“Growth Opportunities Fund”), MassMutual Select NASDAQ-100® Fund (“NASDAQ-100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”), MassMutual Select Diversified International Fund (“Diversified International Fund”), and MassMutual Select Overseas Fund (“Overseas Fund”).

The PIMCO Total Return Fund commenced operations on July 6, 2010.

Each Fund other than the BlackRock Global Allocation Fund and Large Cap Growth Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the PIMCO Total Return Fund, Fundamental Value Fund, Indexed Equity Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund have a sixth class of shares: Class Z. Class Z commenced operations on November 15, 2010 for Fundamental Value Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund. The BlackRock Global Allocation Fund and Large Cap Growth Fund do not offer Class N shares. Class N shares of the BlackRock Global Allocation Fund and Large Cap Growth Fund were eliminated as of February 8, 2011. Each share class represents an interest in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ

Notes to Financial Statements (Unaudited) (Continued)

System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted

Notes to Financial Statements (Unaudited) (Continued)

markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Diversified Value Fund, Indexed Equity Fund, Large Cap Growth Fund, Growth Opportunities Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2011. The PIMCO Total Return Fund characterized all securities sold short at Level 2, as of June 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of June 30, 2011, for the remaining Funds’ investments and the PIMCO Total Return Fund’s other investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$22,360,000	$-	$-	$22,360,000

Total Preferred Stock	22,360,000	-	-	22,360,000

Total Equities	22,360,000	-	-	22,360,000

Bonds & Notes
Total Corporate Debt	-	717,352,532	13,860,915	731,213,447

Total Bank Loans	-	3,553,593	-	3,553,593

Total Municipal Obligations	-	54,079,381	-	54,079,381

Non-U.S. Government Agency Obligations
Commercial MBS	-	99,646,477	-	99,646,477
Credit Card ABS	-	22,912,467	-	22,912,467
Other ABS	-	6,183,316	-	6,183,316
WL Collateral CMO	-	69,784,931	-	69,784,931

Total Non-U.S. Government Agency Obligations	-	198,527,191	-	198,527,191

Total Sovereign Debt Obligations	-	79,227,928	-	79,227,928

U.S. Government Agency Obligations and Instrumentalities
Pass-through Securities	-	102,191,840	-	102,191,840

Total U.S. Government Agency Obligations and Instrumentalities	-	102,191,840	-	102,191,840

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	75,186,627	-	75,186,627

Total U.S. Treasury Obligations	-	75,186,627	-	75,186,627

Total Bonds & Notes	-	1,230,119,092	13,860,915	1,243,980,007

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Purchased Options
Options on Interest Rate Swaps	$-	$394,691	$-	$394,691

Total Purchased Options	-	394,691	-	394,691

Total Long-Term Investments	22,360,000	1,230,513,783	13,860,915	1,266,734,698

Total Short-Term Investments	-	339,574,108	-	339,574,108

Total Investments	$22,360,000	$1,570,087,891	$13,860,915	$1,606,308,806

Strategic Bond Fund
Equities
Common Stock
Energy	$6,289	$-	$-	$6,289

Total Common Stock	6,289	-	-	6,289

Preferred Stock
Financial	285,612	-	-	285,612
Government	-	18,206	-	18,206

Total Preferred Stock	285,612	18,206	-	303,818

Total Equities	291,901	18,206	-	310,107

Bonds & Notes
Total Corporate Debt	-	52,074,728	705,859	52,780,587

Total Municipal Obligations	-	2,034,818	-	2,034,818

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	714,446	-	714,446
Automobile ABS	-	589,566	-	589,566
Commercial MBS	-	4,080,796	-	4,080,796
Home Equity ABS	-	3,797,263	-	3,797,263
Manufactured Housing ABS	-	3,959,863	-	3,959,863
Other ABS	-	247,887	-	247,887
Student Loans ABS	-	2,363,718	-	2,363,718
WL Collateral CMO	-	10,774,504	-	10,774,504

Total Non-U.S. Government Agency Obligations	-	26,528,043	-	26,528,043

Total Sovereign Debt Obligations	-	2,695,960	-	2,695,960

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	3,741,752	-	3,741,752
Pass-through Securities	-	59,442,569	-	59,442,569

Total U.S. Government Agency Obligations and Instrumentalities	-	63,184,321	-	63,184,321

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	35,795,851	-	35,795,851

Total U.S. Treasury Obligations	-	35,795,851	-	35,795,851

Total Bonds & Notes	-	182,313,721	705,859	183,019,580

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Purchased Options
Options on Futures	$21,625	$-	$-	$21,625

Total Purchased Options	21,625	-	-	21,625

Warrants
Energy	1,742	-	-	1,742

Total Warrants	1,742	-	-	1,742

Total Long-Term Investments	315,268	182,331,927	705,859	183,353,054

Total Short-Term Investments	-	31,254,848	-	31,254,848

Total Investments	$315,268	$213,586,775	$705,859	$214,607,902

Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,342,124	$1,168,120	$-	$2,510,244
Communications	3,872,353	1,003,811	-	4,876,164
Consumer, Cyclical	2,678,183	1,565,443	-	4,243,626
Consumer, Non-cyclical	6,498,004	2,234,528	-	8,732,532
Energy	4,117,239	1,103,284	-	5,220,523
Financial	3,979,245	2,671,496	-	6,650,741
Industrial	2,492,151	1,652,196	-	4,144,347
Technology	4,110,585	467,076	-	4,577,661
Utilities	781,937	729,107	-	1,511,044

Total Common Stock	29,871,821	12,595,061	-	42,466,882

Preferred Stock
Consumer, Cyclical	-	246,585	-	246,585
Financial	42,684	-	-	42,684
Government	-	4,020	-	4,020

Total Preferred Stock	42,684	250,605	-	293,289

Total Equities	29,914,505	12,845,666	-	42,760,171

Bonds & Notes
Total Corporate Debt	-	5,734,030	200,652	5,934,682

Total Municipal Obligations	-	134,265	-	134,265

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	44,389	-	44,389
Commercial MBS	-	403,028	14,703	417,731
Home Equity ABS	-	511,630	-	511,630
Manufactured Housing ABS	-	104,467	-	104,467
Other ABS	-	2,423	-	2,423
WL Collateral CMO	-	1,139,853	-	1,139,853

Total Non-U.S. Government Agency Obligations	-	2,205,790	14,703	2,220,493

Total Sovereign Debt Obligations	-	71,187	-	71,187

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$871,720	$-	$871,720
Pass-Through Securities	-	6,711,583	-	6,711,583

Total U.S. Government Agency Obligations and Instrumentalities	-	7,583,303	-	7,583,303

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	3,710,122	-	3,710,122

Total U.S. Treasury Obligations	-	3,710,122	-	3,710,122

Total Bonds & Notes	-	19,438,697	215,355	19,654,052

Purchased Options
Options on Futures	2,578	-	-	2,578

Total Purchased Options	2,578	-	-	2,578

Warrants
Energy	547	-	-	547

Total Warrants	547	-	-	547

Total Long-Term Investments	29,917,630	32,284,363	215,355	62,417,348

Total Short-Term Investments	-	5,138,139	-	5,138,139

Total Investments	$29,917,630	$37,422,502	$215,355	$67,555,487

BlackRock Global Allocation Fund
Equities
Common Stock
Basic Materials	$20,093,375	$17,756,278	$-	$37,849,653
Communications	29,490,941	17,955,111	-	47,446,052
Consumer, Cyclical	8,330,462	17,035,773	-	25,366,235
Consumer, Non-cyclical	45,610,358	15,064,789	-	60,675,147
Diversified	68,200	3,809,969	-	3,878,169
Energy	47,376,903	12,025,018	-	59,401,921
Financial	23,421,651	22,340,406	-	45,762,057
Industrial	20,173,821	14,436,136	-	34,609,957
Technology	29,278,822	6,068,982	-	35,347,804
Utilities	7,230,186	10,337,266	-	17,567,452

Total Common Stock	231,074,719	136,829,728	-	367,904,447

Convertible Preferred Stock
Consumer, Non-cyclical	-	110,385	-	110,385
Energy	-	409,687	-	409,687
Financial	336,874	-	-	336,874

Total Convertible Preferred Stock	336,874	520,072	-	856,946

Preferred Stock
Basic Materials	-	1,188,761	-	1,188,761
Consumer, Cyclical	857,824	1,405,702	-	2,263,526
Consumer, Non-cyclical	-	1,153,180	-	1,153,180

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
Financial	$1,862,888	$946,788	$-	$2,809,676
Utilities	400,843	-	-	400,843

Total Preferred Stock	3,121,555	4,694,431	-	7,815,986

Total Equities	234,533,148	142,044,231	-	376,577,379

Bonds & Notes
Total Corporate Debt	-	52,650,700	1,879,820	54,530,520

Total Bank Loans	-	1,282,404	1,322,079	2,604,483

Non-U.S. Government Agency Obligations
Commercial MBS	-	1,295,542	-	1,295,542
Other ABS	-	56,000	-	56,000

Total Non-U.S. Government Agency Obligations	-	1,351,542	-	1,351,542

Total Sovereign Debt Obligations	-	53,119,526	-	53,119,526

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	44,871,450	-	44,871,450

Total U.S. Treasury Obligations	-	44,871,450	-	44,871,450

Total Bonds & Notes	-	153,275,622	3,201,899	156,477,521

Total Mutual Funds	18,331,975	148,286	-	18,480,261

Purchased Options
Consumer, Non-cyclical	720	-	-	720
Financial	902,951	430,145	-	1,333,096

Total Purchased Options	903,671	430,145	-	1,333,816

Structured Options (Over The Counter Traded)
Financial	-	(13,775)	-	(13,775)

Total Structured Options (Over The Counter Traded)	-	(13,775)	-	(13,775)

Warrants
Basic Materials	8,747	-	-	8,747
Consumer, Cyclical	234,595	-	-	234,595
Financial	126,675	-	-	126,675

Total Warrants	370,017	-	-	370,017

Total Long-Term Investments	254,138,811	295,884,509	3,201,899	553,225,219

Total Short-Term Investments	-	30,862,364	-	30,862,364

Total Investments	$254,138,811	$326,746,873	$3,201,899	$584,087,583

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$68,904,514	$-	$-	$68,904,514
Communications	78,063,203	-	-	78,063,203
Consumer, Cyclical	91,745,203	-	-	91,745,203
Consumer, Non-cyclical	228,524,569	-	-	228,524,569
Energy	150,960,545	-	-	150,960,545
Financial	263,654,434	8,909,901	-	272,564,335

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund (Continued)
Industrial	$139,859,068	$6,646,500	$-	$146,505,568
Technology	79,490,664	-	-	79,490,664
Utilities	35,659,198	-	-	35,659,198

Total Common Stock	1,136,861,398	15,556,401	-	1,152,417,799

Total Equities	1,136,861,398	15,556,401	-	1,152,417,799

Total Long-Term Investments	1,136,861,398	15,556,401	-	1,152,417,799

Total Short-Term Investments	-	19,353,329	-	19,353,329

Total Investments	$1,136,861,398	$34,909,730	$-	$1,171,771,128

Value Equity Fund
Equities
Common Stock
Basic Materials	$667,583	$-	$-	$667,583
Communications	3,477,326	-	-	3,477,326
Consumer, Cyclical	3,203,633	-	-	3,203,633
Consumer, Non-cyclical	4,466,230	495,128	-	4,961,358
Energy	4,296,175	-	-	4,296,175
Financial	7,685,977	-	-	7,685,977
Industrial	2,937,871	-	-	2,937,871
Technology	2,004,706	-	-	2,004,706
Utilities	1,529,546	-	-	1,529,546

Total Common Stock	30,269,047	495,128	-	30,764,175

Total Equities	30,269,047	495,128	-	30,764,175

Total Long-Term Investments	30,269,047	495,128	-	30,764,175

Total Short-Term Investments	-	106,286	-	106,286

Total Investments	$30,269,047	$601,414	$-	$30,870,461

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$16,311,497	$9,259,322	$-	$25,570,819
Communications	26,486,369	-	-	26,486,369
Consumer, Cyclical	85,413,576	1,789,305	-	87,202,881
Consumer, Non-cyclical	121,120,811	18,191,377	-	139,312,188
Diversified	-	8,558,504	-	8,558,504
Energy	91,023,549	8,998,082	-	100,021,631
Financial	162,355,061	22,814,728	-	185,169,789
Industrial	26,377,666	8,598,965	-	34,976,631
Technology	26,144,443	-	-	26,144,443

Total Common Stock	555,232,972	78,210,283	-	633,443,255

Total Equities	555,232,972	78,210,283	-	633,443,255

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund (Continued)
Bonds & Notes
Corporate Debt	$-	$-	$753,880	$753,880

Total Bonds & Notes	-	-	753,880	753,880

Total Long-Term Investments	555,232,972	78,210,283	753,880	634,197,135

Total Short-Term Investments	-	20,909,704	-	20,909,704

Total Investments	$555,232,972	$99,119,987	$753,880	$655,106,839

Core Opportunities Fund
Equities
Common Stock
Basic Materials	$2,645,456	$-	$-	$2,645,456
Communications	6,284,631	-	-	6,284,631
Consumer, Cyclical	5,281,520	-	-	5,281,520
Consumer, Non-cyclical	13,985,839	490,619	-	14,476,458
Energy	7,884,787	-	-	7,884,787
Financial	7,602,339	-	-	7,602,339
Industrial	6,045,446	-	-	6,045,446
Technology	8,397,891	-	-	8,397,891
Utilities	1,555,256	-	-	1,555,256

Total Common Stock	59,683,165	490,619	-	60,173,784

Total Equities	59,683,165	490,619	-	60,173,784

Total Mutual Funds	114,814	-	-	114,814

Total Long-Term Investments	59,797,979	490,619	-	60,288,598

Total Short-Term Investments	-	831,266	-	831,266

Total Investments	$59,797,979	$1,321,885	$-	$61,119,864

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$23,515,750	$-	$-	$23,515,750
Communications	126,251,583	6,604,894	2,540,561	135,397,038
Consumer, Cyclical	81,439,987	-	-	81,439,987
Consumer, Non-cyclical	65,131,138	86,978	-	65,218,116
Energy	48,933,751	-	-	48,933,751
Financial	52,841,549	93,284	-	52,934,833
Industrial	89,539,736	-	-	89,539,736
Technology	69,972,424	-	-	69,972,424

Total Common Stock	557,625,918	6,785,156	2,540,561	566,951,635

Total Equities	557,625,918	6,785,156	2,540,561	566,951,635

Total Mutual Funds	1,601	-	-	1,601

Total Long-Term Investments	557,627,519	6,785,156	2,540,561	566,953,236

Total Short-Term Investments	-	4,568,842	-	4,568,842

Total Investments	$557,627,519	$11,353,998	$2,540,561	$571,522,078

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund
Equities
Common Stock
Basic Materials	$38,464,128	$-	$-	$38,464,128
Communications	19,826,893	-	-	19,826,893
Consumer, Cyclical	61,502,630	-	-	61,502,630
Consumer, Non-cyclical	65,920,231	-	-	65,920,231
Energy	44,705,144	-	-	44,705,144
Financial	134,630,601	-	-	134,630,601
Industrial	121,461,825	-	-	121,461,825
Technology	22,826,719	-	-	22,826,719
Utilities	31,560,821	-	-	31,560,821

Total Common Stock	540,898,992	-	-	540,898,992

Convertible Preferred Stock
Financial	-	2,945,254	-	2,945,254

Total Convertible Preferred Stock	-	2,945,254	-	2,945,254

Total Equities	540,898,992	2,945,254	-	543,844,246

Total Mutual Funds	1,971,122	-	-	1,971,122

Total Long-Term Investments	542,870,114	2,945,254	-	545,815,368

Total Short-Term Investments	-	19,917,046	-	19,917,046

Total Investments	$542,870,114	$22,862,300	$-	$565,732,414

Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,561,341	$-	$-	$1,561,341
Communications	4,879,495	-	-	4,879,495
Consumer, Cyclical	6,522,740	325,811	-	6,848,551
Consumer, Non-cyclical	10,190,254	597,489	-	10,787,743
Diversified	-	153,626	-	153,626
Energy	3,090,894	467,100	-	3,557,994
Financial	1,322,733	-	-	1,322,733
Industrial	5,617,004	355,559	-	5,972,563
Technology	6,461,548	-	-	6,461,548

Total Common Stock	39,646,009	1,899,585	-	41,545,594

Total Equities	39,646,009	1,899,585	-	41,545,594

Total Long-Term Investments	39,646,009	1,899,585	-	41,545,594

Total Short-Term Investments	-	188,902	-	188,902

Total Investments	$39,646,009	$2,088,487	$-	$41,734,496

Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$48,548,854	$-	$-	$48,548,854
Communications	126,895,849	-	-	126,895,849

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund (Continued)
Consumer, Cyclical	$225,703,615	$-	$-	$225,703,615
Consumer, Non-cyclical	393,352,280	-	-	393,352,280
Energy	143,939,405	-	-	143,939,405
Financial	124,159,066	-	-	124,159,066
Industrial	264,624,930	-	-	264,624,930
Technology	279,828,698	-	-	279,828,698
Utilities	16,355,820	-	-	16,355,820

Total Common Stock	1,623,408,517	-	-	1,623,408,517

Preferred Stock
Technology	-	-	6,082,357	6,082,357

Total Preferred Stock	-	-	6,082,357	6,082,357

Total Equities	1,623,408,517	-	6,082,357	1,629,490,874

Bonds & Notes
Corporate Debt	-	977,856	-	977,856

Total Bonds & Notes	-	977,856	-	977,856

Total Mutual Funds	11,815,948	-	-	11,815,948

Total Long-Term Investments	1,635,224,465	977,856	6,082,357	1,642,284,678

Total Short-Term Investments	-	51,987,411	-	51,987,411

Total Investments	$1,635,224,465	$52,965,267	$6,082,357	$1,694,272,089

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$10,934,594	$-	$-	$10,934,594
Communications	95,572,539	-	-	95,572,539
Consumer, Cyclical	163,506,072	2,101,181	-	165,607,253
Consumer, Non-cyclical	197,521,226	3,826,267	-	201,347,493
Diversified	-	1,638,659	-	1,638,659
Energy	59,492,556	-	-	59,492,556
Financial	63,031,000	-	-	63,031,000
Industrial	157,098,059	-	-	157,098,059
Technology	130,688,202	-	-	130,688,202
Utilities	4,399,035	-	-	4,399,035

Total Common Stock	882,243,283	7,566,107	-	889,809,390

Total Equities	882,243,283	7,566,107	-	889,809,390

Total Mutual Funds	6,306,131	-	-	6,306,131

Total Long-Term Investments	888,549,414	7,566,107	-	896,115,521

Total Short-Term Investments	-	19,264,711	-	19,264,711

Total Investments	$888,549,414	$26,830,818	$-	$915,380,232

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified International Fund
Equities
Common Stock
Basic Materials	$1,481,945	$12,164,047	$-	$13,645,992
Communications	-	16,716,535	-	16,716,535
Consumer, Cyclical	-	17,602,605	-	17,602,605
Consumer, Non-cyclical	-	17,302,809	-	17,302,809
Energy	-	14,919,214	-	14,919,214
Financial	-	37,471,638	-	37,471,638
Industrial	-	13,253,596	-	13,253,596
Technology	-	3,351,878	-	3,351,878
Utilities	-	10,830,582	-	10,830,582

Total Common Stock	1,481,945	143,612,904	-	145,094,849

Preferred Stock
Consumer, Cyclical	-	3,205,817	-	3,205,817

Total Preferred Stock	-	3,205,817	-	3,205,817

Total Equities	1,481,945	146,818,721	-	148,300,666

Total Long-Term Investments	1,481,945	146,818,721	-	148,300,666

Total Short-Term Investments	-	3,869,204	-	3,869,204

Total Investments	$1,481,945	$150,687,925	$-	$152,169,870

Overseas Fund
Equities
Common Stock
Basic Materials	$1,222,852	$63,136,228	$-	$64,359,080
Communications	2,994,627	36,812,081	-	39,806,708
Consumer, Cyclical	2,120,493	57,031,351	-	59,151,844
Consumer, Non-cyclical	924,211	130,055,814	-	130,980,025
Diversified	-	8,787,906	-	8,787,906
Energy	-	27,134,464	-	27,134,464
Financial	4,844,711	131,475,334	-	136,320,045
Industrial	8,491,602	64,209,574	-	72,701,176
Technology	7,892,926	34,835,601	-	42,728,527
Utilities	-	10,170,721	-	10,170,721

Total Common Stock	28,491,422	563,649,074	-	592,140,496

Preferred Stock
Consumer, Cyclical	-	2,645,845	-	2,645,845

Total Preferred Stock	-	2,645,845	-	2,645,845

Total Equities	28,491,422	566,294,919	-	594,786,341

Total Long-Term Investments	28,491,422	566,294,919	-	594,786,341

Total Short-Term Investments	-	10,720,565	-	10,720,565

Total Investments	$28,491,422	$577,015,484	$-	$605,506,906

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level as of June 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$7,348,273	$-	$7,348,273
Futures Contracts
Interest Rate Risk	6,347,372	-	-	6,347,372
Swap Agreements
Credit Risk	-	2,397,714	-	2,397,714
Interest Rate Risk	-	623,589	-	623,589
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	51,381	-	51,381
Futures Contracts
Interest Rate Risk	168,743	-	-	168,743
Swap Agreements
Credit Risk	-	35,314	-	35,314
Interest Rate Risk	-	6,804	-	6,804
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	68,258	-	68,258
Futures Contracts
Equity Risk	4,856	-	-	4,856
Interest Rate Risk	5,623			5,623
Swap Agreements
Credit Risk	-	20,682	-	20,682
Interest Rate Risk	-	2,135	-	2,135
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	321,934	-	321,934
Futures Contracts
Equity Risk	2,930	-	-	2,930
Swap Agreements
Equity Risk	-	32,376	-	32,376
Foreign Exchange Risk	-	2,841	-	2,841
Interest Rate Risk	-	9,110	-	9,110
Indexed Equity Fund
Futures Contracts
Equity Risk	1,251,726	-	-	1,251,726
NASDAQ-100 Fund
Futures Contracts
Equity Risk	7,264	-	-	7,264
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	2,269,377	-	2,269,377
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	1,870,000	-	1,870,000

Notes to Financial Statements (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(2,614,187)	$-	$(2,614,187)
Futures Contracts
Interest Rate Risk	(505,576)	-	-	(505,576)
Swap Agreements
Credit Risk	-	(1,209,505)	-	(1,209,505)
Interest Rate Risk	-	(3,916,792)	-	(3,916,792)
Written Options
Interest Rate Risk	(195,258)	(2,546,568)	-	(2,741,826)
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(18,944)	-	(18,944)
Futures Contracts
Interest Rate Risk	(379,592)	-	-	(379,592)
Swap Agreements
Credit Risk	-	(7,468)	-	(7,468)
Interest Rate Risk	-	(429,361)	-	(429,361)
Written Options
Interest Rate Risk	(12,747)	-	-	(12,747)
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(36,136)	-	(36,136)
Futures Contracts
Interest Rate Risk	(33,124)	-	-	(33,124)
Swap Agreements
Credit Risk	-	(19,291)	-	(19,291)
Interest Rate Risk	-	(122)	-	(122)
Written Options
Interest Rate Risk	(1,591)	-	-	(1,591)
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(351,642)	-	(351,642)
Futures Contracts
Equity Risk	(642,213)	-	-	(642,213)
Swap Agreements
Equity Risk	-	(39,714)	-	(39,714)
Written Options
Equity Risk	(1,378,664)	-	-	(1,378,664)
Foreign Exchange Risk	(41,186)	-	-	(41,186)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(1,940,960)	-	(1,940,960)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(4,834,906)	-	(4,834,906)

Notes to Financial Statements (Unaudited) (Continued)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2011. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 6/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/11
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$886,709		$-	$-	$166,159	$16,090,076	$-	$-		$(3,282,029	)**	$13,860,915	$166,159
Bank Loans	2,000,000		-	-	-	-	-	-		(2,000,000	)***	-	-
Non-U.S. Government
Agency Obligations
Other ABS	-		-	-	-	3,543,500	-	-		(3,543,500	)**	-	-

	$2,886,709		$-	$-	$166,159	$19,633,576	$-	$-		$(8,825,529)		$13,860,915	$166,159

Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$784,734		$-	$4,304	$(78,875)	$-	$(4,304)	$-		$-		$705,859	$(78,400)
Warrants
Energy	-	****	-	-	-	-	-	-		-	***	-	-

	$784,734		$-	$4,304	$(78,875)	$-	$(4,304)	$-		$-		$705,859	$(78,400)

Strategic Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$226,002		$-	$1,359	$(25,350)	$-	$(1,359)	$-		$-		$200,652	$(25,200)
Non-U.S. Government
Agency Obligations
Commercial MBS	17,374		-	(10,506)	7,835	-	-	-		-		14,703	7,835
Warrants
Energy	-	****	-	-	-	-	-	-		-	***	-	-

	$243,376		$-	$(9,147)	$(17,515)	$-	$(1,359)	$-		$-		$215,355	$(17,365)

BlackRock Global Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$2,312,748		$-	$(177,312)	$(642,276)	$-	$(122,090)	$508,750	**	$-		$1,879,820	$(642,276)
Bank Loans	1,519,238		-	1,757	(3,709)	2,876,161	(3,071,368)	-		-		1,322,079	(3,709)

	$3,831,986		$-	$(175,555)	$(645,985)	$2,876,161	$(3,193,458)	$508,750		$-		$3,201,899	$(645,985)

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$2,151,365		$-	$-	$(1,397,485)	$-	$-	$-		$-		$753,880	$(1,397,485)

Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$-		$-	$-	$299,293	$2,241,268	$-	$-		$-		$2,540,561	$299,293

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/11
Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Preferred Stock
Technology	$-	$-	$-	$-	$6,082,357	$-	$-	$-	$6,082,357	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as a result of changes in liquidity.
***	Transfers occurred between Levels as a result of securities receiving a price directly from a pricing service rather than being fair valued.
****	Represents security at $0 value as of December 31, 2010.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Small Cap Growth Equity Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A			A	A	A
Directional Exposures to Currencies	A	A	A	A				A	A

Futures Contracts**
Hedging/Risk Management	A	A	A	A				A	A
Duration/Credit Quality Management	A	A	A	M
Substitution for Direct Investment	A	A	A	A	A	A		A	A

Interest Rate Swaps***
Hedging/Risk Management	A	A		M
Duration Management	A	A		A
Substitution for Direct Investment	A			M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Small Cap Growth Equity Fund	Diversified International Fund	Overseas Fund

Total Return Swaps****
Hedging/Risk Management		A	A	A
Substitution for Direct Investment		A	A	A
Duration/Credit Quality Management		A	A	M
Market Access		A	A	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A

Credit Default Swaps (Protection Seller)
Duration/Credit Quality Management	A	A	A
Income		A	A
Substitution for Direct Investments	A	A	A

Options (Purchased)
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	M
Substitution for Direct Investment	A			M
Directional Investment				A

Options (Sold)
Hedging/Risk Management		A	A	A
Duration/Credit Quality Management	A	A	A
Income	A	A	A	A
Directional Investment		A	A	A

Structured Options
Hedging/Risk Management				A
Directional Investment				A

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Small Cap Growth Equity Fund	Diversified International Fund	Overseas Fund

Rights and Warrants
Hedging/Risk Management				M
Duration/Credit Quality Management				M
Directional Investment		A	A	A					A
Result of a Corporate Action			A	A	A			A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

**	Includes any options purchased or written on futures contracts, if applicable.

***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

****	Includes any index swaps, if applicable.

At June 30, 2011, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$-	$7,348,273	$-	$7,348,273
Futures Contracts^^	-	-	-	6,347,372	6,347,372
Swap Agreements*	2,397,714	-	-	623,589	3,021,303
Purchased Options*	-	-	-	394,691	394,691

Total Value	$2,397,714	$-	$7,348,273	$7,365,652	$17,111,639

Liability Derivatives
Forward Contracts^	$-	$-	$(2,614,187)	$-	$(2,614,187)
Futures Contracts^^	-	-	-	(505,576)	(505,576)
Swap Agreements^	(1,209,505)	-	-	(3,916,792)	(5,126,297)
Written Options^	-	-	-	(2,741,826)	(2,741,826)

Total Value	$(1,209,505)	$-	$(2,614,187)	$(7,164,194)	$(10,987,886)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(2,063,241)	$-	$(2,063,241)
Futures Contracts	-	-	-	358,845	358,845
Swap Agreements	1,506,872	-	-	(343,933)	1,162,939
Written Options	-	-	-	933,208	933,208

Total Realized Gain (Loss)	$1,506,872	$-	$(2,063,241)	$948,120	$391,751

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$2,354,263	$-	$2,354,263
Futures Contracts	-	-	-	5,595,672	5,595,672
Swap Agreements	(737,577)	-	-	(6,634,588)	(7,372,165)
Purchased Options	-	-	-	103,620	103,620
Written Options	-	-	-	2,712,987	2,712,987

Total Change in Appreciation (Depreciation)	$(737,577)	$-	$2,354,263	$1,777,691	$3,394,377

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$333,770,440	$-	$333,770,440
Futures Contracts	-	-	-	7,636	7,636
Swap Agreements	$117,983,333	$-	$-	$195,783,333	$313,766,666
Purchased Options	-	-	-	76,700,000	76,700,000
Written Options	-	-	-	491,034,487	491,034,487

Strategic Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$51,381	$-	$51,381
Futures Contracts^^	-	-	-	168,743	168,743
Swap Agreements*	35,314	-	-	6,804	42,118
Warrants*	-	1,742	-	-	1,742
Purchased Options*	-	-	-	21,625	21,625

Total Value	$35,314	$1,742	$51,381	$197,172	$285,609

Liability Derivatives
Forward Contracts^	$-	$-	$(18,944)	$-	$(18,944)
Futures Contracts^^	-	-	-	(379,592)	(379,592)
Swap Agreements^	(7,468)	-	-	(429,361)	(436,829)
Written Options^	-	-	-	(12,747)	(12,747)

Total Value	$(7,468)	$-	$(18,944)	$(821,700)	$(848,112)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(349,393)	$-	$(349,393)
Futures Contracts	-	-	-	(610,905)	(610,905)
Swap Agreements	79,674	-	-	(14,358)	65,316
Purchased Options	-	-	-	(15,381)	(15,381)
Written Options	-	-	-	69,968	69,968

Total Realized Gain (Loss)	$79,674	$-	$(349,393)	$(570,676)	$(840,395)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$67,761	$-	$67,761
Futures Contracts	-	-	-	(312,945)	(312,945)
Swap Agreements	(40,078)	-	-	(90,489)	(130,567)
Warrants	-	1,742	-	-	1,742
Purchased Options	-	-	-	2,144	2,144
Written Options	-	-	-	(7,216)	(7,216)

Total Change in Appreciation (Depreciation)	$(40,078)	$1,742	$67,761	$(408,506)	$(379,081)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$5,306,948	$-	$5,306,948
Futures Contracts	-	550	-	-	550
Swap Agreements	$3,565,000	$-	$-	$7,234,972	$10,799,972
Warrants	-	258	-	-	258
Purchased Options	-	-	-	146	146
Written Options	-	-	-	80	80

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Balanced Fund
Asset Derivatives
Forward Contracts*	$-	$-	$68,258	$-	$68,258
Futures Contracts^^	-	4,856	-	5,623	10,479
Swap Agreements*	20,682	-	-	2,135	22,817
Purchased Options*	-	-	-	2,578	2,578
Warrants*	-	547	-	-	547

Total Value	$20,682	$5,403	$68,258	$10,336	$104,679

Liability Derivatives
Forward Contracts^	$-	$-	$(36,136)	$-	$(36,136)
Futures Contracts^^	-	-	-	(33,124)	(33,124)
Swap Agreements^	(19,291)	-	-	(122)	(19,413)
Written Options^	-	-	-	(1,591)	(1,591)

Total Value	$(19,291)	$-	$(36,136)	$(34,837)	$(90,264)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$117,408	$-	$117,408
Futures Contracts	-	18,787	-	(13,472)	5,315
Swap Agreements	6,423	-	-	930	7,353
Purchased Options	-	-	-	(1,324)	(1,324)
Written Options	-	-	-	8,564	8,564

Total Realized Gain (Loss)	$6,423	$18,787	$117,408	$(5,302)	$137,316

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(86,642)	$-	$(86,642)
Futures Contracts	-	4,856	-	(91,017)	(86,161)
Swap Agreements	(35)	-	-	1,952	1,917
Purchased Options	-	-	-	165	165
Written Options	-	-	-	(848)	(848)
Warrants	-	547	-	-	547

Total Change in Appreciation (Depreciation)	$(35)	$5,403	$(86,642)	$(89,748)	$(171,022)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$8,984,021	$-	$8,984,021
Futures Contracts	-	2	-	38	40
Swap Agreements	$264,500	$-	$-	$87,555	$352,055
Purchased Options	-	-	-	16	16
Written Options	-	-	-	10	10
Rights	-	10,723	-	-	10,723
Warrants	-	81	-	-	81

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts*	$-	$-	$321,934	$-	$321,934
Futures Contracts^^	-	2,930	-	-	2,930
Swap Agreements*	-	32,376	2,841	9,110	44,327
Purchased Options*	-	1,296,261	37,555	-	1,333,816
Structured Options*	-	71,950	-	-	71,950
Warrants*		370,017	-	-	370,017

Total Value	$-	$1,773,534	$362,330	$9,110	$2,144,974

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
BlackRock Global Allocation Fund (Continued)
Liability Derivatives
Forward Contracts^	$-	$-	$(351,642)	$-	$(351,642)
Futures Contracts^^	-	(642,213)	-	-	(642,213)
Swap Agreements^	-	(39,714)	-	-	(39,714)
Structured Options*	-	(85,725)	-	-	(85,725)
Written Options^	-	(1,378,664)	(41,186)	-	(1,419,850)

Total Value	$-	$(2,146,316)	$(392,828)	$-	$(2,539,144)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$3,183,982	$-	$3,183,982
Futures Contracts	-	1,143,624	-	-	1,143,624
Swap Agreements	-	208,770	-	-	208,770
Written Options	-	141,843	-	-	141,843
Purchased Options	-	(24,750)	-	-	(24,750)
Structured Options	-	550,442	-	-	550,442
Rights	-	28	-	-	28
Warrants	-	(494)	-	-	(494)

Total Realized Gain (Loss)	$-	$2,019,463	$3,183,982	$-	$5,203,445

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(854,688)	$-	$(854,688)
Futures Contracts	-	(643,514)	-	-	(643,514)
Swap Agreements	-	(60,095)	2,841	9,110	(48,144)
Written Options	-	582,669	-	-	582,669
Purchased Options	-	(1,412,057)	(13,502)	-	(1,425,559)
Structured Options	-	(263,243)	-	-	(263,243)
Warrants	-	(176,330)	-	-	(176,330)

Total Change in Appreciation (Depreciation)	$-	$(1,972,570)	$(865,349)	$9,110	$(2,828,809)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$61,503,948	$-	$61,503,948
Futures Contracts	-	115	-	-	115
Swap Agreements	$-	$2,138,300	$356,000	$2,860,000	$5,354,300
Written Options	-	109,321,187	5,673,000	-	114,994,187
Purchased Options	-	12,865	5,673,000	-	5,685,865
Structured Options	-	35,352	-	-	35,352
Rights	-	36,488	-	-	36,488
Warrants	-	94,791	-	-	94,791

Indexed Equity Fund
Asset Derivatives
Futures Contracts^^	$-	$1,251,726	$-	$-	$1,251,726

Realized Gain (Loss)#
Futures Contracts	$-	$709,205	$-	$-	$709,205
Warrants	-	(15,276)	-	-	(15,276)

Total Realized Gain (Loss)	$-	$693,929	$-	$-	$693,929

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$688,920	$-	$-	$688,920

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Indexed Equity Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	152	-	-	152
Warrants	-	13,022	-	-	13,022

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts^^	$-	$7,264	$-	$-	$7,264

Realized Gain (Loss)#
Futures Contracts	$-	$76,730	$-	$-	$76,730

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$6,152	$-	$-	$6,152

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	18	-	-	18

Small Cap Growth Equity Fund
Realized Gain (Loss)#
Forward Contracts	$-	$-	$(11,901)	$-	$(11,901)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$11,901	$-	$11,901

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,511,014	$-	$1,511,014

Diversified International Fund
Asset Derivatives
Forward Contracts*	$-	$-	$2,269,377	$-	$2,269,377

Liability Derivatives
Forward Contracts^	$-	$-	$(1,940,960)	$-	$(1,940,960)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$166,320	$-	$166,320
Futures Contracts	-	96,995	-	-	96,995
Rights	-	4	-	-	4

Total Realized Gain (Loss)	$-	$96,999	$166,320	$-	$263,319

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(409,823)	$-	$(409,823)
Futures Contracts	-	24,991	-	-	24,991
Rights	-	(2,013)	-	-	(2,013)

Total Change in Appreciation (Depreciation)	$-	$22,978	$(409,823)	$-	$(386,845)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$144,185,230	$-	$144,185,230
Futures Contracts	-	28	-	-	28
Rights	-	14,920	-	-	14,920

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$-	$1,870,000	$-	$1,870,000

Liability Derivatives
Forward Contracts*	$-	$-	$(4,834,906)	$-	$(4,834,906)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(1,988,349)	$-	$(1,988,349)
Futures Contracts	-	36,408	-	-	36,408
Rights	-	4	-	-	4
Warrants	-	17,724	-	-	17,724

Total Realized Gain (Loss)	$-	$54,136	$(1,988,349)	$-	$(1,934,213)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(761,394)	$-	$(761,394)
Futures Contracts	-	(7,560)	-	-	(7,560)
Rights	-	(1,764)	-	-	(1,764)
Warrants	-	(110,534)	-	-	(110,534)

Total Change in Appreciation (Depreciation)	$-	$(119,858)	$(761,394)	$-	$(881,252)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$176,025,619	$-	$176,025,619
Futures Contracts	-	14	-	-	14
Rights	-	696,285	-	-	696,285
Warrants	-	40,200	-	-	40,200

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: written options outstanding, open forward foreign currency contracts, or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, structured options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2011.

The Strategic Balanced Fund had no realized gain (loss) on rights during the period ended June 30, 2011.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. See “Swap Agreements,” below, for a description of risks associated with swap transactions and the accounting treatment.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
Barclays Bank PLC	361,000	British Pound	9/13/11	$583,735	$578,892	$(4,843)
Barclays Bank PLC	13,141,000	Euro	7/18/11	18,622,155	19,049,524	427,369
Barclays Bank PLC	247,129,500	Indian Rupee	8/12/11	5,349,758	5,492,929	143,171
Barclays Bank PLC	1,800,000	Malaysian Ringgit	8/11/11	582,575	594,474	11,899

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
Barclays Bank PLC	152,057,854	Mexican Peso	7/07/11	$12,448,453	$12,984,709	$536,256
Barclays Bank PLC	205,744,037	Mexican Peso	11/18/11	17,155,344	17,353,325	197,981
Barclays Bank PLC	48,234,887	Philippine Peso	11/15/11	1,091,546	1,100,825	9,279
Barclays Bank PLC	23,176,000	Russian Ruble	7/01/11	821,422	829,916	8,494
Barclays Bank PLC	833,040	Singapore Dollar	9/09/11	651,538	678,251	26,713
Barclays Bank PLC	6,272,550	South African Rand	7/28/11	918,186	924,601	6,415

				58,224,712	59,587,446	1,362,734

Goldman Sachs & Co.	15,403,500	Philippine Peso	11/15/11	350,000	351,541	1,541
Goldman Sachs & Co.	1,000,000	Singapore Dollar	9/09/11	812,222	814,188	1,966
Goldman Sachs & Co.	1,127,300,000	South Korean Won	8/12/11	1,000,000	1,053,405	53,405

				2,162,222	2,219,134	56,912

JP Morgan Chase Bank	15,843,000	Canadian Dollar	9/19/11	16,015,471	16,395,898	380,427
JP Morgan Chase Bank	20,250,750	Chinese Yuan Renminbi	11/15/11	3,100,000	3,143,915	43,915
JP Morgan Chase Bank	600,000	Euro	7/18/11	858,485	869,775	11,290
JP Morgan Chase Bank	28,352,500,000	Indonesian Rupiah	7/27/11	3,060,410	3,295,313	234,903
JP Morgan Chase Bank	23,382,600,000	Indonesian Rupiah	1/31/12	2,626,373	2,639,042	12,669
JP Morgan Chase Bank	3,777,900	Malaysian Ringgit	8/11/11	1,227,130	1,247,700	20,570
JP Morgan Chase Bank	25,534,173	Mexican Peso	7/07/11	2,100,000	2,180,445	80,445
JP Morgan Chase Bank	8,064,352	New Turkish Lira	7/27/11	5,131,033	4,945,002	(186,031)
JP Morgan Chase Bank	8,064,352	New Turkish Lira	10/27/11	4,796,783	4,860,876	64,093
JP Morgan Chase Bank	46,029,000	Philippine Peso	11/15/11	1,050,000	1,050,483	483
JP Morgan Chase Bank	215,627,500	Philippine Peso	3/15/12	4,957,824	4,883,572	(74,252)
JP Morgan Chase Bank	3,299,818	Singapore Dollar	9/09/11	2,677,817	2,686,672	8,855
JP Morgan Chase Bank	24,906,490	South African Rand	7/28/11	3,640,767	3,671,326	30,559

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
JP Morgan Chase Bank	11,992,915,181	South Korean Won	8/12/11	$10,921,017	$11,206,777	$285,760

				62,163,110	63,076,796	913,686

Royal Bank of Scotland PLC	38,474,060	Brazilian Real	7/05/11	22,540,313	24,652,587	2,112,274
Royal Bank of Scotland PLC	6,411,000	Chinese Yuan Renminbi	6/01/12	1,000,000	1,004,490	4,490
Royal Bank of Scotland PLC	1,100,000	Singapore Dollar	9/09/11	882,302	895,607	13,305

				24,422,615	26,552,684	2,130,069

UBS AG	38,474,060	Brazilian Real	9/02/11	23,335,998	24,329,498	993,500
UBS AG	37,240,800	Chinese Yuan Renminbi	2/01/13	5,900,000	5,918,146	18,146
UBS AG	28,152,010	Mexican Peso	7/07/11	2,300,000	2,403,991	103,991
UBS AG	38,211,200	Mexican Peso	11/18/11	3,200,000	3,222,895	22,895
UBS AG	1,200,000	Singapore Dollar	9/09/11	976,978	977,026	48

				35,712,976	36,851,556	1,138,580

				$182,685,635	$188,287,616	$5,601,981

SELLS
Barclays Bank PLC	212,000	Canadian Dollar	9/19/11	$217,511	$219,399	$(1,888)
Barclays Bank PLC	10,201,000	Euro	7/18/11	14,590,559	14,787,626	(197,067)
Barclays Bank PLC	68,000,000	Japanese Yen	7/14/11	803,571	844,705	(41,134)
Barclays Bank PLC	205,744,037	Mexican Peso	7/07/11	17,369,695	17,569,145	(199,450)
Barclays Bank PLC	11,588,000	Russian Ruble	7/01/11	837,357	829,916	7,441

				33,818,693	34,250,791	(432,098)

JP Morgan Chase Bank	2,212,000	British Pound	9/13/11	3,529,766	3,547,115	(17,349)
JP Morgan Chase Bank	2,437,000	Canadian Dollar	9/19/11	2,468,662	2,522,048	(53,386)
JP Morgan Chase Bank	84,267,000	Euro	7/18/11	121,416,072	122,155,568	(739,496)
JP Morgan Chase Bank	8,064,352	New Turkish Lira	7/27/11	4,880,092	4,945,003	(64,911)

				132,294,592	133,169,734	(875,142)

Royal Bank of Scotland PLC	16,564,000	Euro	7/18/11	24,197,634	24,011,591	186,043

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
	UBS AG	38,474,060	Brazilian Real	7/05/11	$23,618,207	$24,652,587	$(1,034,380)
	UBS AG	31,923,000	British Pound	9/13/11	52,417,985	51,191,023	1,226,962
	UBS AG	13,510,000	Euro	7/18/11	19,645,157	19,584,437	60,720

					95,681,349	95,428,047	253,302

					$285,992,268	$286,860,163	$(867,895)

Strategic Bond Fund
BUYS
	JP Morgan Chase Bank	1,525,935	Brazilian Real	8/15/11	$924,000	$968,594	$44,594

SELLS
	Citibank N.A.	2,210,853	Euro	8/18/11	$3,183,183	$3,202,127	$(18,944)
	Citibank N.A.	89,300,000	Japanese Yen	8/18/11	1,113,946	1,109,496	4,450

					4,297,129	4,311,623	(14,494)

	Morgan Stanley & Co.	1,270,000	Euro	8/18/11	1,840,973	1,839,426	1,547

	UBS AG	466,893	Euro	8/18/11	677,023	676,233	790

					$6,815,125	$6,827,282	$(12,157)

Strategic Balanced Fund
BUYS
	Barclays Bank PLC	255,766	Hong Kong Dollar	8/23/11	$32,916	$32,877	$(39)

	Citibank N.A.	43,847	British Pound	8/23/11	70,732	70,329	(403)
	Citibank N.A.	27,436	Canadian Dollar	8/23/11	28,421	28,413	(8)
	Citibank N.A.	17,675	Euro	8/18/11	25,121	25,600	479
	Citibank N.A.	503,880	Hong Kong Dollar	8/23/11	64,705	64,771	66
	Citibank N.A.	2,324,758	Japanese Yen	8/18/11	28,999	28,884	(115)

					217,978	217,997	19

	Deutsche Bank AG	1,191,204	Australian Dollar	8/23/11	1,253,440	1,269,744	16,304
	Deutsche Bank AG	21,317,428	Japanese Yen	8/23/11	260,379	264,863	4,484
	Deutsche Bank AG	204,209	Singapore Dollar	8/23/11	164,755	166,260	1,505
	Deutsche Bank AG	2,034,823	Swedish Krona	8/23/11	320,684	320,789	105
	Deutsche Bank AG	600,399	Swiss Franc	8/23/11	680,103	714,332	34,229

					2,679,361	2,735,988	56,627

	JP Morgan Chase Bank	306,575	Canadian Dollar	8/18/11	316,562	317,527	965

	Royal Bank of Canada	791,486	Hong Kong Dollar	8/23/11	101,808	101,741	(67)

	State Street Bank and Trust Co.	42,990	British Pound	8/23/11	69,713	68,955	(758)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
BUYS (Continued)
Westpac Banking Corp.	222,584	Euro	8/23/11	$321,185	$322,338	$1,153

				$3,739,523	$3,797,423	$57,900

SELLS
Citibank N.A.	17,304	British Pound	8/23/11	$28,282	$27,755	$527
Citibank N.A.	282,700	Euro	8/18/11	408,384	409,453	(1,069)

				436,666	437,208	(542)

Credit Suisse Securities LLC	356,652	Canadian Dollar	8/18/11	368,568	369,393	(825)
Credit Suisse Securities LLC	19,402	Euro	8/23/11	27,639	28,097	(458)

				396,207	397,490	(1,283)

Deutsche Bank AG	313,348	British Pound	8/23/11	506,343	502,606	3,737
Deutsche Bank AG	821,915	Euro	8/23/11	1,166,735	1,190,267	(23,532)
Deutsche Bank AG	2,904,020	Hong Kong Dollar	8/23/11	373,762	373,296	466
Deutsche Bank AG	14,820,332	Japanese Yen	8/23/11	182,659	184,138	(1,479)

				2,229,499	2,250,307	(20,808)

HSBC Bank PLC	28,466	Euro	8/23/11	40,558	41,224	(666)

JP Morgan Chase Bank	13,188,280	Japanese Yen	8/18/11	164,068	163,856	212

Morgan Stanley & Co.	114,925	Euro	8/18/11	166,594	166,454	140

Royal Bank of Canada	228,000	Canadian Dollar	8/23/11	234,135	236,116	(1,981)

State Street Bank and Trust Co.	29,362	Swiss Franc	8/23/11	35,374	34,934	440

UBS AG	69,537	Euro	8/18/11	100,833	100,716	117

Westpac Banking Corp.	35,109	Australian Dollar	8/23/11	36,775	37,424	(649)
Westpac Banking Corp.	59,490	British Pound	8/23/11	96,277	95,422	855
Westpac Banking Corp.	301,157	Swiss Franc	8/23/11	356,926	358,306	(1,380)

				489,978	491,152	(1,174)

				$4,293,912	$4,319,457	$(25,545)

Cross Currency Forwards
Toronto Dominion Bank	44,497	USD/British Pound	8/23/11	$72,430	$71,372	$(1,058)
	69,282	Australian Dollar/USD	8/23/11	72,430	73,851	(1,421)

					$145,223	$(2,479)

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
Cross Currency Forwards (Continued)
	Westpac Banking Corp.	38,902	USD/Euro	8/23/11	$55,389	$56,336	$947
		4,450,311	Japanese Yen/USD	8/23/11	55,389	55,294	95

						$111,630	$1,042

	Westpac Banking Corp.	4,273,300	USD/Japanese Yen	8/23/11	$53,323	$53,095	$(228)
		329,156	Swedish Krona/USD	8/23/11	53,323	51,891	1,432

						$104,986	$1,204

BlackRock Global Allocation Fund
BUYS
	Bank of America N.A.	1,592,130	Euro	7/29/11	$2,285,184	$2,307,286	$22,102
	Bank of America N.A.	800,790	Euro	8/05/11	1,153,458	1,160,264	6,806

					3,438,642	3,467,550	28,908

	Barclays Bank PLC	800,790	Euro	7/01/11	1,153,138	1,161,265	8,127

	Brown Brothers Harriman & Co.	512,041	Brazilian Real	7/01/11	326,182	328,094	1,912

	Credit Suisse Securities LLC	296,155	British Pound	7/15/11	484,509	475,256	(9,253)
	Credit Suisse Securities LLC	602,607	Canadian Dollar	7/15/11	614,717	624,663	9,946
	Credit Suisse Securities LLC	7,691,700	Chinese Yuan Renminbi	3/12/12	1,200,000	1,200,867	867
	Credit Suisse Securities LLC	798,600	Euro	7/01/11	1,151,581	1,158,090	6,509
	Credit Suisse Securities LLC	1,506,790	Euro	7/22/11	2,149,737	2,184,038	34,301
	Credit Suisse Securities LLC	1,208,680	Euro	7/28/11	1,739,291	1,751,646	12,355
	Credit Suisse Securities LLC	92,600	Euro	8/05/11	133,344	134,168	824

					7,473,179	7,528,728	55,549

	Deutsche Bank AG	1,204,799	Canadian Dollar	7/15/11	1,231,398	1,248,895	17,497
	Deutsche Bank AG	443,176	Euro	7/14/11	650,273	642,511	(7,762)
	Deutsche Bank AG	881,083	Euro	7/22/11	1,256,424	1,277,098	20,674
	Deutsche Bank AG	804,010	Euro	7/28/11	1,157,799	1,165,189	7,390
	Deutsche Bank AG	1,006,491	Euro	7/29/11	1,451,360	1,458,589	7,229
	Deutsche Bank AG	32,076,825	Japanese Yen	7/01/11	396,892	398,445	1,553
	Deutsche Bank AG	32,076,825	Japanese Yen	8/05/11	396,922	398,505	1,583
	Deutsche Bank AG	6,459,325	Norwegian Krone	7/15/11	1,199,833	1,196,515	(3,318)
	Deutsche Bank AG	1,278,905,000	South Korean Won	7/07/11	1,182,857	1,197,721	14,864
	Deutsche Bank AG	1,278,905,000	South Korean Won	8/08/11	1,195,127	1,195,359	232

					10,118,885	10,178,827	59,942

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
BUYS (Continued)
	JP Morgan Chase Bank	2,447,580	Singapore Dollar	11/16/11	$1,968,014	$1,993,335	$25,321
	JP Morgan Chase Bank	2,213,493	Swiss Franc	7/01/11	2,633,700	2,632,760	(940)
	JP Morgan Chase Bank	1,689,837	Swiss Franc	7/14/11	2,016,404	2,010,021	(6,383)
	JP Morgan Chase Bank	2,296,993	Swiss Franc	8/04/11	2,752,506	2,732,548	(19,958)

					9,370,624	9,368,664	(1,960)

	UBS AG	5,734,933	Chinese Yuan Renminbi	4/11/12	897,030	890,697	(6,333)
	UBS AG	4,473,000	Chinese Yuan Renminbi	4/11/12	700,000	694,706	(5,294)
	UBS AG	1,605,020	Euro	7/14/11	2,356,169	2,326,936	(29,233)
	UBS AG	1,619,722	Euro	7/22/11	2,311,619	2,347,729	36,110
	UBS AG	970,480	Euro	8/04/11	1,392,328	1,406,167	13,839
	UBS AG	115,805,079	Japanese Yen	7/01/11	1,433,231	1,438,483	5,252
	UBS AG	115,805,079	Japanese Yen	8/05/11	1,433,160	1,438,698	5,538
	UBS AG	6,654,635	Norwegian Krone	7/15/11	1,234,993	1,232,694	(2,299)
	UBS AG	684,030,000	South Korean Won	7/07/11	632,775	640,608	7,833
	UBS AG	684,030,000	South Korean Won	8/08/11	638,683	639,345	662

					13,029,988	13,056,063	26,075

					$44,910,638	$45,089,191	$178,553

SELLS
	Bank of America N.A.	800,790	Euro	7/01/11	$1,154,515	$1,161,265	$(6,750)
	Bank of America N.A.	2,876,341	South African Rand	7/29/11	419,359	423,925	(4,566)

					1,573,874	1,585,190	(11,316)

	Credit Suisse Securities LLC	798,600	Euro	7/01/11	1,135,301	1,158,090	(22,789)
	Credit Suisse Securities LLC	296,155	British Pound	7/15/11	473,738	475,256	(1,518)
	Credit Suisse Securities LLC	9,129,900	Mexican Peso	9/08/11	746,529	775,307	(28,778)
	Credit Suisse Securities LLC	8,897,880	Mexican Peso	9/22/11	731,012	754,635	(23,623)

					3,086,580	3,163,288	(76,708)

	Deutsche Bank AG	32,076,825	Japanese Yen	7/01/11	396,843	398,445	(1,602)
	Deutsche Bank AG	1,278,905,000	South Korean Won	7/07/11	1,196,356	1,197,721	(1,365)

					1,593,199	1,596,166	(2,967)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
SELLS (Continued)
HSBC Bank PLC	5,438,000	Malaysian Ringgit	9/15/11	$1,790,229	$1,791,367	$(1,138)
HSBC Bank PLC	925,402	Malaysian Ringgit	9/28/11	303,819	304,557	(738)

				2,094,048	2,095,924	(1,876)

JP Morgan Chase Bank	2,213,493	Swiss Franc	7/01/11	2,651,843	2,632,761	19,082
JP Morgan Chase Bank	424,228	Swiss Franc	7/14/11	500,000	504,608	(4,608)

				3,151,843	3,137,369	14,474

UBS AG	115,805,079	Japanese Yen	7/01/11	1,432,877	1,438,483	(5,606)
UBS AG	684,030,000	South Korean Won	7/07/11	639,878	640,608	(730)
UBS AG	1,045,300	Euro	7/14/11	1,489,553	1,515,462	(25,909)
UBS AG	23,400,940	Mexican Peso	8/11/11	1,901,757	1,992,194	(90,437)
UBS AG	4,462,180	Mexican Peso	9/22/11	363,497	378,440	(14,943)

				5,827,562	5,965,187	(137,625)

				$17,327,106	$17,543,124	$(216,018)

Cross Currency Forwards
Credit Suisse Securities LLC	1,130,998	USD/Swiss Franc	7/08/11	$1,352,868	$1,345,248	$(7,620)
	925,530	Euro/USD	7/08/11	1,352,868	1,342,045	10,823

					$2,687,293	$3,203

UBS AG	1,683,011	USD/Swiss Franc	7/08/11	$2,013,171	$2,001,832	$(11,339)
	1,376,910	Euro/USD	7/08/11	2,013,171	1,996,559	16,612

					$3,998,391	$5,273

UBS AG	1,421,307	USD/Swiss Franc	7/21/11	$1,697,488	$1,690,678	$(6,810)
	1,166,880	Euro/USD	7/21/11	1,697,488	1,691,397	6,091

					$3,382,075	$(719)

Diversified International Fund
BUYS
Citibank N.A.	363,107	British Pound	7/13/11	$580,919	$582,712	$1,793
Citibank N.A.	3,827,000	British Pound	7/15/11	6,302,483	6,141,393	(161,090)
Citibank N.A.	306,985	Euro	7/13/11	438,309	445,075	6,766
Citibank N.A.	18,762,710	Japanese Yen	7/13/11	231,917	233,072	1,155

				7,553,628	7,402,252	(151,376)

Credit Suisse Securities LLC	31,919,850	Japanese Yen	7/13/11	394,974	396,511	1,537

Deutsche Bank AG	5,072,000	British Pound	7/15/11	8,348,842	8,139,313	(209,529)
Deutsche Bank AG	6,490,000	Canadian Dollar	7/15/11	6,695,208	6,727,536	32,328

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
BUYS (Continued)
Deutsche Bank AG	6,680,000	Swiss Franc	7/15/11	$7,573,267	$7,945,744	$372,477

				22,617,317	22,812,593	195,276

Goldman Sachs & Co.	1,760,000	Australian Dollar	7/15/11	1,854,459	1,885,298	30,839
Goldman Sachs & Co.	1,176,000	New Zealand Dollar	7/15/11	912,294	973,658	61,364

				2,766,753	2,858,956	92,203

Royal Bank of Canada	43,845,000	Norwegian Krone	7/15/11	8,040,145	8,121,776	81,631
Royal Bank of Canada	29,001,000	Swedish Krona	7/15/11	4,636,985	4,582,350	(54,635)

				12,677,130	12,704,126	26,996

Royal Bank of Scotland PLC	8,019,000	Euro	7/15/11	11,583,525	11,625,515	41,990
Royal Bank of Scotland PLC	1,148,000	New Zealand Dollar	7/15/11	890,423	950,476	60,053

				12,473,948	12,575,991	102,043

Standard Chartered Bank	413,120,000	Japanese Yen	7/15/11	5,064,824	5,131,855	67,031

State Street Bank and Trust Co.	1,844,000	British Pound	7/15/11	3,002,094	2,959,166	(42,928)
State Street Bank and Trust Co.	5,321,000	Canadian Dollar	7/15/11	5,436,915	5,515,750	78,835
State Street Bank and Trust Co.	367,058,000	Japanese Yen	7/15/11	4,499,032	4,559,664	60,632
State Street Bank and Trust Co.	2,859,000	Swiss Franc	7/15/11	3,164,571	3,400,731	236,160

				16,102,612	16,435,311	332,699

UBS AG	17,999,783	Hong Kong Dollar	7/13/11	2,312,655	2,313,189	534
UBS AG	131,029,000	Japanese Yen	7/15/11	1,606,387	1,627,667	21,280
UBS AG	3,011,000	New Zealand Dollar	7/15/11	2,367,700	2,492,930	125,230
UBS AG	19,541,000	Swedish Krona	7/15/11	3,123,322	3,087,608	(35,714)
UBS AG	1,157,000	Swiss Franc	7/15/11	1,307,503	1,376,231	68,728

				10,717,567	10,897,625	180,058

Westpac Banking Corp.	7,608,000	Australian Dollar	7/15/11	7,910,545	8,149,630	239,085
Westpac Banking Corp.	1,362,895	Euro	7/13/11	1,952,377	1,975,961	23,584

				9,862,922	10,125,591	262,669

				$100,231,675	$101,340,811	$1,109,136

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS
	Barclays Bank PLC	804,543	Euro	7/13/11	$1,142,851	$1,166,447	$(23,596)

	Citibank N.A.	3,827,000	British Pound	7/15/11	6,221,940	6,141,394	80,546
	Citibank N.A.	242,422	Euro	7/13/11	343,418	351,470	(8,052)

					6,565,358	6,492,864	72,494

	Credit Suisse Securities LLC	710,733	Euro	7/13/11	1,007,201	1,030,440	(23,239)

	Deutsche Bank AG	5,072,000	British Pound	7/15/11	8,221,560	8,139,313	82,247
	Deutsche Bank AG	11,183,000	Canadian Dollar	7/15/11	11,589,682	11,592,302	(2,620)
	Deutsche Bank AG	2,571,000	Swiss Franc	7/15/11	3,014,068	3,058,160	(44,092)

					22,825,310	22,789,775	35,535

	Goldman Sachs & Co.	1,760,000	Australian Dollar	7/15/11	1,868,865	1,885,298	(16,433)
	Goldman Sachs & Co.	1,176,000	New Zealand Dollar	7/15/11	966,566	973,658	(7,092)

					2,835,431	2,858,956	(23,525)

	Royal Bank of Canada	722,521	Euro	7/13/11	1,041,950	1,047,530	(5,580)
	Royal Bank of Canada	41,537,000	Norwegian Krone	7/15/11	7,691,752	7,694,246	(2,494)
	Royal Bank of Canada	29,001,000	Swedish Krona	7/15/11	4,688,167	4,582,350	105,817

					13,421,869	13,324,126	97,743

	Royal Bank of Scotland PLC	1,449,000	Euro	7/15/11	2,087,024	2,100,682	(13,658)
	Royal Bank of Scotland PLC	1,148,000	New Zealand Dollar	7/15/11	944,000	950,476	(6,476)
	Royal Bank of Scotland PLC	6,968,000	Swiss Franc	7/15/11	7,770,975	8,288,315	(517,340)

					10,801,999	11,339,473	(537,474)

	Standard Chartered Bank	413,120,000	Japanese Yen	7/15/11	4,917,124	5,131,855	(214,731)

	State Street Bank and Trust Co.	1,844,000	British Pound	7/15/11	2,964,267	2,959,167	5,100
	State Street Bank and Trust Co.	628,000	Canadian Dollar	7/15/11	643,245	650,985	(7,740)
	State Street Bank and Trust Co.	5,487,000	Euro	7/15/11	7,770,305	7,954,757	(184,452)
	State Street Bank and Trust Co.	367,058,000	Japanese Yen	7/15/11	4,426,866	4,559,664	(132,798)
	State Street Bank and Trust Co.	2,308,000	Norwegian Krone	7/15/11	412,055	427,530	(15,475)

					16,216,738	16,552,103	(335,365)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
UBS AG	1,083,000	Euro	7/15/11	$1,534,134	$1,570,075	$(35,941)
UBS AG	131,029,000	Japanese Yen	7/15/11	1,589,647	1,627,667	(38,020)
UBS AG	3,011,000	New Zealand Dollar	7/15/11	2,473,817	2,492,930	(19,113)
UBS AG	19,541,000	Swedish Krona	7/15/11	3,157,762	3,087,608	70,154
UBS AG	1,157,000	Swiss Franc	7/15/11	1,356,701	1,376,232	(19,531)

				10,112,061	10,154,512	(42,451)

Westpac Banking Corp.	7,608,000	Australian Dollar	7/15/11	8,074,827	8,149,630	(74,803)

				$97,920,769	$98,990,181	$(1,069,412)

Cross Currency Forwards
UBS AG	10,502,520	USD/Australian Dollar	7/13/11	$11,134,775	$11,253,067	$118,292
	6,830,685	British Pound/USD	7/13/11	11,134,775	10,961,839	172,936

					$22,214,906	$291,228

UBS AG	8,512,687	USD/Hong Kong Dollar	7/13/11	$1,093,375	$1,093,983	$608
	1,059,523	Canadian Dollar/USD	7/13/11	1,093,375	1,098,357	(4,982)

					$2,192,340	$(4,374)

UBS AG	1,413,699	USD/Singapore Dollar	7/13/11	$1,144,001	$1,150,945	$6,944
	794,164	Euro/USD	7/13/11	1,144,001	1,151,400	(7,399)

					$2,302,345	$(455)

UBS AG	1,986,470	USD/Swiss Franc	7/13/11	$2,372,471	$2,362,844	$(9,627)
	1,629,055	Euro/USD	7/13/11	2,372,471	2,361,848	10,623

					$4,724,692	$996

UBS AG	367,405	USD/Swiss Franc	7/13/11	$438,797	$437,017	$(1,780)
	35,076,214	Japanese Yen/USD	7/13/11	438,797	435,719	3,078

					$872,736	$1,298

Overseas Fund
BUYS
Barclays Bank PLC	1,016,775	Euro	7/13/11	$1,459,099	$1,474,148	$15,049
Barclays Bank PLC	92,122,099	Japanese Yen	7/13/11	1,150,260	1,144,347	(5,913)

				2,609,359	2,618,495	9,136

BNP Paribas SA	996,000	New Zealand Dollar	7/15/11	772,836	824,629	51,793

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
Citibank N.A.	281,217	British Pound	7/13/11	$449,906	$451,294	$1,388
Citibank N.A.	3,371,000	British Pound	7/15/11	5,551,521	5,409,626	(141,895)
Citibank N.A.	333,686	Euro	7/13/11	476,432	483,787	7,355

				6,477,859	6,344,707	(133,152)

Credit Suisse Securities LLC	210,938	British Pound	7/13/11	341,551	338,512	(3,039)

Deutsche Bank AG	4,236,000	British Pound	7/15/11	6,972,731	6,797,738	(174,993)
Deutsche Bank AG	5,651,000	Canadian Dollar	7/15/11	5,829,680	5,857,829	28,149
Deutsche Bank AG	5,712,000	Swiss Franc	7/15/11	6,475,823	6,794,325	318,502

				19,278,234	19,449,892	171,658

Goldman Sachs & Co.	1,502,000	Australian Dollar	7/15/11	1,582,612	1,608,931	26,319

Royal Bank of Canada	34,229,000	Norwegian Krone	7/15/11	6,276,796	6,340,524	63,728
Royal Bank of Canada	23,403,000	Swedish Krona	7/15/11	3,741,918	3,697,829	(44,089)

				10,018,714	10,038,353	19,639

Royal Bank of Scotland PLC	6,149,000	Euro	7/15/11	8,882,292	8,914,489	32,197
Royal Bank of Scotland PLC	1,075,000	New Zealand Dollar	7/15/11	833,802	890,036	56,234

				9,716,094	9,804,525	88,431

Societe Generale	187,617	British Pound	7/13/11	301,996	301,087	(909)

Standard Chartered Bank	297,866,000	Japanese Yen	7/15/11	3,651,818	3,700,148	48,330

State Street Bank and Trust Co.	1,788,000	British Pound	7/15/11	2,911,117	2,869,300	(41,817)
State Street Bank and Trust Co.	4,225,000	Canadian Dollar	7/15/11	4,317,040	4,379,637	62,597
State Street Bank and Trust Co.	92,000,000	Japanese Yen	7/01/11	1,136,462	1,142,786	6,324
State Street Bank and Trust Co.	197,863,000	Japanese Yen	7/15/11	2,425,208	2,457,891	32,683
State Street Bank and Trust Co.	700,000	Norwegian Krone	7/15/11	128,449	129,667	1,218
State Street Bank and Trust Co.	2,800,000	Swiss Franc	7/06/11	3,343,443	3,330,379	(13,064)
State Street Bank and Trust Co.	2,609,000	Swiss Franc	7/15/11	2,887,851	3,103,360	215,509

				17,149,570	17,413,020	263,450

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
Toronto Dominion Bank	245,566	Euro	7/13/11	$352,525	$356,028	$3,503

UBS AG	532,421	Euro	7/13/11	760,585	771,919	11,334
UBS AG	232,802,000	Japanese Yen	7/15/11	2,854,102	2,891,910	37,808
UBS AG	2,015,000	New Zealand Dollar	7/15/11	1,584,495	1,668,301	83,806
UBS AG	16,039,000	Swedish Krona	7/15/11	2,563,582	2,534,268	(29,314)
UBS AG	1,942,829	Swiss Franc	7/13/11	2,304,934	2,310,934	6,000
UBS AG	751,000	Swiss Franc	7/15/11	848,690	893,301	44,611

				10,916,388	11,070,633	154,245

Westpac Banking Corp.	5,829,000	Australian Dollar	7/15/11	6,059,851	6,243,979	184,128

				$89,229,407	$90,112,939	$883,532

SELLS
Barclays Bank PLC	638,166	Euro	7/13/11	$906,514	$925,230	$(18,716)

BNP Paribas SA	996,000	New Zealand Dollar	7/15/11	818,523	824,629	(6,106)

Citibank N.A.	3,371,000	British Pound	7/15/11	5,481,776	5,409,626	72,150

Credit Suisse Securities LLC	562,410	Euro	7/13/11	797,008	815,397	(18,389)

Deutsche Bank AG	4,236,000	British Pound	7/15/11	6,866,429	6,797,738	68,691
Deutsche Bank AG	8,599,000	Canadian Dollar	7/15/11	8,911,712	8,913,727	(2,015)
Deutsche Bank AG	2,627,000	Swiss Franc	7/15/11	3,079,719	3,124,771	(45,052)

				18,857,860	18,836,236	21,624

Goldman Sachs & Co.	1,502,000	Australian Dollar	7/15/11	1,594,906	1,608,932	(14,026)

Royal Bank of Canada	573,066	Euro	7/13/11	826,420	830,846	(4,426)
Royal Bank of Canada	34,229,000	Norwegian Krone	7/15/11	6,338,469	6,340,524	(2,055)
Royal Bank of Canada	23,403,000	Swedish Krona	7/15/11	3,783,220	3,697,829	85,391

				10,948,109	10,869,199	78,910

Royal Bank of Scotland PLC	678,000	Euro	7/15/11	976,022	982,928	(6,906)
Royal Bank of Scotland PLC	1,075,000	New Zealand Dollar	7/15/11	883,973	890,036	(6,063)
Royal Bank of Scotland PLC	5,694,000	Swiss Franc	7/15/11	6,350,163	6,772,914	(422,751)

				8,210,158	8,645,878	(435,720)

Standard Chartered Bank	297,866,000	Japanese Yen	7/15/11	3,545,323	3,700,148	(154,825)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
State Street Bank and Trust Co.	615,000	Australian Dollar	8/12/11	$534,312	$656,457	$(122,145)
State Street Bank and Trust Co.	400,000	Australian Dollar	9/12/11	351,268	425,306	(74,038)
State Street Bank and Trust Co.	1,013,000	Australian Dollar	9/16/11	939,276	1,076,552	(137,276)
State Street Bank and Trust Co.	4,202,000	Australian Dollar	9/21/11	4,253,203	4,462,843	(209,640)
State Street Bank and Trust Co.	1,788,000	British Pound	7/15/11	2,874,246	2,869,300	4,946
State Street Bank and Trust Co.	1,277,000	Canadian Dollar	7/15/11	1,308,000	1,323,739	(15,739)
State Street Bank and Trust Co.	4,476,000	Euro	7/15/11	6,338,598	6,489,064	(150,466)
State Street Bank and Trust Co.	7,090,000	Euro	3/21/12	10,162,310	10,199,164	(36,854)
State Street Bank and Trust Co.	92,000,000	Japanese Yen	7/01/11	1,046,394	1,142,786	(96,392)
State Street Bank and Trust Co.	197,863,000	Japanese Yen	7/15/11	2,386,307	2,457,891	(71,584)
State Street Bank and Trust Co.	173,000,000	Japanese Yen	7/20/11	1,991,229	2,149,091	(157,862)
State Street Bank and Trust Co.	155,000,000	Japanese Yen	8/03/11	1,798,499	1,925,616	(127,117)
State Street Bank and Trust Co.	201,000,000	Japanese Yen	8/15/11	2,366,098	2,497,255	(131,157)
State Street Bank and Trust Co.	396,000,000	Japanese Yen	9/07/11	4,723,001	4,920,613	(197,612)
State Street Bank and Trust Co.	157,000,000	Japanese Yen	9/16/11	1,919,738	1,950,973	(31,235)
State Street Bank and Trust Co.	751,000,000	Japanese Yen	9/21/11	9,303,283	9,332,691	(29,408)
State Street Bank and Trust Co.	700,000	Norwegian Krone	7/15/11	124,973	129,667	(4,694)
State Street Bank and Trust Co.	10,465,000	Swedish Krona	12/21/11	1,635,712	1,638,212	(2,500)
State Street Bank and Trust Co.	2,800,000	Swiss Franc	7/06/11	2,651,264	3,330,379	(679,115)
State Street Bank and Trust Co.	2,080,000	Swiss Franc	7/19/11	2,006,966	2,474,181	(467,215)
State Street Bank and Trust Co.	1,900,000	Swiss Franc	8/03/11	1,827,661	2,260,264	(432,603)
State Street Bank and Trust Co.	20,785,000	Swiss Franc	3/21/12	24,525,913	24,780,327	(254,414)

				85,068,251	88,492,371	(3,424,120)

UBS AG	995,000	Euro	7/15/11	1,409,477	1,442,497	(33,020)
UBS AG	232,802,000	Japanese Yen	7/15/11	2,781,207	2,891,910	(110,703)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
UBS AG	2,015,000	New Zealand Dollar	7/15/11	$1,655,510	$1,668,301	$(12,791)
UBS AG	16,039,000	Swedish Krona	7/15/11	2,591,850	2,534,268	57,582
UBS AG	751,000	Swiss Franc	7/15/11	880,624	893,301	(12,677)

				9,318,668	9,430,277	(111,609)

Westpac Banking Corp.	5,829,000	Australian Dollar	7/15/11	6,186,667	6,243,979	(57,312)

				$151,733,763	$155,801,902	$(4,068,139)

Cross Currency Forwards
UBS AG	8,412,430	USD/Australian Dollar	7/13/11	$8,918,860	$9,013,611	$94,751
	5,471,321	British Pound/USD	7/13/11	8,918,860	8,780,340	138,520

					$17,793,951	$233,271

UBS AG	243,162	USD/British Pound	7/13/11	$392,634	$390,225	$(2,409)
	275,666	Euro/USD	7/13/11	392,634	399,668	(7,034)

					$789,893	$(9,443)

UBS AG	915,558	USD/Hong Kong Dollar	7/13/11	$117,595	$117,660	$65
	71,802	British Pound/USD	7/13/11	117,595	115,227	2,368

					$232,887	$2,433

UBS AG	6,716,448	USD/Hong Kong Dollar	7/13/11	$862,665	$863,144	$479
	835,956	Canadian Dollar/ USD	7/13/11	862,665	866,596	(3,930)

					$1,729,740	$(3,451)

UBS AG	11,463,759	USD/Hong Kong Dollar	7/13/11	$1,472,412	$1,473,231	$819
	1,018,083	Euro/USD	7/13/11	1,472,412	1,476,044	(3,632)

					$2,949,275	$(2,813)

UBS AG	911,413	USD/Hong Kong Dollar	7/13/11	$117,062	$117,128	$66
	9,423,236	Japanese Yen/USD	7/13/11	117,062	117,056	6

					$234,184	$72

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
UBS AG	1,140,523	USD/Singapore Dollar	7/13/11	$922,940	$928,541	$5,601
	640,703	Euro/USD	7/13/11	922,940	928,909	(5,969)

					$1,857,450	$(368)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
17	German Euro Bund	9/8/11	$3,093,401	$(15,914)
245	90 Day Eurodollar	9/19/11	61,038,688	21,031
139	U.S. Treasury Note 2 Year	9/30/11	30,488,781	67,143

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (continued)
549	90 Day Eurodollar	12/19/11	$136,673,550	$100,655
2,861	90 Day Eurodollar	3/19/12	711,781,037	2,942,115
43	3 Month EURIBOR	6/18/12	15,269,532	28,992
3,067	90 Day Eurodollar	6/18/12	762,034,487	2,902,568
43	3 Month EURIBOR	9/17/12	15,257,061	36,134
1,074	90 Day Eurodollar	9/17/12	266,298,300	169,398
43	3 Month EURIBOR	12/17/12	15,239,913	39,269
342	90 Day Eurodollar	12/17/12	84,585,150	(81,486)
43	3 Month EURIBOR	3/18/13	15,225,883	40,067
530	90 Day Eurodollar	3/18/13	130,751,000	(139,596)
141	90 Day Eurodollar	6/17/13	34,691,288	(88,923)
120	90 Day Eurodollar	9/16/13	29,446,500	(56,833)
62	90 Day Eurodollar	12/16/13	15,172,175	(28,346)
104	90 Day Eurodollar	3/17/14	25,383,800	(55,643)
20	90 Day Eurodollar	6/16/14	4,868,500	(9,597)

				$5,871,034

SELLS
22	U.S. Treasury Note 10 Year	9/21/11	$2,691,219	$(29,238)

Strategic Bond Fund
BUYS
34	3 Month EURIBOR	9/19/11	$12,113,027	$14,501
146	Ultra Long U.S. Treasury Bond	9/21/11	18,432,500	(168,227)
4	3 Month EURIBOR	3/19/12	1,421,582	6,671

				$(147,055)

SELLS
108	U.S. Treasury Bond 30 Year	9/21/11	$13,287,375	$99,672
277	U.S. Treasury Note 10 Year	9/21/11	33,884,891	(188,178)
52	U.S. Treasury Note 2 Year	9/30/11	11,405,875	(23,187)
67	U.S. Treasury Note 5 Year	9/30/11	7,986,086	47,899

				$(63,794)

Strategic Balanced Fund
BUYS
3	DJ Euro Stoxx 50 Index	9/16/11	$123,901	$2,914
1	FTSE 100 Index	9/16/11	94,732	1,942
4	3 Month EURIBOR	9/19/11	1,425,062	1,305
5	Ultra Long U.S. Treasury Bond	9/21/11	631,250	(7,430)

				$(1,269)

SELLS
28	U.S. Treasury Note 10 Year	9/21/11	$3,425,188	$(23,100)
6	U.S. Treasury Note 2 Year	9/30/11	1,316,062	(2,594)
11	U.S. Treasury Note 5 Year	9/30/11	1,311,148	4,318

				$(21,376)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund
BUYS
8	MSCI Taiwan Index	7/28/11	$236,960	$2,930

SELLS
20	S&P 500 Index	9/15/11	$6,577,500	$(221,790)
5	DJ Euro Stoxx 50 Index	9/16/11	206,501	(7,152)
94	Russell 2000 Mini Index	9/16/11	7,758,760	(413,271)

				$(642,213)

Indexed Equity Fund
BUYS
184	S&P 500 Index	9/15/11	$60,513,000	$1,251,726

NASDAQ-100 Fund
BUYS
5	NASDAQ-100 E Mini Index	9/16/11	$232,100	$7,264

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an

Notes to Financial Statements (Unaudited) (Continued)

upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,500,000	USD	6/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.NA.EM.13 (PIMCO Rating: BA+)**	$(4,556)	$165,700	$161,144
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	(5,572)	113,000	107,428
15,100,000	USD	12/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(175,103)	1,932,800	1,757,697
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(35,041)	83,717	48,676
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(4,895)	11,950	7,055
10,600,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	United Mexican States (PIMCO Rating: BAA+)**	15,376	(51,149)	(35,773)
20,700,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(7,167)	(90,235)	(97,402)
800,000	USD	3/20/16	Barclays Bank PLC	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	4,821	(31,136)	(26,315)
11,600,000	USD	6/20/16	Barclays Bank PLC	Sell††	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(80,901)	150,653	69,752
7,400,000	USD	6/20/16	Barclays Bank PLC	Sell††	5.000%	CDX.NA.HY.16 (PIMCO Rating: B)**	81,305	(27,750)	53,555

							(211,733)	2,257,550	2,045,817

14,800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell††	1.000%	CDX.NA.IG.16 (PIMCO Rating: BAA+)**	(38,113)	70,770	32,657
6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell††	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(30,384)	(8,878)	(39,262)

							(68,497)	61,892	(6,605)

1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell††	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(5,160)	23,194	18,034
1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell††	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(4,981)	23,015	18,034
300,000	USD	12/20/15	Goldman Sachs & Co.	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	(729)	(5,883)	(6,612)
5,200,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	67,016	(195,801)	(128,785)
200,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	1,116	(7,694)	(6,578)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(2,804)	(26,582)	(29,386)
2,600,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	8,700	(94,224)	(85,524)
3,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell††	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(38,177)	(182,213)	(220,390)
1,000,000	USD	6/20/16	Goldman Sachs & Co.	Sell††	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(17,109)	(60,347)	(77,456)
1,000,000	USD	6/20/16	Goldman Sachs & Co.	Sell††	1.000%	Republic of Italy (PIMCO Rating: AA)**	(15,914)	(19,704)	(35,618)
3,700,000	USD	6/20/16	Goldman Sachs & Co.	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	(5,108)	(96,633)	(101,741)
1,600,000	USD	6/20/16	Goldman Sachs & Co.	Sell††	1.000%	Japan Government (PIMCO Rating: AA)**	(9,014)	16,292	7,278

							(22,164)	(626,580)	(648,744)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund (continued)*
Credit Default Swaps (continued)
200,000	USD	12/20/15	JP Morgan Chase Bank	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	$(3,119)	$26,400	$23,281
6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell††	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	(7,175)	(159,291)	(166,466)

							(10,294)	(132,891)	(143,185)

700,000	USD	12/20/15	Royal Bank of Scotland PLC	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	(1,531)	(13,898)	(15,429)
1,000,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell††	0.250%	French Republic (PIMCO Rating: AAA)**	8,820	(33,587)	(24,767)

							7,289	(47,485)	(40,196)

1,000,000	USD	9/20/15	UBS AG	Sell††	1.000%	United Mexican States (PIMCO Rating: BAA+)**	13,200	(14,147)	(947)
800,000	USD	12/20/15	UBS AG	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(17,927)	111,050	93,123
14,300,000	USD	6/20/16	UBS AG	Sell††	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	29,874	(140,928)	(111,054)

							25,147	(44,025)	(18,878)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
62,400,000	BRL	1/02/12	Barclays Bank PLC	Floating Rate BRL-CDI	Fixed 10.835%	$190,086	$202,781	$392,867
60,600,000	EUR	9/21/21	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 3.500%	(692,013)	824,286	132,273
4,500,000	USD	6/15/41	Barclays Bank PLC	Fixed 4.250%	3-Month USD-LIBOR	(185,376)	38,214	(147,162)

						(687,303)	1,065,281	377,978

2,300,000	EUR	9/21/21	Credit Suisse Securities LLC	6-Month EUR-EURIBOR	Fixed 3.500%	10,456	(5,436)	5,020
1,900,000	USD	12/21/41	Credit Suisse Securities LLC	Fixed 4.000%	3-Month USD-LIBOR-BBA	33,703	23,275	56,978

						44,159	17,839	61,998

16,700,000	EUR	9/21/21	Goldman Sachs & Co.	6-Month EUR-EURIBOR	Fixed 3.500%	269,788	(233,337)	36,451
1,900,000	USD	6/15/41	Goldman Sachs & Co.	Fixed 4.250%	3-Month USD-LIBOR-BBA	(116,336)	54,200	(62,136)

						153,452	(179,137)	(25,685)

200,000	USD	6/15/21	JP Morgan Chase Bank	Fixed 3.500%	3-Month USD-LIBOR-BBA	(3,428)	(948)	(4,376)
10,400,000	USD	6/15/41	JP Morgan Chase Bank	Fixed 4.250%	3-Month USD-LIBOR-BBA	(160,936)	(179,178)	(340,114)

						(164,364)	(180,126)	(344,490)

93,300,000	USD	6/15/41	Royal Bank of Scotland PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(5,532,457)	2,481,240	(3,051,217)

200,000	USD	6/15/21	UBS AG	Fixed 3.500%	3-Month USD-LIBOR-BBA	(4,290)	(86)	(4,376)
9,400,000	USD	6/15/41	UBS AG	Fixed 4.250%	3-Month USD-LIBOR-BBA	(520,511)	213,100	(307,411)

						(524,801)	213,014	(311,787)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund***
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell***	1.870%	The AES Corp. (Moody’s Rating: B1; S&P Rating: BB-)	$6,196	$-	$6,196
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell***	2.620%	HCA Inc. (Moody’s Rating: B3; S&P Rating: B-)	14,389	-	14,389

							20,585	-	20,585

100,000	USD	9/20/12	Goldman Sachs & Co.	Sell***	3.240%	Energy Future Holdings Corp. (Moody’s Rating: Ca2; S&P Rating: D)	(7,468)	-	(7,468)

1,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell***	2.920%	Ford Motor Credit Co. (Moody’s Rating: Ba2; S&P Rating: BB-)	14,729	-	14,729

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
2,460,000	USD	2/15/25	Morgan Stanley & Co.	Notional amount at expiration date	Floating notional amount + compounded 3-Month USD-LIBOR-BBA at expiration date	$(183,714)	$-	$(183,714)
3,740,000	USD	11/15/27	Morgan Stanley & Co.	Notional amount at expiration date	Floating notional amount + compounded 3-Month USD-LIBOR-BBA at expiration date	(244,111)	-	(244,111)

						(427,825)	-	(427,825)

Total Return Swaps
200,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	(976)	-	(976)
110,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	(537)	-	(537)
10,000	USD	10/01/11	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute Value of TRXCMBS Index if positive	(23)	-	(23)
766,213	USD	1/12/39	Morgan Stanley & Co.	1-Month USD- LIBOR-BBA	IOS.FN30.550.08	4,456	(2,491)	1,965
624,503	USD	1/12/41	Morgan Stanley & Co.	1-Month USD- LIBOR-BBA	IOS.FN30.500.10	5,924	(1,085)	4,839

						8,844	(3,576)	5,268

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund
Credit Default Swaps
13,000	USD	10/12/52	Bank of America Securities LLC	Sell	0.100%	CMBX 1 2006-1 AAA (Moody’s Rating: Aaa; S&P Rating: AA+)	$14	$(487)	$(473)

30,000	USD	2/17/51	Barclays Bank PLC	Buy	(0.500)%	CMBX.NA.AM.4	1,416	3,150	4,566

50,000	USD	12/13/49	Credit Suisse Securities LLC	Sell	0.500%	CMBX.NA.AM.3 (Moody’s Rating: A1; S&P Rating: BBB)	(1,895)	(4,625)	(6,520)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
80,000	USD	10/12/52	Credit Suisse Securities LLC	Sell	0.500%	CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	$(1,722)	$(3,550)	$(5,272)
18,000	USD	10/12/52	Credit Suisse Securities LLC	Sell	0.100%	CMBX 1 2006-1 AAA (Moody’s Rating: Aaa; S&P Rating: AA+)	155	(810)	(655)
50,000	USD	10/12/52	Credit Suisse Securities LLC	Sell	0.500%	CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	2,236	(5,531)	(3,295)
50,000	USD	3/15/49	Credit Suisse Securities LLC	Buy	(0.070)%	CMBX 2 2006-2 AAA	185	2,125	2,310
51,000	USD	3/15/49	Credit Suisse Securities LLC	Buy	(0.070)%	CMBX 2 2006-2 AAA	14	2,343	2,357
30,000	USD	12/13/49	Credit Suisse Securities LLC	Buy	(0.080)%	CMBX 3 2007-1 AAA	167	1,593	1,760

							(860)	(8,455)	(9,315)

40,000	USD	6/20/18	Deutsche Bank	Sell	1.000%	MetLife, Inc. (Moody’s Rating: A3; S&P Rating: A-)	(290)	(1,695)	(1,985)
30,000	USD	2/17/51	Deutsche Bank	Buy	(0.500)%	CMBX.NA.AM.4	(1,659)	6,225	4,566

							(1,949)	4,530	2,581

45,000	USD	3/15/49	Goldman Sachs & Co.	Buy	(0.070)%	CMBX 2 2006-2 AAA	54	2,025	2,079

20,000	USD	2/17/51	Morgan Stanley & Co.	Buy	(0.500)%	CMBX.NA.AM.4	994	2,050	3,044
30,000	USD	10/12/52	Morgan Stanley & Co.	Sell	0.100%	CMBX 1 2006-1 AAA (Moody’s Rating: Aa1; S&P Rating: AA+)	296	(1,387)	(1,091)

							1,290	663	1,953

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
42,567	USD	1/12/39	Barclays Bank PLC	1-Month USD LIBOR BBA	IOS.FN30.550.08	$234	$(125)	$109
89,215	USD	1/12/41	Barclays Bank PLC	1-Month USD LIBOR-BBA	IOS.FN30.500.10	837	(145)	692

						1,071	(270)	801

90,956	USD	1/12/41	Deutsche Bank	1-Month USD LIBOR-BBA	IOS.FN30.450.10	1,079	(442)	637

78,135	USD	1/12/39	Goldman Sachs & Co.	1-Month USD LIBOR-BBA	IOS.FN30.600.08	(323)	911	588

25,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	(122)	-	(122)
42,567	USD	1/12/39	Morgan Stanley & Co.	1-Month USD LIBOR-BBA	IOS.FN30.550.08	247	(138)	109

						125	(138)	(13)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund
Total Return Swaps
1,815	USD	1/11/12	BNP Paribas SA	3 Month USD Libor + 0.380%	MSCI Daily Total Returns Net Emerging Markets Index (NDUEEGF)	$(39,714)	$-	$(39,714)
6,364	USD	9/16/11	BNP Paribas SA	3 Month USD LIBOR - 0.080%	MSCI AC Worlds Net US Index (NDUEACWZ)	32,376	-	32,376

						(7,338)	-	(7,338)

Interest Rate Swaps
2,860,000	USD	5/16/14	Morgan Stanley & Co.	3-Month USD-LIBOR-BBA	Fixed 2.190%	9,110	-	9,110

Deliver		Receive		Expiration Date	Counterparty	(Buy)/Sell	Fixed Rate	Variable Rate	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
356,000	USD	3,039,528,000	IDR	6/03/18	Credit Suisse Securities LLC	(Buy)	8.250%	6-Month USD-LIBOR- BBA	$2,841	$-	$2,841

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
USD	U.S. Dollar

*	Collateral for swap agreements received from Barclays Bank PLC and UBS AG amounted to $3,380,000 and $1,140,000 in cash, respectively, at June 30, 2011; and collateral for swap agreements held by Credit Suisse LLC, Goldman Sachs & Co., JP Morgan Chase Bank, and Royal Bank of Scotland PLC amounted to $270,998, $1,149,992, $460,317, and $2,662,950 in securities, respectively, at June 30, 2011.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements held by Morgan Stanley & Co. amounted to $400,000 in cash at June 30, 2011.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise.

Notes to Financial Statements (Unaudited) (Continued)

Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. A Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. A Fund’s use of structured options may create investment leverage.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$657,500	9/19/11	Eurodollar Futures Put, Strike 99.38	$163,812	$19,725
355,000	3/19/12	Eurodollar Futures Put, Strike 99.00	116,039	19,525
8,200,000	10/11/11	Interest Rate Swaption Straddle USD 1 Year Call, Strike TBD*	41,656	53,072
28,900,000	10/11/11	Interest Rate Swaption Straddle USD 1 Year Call, Strike TBD**	152,598	187,045
17,700,000	11/14/11	Interest Rate Swaption USD 1 Year Put, Strike 0.65**	36,285	14,964
111,200,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00**	166,800	49,921
42,200,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00***	84,400	18,945
20,300,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00**	115,817	110,862
22,600,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75***	85,315	65,146
26,400,000	8/24/11	Interest Rate Swaption USD 10 Year Call, Strike 3.00****	146,400	81,796
65,200,000	10/11/11	Interest Rate Swaption USD 10 Year Call, Strike 3.00***	338,499	359,481
28,400,000	11/14/11	Interest Rate Swaption USD 10 Year Call, Strike 3.00***	235,720	192,487
26,400,000	8/24/11	Interest Rate Swaption USD 10 Year Put, Strike 3.75****	146,400	75,394
65,200,000	10/11/11	Interest Rate Swaption USD 10 Year Put, Strike 4.25***	410,760	128,750
28,400,000	11/14/11	Interest Rate Swaption USD 10 Year Put, Strike 3.75***	393,340	339,145
70,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25***	546,745	358,968
20,600,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	122,227	105,488
16,600,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00***	104,476	59,307
23,100,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*****	209,330	82,530
49,100,000	9/12/11	Interest Rate Swaption USD 5 Year Call, Strike 1.80**	114,567	93,175
1,300,000	11/14/11	Interest Rate Swaption USD 5 Year Call, Strike 1.75****	3,738	2,573
49,100,000	9/12/11	Interest Rate Swaption USD 5 Year Put, Strike 2.50**	225,042	161,322
1,300,000	11/14/11	Interest Rate Swaption USD 5 Year Put, Strike 2.75****	6,500	6,197
4,000,000	8/04/11	U.S. Government Agency TBA Call, Strike 104.53	10,000	4,082
4,000,000	8/04/11	U.S. Government Agency TBA Put, Strike 102.53	12,500	13,621
309,000	7/22/11	U.S. Treasury Notes 5 Year Future Put, Strike 118.00	93,923	65,180
309,000	7/22/11	U.S. Treasury Notes 5 Year Future Call, Strike 120.00	98,098	70,008
21,000	8/26/11	U.S. Treasury Notes 5 Year Future Call, Strike 121.50	4,842	3,117

			$4,185,829	$2,741,826

Strategic Bond Fund
$225,000	7/15/11	Eurodollar Put, Strike 99.00	$4,207	$3,937
115,000	8/12/11	Eurodollar Put, Strike 97.75	3,876	7,763
67,000	8/26/11	U.S. Treasury 30 Year Put, Strike 106.00	3,251	1,047

			$11,334	$12,747

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Balanced Fund
$25,000	7/15/11	Eurodollar Futures Put, Strike 99.00	$467	$437
15,000	8/12/11	Eurodollar Futures Put, Strike 97.75	506	1,013
9,000	8/26/11	U.S. Treasury Note 30 Year Futures Put, Strike 106.00	440	141

			$1,413	$1,591

BlackRock Global Allocation Fund
$13,725	3/16/12	American Eagle Outfitters, Put, Strike 11.75	$13,782	$16,755
34,363	3/16/12	American Eagle Outfitters, Put, Strike 12.00	31,710	46,270
2,981	1/20/12	Beiersdorf AG, Call, Strike 38.00	10,309	2,429
5,217	12/16/11	Beiersdorf AG, Put, Strike 38.00	16,915	3,228
5,100	8/20/11	Broadcom Corp. Class A, Put, Strike 35.00	11,576	12,495
2,600	1/21/12	Cephalon, Inc., Call, Strike 65.00	12,986	39,000
15,200	1/21/12	Cisco Systems, Inc. Call, Strike 17.50	27,661	8,512
14,200	1/19/13	Cisco Systems, Inc. Call, Strike 20.00	15,616	12,070
48,372	9/28/11	China Unicom Hong Kong Ltd., Call, Strike 17.24	3,769	3,185
48,372	10/28/11	China Unicom Hong Kong Ltd., Call, Strike 17.56	3,570	3,559
14,100	8/20/11	Dell, Inc., Call, Strike 16.00	8,602	15,792
9,200	1/21/12	Dell, Inc., Call, Strike 15.00	11,050	23,552
334	9/16/11	DJ Euro Stoxx 50 Index Put, Strike 2,761.62	49,999	24,792
3,200	1/21/12	EOG Resources, Inc., Call, Strike 100.00	23,103	38,080
7,200	7/16/11	General Mills, Inc., Put, Strike 34.00	8,470	72
14,100	8/20/11	JP Morgan Chase Bank Co., Put, Strike 38.00	12,405	9,306
218,417,000	4/30/13	Japanese Yen LIBOR Rate BBA Swaption 10 Year, Put, Strike 3.15	19,687	6,504
1,400	9/17/11	KBR, Inc., Put, Strike 36.00	4,260	2,310
17,000	1/21/12	Kraft Foods, Inc. Class A, Call, Strike 35.00	16,661	26,520
18,697	1/20/12	Kraft Foods, Inc., Call, Strike 34.00	18,727	37,528
46,000	9/17/11	Market Vectors Gold Miners, Put, Strike 48.00	79,113	39,560
32,000	1/21/12	Market Vectors Gold Miners, Put, Strike 40.00	65,288	26,240
18,200	1/21/12	Marvell Technology Group Ltd, Call, Strike 17.50	32,393	11,830
1,100	10/22/11	Mastercard, Inc. Class A, Put, Strike 220.00	6,843	1,705
1,100	10/22/11	Mastercard, Inc. Class A, Put, Strike 285.00	16,301	29,645
5,700	10/22/11	Motorola Mobility Holdings I, Put, Strike 24.00	12,937	15,390
12,845	6/15/12	MXEUG Index, Put, Strike 99.84	98,907	94,796
6,006	6/15/12	MXEUG Index, Put, Strike 98.12	47,586	42,797
114	11/18/11	Nikkei 225 Index, Call, Strike 10,996.49	11,799	10,566
3,100	1/21/12	Plycom, Inc., Call, Strike 32.50	16,495	23,715
21,400	1/19/13	Pultegroup, Inc., Call, Strike 10.00	27,174	21,614
3,404	7/22/11	QEP Resources, Inc., Put, Strike 39.50	3,983	1,279
4,300	8/20/11	S&P 500 Index, Put, Strike 1,200.00	75,870	24,080
16,500	9/17/11	S&P 500 Index, Put, Strike 1,150.00	258,001	103,950
6,800	10/22/11	Sandisk Corp., Call, Strike 46.00	35,834	13,668
52,700	1/21/12	Sara Lee Corp., Call, Strike 19.00	51,106	60,605
2,300	8/20/11	SM Energy Co., Call, Strike 65.00	11,430	19,320
19,900	1/21/12	Symantec Corp., Call, Strike 17.50	32,663	62,685
1,837	9/19/12	Taiwan TWSE Index Put, Strike 7,608.62	34,528	40,524
2,692	9/19/12	Taiwan TWSE Index Put, Strike 7,758.20	56,108	68,886
1,845	6/19/13	Taiwan TWSE Index Put, Strike 7,574.49	56,974	44,438
922	9/18/13	Taiwan TWSE Index Put, Strike 6,957.96	25,115	18,202
1,830	3/20/13	Taiwan Index, Put, Strike 7,557.82	47,030	52,202
948	9/18/13	Taiwan Taiex Index, Put, Strike 7,176.38	29,388	29,388

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (continued)
$1,894	12/18/13	Taiwan Taiex Index, Put, Strike 7,180.59	$62,647	$62,647
6,900	1/21/12	United Technologies Corp., Call, Strike 80.00	35,452	74,727
1,800	1/20/12	Urban Outfitters, Inc., Call, Strike 34.00	5,177	1,428
10,800	9/17/11	Urban Outfitters, Inc., Put, Strike 27.00	17,017	14,040
5,673,000	9/30/11	USD Put Euro Call, Strike 1.51	52,050	41,186
3,100	1/21/12	Valeant Pharmaceuticals Inc., Call, Strike 50.00	20,211	23,250
4,100	7/16/11	Visa, Inc. Class A Shares, Put, Strike 70.00	4,799	328
22,000	10/22/11	Wells Fargo & Co., Put, Strike 24.00	24,195	13,200

			$1,675,272	$1,419,850

*	OTC traded option counterparty JP Morgan Chase Bank.
**	OTC traded option counterparty Goldman Sachs & Co.
***	OTC traded option counterparty Royal Bank of Scotland PLC.
****	OTC traded option counterparty Credit Suisse Securities LLC.
*****	OTC traded option counterparty Barclays Bank PLC.

Transactions in written option contracts during the period ended June 30, 2011, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2010	228,100,363	$1,758,022
Options written	555,402,932	3,549,371
Options terminated in closing purchase transactions	(53,202,560)	(1,121,564)

Options outstanding at June 30, 2011	730,300,735	$4,185,829

Strategic Bond Fund
Options outstanding at December 31, 2010	102	$61,834
Options written	330	53,637
Options terminated in closing purchase transactions	(149)	(72,216)
Options expired	(80)	(31,921)

Options outstanding at June 30, 2011	203	$11,334

Strategic Balanced Fund
Options outstanding at December 31, 2010	13	$7,939
Options written	38	5,367
Options terminated in closing purchase transactions	(16)	(7,694)
Options exercised	(10)	(4,199)

Options outstanding at June 30, 2011	25	$1,413

BlackRock Global Allocation Fund
Options outstanding at December 31, 2010	34,100	$346,934
Options written	224,383,915	1,866,122
Options terminated in closing purchase transactions	(41,937)	(360,505)
Options expired	(73,861)	(44,411)
Options exercised	(206)	(132,868)

Options outstanding at June 30, 2011	224,302,011	$1,675,272

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-

Notes to Financial Statements (Unaudited) (Continued)

delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund, Strategic Bond Fund, and Strategic Balanced Fund had dollar roll transactions during the period ended June 30, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

Notes to Financial Statements (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2011, the Funds had no unfunded loan commitments.

Notes to Financial Statements (Unaudited) (Continued)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at June 30, 2011:

Description	Value
PIMCO Total Return Fund
Agreement with Greenwich, dated 6/16/11, 0.400%, to be repurchased on demand until 12/31/20 at value plus accrued interest.	$2,586,000

Average balance outstanding	$106,274
Average interest rate	(0.41)%
Maximum balance outstanding	$2,586,000
Weighted average maturity	15 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

Notes to Financial Statements (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The PIMCO Total Return Fund and BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to

Notes to Financial Statements (Unaudited) (Continued)

federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

PIMCO Total Return Fund	0.35%
Strategic Bond Fund*	0.55% of the first $200 million,
0.45% of any excess over $200 million
Strategic Balanced Fund	0.60%
BlackRock Global Allocation Fund	0.80%
Diversified Value Fund*	0.50% of the first $500 million,
0.45% of any excess over $500 million
Fundamental Value Fund*	0.65% of the first $1.25 billion,
0.625% of the next $250 million,
0.60% of any excess over $1.5 billion
Value Equity Fund	0.70%
Large Cap Value Fund*	0.65% of the first $750 million,
0.60% of any excess over $750 million,
Indexed Equity Fund*	0.10% of the first $2.5 billion,
0.08% of the next $2.5 billion,
0.05% of any excess over $5 billion
Core Opportunities Fund	0.70%
Blue Chip Growth Fund*	0.65% of the first $750 million,
0.60% of any excess over $750 million
Large Cap Growth Fund	0.65%
Growth Opportunities Fund	0.73%
NASDAQ-100 Fund	0.15%
Focused Value Fund*	0.69% of the first $1 billion,
0.64% of any excess over $1 billion
Mid-Cap Value Fund	0.70%
Small Cap Value Equity Fund	0.75%
Small Company Value Fund	0.85%
Mid Cap Growth Equity Fund	0.70%
Mid Cap Growth Equity II Fund*	0.75% of the first $2 billion,
0.70% of any excess over $2 billion

Notes to Financial Statements (Unaudited) (Continued)

Small Cap Growth Equity Fund	0.82%
Small Company Growth Fund	0.85%
Diversified International Fund	0.90%
Overseas Fund*	1.00% of the first $750 million,
0.975% of the next $500 million,
0.95% of any excess over $1.25 billion

*	Prior to June 1, 2011, the investment management fees were as follows:

Strategic Bond Fund	0.55%
Diversified Value Fund	0.50%
Fundamental Value Fund	0.65%
Large Cap Value Fund	0.65% of the first $1.5 billion,
0.60% of any excess over $1.5 billion
Indexed Equity Fund	0.10%
Blue Chip Growth Fund	0.65%
Focused Value Fund	0.69%
Mid Cap Growth Equity II Fund	0.75%
Overseas Fund	1.00%

MassMutual has also entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC for a portion of the Small Cap Value Equity Fund; BlackRock Investment Management, LLC for the BlackRock Global Allocation Fund; Brandywine Global Investment Management, LLC for a portion of the Diversified Value Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Delaware Management Company for a portion of the Growth Opportunities Fund; Eagle Asset Management, Inc. for a portion of the Small Company Growth Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; Federated Clover Investment Advisors for a portion of the Small Company Value Fund; Frontier Capital Management Company, LLC for a portion of the Mid Cap Growth Equity II Fund; Harris Associates L.P. for the Focused Value Fund and a portion of the Overseas Fund; J.P. Morgan Investment Management Inc. for the Diversified International Fund, a portion of the Strategic Balanced Fund, and a portion of the Overseas Fund; Loomis, Sayles & Company, L.P. for a portion of the Diversified Value Fund; Massachusetts Financial Services Company for a portion of the Overseas Fund; NFJ Investment Group LLC for a portion of the Mid-Cap Value Fund; Northern Trust Investments, Inc. for the Indexed Equity Fund and NASDAQ-100 Fund; Pacific Investment Management Company LLC for the PIMCO Total Return Fund; Pyramis Global Advisors, LLC for the Value Equity Fund; Rainier Investment Management, Inc. for the Large Cap Growth Fund; Sands Capital Management, LLC for a portion of the Growth Opportunities Fund; Systematic Financial Management, L.P. for a portion of the Mid-Cap Value Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, a portion of the Mid Cap Growth Equity II Fund, and a portion of the Small Company Value Fund; The Boston Company Asset Management, LLC for a portion of the Core Opportunities Fund and a portion of the Small Company Growth Fund; Turner Investment Partners, Inc. for a portion of the Mid Cap Growth Equity Fund; Victory Capital Management Inc. for a portion of the Core Opportunities Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Wellington Management Company, LLP for the Fundamental Value Fund, a portion of the Mid Cap Growth Equity Fund, a portion of the Small Cap Value Equity Fund, and a portion of the Small Cap Growth Equity Fund; Western Asset Management Company for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund; and Western Asset Management Company Limited for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund. Effective June 6, 2011, J.P. Morgan Investment Management Inc. replaced AllianceBernstein L.P. as the investment subadviser for the Diversified International Fund and a portion of the Overseas Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N	Class Z
PIMCO Total Return Fund	0.2200%	0.3700%	0.2900%	0.1700%	0.2200%	0.0200%
Strategic Bond Fund	0.2500%	0.2500%	0.1000%	0.0500%	0.3000%	N/A
Strategic Balanced Fund	0.3270%	0.3270%	0.1770%	0.1270%	0.3770%	N/A
BlackRock Global Allocation Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	N/A
Diversified Value Fund	0.3083%	0.2683%	0.1583%	0.0583%	0.3683%	N/A
Fundamental Value Fund*	0.4629%	0.4629%	0.3129%	0.2729%	0.5129%	0.0700%
Value Equity Fund	0.2785%	0.2785%	0.1285%	0.0785%	0.3285%	N/A
Large Cap Value Fund	0.3244%	0.3244%	0.1744%	0.0844%	0.3744%	N/A
Indexed Equity Fund	0.4797%	0.4797%	0.3297%	0.2997%	0.5297%	0.0855%
Core Opportunities Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Blue Chip Growth Fund	0.4085%	0.4085%	0.2885%	0.1585%	0.4585%	N/A
Large Cap Growth Fund	0.3529%	0.3529%	0.2029%	0.1629%	N/A	N/A
Growth Opportunities Fund	0.3444%	0.3444%	0.1944%	0.0944%	0.3944%	N/A
NASDAQ-100 Fund	0.6244%	0.6244%	0.4744%	0.3744%	0.6744%	N/A
Focused Value Fund	0.4344%	0.4344%	0.2844%	0.1844%	0.4844%	0.0700%
Mid-Cap Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small Cap Value Equity Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small Company Value Fund	0.4393%	0.4393%	0.2893%	0.2493%	0.4893%	0.0600%
Mid Cap Growth Equity Fund	0.3075%	0.3075%	0.1575%	0.0875%	0.3575%	N/A
Mid Cap Growth Equity II Fund	0.4244%	0.4244%	0.2744%	0.1844%	0.4744%	0.0600%
Small Cap Growth Equity Fund	0.4575%	0.4575%	0.3075%	0.1675%	0.5075%	0.0700%
Small Company Growth Fund	0.3491%	0.3491%	0.1991%	0.1591%	0.3991%	N/A
Diversified International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Overseas Fund*	0.4543%	0.4543%	0.4043%	0.3543%	0.5043%	0.0700%

*	Prior to February 11, 2011, the administration fees per share class were as follows:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Fundamental Value Fund	0.4129%	0.4129%	0.2629%	0.2229%	0.4629%	0.0700%
Overseas Fund	0.3943%	0.3943%	0.3443%	0.2943%	0.4443%	0.0700%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the

Notes to Financial Statements (Unaudited) (Continued)

Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N
BlackRock Global Allocation Fund*^	1.36%	1.11%	0.96%	0.86%	N/A
Blue Chip Growth Fund*	1.19%	0.98%	0.82%	0.76%	1.51%
Diversified International Fund*	1.42%	1.17%	1.09%	0.99%	1.72%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 1, 2012.
^	Expense caps also exclude short sale dividend and loan expense.

MassMutual has agreed to waive, through April 1, 2012, 0.20% of the administrative and shareholder service fee for Classes A, L, and N of the Indexed Equity Fund, based upon the average daily net assets of the applicable class of shares of the Fund. MassMutual has agreed to waive, through April 1, 2012, 0.10% of the management fee for each class of the Focused Value Fund and Mid Cap Growth Equity II Fund, 0.08% of the management fee for each class of the Small Company Value Fund, and 0.05% of the management fee for each class of the Small Cap Growth Equity Fund, based upon each class’s average daily net assets. For the period, January 1, 2010 through February 10, 2011, MassMutual agreed to waive 0.10% of the management fee for each class of the Fundamental Value Fund and 0.25% of the management fee for each class of the Overseas Fund, based upon each class’s average daily net assets. Effective February 11, 2011, MassMutual has agreed to waive, through April 1, 2012, 0.15% of the management fee for each class of the Fundamental Value Fund and 0.31% of the management fee for each class of the Overseas Fund, based upon each class’s average daily net assets.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2011, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Strategic Balanced Fund	$453
Diversified Value Fund	14,953
Fundamental Value Fund	2,329
Large Cap Value Fund	5,677
Core Opportunities Fund	4,677
Blue Chip Growth Fund	4,470
Large Cap Growth Fund	927
Growth Opportunities Fund	1,202

Notes to Financial Statements (Unaudited) (Continued)

Rebated Commissions
Mid-Cap Value Fund	$22,480
Small Cap Value Equity Fund	619
Small Company Value Fund	632
Mid Cap Growth Equity Fund	4,401
Mid Cap Growth Equity II Fund	41,884
Small Cap Growth Equity Fund	120,601
Small Company Growth Fund	3,294
Diversified International Fund	97

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2011:

Total% of Ownership by Related Party
PIMCO Total Return Fund	85.3%
Strategic Bond Fund	88.4%
Strategic Balanced Fund	91.7%
BlackRock Global Allocation Fund	3.2%
Diversified Value Fund	66.2%
Fundamental Value Fund	83.6%
Value Equity Fund	98.6%
Large Cap Value Fund	86.9%
Indexed Equity Fund	69.3%
Core Opportunities Fund	88.0%
Blue Chip Growth Fund	94.7%
Large Cap Growth Fund	99.8%
Growth Opportunities Fund	90.4%
NASDAQ-100 Fund	90.9%
Focused Value Fund	85.6%
Mid-Cap Value Fund	90.6%
Small Cap Value Equity Fund	79.4%
Small Company Value Fund	81.8%
Mid Cap Growth Equity Fund	97.8%
Mid Cap Growth Equity II Fund	77.7%
Small Cap Growth Equity Fund	66.2%
Small Company Growth Fund	84.7%
Diversified International Fund	56.8%
Overseas Fund	92.1%

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2011, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
PIMCO Total Return Fund	$1,395,631,914	$437,825,506	$2,084,138,615	$56,625,274
Strategic Bond Fund	642,764,739	16,220,876	622,901,105	24,560,337
Strategic Balanced Fund	72,499,212	17,134,575	73,012,450	21,925,850
BlackRock Global Allocation Fund	9,834,403	112,845,653	12,458,223	83,828,636
Diversified Value Fund	-	58,808,974	-	69,715,536
Fundamental Value Fund	-	135,216,322	-	102,771,659
Value Equity Fund	-	18,354,902	-	21,463,460
Large Cap Value Fund	-	32,912,197	-	92,339,431
Indexed Equity Fund	-	54,234,217	-	20,317,655
Core Opportunities Fund	-	25,390,182	-	36,136,995
Blue Chip Growth Fund	-	137,233,776	-	134,167,011
Large Cap Growth Fund	-	32,663,987	-	40,118,887
Growth Opportunities Fund	-	31,385,607	-	44,001,163
NASDAQ-100 Fund	-	15,918,447	-	17,335,637
Focused Value Fund	-	102,769,817	-	119,142,808
Mid-Cap Value Fund	-	79,974,427	-	72,913,151
Small Cap Value Equity Fund	-	18,634,140	-	15,749,876
Small Company Value Fund	-	87,247,879	-	103,356,112
Mid Cap Growth Equity Fund	-	35,515,294	-	64,559,111
Mid Cap Growth Equity II Fund	-	341,777,353	-	346,748,935
Small Cap Growth Equity Fund	-	403,450,928	-	391,810,570
Small Company Growth Fund	-	32,481,681	-	32,451,030
Diversified International Fund	-	163,074,409	-	153,819,110
Overseas Fund	-	207,407,497	-	203,223,194

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
PIMCO Total Return Fund Class A*

Sold	7,975,774	$81,484,286	75,269,569	$754,712,984
Issued as reinvestment of dividends	-	-	1,392,317	13,811,781
Redeemed	(8,556,461)	(87,544,347)	(6,445,057)	(66,080,382)

Net increase (decrease)	(580,687)	$(6,060,061)	70,216,829	$702,444,383

PIMCO Total Return Fund Class L*
Sold	1,856,626	$19,098,833	2,840,887	$29,446,964
Issued as reinvestment of dividends	-	-	56,347	558,398
Redeemed	(3,089,652)	(31,999,802)	(126,744)	(1,299,284)

Net increase (decrease)	(1,233,026)	$(12,900,969)	2,770,490	$28,706,078

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
PIMCO Total Return Fund Class Y*

Sold	5,748,763	$59,042,768	55,366,121	$555,266,635
Issued as reinvestment of dividends	-	-	1,063,732	10,552,217
Redeemed	(10,468,023)	(107,087,594)	(5,251,547)	(54,118,845)

Net increase (decrease)	(4,719,260)	$(48,044,826)	51,178,306	$511,700,007

PIMCO Total Return Fund Class S*
Sold	2,110,220	$21,626,137	3,017,866	$31,089,624
Issued as reinvestment of dividends	-	-	59,255	587,214
Redeemed	(2,877,711)	(29,878,591)	(171,367)	(1,787,107)

Net increase (decrease)	(767,491)	$(8,252,454)	2,905,754	$29,889,731

PIMCO Total Return Fund Class N*
Sold	899,285	$9,191,290	1,033,956	$10,460,455
Issued as reinvestment of dividends	-	-	17,384	172,452
Redeemed	(114,079)	(1,168,798)	(76,829)	(791,909)

Net increase (decrease)	785,206	$8,022,492	974,511	$9,840,998

PIMCO Total Return Fund Class Z*
Sold	26,707,986	$275,136,883	355,040	$3,670,322
Issued as reinvestment of dividends	-	-	7,627	75,671
Redeemed	(852,608)	(8,848,892)	-	-

Net increase (decrease)	25,855,378	$266,287,991	362,667	$3,745,993

Strategic Bond Fund Class A
Sold	198,976	$1,932,356	1,015,250	$9,849,654
Issued as reinvestment of dividends	-	-	275,473	2,603,914
Redeemed	(582,947)	(5,658,864)	(2,446,721)	(23,781,392)

Net increase (decrease)	(383,971)	$(3,726,508)	(1,155,998)	$(11,327,824)

Strategic Bond Fund Class L
Sold	1,201,035	$11,671,319	1,199,576	$11,887,046
Issued as reinvestment of dividends	-	-	223,861	2,117,201
Redeemed	(3,094,965)	(30,516,482)	(1,034,094)	(10,014,971)

Net increase (decrease)	(1,893,930)	$(18,845,163)	389,343	$3,989,276

Strategic Bond Fund Class Y
Sold	337,409	$3,270,180	1,092,571	$10,640,182
Issued as reinvestment of dividends	-	-	162,958	1,550,402
Redeemed	(231,407)	(2,250,078)	(4,469,172)	(45,016,591)

Net increase (decrease)	106,002	$1,020,102	(3,213,643)	$(32,826,007)

Strategic Bond Fund Class S
Sold	3,492,719	$34,515,772	1,484,768	$14,648,241
Issued as reinvestment of dividends	-	-	268,036	2,541,242
Redeemed	(744,720)	(7,286,113)	(2,124,843)	(20,823,959)

Net increase (decrease)	2,747,999	$27,229,659	(372,039)	$(3,634,476)

Strategic Bond Fund Class N
Sold	12,925	$125,174	24,703	$238,047
Issued as reinvestment of dividends	-	-	4,639	43,794
Redeemed	(29,327)	(283,182)	(18,214)	(172,475)

Net increase (decrease)	(16,402)	$(158,008)	11,128	$109,366

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Strategic Balanced Fund Class A
Sold	15,400	$163,886	63,202	$615,301
Issued as reinvestment of dividends	-	-	11,955	113,111
Redeemed	(51,911)	(551,075)	(276,649)	(2,699,842)

Net increase (decrease)	(36,511)	$(387,189)	(201,492)	$(1,971,430)

Strategic Balanced Fund Class L
Sold	91,209	$964,682	192,099	$1,870,655
Issued as reinvestment of dividends	-	-	61,196	586,440
Redeemed	(441,384)	(4,724,527)	(816,972)	(7,871,632)

Net increase (decrease)	(350,175)	$(3,759,845)	(563,677)	$(5,414,537)

Strategic Balanced Fund Class Y
Sold	45,340	$481,757	312,742	$3,027,889
Issued as reinvestment of dividends	-	-	39,569	377,596
Redeemed	(123,557)	(1,303,598)	(1,272,542)	(12,687,795)

Net increase (decrease)	(78,217)	$(821,841)	(920,231)	$(9,282,310)

Strategic Balanced Fund Class S
Sold	14,140	$149,410	47,788	$467,096
Issued as reinvestment of dividends	-	-	8,480	81,256
Redeemed	(27,838)	(293,447)	(110,917)	(1,074,452)

Net increase (decrease)	(13,698)	$(144,037)	(54,649)	$(526,100)

Strategic Balanced Fund Class N
Sold	2,005	$21,022	1,311	$12,641
Issued as reinvestment of dividends	-	-	454	4,209
Redeemed	(618)	(6,472)	(11,546)	(111,318)

Net increase (decrease)	1,387	$14,550	(9,781)	$(94,468)

BlackRock Global Allocation Fund Class A
Sold	34,114	$376,191	231,088	$2,382,681
Issued as reinvestment of dividends	-	-	1,000	10,566
Redeemed	(119,917)	(1,324,171)	(16,167)	(169,309)

Net increase (decrease)	(85,803)	$(947,980)	215,921	$2,223,938

BlackRock Global Allocation Fund Class L
Sold	101,245	$1,118,838	167,969	$1,706,742
Issued as reinvestment of dividends	-	-	7,013	74,272
Redeemed	(1,107,147)	(12,038,154)	(149,193)	(1,502,240)

Net increase (decrease)	(1,005,902)	$(10,919,316)	25,789	$278,774

BlackRock Global Allocation Fund Class Y
Sold	5,372	$59,147	194,604	$2,011,889
Issued as reinvestment of dividends	-	-	1,309	13,865
Redeemed	(23,633)	(260,190)	(64,598)	(692,201)

Net increase (decrease)	(18,261)	$(201,043)	131,315	$1,333,553

BlackRock Global Allocation Fund Class S
Sold	2,284,577	$25,008,497	10,591,318	$107,499,873
Issued as reinvestment of dividends	-	-	475,082	5,031,123
Redeemed	(1,698,654)	(18,759,172)	(6,188,752)	(62,150,636)

Net increase (decrease)	585,923	$6,249,325	4,877,648	$50,380,360

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Diversified Value Fund Class A
Sold	193,313	$1,818,133	335,599	$2,760,891
Issued as reinvestment of dividends	-	-	55,790	462,360
Redeemed	(691,372)	(6,510,744)	(2,357,484)	(19,355,134)

Net increase (decrease)	(498,059)	$(4,692,611)	(1,966,095)	$(16,131,883)

Diversified Value Fund Class L
Sold	339,356	$3,179,041	1,118,931	$9,202,361
Issued as reinvestment of dividends	-	-	77,080	650,600
Redeemed	(3,711,093)	(34,283,343)	(1,902,515)	(15,963,242)

Net increase (decrease)	(3,371,737)	$(31,104,302)	(706,504)	$(6,110,281)

Diversified Value Fund Class Y
Sold	309,744	$2,882,839	407,850	$3,444,178
Issued as reinvestment of dividends	-	-	69,609	586,947
Redeemed	(525,333)	(4,949,718)	(714,583)	(5,971,176)

Net increase (decrease)	(215,589)	$(2,066,879)	(237,124)	$(1,940,051)

Diversified Value Fund Class S
Sold	4,290,047	$39,834,938	2,740,343	$22,709,999
Issued as reinvestment of dividends	-	-	420,735	3,557,591
Redeemed	(1,644,908)	(15,465,781)	(7,023,059)	(59,313,634)

Net increase (decrease)	2,645,139	$24,369,157	(3,861,981)	$(33,046,044)

Diversified Value Fund Class N
Sold	774	$7,286	3,505	$28,934
Issued as reinvestment of dividends	-	-	137	1,115
Redeemed	(1,355)	(12,821)	(43,937)	(350,955)

Net increase (decrease)	(581)	$(5,535)	(40,295)	$(320,906)

Fundamental Value Fund Class A
Sold	2,692,538	$29,056,053	5,546,926	$52,071,886
Issued as reinvestment of dividends	-	-	324,733	2,815,433
Redeemed	(1,936,895)	(20,824,542)	(3,660,795)	(34,097,293)

Net increase (decrease)	755,643	$8,231,511	2,210,864	$20,790,026

Fundamental Value Fund Class L
Sold	1,411,998	$15,353,308	3,207,564	$30,247,862
Issued as reinvestment of dividends	-	-	206,931	1,808,580
Redeemed	(7,059,436)	(75,484,864)	(6,032,217)	(58,324,225)

Net increase (decrease)	(5,647,438)	$(60,131,556)	(2,617,722)	$(26,267,783)

Fundamental Value Fund Class Y
Sold	2,551,982	$27,637,914	3,057,477	$29,056,281
Issued as reinvestment of dividends	-	-	210,936	1,845,693
Redeemed	(870,697)	(9,461,940)	(4,364,765)	(42,521,763)

Net increase (decrease)	1,681,285	$18,175,974	(1,096,352)	$(11,619,789)

Fundamental Value Fund Class S
Sold	4,348,004	$47,691,758	9,008,850	$87,466,285
Issued as reinvestment of dividends	-	-	720,412	6,318,016
Redeemed	(7,302,044)	(78,473,066)	(9,796,916)	(94,878,792)

Net increase (decrease)	(2,954,040)	$(30,781,308)	(67,654)	$(1,094,491)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Fundamental Value Fund Class N
Sold	8,095	$86,641	13,504	$124,742
Issued as reinvestment of dividends	-	-	1,244	10,701
Redeemed	(12,009)	(129,395)	(78,062)	(710,480)

Net increase (decrease)	(3,914)	$(42,754)	(63,314)	$(575,037)

Fundamental Value Fund Class Z**
Sold	9,013,676	$95,840,643	10,193	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(213,531)	(2,295,497)	-	-

Net increase (decrease)	8,800,145	$93,545,146	10,193	$100,100

Value Equity Fund Class A
Sold	63,998	$490,708	170,268	$1,167,293
Issued as reinvestment of dividends	-	-	25,177	153,077
Redeemed	(64,880)	(499,775)	(295,689)	(2,029,632)

Net increase (decrease)	(882)	$(9,067)	(100,244)	$(709,262)

Value Equity Fund Class L
Sold	16,699	$130,315	43,762	$290,763
Issued as reinvestment of dividends	-	-	4,604	28,041
Redeemed	(224,532)	(1,687,454)	(35,425)	(246,155)

Net increase (decrease)	(207,833)	$(1,557,139)	12,941	$72,649

Value Equity Fund Class Y
Sold	93,459	$722,984	135,199	$922,854
Issued as reinvestment of dividends	-	-	6,913	42,377
Redeemed	(64,353)	(501,846)	(184,277)	(1,241,636)

Net increase (decrease)	29,106	$221,138	(42,165)	$(276,405)

Value Equity Fund Class S
Sold	130,158	$1,003,513	190,689	$1,286,280
Issued as reinvestment of dividends	-	-	42,690	260,835
Redeemed	(395,421)	(3,020,774)	(644,376)	(4,335,941)

Net increase (decrease)	(265,263)	$(2,017,261)	(410,997)	$(2,788,826)

Value Equity Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	9	57
Redeemed	(250)	(1,958)	(411)	(2,678)

Net increase (decrease)	(250)	$(1,958)	(402)	$(2,621)

Large Cap Value Fund Class A
Sold	578,894	$6,201,868	681,455	$6,518,012
Issued as reinvestment of dividends	-	-	129,400	1,299,284
Redeemed	(2,620,471)	(28,345,015)	(4,333,721)	(41,209,740)

Net increase (decrease)	(2,041,577)	$(22,143,147)	(3,522,866)	$(33,392,444)

Large Cap Value Fund Class L
Sold	595,164	$6,541,646	1,216,068	$11,644,743
Issued as reinvestment of dividends	-	-	90,108	912,333
Redeemed	(2,130,869)	(22,763,712)	(5,495,787)	(53,792,527)

Net increase (decrease)	(1,535,705)	$(16,222,066)	(4,189,611)	$(41,235,451)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Large Cap Value Fund Class Y
Sold	363,980	$3,966,087	1,900,606	$18,483,250
Issued as reinvestment of dividends	-	-	98,328	1,001,918
Redeemed	(553,855)	(6,016,572)	(2,930,789)	(28,111,622)

Net increase (decrease)	(189,875)	$(2,050,485)	(931,855)	$(8,626,454)

Large Cap Value Fund Class S
Sold	2,380,060	$25,393,429	3,957,877	$39,183,176
Issued as reinvestment of dividends	-	-	458,445	4,689,207
Redeemed	(3,652,382)	(39,696,883)	(7,323,106)	(70,680,418)

Net increase (decrease)	(1,272,322)	$(14,303,454)	(2,906,784)	$(26,808,035)

Large Cap Value Fund Class N
Sold	5,804	$62,223	11,434	$108,593
Issued as reinvestment of dividends	-	-	405	3,982
Redeemed	(5,135)	(55,087)	(40,362)	(384,418)

Net increase (decrease)	669	$7,136	(28,523)	$(271,843)

Indexed Equity Fund Class A
Sold	4,110,098	$49,358,783	5,835,160	$61,185,126
Issued as reinvestment of dividends	-	-	349,451	3,765,999
Redeemed	(1,813,313)	(21,975,011)	(3,525,063)	(36,801,130)

Net increase (decrease)	2,296,785	$27,383,772	2,659,548	$28,149,995

Indexed Equity Fund Class L
Sold	1,947,449	$23,534,299	4,367,978	$46,101,070
Issued as reinvestment of dividends	-	-	271,456	2,965,321
Redeemed	(1,251,003)	(15,062,922)	(2,375,718)	(24,558,527)

Net increase (decrease)	696,446	$8,471,377	2,263,716	$24,507,864

Indexed Equity Fund Class Y
Sold	1,463,131	$17,687,534	3,698,322	$39,015,389
Issued as reinvestment of dividends	-	-	402,377	4,361,501
Redeemed	(1,751,094)	(21,276,431)	(8,252,527)	(88,100,095)

Net increase (decrease)	(287,963)	$(3,588,897)	(4,151,828)	$(44,723,205)

Indexed Equity Fund Class S
Sold	2,791,728	$34,285,404	6,790,420	$73,188,491
Issued as reinvestment of dividends	-	-	617,687	6,798,157
Redeemed	(4,142,426)	(50,431,020)	(8,252,902)	(87,873,149)

Net increase (decrease)	(1,350,698)	$(16,145,616)	(844,795)	$(7,886,501)

Indexed Equity Fund Class N
Sold	22,982	$274,182	50,896	$524,679
Issued as reinvestment of dividends	-	-	2,771	29,012
Redeemed	(9,633)	(114,921)	(105,749)	(1,113,992)

Net increase (decrease)	13,349	$159,261	(52,082)	$(560,301)

Indexed Equity Fund Class Z
Sold	5,478,147	$67,075,560	12,824,270	$136,369,557
Issued as reinvestment of dividends	-	-	1,028,562	11,372,634
Redeemed	(3,344,797)	(41,197,461)	(5,586,246)	(59,700,423)

Net increase (decrease)	2,133,350	$25,878,099	8,266,586	$88,041,768

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Core Opportunities Fund Class A
Sold	108,222	$1,040,281	648,026	$5,196,556
Issued as reinvestment of dividends	-	-	4,194	32,209
Redeemed	(282,349)	(2,717,461)	(545,747)	(4,522,669)

Net increase (decrease)	(174,127)	$(1,677,180)	106,473	$706,096

Core Opportunities Fund Class L
Sold	161,072	$1,556,029	2,519,161	$21,937,292
Issued as reinvestment of dividends	-	-	12,439	95,654
Redeemed	(2,293,404)	(21,393,980)	(847,920)	(6,994,276)

Net increase (decrease)	(2,132,332)	$(19,837,951)	1,683,680	$15,038,670

Core Opportunities Fund Class Y
Sold	9,648	$93,611	30,097	$255,355
Issued as reinvestment of dividends	-	-	2,276	17,570
Redeemed	(10,128)	(97,947)	(254,797)	(2,155,480)

Net increase (decrease)	(480)	$(4,336)	(222,424)	$(1,882,555)

Core Opportunities Fund Class S
Sold	1,690,382	$15,785,129	2,116,266	$18,563,240
Issued as reinvestment of dividends	-	-	12,266	95,062
Redeemed	(534,161)	(5,101,315)	(471,314)	(4,030,671)

Net increase (decrease)	1,156,221	$10,683,814	1,657,218	$14,627,631

Core Opportunities Fund Class N
Sold	829	$8,014	2,151	$18,029
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(436)	(4,215)	(1,134)	(9,362)

Net increase (decrease)	393	$3,799	1,017	$8,667

Blue Chip Growth Fund Class A
Sold	818,808	$8,818,422	749,930	$6,694,538
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(824,825)	(8,855,421)	(2,104,137)	(18,680,822)

Net increase (decrease)	(6,017)	$(36,999)	(1,354,207)	$(11,986,284)

Blue Chip Growth Fund Class L
Sold	2,147,186	$23,662,854	2,254,610	$21,383,018
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(6,603,895)	(71,466,466)	(8,827,322)	(82,498,748)

Net increase (decrease)	(4,456,709)	$(47,803,612)	(6,572,712)	$(61,115,730)

Blue Chip Growth Fund Class Y
Sold	1,410,334	$15,779,306	1,380,933	$13,206,336
Issued as reinvestment of dividends	-	-	4,493	38,237
Redeemed	(559,206)	(6,260,624)	(1,672,603)	(16,282,429)

Net increase (decrease)	851,128	$9,518,682	(287,177)	$(3,037,856)

Blue Chip Growth Fund Class S
Sold	5,260,747	$57,800,795	6,179,028	$61,300,145
Issued as reinvestment of dividends	-	-	13,936	119,015
Redeemed	(1,403,577)	(15,452,204)	(9,681,034)	(91,401,211)

Net increase (decrease)	3,857,170	$42,348,591	(3,488,070)	$(29,982,051)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Class N
Sold	883	$9,225	2,750	$24,389
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,349)	(14,292)	(60,627)	(508,400)

Net increase (decrease)	(466)	$(5,067)	(57,877)	$(484,011)

Large Cap Growth Fund Class A
Sold	23,819	$222,122	54,229	$424,514
Issued as reinvestment of dividends	-	-	210	1,530
Redeemed	(71,888)	(676,388)	(276,310)	(2,203,483)

Net increase (decrease)	(48,069)	$(454,266)	(221,871)	$(1,777,439)

Large Cap Growth Fund Class L
Sold	643,704	$6,144,547	1,067,823	$8,973,304
Issued as reinvestment of dividends	-	-	6,522	57,357
Redeemed	(2,796,655)	(25,813,593)	(774,959)	(6,409,191)

Net increase (decrease)	(2,152,951)	$(19,669,046)	299,386	$2,621,470

Large Cap Growth Fund Class Y
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	(1,507,011)	(12,320,632)

Net increase (decrease)	-	$-	(1,507,011)	$(12,320,632)

Large Cap Growth Fund Class S
Sold	2,727,774	$25,139,984	804,456	$6,652,780
Issued as reinvestment of dividends	-	-	23,635	210,278
Redeemed	(1,126,603)	(10,612,980)	(2,483,468)	(20,514,962)

Net increase (decrease)	1,601,171	$14,527,004	(1,655,377)	$(13,651,904)

Large Cap Growth Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	0 +	1
Redeemed	(146)	(1,335)	-	-

Net increase (decrease)	(146)	$(1,335)	0 +	$1

Growth Opportunities Fund Class A
Sold	614,530	$4,306,334	637,008	$3,800,630
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(749,798)	(5,241,450)	(3,527,847)	(20,073,060)

Net increase (decrease)	(135,268)	$(935,116)	(2,890,839)	$(16,272,430)

Growth Opportunities Fund Class L
Sold	715,584	$5,122,274	1,496,553	$8,914,314
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,432,132)	(38,130,744)	(4,326,706)	(25,800,494)

Net increase (decrease)	(4,716,548)	$(33,008,470)	(2,830,153)	$(16,886,180)

Growth Opportunities Fund Class Y
Sold	1,198,764	$8,624,797	484,862	$2,885,050
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(442,755)	(3,237,759)	(1,085,126)	(6,485,479)

Net increase (decrease)	756,009	$5,387,038	(600,264)	$(3,600,429)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Growth Opportunities Fund Class S
Sold	5,336,954	$38,586,170	7,973,678	$53,130,389
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,441,267)	(17,980,283)	(6,202,896)	(36,858,179)

Net increase (decrease)	2,895,687	$20,605,887	1,770,782	$16,272,210

Growth Opportunities Fund Class N
Sold	100	$669	140	$769
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,254)	(8,564)	(12,900)	(67,846)

Net increase (decrease)	(1,154)	$(7,895)	(12,760)	$(67,077)

NASDAQ-100 Fund Class A
Sold	705,463	$3,972,988	1,778,103	$8,649,784
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,004,746)	(5,652,847)	(2,232,671)	(10,659,682)

Net increase (decrease)	(299,283)	$(1,679,859)	(454,568)	$(2,009,898)

NASDAQ-100 Fund Class L
Sold	168,414	$979,736	243,379	$1,207,656
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(216,287)	(1,248,597)	(474,514)	(2,312,534)

Net increase (decrease)	(47,873)	$(268,861)	(231,135)	$(1,104,878)

NASDAQ-100 Fund Class Y
Sold	128,864	$756,564	68,531	$343,983
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(114,060)	(679,984)	(361,969)	(1,713,307)

Net increase (decrease)	14,804	$76,580	(293,438)	$(1,369,324)

NASDAQ-100 Fund Class S
Sold	1,116,988	$6,695,861	1,448,450	$7,280,450
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,259,742)	(7,532,973)	(2,003,794)	(9,705,215)

Net increase (decrease)	(142,754)	$(837,112)	(555,344)	$(2,424,765)

NASDAQ-100 Fund Class N
Sold	12,650	$68,425	24,697	$112,704
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(14,531)	(81,280)	(32,808)	(148,532)

Net increase (decrease)	(1,881)	$(12,855)	(8,111)	$(35,828)

Focused Value Fund Class A
Sold	692,403	$12,275,264	1,028,867	$15,615,190
Issued as reinvestment of dividends	-	-	40,307	533,664
Redeemed	(976,287)	(17,239,058)	(2,519,950)	(36,562,842)

Net increase (decrease)	(283,884)	$(4,963,794)	(1,450,776)	$(20,413,988)

Focused Value Fund Class L
Sold	507,721	$9,138,820	1,255,207	$19,148,888
Issued as reinvestment of dividends	-	-	33,181	447,614
Redeemed	(2,112,360)	(37,147,547)	(2,936,175)	(45,735,655)

Net increase (decrease)	(1,604,639)	$(28,008,727)	(1,647,787)	$(26,139,153)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Focused Value Fund Class Y
Sold	806,065	$14,786,944	1,344,268	$21,061,429
Issued as reinvestment of dividends	-	-	30,030	408,713
Redeemed	(681,403)	(12,339,020)	(1,748,976)	(26,850,686)

Net increase (decrease)	124,662	$2,447,924	(374,678)	$(5,380,544)

Focused Value Fund Class S
Sold	1,411,521	$26,121,099	4,110,181	$67,521,917
Issued as reinvestment of dividends	-	-	133,162	1,826,976
Redeemed	(2,999,361)	(54,089,876)	(4,813,178)	(71,962,527)

Net increase (decrease)	(1,587,840)	$(27,968,777)	(569,835)	$(2,613,634)

Focused Value Fund Class N
Sold	3,486	$60,194	15,378	$220,345
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(15,451)	(268,517)	(92,519)	(1,364,091)

Net increase (decrease)	(11,965)	$(208,323)	(77,141)	$(1,143,746)

Focused Value Fund Class Z**
Sold	2,267,012	$39,961,121	5,916	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(192,666)	(3,418,043)	-	-

Net increase (decrease)	2,074,346	$36,543,078	5,916	$100,100

Mid-Cap Value Fund Class A
Sold	53,384	$562,229	164,986	$1,459,496
Issued as reinvestment of dividends	-	-	4,102	40,096
Redeemed	(80,120)	(850,605)	(342,463)	(3,094,248)

Net increase (decrease)	(26,736)	$(288,376)	(173,375)	$(1,594,656)

Mid-Cap Value Fund Class L
Sold	683,518	$7,213,047	686,521	$6,097,539
Issued as reinvestment of dividends	-	-	42,848	420,368
Redeemed	(4,470,351)	(46,150,248)	(1,042,681)	(9,333,318)

Net increase (decrease)	(3,786,833)	$(38,937,201)	(313,312)	$(2,815,411)

Mid-Cap Value Fund Class Y
Sold	66,968	$707,980	60,032	$553,697
Issued as reinvestment of dividends	-	-	1,249	12,268
Redeemed	(30,345)	(325,133)	(13,061)	(121,415)

Net increase (decrease)	36,623	$382,847	48,220	$444,550

Mid-Cap Value Fund Class S
Sold	5,262,581	$54,622,845	2,275,348	$20,478,287
Issued as reinvestment of dividends	-	-	114,385	1,121,561
Redeemed	(1,004,511)	(10,545,443)	(1,896,981)	(16,722,218)

Net increase (decrease)	4,258,070	$44,077,402	492,752	$4,877,630

Mid-Cap Value Fund Class N
Sold	345	$3,621	1,247	$11,017
Issued as reinvestment of dividends	-	-	37	362
Redeemed	(407)	(4,250)	(470)	(4,099)

Net increase (decrease)	(62)	$(629)	814	$7,280

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Small Cap Value Equity Fund Class A
Sold	88,041	$864,405	266,522	$2,187,502
Issued as reinvestment of dividends	-	-	1,338	12,182
Redeemed	(132,815)	(1,308,624)	(496,337)	(4,038,049)

Net increase (decrease)	(44,774)	$(444,219)	(228,477)	$(1,838,365)

Small Cap Value Equity Fund Class L
Sold	244,192	$2,403,404	306,848	$2,482,033
Issued as reinvestment of dividends	-	-	8,632	79,629
Redeemed	(2,373,633)	(22,626,012)	(1,361,643)	(11,500,270)

Net increase (decrease)	(2,129,441)	$(20,222,608)	(1,046,163)	$(8,938,608)

Small Cap Value Equity Fund Class Y
Sold	77,080	$764,472	376,322	$3,137,158
Issued as reinvestment of dividends	-	-	2,421	22,330
Redeemed	(194,504)	(1,913,075)	(485,101)	(3,965,694)

Net increase (decrease)	(117,424)	$(1,148,603)	(106,358)	$(806,206)

Small Cap Value Equity Fund Class S
Sold	3,064,612	$29,493,107	4,137,253	$34,682,482
Issued as reinvestment of dividends	-	-	46,158	427,443
Redeemed	(467,463)	(4,556,677)	(5,421,683)	(42,129,132)

Net increase (decrease)	2,597,149	$24,936,430	(1,238,272)	$(7,019,207)

Small Cap Value Equity Fund Class N
Sold	202	$2,020	267	$2,144
Issued as reinvestment of dividends	-	-	-	2
Redeemed	(582)	(5,605)	(164)	(1,361)

Net increase (decrease)	(380)	$(3,585)	103	$785

Small Company Value Fund Class A
Sold	597,475	$8,377,070	1,664,409	$19,734,411
Issued as reinvestment of dividends	-	-	31,986	407,050
Redeemed	(847,891)	(11,776,491)	(1,273,996)	(14,607,080)

Net increase (decrease)	(250,416)	$(3,399,421)	422,399	$5,534,381

Small Company Value Fund Class L
Sold	577,991	$8,131,113	1,098,698	$13,315,423
Issued as reinvestment of dividends	-	-	21,740	283,149
Redeemed	(1,448,218)	(19,977,650)	(2,021,860)	(24,065,625)

Net increase (decrease)	(870,227)	$(11,846,537)	(901,422)	$(10,467,053)

Small Company Value Fund Class Y
Sold	292,918	$4,177,878	1,202,873	$14,646,122
Issued as reinvestment of dividends	-	-	32,471	427,264
Redeemed	(537,250)	(7,692,502)	(3,231,434)	(39,188,200)

Net increase (decrease)	(244,332)	$(3,514,624)	(1,996,090)	$(24,114,814)

Small Company Value Fund Class S
Sold	1,349,734	$19,587,796	6,526,560	$80,089,434
Issued as reinvestment of dividends	-	-	165,286	2,189,361
Redeemed	(3,151,818)	(44,186,210)	(5,035,034)	(60,783,433)

Net increase (decrease)	(1,802,084)	$(24,598,414)	1,656,812	$21,495,362

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Small Company Value Fund Class N
Sold	780	$10,408	4,217	$46,423
Issued as reinvestment of dividends	-	-	37	377
Redeemed	(9,933)	(134,215)	(90,655)	(1,038,156)

Net increase (decrease)	(9,153)	$(123,807)	(86,401)	$(991,356)

Small Company Value Fund Class Z**
Sold	2,369,589	$32,761,644	7,857	$100,100
Issued as reinvestment of dividends	-	-	- +	1
Redeemed	(64,671)	(912,487)	-	-

Net increase (decrease)	2,304,918	$31,849,157	7,857	$100,101

Mid Cap Growth Equity Fund Class A
Sold	176,553	$1,973,445	308,914	$2,834,813
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(887,059)	(9,852,375)	(841,418)	(7,365,887)

Net increase (decrease)	(710,506)	$(7,878,930)	(532,504)	$(4,531,074)

Mid Cap Growth Equity Fund Class L
Sold	155,085	$1,765,851	595,713	$5,450,647
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,985,850)	(22,095,654)	(783,402)	(7,155,464)

Net increase (decrease)	(1,830,765)	$(20,329,803)	(187,689)	$(1,704,817)

Mid Cap Growth Equity Fund Class Y
Sold	78,790	$914,196	52,743	$498,574
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(207,602)	(2,390,393)	(57,273)	(526,047)

Net increase (decrease)	(128,812)	$(1,476,197)	(4,530)	$(27,473)

Mid Cap Growth Equity Fund Class S
Sold	1,696,629	$19,116,268	817,359	$7,772,126
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,690,985)	(19,378,119)	(2,750,699)	(25,769,547)

Net increase (decrease)	5,644	$(261,851)	(1,933,340)	$(17,997,421)

Mid Cap Growth Equity Fund Class N
Sold	202	$2,179	1,521	$12,949
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,107)	(11,982)	(13,235)	(108,197)

Net increase (decrease)	(905)	$(9,803)	(11,714)	$(95,248)

Mid Cap Growth Equity II Fund Class A
Sold	1,943,242	$30,835,338	3,325,295	$43,174,309
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,259,809)	(35,624,159)	(4,061,634)	(50,351,804)

Net increase (decrease)	(316,567)	$(4,788,821)	(736,339)	$(7,177,495)

Mid Cap Growth Equity II Fund Class L
Sold	1,734,053	$28,235,723	4,630,509	$61,920,391
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,186,610)	(66,811,755)	(5,466,059)	(72,339,157)

Net increase (decrease)	(2,452,557)	$(38,576,032)	(835,550)	$(10,418,766)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Mid Cap Growth Equity II Fund Class Y
Sold	1,202,341	$19,779,073	3,169,645	$42,893,874
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,169,168)	(19,151,413)	(3,101,342)	(41,738,086)

Net increase (decrease)	33,173	$627,660	68,303	$1,155,788

Mid Cap Growth Equity II Fund Class S
Sold	2,703,383	$45,214,419	8,860,969	$122,754,396
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,396,009)	(89,488,493)	(4,471,917)	(59,393,770)

Net increase (decrease)	(2,692,626)	$(44,274,074)	4,389,052	$63,360,626

Mid Cap Growth Equity II Fund Class N
Sold	15,019	$231,679	44,930	$551,044
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(15,472)	(235,726)	(61,605)	(744,871)

Net increase (decrease)	(453)	$(4,047)	(16,675)	$(193,827)

Mid Cap Growth Equity II Fund Class Z**
Sold	5,051,649	$83,201,066	6,823	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(142,945)	(2,374,832)	-	-

Net increase (decrease)	4,908,704	$80,826,234	6,823	$100,100

Small Cap Growth Equity Fund Class A
Sold	584,171	$10,250,162	1,184,857	$16,900,205
Issued as reinvestment of dividends	-	-	51,212	818,370
Redeemed	(685,762)	(11,759,031)	(1,236,444)	(17,496,011)

Net increase (decrease)	(101,591)	$(1,508,869)	(375)	$222,564

Small Cap Growth Equity Fund Class L
Sold	827,354	$14,779,006	645,367	$9,502,251
Issued as reinvestment of dividends	-	-	32,224	529,753
Redeemed	(1,383,755)	(23,896,380)	(1,317,682)	(19,641,364)

Net increase (decrease)	(556,401)	$(9,117,374)	(640,091)	$(9,609,360)

Small Cap Growth Equity Fund Class Y
Sold	821,265	$14,885,302	822,125	$12,324,283
Issued as reinvestment of dividends	-	-	41,749	698,464
Redeemed	(501,680)	(9,137,157)	(2,224,435)	(33,300,629)

Net increase (decrease)	319,585	$5,748,145	(1,360,561)	$(20,277,882)

Small Cap Growth Equity Fund Class S
Sold	2,922,622	$54,461,278	18,772,611	$277,949,633
Issued as reinvestment of dividends	-	-	280,969	4,770,852
Redeemed	(3,226,617)	(58,310,558)	(4,312,669)	(65,193,993)

Net increase (decrease)	(303,995)	$(3,849,280)	14,740,911	$217,526,492

Small Cap Growth Equity Fund Class N
Sold	1,671	$28,578	6,191	$87,411
Issued as reinvestment of dividends	-	-	194	3,015
Redeemed	(1,288)	(21,161)	(16,270)	(222,157)

Net increase (decrease)	383	$7,417	(9,885)	$(131,731)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Small Cap Growth Equity Fund Class Z**
Sold	2,219,504	$39,828,115	6,233	$100,100
Issued as reinvestment of dividends	-	-	0 +	1
Redeemed	(261,169)	(4,855,170)	-	-

Net increase (decrease)	1,958,335	$34,972,945	6,233	$100,101

Small Company Growth Fund Class A
Sold	93,409	$949,683	257,156	$2,071,939
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(367,001)	(3,769,044)	(738,058)	(5,647,442)

Net increase (decrease)	(273,592)	$(2,819,361)	(480,902)	$(3,575,503)

Small Company Growth Fund Class L
Sold	381,224	$3,977,236	1,359,752	$11,036,989
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,612,493)	(16,442,192)	(977,086)	(8,379,106)

Net increase (decrease)	(1,231,269)	$(12,464,956)	382,666	$2,657,883

Small Company Growth Fund Class Y
Sold	34,837	$358,116	110,410	$924,179
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(16,614)	(170,876)	(397,194)	(3,400,814)

Net increase (decrease)	18,223	$187,240	(286,784)	$(2,476,635)

Small Company Growth Fund Class S
Sold	2,243,588	$23,662,238	1,496,764	$12,825,554
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(857,321)	(9,068,433)	(1,367,749)	(11,209,226)

Net increase (decrease)	1,386,267	$14,593,805	129,015	$1,616,328

Small Company Growth Fund Class N
Sold	4,050	$40,928	5,937	$46,585
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(404)	(3,987)	(1,752)	(12,265)

Net increase (decrease)	3,646	$36,941	4,185	$34,320

Diversified International Fund Class A
Sold	15,671	$113,396	26,038	$176,026
Issued as reinvestment of dividends	-	-	5,043	34,772
Redeemed	(24,365)	(172,492)	(96,158)	(652,972)

Net increase (decrease)	(8,694)	$(59,096)	(65,077)	$(442,174)

Diversified International Fund Class L
Sold	821,673	$5,885,090	993,067	$6,501,627
Issued as reinvestment of dividends	-	-	140,851	974,079
Redeemed	(5,192,232)	(35,937,473)	(1,159,004)	(7,724,782)

Net increase (decrease)	(4,370,559)	$(30,052,383)	(25,086)	$(249,076)

Diversified International Fund Class Y
Sold	944	$6,860	9,527	$66,557
Issued as reinvestment of dividends	-	-	32,890	227,471
Redeemed	-	-	-	-

Net increase (decrease)	944	$6,860	42,417	$294,028

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Diversified International Fund Class S
Sold	6,356,716	$44,404,821	3,587,759	$23,877,844
Issued as reinvestment of dividends	-	-	461,290	3,194,917
Redeemed	(1,134,133)	(8,132,706)	(2,926,672)	(19,813,094)

Net increase (decrease)	5,222,583	$36,272,115	1,122,377	$7,259,667

Diversified International Fund Class N
Sold	-	$-	138	$895
Issued as reinvestment of dividends	-	-	0 +	1
Redeemed	(11)	(78)	(348)	(2,026)

Net increase (decrease)	(11)	$(78)	(210)	$(1,130)

Overseas Fund Class A
Sold	349,261	$2,585,936	869,779	$5,670,854
Issued as reinvestment of dividends	-	-	104,968	635,055
Redeemed	(565,884)	(4,187,265)	(2,407,418)	(15,831,917)

Net increase (decrease)	(216,623)	$(1,601,329)	(1,432,671)	$(9,526,008)

Overseas Fund Class L
Sold	3,386,437	$25,296,614	3,666,637	$23,984,361
Issued as reinvestment of dividends	-	-	323,520	1,970,244
Redeemed	(15,379,106)	(113,706,330)	(6,234,444)	(41,301,431)

Net increase (decrease)	(11,992,669)	$(88,409,716)	(2,244,287)	$(15,346,826)

Overseas Fund Class Y
Sold	869,678	$6,531,847	1,024,497	$6,895,552
Issued as reinvestment of dividends	-	-	212,912	1,300,895
Redeemed	(924,153)	(7,102,666)	(4,471,193)	(31,414,641)

Net increase (decrease)	(54,475)	$(570,819)	(3,233,784)	$(23,218,194)

Overseas Fund Class S
Sold	2,338,131	$17,765,362	8,929,306	$60,355,232
Issued as reinvestment of dividends	-	-	598,851	3,676,942
Redeemed	(17,928,231)	(135,657,630)	(10,212,769)	(67,812,300)

Net increase (decrease)	(15,590,100)	$(117,892,268)	(684,612)	$(3,780,126)

Overseas Fund Class N
Sold	4,430	$32,652	11,782	$77,862
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,247)	(9,225)	(127,195)	(833,246)

Net increase (decrease)	3,183	$23,427	(115,413)	$(755,384)

Overseas Fund Class Z**
Sold	29,176,512	$219,247,189	14,039	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(708,000)	(5,350,946)	-	-

Net increase (decrease)	28,468,512	$213,896,243	14,039	$100,100

*	Fund commenced operations on July 6, 2010.
**	Class Z shares commenced operations on November 15, 2010.
+	Amount rounds to less than 0.5 share.

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2011, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2011, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At June 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$1,568,761,584	$41,850,004	$(4,302,782)	$37,547,222
Strategic Bond Fund	218,018,020	5,648,947	(9,059,065)	(3,410,118)
Strategic Balanced Fund	63,851,854	6,703,570	(2,999,937)	3,703,633
BlackRock Global Allocation Fund	537,962,725	63,092,381	(16,967,523)	46,124,858
Diversified Value Fund	262,123,902	43,277,454	(5,762,233)	37,515,221
Fundamental Value Fund	982,437,745	224,822,240	(35,488,857)	189,333,383
Value Equity Fund	27,975,696	3,580,700	(685,935)	2,894,765
Large Cap Value Fund	479,808,275	200,522,273	(25,223,709)	175,298,564
Indexed Equity Fund	1,819,282,165	565,684,922	(250,600,047)	315,084,875
Core Opportunities Fund	55,470,153	7,117,510	(1,467,799)	5,649,711
Blue Chip Growth Fund	440,895,180	135,040,644	(4,413,746)	130,626,898
Large Cap Growth Fund	56,692,864	10,563,656	(542,264)	10,021,392
Growth Opportunities Fund	257,341,308	104,982,132	(2,693,071)	102,289,061
NASDAQ-100 Fund	41,451,190	9,845,817	(1,932,395)	7,913,422
Focused Value Fund	520,696,939	137,547,608	(9,842,188)	127,705,420
Mid-Cap Value Fund	141,666,025	17,078,017	(2,003,690)	15,074,327
Small Cap Value Equity Fund	90,774,965	21,552,030	(1,667,449)	19,884,581
Small Company Value Fund	479,136,169	121,676,823	(35,080,578)	86,596,245
Mid Cap Growth Equity Fund	35,517,822	7,237,328	(1,020,654)	6,216,674
Mid Cap Growth Equity II Fund	1,260,760,655	449,851,238	(16,339,804)	433,511,434
Small Cap Growth Equity Fund	774,170,965	168,632,415	(27,423,148)	141,209,267
Small Company Growth Fund	55,550,207	17,966,174	(1,073,456)	16,892,718
Diversified International Fund	151,144,075	5,750,012	(4,724,217)	1,025,795
Overseas Fund	539,097,182	85,816,312	(19,406,588)	66,409,724

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2010, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2011	Expiring 2012	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018
Strategic Bond Fund	$-	$-	$-	$-	$6,057,011	$-
Strategic Balanced Fund	-	-	-	3,356,976	3,431,181	-
Diversified Value Fund	-	-	-	7,166,651	131,211,479	-
Fundamental Value Fund	-	-	-	-	73,416,570	-
Value Equity Fund	-	-	-	8,941,378	13,667,493	-
Large Cap Value Fund	-	-	-	-	70,924,454	-
Indexed Equity Fund	-	-	-	26,764,292	25,573,790	-
Core Opportunities Fund	-	-	-	4,458,351	9,336,944	-
Blue Chip Growth Fund	-	2,228,360	4,896,088	61,454,994	80,616,905	-
Growth Opportunities Fund	-	-	-	-	33,344,493	-
NASDAQ-100 Fund	9,465,641	7,702,832	-	-	1,004,147	-
Focused Value Fund	-	-	-	-	33,286,236	-
Mid-Cap Value Fund	-	-	-	20,010,546	41,375,263	-
Small Cap Value Equity Fund	-	-	-	20,262,070	31,271,443	-
Small Company Value Fund	-	-	-	-	7,770,030	-
Mid Cap Growth Equity Fund	976,172	-	-	25,389,210	22,139,351	-
Mid Cap Growth Equity II Fund	-	-	-	-	27,094,132	-
Small Company Growth Fund	-	-	-	11,433,135	12,246,542	-
Diversified International Fund	-	-	-	12,970,723	62,822,946	511,296
Overseas Fund	-	-	-	9,247,430	133,288,552	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2011, post-October capital losses:

Amount
PIMCO Total Return Fund	$11,347,844
Diversified Value Fund	643,710
Value Equity Fund	479,263
Diversified International Fund	555,718

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2011, post-October currency losses:

Amount
Blue Chip Growth Fund	$1,733
Small Company Value Fund	20
Mid Cap Growth Equity Fund	9,777
Mid Cap Growth Equity II Fund	269
Small Cap Growth Equity Fund	28,332

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2011, post-October passive foreign investment company losses:

Amount
Large Cap Value Fund	$469,028
Small Company Value Fund	60,805

Notes to Financial Statements (Unaudited) (Continued)

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
PIMCO Total Return Fund	$25,081,784	$678,142	$-
Strategic Bond Fund	8,856,553	-	-
Strategic Balanced Fund	1,163,780	-	-
BlackRock Global Allocation Fund	5,253,954	-	-
Diversified Value Fund	5,259,529	-	-
Fundamental Value Fund	12,798,425	-	-
Value Equity Fund	485,740	-	-
Large Cap Value Fund	7,906,724	-	-
Indexed Equity Fund	29,292,630	-	-
Core Opportunities Fund	240,495	-	-
Blue Chip Growth Fund	157,252	-	-
Large Cap Growth Fund	269,166	-	-
Focused Value Fund	3,216,967	-	-
Mid-Cap Value Fund	1,594,655	-	-
Small Cap Value Equity Fund	541,586	-	-
Small Company Value Fund	3,308,127	-	-
Small Cap Growth Equity Fund	-	6,822,497	-
Diversified International Fund	4,433,045	-	-
Overseas Fund	7,583,289	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2010:

Amount
Diversified International Fund	$404,502
Overseas Fund	975,533

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2010, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, swap agreements, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$3,874,836	$-	$(11,252,804)	$16,089,235
Strategic Bond Fund	163,083	(6,057,011)	(15,065)	(8,275,196)
Strategic Balanced Fund	747,397	(6,788,157)	(25,232)	4,531,398
BlackRock Global Allocation Fund	895,890	26,180	(19,185)	39,633,175
Diversified Value Fund	1,050,408	(138,378,130)	(713,711)	22,511,368
Fundamental Value Fund	11,861,142	(73,416,570)	(186,410)	165,943,148
Value Equity Fund	236,178	(22,608,871)	(491,156)	3,410,200
Large Cap Value Fund	-	(70,924,454)	(656,624)	190,403,709
Indexed Equity Fund	7,616,239	(52,338,082)	(356,461)	180,973,112
Core Opportunities Fund	411,577	(13,795,295)	(7,296)	6,706,548
Blue Chip Growth Fund	-	(149,196,347)	(149,296)	123,476,905
Large Cap Growth Fund	545,631	-	(9,519)	12,819,053
Growth Opportunities Fund	-	(33,344,493)	(72,706)	78,414,135
NASDAQ-100 Fund	7,003	(18,172,620)	(10,112)	11,879,387
Focused Value Fund	2,550,800	(33,286,236)	(124,408)	133,405,736
Mid-Cap Value Fund	-	(61,385,809)	(20,360)	17,911,053
Small Cap Value Equity Fund	-	(51,533,513)	(16,598)	18,319,618
Small Company Value Fund	-	(7,770,030)	(156,351)	72,061,601
Mid Cap Growth Equity Fund	-	(48,504,733)	(33,010)	14,515,551
Mid Cap Growth Equity II Fund	-	(27,094,132)	(225,091)	404,474,999
Small Cap Growth Equity Fund	2,500,849	14,262,379	(137,458)	137,409,081
Small Company Growth Fund	-	(23,679,677)	(17,705)	15,624,496
Diversified International Fund	254,968	(76,304,965)	(580,681)	4,428,848
Overseas Fund	9,126,846	(142,535,982)	(133,813)	55,144,339

The Funds did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11

Notes to Financial Statements (Unaudited) (Continued)

bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and Indexed Equity Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and Indexed Equity Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective August 5, 2011 (the “Termination Date”), the Mid Cap Growth Equity Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

In addition, on August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA.” The financial statements do not reflect the effect of such downgrade because it occurred after the period end. While the long-term impact of the downgrade is uncertain, it may lead to increased volatility, particularly in the short-term. For Funds that invest in U.S. government obligations, the value of the Funds’ shares may be adversely affected by S&P’s downgrade or any future downgrades of the United States’ credit ratings.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2011, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Strategic Bond Fund, Strategic Balanced Fund, BlackRock Global Allocation Fund, Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Core Opportunities Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Growth Opportunities Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Diversified International Fund, and Overseas Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”).

In all of their deliberations, the Trustees were advised by independent counsel. The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the

Other Information (Unaudited) (Continued)

Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2010. The three-year period does not apply for any Fund that does not yet have a three-year performance history.)

The Committee considered that, in the case of a number of Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Strategic Bond Fund, Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Equity II Fund, and Overseas Fund. The Committee also considered that the Mid-Cap Value Fund’s expenses were in the first quartile of its peer group, and that its performance for the three-year period had been very favorable, although its performance was slightly below the median of its performance category (51st percentile) for the one-year period. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee also considered that, in the case of a number of other Funds, expense information showed the Funds to be in the first or second quartile of their peer groups, and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the one-year period, showing an improvement from a third- or fourth-quartile performance ranking for the three-year period. These Funds included the Value Equity Fund, Large Cap Growth Fund, Small Cap Value Equity Fund, and Small Company Growth Fund. For each of these Funds, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance numbers, including subadviser changes in a number of the Funds. The Committee determined that further inquiry was not required at this time. MassMutual also noted in the course of the discussion that, in light of the Value Equity Fund’s long-term performance record, MassMutual was considering the possibility of future strategic changes for that Fund.

The Committee considered the expenses and performance of the Indexed Equity Fund and NASDAQ-100 Fund. The Committee considered MassMutual’s statement that each of the Funds was performing within a quite favorable tracking error of its benchmark index and in accordance with expectations. MassMutual explained that expense information is difficult to analyze for these Funds, because, among other things, a number of the other funds in the comparison groups tend to be ultra-low priced retail index funds that skew the data. MassMutual noted that the Third-Party Report showed the Indexed Equity Fund to have very low expenses relative to its peers (first percentile), but to have underperformed its peers for the one- and three-year periods; and the NASDAQ-100 Fund to have relatively high expenses, but to have outperformed its peers for the one- and three-year periods. The Committee considered MassMutual’s statement that the NASDAQ-100 Fund’s expense numbers appear relatively high in large part due to the very small group of peer funds available for comparison with the Fund, but undertook to go back and review the expense levels of the Fund to determine whether any action as to the Fund’s expenses might be appropriate. The Committee considered MassMutual’s statements to the effect that MassMutual was satisfied with the performance of both Funds, and that the Funds were performing the role in the Select Fund family that they were intended to fulfill.

The Committee considered information regarding Funds that had underperformed in recent periods compared to their peers, and that had recently experienced changes in subadvisory relationships. The Committee considered that each of the Funds had relatively favorable expenses, but had achieved unfavorable relative performance.

•

Strategic Balanced Fund – The Committee considered MassMutual’s statement that one of the Fund’s subadvisers had been replaced in October 2008 with J.P. Morgan Investment Management Inc. (“J.P. Morgan”), and that the Fund had added an international sleeve at that time. MassMutual reported that it considered the restructuring of the Fund to be sound, and that the Fund had a first-quartile performance record for the three-year period, and slightly below median performance (59th percentile) for the one-year period.

•

Diversified Value Fund – The Committee considered MassMutual’s statement that both of the Fund’s current subadvisers, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., had been appointed in January 2010. The Committee also considered MassMutual’s statement that the Fund had returned to the desired risk profile since that time,

Other Information (Unaudited) (Continued)

and had experienced favorable relative performance in the second half of 2010 and in the first quarter of 2011 following one-year and three-year performance records in the third and fourth quartiles, respectively.

•

Core Opportunities Fund – The Committee considered MassMutual’s statement that, although the Fund had experienced third-quartile performance for the one- and three-year periods, The Boston Company Asset Management, LLC (“The Boston Company”) had been added as a subadviser in March 2010, which provided favorable relative performance in 2010 for the portion of the Fund it manages. The Committee considered MassMutual’s statement that the portion of the Fund managed by Victory Capital Management Inc. underperformed for that period, but that MassMutual has long-term confidence in the combination of managers. The Committee also considered MassMutual’s statement that, although the Fund is categorized by the Third-Party as a “growth” fund, MassMutual views the Fund as more appropriately in the “blend” category (against which its performance might be expected to appear more favorable) and believes that the appointment of The Boston Company will help to highlight that difference over time.

The Committee considered MassMutual’s confidence in the investment program of each of those Funds in light of the recent changes.

The Committee discussed with MassMutual the Select Large Cap Value Fund, subadvised by Davis Selected Advisers, L.P. (“Davis”), noting that the Fund had experienced third-quartile performance for the one- and three-year periods. MassMutual noted that stocks in which Davis specializes  —  undervalued, large-capitalization stocks with a relatively low-risk profile and historically including exposure to the financial sector  —  have been out of favor in recent years, and that Davis’s approach might be expected to perform more favorably as the current economic recovery moderates. MassMutual discussed with the Committee the fact that Davis remains very popular with investors, and that the firm’s investment style has served it well over the long term. The Committee considered that the Fund’s expense ratio is in the first quartile.

The Committee discussed with Management the Small Company Value Fund. The Committee considered that, although the Fund had experienced third-quartile relative performance for the one-year period, the Fund’s three-year performance was at the 30th percentile, and that MassMutual continued to have high conviction in the mix of managers and strategies for the Fund. The Committee also considered that the Fund’s expense ratio placed the Fund in the first quartile relative to its peers.

The Committee discussed with MassMutual the Small Cap Growth Equity Fund, noting that the Fund had experienced fourth-quartile performance for the one-year period. MassMutual affirmed that it had high conviction in the Fund’s two subadvisers, Wellington Management Company, LLP and Waddell & Reed Investment Management Company, based on the long-term performance record of the Fund’s portfolio managers. MassMutual noted that the Fund had performed in the second quartile in each of the preceding two years, and in the third quartile for the three-year period, and that the Fund’s expenses were in the second quartile. The Committee considered that the Fund had experienced substantially improved performance in the first quarter of 2011.

The Committee also discussed with MassMutual the Diversified International Fund, noting that the Fund had experienced low third-quartile performance for the one-year period and fourth-quartile performance for the three-year period. MassMutual noted that, although the subadviser, AllianceBernstein L.P. (“AllianceBernstein”), had a favorable performance record using the same strategy for the long term through 2007, MassMutual had less conviction in its execution, and was in the process of recommending a subadviser change. The Committee considered that the Fund’s expense ratio is in the first quartile.

The Committee then discussed the BlackRock Global Allocation Fund. The Committee considered MassMutual’s statement that, although the Fund’s performance for the one-year period was in the third quartile, the Fund is newly organized, and that MassMutual continues to have confidence in the subadviser, BlackRock Investment Management, LLC. The Committee considered that the Fund’s expense ratio is in the first quartile.

MassMutual then reminded the Committee that the Mid Cap Growth Equity Fund was scheduled to be liquidated in August of 2011, and recommended continuation of the Fund’s contractual arrangements to allow for the orderly liquidation of the Fund.

With respect to the Strategic Bond Fund, Fundamental Value Fund, Diversified Value Fund, Large Cap Value Fund, Focused Value Fund, Indexed Equity Fund, Blue Chip Growth Fund, Mid Cap Growth Equity II Fund, and Overseas Fund, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for each of the Funds.

Other Information (Unaudited) (Continued)

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund’s shareholders.

At their meeting in May 2010, the Trustees, including the Independent Trustees, also approved (i) the termination of the subadvisory agreement (“Prior Subadvisory Agreement”) with AllianceBernstein and the approval of a new subadvisory agreement (“New Subadvisory Agreement”) with J.P. Morgan as subadviser for the Diversified International Fund; and (ii) the termination of the Prior Subadvisory Agreement with AllianceBernstein and the approval of a New Subadvisory Agreement with J.P. Morgan as co-subadviser for the Overseas Fund. In all of their deliberations, the Trustees were advised by independent counsel.

With respect to the Diversified International Fund, after arriving at the decision to replace AllianceBernstein as subadviser of the Fund, the Trustees determined that it would be appropriate to find another subadviser that would maintain the foreign large value style mandate and have a diversified strategy capable of delivering competitive performance in diverse market environments. After careful consideration, the Trustees determined that J.P. Morgan’s International Value strategy, which has a diversified, value style that makes it capable of being offered as either a stand alone international mandate or as a complement in plan sponsor investment menus, provided the best opportunity for the Diversified International Fund.

With respect to the Overseas Fund, after arriving at the decision to replace AllianceBernstein as co-subadviser of the Fund, along with Harris Associates L.P. (“Harris”) and Massachusetts Financial Services Company, the Trustees determined that it would be appropriate to find another subadviser that would maintain the foreign large value style mandate and have a diversified strategy capable of delivering competitive performance in diverse market environments. After careful consideration, the Trustees determined that J.P. Morgan’s International Value strategy, which has a diversified, value style that makes it a strong complement to Harris as part of the value component of the Overseas Fund, provided the best opportunity for the Overseas Fund.

In reviewing the New Subadvisory Agreements, the Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) J.P. Morgan and its personnel with responsibilities for providing services to the Funds; (ii) the terms of the New Subadvisory Agreements; (iii) the scope and quality of services that J.P. Morgan will provide under the New Subadvisory Agreements; (iv) the historical investment performance track record of J.P. Morgan; and (v) the fees payable to J. P. Morgan by MassMutual and the effect of such fees on the profitability of MassMutual.

Other Information (Unaudited) (Continued)

Prior to the vote being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of the contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreements; (ii) MassMutual’s projected levels of profitability from its relationship to the Funds was not excessive and the subadvisory fee amounts under the New Subadvisory Agreements are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of J.P. Morgan appear well suited to the Funds, given their investment objectives and policies; and (iv) the terms of the New Subadvisory Agreements are fair and reasonable with respect to each of the Funds and were in the best interest of each such Fund’s shareholders.

The New Subadvisory Agreements for the Diversified International Fund and the Overseas Fund each became effective on June 6, 2011.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2011:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
PIMCO Total Return Fund
Class A	$1,000	0.86%	$1,028.70	$4.33	$1,020.50	$4.31
Class L	1,000	0.76%	1,029.80	3.82	1,021.00	3.81
Class Y	1,000	0.68%	1,029.70	3.42	1,021.40	3.41
Class S	1,000	0.56%	1,030.80	2.82	1,022.00	2.81
Class N	1,000	1.11%	1,027.80	5.58	1,019.30	5.56
Class Z	1,000	0.41%	1,030.70	2.06	1,022.80	2.06
Strategic Bond Fund
Class A	1,000	1.12%	1,026.10	5.63	1,019.20	5.61
Class L	1,000	0.87%	1,026.10	4.37	1,020.50	4.36
Class Y	1,000	0.72%	1,027.00	3.62	1,021.20	3.61
Class S	1,000	0.67%	1,028.10	3.37	1,021.50	3.36
Class N	1,000	1.42%	1,024.10	7.13	1,017.80	7.10

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Balanced Fund
Class A	$1,000	1.43%	$1,033.80	$7.21	$1,017.70	$7.15
Class L	1,000	1.18%	1,035.80	5.96	1,018.90	5.91
Class Y	1,000	1.03%	1,036.80	5.20	1,019.70	5.16
Class S	1,000	0.98%	1,036.00	4.95	1,019.90	4.91
Class N	1,000	1.73%	1,033.00	8.72	1,016.20	8.65
BlackRock Global Allocation Fund
Class A	1,000	1.36%	1,029.70	6.84	1,018.10	6.81
Class L	1,000	1.10%	1,031.50	5.54	1,019.30	5.51
Class Y	1,000	0.96%	1,032.50	4.84	1,020.00	4.81
Class S	1,000	0.86%	1,032.40	4.33	1,020.50	4.31
Diversified Value Fund
Class A	1,000	1.10%	1,067.40	5.64	1,019.30	5.51
Class L	1,000	0.81%	1,069.50	4.16	1,020.80	4.06
Class Y	1,000	0.70%	1,069.50	3.59	1,021.30	3.51
Class S	1,000	0.60%	1,070.60	3.08	1,021.80	3.01
Class N	1,000	1.41%	1,067.10	7.23	1,017.80	7.05
Fundamental Value Fund
Class A	1,000	1.24%	1,040.50	6.27	1,018.60	6.21
Class L	1,000	0.99%	1,042.10	5.01	1,019.90	4.96
Class Y	1,000	0.84%	1,043.00	4.26	1,020.60	4.21
Class S	1,000	0.80%	1,041.90	4.05	1,020.80	4.01
Class N	1,000	1.54%	1,040.00	7.79	1,017.20	7.70
Class Z	1,000	0.60%	1,043.90	3.04	1,021.80	3.01
Value Equity Fund
Class A	1,000	1.38%	1,046.10	7.00	1,018.00	6.90
Class L	1,000	1.13%	1,047.30	5.74	1,019.20	5.66
Class Y	1,000	0.98%	1,048.30	4.98	1,019.90	4.91
Class S	1,000	0.93%	1,048.50	4.72	1,020.20	4.66
Class N	1,000	1.68%	1,044.80	8.52	1,016.50	8.40
Large Cap Value Fund
Class A	1,000	1.26%	1,022.80	6.32	1,018.50	6.31
Class L	1,000	1.01%	1,023.70	5.07	1,019.80	5.06
Class Y	1,000	0.86%	1,023.60	4.31	1,020.50	4.31
Class S	1,000	0.77%	1,024.50	3.87	1,021.00	3.86
Class N	1,000	1.56%	1,021.10	7.82	1,017.10	7.80
Indexed Equity Fund
Class A	1,000	0.65%	1,056.40	3.31	1,021.60	3.26
Class L	1,000	0.40%	1,057.90	2.04	1,022.80	2.01
Class Y	1,000	0.45%	1,057.80	2.30	1,022.60	2.26
Class S	1,000	0.42%	1,058.10	2.14	1,022.70	2.11
Class N	1,000	0.95%	1,055.20	4.84	1,020.10	4.76
Class Z	1,000	0.21%	1,059.00	1.07	1,023.80	1.05
Core Opportunities Fund
Class A	1,000	1.36%	1,032.30	6.85	1,018.10	6.81
Class L	1,000	1.11%	1,033.30	5.60	1,019.30	5.56
Class Y	1,000	0.96%	1,034.20	4.84	1,020.00	4.81
Class S	1,000	0.86%	1,035.20	4.34	1,020.50	4.31
Class N	1,000	1.66%	1,031.10	8.36	1,016.60	8.30

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class A	$1,000	1.19%	$1,063.70	$6.09	$1,018.90	$5.96
Class L	1,000	0.98%	1,065.30	5.02	1,019.90	4.91
Class Y	1,000	0.82%	1,065.00	4.20	1,020.70	4.11
Class S	1,000	0.76%	1,065.70	3.89	1,021.00	3.81
Class N	1,000	1.51%	1,061.30	7.72	1,017.30	7.55
Large Cap Growth Fund
Class A	1,000	1.35%	1,041.00	6.83	1,018.10	6.76
Class L	1,000	1.09%	1,042.10	5.52	1,019.40	5.46
Class Y	1,000	0.92%	1,043.10	4.66	1,020.20	4.61
Class S	1,000	0.92%	1,044.30	4.66	1,020.20	4.61
Growth Opportunities Fund
Class A	1,000	1.36%	1,076.30	7.00	1,018.10	6.81
Class L	1,000	1.11%	1,078.60	5.72	1,019.30	5.56
Class Y	1,000	0.96%	1,078.80	4.95	1,020.00	4.81
Class S	1,000	0.86%	1,077.90	4.43	1,020.50	4.31
Class N	1,000	1.66%	1,074.20	8.54	1,016.60	8.30
NASDAQ-100 Fund
Class A	1,000	1.13%	1,047.80	5.74	1,019.20	5.66
Class L	1,000	0.88%	1,048.40	4.47	1,020.40	4.41
Class Y	1,000	0.73%	1,049.50	3.71	1,021.20	3.66
Class S	1,000	0.63%	1,050.70	3.20	1,021.70	3.16
Class N	1,000	1.43%	1,047.30	7.26	1,017.70	7.15
Focused Value Fund
Class A	1,000	1.30%	1,048.90	6.60	1,018.30	6.51
Class L	1,000	1.05%	1,050.20	5.34	1,019.60	5.26
Class Y	1,000	0.90%	1,050.90	4.58	1,020.30	4.51
Class S	1,000	0.80%	1,052.20	4.07	1,020.80	4.01
Class N	1,000	1.60%	1,047.60	8.12	1,016.90	8.00
Class Z	1,000	0.69%	1,052.20	3.51	1,021.40	3.46
Mid-Cap Value Fund
Class A	1,000	1.29%	1,069.40	6.62	1,018.40	6.46
Class L	1,000	1.04%	1,068.30	5.33	1,019.60	5.21
Class Y	1,000	0.89%	1,071.10	4.57	1,020.40	4.46
Class S	1,000	0.79%	1,072.30	4.06	1,020.90	3.96
Class N	1,000	1.59%	1,067.50	8.15	1,016.90	7.95
Small Cap Value Equity Fund
Class A	1,000	1.35%	1,050.80	6.86	1,018.10	6.76
Class L	1,000	1.10%	1,050.80	5.59	1,019.30	5.51
Class Y	1,000	0.95%	1,052.90	4.84	1,020.10	4.76
Class S	1,000	0.85%	1,054.00	4.33	1,020.60	4.26
Class N	1,000	1.65%	1,049.70	8.39	1,016.60	8.25
Small Company Value Fund
Class A	1,000	1.49%	1,052.20	7.58	1,017.40	7.45
Class L	1,000	1.24%	1,052.90	6.31	1,018.60	6.21
Class Y	1,000	1.09%	1,053.30	5.55	1,019.40	5.46
Class S	1,000	1.05%	1,054.60	5.35	1,019.60	5.26
Class N	1,000	1.79%	1,050.60	9.10	1,015.90	8.95
Class Z	1,000	0.86%	1,055.40	4.38	1,020.50	4.31

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Equity Fund
Class A	$1,000	1.42%	$1,094.70	$7.38	$1,017.80	$7.10
Class L	1,000	1.17%	1,094.00	6.07	1,019.00	5.86
Class Y	1,000	1.02%	1,097.20	5.30	1,019.70	5.11
Class S	1,000	0.95%	1,096.70	4.94	1,020.10	4.76
Class N	1,000	1.72%	1,093.20	8.93	1,016.30	8.60
Mid Cap Growth Equity II Fund
Class A	1,000	1.35%	1,070.90	6.93	1,018.10	6.76
Class L	1,000	1.10%	1,072.20	5.65	1,019.30	5.51
Class Y	1,000	0.95%	1,072.90	4.88	1,020.10	4.76
Class S	1,000	0.86%	1,073.60	4.42	1,020.50	4.31
Class N	1,000	1.65%	1,069.40	8.47	1,016.60	8.25
Class Z	1,000	0.73%	1,074.90	3.76	1,021.20	3.66
Small Cap Growth Equity Fund
Class A	1,000	1.51%	1,088.70	7.82	1,017.30	7.55
Class L	1,000	1.26%	1,089.80	6.53	1,018.50	6.31
Class Y	1,000	1.11%	1,090.60	5.75	1,019.30	5.56
Class S	1,000	0.97%	1,091.60	5.03	1,020.00	4.86
Class N	1,000	1.81%	1,086.90	9.37	1,015.80	9.05
Class Z	1,000	0.87%	1,092.10	4.51	1,020.50	4.36
Small Company Growth Fund
Class A	1,000	1.57%	1,110.60	8.22	1,017.00	7.85
Class L	1,000	1.32%	1,110.90	6.91	1,018.20	6.61
Class Y	1,000	1.17%	1,113.50	6.13	1,019.00	5.86
Class S	1,000	1.13%	1,112.90	5.92	1,019.20	5.66
Class N	1,000	1.87%	1,109.30	9.78	1,015.50	9.35
Diversified International Fund
Class A	1,000	1.42%	1,012.80	7.09	1,017.80	7.10
Class L	1,000	1.17%	1,012.70	5.84	1,019.00	5.86
Class Y	1,000	1.09%	1,014.20	5.44	1,019.40	5.46
Class S	1,000	0.99%	1,014.10	4.94	1,019.90	4.96
Class N	1,000	1.72%	1,011.40	8.58	1,016.30	8.60
Overseas Fund
Class A	1,000	1.51%	1,045.60	7.66	1,017.30	7.55
Class L	1,000	1.26%	1,048.10	6.40	1,018.50	6.31
Class Y	1,000	1.21%	1,047.90	6.14	1,018.80	6.06
Class S	1,000	1.16%	1,049.00	5.89	1,019.00	5.81
Class N	1,000	1.81%	1,044.80	9.18	1,015.80	9.05
Class Z	1,000	0.89%	1,050.40	4.52	1,020.40	4.46

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

August 29, 2011

©2011 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4543 0811 C:05477-04

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the RetireSMARTSM Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.”

June 30, 2011

Welcome to the Semiannual Report for the RetireSMARTSM Series of the MassMutual Select Funds covering the six months ended June 30, 2011. Domestic stock markets advanced for the first half of the year, despite losing significant ground in May and June when fresh concerns surfaced about the sustainability of the U.S. economic recovery and Greece’s fiscal woes once again took center stage. On the economic front, unemployment levels began to moderate in the first quarter, but climbed to a level of 9.1% in the second. The housing market continued to suffer from persistent weakness, and new home prices hit their lowest levels since mid-2000. Furthermore, numerous problems, including debt concerns in Europe, continued unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily in the first quarter, only to pull back somewhat in the second. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

During the first six months of 2011, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending – and whether or not to raise taxes. Key areas of debate included Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, and farm subsidies. In the investment markets, many pundits believed that the Federal Reserve’s (the “Fed”) November 2010 decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the equity markets in late 2010 and early 2011. However, as the second quarter came to a close, so did QE2.

On the international stage, ongoing unrest in Egypt and Libya contributed to continued volatility in oil prices. Commodity prices (including oil) declined somewhat starting in June, however, and drivers got some relief toward the end of the month when President Obama announced the release of millions of barrels of oil from the U.S. Strategic Petroleum Reserve, which helped drive gasoline prices lower. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy – and reverberating effects (although to a much lesser degree) on numerous economies throughout the world.

During the last week of June, Greece implemented a €78 billion (euro) package of austerity measures, which qualified the struggling country to receive the next portion of bailout funds from the European Union and avoid the euro area’s first member default. Investors breathed a sigh of relief, and equity markets surged.

Domestic stock indexes turned in positive returns for the six months ended June 30, 2011. The Dow Jones Industrial AverageSM, a measure of blue-chip domestic stock performance, advanced the most, with its 7.23% return. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 6.02%, while the technology-focused NASDAQ Composite® Index returned 4.55%. The Russell 2000® Index, which tracks the progress of small-cap stocks, gained 6.21% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 4.98% return. Fixed-income investments made a bit of progress during the period, but mainly trailed stocks, as the Barclays Capital U.S. Aggregate Bond Index advanced 2.72%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this key economic measure emerged during the six months, but problems remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Nevertheless, in June, it was reported that the U.S. unemployment rate had risen to 9.1% after the creation of only 54,000 jobs in May. The market had been expecting an easing of the unemployment rate to 8.9% and the creation of 160,000 jobs. Initial claims for unemployment benefits by U.S. workers remained above 400,000 throughout the month – a weekly figure below 400,000 is generally seen as an indicator that the economy is adding more jobs than it is losing.

Despite the challenges, there were some reasons for optimism as June came to a close. Indeed, the Fed kept its commitment to low interest rates for an extended period of time following its late June meeting, and Fed Chairman Ben Bernanke announced the end of QE2. Additionally, the release of first quarter 2011 gross domestic product (“GDP”) figures showed the economy still growing, although at a slower pace than during the fourth quarter of 2010.

Keeping it in perspective

Unsettling news on the economy, the end of QE2, and more problems from the euro zone present a challenging backdrop for stock prices. Yet, the S&P 500 Index closed the second quarter above 1,320, down less than 4% from its recent highs. The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.

Thank you for your continued confidence in MassMutual. Our goal is to help you weather the short-term uncertainties in the financial markets today – so you can help yourself achieve a more secure financial future.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual RetireSMART (risk-based) Series (“the Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, and RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”). Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by Massachusetts Mutual Life Insurance Company (MassMutual), and OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI). The Series’ investment adviser is MassMutual.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•

RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•

RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•

RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Fixed Income Funds	68.6%
Equity Funds	31.4%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	61.3%
Fixed Income Funds	38.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	86.7%
Fixed Income Funds	13.3%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	97.7%
Fixed Income Funds	2.3%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Continued)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target-date) Series, and who is the Series’ investment adviser?

The MassMutual RetireSMART (target-date) Series comprises 10 Funds – each of which has a “fund of funds” structure. The 10 Funds are RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund and RetireSMART 2050 Fund. Effective June 10, 2011, the name of the Series changed from MassMutual Select Destination Retirement to MassMutual RetireSMART, with the names of the Funds in the series changing as follows: Select Destination Retirement Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds became RetireSMART In Retirement, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds, respectively. The investment approach of the Funds in the series remains the same.

RetireSMART In Retirement Fund seeks to achieve high current income and, as a secondary approach, capital appreciation. All other Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund invests in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies, using a specific asset allocation strategy, which varies by Fund, as described below. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by Massachusetts Mutual Life Insurance Company (MassMutual), and OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI). The Series’ investment adviser is MassMutual.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•

RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity funds and similar funds and 65% in fixed income funds, including money market funds (approximately 15 years after the target retirement date).

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Fixed Income Funds	64.7%
Equity Funds	35.4%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

4

MassMutual RetireSMART Funds – Portfolio Summaries (Continued)

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	50.4%
Fixed Income Funds	49.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	76.0%
Fixed Income Funds	24.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	87.5%
Fixed Income Funds	12.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	65.7%
Fixed Income Funds	35.3%

Total Long-Term Investments	101.0%
Other Assets & Liabilities	(1.0)%

Net Assets	100.0%

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	84.0%
Fixed Income Funds	17.1%

Total Long-Term Investments	101.1%
Other Assets & Liabilities	(1.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	90.0%
Fixed Income Funds	11.1%

Total Long-Term Investments	101.1%
Other Assets & Liabilities	(1.1)%

Net Assets	100.0%

5

MassMutual RetireSMART Funds – Portfolio Summaries (Continued)

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	91.3%
Fixed Income Funds	8.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	97.1%
Fixed Income Funds	4.2%

Total Long-Term Investments	101.3%
Other Assets & Liabilities	(1.3)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	96.0%
Fixed Income Funds	4.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

6

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MassMutual Premier Core Bond Fund, Class Z (a)	4,835,695	$54,643,352
MassMutual Premier Disciplined Growth Fund, Class S (a)	804,755	8,079,744
MassMutual Premier Disciplined Value Fund, Class S (a)	811,477	8,585,431
MassMutual Premier Diversified Bond Fund, Class Z (a)	2,468,848	26,712,940
MassMutual Premier Focused International Fund, Class Z (a)	98,081	1,205,418
MassMutual Premier High Yield Fund, Class Z (a)	338,400	3,103,130
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,898,520	21,244,439
MassMutual Premier International Bond Fund, Class S (a)	713,295	7,539,529
MassMutual Premier International Equity Fund, Class S (a)	170,751	2,648,344
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	90,672	1,041,823
MassMutual Premier Money Market Fund, Class S (a)	4,665,021	4,665,021
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,201,291	45,247,903
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	444,677	7,288,257
MassMutual Premier Value Fund, Class S (a)	16,504	253,660
MassMutual Select Blue Chip Growth Fund, Class S (a)	132,520	1,504,098
MassMutual Select Core Opportunities Fund, Class S (a)	285,427	2,771,493
MassMutual Select Diversified International Fund, Class S (a)	389,735	2,798,298
MassMutual Select Diversified Value Fund, Class S (a)	170,524	1,628,505
MassMutual Select Focused Value Fund, Class Z (a)	199,535	3,703,377
MassMutual Select Fundamental Value Fund, Class Z (a)	244,096	2,670,408
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	120,110	1,338,023
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	162,851	1,239,293
MassMutual Select Large Cap Growth Fund, Class S (a)	200,861	1,940,315
MassMutual Select Large Cap Value Fund, Class S (a)	49,749	540,277

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	197,196	$3,340,502
MassMutual Select Mid-Cap Value Fund, Class S (a)	306,309	3,314,259
MassMutual Select Overseas Fund, Class Z (a)	993,321	7,658,506
MassMutual Select PIMCO Total Return Fund, Class Z (a)	683,340	7,106,740
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	108,810	2,051,078
MassMutual Select Small Cap Value Equity Fund, Class S (a)	163,378	1,627,241
MassMutual Select Small Company Growth Fund, Class S (a) (b)	84,040	936,211
MassMutual Select Small Company Value Fund, Class Z (a)	117,485	1,701,188
MassMutual Select Strategic Bond Fund, Class S (a)	921,289	9,102,339
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,250,280	4,676,046
Oppenheimer Developing Markets Fund, Class Y (a)	36,746	1,308,524
Oppenheimer Real Estate Fund, Class Y (a)	289,514	6,059,532

		261,275,244

TOTAL MUTUAL FUNDS (Cost $258,705,910)		261,275,244

TOTAL LONG-TERM INVESTMENTS (Cost $258,705,910)		261,275,244

TOTAL INVESTMENTS — 100.0% (Cost $258,705,910) (c)		261,275,244

Other Assets/(Liabilities) — (0.0)%		(29,801)

NET ASSETS — 100.0%		$261,245,443

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MassMutual Premier Core Bond Fund, Class Z (a)	7,283,651	$82,305,251
MassMutual Premier Disciplined Growth Fund, Class S (a)	3,256,778	32,698,049
MassMutual Premier Disciplined Value Fund, Class S (a)	2,926,445	30,961,786
MassMutual Premier Diversified Bond Fund, Class Z (a)	3,349,828	36,245,134
MassMutual Premier Focused International Fund, Class Z (a)	424,368	5,215,488
MassMutual Premier High Yield Fund, Class Z (a)	329,879	3,024,994
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,318,053	25,939,017
MassMutual Premier International Bond Fund, Class S (a)	841,153	8,890,982
MassMutual Premier International Equity Fund, Class S (a)	847,097	13,138,480
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,180,230	13,560,839
MassMutual Premier Money Market Fund, Class S (a)	1,084,154	1,084,154
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,435,857	37,004,184
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,396,450	22,887,819
MassMutual Premier Value Fund, Class S (a)	69,576	1,069,383
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	482,591	5,376,067
MassMutual Select Blue Chip Growth Fund, Class S (a)	868,906	9,862,086
MassMutual Select Core Opportunities Fund, Class S (a)	653,799	6,348,389
MassMutual Select Diversified International Fund, Class S (a)	1,444,035	10,368,172
MassMutual Select Diversified Value Fund, Class S (a)	943,694	9,012,274
MassMutual Select Focused Value Fund, Class Z (a)	476,423	8,842,405
MassMutual Select Fundamental Value Fund, Class Z (a)	1,479,830	16,189,337
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,265,144	9,627,750
MassMutual Select Large Cap Growth Fund, Class S (a)	687,346	6,639,762
MassMutual Select Large Cap Value Fund, Class S (a)	330,740	3,591,840

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	749,276	$8,923,873
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	610,755	10,346,183
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,764,677	19,093,800
MassMutual Select Overseas Fund, Class Z (a)	5,288,721	40,776,037
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,238,472	12,880,111
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	310,164	5,846,591
MassMutual Select Small Cap Value Equity Fund, Class S (a)	801,602	7,983,957
MassMutual Select Small Company Value Fund, Class Z (a)	261,371	3,784,656
MassMutual Select Small Company Growth Fund, Class S (a) (b)	434,345	4,838,599
MassMutual Select Strategic Bond Fund, Class S (a)	1,202,375	11,879,465
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,714,866	17,633,598
Oppenheimer Developing Markets Fund, Class Y (a)	79,091	2,816,427
Oppenheimer Real Estate Fund, Class Y (a)	972,126	20,346,593

		567,033,532

TOTAL MUTUAL FUNDS (Cost $554,304,377)		567,033,532

TOTAL LONG-TERM INVESTMENTS (Cost $554,304,377)		567,033,532

TOTAL INVESTMENTS — 100.0% (Cost $554,304,377) (c)		567,033,532

Other Assets/(Liabilities) — (0.0)%		(66,093)

NET ASSETS — 100.0%		$566,967,439

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MassMutual Premier Core Bond Fund, Class Z (a)	2,384,556	$26,945,484
MassMutual Premier Disciplined Growth Fund, Class S (a)	3,608,124	36,225,569
MassMutual Premier Disciplined Value Fund, Class S (a)	2,920,010	30,893,702
MassMutual Premier Diversified Bond Fund, Class Z (a)	244,542	2,645,939
MassMutual Premier Focused International Fund, Class Z (a)	405,279	4,980,877
MassMutual Premier High Yield Fund, Class Z (a)	144,338	1,323,576
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	443,182	4,959,207
MassMutual Premier International Bond Fund, Class S (a)	469,685	4,964,566
MassMutual Premier International Equity Fund, Class S (a)	918,668	14,248,544
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,139,228	13,089,728
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	653,124	7,034,142
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,293,094	21,193,810
MassMutual Premier Value Fund, Class S (a)	114,028	1,752,610
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	353,792	3,941,246
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,170,844	13,289,077
MassMutual Select Core Opportunities Fund, Class S (a)	470,025	4,563,940
MassMutual Select Diversified International Fund, Class S (a)	2,334,645	16,762,751
MassMutual Select Diversified Value Fund, Class S (a)	1,432,646	13,681,769
MassMutual Select Focused Value Fund, Class Z (a)	351,018	6,514,891
MassMutual Select Fundamental Value Fund, Class Z (a)	1,943,138	21,257,931
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,760,758	13,399,370
MassMutual Select Large Cap Growth Fund, Class S (a)	939,811	9,078,575
MassMutual Select Large Cap Value Fund, Class S (a)	463,119	5,029,467
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	369,108	4,396,072

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	782,620	$13,257,591
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,589,557	17,199,006
MassMutual Select Overseas Fund, Class Z (a)	5,407,657	41,693,034
MassMutual Select PIMCO Total Return Fund, Class Z (a)	515,294	5,359,063
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	421,477	7,944,850
MassMutual Select Small Cap Value Equity Fund, Class S (a)	940,183	9,364,224
MassMutual Select Small Company Growth Fund, Class S (a) (b)	573,043	6,383,695
MassMutual Select Small Company Value Fund, Class Z (a)	435,417	6,304,842
MassMutual Select Strategic Bond Fund, Class S (a)	365,780	3,613,909
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,207,769	15,737,056
Oppenheimer Developing Markets Fund, Class Y (a)	59,105	2,104,732
Oppenheimer Real Estate Fund, Class Y (a)	774,036	16,200,570

		427,335,415

TOTAL MUTUAL FUNDS (Cost $412,994,698)		427,335,415

TOTAL LONG-TERM INVESTMENTS (Cost $412,994,698)		427,335,415

TOTAL INVESTMENTS — 100.0% (Cost $412,994,698) (c)		427,335,415

Other Assets/(Liabilities) — (0.0)%		(49,338)

NET ASSETS — 100.0%		$427,286,077

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MassMutual Premier Core Bond Fund, Class Z (a)	41,223	$465,819
MassMutual Premier Disciplined Growth Fund, Class S (a)	655,674	6,582,965
MassMutual Premier Disciplined Value Fund, Class S (a)	473,509	5,009,727
MassMutual Premier Diversified Bond Fund, Class Z (a)	2,319	25,091
MassMutual Premier Focused International Fund, Class Z (a)	81,622	1,003,133
MassMutual Premier High Yield Fund, Class Z (a)	6,928	63,532
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	18,426	206,182
MassMutual Premier International Bond Fund, Class S (a)	12,389	130,955
MassMutual Premier International Equity Fund, Class S (a)	159,363	2,471,713
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	125,940	1,447,052
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	15,870	170,923
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	259,118	4,246,951
MassMutual Premier Value Fund, Class S (a)	29,815	458,254
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	8,533	95,061
MassMutual Select Blue Chip Growth Fund, Class S (a)	258,866	2,938,131
MassMutual Select Core Opportunities Fund, Class S (a)	83,345	809,279
MassMutual Select Diversified International Fund, Class S (a)	492,660	3,537,296
MassMutual Select Diversified Value Fund, Class S (a)	317,666	3,033,712
MassMutual Select Focused Value Fund, Class Z (a)	61,418	1,139,912
MassMutual Select Fundamental Value Fund Class Z (a)	425,123	4,650,844
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	354,582	2,698,371
MassMutual Select Large Cap Growth Fund, Class S (a)	213,371	2,061,166
MassMutual Select Large Cap Value Fund, Class S (a)	105,847	1,149,498
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	121,790	1,450,513
MassMutual Select Mid Cap Growth Equity II Fund Class Z (a) (b)	122,903	2,081,974

	Number of Shares	Value
MassMutual Select Mid-Cap Value Fund, Class S (a)	314,844	$3,406,611
MassMutual Select Overseas Fund, Class Z (a)	959,501	7,397,755
MassMutual Select PIMCO Total Return Fund, Class Z (a)	23,397	243,334
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	83,633	1,576,490
MassMutual Select Small Cap Value Equity Fund, Class S (a)	165,661	1,649,983
MassMutual Select Small Company Growth Fund, Class S (a) (b)	117,042	1,303,849
MassMutual Select Small Company Value Fund, Class Z (a)	90,339	1,308,103
MassMutual Select Strategic Bond Fund, Class S (a)	32,791	323,980
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	792,011	2,962,121
Oppenheimer Developing Markets Fund, Class Y (a)	5,860	208,658
Oppenheimer Real Estate Fund, Class Y (a)	137,498	2,877,834

		71,186,772

TOTAL MUTUAL FUNDS (Cost $68,418,641)		71,186,772

TOTAL LONG-TERM INVESTMENTS (Cost $68,418,641)		71,186,772

TOTAL INVESTMENTS — 100.00% (Cost $68,418,641) (c)		71,186,772

Other Assets/(Liabilities) — (0.0)%		(7,693)

NET ASSETS — 100.0%		$71,179,079

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,569,260	$17,732,635
MassMutual Premier Disciplined Growth Fund, Class S (a)	396,838	3,984,255
MassMutual Premier Disciplined Value Fund, Class S (a)	386,595	4,090,171
MassMutual Premier Focused International Fund, Class Z (a)	38,222	469,750
MassMutual Premier High Yield Fund, Class Z (a)	184,305	1,690,078
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,145,406	12,817,091
MassMutual Premier International Bond Fund, Class S (a)	437,706	4,626,548
MassMutual Premier International Equity Fund, Class S (a)	76,887	1,192,520
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	5,101	58,609
MassMutual Premier Money Market Fund, Class S (a)	2,374,730	2,374,730
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,630,208	17,557,338
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	186,874	3,062,862
MassMutual Premier Value Fund, Class S (a)	8,542	131,288
MassMutual Select Blue Chip Growth Fund, Class S (a)	51,625	585,948
MassMutual Select Core Opportunities Fund, Class S (a)	109,495	1,063,196
MassMutual Select Diversified International Fund, Class S (a)	168,390	1,209,043
MassMutual Select Diversified Value Fund, Class S (a)	69,799	666,580
MassMutual Select Focused Value Fund, Class Z (a)	81,556	1,513,677
MassMutual Select Fundamental Value Fund, Class Z (a)	99,184	1,085,077
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	62,429	475,088
MassMutual Select Large Cap Growth Fund, Class S (a)	83,628	807,849
MassMutual Select Large Cap Value Fund, Class S (a)	15,424	167,510
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	32,041	381,606
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	63,434	1,074,579
MassMutual Select Mid-Cap Value Fund, Class S (a)	138,384	1,497,314

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	442,522	$3,411,848
MassMutual Select PIMCO Total Return Fund, Class Z (a)	395,265	4,110,756
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	43,154	813,461
MassMutual Select Small Cap Value Equity Fund, Class S (a)	76,410	761,045
MassMutual Select Small Company Growth Fund, Class S (a) (b)	46,452	517,480
MassMutual Select Small Company Value Fund, Class Z (a)	47,684	690,466
MassMutual Select Strategic Bond Fund, Class S (a)	359,340	3,550,284
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	582,160	2,177,276
Oppenheimer Developing Markets Fund, Class Y (a)	13,965	497,289
Oppenheimer Real Estate Fund, Class Y (a)	140,329	2,937,093

		99,782,340

TOTAL MUTUAL FUNDS (Cost $93,340,512)		99,782,340

TOTAL LONG-TERM INVESTMENTS (Cost $93,340,512)		99,782,340

TOTAL INVESTMENTS — 100.1% (Cost $93,340,512) (c)		99,782,340

Other Assets/(Liabilities) — (0.1)%		(95,934)

NET ASSETS — 100.0%		$99,686,406

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,532,698	$17,319,487
MassMutual Premier Disciplined Growth Fund, Class S (a)	605,142	6,075,624
MassMutual Premier Disciplined Value Fund, Class S (a)	573,653	6,069,249
MassMutual Premier Focused International Fund, Class Z (a)	71,305	876,343
MassMutual Premier High Yield Fund, Class Z (a)	188,417	1,727,784
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	933,531	10,446,217
MassMutual Premier International Bond Fund, Class S (a)	337,481	3,567,176
MassMutual Premier International Equity Fund, Class S (a)	140,019	2,171,697
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	26,447	303,878
MassMutual Premier Money Market Fund, Class S (a)	1,566,412	1,566,412
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,142,996	12,310,064
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	246,969	4,047,829
MassMutual Premier Value Fund, Class S (a)	19,736	303,344
MassMutual Select Blue Chip Growth Fund, Class S (a)	90,429	1,026,368
MassMutual Select Core Opportunities Fund, Class S (a)	122,645	1,190,883
MassMutual Select Diversified International Fund, Class S (a)	320,490	2,301,116
MassMutual Select Diversified Value Fund, Class S (a)	122,232	1,167,313
MassMutual Select Focused Value Fund, Class Z (a)	91,293	1,694,395
MassMutual Select Fundamental Value Fund, Class Z (a)	160,191	1,752,485
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	109,242	831,335
MassMutual Select Large Cap Growth Fund, Class S (a)	145,773	1,408,166
MassMutual Select Large Cap Value Fund, Class S (a)	26,466	287,423
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	71,414	850,536

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	128,891	$2,183,418
MassMutual Select Mid-Cap Value Fund, Class S (a)	280,370	3,033,604
MassMutual Select Overseas Fund, Class Z (a)	788,139	6,076,552
MassMutual Select PIMCO Total Return Fund, Class Z (a)	422,969	4,398,878
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	72,228	1,361,505
MassMutual Select Small Cap Value Equity Fund, Class S (a)	137,523	1,369,732
MassMutual Select Small Company Growth Fund, Class S (a) (b)	81,245	905,069
MassMutual Select Small Company Value Fund, Class Z (a)	79,495	1,151,091
MassMutual Select Strategic Bond Fund, Class S (a)	311,088	3,073,550
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	723,280	2,705,067
Oppenheimer Developing Markets Fund, Class Y (a)	15,285	544,285
Oppenheimer Real Estate Fund, Class Y (a)	168,673	3,530,336

		109,628,211

TOTAL MUTUAL FUNDS (Cost $101,464,700)		109,628,211

TOTAL LONG-TERM INVESTMENTS (Cost $101,464,700)		109,628,211

TOTAL INVESTMENTS — 100.1% (Cost $101,464,700) (c)		109,628,211

Other Assets/(Liabilities) — (0.1)%		(89,898)

NET ASSETS — 100.0%		$109,538,313

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.0%
Diversified Financial — 101.0%
MassMutual Premier Core Bond Fund, Class Z (a)	15,241	$172,221
MassMutual Premier Disciplined Growth Fund, Class S (a)	10,438	104,798
MassMutual Premier Disciplined Value Fund, Class S (a)	9,624	101,818
MassMutual Premier Focused International Fund, Class Z (a)	1,598	19,644
MassMutual Premier High Yield Fund, Class Z (a)	4,336	39,763
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	11,962	133,855
MassMutual Premier International Bond Fund, Class S (a)	5,475	57,874
MassMutual Premier International Equity Fund, Class S (a)	2,804	43,494
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,040	11,945
MassMutual Premier Money Market Fund, Class S (a)	1,625	1,625
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	9,606	103,456
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	4,405	72,203
MassMutual Premier Value Fund, Class S (a)	407	6,263
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,527	28,686
MassMutual Select Core Opportunities Fund, Class S (a)	2,044	19,845
MassMutual Select Diversified International Fund, Class S (a)	7,111	51,059
MassMutual Select Diversified Value Fund, Class S (a)	3,325	31,757
MassMutual Select Focused Value Fund, Class Z (a)	1,455	27,003
MassMutual Select Fundamental Value Fund, Class Z (a)	4,705	51,468
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	3,132	23,834
MassMutual Select Large Cap Growth Fund, Class S (a)	3,769	36,404
MassMutual Select Large Cap Value Fund, Class S (a)	851	9,243
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,431	17,041
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	2,574	43,606
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,488	59,383

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	16,188	$124,810
MassMutual Select PIMCO Total Return Fund, Class Z (a)	5,115	53,200
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	1,697	31,997
MassMutual Select Small Cap Value Equity Fund, Class S (a)	2,902	28,906
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,142	23,865
MassMutual Select Small Company Value Fund, Class Z (a)	1,789	25,901
MassMutual Select Strategic Bond Fund, Class S (a)	3,967	39,193
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	12,547	46,927
Oppenheimer Developing Markets Fund, Class Y (a)	238	8,471
Oppenheimer Real Estate Fund, Class Y (a)	3,275	68,553

		1,720,111

TOTAL MUTUAL FUNDS (Cost $1,633,483)		1,720,111

TOTAL LONG-TERM INVESTMENTS (Cost $1,633,483)		1,720,111

TOTAL INVESTMENTS — 101.0% (Cost $1,633,483) (c)		1,720,111

Other Assets/(Liabilities) — (1.0)%		(17,092)

NET ASSETS — 100.0%		$1,703,019

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,226,001	$25,153,806
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,909,704	29,213,431
MassMutual Premier Disciplined Value Fund, Class S (a)	2,546,018	26,936,873
MassMutual Premier Focused International Fund, Class Z (a)	391,987	4,817,519
MassMutual Premier High Yield Fund, Class Z (a)	1,046,993	9,600,925
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,486,880	16,638,185
MassMutual Premier International Bond Fund, Class S (a)	1,201,344	12,698,203
MassMutual Premier International Equity Fund, Class S (a)	784,355	12,165,353
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,326,228	15,238,360
MassMutual Premier Money Market Fund, Class S (a)	48,122	48,122
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,500,211	16,157,272
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,109,680	18,187,656
MassMutual Premier Value Fund, Class S (a)	93,623	1,438,979
MassMutual Select Blue Chip Growth Fund, Class S (a)	720,115	8,173,304
MassMutual Select Core Opportunities Fund, Class S (a)	445,391	4,324,749
MassMutual Select Diversified International Fund, Class S (a)	1,771,818	12,721,653
MassMutual Select Diversified Value Fund, Class S (a)	1,009,585	9,641,537
MassMutual Select Focused Value Fund, Class Z (a)	346,617	6,433,205
MassMutual Select Fundamental Value Fund, Class Z (a)	1,341,674	14,677,918
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	939,479	7,149,435
MassMutual Select Large Cap Growth Fund, Class S (a)	1,128,521	10,901,515
MassMutual Select Large Cap Value Fund, Class S (a)	236,847	2,572,161
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	444,386	5,292,635
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	562,442	9,527,770

	Number of Shares	Value
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,369,279	$14,815,604
MassMutual Select Overseas Fund, Class Z (a)	4,480,883	34,547,608
MassMutual Select PIMCO Total Return Fund, Class Z (a)	863,716	8,982,643
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	196,017	3,694,923
MassMutual Select Small Cap Value Equity Fund, Class S (a)	428,897	4,271,814
MassMutual Select Small Company Growth Fund, Class S (a) (b)	379,692	4,229,769
MassMutual Select Small Company Value Fund, Class Z (a)	308,453	4,466,394
MassMutual Select Strategic Bond Fund, Class S (a)	484,431	4,786,179
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,095,490	11,577,131
Oppenheimer Developing Markets Fund, Class Y (a)	53,922	1,920,177
Oppenheimer Real Estate Fund, Class Y (a)	809,036	16,933,122

		389,935,930

TOTAL MUTUAL FUNDS (Cost $347,854,688)		389,935,930

TOTAL LONG-TERM INVESTMENTS (Cost $347,854,688)		389,935,930

TOTAL INVESTMENTS — 100.1% (Cost $347,854,688) (c)		389,935,930

Other Assets/(Liabilities) — (0.1)%		(241,837)

NET ASSETS — 100.0%		$389,694,093

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.1%
Diversified Financial — 101.1%
MassMutual Premier Core Bond Fund, Class Z (a)	4,865	$54,973
MassMutual Premier Disciplined Growth Fund, Class S (a)	11,245	112,899
MassMutual Premier Disciplined Value Fund, Class S (a)	10,131	107,185
MassMutual Premier Focused International Fund, Class Z (a)	1,903	23,382
MassMutual Premier High Yield Fund, Class Z (a)	5,006	45,906
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	3,385	37,880
MassMutual Premier International Bond Fund, Class S (a)	4,897	51,761
MassMutual Premier International Equity Fund, Class S (a)	3,423	53,094
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,139	13,093
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,626	39,047
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	4,724	77,432
MassMutual Premier Value Fund, Class S (a)	488	7,500
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,509	39,822
MassMutual Select Core Opportunities Fund, Class S (a)	1,763	17,116
MassMutual Select Diversified International Fund, Class S (a)	8,105	58,193
MassMutual Select Diversified Value Fund, Class S (a)	4,716	45,040
MassMutual Select Focused Value Fund, Class Z (a)	1,328	24,644
MassMutual Select Fundamental Value Fund, Class Z (a)	6,526	71,392
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	4,574	34,805
MassMutual Select Large Cap Growth Fund, Class S (a)	5,428	52,430
MassMutual Select Large Cap Value Fund, Class S (a)	1,322	14,353
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,786	21,272
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	2,621	44,395
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,797	62,722
MassMutual Select Overseas Fund, Class Z (a)	20,168	155,492

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,907	$19,833
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	1,944	36,648
MassMutual Select Small Cap Value Equity Fund, Class S (a)	3,381	33,678
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,446	27,245
MassMutual Select Small Company Value Fund, Class Z (a)	2,029	29,380
MassMutual Select Strategic Bond Fund, Class S (a)	1,282	12,669
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	14,150	52,921
Oppenheimer Developing Markets Fund, Class Y (a)	212	7,564
Oppenheimer Real Estate Fund, Class Y (a)	3,239	67,788

		1,553,554

TOTAL MUTUAL FUNDS (Cost $1,453,513)		1,553,554

TOTAL LONG-TERM INVESTMENTS (Cost $1,453,513)		1,553,554

TOTAL INVESTMENTS — 101.1% (Cost $1,453,513) (c)		1,553,554

Other Assets/(Liabilities) — (1.1)%		(17,424)

NET ASSETS — 100.0%		$1,536,130

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	720,337	$8,139,811
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,172,336	21,810,249
MassMutual Premier Disciplined Value Fund, Class S (a)	1,872,586	19,811,962
MassMutual Premier Focused International Fund, Class Z (a)	404,451	4,970,702
MassMutual Premier High Yield Fund, Class Z (a)	707,991	6,492,283
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	510,556	5,713,125
MassMutual Premier International Bond Fund, Class S (a)	751,069	7,938,795
MassMutual Premier International Equity Fund, Class S (a)	748,653	11,611,615
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	864,661	9,934,949
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	625,855	6,740,456
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,018,222	16,688,665
MassMutual Premier Value Fund, Class S (a)	84,184	1,293,912
MassMutual Select Blue Chip Growth Fund, Class S (a)	831,206	9,434,181
MassMutual Select Core Opportunities Fund, Class S (a)	358,972	3,485,617
MassMutual Select Diversified International Fund, Class S (a)	1,756,970	12,615,043
MassMutual Select Diversified Value Fund, Class S (a)	1,180,898	11,277,578
MassMutual Select Focused Value Fund, Class Z (a)	268,977	4,992,209
MassMutual Select Fundamental Value Fund, Class Z (a)	1,575,632	17,237,413
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,112,860	8,468,868
MassMutual Select Large Cap Growth Fund, Class S (a)	1,315,975	12,712,321
MassMutual Select Large Cap Value Fund, Class S (a)	287,127	3,118,196
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	500,430	5,960,126
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	478,758	8,110,153
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,251,815	13,544,641

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	4,369,270	$33,687,068
MassMutual Select PIMCO Total Return Fund, Class Z (a)	311,466	3,239,246
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	305,473	5,758,167
MassMutual Select Small Cap Value Equity Fund, Class S (a)	559,780	5,575,409
MassMutual Select Small Company Growth Fund, Class S (a) (b)	349,000	3,887,855
MassMutual Select Small Company Value Fund, Class Z (a)	352,903	5,110,038
MassMutual Select Strategic Bond Fund, Class S (a)	183,819	1,816,129
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	2,851,271	10,663,752
Oppenheimer Developing Markets Fund, Class Y (a)	43,758	1,558,227
Oppenheimer Real Estate Fund, Class Y (a)	682,334	14,281,255

		317,680,016

TOTAL MUTUAL FUNDS (Cost $278,115,845)		317,680,016

TOTAL LONG-TERM INVESTMENTS (Cost $278,115,845)		317,680,016

TOTAL INVESTMENTS — 100.1% (Cost $278,115,845) (c)		317,680,016

Other Assets/(Liabilities) — (0.1)%		(192,409)

NET ASSETS — 100.0%		$317,487,607

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.1%
Diversified Financial — 101.1%
MassMutual Premier Core Bond Fund, Class Z (a)	3,828	$43,255
MassMutual Premier Disciplined Growth Fund, Class S (a)	11,190	112,346
MassMutual Premier Disciplined Value Fund, Class S (a)	9,913	104,880
MassMutual Premier Focused International Fund, Class Z (a)	2,163	26,586
MassMutual Premier High Yield Fund, Class Z (a)	2,188	20,068
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,854	20,745
MassMutual Premier International Bond Fund, Class S (a)	4,284	45,283
MassMutual Premier International Equity Fund, Class S (a)	3,774	58,532
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	723	8,312
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,347	25,274
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	5,385	88,259
MassMutual Premier Value Fund, Class S (a)	572	8,792
MassMutual Select Blue Chip Growth Fund, Class S (a)	4,286	48,649
MassMutual Select Core Opportunities Fund, Class S (a)	1,801	17,491
MassMutual Select Diversified International Fund, Class S (a)	9,408	67,551
MassMutual Select Diversified Value Fund, Class S (a)	5,823	55,607
MassMutual Select Focused Value Fund, Class Z (a)	1,357	25,180
MassMutual Select Fundamental Value Fund, Class Z (a)	7,995	87,470
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,680	43,228
MassMutual Select Large Cap Growth Fund, Class S (a)	6,659	64,326
MassMutual Select Large Cap Value Fund, Class S (a)	1,642	17,834
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,911	22,755
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	2,867	48,568
MassMutual Select Mid-Cap Value Fund, Class S (a)	6,447	69,757
MassMutual Select Overseas Fund, Class Z (a)	23,259	179,328

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,079	$11,219
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	2,266	42,706
MassMutual Select Small Cap Value Equity Fund, Class S (a)	3,932	39,166
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,676	29,815
MassMutual Select Small Company Value Fund, Class Z (a)	2,207	31,960
MassMutual Select Strategic Bond Fund, Class S (a)	1,085	10,723
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	14,863	55,588
Oppenheimer Developing Markets Fund, Class Y (a)	221	7,866
Oppenheimer Real Estate Fund, Class Y (a)	3,521	73,700

		1,612,819

TOTAL MUTUAL FUNDS (Cost $1,507,556)		1,612,819

TOTAL LONG-TERM INVESTMENTS (Cost $1,507,556)		1,612,819

TOTAL INVESTMENTS — 101.1% (Cost $1,507,556) (c)		1,612,819

Other Assets/(Liabilities) — (1.1)%		(17,007)

NET ASSETS — 100.0%		$1,595,812

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	440,610	$4,978,891
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,328,303	13,336,160
MassMutual Premier Disciplined Value Fund, Class S (a)	1,095,034	11,585,464
MassMutual Premier Focused International Fund, Class Z (a)	258,155	3,172,725
MassMutual Premier High Yield Fund, Class Z (a)	119,724	1,097,867
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	175,170	1,960,149
MassMutual Premier International Bond Fund, Class S (a)	386,598	4,086,336
MassMutual Premier International Equity Fund, Class S (a)	484,409	7,513,189
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	486,338	5,588,023
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	230,306	2,480,400
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	659,264	10,805,331
MassMutual Premier Value Fund, Class S (a)	71,214	1,094,556
MassMutual Select Blue Chip Growth Fund, Class S (a)	552,647	6,272,546
MassMutual Select Core Opportunities Fund, Class S (a)	218,641	2,123,002
MassMutual Select Diversified International Fund, Class S (a)	1,126,848	8,090,771
MassMutual Select Diversified Value Fund, Class S (a)	772,286	7,375,330
MassMutual Select Focused Value Fund, Class Z (a)	164,207	3,047,678
MassMutual Select Fundamental Value Fund, Class Z (a)	1,052,994	11,519,755
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	752,555	5,726,947
MassMutual Select Large Cap Growth Fund, Class S (a)	848,101	8,192,655
MassMutual Select Large Cap Value Fund, Class S (a)	197,496	2,144,806
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	327,553	3,901,153
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	316,309	5,358,268
MassMutual Select Mid-Cap Value Fund, Class S (a)	818,585	8,857,094

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	2,804,140	$21,619,922
MassMutual Select PIMCO Total Return Fund, Class Z (a)	138,149	1,436,753
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	190,756	3,595,753
MassMutual Select Small Cap Value Equity Fund, Class S (a)	355,049	3,536,289
MassMutual Select Small Company Growth Fund, Class S (a) (b)	263,996	2,940,913
MassMutual Select Small Company Value Fund, Class Z (a)	250,665	3,629,629
MassMutual Select Strategic Bond Fund, Class S (a)	96,684	955,242
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,790,670	6,697,105
Oppenheimer Developing Markets Fund, Class Y (a)	26,735	952,020
Oppenheimer Real Estate Fund, Class Y (a)	411,582	8,614,420

		194,287,142

TOTAL MUTUAL FUNDS (Cost $168,214,589)		194,287,142

TOTAL LONG-TERM INVESTMENTS (Cost $168,214,589)		194,287,142

TOTAL INVESTMENTS — 100.1% (Cost $168,214,589) (c)		194,287,142

Other Assets/(Liabilities) — (0.1)%		(121,606)

NET ASSETS — 100.0%		$194,165,536

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.3%
Diversified Financial — 101.3%
MassMutual Premier Core Bond Fund, Class Z (a)	1,453	$16,421
MassMutual Premier Disciplined Growth Fund, Class S (a)	9,155	91,913
MassMutual Premier Disciplined Value Fund, Class S (a)	7,850	83,053
MassMutual Premier Focused International Fund, Class Z (a)	1,848	22,716
MassMutual Premier High Yield Fund, Class Z (a)	392	3,593
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	469	5,249
MassMutual Premier International Bond Fund, Class S (a)	1,881	19,878
MassMutual Premier International Equity Fund, Class S (a)	3,281	50,882
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,523	17,505
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	300	3,233
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	4,627	75,833
MassMutual Premier Value Fund, Class S (a)	606	9,317
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,943	44,748
MassMutual Select Core Opportunities Fund, Class S (a)	1,442	14,006
MassMutual Select Diversified International Fund, Class S (a)	8,043	57,746
MassMutual Select Diversified Value Fund, Class S (a)	5,329	50,888
MassMutual Select Focused Value Fund, Class Z (a)	1,157	21,477
MassMutual Select Fundamental Value Fund, Class Z (a)	7,289	79,739
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,086	38,706
MassMutual Select Large Cap Growth Fund, Class S (a)	6,014	58,094
MassMutual Select Large Cap Value Fund, Class S (a)	1,465	15,909
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,761	20,977
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	2,552	43,233
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,769	62,425
MassMutual Select Overseas Fund, Class Z (a)	19,608	151,176

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	220	$2,292
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	1,838	34,637
MassMutual Select Small Cap Value Equity Fund, Class S (a)	3,194	31,810
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,193	24,433
MassMutual Select Small Company Value Fund, Class Z (a)	1,768	25,594
MassMutual Select Strategic Bond Fund, Class S (a)	308	3,042
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	12,274	45,904
Oppenheimer Developing Markets Fund, Class Y (a)	105	3,731
Oppenheimer Real Estate Fund, Class Y (a)	2,827	59,165

		1,289,325

TOTAL MUTUAL FUNDS (Cost $1,180,798)		1,289,325

TOTAL LONG-TERM INVESTMENTS (Cost $1,180,798)		1,289,325

TOTAL INVESTMENTS — 101.3% (Cost $1,180,798) (c)		1,289,325

Other Assets/(Liabilities) — (1.3)%		(16,924)

NET ASSETS — 100.0%		$1,272,401

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	32,196	$363,813
MassMutual Premier Disciplined Growth Fund, Class S (a)	224,744	2,256,428
MassMutual Premier Disciplined Value Fund, Class S (a)	188,296	1,992,177
MassMutual Premier Focused International Fund, Class Z (a)	44,834	551,011
MassMutual Premier High Yield Fund, Class Z (a)	11,923	109,332
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	7,759	86,822
MassMutual Premier International Bond Fund, Class S (a)	37,867	400,255
MassMutual Premier International Equity Fund, Class S (a)	82,842	1,284,880
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	62,555	718,762
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	15,394	165,795
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	110,165	1,805,598
MassMutual Premier Value Fund, Class S (a)	11,671	179,376
MassMutual Select Blue Chip Growth Fund, Class S (a)	95,039	1,078,698
MassMutual Select Core Opportunities Fund, Class S (a)	36,742	356,769
MassMutual Select Diversified International Fund, Class S (a)	188,791	1,355,520
MassMutual Select Diversified Value Fund, Class S (a)	132,179	1,262,306
MassMutual Select Focused Value Fund, Class Z (a)	28,007	519,814
MassMutual Select Fundamental Value Fund, Class Z (a)	180,135	1,970,672
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	128,278	976,192
MassMutual Select Large Cap Growth Fund, Class S (a)	142,767	1,379,129
MassMutual Select Large Cap Value Fund, Class S (a)	37,128	403,213
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	55,184	657,243
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	52,591	890,885
MassMutual Select Mid-Cap Value Fund, Class S (a)	135,284	1,463,769
MassMutual Select Overseas Fund, Class Z (a)	472,966	3,646,564

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	7,948	$82,659
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	33,242	626,617
MassMutual Select Small Cap Value Equity Fund, Class S (a)	64,098	638,414
MassMutual Select Small Company Growth Fund, Class S (a) (b)	54,449	606,567
MassMutual Select Small Company Value Fund, Class Z (a)	43,374	628,057
MassMutual Select Strategic Bond Fund, Class S (a)	5,986	59,140
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	279,138	1,043,977
Oppenheimer Developing Markets Fund, Class Y (a)	2,673	95,202
Oppenheimer Real Estate Fund, Class Y (a)	64,853	1,357,377

		31,013,033

TOTAL MUTUAL FUNDS (Cost $28,404,851)		31,013,033

TOTAL LONG-TERM INVESTMENTS (Cost $28,404,851)		31,013,033

TOTAL INVESTMENTS — 100.1% (Cost $28,404,851) (c)		31,013,033

Other Assets/(Liabilities) — (0.1)%		(26,507)

NET ASSETS — 100.0%		$30,986,526

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

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MassMutual RetireSMART Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — affiliated issuers (Note 7) (a)	$261,275,244	$567,033,532

Total investments	261,275,244	567,033,532

Receivables from:
Investments sold	71,407	1,916,399
Investment adviser (Note 3)	-	-
Fund shares sold	6,041	66,020

Total assets	261,352,692	569,015,951

Liabilities:
Payables for:
Investments purchased	-	-
Fund shares repurchased	77,449	1,982,419
Trustees’ fees and expenses (Note 3)	312	695
Affiliates (Note 3):
Investment management fees	3,560	7,534
Administration fees	11,385	26,081
Service fees	11,037	27,165
Distribution fees	-	-
Accrued expense and other liabilities	3,506	4,618

Total liabilities	107,249	2,048,512

Net assets	$261,245,443	$566,967,439

Net assets consist of:
Paid-in capital	$258,695,419	$554,214,274
Undistributed (accumulated) net investment income (loss)	(13,509)	(11,207)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,801)	35,217
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,569,334	12,729,155

Net assets	$261,245,443	$566,967,439

(a) Cost of investments — affiliated issuers:	$258,705,910	$554,304,377

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$427,335,415	$71,186,772	$99,782,340	$109,628,211	$1,720,111

427,335,415	71,186,772	99,782,340	109,628,211	1,720,111

1,746,352	68,565	12,028	82,033	-
-	2,390	-	-	5,010
172,612	-	15,927	19,430	266

429,254,379	71,257,727	99,810,295	109,729,674	1,725,387

-	-	1,598	1,125	260
1,918,964	68,565	25,959	99,911	-
533	92	34,050	29,406	66

5,738	947	4,172	4,483	70
19,503	3,218	11,059	10,032	95
19,412	2,957	20,577	19,776	196
-	-	68	423	-
4,152	2,869	26,406	26,205	21,681

1,968,302	78,648	123,889	191,361	22,368

$427,286,077	$71,179,079	$99,686,406	$109,538,313	$1,703,019

$412,893,460	$68,408,758	$123,801,567	$140,395,462	$1,551,608
(5,596)	49	2,453,409	2,188,350	(553)
57,496	2,141	(33,010,398)	(41,209,010)	65,336
14,340,717	2,768,131	6,441,828	8,163,511	86,628

$427,286,077	$71,179,079	$99,686,406	$109,538,313	$1,703,019

$412,994,698	$68,418,641	$93,340,512	$101,464,700	$1,633,483

23

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class A shares:
Net assets	$162,051,623	$402,712,328

Shares outstanding (a)	16,047,431	39,369,901

Net asset value and redemption price per share	$10.10	$10.23

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.72	$10.85

Class L shares:
Net assets	$98,991,634	$164,050,309

Shares outstanding (a)	9,802,141	16,036,762

Net asset value, offering price and redemption price per share	$10.10	$10.23

Class Y shares:
Net assets	$101,092	$102,400

Shares outstanding (a)	10,010	10,010

Net asset value, offering price and redemption price per share	$10.10	$10.23

Class S shares:
Net assets	$101,094	$102,402

Shares outstanding (a)	10,010	10,010

Net asset value, offering price and redemption price per share	$10.10	$10.23

Class N shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$290,255,568	$44,384,541	$32,414,571	$30,477,212	$321,756

28,053,196	4,265,942	3,189,817	2,918,733	28,676

$10.35	$10.40	$10.16	$10.44	$11.22

$10.98	$11.03	$10.78	$11.08	$11.90

$136,823,351	$26,586,221	$33,134,990	$13,067,942	$114,872

13,223,121	2,555,112	3,230,069	1,242,145	10,209

$10.35	$10.41	$10.26	$10.52	$11.25

$103,578	$104,158	$21,084,262	$29,086,992	$258,687

10,010	10,010	2,051,965	2,761,173	22,980

$10.35	$10.41	$10.28	$10.53	$11.26

$103,580	$104,159	$12,943,550	$36,218,461	$1,007,704

10,010	10,010	1,261,380	3,433,631	89,477

$10.35	$10.41	$10.26	$10.55	$11.26

$-	$-	$109,033	$687,706	$-

-	-	10,732	65,966	-

$-	$-	$10.16	$10.43	$-

25

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Assets:
Investments, at value — affiliated issuers (Note 7) (a)	$389,935,930	$1,553,554

Total investments	389,935,930	1,553,554

Receivables from:
Investments sold	1,112,685	-
Investment adviser (Note 3)	-	5,277
Fund shares sold	124,420	510

Total assets	391,173,035	1,559,341

Liabilities:
Payables for:
Investments purchased	6,420	504
Fund shares repurchased	1,229,187	-
Trustees’ fees and expenses (Note 3)	89,115	61
Affiliates (Note 3):
Investment management fees	15,723	62
Administration fees	41,248	104
Service fees	60,872	295
Distribution fees	390	-
Accrued expense and other liabilities	35,987	22,185

Total liabilities	1,478,942	23,211

Net assets	$389,694,093	$1,536,130

Net assets consist of:
Paid-in capital	$471,955,611	$1,377,840
Undistributed (accumulated) net investment income (loss)	5,771,853	(616)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(130,114,613)	58,865
Net unrealized appreciation (depreciation) on investments and foreign currency translations	42,081,242	100,041

Net assets	$389,694,093	$1,536,130

(a) Cost of investments — affiliated issuers:	$347,854,688	$1,453,513

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$317,680,016	$1,612,819	$194,287,142	$1,289,325	$31,013,033

317,680,016	1,612,819	194,287,142	1,289,325	31,013,033

1,043,107	-	807,202	-	1,588,581
-	5,228	-	5,227	4,459
46,145	1,087	54,667	630	42,722

318,769,268	1,619,134	195,149,011	1,295,182	32,648,795

1,574	1,081	962	625	367
1,086,467	-	860,162	-	1,630,820
67,923	60	40,115	58	2,538

12,760	64	7,807	51	1,242
32,566	108	17,390	64	1,554
46,980	263	27,959	123	2,727
209	-	180	-	61
33,182	21,746	28,900	21,860	22,960

1,281,661	23,322	983,475	22,781	1,662,269

$317,487,607	$1,595,812	$194,165,536	$1,272,401	$30,986,526

$383,791,066	$1,438,292	$231,083,282	$1,112,821	$28,123,347
3,538,483	(438)	1,868,679	(81)	(5,773)
(109,406,113)	52,695	(64,858,978)	51,134	260,770
39,564,171	105,263	26,072,553	108,527	2,608,182

$317,487,607	$1,595,812	$194,165,536	$1,272,401	$30,986,526

$278,115,845	$1,507,556	$168,214,589	$1,180,798	$28,404,851

27

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Class A shares:
Net assets	$96,721,950	$481,858

Shares outstanding (a)	9,511,302	42,331

Net asset value and redemption price per share	$10.17	$11.38

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.79	$12.07

Class L shares:
Net assets	$101,936,601	$121,049

Shares outstanding (a)	9,929,921	10,610

Net asset value, offering price and redemption price per share	$10.27	$11.41

Class Y shares:
Net assets	$69,966,428	$119,802

Shares outstanding (a)	6,818,890	10,494

Net asset value, offering price and redemption price per share	$10.26	$11.42

Class S shares:
Net assets	$120,417,526	$813,421

Shares outstanding (a)	11,713,207	71,234

Net asset value, offering price and redemption price per share	$10.28	$11.42

Class N shares:
Net assets	$651,588	$-

Shares outstanding (a)	64,365	-

Net asset value, offering price and redemption price per share	$10.12	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$74,934,455	$456,488	$44,276,333	$200,373	$4,297,863

7,337,956	39,904	4,323,387	17,390	472,536

$10.21	$11.44	$10.24	$11.52	$9.10

$10.83	$12.14	$10.86	$12.22	$9.66

$83,354,766	$148,029	$51,050,229	$124,465	$2,207,963

8,081,189	12,917	4,931,269	10,783	242,220

$10.31	$11.46	$10.35	$11.54	$9.12

$62,318,702	$166,020	$28,975,541	$126,465	$6,024,038

6,046,698	14,479	2,799,396	10,949	660,227

$10.31	$11.47	$10.35	$11.55	$9.12

$96,567,411	$825,275	$69,577,021	$821,098	$18,358,917

9,350,427	71,957	6,711,729	71,071	2,010,875

$10.33	$11.47	$10.37	$11.55	$9.13

$312,273	$-	$286,412	$-	$97,745

30,655	-	28,021	-	10,731

$10.19	$-	$10.22	$-	$9.11

29

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MassMutual RetireSMART Conservative Fund *	MassMutual RetireSMART Moderate Fund *
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$16,292	$54,886

Total investment income	16,292	54,886

Expenses (Note 3):
Investment management fees	3,560	7,534
Custody fees	908	908
Audit fees	1,695	1,702
Legal fees	127	282
Proxy fees	-	-
Shareholder reporting fees	442	977
Trustees’ fees	648	1,444

	7,380	12,847
Administration fees:
Class A	7,063	18,472
Class L	4,318	7,604
Class Y	2	3
Class S	1	2
Class N	-	-
Distribution fees:
Class N	-	-
Service fees:
Class A	11,037	27,165
Class N	-	-

Total expenses	29,801	66,093
Expenses waived (Note 3):
Class A fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class S fees waived by adviser	-	-

Net expenses	29,801	66,093

Net investment income (loss)	(13,509)	(11,207)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	(5,801)	35,217

Net realized gain (loss)	(5,801)	35,217

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	2,569,334	12,729,155

Net change in unrealized appreciation (depreciation)	2,569,334	12,729,155

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,563,533	12,764,372

Net increase (decrease) in net assets resulting from operations	$2,550,024	$12,753,165

*	Fund commenced operations on June 20, 2011.

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART Moderate Growth Fund *	MassMutual RetireSMART Growth Fund *	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$43,742	$7,742	$14,665	$17,405	$324

43,742	7,742	14,665	17,405	324

5,738	948	25,600	27,322	403
908	908	13,211	13,153	12,369
1,699	1,691	14,536	14,536	14,513
217	37	703	697	8
-	-	474	474	474
752	133	3,274	3,294	1,225
1,109	190	4,384	4,424	58

10,423	3,907	62,182	63,900	29,050

13,200	2,011	24,805	27,285	247
6,298	1,203	26,939	11,411	94
3	3	5,042	10,392	88
2	2	1,357	3,551	46
-	-	107	687	-

-	-	133	765	-

19,412	2,957	41,231	39,199	375
-	-	133	765	-

49,338	10,083	161,929	157,955	29,900

-	(1,491)	-	-	(5,277)
-	(893)	-	-	(2,014)
-	(3)	-	-	(4,777)
-	(3)	-	-	(16,273)

49,338	7,693	161,929	157,955	1,559

(5,596)	49	(147,264)	(140,550)	(1,235)

57,496	2,141	9,859,057	9,570,978	57,600

57,496	2,141	9,859,057	9,570,978	57,600

14,340,717	2,768,131	(5,727,851)	(4,827,214)	14,975

14,340,717	2,768,131	(5,727,851)	(4,827,214)	14,975

14,398,213	2,770,272	4,131,206	4,743,764	72,575

$14,392,617	$2,770,321	$3,983,942	$4,603,214	$71,340

31

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$79,118	$308

Total investment income	79,118	308

Expenses (Note 3):
Investment management fees	95,371	355
Custody fees	12,713	13,470
Audit fees	14,595	14,513
Legal fees	2,443	8
Proxy fees	474	474
Shareholder reporting fees	8,536	1,225
Trustees’ fees	15,569	53

	149,701	30,098
Administration fees:
Class A	86,157	327
Class L	95,442	95
Class Y	26,563	37
Class S	14,630	40
Class N	696	-
Distribution fees:
Class N	754	-
Service fees:
Class A	119,417	494
Class N	754	-

Total expenses	494,114	31,091
Expenses waived (Note 3):
Class A fees waived by adviser	-	(8,206)
Class L fees waived by adviser	-	(2,402)
Class Y fees waived by adviser	-	(2,382)
Class S fees waived by adviser	-	(16,486)
Class N fees waived by adviser	-	-

Net expenses	494,114	1,615

Net investment income (loss)	(414,996)	(1,307)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	25,106,232	52,033

Net realized gain (loss)	25,106,232	52,033

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	(6,177,541)	17,858

Net change in unrealized appreciation (depreciation)	(6,177,541)	17,858

Net realized gain (loss) and change in unrealized appreciation (depreciation)	18,928,691	69,891

Net increase (decrease) in net assets resulting from operations	$18,513,695	$68,584

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$67,151	$337	$40,599	$273	$6,037

67,151	337	40,599	273	6,037

76,808	349	47,180	304	7,061
12,606	12,287	12,593	12,636	12,494
14,578	14,513	14,553	14,513	14,517
1,953	8	1,193	8	158
474	474	474	474	474
7,067	1,224	4,786	1,224	1,686
12,437	51	7,617	49	1,032

125,923	28,906	88,396	29,208	37,422

65,855	262	36,587	146	3,108
72,788	109	42,385	96	1,597
23,090	47	9,177	39	1,805
10,690	40	3,808	40	844
392	-	306	-	103

431	-	354	-	120

92,572	394	55,050	221	4,706
431	-	354	-	120

392,172	29,758	236,417	29,750	49,825

-	(6,400)	-	(4,173)	(3,390)
-	(2,678)	-	(2,758)	(1,742)
-	(2,954)	-	(2,831)	(5,013)
-	(16,263)	-	(18,908)	(14,760)
-	-	-	-	(86)

392,172	1,463	236,417	1,080	24,834

(325,021)	(1,126)	(195,818)	(807)	(18,797)

21,863,086	46,647	15,741,481	46,207	2,899,620

21,863,086	46,647	15,741,481	46,207	2,899,620

(6,215,089)	20,028	(6,050,632)	16,421	(1,449,130)

(6,215,089)	20,028	(6,050,632)	16,421	(1,449,130)

15,647,997	66,675	9,690,849	62,628	1,450,490

$15,322,976	$65,549	$9,495,031	$61,821	$1,431,693

33

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

MassMutual RetireSMART Conservative Fund
Period Ended June 30, 2011 (Unaudited) *
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,509)
Net realized gain (loss) on investment transactions	(5,801)
Net change in unrealized appreciation (depreciation) on investments	2,569,334

Net increase (decrease) in net assets resulting from operations	2,550,024

Net fund share transactions (Note 5):
Class A	160,473,663
Class L	98,021,556
Class Y	100,100
Class S	100,100

Increase (decrease) in net assets from fund share transactions	258,695,419

Total increase (decrease) in net assets	261,245,443
Net assets
Beginning of period	-

End of period	$261,245,443

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(13,509)

*	Fund commenced operations on June 20, 2011.

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART Moderate Fund	MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund
Period Ended June 30, 2011 (Unaudited) *	Period Ended June 30, 2011 (Unaudited) *	Period Ended June 30, 2011 (Unaudited) *

$(11,207)	$(5,596)	$49
35,217	57,496	2,141
12,729,155	14,340,717	2,768,131

12,753,165	14,392,617	2,770,321

393,692,509	280,527,093	42,657,835
160,321,565	132,166,167	25,550,723
100,100	100,100	100,100
100,100	100,100	100,100

554,214,274	412,893,460	68,408,758

566,967,439	427,286,077	71,179,079

-	-	-

$566,967,439	$427,286,077	$71,179,079

$(11,207)	$(5,596)	$49

35

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART In Retirement Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(147,264)	$2,261,441
Net realized gain (loss) on investment transactions	9,859,057	4,883,343
Net change in unrealized appreciation (depreciation) on investments	(5,727,851)	2,886,643

Net increase (decrease) in net assets resulting from operations	3,983,942	10,031,427

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(816,134)
Class L	-	(967,462)
Class Y	-	(472,100)
Class S	-	(494,115)
Class N	-	(2,226)

Total distributions from net investment income	-	(2,752,037)

From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class A	(3,978,063)	(1,362,043)
Class L	(5,930,770)	(3,303,097)
Class Y	1,190,135	(481,104)
Class S	(1,046,274)	(2,577,218)
Class N	1,169	(7,588)

Increase (decrease) in net assets from fund share transactions	(9,763,803)	(7,731,050)

Total increase (decrease) in net assets	(5,779,861)	(451,660)
Net assets
Beginning of period	105,466,267	105,917,927

End of period	$99,686,406	$105,466,267

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,453,409	$2,600,673

**	Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART 2010 Fund		MassMutual RetireSMART 2015 Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010 **

$(140,550)	$1,966,149	$(1,235)	$22,430
9,570,978	3,468,064	57,600	12,336
(4,827,214)	7,077,446	14,975	71,653

4,603,214	12,511,659	71,340	106,419

-	(658,517)	-	(5,450)
-	(291,793)	-	(2,057)
-	(573,167)	-	(2,770)
-	(1,167,060)	-	(15,020)
-	(7,683)	-	-

-	(2,698,220)	-	(25,297)

-	-	-	(254)
-	-	-	(93)
-	-	-	(120)
-	-	-	(645)

-	-	-	(1,112)

(3,071,692)	(6,241,649)	6,407	287,131
(592,371)	(1,737,480)	(1,309)	103,439
50,509	(1,605,809)	105,646	136,350
1,402,245	(14,036,845)	198,240	715,765
151,364	(86,096)	-	-

(2,059,945)	(23,707,879)	308,984	1,242,685

2,543,269	(13,894,440)	380,324	1,322,695

106,995,044	120,889,484	1,322,695	-

$109,538,313	$106,995,044	$1,703,019	$1,322,695

$2,188,350	$2,328,900	$(553)	$682

37

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2020 Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(414,996)	$5,388,528
Net realized gain (loss) on investment transactions	25,106,232	(15,557,289)
Net change in unrealized appreciation (depreciation) on investments	(6,177,541)	57,131,186

Net increase (decrease) in net assets resulting from operations	18,513,695	46,962,425

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(1,302,287)
Class L	-	(1,698,876)
Class Y	-	(1,027,178)
Class S	-	(2,018,294)
Class N	-	(6,443)

Total distributions from net investment income	-	(6,053,078)

Net fund share transactions (Note 5):
Class A	(1,975,265)	(10,293,218)
Class L	(12,786,665)	(17,049,686)
Class Y	(787,335)	(3,351,807)
Class S	10,365,138	(7,430,243)
Class N	36,972	(37,244)

Increase (decrease) in net assets from fund share transactions	(5,147,155)	(38,162,198)

Total increase (decrease) in net assets	13,366,540	2,747,149
Net assets
Beginning of period	376,327,553	373,580,404

End of period	$389,694,093	$376,327,553

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,771,853	$6,186,849

**	Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART 2025 Fund		MassMutual RetireSMART 2030 Fund		MassMutual RetireSMART 2035 Fund
Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010 **	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010 **

$(1,307)	$17,351	$(325,021)	$3,430,269	$(1,126)	$14,289
52,033	9,191	21,863,086	(18,358,397)	46,647	7,924
17,858	82,183	(6,215,089)	54,803,754	20,028	85,235

68,584	108,725	15,322,976	39,875,626	65,549	107,448

-	(3,549)	-	(754,308)	-	(1,690)
-	(1,633)	-	(1,059,854)	-	(1,461)
-	(1,706)	-	(681,875)	-	(1,517)
-	(12,191)	-	(1,287,892)	-	(10,869)
-	-	-	(2,895)	-	-

-	(19,079)	-	(3,786,824)	-	(15,537)

216,404	235,831	(2,644,976)	(6,518,808)	298,139	134,441
4,840	101,898	(3,805,929)	(19,246,964)	30,122	102,832
3,728	101,806	2,460,483	(4,446,442)	49,471	101,672
1,102	712,291	5,401,315	190,997	10,706	710,969
-	-	(88,266)	(51,273)	-	-

226,074	1,151,826	1,322,627	(30,072,490)	388,438	1,049,914

294,658	1,241,472	16,645,603	6,016,312	453,987	1,141,825

1,241,472	-	300,842,004	294,825,692	1,141,825	-

$1,536,130	$1,241,472	$317,487,607	$300,842,004	$1,595,812	$1,141,825

$(616)	$691	$3,538,483	$3,863,504	$(438)	$688

39

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2040 Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(195,818)	$1,803,398
Net realized gain (loss) on investment transactions	15,741,481	(8,254,232)
Net change in unrealized appreciation (depreciation) on investments	(6,050,632)	30,926,074

Net increase (decrease) in net assets resulting from operations	9,495,031	24,475,240

Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(364,298)
Class L	-	(527,823)
Class Y	-	(257,023)
Class S	-	(708,747)
Class N	-	(1,721)

Total distributions from net investment income	-	(1,859,612)

From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class A	(2,203,517)	(2,001,283)
Class L	(3,570,338)	(10,993,955)
Class Y	1,712,416	(1,294,305)
Class S	4,453,473	3,945,165
Class N	(13,572)	(6,636)

Increase (decrease) in net assets from fund share transactions	378,462	(10,351,014)

Total increase (decrease) in net assets	9,873,493	12,264,614
Net assets
Beginning of period	184,292,043	172,027,429

End of period	$194,165,536	$184,292,043

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,868,679	$2,064,497

**	Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2045 Fund		MassMutual RetireSMART 2050 Fund
Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010**	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$(807)	$12,489	$(18,797)	$244,050
46,207	6,299	2,899,620	1,460,746
16,421	92,106	(1,449,130)	1,470,411

61,821	110,894	1,431,693	3,175,207

-	(1,346)	-	(23,790)
-	(1,222)	-	(18,739)
-	(1,297)	-	(51,244)
-	(9,330)	-	(164,298)
-	-	-	(465)

-	(13,195)	-	(258,536)

-	-	-	(44,530)
-	-	-	(29,199)
-	-	-	(74,281)
-	-	-	(230,303)
-	-	-	(1,468)

-	-	-	(379,781)

53,679	127,907	1,254,800	1,111,958
7,509	101,322	253,826	391,293
9,238	101,397	933,355	1,314,020
2,399	709,430	2,493,511	1,909,493
-	-	-	1,933

72,825	1,040,056	4,935,492	4,728,697

134,646	1,137,755	6,367,185	7,265,587

1,137,755	-	24,619,341	17,353,754

$1,272,401	$1,137,755	$30,986,526	$24,619,341

$(81)	$726	$(5,773)	$13,024

41

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.00	) †	0.00	†	0.00	†
Net realized and unrealized gain (loss) on investments	0.10		0.10		0.10		0.10

Total income (loss) from investment operations	0.10		0.10		0.10		0.10

Net asset value, end of period	$10.10		$10.10		$10.10		$10.10

Total Return ^	1.00%	**,^^	1.00%	**	1.00%	**	1.00%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$162,052		$98,992		$101		$101
Ratio of expenses to average daily net assets	0.51%	*	0.26%	*	0.18%	*	0.14%	*
Net investment income (loss) to average daily net assets	(0.28%	) *	(0.03%	) *	0.00%	*††	0.07%	*
Portfolio turnover rate	2%	**	2%	**	2%	**	2%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period June 20, 2011 (commencement of operations) through June 30, 2011.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005% of average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.00	†	0.00	†	0.00	†
Net realized and unrealized gain (loss) on investments	0.23		0.23		0.23		0.23

Total income (loss) from investment operations	0.23		0.23		0.23		0.23

Net asset value, end of period	$10.23		$10.23		$10.23		$10.23

Total Return ^	2.30%	**,^^	2.30%	**	2.30%	**	2.30%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$402,712		$164,050		$102		$102
Ratio of expenses to average daily net assets	0.50%	*	0.25%	*	0.17%	*	0.13%	*
Net investment income (loss) to average daily net assets	(0.15%	) *	0.10%	*	0.15%	*	0.19%	*
Portfolio turnover rate	1%	**	1%	**	1%	**	1%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period June 20, 2011 (commencement of operations) through June 30, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

43

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.00	†	0.00	†	0.00	†
Net realized and unrealized gain (loss) on investments	0.35		0.35		0.35		0.35

Total income (loss) from investment operations	0.35		0.35		0.35		0.35

Net asset value, end of period	$10.35		$10.35		$10.35		$10.35

Total Return ^	3.50%	**,^^	3.50%	**	3.50%	**	3.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$290,256		$136,823		$104		$104
Ratio of expenses to average daily net assets	0.51%	*	0.26%	*	0.18%	*	0.14%	*
Net investment income (loss) to average daily net assets	(0.13%	) *	0.12%	*	0.16%	*	0.20%	*
Portfolio turnover rate	1%	**	1%	**	1%	**	1%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period June 20, 2011 (commencement of operations) through June 30, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +		Period Ended 06/30/11 (Unaudited) +
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.00	†	0.00	†	0.00	†
Net realized and unrealized gain (loss) on investments	0.40		0.41		0.41		0.41

Total income (loss) from investment operations	0.40		0.41		0.41		0.41

Net asset value, end of period	$10.40		$10.41		$10.41		$10.41

Total Return ^	4.00%	**,^^	4.10%	**	4.10%	**	4.10%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,385		$26,586		$104		$104
Ratio of expenses to average daily net assets
Before expense waiver	0.63%	*	0.38%	*	0.30%	*	0.26%	*
After expense waiver	0.50%	*#	0.25%	*#	0.19%	*#	0.15%	*#
Net investment income (loss) to average daily net assets	(0.09%	) *	0.16%	*	0.19%	*	0.23%	*
Portfolio turnover rate	1%	**	1%	**	1%	**	1%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
+	For the period June 20, 2011 (commencement of operations) through June 30, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

45

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.79		$9.15	$7.65	$9.95	$10.23	$10.18

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.19	0.16	0.39	0.34	0.33
Net realized and unrealized gain (loss) on investments	0.39		0.68	1.34	(2.01)	0.18	0.20

Total income (loss) from investment operations	0.37		0.87	1.50	(1.62)	0.52	0.53

Less distributions to shareholders:
From net investment income	-		(0.23)	-	(0.40)	(0.41)	(0.33)
From net realized gains	-		-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-		-	-	(0.06)	-	-

Total distributions	-		(0.23)	-	(0.68)	(0.80)	(0.48)

Net asset value, end of period	$10.16		$9.79	$9.15	$7.65	$9.95	$10.23

Total Return ^,^^	3.78%	**	9.67%	19.61%	(16.46% )	5.10%	5.14%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$32,415		$35,125	$34,104	$43,223	$52,667	$51,843
Ratio of expenses to average daily net assets	0.52%	*	0.52%	0.52%	0.49%	0.48%	0.47%
Net investment income (loss) to average daily net assets	(0.49%	) *	1.99%	1.94%	4.27%	3.24%	3.22%
Portfolio turnover rate	89%	**	32%	36%	35%	42%	27%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.87		$9.22	$7.69	$9.99	$10.27	$10.22

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.21	0.17	0.34	0.36	0.32
Net realized and unrealized gain (loss) on investments	0.40		0.69	1.36	(1.95)	0.19	0.23

Total income (loss) from investment operations	0.39		0.90	1.53	(1.61)	0.55	0.55

Less distributions to shareholders:
From net investment income	-		(0.25)	-	(0.41)	(0.44)	(0.35)
From net realized gains	-		-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-		-	-	(0.06)	-	-

Total distributions	-		(0.25)	-	(0.69)	(0.83)	(0.50)

Net asset value, end of period	$10.26		$9.87	$9.22	$7.69	$9.99	$10.27

Total Return ^	3.95%	**	9.98%	19.90%	(16.29% )	5.43%	5.34%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,135		$37,663	$38,375	$55,874	$88,901	$94,347
Ratio of expenses to average daily net assets	0.27%	*	0.27%	0.27%	0.24%	0.23%	0.22%
Net investment income (loss) to average daily net assets	(0.24%	) *	2.21%	2.05%	3.61%	3.45%	3.13%
Portfolio turnover rate	89%	**	32%	36%	35%	42%	27%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.88		$9.23	$7.68	$9.99	$10.27	$10.22

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.24	0.16	0.37	0.31	0.38
Net realized and unrealized gain (loss) on investments	0.41		0.67	1.39	(1.97)	0.25	0.18

Total income (loss) from investment operations	0.40		0.91	1.55	(1.60)	0.56	0.56

Less distributions to shareholders:
From net investment income	-		(0.26)	-	(0.42)	(0.45)	(0.36)
From net realized gains	-		-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-		-	-	(0.07)	-	-

Total distributions	-		(0.26)	-	(0.71)	(0.84)	(0.51)

Net asset value, end of period	$10.28		$9.88	$9.23	$7.68	$9.99	$10.27

Total Return ^	4.05%	**	10.09%	20.18%	(16.20% )	5.47%	5.45%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,084		$19,112	$18,370	$58,457	$94,210	$125,831
Ratio of expenses to average daily net assets	0.17%	*	0.17%	0.17%	0.14%	0.14%	0.12%
Net investment income (loss) to average daily net assets	(0.14%	) *	2.51%	1.98%	3.94%	2.92%	3.62%
Portfolio turnover rate	89%	**	32%	36%	35%	42%	27%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.86		$9.22	$7.68	$9.98	$10.27	$10.22

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.18	0.18	0.36	0.40	0.35
Net realized and unrealized gain (loss) on investments	0.41		0.73	1.36	(1.95)	0.16	0.21

Total income (loss) from investment operations	0.40		0.91	1.54	(1.59)	0.56	0.56

Less distributions to shareholders:
From net investment income	-		(0.27)	-	(0.42)	(0.46)	(0.36)
From net realized gains	-		-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-		-	-	(0.07)	-	-

Total distributions	-		(0.27)	-	(0.71)	(0.85)	(0.51)

Net asset value, end of period	$10.26		$9.86	$9.22	$7.68	$9.98	$10.27

Total Return ^	4.06%	**	10.04%	20.05%	(16.17% )	5.55%	5.47%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,944		$13,462	$14,963	$16,279	$10,579	$8,773
Ratio of expenses to average daily net assets	0.14%	*	0.15%	0.15%	0.12%	0.11%	0.10%
Net investment income (loss) to average daily net assets	(0.11%	) *	1.92%	2.17%	3.86%	3.79%	3.41%
Portfolio turnover rate	89%	**	32%	36%	35%	42%	27%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.80		$9.16	$7.68	$9.98	$10.26	$10.21

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.16	0.16	0.32	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.40		0.69	1.32	(1.98)	0.18	0.20

Total income (loss) from investment operations	0.36		0.85	1.48	(1.66)	0.49	0.50

Less distributions to shareholders:
From net investment income	-		(0.21)	-	(0.36)	(0.38)	(0.30)
From net realized gains	-		-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-		-	-	(0.06)	-	-

Total distributions	-		(0.21)	-	(0.64)	(0.77)	(0.45)

Net asset value, end of period	$10.16		$9.80	$9.16	$7.68	$9.98	$10.26

Total Return ^,^^	3.67%	**	9.40%	19.27%	(16.76% )	4.78%	4.83%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$109		$104	$105	$89	$124	$121
Ratio of expenses to average daily net assets	0.82%	*	0.82%	0.82%	0.79%	0.78%	0.77%
Net investment income (loss) to average daily net assets	(0.79%	) *	1.66%	1.98%	3.42%	3.01%	2.95%
Portfolio turnover rate	89%	**	32%	36%	35%	42%	27%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.02		$9.18	$7.37	$10.64	$10.77	$10.57

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.15	0.12	0.23	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.45		0.88	1.69	(2.86)	0.27	0.34

Total income (loss) from investment operations	0.42		1.03	1.81	(2.63)	0.58	0.67

Less distributions to shareholders:
From net investment income	-		(0.19)	-	(0.30)	(0.38)	(0.31)
From net realized gains	-		-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-		-	-	(0.10)	-	-

Total distributions	-		(0.19)	-	(0.64)	(0.71)	(0.47)

Net asset value, end of period	$10.44		$10.02	$9.18	$7.37	$10.64	$10.77

Total Return ^,^^	4.19%	**	11.45%	24.56%	(25.05% )	5.51%	6.39%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,477		$32,254	$35,657	$38,451	$72,786	$54,312
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	*	0.54%	0.54%	0.52%	0.51%	0.52%
After expense waiver	N/A		N/A	N/A	N/A	0.51% ##	0.50% #
Net investment income (loss) to average daily net assets	(0.51%	) *	1.57%	1.55%	2.40%	2.77%	3.10%
Portfolio turnover rate	89%	**	38%	39%	35%	43%	34%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.09		$9.24	$7.39	$10.69	$10.82	$10.60

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.18	0.11	0.26	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.44		0.88	1.74	(2.89)	0.27	0.35

Total income (loss) from investment operations	0.43		1.06	1.85	(2.63)	0.61	0.71

Less distributions to shareholders:
From net investment income	-		(0.21)	-	(0.32)	(0.41)	(0.33)
From net realized gains	-		-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-		-	-	(0.11)	-	-

Total distributions	-		(0.21)	-	(0.67)	(0.74)	(0.49)

Net asset value, end of period	$10.52		$10.09	$9.24	$7.39	$10.69	$10.82

Total Return ^	4.26%	**	11.74%	25.03%	(24.95% )	5.82%	6.69%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$13,068		$13,103	$13,710	$35,333	$59,582	$47,387
Ratio of expenses to average daily net assets:
Before expense waiver	0.29%	*	0.29%	0.29%	0.27%	0.26%	0.27%
After expense waiver	N/A		N/A	N/A	N/A	0.26% ##	0.25% #
Net investment income (loss) to average daily net assets	(0.26%	) *	1.84%	1.39%	2.68%	3.02%	3.35%
Portfolio turnover rate	89%	**	38%	39%	35%	43%	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.10		$9.25	$7.39	$10.69	$10.82	$10.61

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.20	0.13	0.27	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.44		0.88	1.73	(2.89)	0.26	0.32

Total income (loss) from investment operations	0.43		1.08	1.86	(2.62)	0.62	0.71

Less distributions to shareholders:
From net investment income	-		(0.23)	-	(0.33)	(0.42)	(0.34)
From net realized gains	-		-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-		-	-	(0.11)	-	-

Total distributions	-		(0.23)	-	(0.68)	(0.75)	(0.50)

Net asset value, end of period	$10.53		$10.10	$9.25	$7.39	$10.69	$10.82

Total Return ^	4.26%	**	11.89%	25.17%	(24.84% )	5.84%	6.77%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$29,087		$27,844	$27,126	$39,901	$79,314	$57,929
Ratio of expenses to average daily net assets:
Before expense waiver	0.19%	*	0.19%	0.19%	0.17%	0.16%	0.17%
After expense waiver	N/A		N/A	N/A	N/A	0.16% ##	0.15% #
Net investment income (loss) to average daily net assets	(0.16%	) *	2.14%	1.69%	2.78%	3.23%	3.62%
Portfolio turnover rate	89%	**	38%	39%	35%	43%	34%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.11		$9.26	$7.40	$10.70	$10.83	$10.61

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.14	0.17	0.29	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.45		0.94	1.69	(2.90)	0.21	0.33

Total income (loss) from investment operations	0.44		1.08	1.86	(2.61)	0.63	0.73

Less distributions to shareholders:
From net investment income	-		(0.23)	-	(0.34)	(0.43)	(0.35)
From net realized gains	-		-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-		-	-	(0.11)	-	-

Total distributions	-		(0.23)	-	(0.69)	(0.76)	(0.51)

Net asset value, end of period	$10.55		$10.11	$9.26	$7.40	$10.70	$10.83

Total Return ^	4.35%	**	11.95%	25.14%	(24.75% )	5.92%	6.90%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$36,218		$33,281	$43,844	$32,208	$38,230	$17,935
Ratio of expenses to average daily net assets:
Before expense waiver	0.14%	*	0.14%	0.14%	0.12%	0.11%	0.12%
After expense waiver	N/A		N/A	N/A	N/A	0.11% ##	0.10% #
Net investment income (loss) to average daily net assets	(0.10%	) *	1.52%	2.07%	2.98%	3.73%	3.66%
Portfolio turnover rate	89%	**	38%	39%	35%	43%	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$10.02		$9.18	$7.38	$10.64	$10.80	$10.60

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.12	0.10	0.20	0.43	0.32
Net realized and unrealized gain (loss) on investments	0.45		0.88	1.70	(2.85)	0.12	0.32

Total income (loss) from investment operations	0.41		1.00	1.80	(2.65)	0.55	0.64

Less distributions to shareholders:
From net investment income	-		(0.16)	-	(0.28)	(0.38)	(0.28)
From net realized gains	-		-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-		-	-	(0.09)	-	-

Total distributions	-		(0.16)	-	(0.61)	(0.71)	(0.44)

Net asset value, end of period	$10.43		$10.02	$9.18	$7.38	$10.64	$10.80

Total Return ^,^^	4.09%	**	11.03%	24.39%	(25.30% )	5.14%	6.14%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$688		$513	$553	$499	$859	$249
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.84%	0.84%	0.82%	0.81%	0.82%
After expense waiver	N/A		N/A	N/A	N/A	0.81% ##	0.80% #
Net investment income (loss) to average daily net assets	(0.81%	) *	1.29%	1.29%	2.07%	3.89%	3.00%
Portfolio turnover rate	89%	**	38%	39%	35%	43%	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.31
Net realized and unrealized gain (loss) on investments	0.54		0.61

Total income (loss) from investment operations	0.51		0.92

Less distributions to shareholders:
From net investment income	-		(0.20)
From net realized gains	-		(0.01)

Total distributions	-		(0.21)

Net asset value, end of period	$11.22		$10.71

Total Return ^,^^	4.76%	**	9.17%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$322		$302
Ratio of expenses to average daily net assets:
Before expense waiver	4.02%	*	5.22%	*
After expense waiver	0.50%	*#	0.50%	*#
Net investment income (loss) to average daily net assets	(0.46%	) *	4.01%	*
Portfolio turnover rate	79%	**	12%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.73		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.19
Net realized and unrealized gain (loss) on investments	0.53		0.75

Total income (loss) from investment operations	0.52		0.94

Less distributions to shareholders:
From net investment income	-		(0.20)
From net realized gains	-		(0.01)

Total distributions	-		(0.21)

Net asset value, end of period	$11.25		$10.73

Total Return ^	4.85%	**	9.43%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$115		$111
Ratio of expenses to average daily net assets:
Before expense waiver	3.77%	*	4.97%	*
After expense waiver	0.25%	*#	0.25%	*#
Net investment income (loss) to average daily net assets	(0.21%	) *	2.47%	*
Portfolio turnover rate	79%	**	12%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.73		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.19
Net realized and unrealized gain (loss) on investments	0.54		0.76

Total income (loss) from investment operations	0.53		0.95

Less distributions to shareholders:
From net investment income	-		(0.21)
From net realized gains	-		(0.01)

Total distributions	-		(0.22)

Net asset value, end of period	$11.26		$10.73

Total Return ^	4.94%	**	9.52%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$259		$143
Ratio of expenses to average daily net assets:
Before expense waiver	3.67%	*	4.87%	*
After expense waiver	0.15%	*#	0.15%	*#
Net investment income (loss) to average daily net assets	(0.11%	) *	2.53%	*
Portfolio turnover rate	79%	**	12%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.73		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.20
Net realized and unrealized gain (loss) on investments	0.53		0.75

Total income (loss) from investment operations	0.53		0.95

Less distributions to shareholders:
From net investment income	-		(0.21)
From net realized gains	-		(0.01)

Total distributions	-		(0.22)

Net asset value, end of period	$11.26		$10.73

Total Return ^	4.94%	**	9.54%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,008		$767
Ratio of expenses to average daily net assets:
Before expense waiver	3.62%	*	4.82%	*
After expense waiver	0.10%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.06%	) *	2.60%	*
Portfolio turnover rate	79%	**	12%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.70		$8.67	$6.65	$10.77	$11.20	$10.91

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.11	0.07	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments	0.49		1.05	1.95	(3.60)	0.37	0.57

Total income (loss) from investment operations	0.47		1.16	2.02	(3.43)	0.56	0.83

Less distributions to shareholders:
From net investment income	-		(0.13)	-	(0.21)	(0.31)	(0.25)
From net realized gains	-		-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-		-	-	(0.12)	-	-

Total distributions	-		(0.13)	-	(0.69)	(0.99)	(0.54)

Net asset value, end of period	$10.17		$9.70	$8.67	$6.65	$10.77	$11.20

Total Return ^,^^	4.85%	**	13.61%	30.38%	(32.66% )	5.14%	7.72%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$96,722		$94,230	$94,170	$88,113	$173,715	$144,228
Ratio of expenses to average daily net assets	0.51%	*	0.51%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss) to average daily net assets	(0.47%	) *	1.25%	0.96%	1.80%	1.63%	2.32%
Portfolio turnover rate	64%	**	32%	30%	32%	49%	32%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.78		$8.74	$6.68	$10.83	$11.25	$10.96

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.13	0.08	0.19	0.20	0.25
Net realized and unrealized gain (loss) on investments	0.50		1.06	1.98	(3.62)	0.40	0.60

Total income (loss) from investment operations	0.49		1.19	2.06	(3.43)	0.60	0.85

Less distributions to shareholders:
From net investment income	-		(0.15)	-	(0.24)	(0.34)	(0.27)
From net realized gains	-		-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-		-	-	(0.12)	-	-

Total distributions	-		(0.15)	-	(0.72)	(1.02)	(0.56)

Net asset value, end of period	$10.27		$9.78	$8.74	$6.68	$10.83	$11.25

Total Return ^	5.01%	**	13.86%	30.84%	(32.52% )	5.43%	7.87%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$101,937		$109,419	$114,640	$137,142	$266,837	$273,584
Ratio of expenses to average daily net assets	0.26%	*	0.26%	0.26%	0.25%	0.25%	0.24%
Net investment income (loss) to average daily net assets	(0.22%	) *	1.46%	1.09%	2.00%	1.71%	2.19%
Portfolio turnover rate	64%	**	32%	30%	32%	49%	32%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.77		$8.73	$6.67	$10.82	$11.25	$10.95

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.15	0.09	0.21	0.23	0.30
Net realized and unrealized gain (loss) on investments	0.50		1.05	1.97	(3.63)	0.37	0.58

Total income (loss) from investment operations	0.49		1.20	2.06	(3.42)	0.60	0.88

Less distributions to shareholders:
From net investment income	-		(0.16)	-	(0.24)	(0.35)	(0.29)
From net realized gains	-		-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-		-	-	(0.13)	-	-

Total distributions	-		(0.16)	-	(0.73)	(1.03)	(0.58)

Net asset value, end of period	$10.26		$9.77	$8.73	$6.67	$10.82	$11.25

Total Return ^	5.02%	**	14.01%	30.88%	(32.43% )	5.45%	8.08%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$69,966		$67,560	$63,845	$77,838	$135,650	$105,565
Ratio of expenses to average daily net assets	0.16%	*	0.16%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss) to average daily net assets	(0.12%	) *	1.72%	1.18%	2.27%	2.01%	2.66%
Portfolio turnover rate	64%	**	32%	30%	32%	49%	32%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.79		$8.74	$6.68	$10.84	$11.26	$10.96

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.14	0.11	0.21	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.49		1.07	1.95	(3.64)	0.36	0.58

Total income (loss) from investment operations	0.49		1.21	2.06	(3.43)	0.61	0.88

Less distributions to shareholders:
From net investment income	-		(0.16)	-	(0.24)	(0.35)	(0.29)
From net realized gains	-		-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-		-	-	(0.13)	-	-

Total distributions	-		(0.16)	-	(0.73)	(1.03)	(0.58)

Net asset value, end of period	$10.28		$9.79	$8.74	$6.68	$10.84	$11.26

Total Return ^	5.01%	**	14.18%	30.84%	(32.42% )	5.59%	8.12%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$120,418		$104,532	$100,371	$65,951	$95,204	$66,802
Ratio of expenses to average daily net assets	0.10%	*	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income (loss) to average daily net assets	(0.06%	) *	1.56%	1.49%	2.28%	2.20%	2.69%
Portfolio turnover rate	64%	**	32%	30%	32%	49%	32%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

55

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.67		$8.64	$6.65	$10.78	$11.22	$10.94

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.08	0.04	0.19	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.49		1.05	1.95	(3.64)	0.34	0.58

Total income (loss) from investment operations	0.45		1.13	1.99	(3.45)	0.53	0.79

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.21)	(0.29)	(0.22)
From net realized gains	-		-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-		-	-	(0.11)	-	-

Total distributions	-		(0.10)	-	(0.68)	(0.97)	(0.51)

Net asset value, end of period	$10.12		$9.67	$8.64	$6.65	$10.78	$11.22

Total Return ^,^^	4.65%	**	13.31%	29.92%	(32.85% )	4.86%	7.31%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$652		$586	$554	$426	$510	$309
Ratio of expenses to average daily net assets	0.81%	*	0.81%	0.82%	0.80%	0.80%	0.80%
Net investment income (loss) to average daily net assets	(0.77%	) *	0.94%	0.57%	2.11%	1.69%	1.93%
Portfolio turnover rate	64%	**	32%	30%	32%	49%	32%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

56

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.84		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.24
Net realized and unrealized gain (loss) on investments	0.57		0.76

Total income (loss) from investment operations	0.54		1.00

Less distributions to shareholders:
From net investment income	-		(0.16)

Total distributions	-		(0.16)

Net asset value, end of period	$11.38		$10.84

Total Return ^,^^	4.98%	**	9.98%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$482		$249
Ratio of expenses to average daily net assets:
Before expense waiver	4.65%	*	5.44%	*
After expense waiver	0.50%	*#	0.50%	*#
Net investment income (loss) to average daily net assets	(0.45%	) *	3.10%	*
Portfolio turnover rate	64%	**	11%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.15
Net realized and unrealized gain (loss) on investments	0.57		0.86

Total income (loss) from investment operations	0.56		1.01

Less distributions to shareholders:
From net investment income	-		(0.16)

Total distributions	-		(0.16)

Net asset value, end of period	$11.41		$10.85

Total Return ^	5.16%	**	10.13%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$121		$110
Ratio of expenses to average daily net assets:
Before expense waiver	4.40%	*	5.19%	*
After expense waiver	0.25%	*#	0.25%	*#
Net investment income (loss) to average daily net assets	(0.21%	) *	1.98%	*
Portfolio turnover rate	64%	**	11%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

57

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.16
Net realized and unrealized gain (loss) on investments	0.58		0.86

Total income (loss) from investment operations	0.57		1.02

Less distributions to shareholders:
From net investment income	-		(0.17)

Total distributions	-		(0.17)

Net asset value, end of period	$11.42		$10.85

Total Return ^	5.25%	**	10.21%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$120		$110
Ratio of expenses to average daily net assets:
Before expense waiver	4.30%	*	5.09%	*
After expense waiver	0.15%	*#	0.15%	*#
Net investment income (loss) to average daily net assets	(0.11%	) *	2.09%	*
Portfolio turnover rate	64%	**	11%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.16
Net realized and unrealized gain (loss) on investments	0.57		0.86

Total income (loss) from investment operations	0.57		1.02

Less distributions to shareholders:
From net investment income	-		(0.17)

Total distributions	-		(0.17)

Net asset value, end of period	$11.42		$10.85

Total Return ^	5.25%	**	10.25%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$813		$772
Ratio of expenses to average daily net assets:
Before expense waiver	4.25%	*	5.04%	*
After expense waiver	0.10%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.06%	) *	2.13%	*
Portfolio turnover rate	64%	**	11%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.72		$8.58	$6.46	$11.49	$12.05	$11.50

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.08	0.04	0.12	0.12	0.15
Net realized and unrealized gain (loss) on investments	0.51		1.16	2.08	(4.35)	0.57	0.95

Total income (loss) from investment operations	0.49		1.24	2.12	(4.23)	0.69	1.10

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.15)	(0.26)	(0.18)
From net realized gains	-		-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-		-	-	(0.12)	-	-

Total distributions	-		(0.10)	-	(0.80)	(1.25)	(0.55)

Net asset value, end of period	$10.21		$9.72	$8.58	$6.46	$11.49	$12.05

Total Return ^,^^	5.04%	**	14.62%	32.82%	(38.13% )	5.76%	9.70%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$74,934		$73,970	$71,661	$71,231	$142,956	$112,499
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	*	0.51%	0.52%	0.50%	0.50%	0.50%
After expense waiver	N/A		N/A	N/A	N/A	0.50% ##	N/A
Net investment income (loss) to average daily net assets	(0.47%	) *	0.95%	0.50%	1.22%	0.96%	1.31%
Portfolio turnover rate	59%	**	29%	34%	31%	52%	34%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.81		$8.66	$6.50	$11.56	$12.11	$11.55

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.10	0.05	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.51		1.17	2.11	(4.37)	0.59	0.98

Total income (loss) from investment operations	0.50		1.27	2.16	(4.23)	0.72	1.13

Less distributions to shareholders:
From net investment income	-		(0.12)	-	(0.17)	(0.28)	(0.20)
From net realized gains	-		-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-		-	-	(0.13)	-	-

Total distributions	-		(0.12)	-	(0.83)	(1.27)	(0.57)

Net asset value, end of period	$10.31		$9.81	$8.66	$6.50	$11.56	$12.11

Total Return ^	5.10%	**	14.86%	33.23%	(37.94% )	6.01%	9.93%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$83,355		$83,008	$91,974	$107,171	$217,725	$211,382
Ratio of expenses to average daily net assets:
Before expense waiver	0.26%	*	0.26%	0.27%	0.26%	0.25%	0.25%
After expense waiver	N/A		N/A	N/A	N/A	0.25% ##	N/A
Net investment income (loss) to average daily net assets	(0.22%	) *	1.14%	0.69%	1.44%	1.07%	1.28%
Portfolio turnover rate	59%	**	29%	34%	31%	52%	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

59

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.80		$8.65	$6.48	$11.55	$12.10	$11.54

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.12	0.06	0.16	0.16	0.22
Net realized and unrealized gain (loss) on investments	0.52		1.16	2.11	(4.39)	0.57	0.93

Total income (loss) from investment operations	0.51		1.28	2.17	(4.23)	0.73	1.15

Less distributions to shareholders:
From net investment income	-		(0.13)	-	(0.17)	(0.29)	(0.22)
From net realized gains	-		-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-		-	-	(0.14)	-	-

Total distributions	-		(0.13)	-	(0.84)	(1.28)	(0.59)

Net asset value, end of period	$10.31		$9.80	$8.65	$6.48	$11.55	$12.10

Total Return ^	5.20%	**	15.03%	33.49%	(37.97% )	6.13%	10.05%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$62,319		$56,940	$54,828	$54,289	$89,727	$68,388
Ratio of expenses to average daily net assets:
Before expense waiver	0.16%	*	0.16%	0.17%	0.16%	0.15%	0.15%
After expense waiver	N/A		N/A	N/A	N/A	0.15% ##	N/A
Net investment income (loss) to average daily net assets	(0.12%	) *	1.40%	0.84%	1.72%	1.27%	1.82%
Portfolio turnover rate	59%	**	29%	34%	31%	52%	34%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.81		$8.67	$6.49	$11.57	$12.11	$11.55

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.12	0.08	0.16	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.52		1.15	2.10	(4.40)	0.57	0.95

Total income (loss) from investment operations	0.52		1.27	2.18	(4.24)	0.75	1.15

Less distributions to shareholders:
From net investment income	-		(0.13)	-	(0.17)	(0.30)	(0.22)
From net realized gains	-		-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-		-	-	(0.14)	-	-

Total distributions	-		(0.13)	-	(0.84)	(1.29)	(0.59)

Net asset value, end of period	$10.33		$9.81	$8.67	$6.49	$11.57	$12.11

Total Return ^	5.30%	**	14.95%	33.59%	(37.94% )	6.18%	10.17%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$96,567		$86,541	$75,977	$41,482	$68,224	$42,835
Ratio of expenses to average daily net assets:
Before expense waiver	0.11%	*	0.11%	0.12%	0.11%	0.10%	0.10%
After expense waiver	N/A		N/A	N/A	N/A	0.10% ##	N/A
Net investment income (loss) to average daily net assets	(0.06%	) *	1.34%	1.09%	1.62%	1.46%	1.66%
Portfolio turnover rate	59%	**	29%	34%	31%	52%	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

60

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.71		$8.58	$6.47	$11.51	$12.07	$11.52

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.06	0.02	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.52		1.14	2.09	(4.37)	0.57	0.98

Total income (loss) from investment operations	0.48		1.20	2.11	(4.26)	0.66	1.07

Less distributions to shareholders:
From net investment income	-		(0.07)	-	(0.14)	(0.23)	(0.15)
From net realized gains	-		-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-		-	-	(0.11)	-	-

Total distributions	-		(0.07)	-	(0.78)	(1.22)	(0.52)

Net asset value, end of period	$10.19		$9.71	$8.58	$6.47	$11.51	$12.07

Total Return ^,^^	4.94%	**	14.18%	32.61%	(38.35% )	5.51%	9.39%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$312		$383	$387	$189	$324	$209
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.81%	0.82%	0.81%	0.80%	0.80%
After expense waiver	N/A		N/A	N/A	N/A	0.80% ##	N/A
Net investment income (loss) to average daily net assets	(0.77%	) *	0.65%	0.26%	1.14%	0.74%	0.78%
Portfolio turnover rate	59%	**	29%	34%	31%	52%	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

61

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.88		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.13
Net realized and unrealized gain (loss) on investments	0.58		0.88

Total income (loss) from investment operations	0.56		1.01

Less distributions to shareholders:
From net investment income	-		(0.13)

Total distributions	-		(0.13)

Net asset value, end of period	$11.44		$10.88

Total Return ^,^^	5.15%	**	10.10%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$456		$146
Ratio of expenses to average daily net assets:
Before expense waiver	4.56%	*	5.51%	*
After expense waiver	0.50%	*#	0.50%	*#
Net investment income (loss) to average daily net assets	(0.44%	) *	1.78%	*
Portfolio turnover rate	61%	**	10%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.13
Net realized and unrealized gain (loss) on investments	0.58		0.90

Total income (loss) from investment operations	0.57		1.03

Less distributions to shareholders:
From net investment income	-		(0.14)

Total distributions	-		(0.14)

Net asset value, end of period	$11.46		$10.89

Total Return ^	5.23%	**	10.35%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$148		$112
Ratio of expenses to average daily net assets:
Before expense waiver	4.31%	*	5.26%	*
After expense waiver	0.25%	*#	0.25%	*#
Net investment income (loss) to average daily net assets	(0.20%	) *	1.78%	*
Portfolio turnover rate	61%	**	10%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

62

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.14
Net realized and unrealized gain (loss) on investments	0.59		0.90

Total income (loss) from investment operations	0.58		1.04

Less distributions to shareholders:
From net investment income	-		(0.15)

Total distributions	-		(0.15)

Net asset value, end of period	$11.47		$10.89

Total Return ^	5.33%	**	10.42%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$166		$111
Ratio of expenses to average daily net assets:
Before expense waiver	4.21%	*	5.16%	*
After expense waiver	0.15%	*#	0.15%	*#
Net investment income (loss) to average daily net assets	(0.10%	) *	1.87%	*
Portfolio turnover rate	61%	**	10%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.14
Net realized and unrealized gain (loss) on investments	0.58		0.91

Total income (loss) from investment operations	0.58		1.05

Less distributions to shareholders:
From net investment income	-		(0.16)

Total distributions	-		(0.16)

Net asset value, end of period	$11.47		$10.89

Total Return ^	5.33%	**	10.46%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$825		$773
Ratio of expenses to average daily net assets:
Before expense waiver	4.15%	*	5.11%	*
After expense waiver	0.10%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.06%	) *	1.92%	*
Portfolio turnover rate	61%	**	10%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

63

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.75		$8.57	$6.41	$11.76	$12.39	$11.77

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.07	0.02	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.51		1.19	2.14	(4.62)	0.64	1.24

Total income (loss) from investment operations	0.49		1.26	2.16	(4.51)	0.75	1.31

Less distributions to shareholders:
From net investment income	-		(0.08)	-	(0.14)	(0.26)	(0.13)
From net realized gains	-		-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-		-	-	(0.14)	-	-

Total distributions	-		(0.08)	-	(0.84)	(1.38)	(0.69)

Net asset value, end of period	$10.24		$9.75	$8.57	$6.41	$11.76	$12.39

Total Return ^,^^	5.03%	**	14.86%	33.70%	(39.80% )	6.16%	11.26%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,276		$44,328	$40,898	$35,855	$65,604	$46,934
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	*	0.51%	0.52%	0.51%	0.50%	0.50%
After expense waiver	N/A		N/A	N/A	N/A	0.50% ##	N/A
Net investment income (loss) to average daily net assets	(0.47%	) *	0.80%	0.35%	1.15%	0.88%	0.59%
Portfolio turnover rate	59%	**	32%	34%	38%	50%	42%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.84		$8.64	$6.45	$11.84	$12.45	$11.81

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.09	0.03	0.13	0.13	0.08
Net realized and unrealized gain (loss) on investments	0.52		1.20	2.16	(4.66)	0.67	1.27

Total income (loss) from investment operations	0.51		1.29	2.19	(4.53)	0.80	1.35

Less distributions to shareholders:
From net investment income	-		(0.09)	-	(0.15)	(0.29)	(0.15)
From net realized gains	-		-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-		-	-	(0.15)	-	-

Total distributions	-		(0.09)	-	(0.86)	(1.41)	(0.71)

Net asset value, end of period	$10.35		$9.84	$8.64	$6.45	$11.84	$12.45

Total Return ^	5.18%	**	15.18%	33.95%	(39.68% )	6.49%	11.58%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$51,050		$52,011	$56,485	$67,643	$142,858	$134,968
Ratio of expenses to average daily net assets:
Before expense waiver	0.26%	*	0.26%	0.27%	0.26%	0.25%	0.25%
After expense waiver	N/A		N/A	N/A	N/A	0.25% ##	N/A
Net investment income (loss) to average daily net assets	(0.22%	) *	0.98%	0.50%	1.28%	0.97%	0.68%
Portfolio turnover rate	59%	**	32%	34%	38%	50%	42%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

64

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.84		$8.64	$6.45	$11.83	$12.44	$11.81

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.11	0.04	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.52		1.19	2.15	(4.66)	0.65	1.23

Total income (loss) from investment operations	0.51		1.30	2.19	(4.51)	0.81	1.35

Less distributions to shareholders:
From net investment income	-		(0.10)	-	(0.15)	(0.30)	(0.16)
From net realized gains	-		-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-		-	-	(0.16)	-	-

Total distributions	-		(0.10)	-	(0.87)	(1.42)	(0.72)

Net asset value, end of period	$10.35		$9.84	$8.64	$6.45	$11.83	$12.44

Total Return ^	5.18%	**	15.33%	33.95%	(39.52% )	6.60%	11.60%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$28,976		$25,886	$24,096	$30,695	$47,208	$31,379
Ratio of expenses to average daily net assets:
Before expense waiver	0.16%	*	0.16%	0.17%	0.16%	0.15%	0.15%
After expense waiver	N/A		N/A	N/A	N/A	0.15% ##	N/A
Net investment income (loss) to average daily net assets	(0.12%	) *	1.23%	0.56%	1.59%	1.27%	0.96%
Portfolio turnover rate	59%	**	32%	34%	38%	50%	42%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.85		$8.65	$6.45	$11.84	$12.45	$11.82

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.11	0.07	0.15	0.17	0.08
Net realized and unrealized gain (loss) on investments	0.52		1.20	2.13	(4.67)	0.64	1.28

Total income (loss) from investment operations	0.52		1.31	2.20	(4.52)	0.81	1.36

Less distributions to shareholders:
From net investment income	-		(0.11)	-	(0.15)	(0.30)	(0.17)
From net realized gains	-		-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-		-	-	(0.16)	-	-

Total distributions	-		(0.11)	-	(0.87)	(1.42)	(0.73)

Net asset value, end of period	$10.37		$9.85	$8.65	$6.45	$11.84	$12.45

Total Return ^	5.28%	**	15.40%	34.11%	(39.54% )	6.63%	11.63%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$69,577		$61,781	$50,292	$27,000	$44,098	$27,944
Ratio of expenses to average daily net assets:
Before expense waiver	0.11%	*	0.11%	0.12%	0.11%	0.10%	0.10%
After expense waiver	N/A		N/A	N/A	N/A	0.10% ##	N/A
Net investment income (loss) to average daily net assets	(0.06%	) *	1.25%	0.93%	1.55%	1.31%	0.67%
Portfolio turnover rate	59%	**	32%	34%	38%	50%	42%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

65

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$9.74		$8.57	$6.44	$11.79	$12.41	$11.79

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.05	0.02	0.09	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.52		1.18	2.11	(4.63)	0.66	1.25

Total income (loss) from investment operations	0.48		1.23	2.13	(4.54)	0.72	1.27

Less distributions to shareholders:
From net investment income	-		(0.06)	-	(0.12)	(0.22)	(0.09)
From net realized gains	-		-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-		-	-	(0.13)	-	-

Total distributions	-		(0.06)	-	(0.81)	(1.34)	(0.65)

Net asset value, end of period	$10.22		$9.74	$8.57	$6.44	$11.79	$12.41

Total Return ^,^^	4.93%	**	14.52%	33.07%	(39.91% )	5.90%	10.91%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$286		$286	$257	$132	$226	$189
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.81%	0.82%	0.81%	0.80%	0.80%
After expense waiver	N/A		N/A	N/A	N/A	0.80% ##	N/A
Net investment income (loss) to average daily net assets	(0.77%	) *	0.55%	0.28%	0.97%	0.49%	0.18%
Portfolio turnover rate	59%	**	32%	34%	38%	50%	42%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

66

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.95		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.11
Net realized and unrealized gain (loss) on investments	0.60		0.95

Total income (loss) from investment operations	0.57		1.06

Less distributions to shareholders:
From net investment income	-		(0.11)

Total distributions	-		(0.11)

Net asset value, end of period	$11.52		$10.95

Total Return ^,^^	5.21%	**	10.58%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$200		$139
Ratio of expenses to average daily net assets:
Before expense waiver	5.21%	*	5.55%	*
After expense waiver	0.50%	*#	0.50%	*#
Net investment income (loss) to average daily net assets	(0.45%	) *	1.51%	*
Portfolio turnover rate	52%	**	8%	**

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.96		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.12
Net realized and unrealized gain (loss) on investments	0.59		0.96

Total income (loss) from investment operations	0.58		1.08

Less distributions to shareholders:
From net investment income	-		(0.12)

Total distributions	-		(0.12)

Net asset value, end of period	$11.54		$10.96

Total Return ^	5.29%	**	10.82%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$124		$111
Ratio of expenses to average daily net assets:
Before expense waiver	4.97%	*	5.30%	*
After expense waiver	0.25%	*#	0.25%	*#
Net investment income (loss) to average daily net assets	(0.21%	) *	1.54%	*
Portfolio turnover rate	52%	**	8%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

67

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.96		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.12
Net realized and unrealized gain (loss) on investments	0.60		0.97

Total income (loss) from investment operations	0.59		1.09

Less distributions to shareholders:
From net investment income	-		(0.13)

Total distributions	-		(0.13)

Net asset value, end of period	$11.55		$10.96

Total Return ^	5.38%	**	10.90%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$126		$111
Ratio of expenses to average daily net assets:
Before expense waiver	4.87%	*	5.20%	*
After expense waiver	0.15%	*#	0.15%	*#
Net investment income (loss) to average daily net assets	(0.11%	) *	1.64%	*
Portfolio turnover rate	52%	**	8%	**

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$10.96		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.13
Net realized and unrealized gain (loss) on investments	0.59		0.96

Total income (loss) from investment operations	0.59		1.09

Less distributions to shareholders:
From net investment income	-		(0.13)

Total distributions	-		(0.13)

Net asset value, end of period	$11.55		$10.96

Total Return ^	5.38%	**	10.94%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$821		$777
Ratio of expenses to average daily net assets:
Before expense waiver	4.82%	*	5.15%	*
After expense waiver	0.10%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.06%	) *	1.69%	*
Portfolio turnover rate	52%	**	8%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

68

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07 +
Net asset value, beginning of period	$8.65		$7.69	$5.77	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.08	0.03	0.27	0.05
Net realized and unrealized gain (loss) on investments	0.47		1.09	1.95	(4.23)	(0.01)

Total income (loss) from investment operations	0.45		1.17	1.98	(3.96)	0.04

Less distributions to shareholders:
From net investment income	-		(0.07)	(0.06)	(0.18)	-
From net realized gains	-		(0.14)	-	-	-
Tax return of capital	-		-	-	(0.13)	-

Total distributions	-		(0.21)	(0.06)	(0.31)	-

Net asset value, end of period	$9.10		$8.65	$7.69	$5.77	$10.04

Total Return ^,^^	5.20%	**	15.27%	34.39%	(39.53% )	0.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,298		$2,879	$1,507	$614	$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.68%	*	0.70%	0.97%	1.03%	13.00%	*
After expense waiver	0.50%	*#	0.50% #	0.50% #	0.50% #	0.50%	*#
Net investment income (loss) to average daily net assets	(0.46%	) *	1.04%	0.44%	3.55%	11.71%	*
Portfolio turnover rate	66%	**	41%	51%	35%	0%

	Class L
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07 +
Net asset value, beginning of period	$8.66		$7.69	$5.78	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.10	0.05	0.20	0.05
Net realized and unrealized gain (loss) on investments	0.47		1.10	1.94	(4.15)	(0.01)

Total income (loss) from investment operations	0.46		1.20	1.99	(3.95)	0.04

Less distributions to shareholders:
From net investment income	-		(0.09)	(0.08)	(0.18)	-
From net realized gains	-		(0.14)	-	-	-
Tax return of capital	-		-	-	(0.13)	-

Total distributions	-		(0.23)	(0.08)	(0.31)	-

Net asset value, end of period	$9.12		$8.66	$7.69	$5.78	$10.04

Total Return ^	5.31%	**	15.60%	34.44%	(39.36% )	0.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,208		$1,857	$1,290	$419	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.43%	*	0.45%	0.72%	0.79%	12.75%	*
After expense waiver	0.25%	*#	0.25% #	0.25% #	0.25% #	0.25%	*#
Net investment income (loss) to average daily net assets	(0.21%	) *	1.24%	0.77%	2.49%	11.96%	*
Portfolio turnover rate	66%	**	41%	51%	35%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

69

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07 +
Net asset value, beginning of period	$8.67		$7.69	$5.78	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.11	0.05	0.27	0.05
Net realized and unrealized gain (loss) on investments	0.45		1.11	1.95	(4.21)	(0.01)

Total income (loss) from investment operations	0.45		1.22	2.00	(3.94)	0.04

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.09)	(0.19)	-
From net realized gains	-		(0.14)	-	-	-
Tax return of capital	-		-	-	(0.13)	-

Total distributions	-		(0.24)	(0.09)	(0.32)	-

Net asset value, end of period	$9.12		$8.67	$7.69	$5.78	$10.04

Total Return ^	5.31%	**	15.82%	34.53%	(39.31% )	0.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,024		$4,816	$3,035	$1,477	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.33%	*	0.35%	0.62%	0.67%	12.65%	*
After expense waiver	0.15%	*#	0.15% #	0.15% #	0.15% #	0.15%	*#
Net investment income (loss) to average daily net assets	(0.11%	) *	1.35%	0.83%	3.61%	12.08%	*
Portfolio turnover rate	66%	**	41%	51%	35%	0%

	Class S
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07 +
Net asset value, beginning of period	$8.67		$7.69	$5.78	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.10	0.05	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.46		1.12	1.95	(4.10)	(0.01)

Total income (loss) from investment operations	0.46		1.22	2.00	(3.94)	0.04

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.09)	(0.18)	-
From net realized gains	-		(0.14)	-	-	-
Tax return of capital	-		-	-	(0.14)	-

Total distributions	-		(0.24)	(0.09)	(0.32)	-

Net asset value, end of period	$9.13		$8.67	$7.69	$5.78	$10.04

Total Return ^	5.31%	**	15.86%	34.58%	(39.30% )	0.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$18,359		$14,974	$11,442	$7,008	$9,640
Ratio of expenses to average daily net assets:
Before expense waiver	0.28%	*	0.30%	0.57%	0.59%	12.61%	*
After expense waiver	0.10%	*#	0.10% #	0.10% #	0.10% #	0.10%	*#
Net investment income (loss) to average daily net assets	(0.06%	) *	1.25%	0.84%	1.89%	12.12%	*
Portfolio turnover rate	66%	**	41%	51%	35%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

70

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07 +
Net asset value, beginning of period	$8.68		$7.71	$5.80	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.04	0.01	0.09	0.05
Net realized and unrealized gain (loss) on investments	0.46		1.11	1.94	(4.07)	(0.01)

Total income (loss) from investment operations	0.43		1.15	1.95	(3.98)	0.04

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.04)	(0.15)	-
From net realized gains	-		(0.14)	-	-	-
Tax return of capital	-		-	-	(0.11)	-

Total distributions	-		(0.18)	(0.04)	(0.26)	-

Net asset value, end of period	$9.11		$8.68	$7.71	$5.80	$10.04

Total Return ^,^^	4.95%	**	14.97%	33.68%	(39.70% )	0.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$98		$93	$81	$61	$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	1.00%	1.27%	1.29%	13.30%	*
After expense waiver	0.80%	*#	0.80% #	0.80% #	0.80% #	0.80%	*#
Net investment income (loss) to average daily net assets	(0.76%	) *	0.50%	0.10%	1.04%	11.42%	*
Portfolio turnover rate	66%	**	41%	51%	35%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

71

Notes to Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The following are fourteen series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”), MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”), MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”), MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”), MassMutual RetireSMARTSM In Retirement Fund (formerly known as MassMutual Select Destination Retirement Income Fund) (“RetireSMART In Retirement Fund”), MassMutual RetireSMARTSM 2010 Fund (formerly known as MassMutual Select Destination Retirement 2010 Fund) (“RetireSMART 2010 Fund”), MassMutual RetireSMARTSM 2015 Fund (formerly known as MassMutual Select Destination Retirement 2015 Fund) (“RetireSMART 2015 Fund”), MassMutual RetireSMARTSM 2020 Fund (formerly known as MassMutual Select Destination Retirement 2020 Fund) (“RetireSMART 2020 Fund”), MassMutual RetireSMARTSM 2025 Fund (formerly known as MassMutual Select Destination Retirement 2025 Fund) (“RetireSMART 2025 Fund”), MassMutual RetireSMARTSM 2030 Fund (formerly known as MassMutual Select Destination Retirement 2030 Fund) (“RetireSMART 2030 Fund”), MassMutual RetireSMARTSM 2035 Fund (formerly known as MassMutual Select Destination Retirement 2035 Fund) (“RetireSMART 2035 Fund”), MassMutual RetireSMARTSM 2040 Fund (formerly known as MassMutual Select Destination Retirement 2040 Fund) (“RetireSMART 2040 Fund”), MassMutual RetireSMARTSM 2045 Fund (formerly known as MassMutual Select Destination Retirement 2045 Fund) (“RetireSMART 2045 Fund”), and MassMutual RetireSMARTSM 2050 Fund (formerly known as MassMutual Select Destination Retirement 2050 Fund) (“RetireSMART 2050 Fund”).

The RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund commenced operations on April 1, 2010. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, and RetireSMART Growth Fund commenced operations on June 20, 2011.

Each Fund other than the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund do not offer Class N shares. Class N shares of the RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund were eliminated as of February 8, 2011. Each share class represents an interest in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The fourteen RetireSMART Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the RetireSMART Funds. The financial statements of the applicable MassMutual Select Funds (“Select”), MassMutual Premier Funds (“Premier”), or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority-owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each RetireSMART Fund are diversified and a shareholder’s interest is limited to the Select, Premier, or Oppenheimer Funds in which the shares are invested.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

72

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

73

Notes to Financial Statements (Unaudited) (Continued)

and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

All Funds characterized all investments at Level 1, as of June 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2011. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly

74

Notes to Financial Statements (Unaudited) (Continued)

attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

0.05% of the first $500 million,
0.00% of any excess over $500 million

Prior to June 1, 2011, the investment management fees for the RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund were as follows:

0.05% of the first $500 million,
0.025% of the next $500 million, 0.000% of any excess over $1 billion

75

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N	Class Z
RetireSMART Conservative Fund	0.1600%	0.1600%	0.0800%	0.0400%	N/A	N/A
RetireSMART Moderate Fund	0.1700%	0.1700%	0.0900%	0.0500%	N/A	N/A
RetireSMART Moderate Growth Fund	0.1700%	0.1700%	0.0900%	0.0500%	N/A	N/A
RetireSMART Growth Fund	0.1700%	0.1700%	0.0900%	0.0500%	N/A	N/A
RetireSMART In Retirement Fund*	0.1859%	0.1859%	0.0859%	0.0200%	0.2359%	N/A
RetireSMART 2010 Fund*	0.2096%	0.2096%	0.1096%	0.0196%	0.2596%	N/A
RetireSMART 2015 Fund*	0.2000%	0.2000%	0.1000%	0.0100%	N/A	N/A
RetireSMART 2020 Fund*	0.2158%	0.2158%	0.1158%	0.0258%	0.2658%	N/A
RetireSMART 2025 Fund*	0.2000%	0.2000%	0.1000%	0.0100%	N/A	N/A
RetireSMART 2030 Fund*	0.2133%	0.2133%	0.1133%	0.0233%	0.2633%	N/A
RetireSMART 2035 Fund*	0.2000%	0.2000%	0.1000%	0.0100%	N/A	N/A
RetireSMART 2040 Fund*	0.2016%	0.2016%	0.1016%	0.0116%	0.2516%	N/A
RetireSMART 2045 Fund*	0.2000%	0.2000%	0.1000%	0.0100%	N/A	N/A
RetireSMART 2050 Fund*	0.2000%	0.2000%	0.1000%	0.0100%	0.2500%	N/A

*	Prior to June 10, 2011, the administration fees per share class were as follows:

	Class A	Class L	Class Y	Class S	Class N	Class Z
RetireSMART In Retirement Fund	0.1459%	0.1459%	0.0459%	0.0200%	0.1959%	N/A
RetireSMART 2010 Fund	0.1696%	0.1696%	0.0696%	0.0196%	0.2196%	N/A
RetireSMART 2015 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
RetireSMART 2020 Fund	0.1758%	0.1758%	0.0758%	0.0258%	0.2258%	N/A
RetireSMART 2025 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
RetireSMART 2030 Fund	0.1733%	0.1733%	0.0733%	0.0233%	0.2233%	N/A
RetireSMART 2035 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
RetireSMART 2040 Fund	0.1616%	0.1616%	0.0616%	0.0116%	0.2116%	N/A
RetireSMART 2045 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
RetireSMART 2050 Fund	0.1600%	0.1600%	0.0600%	0.0100%	0.2100%	N/A

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

76

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N
RetireSMART 2015 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
RetireSMART 2025 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
RetireSMART 2035 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
RetireSMART 2045 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
RetireSMART 2050 Fund*	0.50%	0.25%	0.15%	0.10%	0.80%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 1, 2012.

MassMutual has agreed to bear the expenses of the RetireSMART Growth Fund (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of Class S, Class Y, Class L, and Class A of the Fund in excess of 0.03% through March 31, 2013.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2011:

Total % of Ownership by Related Party
RetireSMART Conservative Fund	100.0%
RetireSMART Moderate Fund	100.0%
RetireSMART Moderate Growth Fund	100.0%
RetireSMART Growth Fund	100.0%
RetireSMART In Retirement Fund	60.3%
RetireSMART 2010 Fund	71.0%
RetireSMART 2015 Fund	94.4%
RetireSMART 2020 Fund	76.8%
RetireSMART 2025 Fund	83.8%
RetireSMART 2030 Fund	78.7%
RetireSMART 2035 Fund	87.5%
RetireSMART 2040 Fund	79.5%
RetireSMART 2045 Fund	95.6%
RetireSMART 2050 Fund	83.0%

77

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments and subscriptions in-kind) for the period ended June 30, 2011, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
RetireSMART Conservative Fund	$-	$4,294,868	$-	$3,903,248
RetireSMART Moderate Fund	-	7,380,696	-	10,107,808
RetireSMART Moderate Growth Fund	-	5,685,619	-	7,843,463
RetireSMART Growth Fund	-	1,051,020	-	710,198
RetireSMART In Retirement Fund	-	91,622,556	-	101,540,429
RetireSMART 2010 Fund	-	98,019,711	-	100,225,281
RetireSMART 2015 Fund	-	1,584,923	-	1,283,294
RetireSMART 2020 Fund	-	249,463,728	-	255,014,251
RetireSMART 2025 Fund	-	1,146,882	-	927,736
RetireSMART 2030 Fund	-	187,242,800	-	186,236,900
RetireSMART 2035 Fund	-	1,248,599	-	867,375
RetireSMART 2040 Fund	-	112,705,478	-	112,522,199
RetireSMART 2045 Fund	-	716,613	-	650,764
RetireSMART 2050 Fund	-	23,823,980	-	18,915,011

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2011
	Shares	Amount

RetireSMART Conservative Fund Class A*
Sold	64,496	$646,703
Subscriptions in-kind	16,037,714	160,377,134
Issued as reinvestment of dividends	-	-
Redeemed	(54,779)	(550,174)

Net increase (decrease)	16,047,431	$160,473,663

RetireSMART Conservative Fund Class L*
Sold	41,703	$418,141
Subscriptions in-kind	9,794,296	97,942,959
Issued as reinvestment of dividends	-	-
Redeemed	(33,858)	(339,544)

Net increase (decrease)	9,802,141	$98,021,556

RetireSMART Conservative Fund Class Y*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

RetireSMART Conservative Fund Class S*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

78

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011
	Shares	Amount

RetireSMART Moderate Fund Class A*
Sold	42,559	$429,849
Subscriptions in-kind	39,470,513	394,705,126
Issued as reinvestment of dividends	-	-
Redeemed	(143,171)	(1,442,466)

Net increase (decrease)	39,369,901	$393,692,509

RetireSMART Moderate Fund Class L*
Sold	23,765	$238,109
Subscriptions in-kind	16,229,115	162,291,149
Issued as reinvestment of dividends	-	-
Redeemed	(216,118)	(2,207,693)

Net increase (decrease)	16,036,762	$160,321,565

RetireSMART Moderate Fund Class Y*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

RetireSMART Moderate Fund Class S*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

RetireSMART Moderate Growth Fund Class A*
Sold	56,934	$577,941
Subscriptions in-kind	28,105,852	281,058,518
Issued as reinvestment of dividends	-	-
Redeemed	(109,590)	(1,109,366)

Net increase (decrease)	28,053,196	$280,527,093

RetireSMART Moderate Growth Fund Class L*
Sold	21,210	$212,706
Subscriptions in-kind	13,403,653	134,036,528
Issued as reinvestment of dividends	-	-
Redeemed	(201,742)	(2,083,067)

Net increase (decrease)	13,223,121	$132,166,167

RetireSMART Moderate Growth Fund Class Y*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

RetireSMART Moderate Growth Fund Class S*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

79

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

RetireSMART Growth Fund Class A*
Sold	18,040	$181,415
Subscriptions in-kind	4,261,890	42,618,896
Issued as reinvestment of dividends	-	-
Redeemed	(13,988)	(142,476)

Net increase (decrease)	4,265,942	$42,657,835

RetireSMART Growth Fund Class L*
Sold	19,788	$199,481
Subscriptions in-kind	2,545,678	25,456,779
Issued as reinvestment of dividends	-	-
Redeemed	(10,354)	(105,537)

Net increase (decrease)	2,555,112	$25,550,723

RetireSMART Growth Fund Class Y*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

RetireSMART Growth Fund Class S*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	10,010	$100,100

RetireSMART In Retirement Fund Class A
Sold	104,727	$1,045,056	387,012	$3,613,626
Issued as reinvestment of dividends	-	-	89,001	816,134
Redeemed	(504,455)	(5,023,119)	(615,052)	(5,791,803)

Net increase (decrease)	(399,728)	$(3,978,063)	(139,039)	$(1,362,043)

RetireSMART In Retirement Fund Class L
Sold	166,295	$1,681,683	642,680	$6,073,657
Issued as reinvestment of dividends	-	-	104,703	967,462
Redeemed	(753,720)	(7,612,453)	(1,091,981)	(10,344,216)

Net increase (decrease)	(587,425)	$(5,930,770)	(344,598)	$(3,303,097)

RetireSMART In Retirement Fund Class Y
Sold	248,161	$2,511,914	519,126	$4,943,271
Issued as reinvestment of dividends	-	-	51,038	472,100
Redeemed	(131,081)	(1,321,779)	(625,197)	(5,896,475)

Net increase (decrease)	117,080	$1,190,135	(55,033)	$(481,104)

RetireSMART In Retirement Fund Class S
Sold	417,583	$4,239,640	653,983	$6,206,652
Issued as reinvestment of dividends	-	-	53,534	494,115
Redeemed	(521,253)	(5,285,914)	(965,826)	(9,277,985)

Net increase (decrease)	(103,670)	$(1,046,274)	(258,309)	$(2,577,218)

RetireSMART In Retirement Fund Class N
Sold	118	$1,173	235	$2,185
Issued as reinvestment of dividends	-	-	16	152
Redeemed	(0)+	(4)	(1,054)	(9,925)

Net increase (decrease)	118	$1,169	(803)	$(7,588)

80

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

RetireSMART 2010 Fund Class A
Sold	176,398	$1,815,556	467,123	$4,422,411
Issued as reinvestment of dividends	-	-	72,524	658,517
Redeemed	(475,263)	(4,887,248)	(1,204,213)	(11,322,577)

Net increase (decrease)	(298,865)	$(3,071,692)	(664,566)	$(6,241,649)

RetireSMART 2010 Fund Class L
Sold	152,484	$1,580,857	442,014	$4,229,440
Issued as reinvestment of dividends	-	-	31,995	291,793
Redeemed	(209,361)	(2,173,228)	(658,913)	(6,258,713)

Net increase (decrease)	(56,877)	$(592,371)	(184,904)	$(1,737,480)

RetireSMART 2010 Fund Class Y
Sold	384,048	$3,977,101	713,259	$6,806,496
Issued as reinvestment of dividends	-	-	62,778	573,167
Redeemed	(381,023)	(3,926,592)	(950,275)	(8,985,472)

Net increase (decrease)	3,025	$50,509	(174,238)	$(1,605,809)

RetireSMART 2010 Fund Class S
Sold	1,077,404	$11,148,813	1,451,324	$13,933,499
Issued as reinvestment of dividends	-	-	127,827	1,167,060
Redeemed	(936,999)	(9,746,568)	(3,020,659)	(29,137,404)

Net increase (decrease)	140,405	$1,402,245	(1,441,508)	$(14,036,845)

RetireSMART 2010 Fund Class N
Sold	16,542	$169,847	8,062	$75,743
Issued as reinvestment of dividends	-	-	846	7,683
Redeemed	(1,810)	(18,483)	(17,994)	(169,522)

Net increase (decrease)	14,732	$151,364	(9,086)	$(86,096)

RetireSMART 2015 Fund Class A**
Sold	3,077	$34,185	27,693	$282,221
Issued as reinvestment of dividends	-	-	534	5,704
Redeemed	(2,554)	(27,778)	(74)	(794)

Net increase (decrease)	523	$6,407	28,153	$287,131

RetireSMART 2015 Fund Class L**
Sold	167	$1,819	10,122	$101,290
Issued as reinvestment of dividends	-	-	201	2,150
Redeemed	(281)	(3,128)	(0)+	(1)

Net increase (decrease)	(114)	$(1,309)	10,323	$103,439

RetireSMART 2015 Fund Class Y**
Sold	16,518	$181,522	13,090	$133,460
Issued as reinvestment of dividends	-	-	271	2,890
Redeemed	(6,899)	(75,876)	-	-

Net increase (decrease)	9,619	$105,646	13,361	$136,350

RetireSMART 2015 Fund Class S**
Sold	18,012	$198,344	70,010	$700,100
Issued as reinvestment of dividends	-	-	1,464	15,665
Redeemed	(9)	(104)	-	-

Net increase (decrease)	18,003	$198,240	71,474	$715,765

81

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

RetireSMART 2020 Fund Class A
Sold	654,696	$6,593,990	1,122,437	$10,135,780
Issued as reinvestment of dividends	-	-	156,144	1,302,239
Redeemed	(857,980)	(8,569,255)	(2,428,948)	(21,731,237)

Net increase (decrease)	(203,284)	$(1,975,265)	(1,150,367)	$(10,293,218)

RetireSMART 2020 Fund Class L
Sold	514,754	$5,238,914	1,148,253	$10,452,264
Issued as reinvestment of dividends	-	-	202,247	1,698,876
Redeemed	(1,773,087)	(18,025,579)	(3,286,313)	(29,200,826)

Net increase (decrease)	(1,258,333)	$(12,786,665)	(1,935,813)	$(17,049,686)

RetireSMART 2020 Fund Class Y
Sold	1,100,438	$11,089,274	1,510,275	$13,553,756
Issued as reinvestment of dividends	-	-	122,429	1,027,178
Redeemed	(1,196,549)	(11,876,609)	(2,032,254)	(17,932,741)

Net increase (decrease)	(96,111)	$(787,335)	(399,550)	$(3,351,807)

RetireSMART 2020 Fund Class S
Sold	2,979,130	$29,988,008	3,088,218	$28,178,006
Issued as reinvestment of dividends	-	-	240,273	2,018,294
Redeemed	(1,947,060)	(19,622,870)	(4,126,978)	(37,626,543)

Net increase (decrease)	1,032,070	$10,365,138	(798,487)	$(7,430,243)

RetireSMART 2020 Fund Class N
Sold	9,486	$94,182	16,091	$141,282
Issued as reinvestment of dividends	-	-	774	6,443
Redeemed	(5,741)	(57,210)	(20,419)	(184,969)

Net increase (decrease)	3,745	$36,972	(3,554)	$(37,244)

RetireSMART 2025 Fund Class A**
Sold	28,719	$322,366	22,662	$232,391
Issued as reinvestment of dividends	-	-	328	3,549
Redeemed	(9,368)	(105,962)	(10)	(109)

Net increase (decrease)	19,351	$216,404	22,980	$235,831

RetireSMART 2025 Fund Class L**
Sold	460	$5,142	10,026	$100,265
Issued as reinvestment of dividends	-	-	151	1,633
Redeemed	(27)	(302)	-	-

Net increase (decrease)	433	$4,840	10,177	$101,898

RetireSMART 2025 Fund Class Y**
Sold	326	$3,728	10,010	$100,100
Issued as reinvestment of dividends	-	-	158	1,706
Redeemed	-	-	-	-

Net increase (decrease)	326	$3,728	10,168	$101,806

RetireSMART 2025 Fund Class S**
Sold	97	$1,107	70,010	$700,100
Issued as reinvestment of dividends	-	-	1,127	12,191
Redeemed	(0)+	(5)	-	-

Net increase (decrease)	97	$1,102	71,137	$712,291

82

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

RetireSMART 2030 Fund Class A
Sold	592,895	$5,977,839	964,628	$8,625,347
Issued as reinvestment of dividends	-	-	92,553	754,308
Redeemed	(861,978)	(8,622,815)	(1,797,668)	(15,898,463)

Net increase (decrease)	(269,083)	$(2,644,976)	(740,487)	$(6,518,808)

RetireSMART 2030 Fund Class L
Sold	419,505	$4,277,916	801,638	$7,189,581
Issued as reinvestment of dividends	-	-	128,936	1,059,854
Redeemed	(800,471)	(8,083,845)	(3,092,209)	(27,496,399)

Net increase (decrease)	(380,966)	$(3,805,929)	(2,161,635)	$(19,246,964)

RetireSMART 2030 Fund Class Y
Sold	941,713	$9,544,496	1,345,201	$11,932,576
Issued as reinvestment of dividends	-	-	83,156	681,875
Redeemed	(707,174)	(7,084,013)	(1,955,712)	(17,060,893)

Net increase (decrease)	234,539	$2,460,483	(527,355)	$(4,446,442)

RetireSMART 2030 Fund Class S
Sold	3,055,880	$31,018,648	2,735,261	$24,645,999
Issued as reinvestment of dividends	-	-	156,678	1,287,892
Redeemed	(2,523,125)	(25,617,333)	(2,842,350)	(25,742,894)

Net increase (decrease)	532,755	$5,401,315	49,589	$190,997

RetireSMART 2030 Fund Class N
Sold	4,532	$45,365	11,163	$97,705
Issued as reinvestment of dividends	-	-	266	2,170
Redeemed	(13,329)	(133,631)	(17,073)	(151,148)

Net increase (decrease)	(8,797)	$(88,266)	(5,644)	$(51,273)

RetireSMART 2035 Fund Class A**
Sold	34,490	$388,575	13,825	$138,693
Issued as reinvestment of dividends	-	-	155	1,690
Redeemed	(8,004)	(90,436)	(562)	(5,942)

Net increase (decrease)	26,486	$298,139	13,418	$134,441

RetireSMART 2035 Fund Class L**
Sold	2,652	$30,130	10,131	$101,372
Issued as reinvestment of dividends	-	-	135	1,461
Redeemed	(1)	(8)	(0)+	(1)

Net increase (decrease)	2,651	$30,122	10,266	$102,832

RetireSMART 2035 Fund Class Y**
Sold	4,324	$49,471	10,015	$100,155
Issued as reinvestment of dividends	-	-	140	1,517
Redeemed	-	-	-	-

Net increase (decrease)	4,324	$49,471	10,155	$101,672

RetireSMART 2035 Fund Class S**
Sold	947	$10,715	70,010	$700,100
Issued as reinvestment of dividends	-	-	1,001	10,869
Redeemed	(1)	(9)	-	-

Net increase (decrease)	946	$10,706	71,011	$710,969

83

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

RetireSMART 2040 Fund Class A
Sold	445,474	$4,515,108	707,866	$6,281,355
Issued as reinvestment of dividends	-	-	44,920	364,298
Redeemed	(669,222)	(6,718,625)	(978,984)	(8,646,936)

Net increase (decrease)	(223,748)	$(2,203,517)	(226,198)	$(2,001,283)

RetireSMART 2040 Fund Class L
Sold	300,421	$3,075,853	573,745	$5,143,677
Issued as reinvestment of dividends	-	-	64,447	527,823
Redeemed	(653,685)	(6,646,191)	(1,888,241)	(16,665,455)

Net increase (decrease)	(353,264)	$(3,570,338)	(1,250,049)	$(10,993,955)

RetireSMART 2040 Fund Class Y
Sold	512,288	$5,214,302	781,733	$6,931,323
Issued as reinvestment of dividends	-	-	31,421	257,023
Redeemed	(344,749)	(3,501,886)	(969,678)	(8,482,651)

Net increase (decrease)	167,539	$1,712,416	(156,524)	$(1,294,305)

RetireSMART 2040 Fund Class S
Sold	1,525,976	$15,502,465	1,958,339	$17,553,478
Issued as reinvestment of dividends	-	-	86,538	708,747
Redeemed	(1,087,704)	(11,048,992)	(1,583,292)	(14,317,060)

Net increase (decrease)	438,272	$4,453,473	461,585	$3,945,165

RetireSMART 2040 Fund Class N
Sold	4,221	$42,541	8,731	$75,981
Issued as reinvestment of dividends	-	-	136	1,101
Redeemed	(5,545)	(56,113)	(9,515)	(83,718)

Net increase (decrease)	(1,324)	$(13,572)	(648)	$(6,636)

RetireSMART 2045 Fund Class A**
Sold	7,832	$89,438	12,576	$126,659
Issued as reinvestment of dividends	-	-	123	1,346
Redeemed	(3,132)	(35,759)	(9)	(98)

Net increase (decrease)	4,700	$53,679	12,690	$127,907

RetireSMART 2045 Fund Class L**
Sold	664	$7,543	10,010	$100,100
Issued as reinvestment of dividends	-	-	112	1,222
Redeemed	(3)	(34)	-	-

Net increase (decrease)	661	$7,509	10,122	$101,322

RetireSMART 2045 Fund Class Y**
Sold	2,276	$25,997	10,010	$100,100
Issued as reinvestment of dividends	-	-	118	1,297
Redeemed	(1,455)	(16,759)	-	-

Net increase (decrease)	821	$9,238	10,128	$101,397

RetireSMART 2045 Fund Class S**
Sold	208	$2,401	70,010	$700,100
Issued as reinvestment of dividends	-	-	853	9,330
Redeemed	(0)+	(2)	-	-

Net increase (decrease)	208	$2,399	70,863	$709,430

84

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

RetireSMART 2050 Fund Class A
Sold	233,826	$2,105,114	168,051	$1,360,736
Issued as reinvestment of dividends	-	-	7,907	68,320
Redeemed	(93,972)	(850,314)	(39,212)	(317,098)

Net increase (decrease)	139,854	$1,254,800	136,746	$1,111,958

RetireSMART 2050 Fund Class L
Sold	78,485	$706,310	134,873	$1,091,374
Issued as reinvestment of dividends	-	-	5,548	47,938
Redeemed	(50,670)	(452,484)	(93,745)	(748,019)

Net increase (decrease)	27,815	$253,826	46,676	$391,293

RetireSMART 2050 Fund Class Y
Sold	220,785	$1,988,491	312,982	$2,495,395
Issued as reinvestment of dividends	-	-	14,512	125,525
Redeemed	(116,366)	(1,055,136)	(166,243)	(1,306,900)

Net increase (decrease)	104,419	$933,355	161,251	$1,314,020

RetireSMART 2050 Fund Class S
Sold	983,035	$8,799,197	716,485	$5,693,777
Issued as reinvestment of dividends	-	-	45,618	394,601
Redeemed	(699,767)	(6,305,686)	(521,760)	(4,178,885)

Net increase (decrease)	283,268	$2,493,511	240,343	$1,909,493

RetireSMART 2050 Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	223	1,933
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	223	$1,933

*	Fund commenced operations on June 20, 2011.
**	Fund commenced operations on April 1, 2010.
+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2011, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2011, were waived for any redemptions or exchanges subject to such a charge.

85

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RetireSMART Conservative Fund	$258,705,910	$3,094,777	$(525,443)	$2,569,334
RetireSMART Moderate Fund	554,304,377	13,499,162	(770,007)	12,729,155
RetireSMART Moderate Growth Fund	412,994,698	14,601,831	(261,114)	14,340,717
RetireSMART Growth Fund	68,418,641	2,787,635	(19,504)	2,768,131
RetireSMART In Retirement Fund	93,340,512	6,614,982	(173,154)	6,441,828
RetireSMART 2010 Fund	101,464,700	8,320,971	(157,460)	8,163,511
RetireSMART 2015 Fund	1,633,483	88,210	(1,582)	86,628
RetireSMART 2020 Fund	347,854,688	42,324,484	(243,242)	42,081,242
RetireSMART 2025 Fund	1,453,513	100,634	(593)	100,041
RetireSMART 2030 Fund	278,115,845	39,651,566	(87,395)	39,564,171
RetireSMART 2035 Fund	1,507,556	105,666	(403)	105,263
RetireSMART 2040 Fund	168,214,589	26,115,329	(42,776)	26,072,553
RetireSMART 2045 Fund	1,180,798	108,645	(118)	108,527
RetireSMART 2050 Fund	28,404,851	2,611,055	(2,873)	2,608,182

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2010, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
RetireSMART In Retirement Fund	$1,090,554	$31,114,913	$-
RetireSMART Retirement 2010 Fund	5,741,609	27,127,749	865,289
RetireSMART Retirement 2020 Fund	17,485,197	63,767,817	11,128,973
RetireSMART Retirement 2030 Fund	8,374,411	58,611,585	12,679,147
RetireSMART Retirement 2040 Fund	4,147,501	35,782,866	4,612,337

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

86

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
RetireSMART In Retirement Fund	$2,752,037	$-	$-
RetireSMART Retirement 2010 Fund	2,698,220	-	-
RetireSMART Retirement 2015 Fund	26,409	-	-
RetireSMART Retirement 2020 Fund	6,053,078	-	-
RetireSMART Retirement 2025 Fund	19,079	-	-
RetireSMART Retirement 2030 Fund	3,786,824	-	-
RetireSMART Retirement 2035 Fund	15,537	-	-
RetireSMART Retirement 2040 Fund	1,859,612	-	-
RetireSMART Retirement 2045 Fund	13,195	-	-
RetireSMART Retirement 2050 Fund	258,536	379,781	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2010, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
RetireSMART In Retirement Fund	$2,628,756	$(32,205,467)	$(31,674)	$1,509,282
RetireSMART Retirement 2010 Fund	2,354,410	(33,734,647)	(26,952)	(4,053,174)
RetireSMART Retirement 2015 Fund	2,751	6,076	(35)	71,279
RetireSMART Retirement 2020 Fund	6,247,924	(92,381,987)	(80,695)	(14,560,455)
RetireSMART Retirement 2025 Fund	2,442	5,715	(33)	81,582
RetireSMART Retirement 2030 Fund	3,903,869	(79,665,143)	(61,225)	(5,803,936)
RetireSMART Retirement 2035 Fund	1,869	5,391	(33)	84,744
RetireSMART Retirement 2040 Fund	2,092,207	(44,542,704)	(36,046)	(3,926,234)
RetireSMART Retirement 2045 Fund	979	5,469	(32)	91,343
RetireSMART Retirement 2050 Fund	17,076	367,780	(2,005)	1,048,635

The Funds did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

87

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2011, was as follows:

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
BlackRock Global Allocation Fund, Class S*	-	120,832	722	120,110	$1,338,023	$-	$-	$43
Blue Chip Growth Fund, Class S*	-	133,241	721	132,520	1,504,098	-	-	213
Core Bond Fund, Class Z**	-	4,922,747	87,052	4,835,695	54,643,352	-	-	(3,612)
Core Opportunities Fund, Class S*	-	286,264	837	285,427	2,771,493	-	-	115
Disciplined Growth Fund, Class S**	-	807,181	2,426	804,755	8,079,744	-	-	445
Disciplined Value Fund, Class S**	-	813,771	2,294	811,477	8,585,431	-	-	169
Diversified Bond Fund, Class Z**	-	2,516,815	47,967	2,468,848	26,712,940	-	-	(1,918)
Diversified International Fund, Class S*	-	390,879	1,144	389,735	2,798,298	-	-	(12)
Diversified Value Fund, Class S*	-	171,373	849	170,524	1,628,505	-	-	70
Focused International Fund, Class Z**	-	98,081	-	98,081	1,205,418	-	-	-
Focused Value Fund, Class Z*	-	200,416	881	199,535	3,703,377	-	-	304
Fundamental Value Fund, Class Z*	-	244,836	740	244,096	2,670,408	-	-	43
Growth Opportunities Fund, Class S*	-	163,927	1,076	162,851	1,239,293	-	-	202
High Yield Fund, Class Z**	-	340,132	1,732	338,400	3,103,130	-	-	(21)
Inflation-Protected and Income Fund, Class Z**	-	1,909,781	11,261	1,898,520	21,244,439	-	-	747
International Bond Fund, Class S**	-	717,049	3,754	713,295	7,539,529	-	-	(134)
International Equity Fund, Class S**	-	171,279	528	170,751	2,648,344	-	-	(39)
Large Cap Growth Fund, Class S*	-	201,707	846	200,861	1,940,315	-	-	192
Large Cap Value Fund, Class S*	-	49,749	-	49,749	540,277	-	-	-
Main Street Small/Mid Cap Fund, Class S**	-	90,672	-	90,672	1,041,823	-	-	-
Mid Cap Growth Equity II Fund, Class Z*	-	197,674	478	197,196	3,340,502	-	-	183
Mid-Cap Value Fund, Class S*	-	307,060	751	306,309	3,314,259	-	-	160
Money Market Fund, Class S**	-	4,680,810	15,789	4,665,021	4,665,021	3	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	-	1,254,604	4,324	1,250,280	4,676,046	-	-	(469)
Oppenheimer Developing Markets Fund, Class Y***	-	36,746	-	36,746	1,308,524	-	-	-
Oppenheimer Real Estate Fund, Class Y***	-	290,284	770	289,514	6,059,532	16,289	-	(33)
Overseas Fund, Class Z*	-	996,501	3,180	993,321	7,658,506	-	-	(10)
PIMCO Total Return Fund, Class Z*	-	750,395	67,055	683,340	7,106,740	-	-	(640)
Short-Duration Bond Fund, Class Z**	-	4,291,295	90,004	4,201,291	45,247,903	-	-	(1,429)
Small Cap Growth Equity Fund, Class Z*	-	109,240	430	108,810	2,051,078	-	-	273
Small Cap Value Equity Fund, Class S*	-	164,193	815	163,378	1,627,241	-	-	149
Small Company Growth Fund, Class S*	-	84,040	-	84,040	936,211	-	-	-
Small Company Value Fund, Class Z*	-	117,485	-	117,485	1,701,188	-	-	-
Strategic Bond Fund, Class S*	-	950,766	29,477	921,289	9,102,339	-	-	(1,043)
Strategic Emerging Markets Fund, Class Z**	-	446,168	1,491	444,677	7,288,257	-	-	251
Value Fund, Class S**	-	16,504	-	16,504	253,660	-	-	-

					$261,275,244	$16,292	$-	$(5,801)

RetireSMART Moderate Fund
BlackRock Global Allocation Fund, Class S*	-	485,671	3,080	482,591	$5,376,067	$-	$-	$547
Blue Chip Growth Fund, Class S*	-	871,957	3,051	868,906	9,862,086	-	-	1,526
Core Bond Fund, Class Z**	-	7,477,229	193,578	7,283,651	82,305,251	-	-	(9,175)
Core Opportunities Fund, Class S*	-	657,348	3,549	653,799	6,348,389	-	-	1,047
Disciplined Growth Fund, Class S**	-	3,273,946	17,168	3,256,778	32,698,049	-	-	5,793
Disciplined Value Fund, Class S**	-	2,942,689	16,244	2,926,445	30,961,786	-	-	3,761
Diversified Bond Fund, Class Z**	-	3,453,072	103,244	3,349,828	36,245,134	-	-	(4,130)
Diversified International Fund, Class S*	-	1,458,479	14,444	1,444,035	10,368,172	-	-	2,347
Diversified Value Fund, Class S*	-	950,899	7,205	943,694	9,012,274	-	-	1,671

88

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
Focused International Fund, Class Z**	-	427,174	2,806	424,368	$5,215,488	$-	$-	$830
Focused Value Fund, Class Z*	-	480,150	3,727	476,423	8,842,405	-	-	2,585
Fundamental Value Fund, Class Z*	-	1,486,114	6,284	1,479,830	16,189,337	-	-	1,433
Growth Opportunities Fund, Class S*	-	1,269,696	4,552	1,265,144	9,627,750	-	-	1,503
High Yield Fund, Class Z**	-	341,054	11,175	329,879	3,024,994	-	-	133
Inflation-Protected and Income Fund, Class Z**	-	2,345,451	27,398	2,318,053	25,939,017	-	-	980
International Bond Fund, Class S**	-	850,830	9,677	841,153	8,890,982	-	-	66
International Equity Fund, Class S**	-	853,774	6,677	847,097	13,138,480	-	-	1,940
Large Cap Growth Fund, Class S*	-	694,506	7,160	687,346	6,639,762	-	-	2,879
Large Cap Value Fund, Class S*	-	333,910	3,170	330,740	3,591,840	-	-	676
Main Street Small/Mid Cap Fund, Class S**	-	1,180,230	-	1,180,230	13,560,839	-	-	-
Mid Cap Growth Equity Fund, Class S*	-	749,276	-	749,276	8,923,873	-	-	-
Mid Cap Growth Equity II Fund, Class Z*	-	616,856	6,101	610,755	10,346,183	-	-	3,739
Mid-Cap Value Fund, Class S*	-	1,777,423	12,746	1,764,677	19,093,800	-	-	4,919
Money Market Fund, Class S**	-	1,084,154	-	1,084,154	1,084,154	1	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	-	4,751,461	36,595	4,714,866	17,633,598	-	-	(1,388)
Oppenheimer Developing Markets Fund, Class Y***	-	79,091	-	79,091	2,816,427	-	-	-
Oppenheimer Real Estate Fund, Class Y***	-	978,660	6,534	972,126	20,346,593	54,885	-	1,869
Overseas Fund, Class Z*	-	5,315,558	26,837	5,288,721	40,776,037	-	-	4,376
PIMCO Total Return Fund, Class Z*	-	1,386,103	147,631	1,238,472	12,880,111	-	-	(1,281)
Short-Duration Bond Fund, Class Z**	-	3,626,519	190,662	3,435,857	37,004,184	-	-	(3,574)
Small Cap Growth Equity Fund, Class Z*	-	313,823	3,659	310,164	5,846,591	-	-	3,231
Small Cap Value Equity Fund, Class S*	-	808,520	6,918	801,602	7,983,957	-	-	2,382
Small Company Growth Fund, Class S*	-	437,452	3,107	434,345	4,838,599	-	-	1,867
Small Company Value Fund, Class Z*	-	263,752	2,381	261,371	3,784,656	-	-	1,316
Strategic Bond Fund, Class S*	-	1,265,845	63,470	1,202,375	11,879,465	-	-	(2,384)
Strategic Emerging Markets Fund, Class Z**	-	1,404,877	8,427	1,396,450	22,887,819	-	-	3,733
Value Fund, Class S**	-	69,576	-	69,576	1,069,383	-	-	-

					$567,033,532	$54,886	$-	$35,217

RetireSMART Moderate Growth Fund
BlackRock Global Allocation Fund, Class S*	-	356,352	2,560	353,792	$3,941,246	$-	$-	$490
Blue Chip Growth Fund, Class S*	-	1,178,430	7,586	1,170,844	13,289,077	-	-	4,176
Core Bond Fund, Class Z**	-	2,512,017	127,461	2,384,556	26,945,484	-	-	(6,312)
Core Opportunities Fund, Class S*	-	472,972	2,947	470,025	4,563,940	-	-	938
Disciplined Growth Fund, Class S**	-	3,625,224	17,100	3,608,124	36,225,569	-	-	6,258
Disciplined Value Fund, Class S**	-	2,936,215	16,205	2,920,010	30,893,702	-	-	3,980
Diversified Bond Fund, Class Z**	-	321,695	77,153	244,542	2,645,939	-	-	(3,086)
Diversified International Fund, Class S*	-	2,350,651	16,006	2,334,645	16,762,751	-	-	2,787
Diversified Value Fund, Class S*	-	1,441,628	8,982	1,432,646	13,681,769	-	-	2,227
Focused International Fund, Class Z**	-	409,943	4,664	405,279	4,980,877	-	-	1,468
Focused Value Fund, Class Z*	-	354,109	3,091	351,018	6,514,891	-	-	2,345
Fundamental Value Fund, Class Z*	-	1,956,198	13,060	1,943,138	21,257,931	-	-	3,162
Growth Opportunities Fund, Class S*	-	1,772,067	11,309	1,760,758	13,399,370	-	-	4,181
High Yield Fund, Class Z**	-	153,632	9,294	144,338	1,323,576	-	-	190
Inflation-Protected and Income Fund, Class Z**	-	448,248	5,066	443,182	4,959,207	-	-	206
International Bond Fund, Class S**	-	477,744	8,059	469,685	4,964,566	-	-	17
International Equity Fund, Class S**	-	926,070	7,402	918,668	14,248,544	-	-	2,280
Large Cap Growth Fund, Class S*	-	951,684	11,873	939,811	9,078,575	-	-	5,220
Large Cap Value Fund, Class S*	-	465,753	2,634	463,119	5,029,467	-	-	607
Main Street Small/Mid Cap Fund, Class S**	-	1,139,228	-	1,139,228	13,089,728	-	-	-
Mid Cap Growth Equity Fund, Class S*	-	369,108	-	369,108	4,396,072	-	-	-
Mid Cap Growth Equity II Fund, Class Z*	-	787,685	5,065	782,620	13,257,591	-	-	3,337

89

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
Mid-Cap Value Fund, Class S*	-	1,600,137	10,580	1,589,557	$17,199,006	$-	$-	$4,408
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	-	4,245,820	38,051	4,207,769	15,737,056	-	-	(1,337)
Oppenheimer Developing Markets Fund, Class Y***	-	59,105	-	59,105	2,104,732	-	-	-
Oppenheimer Real Estate Fund, Class Y***	-	779,481	5,445	774,036	16,200,570	43,742	-	1,443
Overseas Fund, Class Z*	-	5,444,843	37,186	5,407,657	41,693,034	-	-	6,430
PIMCO Total Return Fund, Class Z*	-	618,551	103,257	515,294	5,359,063	-	-	(997)
Short-Duration Bond Fund, Class Z**	-	784,336	131,212	653,124	7,034,142	-	-	(2,586)
Small Cap Growth Equity Fund, Class Z*	-	426,031	4,554	421,477	7,944,850	-	-	4,297
Small Cap Value Equity Fund, Class S*	-	948,804	8,621	940,183	9,364,224	-	-	3,143
Small Company Growth Fund, Class S*	-	578,192	5,149	573,043	6,383,695	-	-	3,349
Small Company Value Fund, Class Z*	-	439,370	3,953	435,417	6,304,842	-	-	2,338
Strategic Bond Fund, Class S*	-	408,070	42,290	365,780	3,613,909	-	-	(1,692)
Strategic Emerging Markets Fund, Class Z**	-	1,301,841	8,747	1,293,094	21,193,810	-	-	4,229
Value Fund, Class S**	-	114,028	-	114,028	1,752,610	-	-	-

					$427,335,415	$43,742	$-	$57,496

RetireSMART Growth Fund
BlackRock Global Allocation Fund, Class S*	-	8,533	-	8,533	$95,061	$-	$-	$-
Blue Chip Growth Fund, Class S*	-	259,690	824	258,866	2,938,131	-	-	311
Core Bond Fund, Class Z**	-	75,579	34,356	41,223	465,819	-	-	(1,711)
Core Opportunities Fund, Class S*	-	83,584	239	83,345	809,279	-	-	49
Disciplined Growth Fund, Class S**	-	657,062	1,388	655,674	6,582,965	-	-	342
Disciplined Value Fund, Class S**	-	474,821	1,312	473,509	5,009,727	-	-	191
Diversified Bond Fund, Class Z**	-	2,319	-	2,319	25,091	-	-	-
Diversified International Fund, Class S*	-	494,287	1,627	492,660	3,537,296	-	-	122
Diversified Value Fund, Class S*	-	318,636	970	317,666	3,033,712	-	-	151
Focused International Fund, Class Z**	-	82,001	379	81,622	1,003,133	-	-	62
Focused Value Fund, Class Z*	-	61,670	252	61,418	1,139,912	-	-	120
Fundamental Value Fund, Class Z*	-	426,391	1,268	425,123	4,650,844	-	-	180
Growth Opportunities Fund, Class S*	-	355,504	922	354,582	2,698,371	-	-	227
High Yield Fund, Class Z**	-	6,928	-	6,928	63,532	-	-	-
Inflation-Protected and Income Fund, Class Z**	-	18,426	-	18,426	206,182	-	-	-
International Bond Fund, Class S**	-	12,605	216	12,389	130,955	-	-	(3)
International Equity Fund, Class S**	-	160,114	751	159,363	2,471,713	-	-	87
Large Cap Growth Fund, Class S*	-	214,579	1,208	213,371	2,061,166	-	-	357
Large Cap Value Fund, Class S*	-	106,274	427	105,847	1,149,498	-	-	52
Main Street Small/Mid Cap Fund, Class S**	-	125,940	-	125,940	1,447,052	-	-	-
Mid Cap Growth Equity Fund, Class S*	-	121,790	-	121,790	1,450,513	-	-	-
Mid Cap Growth Equity II Fund, Class Z*	-	123,451	548	122,903	2,081,974	-	-	249
Mid-Cap Value Fund, Class S*	-	315,917	1,073	314,844	3,406,611	-	-	309
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	-	795,085	3,074	792,011	2,962,121	-	-	(193)
Oppenheimer Developing Markets Fund, Class Y***	-	5,860	-	5,860	208,658	-	-	-
Oppenheimer Real Estate Fund, Class Y***	-	138,046	548	137,498	2,877,834	7,742	-	101
Overseas Fund, Class Z*	-	963,122	3,621	959,501	7,397,755	-	-	296
PIMCO Total Return Fund, Class Z*	-	23,397	-	23,397	243,334	-	-	-
Short-Duration Bond Fund, Class Z**	-	24,839	8,969	15,870	170,923	-	-	(179)
Small Cap Growth Equity Fund, Class Z*	-	84,003	370	83,633	1,576,490	-	-	259
Small Cap Value Equity Fund, Class S*	-	166,361	700	165,661	1,649,983	-	-	173
Small Company Growth Fund, Class S*	-	117,461	419	117,042	1,303,849	-	-	203
Small Company Value Fund, Class Z*	-	90,660	321	90,339	1,308,103	-	-	136
Strategic Bond Fund, Class S*	-	32,791	-	32,791	323,980	-	-	-
Strategic Emerging Markets Fund, Class Z**	-	259,970	852	259,118	4,246,951	-	-	250
Value Fund, Class S**	-	29,815	-	29,815	458,254	-	-	-

					$71,186,772	$7,742	$-	$2,141

90

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund
Blue Chip Growth Fund, Class S*	46,555	18,596	13,526	51,625	$585,948	$-	$-	$70,194
Capital Appreciation Fund, Class S**	9,624	2,373	11,997	-	-	-	-	19,430
Core Bond Fund, Class S**	951,335	745,079	1,696,414	-	-	-	-	753,803
Core Bond Fund, Class Z**	-	1,699,478	130,218	1,569,260	17,732,635	-	-	(3,165)
Core Opportunities Fund, Class S*	165,491	4,651	60,647	109,495	1,063,196	-	-	49,065
Disciplined Growth Fund, Class S**	469,860	35,314	108,336	396,838	3,984,255	-	-	250,857
Disciplined Value Fund, Class S**	421,587	51,032	86,024	386,595	4,090,171	-	-	148,250
Diversified Bond Fund, Class S**	822,677	-	822,677	-	-	-	-	725,485
Diversified International Fund, Class S*	177,434	23,280	32,324	168,390	1,209,043	-	-	94,039
Diversified Value Fund, Class S*	66,266	17,131	13,598	69,799	666,580	-	-	43,264
Focused International Fund, Class S**	45,119	4,585	49,704	-	-	-	-	107,221
Focused International Fund, Class Z**	-	45,243	7,021	38,222	469,750	-	-	(1,723)
Focused Value Fund, Class S*	105,021	7,602	112,623	-	-	-	-	805,067
Focused Value Fund, Class Z*	-	98,053	16,497	81,556	1,513,677	-	-	876
Fundamental Value Fund, Class S*	99,043	14,602	113,645	-	-	-	-	289,139
Fundamental Value Fund, Class Z*	-	104,364	5,180	99,184	1,085,077	-	-	249
Growth Opportunities Fund, Class S*	66,289	14,584	18,444	62,429	475,088	-	-	70,504
High Yield Fund, Class S**	240,532	29,493	270,025	-	-	-	-	199,904
High Yield Fund, Class Z**	-	212,560	28,255	184,305	1,690,078	-	-	(2,260)
Inflation-Protected and Income Fund, Class S**	1,094,837	254,704	1,349,541	-	-	-	-	1,151,960
Inflation-Protected and Income Fund, Class Z**	-	1,218,810	73,404	1,145,406	12,817,091	-	-	(893)
International Bond Fund, Class S**	424,294	88,337	74,925	437,706	4,626,548	-	-	31,100
International Equity Fund, Class S**	94,264	6,879	24,256	76,887	1,192,520	-	-	155,465
Large Cap Growth Fund, Class S*	96,777	15,792	28,941	83,628	807,849	-	-	79,617
Large Cap Value Fund, Class S*	21,782	3,319	9,677	15,424	167,510	-	-	31,822
Main Street Small/Mid Cap Fund, Class S**	5,933	0	832	5,101	58,609	-	-	1,347
Mid Cap Growth Equity Fund, Class S*	39,987	1,035	8,981	32,041	381,606	-	-	49,829
Mid Cap Growth Equity II Fund, Class S*	54,009	30,007	84,016	-	-	-	-	342,852
Mid Cap Growth Equity II Fund, Class Z*	-	66,819	3,385	63,434	1,074,579	-	-	378
Mid-Cap Value Fund, Class S*	114,093	42,585	18,294	138,384	1,497,314	-	-	8,734
Money Market Fund, Class S**	1,276,417	1,253,277	154,964	2,374,730	2,374,730	26	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	801,241	58,379	277,460	582,160	2,177,276	-	-	256,087
Oppenheimer Developing Markets Fund, Class Y***	-	13,965	-	13,965	497,289	-	-	-
Oppenheimer Real Estate Fund, Class Y***	176,585	4,159	40,415	140,329	2,937,093	14,639	-	406,375
Overseas Fund, Class S*	492,400	17,661	510,061	-	-	-	-	1,075,199
Overseas Fund, Class Z*	-	463,049	20,527	442,522	3,411,848	-	-	(326)
PIMCO Total Return Fund, Class S*	366,069	86,340	452,409	-	-	-	-	64,316
PIMCO Total Return Fund, Class Z*	-	419,013	23,748	395,265	4,110,756	-	-	(1,187)
Short-Duration Bond Fund, Class S**	2,143,830	79,828	2,223,658	-	-	-	-	1,254,500
Short-Duration Bond Fund, Class Z**	-	1,756,000	125,792	1,630,208	17,557,338	-	-	(2,039)
Small Cap Growth Equity Fund, Class S*	21,207	17,422	38,629	-	-	-	-	98,014
Small Cap Growth Equity Fund, Class Z*	-	45,296	2,142	43,154	813,461	-	-	815
Small Cap Value Equity Fund, Class S*	56,271	27,735	7,596	76,410	761,045	-	-	35,319
Small Company Growth Fund, Class S*	63,584	7,318	24,450	46,452	517,480	-	-	129,479
Small Company Value Fund, Class S*	49,476	890	50,366	-	-	-	-	183,326
Small Company Value Fund, Class Z*	-	49,530	1,846	47,684	690,466	-	-	498
Strategic Bond Fund, Class S*	366,661	67,847	75,168	359,340	3,550,284	-	-	100,723
Strategic Emerging Markets Fund, Class S**	224,714	4,549	229,263	-	-	-	-	780,617
Strategic Emerging Markets Fund, Class Z**	-	196,169	9,295	186,874	3,062,862	-	-	(2,875)
Value Fund, Class S**	9,792	2,460	3,710	8,542	131,288	-	-	7,806

					$99,782,340	$14,665	$-	$9,859,057

91

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund
Blue Chip Growth Fund, Class S*	92,393	21,486	23,450	90,429	$1,026,368	$-	$-	$82,732
Capital Appreciation Fund, Class S**	4,985	5,959	10,944	-	-	-	-	2,729
Core Bond Fund, Class S**	1,017,012	615,538	1,632,550	-	-	-	-	499,391
Core Bond Fund, Class Z**	-	1,698,403	165,705	1,532,698	17,319,487	-	-	(4,110)
Core Opportunities Fund, Class S*	164,666	18,515	60,536	122,645	1,190,883	-	-	46,186
Disciplined Growth Fund, Class S**	683,227	108,180	186,265	605,142	6,075,624	-	-	542,922
Disciplined Value Fund, Class S**	619,361	112,243	157,951	573,653	6,069,249	-	-	107,435
Diversified Bond Fund, Class S**	670,462	-	670,462	-	-	-	-	435,563
Diversified International Fund, Class S*	341,011	43,541	64,062	320,490	2,301,116	-	-	149,220
Diversified Value Fund, Class S*	123,210	20,908	21,886	122,232	1,167,313	-	-	72,128
Focused International Fund, Class S**	70,629	18,041	88,670	-	-	-	-	186,731
Focused International Fund, Class Z**	-	85,591	14,286	71,305	876,343	-	-	(2,949)
Focused Value Fund, Class S*	105,573	11,543	117,116	-	-	-	-	726,725
Focused Value Fund, Class Z*	-	111,084	19,791	91,293	1,694,395	-	-	2,084
Fundamental Value Fund, Class S*	149,849	29,525	179,374	-	-	-	-	361,302
Fundamental Value Fund, Class Z*	-	171,659	11,468	160,191	1,752,485	-	-	952
Growth Opportunities Fund, Class S*	110,603	30,301	31,662	109,242	831,335	-	-	114,136
High Yield Fund, Class S**	188,178	47,770	235,948	-	-	-	-	97,685
High Yield Fund, Class Z**	-	218,571	30,154	188,417	1,727,784	-	-	(2,412)
Inflation-Protected and Income Fund, Class S**	762,638	296,573	1,059,211	-	-	-	-	806,784
Inflation-Protected and Income Fund, Class Z**	-	1,021,540	88,009	933,531	10,446,217	-	-	(1,475)
International Bond Fund, Class S**	269,027	130,176	61,722	337,481	3,567,176	-	-	79,029
International Equity Fund, Class S**	159,231	22,122	41,334	140,019	2,171,697	-	-	252,920
Large Cap Growth Fund, Class S*	163,759	25,570	43,556	145,773	1,408,166	-	-	119,956
Large Cap Value Fund, Class S*	36,724	10,268	20,526	26,466	287,423	-	-	49,164
Main Street Small/Mid Cap Fund, Class S**	26,807	1,776	2,136	26,447	303,878	-	-	5,005
Mid Cap Growth Equity Fund, Class S*	83,199	6,968	18,753	71,414	850,536	-	-	78,325
Mid Cap Growth Equity II Fund, Class S*	108,682	49,001	157,683	-	-	-	-	499,083
Mid Cap Growth Equity II Fund, Class Z*	-	138,301	9,410	128,891	2,183,418	-	-	2,394
Mid-Cap Value Fund, Class S*	245,247	98,948	63,825	280,370	3,033,604	-	-	99,095
Money Market Fund, Class S**	482,641	1,318,894	235,123	1,566,412	1,566,412	16	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	913,550	117,595	307,865	723,280	2,705,067	-	-	176,868
Oppenheimer Developing Markets Fund, Class Y***	-	15,285	-	15,285	544,285	-	-	-
Oppenheimer Real Estate Fund, Class Y***	199,283	14,631	45,241	168,673	3,530,336	17,389	-	433,498
Overseas Fund, Class S*	761,194	67,322	828,516	-	-	-	-	1,762,662
Overseas Fund, Class Z*	-	839,296	51,157	788,139	6,076,552	-	-	1,193
PIMCO Total Return Fund, Class S*	385,771	74,273	460,044	-	-	-	-	61,559
PIMCO Total Return Fund, Class Z*	-	448,971	26,002	422,969	4,398,878	-	-	(1,300)
Short-Duration Bond Fund, Class S**	1,403,410	99,496	1,502,906	-	-	-	-	484,625
Short-Duration Bond Fund, Class Z**	-	1,272,610	129,614	1,142,996	12,310,064	-	-	(2,221)
Small Cap Growth Equity Fund, Class S*	31,896	36,254	68,150	-	-	-	-	84,066
Small Cap Growth Equity Fund, Class Z*	-	78,286	6,058	72,228	1,361,505	-	-	3,398
Small Cap Value Equity Fund, Class S*	89,563	65,559	17,599	137,523	1,369,732	-	-	74,530
Small Company Growth Fund, Class S*	67,079	35,827	21,661	81,245	905,069	-	-	114,657
Small Company Value Fund, Class S*	76,389	9,312	85,701	-	-	-	-	266,596
Small Company Value Fund, Class Z*	-	84,776	5,281	79,495	1,151,091	-	-	1,935
Strategic Bond Fund, Class S*	268,156	108,657	65,725	311,088	3,073,550	-	-	91,100
Strategic Emerging Markets Fund, Class S**	313,548	15,642	329,190	-	-	-	-	563,546
Strategic Emerging Markets Fund, Class Z**	-	261,530	14,561	246,969	4,047,829	-	-	(2,836)
Value Fund, Class S**	27,936	1,617	9,817	19,736	303,344	-	-	48,372

					$109,628,211	$17,405	$-	$9,570,978

92

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund
Blue Chip Growth Fund, Class S*	2,431	828	732	2,527	$28,686	$-	$-	$1,039
Capital Appreciation Fund, Class S**	545	-	545	-	-	-	-	418
Core Bond Fund, Class S**	8,512	7,512	16,024	-	-	-	-	1,998
Core Bond Fund, Class Z**	-	16,698	1,457	15,241	172,221	-	-	(37)
Core Opportunities Fund, Class S*	2,023	824	803	2,044	19,845	-	-	1,184
Disciplined Growth Fund, Class S**	7,770	3,842	1,174	10,438	104,798	-	-	1,320
Disciplined Value Fund, Class S**	7,161	3,489	1,026	9,624	101,818	-	-	841
Diversified Bond Fund, Class S**	4,289	-	4,289	-	-	-	-	1,215
Diversified International Fund, Class S*	7,153	1,943	1,985	7,111	51,059	-	-	363
Diversified Value Fund, Class S*	2,884	1,098	657	3,325	31,757	-	-	567
Focused International Fund, Class S**	1,751	411	2,162	-	-	-	-	1,860
Focused International Fund, Class Z**	-	1,862	264	1,598	19,644	-	-	(75)
Focused Value Fund, Class S*	1,307	474	1,781	-	-	-	-	1,950
Focused Value Fund, Class Z*	-	1,728	273	1,455	27,003	-	-	-
Fundamental Value Fund, Class S*	4,173	1,603	5,776	-	-	-	-	3,155
Fundamental Value Fund, Class Z*	-	4,875	170	4,705	51,468	-	-	(7)
Growth Opportunities Fund, Class S*	3,134	1,203	1,205	3,132	23,834	-	-	1,572
High Yield Fund, Class S**	2,956	2,128	5,084	-	-	-	-	1,548
High Yield Fund, Class Z**	-	4,819	483	4,336	39,763	-	-	(39)
Inflation-Protected and Income Fund, Class S**	7,065	6,263	13,328	-	-	-	-	8,255
Inflation-Protected and Income Fund, Class Z**	-	12,734	772	11,962	133,855	-	-	16
International Bond Fund, Class S**	3,261	2,698	484	5,475	57,874	-	-	143
International Equity Fund, Class S**	2,517	891	604	2,804	43,494	-	-	968
Large Cap Growth Fund, Class S*	3,585	1,122	938	3,769	36,404	-	-	1,007
Large Cap Value Fund, Class S*	1,176	437	762	851	9,243	-	-	707
Main Street Small/Mid Cap Fund, Class S**	1,223	-	183	1,040	11,945	-	-	263
Mid Cap Growth Equity Fund, Class S*	1,365	528	462	1,431	17,041	-	-	990
Mid Cap Growth Equity II Fund, Class S*	2,140	797	2,937	-	-	-	-	5,434
Mid Cap Growth Equity II Fund, Class Z*	-	2,678	104	2,574	43,606	-	-	(12)
Mid-Cap Value Fund, Class S*	4,641	1,769	922	5,488	59,383	-	-	1,230
Money Market Fund, Class S**	-	1,713	88	1,625	1,625	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	10,841	5,401	3,695	12,547	46,927	-	-	1,531
Oppenheimer Developing Markets Fund, Class Y***	-	238	-	238	8,471	-	-	-
Oppenheimer Real Estate Fund, Class Y***	2,644	958	327	3,275	68,553	324	-	1,169
Overseas Fund, Class S*	12,696	4,063	16,759	-	-	-	-	8,198
Overseas Fund, Class Z*	-	16,795	607	16,188	124,810	-	-	(60)
PIMCO Total Return Fund, Class S*	4,460	1,394	5,854	-	-	-	-	959
PIMCO Total Return Fund, Class Z*	-	5,520	405	5,115	53,200	-	-	(20)
Short-Duration Bond Fund, Class S**	9,594	3,150	12,744	-	-	-	-	1,171
Short-Duration Bond Fund, Class Z**	-	11,022	1,416	9,606	103,456	-	-	(25)
Small Cap Growth Equity Fund, Class S*	1,182	604	1,786	-	-	-	-	2,317
Small Cap Growth Equity Fund, Class Z*	-	1,779	82	1,697	31,997	-	-	4
Small Cap Value Equity Fund, Class S*	1,714	1,420	232	2,902	28,906	-	-	313
Small Company Growth Fund, Class S*	1,731	825	414	2,142	23,865	-	-	971
Small Company Value Fund, Class S*	1,557	548	2,105	-	-	-	-	2,124
Small Company Value Fund, Class Z*	-	1,859	70	1,789	25,901	-	-	5
Strategic Bond Fund, Class S*	2,777	1,853	663	3,967	39,193	-	-	195
Strategic Emerging Markets Fund, Class S**	3,960	1,239	5,199	-	-	-	-	848
Strategic Emerging Markets Fund, Class Z**	-	4,576	171	4,405	72,203	-	-	(53)
Value Fund, Class S**	426	20	39	407	6,263	-	-	80

					$1,720,111	$324	$-	$57,600

93

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund
Blue Chip Growth Fund, Class S*	764,310	115,000	159,195	720,115	$8,173,304	$-	$-	$15,635
Capital Appreciation Fund, Class S**	146,090	7,474	153,564	-	-	-	-	334,693
Core Bond Fund, Class S**	1,795,781	547,806	2,343,587	-	-	-	-	644,965
Core Bond Fund, Class Z**	-	2,503,668	277,667	2,226,001	25,153,806	-	-	(10,827)
Core Opportunities Fund, Class S*	551,348	50,059	156,016	445,391	4,324,749	-	-	125,766
Disciplined Growth Fund, Class S**	2,904,435	530,946	525,677	2,909,704	29,213,431	-	-	(276,506)
Disciplined Value Fund, Class S**	2,570,378	406,588	430,948	2,546,018	26,936,873	-	-	(1,194,877)
Diversified Bond Fund, Class S**	552,418	-	552,418	-	-	-	-	361,934
Diversified International Fund, Class S*	1,883,284	186,540	298,006	1,771,818	12,721,653	-	-	(707,103)
Diversified Value Fund, Class S*	1,080,284	111,622	182,321	1,009,585	9,641,537	-	-	123,369
Focused International Fund, Class S**	395,446	87,804	483,250	-	-	-	-	1,294,653
Focused International Fund, Class Z**	-	456,834	64,847	391,987	4,817,519	-	-	(14,119)
Focused Value Fund, Class S*	363,009	45,125	408,134	-	-	-	-	2,086,215
Focused Value Fund, Class Z*	-	409,328	62,711	346,617	6,433,205	-	-	5,731
Fundamental Value Fund, Class S*	1,412,813	126,717	1,539,530	-	-	-	-	1,676,146
Fundamental Value Fund, Class Z*	-	1,394,896	53,222	1,341,674	14,677,918	-	-	5,259
Growth Opportunities Fund, Class S*	1,146,169	104,638	311,328	939,479	7,149,435	-	-	86,164
High Yield Fund, Class S**	908,339	314,004	1,222,343	-	-	-	-	669,827
High Yield Fund, Class Z**	-	1,152,712	105,719	1,046,993	9,600,925	-	-	(8,458)
Inflation-Protected and Income Fund, Class S**	1,228,104	433,574	1,661,678	-	-	-	-	1,325,405
Inflation-Protected and Income Fund, Class Z**	-	1,614,975	128,095	1,486,880	16,638,185	-	-	(1,529)
International Bond Fund, Class S**	890,199	431,184	120,039	1,201,344	12,698,203	-	-	17,216
International Equity Fund, Class S**	898,159	87,644	201,448	784,355	12,165,353	-	-	(485,787)
Large Cap Growth Fund, Class S*	1,258,520	129,624	259,623	1,128,521	10,901,515	-	-	717,299
Large Cap Value Fund, Class S*	304,906	47,247	115,306	236,847	2,572,161	-	-	263,642
Main Street Small/Mid Cap Fund, Class S**	1,367,922	-	41,694	1,326,228	15,238,360	-	-	42,384
Mid Cap Growth Equity Fund, Class S*	458,494	27,557	41,665	444,386	5,292,635	-	-	43,811
Mid Cap Growth Equity II Fund, Class S*	533,258	99,730	632,988	-	-	-	-	2,109,488
Mid Cap Growth Equity II Fund, Class Z*	-	588,547	26,105	562,442	9,527,770	-	-	7,568
Mid-Cap Value Fund, Class S*	1,339,260	243,501	213,482	1,369,279	14,815,604	-	-	(19,815)
Money Market Fund, Class S**	-	53,928	5,806	48,122	48,122	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	3,211,554	728,738	844,802	3,095,490	11,577,131	-	-	569,855
Oppenheimer Developing Markets Fund, Class Y***	-	53,922	-	53,922	1,920,177	-	-	-
Oppenheimer Real Estate Fund, Class Y***	806,131	71,255	68,350	809,036	16,933,122	79,118	-	629,743
Overseas Fund, Class S*	4,589,579	243,635	4,833,214	-	-	-	-	9,408,142
Overseas Fund, Class Z*	-	4,648,251	167,368	4,480,883	34,547,608	-	-	6,168
PIMCO Total Return Fund, Class S*	1,034,235	83,433	1,117,668	-	-	-	-	135,940
PIMCO Total Return Fund, Class Z*	-	955,431	91,715	863,716	8,982,643	-	-	(4,586)
Short-Duration Bond Fund, Class S**	1,830,740	258,804	2,089,544	-	-	-	-	298,519
Short-Duration Bond Fund, Class Z**	-	1,792,354	292,143	1,500,211	16,157,272	-	-	(6,031)
Small Cap Growth Equity Fund, Class S*	99,230	85,585	184,815	-	-	-	-	315,569
Small Cap Growth Equity Fund, Class Z*	-	217,500	21,483	196,017	3,694,923	-	-	13,093
Small Cap Value Equity Fund, Class S*	395,802	154,408	121,313	428,897	4,271,814	-	-	179,092
Small Company Growth Fund, Class S*	274,420	184,049	78,777	379,692	4,229,769	-	-	404,749
Small Company Value Fund, Class S*	209,401	99,711	309,112	-	-	-	-	650,669
Small Company Value Fund, Class Z*	-	327,071	18,618	308,453	4,466,394	-	-	7,450
Strategic Bond Fund, Class S*	439,705	150,372	105,646	484,431	4,786,179	-	-	144,016
Strategic Emerging Markets Fund, Class S**	1,197,644	55,962	1,253,606	-	-	-	-	2,988,563
Strategic Emerging Markets Fund, Class Z**	-	1,154,522	44,842	1,109,680	18,187,656	-	-	(7,241)
Value Fund, Class S**	105,923	22,275	34,575	93,623	1,438,979	-	-	134,373

					$389,935,930	$79,118	$-	$25,106,232

94

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund
Blue Chip Growth Fund, Class S*	3,141	931	563	3,509	$39,822	$-	$-	$768
Capital Appreciation Fund, Class S**	596	10	606	-	-	-	-	388
Core Bond Fund, Class S **	4,009	1,098	5,107	-	-	-	-	(285)
Core Bond Fund, Class Z**	-	5,444	579	4,865	54,973	-	-	(35)
Core Opportunities Fund, Class S*	1,864	525	626	1,763	17,116	-	-	946
Disciplined Growth Fund, Class S**	10,019	3,769	2,543	11,245	112,899	-	-	3,484
Disciplined Value Fund, Class S**	9,395	2,972	2,236	10,131	107,185	-	-	2,344
Diversified Bond Fund, Class S**	80	-	80	-	-	-	-	20
Diversified International Fund, Class S*	7,485	2,018	1,398	8,105	58,193	-	-	210
Diversified Value Fund, Class S*	3,788	1,276	348	4,716	45,040	-	-	312
Focused International Fund, Class S**	1,810	489	2,299	-	-	-	-	1,794
Focused International Fund, Class Z**	-	2,124	221	1,903	23,382	-	-	(60)
Focused Value Fund, Class S*	1,205	338	1,543	-	-	-	-	1,831
Focused Value Fund, Class Z*	-	1,504	176	1,328	24,644	-	-	4
Fundamental Value Fund, Class S*	5,356	1,525	6,881	-	-	-	-	3,685
Fundamental Value Fund, Class Z*	-	6,528	2	6,526	71,392	-	-	-
Growth Opportunities Fund, Class S*	4,199	1,148	773	4,574	34,805	-	-	982
High Yield Fund, Class S**	3,099	3,004	6,103	-	-	-	-	1,558
High Yield Fund, Class Z**	-	5,423	417	5,006	45,906	-	-	(33)
Inflation-Protected and Income Fund, Class S**	2,000	1,876	3,876	-	-	-	-	2,034
Inflation-Protected and Income Fund, Class Z**	-	3,655	270	3,385	37,880	-	-	(3)
International Bond Fund, Class S**	2,888	2,399	390	4,897	51,761	-	-	147
International Equity Fund, Class S**	2,753	1,398	728	3,423	53,094	-	-	1,245
Large Cap Growth Fund, Class S*	4,781	1,518	871	5,428	52,430	-	-	885
Large Cap Value Fund, Class S*	1,572	404	654	1,322	14,353	-	-	565
Main Street Small/Mid Cap Fund, Class S**	1,174	2	37	1,139	13,093	-	-	53
Mid Cap Growth Equity Fund, Class S*	1,775	478	467	1,786	21,272	-	-	1,057
Mid Cap Growth Equity II Fund, Class S*	2,453	500	2,953	-	-	-	-	6,728
Mid Cap Growth Equity II Fund, Class Z*	-	2,622	1	2,621	44,395	-	-	-
Mid-Cap Value Fund, Class S*	5,043	1,496	742	5,797	62,722	-	-	1,131
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	10,886	7,004	3,740	14,150	52,921	-	-	1,591
Oppenheimer Developing Markets Fund, Class Y***	-	212	-	212	7,564	-	-	-
Oppenheimer Real Estate Fund, Class Y***	2,585	967	313	3,239	67,788	308	-	1,318
Overseas Fund, Class S*	17,168	3,936	21,104	-	-	-	-	10,344
Overseas Fund, Class Z*	-	20,175	7	20,168	155,492	-	-	-
PIMCO Total Return Fund, Class S*	2,499	390	2,889	-	-	-	-	325
PIMCO Total Return Fund, Class Z*	-	2,273	366	1,907	19,833	-	-	(18)
Short-Duration Bond Fund, Class S**	4,469	922	5,391	-	-	-	-	105
Short-Duration Bond Fund, Class Z**	-	4,573	947	3,626	39,047	-	-	(21)
Small Cap Growth Equity Fund, Class S*	1,311	579	1,890	-	-	-	-	2,599
Small Cap Growth Equity Fund, Class Z*	-	1,945	1	1,944	36,648	-	-	-
Small Cap Value Equity Fund, Class S*	1,893	1,649	161	3,381	33,678	-	-	253
Small Company Growth Fund, Class S*	1,948	839	341	2,446	27,245	-	-	872
Small Company Value Fund, Class S*	1,876	534	2,410	-	-	-	-	2,628
Small Company Value Fund, Class Z*	-	2,030	1	2,029	29,380	-	-	-
Strategic Bond Fund, Class S*	909	715	342	1,282	12,669	-	-	115
Strategic Emerging Markets Fund, Class S**	4,330	1,064	5,394	-	-	-	-	119
Strategic Emerging Markets Fund, Class Z**	-	4,726	2	4,724	77,432	-	-	-
Value Fund, Class S**	456	66	34	488	7,500	-	-	48

					$1,553,554	$308	$-	$52,033

95

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund
Blue Chip Growth Fund, Class S*	940,712	92,043	201,549	831,206	$9,434,181	$-	$-	$(44,389)
Capital Appreciation Fund, Class S**	315,239	-	315,239	-	-	-	-	651,921
Core Bond Fund, Class S**	604,803	161,866	766,669	-	-	-	-	7,174
Core Bond Fund, Class Z**	-	902,696	182,359	720,337	8,139,811	-	-	(8,734)
Core Opportunities Fund, Class S*	439,547	41,474	122,049	358,972	3,485,617	-	-	98,354
Disciplined Growth Fund, Class S**	1,684,986	666,300	178,950	2,172,336	21,810,249	-	-	(97,007)
Disciplined Value Fund, Class S**	1,600,543	440,137	168,094	1,872,586	19,811,962	-	-	(472,049)
Diversified Bond Fund, Class S**	4,267	-	4,267	-	-	-	-	(785)
Diversified International Fund, Class S*	1,696,502	298,645	238,177	1,756,970	12,615,043	-	-	(581,446)
Diversified Value Fund, Class S*	1,309,667	117,738	246,507	1,180,898	11,277,578	-	-	(117,998)
Focused International Fund, Class S**	361,516	114,809	476,325	-	-	-	-	1,077,816
Focused International Fund, Class Z**	-	468,802	64,351	404,451	4,970,702	-	-	(14,272)
Focused Value Fund, Class S*	292,066	28,465	320,531	-	-	-	-	1,583,963
Focused Value Fund, Class Z*	-	316,727	47,750	268,977	4,992,209	-	-	4,440
Fundamental Value Fund, Class S*	1,777,074	115,008	1,892,082	-	-	-	-	1,795,124
Fundamental Value Fund, Class Z*	-	1,630,281	54,649	1,575,632	17,237,413	-	-	5,646
Growth Opportunities Fund, Class S*	1,403,165	123,733	414,038	1,112,860	8,468,868	-	-	4,763
High Yield Fund, Class S**	624,546	194,133	818,679	-	-	-	-	401,841
High Yield Fund, Class Z**	-	793,787	85,796	707,991	6,492,283	-	-	(6,864)
Inflation-Protected and Income Fund, Class S**	472,726	130,667	603,393	-	-	-	-	505,428
Inflation-Protected and Income Fund, Class Z**	-	583,088	72,532	510,556	5,713,125	-	-	(774)
International Bond Fund, Class S**	499,319	306,164	54,414	751,069	7,938,795	-	-	6,405
International Equity Fund, Class S**	754,052	157,851	163,250	748,653	11,611,615	-	-	(285,294)
Large Cap Growth Fund, Class S*	1,536,514	148,338	368,877	1,315,975	12,712,321	-	-	1,036,361
Large Cap Value Fund, Class S*	419,725	46,816	179,414	287,127	3,118,196	-	-	185,530
Main Street Small/Mid Cap Fund, Class S**	893,690	-	29,029	864,661	9,934,949	-	-	31,448
Mid Cap Growth Equity Fund, Class S*	529,222	28,924	57,716	500,430	5,960,126	-	-	58,279
Mid Cap Growth Equity II Fund, Class S*	522,727	30,274	553,001	-	-	-	-	1,808,510
Mid Cap Growth Equity II Fund, Class Z*	-	500,067	21,309	478,758	8,110,153	-	-	6,517
Mid-Cap Value Fund, Class S*	1,238,533	157,057	143,775	1,251,815	13,544,641	-	-	(228,090)
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	2,693,692	810,184	652,605	2,851,271	10,663,752	-	-	477,051
Oppenheimer Developing Markets Fund, Class Y***	-	43,758	-	43,758	1,558,227	-	-	-
Oppenheimer Real Estate Fund, Class Y***	677,519	62,490	57,675	682,334	14,281,255	67,151	-	586,183
Overseas Fund, Class S*	4,074,130	339,563	4,413,693	-	-	-	-	8,056,739
Overseas Fund, Class Z*	-	4,519,997	150,727	4,369,270	33,687,068	-	-	5,917
PIMCO Total Return Fund, Class S*	443,873	8,793	452,666	-	-	-	-	55,691
PIMCO Total Return Fund, Class Z*	-	385,898	74,432	311,466	3,239,246	-	-	(3,722)
Short-Duration Bond Fund, Class S**	927,800	62,497	990,297	-	-	-	-	192,181
Short-Duration Bond Fund, Class Z**	-	839,492	213,637	625,855	6,740,456	-	-	(4,614)
Small Cap Growth Equity Fund, Class S*	216,483	79,561	296,044	-	-	-	-	655,112
Small Cap Growth Equity Fund, Class Z*	-	323,611	18,138	305,473	5,758,167	-	-	11,478
Small Cap Value Equity Fund, Class S*	493,625	139,173	73,018	559,780	5,575,409	-	-	69,171
Small Company Growth Fund, Class S*	244,734	164,351	60,085	349,000	3,887,855	-	-	314,121
Small Company Value Fund, Class S*	303,398	45,897	349,295	-	-	-	-	834,424
Small Company Value Fund, Class Z*	-	368,696	15,793	352,903	5,110,038	-	-	6,577
Strategic Bond Fund, Class S*	117,778	115,006	48,965	183,819	1,816,129	-	-	65,160
Strategic Emerging Markets Fund, Class S**	1,076,465	55,447	1,131,912	-	-	-	-	2,935,684
Strategic Emerging Markets Fund, Class Z**	-	1,055,864	37,642	1,018,222	16,688,665	-	-	(5,906)
Value Fund, Class S**	103,937	34,533	54,286	84,184	1,293,912	-	-	200,021

					$317,680,016	$67,151	$-	$21,863,086

96

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund
Blue Chip Growth Fund, Class S*	3,631	1,222	567	4,286	$48,649	$-	$-	$749
Capital Appreciation Fund, Class S**	470	100	570	-	-	-	-	299
Core Bond Fund, Class S**	2,644	1,225	3,869	-	-	-	-	168
Core Bond Fund, Class Z**	-	4,424	596	3,828	43,255	-	-	(35)
Core Opportunities Fund, Class S*	1,558	735	492	1,801	17,491	-	-	706
Disciplined Growth Fund, Class S**	7,734	4,588	1,132	11,190	112,346	-	-	1,512
Disciplined Value Fund, Class S**	7,338	3,631	1,056	9,913	104,880	-	-	1,087
Diversified Bond Fund, Class S**	95	-	95	-	-	-	-	25
Diversified International Fund, Class S*	7,229	3,268	1,089	9,408	67,551	-	-	127
Diversified Value Fund, Class S*	4,535	1,663	375	5,823	55,607	-	-	332
Focused International Fund, Class S**	1,877	673	2,550	-	-	-	-	1,988
Focused International Fund, Class Z**	-	2,411	248	2,163	26,586	-	-	(66)
Focused Value Fund, Class S*	1,110	446	1,556	-	-	-	-	1,649
Focused Value Fund, Class Z*	-	1,540	183	1,357	25,180	-	-	3
Fundamental Value Fund, Class S*	6,277	2,333	8,610	-	-	-	-	4,160
Fundamental Value Fund, Class Z*	-	8,003	8	7,995	87,470	-	-	-
Growth Opportunities Fund, Class S*	4,800	1,766	886	5,680	43,228	-	-	1,125
High Yield Fund, Class S**	1,285	1,640	2,925	-	-	-	-	565
High Yield Fund, Class Z**	-	2,616	428	2,188	20,068	-	-	(34)
Inflation-Protected and Income Fund, Class S**	809	1,378	2,187	-	-	-	-	1,091
Inflation-Protected and Income Fund, Class Z**	-	2,132	278	1,854	20,745	-	-	(3)
International Bond Fund, Class S**	2,588	1,922	226	4,284	45,283	-	-	72
International Equity Fund, Class S**	2,603	1,836	665	3,774	58,532	-	-	1,118
Large Cap Growth Fund, Class S*	5,510	2,012	863	6,659	64,326	-	-	833
Large Cap Value Fund, Class S*	1,784	713	855	1,642	17,834	-	-	747
Main Street Small/Mid Cap Fund, Class S**	721	2	-	723	8,312	-	-	-
Mid Cap Growth Equity Fund, Class S*	1,653	644	386	1,911	22,755	-	-	863
Mid Cap Growth Equity II Fund, Class S*	2,191	856	3,047	-	-	-	-	5,867
Mid Cap Growth Equity II Fund, Class Z*	-	2,870	3	2,867	48,568	-	-	3
Mid-Cap Value Fund, Class S*	4,722	2,008	283	6,447	69,757	-	-	431
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	10,846	7,055	3,038	14,863	55,588	-	-	1,271
Oppenheimer Developing Markets Fund, Class Y***	-	221	-	221	7,866	-	-	-
Oppenheimer Real Estate Fund, Class Y***	2,567	1,330	376	3,521	73,700	337	-	1,561
Overseas Fund, Class S*	17,610	6,664	24,274	-	-	-	-	10,834
Overseas Fund, Class Z*	-	23,281	22	23,259	179,328	-	-	1
PIMCO Total Return Fund, Class S*	1,446	327	1,773	-	-	-	-	247
PIMCO Total Return Fund, Class Z*	-	1,454	375	1,079	11,219	-	-	(19)
Short-Duration Bond Fund, Class S**	3,138	1,013	4,151	-	-	-	-	352
Short-Duration Bond Fund, Class Z**	-	3,321	974	2,347	25,274	-	-	(22)
Small Cap Growth Equity Fund, Class S*	1,324	853	2,177	-	-	-	-	2,432
Small Cap Growth Equity Fund, Class Z*	-	2,268	2	2,266	42,706	-	-	-
Small Cap Value Equity Fund, Class S*	1,871	2,170	109	3,932	39,166	-	-	164
Small Company Growth Fund, Class S*	2,017	1,034	375	2,676	29,815	-	-	930
Small Company Value Fund, Class S*	1,877	704	2,581	-	-	-	-	2,618
Small Company Value Fund, Class Z*	-	2,209	2	2,207	31,960	-	-	2
Strategic Bond Fund, Class S*	730	662	307	1,085	10,723	-	-	102
Strategic Emerging Markets Fund, Class S**	4,209	1,734	5,943	-	-	-	-	724
Strategic Emerging Markets Fund, Class Z**	-	5,390	5	5,385	88,259	-	-	-
Value Fund, Class S**	553	59	40	572	8,792	-	-	68

					$1,612,819	$337	$-	$46,647

97

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund
Blue Chip Growth Fund, Class S*	605,648	67,195	120,196	552,647	$6,272,546	$-	$-	$53,383
Capital Appreciation Fund, Class S**	209,125	-	209,125	-	-	-	-	544,107
Core Bond Fund, Class S**	360,691	81,408	442,099	-	-	-	-	14,055
Core Bond Fund, Class Z**	-	536,066	95,456	440,610	4,978,891	-	-	(4,694)
Core Opportunities Fund, Class S*	270,380	28,272	80,011	218,641	2,123,002	-	-	66,401
Disciplined Growth Fund, Class S**	1,084,893	373,870	130,460	1,328,303	13,336,160	-	-	(46,924)
Disciplined Value Fund, Class S**	965,662	239,830	110,458	1,095,034	11,585,464	-	-	(365,310)
Diversified Bond Fund, Class S**	15,057	-	15,057	-	-	-	-	3,472
Diversified International Fund, Class S*	1,113,764	163,453	150,369	1,126,848	8,090,771	-	-	(355,790)
Diversified Value Fund, Class S*	832,062	86,451	146,227	772,286	7,375,330	-	-	396,622
Focused International Fund, Class S**	246,035	64,080	310,115	-	-	-	-	699,756
Focused International Fund, Class Z**	-	301,083	42,928	258,155	3,172,725	-	-	(9,155)
Focused Value Fund, Class S*	175,694	15,775	191,469	-	-	-	-	924,042
Focused Value Fund, Class Z*	-	194,467	30,260	164,207	3,047,678	-	-	3,060
Fundamental Value Fund, Class S*	1,147,125	81,002	1,228,127	-	-	-	-	1,850,900
Fundamental Value Fund, Class Z*	-	1,096,432	43,438	1,052,994	11,519,755	-	-	4,637
Growth Opportunities Fund, Class S*	956,715	90,828	294,988	752,555	5,726,947	-	-	152,830
High Yield Fund, Class S**	67,445	131,180	198,625	-	-	-	-	19,389
High Yield Fund, Class Z**	-	172,238	52,514	119,724	1,097,867	-	-	(4,201)
Inflation-Protected and Income Fund, Class S**	101,876	116,338	218,214	-	-	-	-	137,318
Inflation-Protected and Income Fund, Class Z**	-	217,505	42,335	175,170	1,960,149	-	-	(455)
International Bond Fund, Class S**	260,000	159,567	32,969	386,598	4,086,336	-	-	(2,839)
International Equity Fund, Class S**	487,342	112,113	115,046	484,409	7,513,189	-	-	(120,733)
Large Cap Growth Fund, Class S*	907,148	113,813	172,860	848,101	8,192,655	-	-	471,959
Large Cap Value Fund, Class S*	300,034	34,222	136,760	197,496	2,144,806	-	-	274,648
Main Street Small/Mid Cap Fund, Class S**	499,025	-	12,687	486,338	5,588,023	-	-	13,044
Mid Cap Growth Equity Fund, Class S*	348,626	19,326	40,399	327,553	3,901,153	-	-	42,861
Mid Cap Growth Equity II Fund, Class S*	341,316	20,262	361,578	-	-	-	-	1,399,834
Mid Cap Growth Equity II Fund, Class Z*	-	332,271	15,962	316,309	5,358,268	-	-	4,850
Mid-Cap Value Fund, Class S*	806,915	112,353	100,683	818,585	8,857,094	-	-	18,124
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	1,753,962	454,841	418,133	1,790,670	6,697,105	-	-	341,038
Oppenheimer Developing Markets Fund, Class Y***	-	26,735	-	26,735	952,020	-	-	-
Oppenheimer Real Estate Fund, Class Y***	403,677	51,821	43,916	411,582	8,614,420	40,599	-	422,402
Overseas Fund, Class S*	2,656,032	200,617	2,856,649	-	-	-	-	5,943,318
Overseas Fund, Class Z*	-	2,917,070	112,930	2,804,140	21,619,922	-	-	4,997
PIMCO Total Return Fund, Class S*	214,054	4,711	218,765	-	-	-	-	21,610
PIMCO Total Return Fund, Class Z*	-	183,621	45,472	138,149	1,436,753	-	-	(2,274)
Short-Duration Bond Fund, Class S**	464,800	44,017	508,817	-	-	-	-	25,954
Short-Duration Bond Fund, Class Z**	-	357,097	126,791	230,306	2,480,400	-	-	(2,778)
Small Cap Growth Equity Fund, Class S*	142,445	53,656	196,101	-	-	-	-	494,996
Small Cap Growth Equity Fund, Class Z*	-	204,313	13,557	190,756	3,595,753	-	-	8,480
Small Cap Value Equity Fund, Class S*	286,252	110,006	41,209	355,049	3,536,289	-	-	24,016
Small Company Growth Fund, Class S*	193,339	111,264	40,607	263,996	2,940,913	-	-	209,807
Small Company Value Fund, Class S*	231,429	24,062	255,491	-	-	-	-	590,565
Small Company Value Fund, Class Z*	-	262,413	11,748	250,665	3,629,629	-	-	4,842
Strategic Bond Fund, Class S*	45,956	78,610	27,882	96,684	955,242	-	-	33,142
Strategic Emerging Markets Fund, Class S**	688,043	36,076	724,119	-	-	-	-	1,420,104
Strategic Emerging Markets Fund, Class Z**	-	687,745	28,481	659,264	10,805,331	-	-	(4,187)
Value Fund, Class S**	61,553	13,546	3,885	71,214	1,094,556	-	-	20,258

					$194,287,142	$40,599	$-	$15,741,481

98

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund
Blue Chip Growth Fund, Class S*	4,068	523	648	3,943	$44,748	$-	$-	$923
Capital Appreciation Fund, Class S**	687	-	687	-	-	-	-	15
Core Bond Fund, Class S**	868	504	1,372	-	-	-	-	3
Core Bond Fund, Class Z**	-	1,781	328	1,453	16,421	-	-	(20)
Core Opportunities Fund, Class S*	1,541	219	318	1,442	14,006	-	-	436
Disciplined Growth Fund, Class S**	7,142	2,545	532	9,155	91,913	-	-	710
Disciplined Value Fund, Class S**	6,804	1,594	548	7,850	83,053	-	-	563
Diversified Bond Fund, Class S**	52	-	52	-	-	-	-	483
Diversified International Fund, Class S*	7,841	1,162	960	8,043	57,746	-	-	207
Diversified Value Fund, Class S*	4,984	890	545	5,329	50,888	-	-	498
Focused International Fund, Class S**	1,841	310	2,151	-	-	-	-	1,928
Focused International Fund, Class Z**	-	2,061	213	1,848	22,716	-	-	(57)
Focused Value Fund, Class S*	1,101	231	1,332	-	-	-	-	1,770
Focused Value Fund, Class Z*	-	1,311	154	1,157	21,477	-	-	3
Fundamental Value Fund, Class S*	6,994	1,023	8,017	-	-	-	-	5,185
Fundamental Value Fund, Class Z*	-	7,293	4	7,289	79,739	-	-	1
Growth Opportunities Fund, Class S*	5,236	684	834	5,086	38,706	-	-	1,074
High Yield Fund, Class S**	547	240	787	-	-	-	-	207
High Yield Fund, Class Z**	-	732	340	392	3,593	-	-	(27)
Inflation-Protected and Income Fund, Class S**	515	226	741	-	-	-	-	512
Inflation-Protected and Income Fund, Class Z**	-	694	225	469	5,249	-	-	(2)
International Bond Fund, Class S**	2,078	389	586	1,881	19,878	-	-	169
International Equity Fund, Class S**	2,903	962	584	3,281	50,882	-	-	963
Large Cap Growth Fund, Class S*	6,075	808	869	6,014	58,094	-	-	893
Large Cap Value Fund, Class S*	1,946	241	722	1,465	15,909	-	-	628
Main Street Small/Mid Cap Fund, Class S**	1,791	-	268	1,523	17,505	-	-	382
Mid Cap Growth Equity Fund, Class S*	1,771	215	225	1,761	20,977	-	-	506
Mid Cap Growth Equity II Fund, Class S*	2,498	237	2,735	-	-	-	-	7,085
Mid Cap Growth Equity II Fund, Class Z*	-	2,554	2	2,552	43,233	-	-	-
Mid-Cap Value Fund, Class S*	5,284	771	286	5,769	62,425	-	-	439
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	11,370	3,491	2,587	12,274	45,904	-	-	1,058
Oppenheimer Developing Markets Fund, Class Y***	-	105	-	105	3,731	-	-	-
Oppenheimer Real Estate Fund, Class Y***	2,755	332	260	2,827	59,165	273	-	917
Overseas Fund, Class S*	17,682	1,918	19,600	-	-	-	-	10,822
Overseas Fund, Class Z*	-	19,618	10	19,608	151,176	-	-	1
PIMCO Total Return Fund, Class S*	327	15	342	-	-	-	-	77
PIMCO Total Return Fund, Class Z*	-	336	116	220	2,292	-	-	(6)
Short-Duration Bond Fund, Class S**	1,316	94	1,410	-	-	-	-	(2)
Short-Duration Bond Fund, Class Z**	-	931	631	300	3,233	-	-	(13)
Small Cap Growth Equity Fund, Class S*	1,471	453	1,924	-	-	-	-	3,114
Small Cap Growth Equity Fund, Class Z*	-	1,839	1	1,838	34,637	-	-	-
Small Cap Value Equity Fund, Class S*	1,994	1,296	96	3,194	31,810	-	-	151
Small Company Growth Fund, Class S*	2,116	364	287	2,193	24,433	-	-	687
Small Company Value Fund, Class S*	1,972	212	2,184	-	-	-	-	2,943
Small Company Value Fund, Class Z*	-	1,769	1	1,768	25,594	-	-	-
Strategic Bond Fund, Class S*	167	271	130	308	3,042	-	-	46
Strategic Emerging Markets Fund, Class S**	4,457	529	4,986	-	-	-	-	813
Strategic Emerging Markets Fund, Class Z**	-	4,630	3	4,627	75,833	-	-	1
Value Fund, Class S**	665	7	66	606	9,317	-	-	121

					$1,289,325	$273	$-	$46,207

99

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund
Blue Chip Growth Fund, Class S*	88,729	35,032	28,722	95,039	$1,078,698	$-	$-	$92,230
Capital Appreciation Fund, Class S**	28,383	427	28,810	-	-	-	-	33,696
Core Bond Fund, Class S**	18,569	13,917	32,486	-	-	-	-	1,100
Core Bond Fund, Class Z**	-	46,377	14,181	32,196	363,813	-	-	(765)
Core Opportunities Fund, Class S*	36,675	15,517	15,450	36,742	356,769	-	-	12,525
Disciplined Growth Fund, Class S**	157,020	108,078	40,354	224,744	2,256,428	-	-	164,998
Disciplined Value Fund, Class S**	140,127	79,853	31,684	188,296	1,992,177	-	-	114,630
Diversified Bond Fund, Class S**	1,603	-	1,603	-	-	-	-	315
Diversified International Fund, Class S*	153,740	73,767	38,716	188,791	1,355,520	-	-	97,584
Diversified Value Fund, Class S*	112,765	49,953	30,539	132,179	1,262,306	-	-	95,648
Focused International Fund, Class S**	34,912	17,511	52,423	-	-	-	-	63,607
Focused International Fund, Class Z**	-	55,041	10,207	44,834	551,011	-	-	(1,111)
Focused Value Fund, Class S*	23,489	8,793	32,282	-	-	-	-	85,588
Focused Value Fund, Class Z*	-	34,926	6,919	28,007	519,814	-	-	2,040
Fundamental Value Fund, Class S*	156,298	49,868	206,166	-	-	-	-	295,858
Fundamental Value Fund, Class Z*	-	197,473	17,338	180,135	1,970,672	-	-	3,498
Growth Opportunities Fund, Class S*	123,861	49,761	45,344	128,278	976,192	-	-	137,208
High Yield Fund, Class S**	10,607	8,622	19,229	-	-	-	-	4,553
High Yield Fund, Class Z**	-	20,145	8,222	11,923	109,332	-	-	(657)
Inflation-Protected and Income Fund, Class S**	7,185	7,230	14,415	-	-	-	-	7,308
Inflation-Protected and Income Fund, Class Z**	-	14,740	6,981	7,759	86,822	-	-	(34)
International Bond Fund, Class S**	34,359	16,057	12,549	37,867	400,255	-	-	11,867
International Equity Fund, Class S**	70,376	37,491	25,025	82,842	1,284,880	-	-	149,415
Large Cap Growth Fund, Class S*	122,902	58,982	39,117	142,767	1,379,129	-	-	73,301
Large Cap Value Fund, Class S*	44,751	18,827	26,450	37,128	403,213	-	-	65,692
Main Street Small/Mid Cap Fund, Class S**	67,022	612	5,079	62,555	718,762	-	-	22,717
Mid Cap Growth Equity Fund, Class S*	47,410	11,335	3,561	55,184	657,243	-	-	20,853
Mid Cap Growth Equity II Fund, Class S*	46,491	11,928	58,419	-	-	-	-	228,645
Mid Cap Growth Equity II Fund, Class Z*	-	58,921	6,330	52,591	890,885	-	-	3,146
Mid-Cap Value Fund, Class S*	106,763	51,087	22,566	135,284	1,463,769	-	-	108,387
Oppenheimer Commodity Strategy Total Return Fund, Class Y***	225,354	149,128	95,344	279,138	1,043,977	-	-	50,848
Oppenheimer Developing Markets Fund, Class Y***	-	2,673	-	2,673	95,202	-	-	-
Oppenheimer Real Estate Fund, Class Y***	49,748	24,676	9,571	64,853	1,357,377	6,037	-	63,596
Overseas Fund, Class S*	373,354	101,254	474,608	-	-	-	-	573,105
Overseas Fund, Class Z*	-	517,864	44,898	472,966	3,646,564	-	-	5,633
PIMCO Total Return Fund, Class S*	9,403	809	10,212	-	-	-	-	1,732
PIMCO Total Return Fund, Class Z*	-	10,983	3,035	7,948	82,659	-	-	(152)
Short-Duration Bond Fund, Class S**	39,044	5,325	44,369	-	-	-	-	226
Short-Duration Bond Fund, Class Z**	-	32,677	17,283	15,394	165,795	-	-	(365)
Small Cap Growth Equity Fund, Class S*	18,659	15,651	34,310	-	-	-	-	52,603
Small Cap Growth Equity Fund, Class Z*	-	38,618	5,376	33,242	626,617	-	-	4,762
Small Cap Value Equity Fund, Class S*	39,412	37,935	13,249	64,098	638,414	-	-	59,936
Small Company Growth Fund, Class S*	39,976	25,545	11,072	54,449	606,567	-	-	57,024
Small Company Value Fund, Class S*	34,271	13,201	47,472	-	-	-	-	94,235
Small Company Value Fund, Class Z*	-	48,030	4,656	43,374	628,057	-	-	2,801
Strategic Bond Fund, Class S*	2,696	7,243	3,953	5,986	59,140	-	-	1,442
Strategic Emerging Markets Fund, Class S**	94,649	22,074	116,723	-	-	-	-	29,822
Strategic Emerging Markets Fund, Class Z**	-	121,460	11,295	110,165	1,805,598	-	-	705
Value Fund, Class S**	12,246	1,691	2,266	11,671	179,376	-	-	7,825

					$31,013,033	$6,037	$-	$2,899,620

*	MassMutual Select Fund.
**	MassMutual Premier Fund.
***	Fund advised by OppenheimerFunds, Inc.

100

Notes to Financial Statements (Unaudited) (Continued)

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

101

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2011, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MassMutual (the “Independent Trustees”), reapproved the existing advisory agreements (collectively, the “Contracts”) for each of the RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year, detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

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Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2010. The three-year period does not apply for any Fund that does not yet have a three-year performance history.)

The Committee considered that, in the case of a number of the Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the RetireSMART In Retirement, 2010, 2020, and 2050 Funds. The Committee considered, in addition, that the expense information for a number of the Funds showed the Funds to be in the first quartile of their peer groups, although they did not have one- or three-year performance information. These Funds included the RetireSMART 2015, 2025, 2035, and 2045 Funds. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee also considered that, in the case of the RetireSMART 2030 and 2040 Funds, expense information showed the Funds to be in the first quartile of their peer groups, and performance information showed the Funds to have had second quartile investment performance in their performance categories for the one-year period, showing an improvement from a third-quartile performance ranking for the three-year period. For each of these Funds, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance numbers. MassMutual noted that strong underlying Fund performance, diverse asset allocation, and a disciplined investment approach had led to the improvement. The Committee determined that further inquiry was not required at this time.

With respect to each of the Funds, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for each of the Funds.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (iv) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund’s shareholders.

At their meeting in May 2011, the Trustees, including the Independent Trustees, also approved the advisory agreements (“Advisory Agreements”) for four new series of the Trust, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, and RetireSMART Growth Fund (the “New Funds”). In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Advisory Agreements (the “Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

103

Other Information (Unaudited) (Continued)

In reviewing and approving the Advisory Agreements, the Trustees considered the Materials and information discussed with representatives of MassMutual at the meeting relating to MassMutual and the nature, scope, and quality of services MassMutual would provide to the New Funds. The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Funds, including (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the New Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the New Funds and the needs of the New Funds for administrative and shareholder services.

The Trustees also reviewed and considered information included in the Materials, or discussed at the meeting, concerning possible economies of scale and potential profitability of MassMutual’s advisory relationship with the New Funds. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the New Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the New Funds.

Prior to the votes being taken to approve the Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Advisory Agreements, including the anticipated level of MassMutual’s oversight of the New Funds; (ii) MassMutual’s projected level of profitability from its relationship to the New Funds were not excessive and the advisory fee amounts payable under the Advisory Agreements and the New Funds’ total expenses were fair and reasonable; and (iii) the terms of the Advisory Agreements were fair and reasonable with respect to the New Funds and were in the best interest of the New Funds’ shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements.

Each of the Advisory Agreements became effective on June 20, 2011.

104

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2011:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART Conservative Fund**
Class A	$1,000	0.51%	$1,010.00	$0.15	$1,022.30	$2.56
Class L	1,000	0.26%	1,010.00	0.08	1,023.50	1.30
Class Y	1,000	0.18%	1,010.00	0.05	1,023.90	0.90
Class S	1,000	0.14%	1,010.00	0.04	1,024.10	0.70
RetireSMART Moderate Fund**
Class A	1,000	0.50%	1,023.00	0.15	1,022.30	2.51
Class L	1,000	0.25%	1,023.00	0.08	1,023.60	1.25
Class Y	1,000	0.17%	1,023.00	0.05	1,024.00	0.85
Class S	1,000	0.13%	1,023.00	0.04	1,024.10	0.65
RetireSMART Moderate Growth Fund**
Class A	1,000	0.51%	1,035.00	0.16	1,022.30	2.56
Class L	1,000	0.26%	1,035.00	0.08	1,023.50	1.30
Class Y	1,000	0.18%	1,035.00	0.06	1,023.90	0.90
Class S	1,000	0.14%	1,035.00	0.04	1,024.10	0.70

105

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART Growth Fund**
Class A	$1,000	0.50%	$1,040.00	$0.15	$1,022.30	$2.51
Class L	1,000	0.25%	1,041.00	0.08	1,023.60	1.25
Class Y	1,000	0.19%	1,041.00	0.06	1,023.90	0.95
Class S	1,000	0.15%	1,041.00	0.05	1,024.10	0.75
RetireSMART In Retirement Fund
Class A	1,000	0.52%	1,037.80	2.63	1,022.20	2.61
Class L	1,000	0.27%	1,039.50	1.37	1,023.50	1.35
Class Y	1,000	0.17%	1,040.50	0.86	1,024.00	0.85
Class S	1,000	0.14%	1,040.60	0.71	1,024.10	0.70
Class N	1,000	0.82%	1,036.70	4.14	1,020.70	4.11
RetireSMART 2010 Fund
Class A	1,000	0.54%	1,041.90	2.73	1,022.10	2.71
Class L	1,000	0.29%	1,042.60	1.47	1,023.40	1.45
Class Y	1,000	0.19%	1,042.60	0.96	1,023.90	0.95
Class S	1,000	0.14%	1,043.50	0.71	1,024.10	0.70
Class N	1,000	0.84%	1,040.90	4.25	1,020.60	4.21
RetireSMART 2015 Fund
Class A	1,000	0.50%	1,047.60	2.54	1,022.30	2.51
Class L	1,000	0.25%	1,048.50	1.27	1,023.60	1.25
Class Y	1,000	0.15%	1,049.40	0.76	1,024.10	0.75
Class S	1,000	0.10%	1,049.40	0.51	1,024.30	0.50
RetireSMART 2020 Fund
Class A	1,000	0.51%	1,048.50	2.59	1,022.30	2.56
Class L	1,000	0.26%	1,050.10	1.32	1,023.50	1.30
Class Y	1,000	0.16%	1,050.20	0.81	1,024.00	0.80
Class S	1,000	0.10%	1,050.10	0.51	1,024.30	0.50
Class N	1,000	0.81%	1,046.50	4.11	1,020.80	4.06
RetireSMART 2025 Fund
Class A	1,000	0.50%	1,049.80	2.54	1,022.30	2.51
Class L	1,000	0.25%	1,051.60	1.27	1,023.60	1.25
Class Y	1,000	0.15%	1,052.50	0.76	1,024.10	0.75
Class S	1,000	0.10%	1,052.50	0.51	1,024.30	0.50
RetireSMART 2030 Fund
Class A	1,000	0.51%	1,050.40	2.59	1,022.30	2.56
Class L	1,000	0.26%	1,051.00	1.32	1,023.50	1.30
Class Y	1,000	0.16%	1,052.00	0.81	1,024.00	0.80
Class S	1,000	0.11%	1,053.00	0.56	1,024.20	0.55
Class N	1,000	0.81%	1,049.40	4.12	1,020.80	4.06
RetireSMART 2035 Fund
Class A	1,000	0.50%	1,051.50	2.54	1,022.30	2.51
Class L	1,000	0.25%	1,052.30	1.27	1,023.60	1.25
Class Y	1,000	0.15%	1,053.30	0.76	1,024.10	0.75
Class S	1,000	0.10%	1,053.30	0.51	1,024.30	0.50
RetireSMART 2040 Fund
Class A	1,000	0.51%	1,050.30	2.59	1,022.30	2.56
Class L	1,000	0.26%	1,051.80	1.32	1,023.50	1.30
Class Y	1,000	0.16%	1,051.80	0.81	1,024.00	0.80
Class S	1,000	0.11%	1,052.80	0.56	1,024.20	0.55
Class N	1,000	0.81%	1,049.30	4.12	1,020.80	4.06

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Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART 2045 Fund
Class A	$1,000	0.50%	$1,052.10	$2.54	$1,022.30	$2.51
Class L	1,000	0.25%	1,052.90	1.27	1,023.60	1.25
Class Y	1,000	0.15%	1,053.80	0.76	1,024.10	0.75
Class S	1,000	0.10%	1,053.80	0.51	1,024.30	0.50
RetireSMART 2050 Fund
Class A	1,000	0.50%	1,052.00	2.54	1,022.30	2.51
Class L	1,000	0.25%	1,053.10	1.27	1,023.60	1.25
Class Y	1,000	0.15%	1,053.10	0.76	1,024.10	0.75
Class S	1,000	0.10%	1,053.10	0.51	1,024.30	0.50
Class N	1,000	0.80%	1,049.50	4.07	1,020.80	4.01

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund(s) on June 20, 2011, through June 30, 2011, multiplied by the number of days in the period, divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

107

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

August 29, 2011

©2011 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4543 0811 C:05477-04

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date 8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date 8/29/11

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date 8/29/11